UNITED STATES

SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR
CERTIFIED SHAREHOLDER REPORT OF
REGISTERED MANAGEMENT INVESTMENT COMPANIES
Investment Company Act file number: 811-22311

Schwab Strategic Trust – Schwab U.S. Equity ETFs,
Schwab International Equity ETFs and Schwab
Fixed-Income ETFs
(Exact name of registrant as specified in charter)

425 Market Street, Suite 1700, San Francisco, California 94105
(Address of principal executive offices) (Zip code)

Omar Aguilar

Schwab Strategic Trust – Schwab U.S. Equity ETFs, Schwab International Equity ETFs and Schwab Fixed-Income ETFs

425 Market Street, Suite 1700, San Francisco, California 94105
(Name and address of agent for service)

Registrant’s telephone number, including area code: (800) 648-5300
Date of fiscal year end: August 31
Date of reporting period: August 31, 2026

Item 1: Report(s) to Shareholders.

Annual Report |
August 31, 2026

Schwab International Dividend Equity ETF

Ticker Symbol: SCHY

Principal U.S. Listing Exchange: NYSE Arca, Inc.

This annual shareholder report contains important information about the fund for the period of September 1, 2025, to August 31, 2026. You can find additional information about the fund at www.schwabassetmanagement.com/prospectus. You can also request this information by calling 1-866-414-6349 or by sending an email request to orders@mysummaryprospectus.com. If you purchase or hold fund shares through a financial intermediary, the fund’s prospectus, Statement of Additional Information (SAI), reports to shareholders and other information about the fund are available from your financial intermediary.

FUND COSTS FOR THE LAST year ENDED August 31, 2026 (BASED ON A HYPOTHETICAL $10,000 INVESTMENT)

	COSTS OF A $10,000 INVESTMENT	COSTS PAID AS A PERCENTAGE OF A $10,000 INVESTMENT
Schwab International Dividend Equity ETF	$9	0.08%

MANAGEMENT’S DISCUSSION OF FUND PERFORMANCE
For the 12-month reporting period ended August 31, 2026, the fund’s NAV return was 22.94% (for an explanation of NAV return, please refer to footnote 2 on the following page). The MSCI EAFE® Index (Net)1, which serves as the fund’s regulatory index and provides a broad measure of market performance, returned 21.62%. The fund generally invests in securities that are included in the Dow Jones International Dividend 100 Index (Net)1 which returned 22.79% during the same period. The fund does not seek to track the regulatory index.
Top contributors to total return:
■ Australian securities, including BHP Group Ltd.
■ French securities
Top detractors from total return:
■ Indian securities, including Infosys Ltd.
■ Indonesian securities

Portfolio holdings may have changed since the report date.
1
The net version of the index reflects reinvested dividends net of withholding taxes but reflects no deductions for expenses or other taxes.
Schwab International Dividend Equity ETF | Annual Report
1
REG125422-02  00327880

The performance data quoted represents past performance. Past performance does not guarantee future results. Investment returns and principal value of an investment will fluctuate so that an investor’s shares, when sold or redeemed, may be worth more or less than the original cost. Current performance may be lower or higher than the performance data quoted.
To obtain performance information current to the most recent month end, please visit www.schwabassetmanagement.com/prospectus.

Performance of Hypothetical $10,000 Investment (April 29, 2021 - August 31, 2026)1,2,3,4

Average Annual Total Returns

Fund and Inception Date	1 Year	5 Years	Since Inception*
Fund: Schwab International Dividend Equity ETF (04/29/2021)[1,2,3]	22.94%	9.06%	9.35%
MSCI EAFE® Index (Net)[4,5]	21.62%	9.35%	9.47%
Dow Jones International Dividend 100 Index (Net)[4]	22.79%	9.03%	9.32%

All total returns on this page assume dividends and distributions were reinvested. Index figures do not include trading and management costs, which would lower performance. Indices are unmanaged and cannot be invested in directly. Performance results less than one year are not annualized.
For index definitions, please see www.schwabassetmanagement.com/glossary.
Shares are bought and sold at market price, which may be higher or lower than the net asset value (NAV). Brokerage commissions will reduce returns.
Index ownership — Dow Jones
®
is a registered trademark of Dow Jones Trademark Holdings LLC (Dow Jones). The Dow Jones International Dividend 100 Index is a product of
S&P Dow Jones Indices LLC and/or its affiliates, and has been licensed for use by Charles Schwab Investment Management, Inc., dba Schwab Asset Management. The
Schwab International Dividend Equity ETF is not sponsored, endorsed, sold or promoted by S&P Dow Jones Indices LLC, Dow Jones, or any of their respective affiliates and neither S&P Dow Jones Indices LLC, Dow Jones, nor any of their respective affiliates make any representation regarding the advisability of investing in such product.
*
Inception (04/29/2021) represents the date that the shares began trading in the secondary market.
1
Performance does not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares.
2
Performance is shown on a NAV basis. The fund’s per share NAV is the value of one share of the fund. NAV is calculated by taking the fund’s total assets (including the fair value of securities owned), subtracting liabilities, and dividing by the number of shares outstanding. Returns assume that dividends and capital gain distributions have been reinvested in the fund at NAV.
3
The fund’s performance relative to the index may be affected by fair-value pricing and timing differences in foreign exchange calculations.
4
The net version of the index reflects reinvested dividends net of withholding taxes but reflects no deductions for expenses or other taxes.
5
The MSCI EAFE
®
Index (Net) serves as the fund’s regulatory index and provides a broad measure of market performance. The fund generally invests in securities that are included in the Dow Jones International Dividend 100 Index (Net). The fund does not seek to track the regulatory index.
2
Schwab International Dividend Equity ETF | Annual Report

Statistics

Net Assets (millions)	$2,613
Number of Holdings (excludes derivatives)	103
Portfolio Turnover Rate (excludes in-kind transactions)	29%
Advisory Fees Paid by the Fund	$1,564,195
Weighted Average Market Cap (millions)	$94,273
Price/Earnings Ratio (P/E)	15.2
Price/Book Ratio (P/B)	2.7
Foreign Tax Paid and Passed Through	$7,080,287
Gross Income from Foreign Sources	$93,641,251
Qualified Dividend Income	$66,699,231
Sector Weightings % of Investments1

Top Equity Holdings % of Net Assets

Country Weightings % of Investments
1

Portfolio holdings may have changed since the report date.
The Sector/Industry classifications in this report use the Global Industry Classification Standard (GICS) which wa
s dev
eloped by and is the e
xclu
sive property of M
SC
I Inc.
(MSCI) and Standard & Poor’s (S&P). GICS is a service mark of MSCI and S&P and has been licensed fo
r use
by Charles Schwab & Co., Inc.
1
Excludes derivatives.
2
Includes the fund’s position(s) in money market mutual funds registered under the Investment Company Act of 1940, as amended.
Schwab International Dividend Equity ETF | Annual Report
3

AVAILABILITY OF ADDITIONAL INFORMATION
You can find the fund’s prospectus, Statement of Additional Information (SAI), reports to shareholders, financial information, holdings, certain tax information, proxy voting information, and other information about the fund onlin
e at
www.schwabassetmanagement.com/prospectus
.
Proxy Voting Policies, Procedures and Results
A description of the proxy voting policies and procedures used to determine how to vote proxies on behalf of the funds is available without charge, upon request, by visiting the Schwab ETFs’ website at
www.schwabassetmanagement.com/prospectus
, the
SEC’s website at
www.sec.gov
, or by contacting Schwab ETFs at 1-877-824-5615.
Information regarding how a fund voted proxies relating to portfolio securities during the most recent twelve-month period ended
June 30 is available, without charge, by visiting the fund’s website at
www.schwabassetmanagement.com/prospectus
or the
SEC’s website at
www.sec.gov
, by calling
1-866-414-6349
, or by sending an email request to
orders@mysummaryprospectus.com
.
4
Schwab International Dividend Equity ETF | Annual Report

Annual Report |
August 31, 2026

Schwab International Equity ETF

Ticker Symbol: SCHF

Principal U.S. Listing Exchange: NYSE Arca, Inc.

This annual shareholder report contains important information about the fund for the period of September 1, 2025, to August 31, 2026. You can find additional information about the fund at www.schwabassetmanagement.com/prospectus. You can also request this information by calling 1-866-414-6349 or by sending an email request to orders@mysummaryprospectus.com. If you purchase or hold fund shares through a financial intermediary, the fund’s prospectus, Statement of Additional Information (SAI), reports to shareholders and other information about the fund are available from your financial intermediary.

FUND COSTS FOR THE LAST year ENDED August 31, 2026 (BASED ON A HYPOTHETICAL $10,000 INVESTMENT)

	COSTS OF A $10,000 INVESTMENT	COSTS PAID AS A PERCENTAGE OF A $10,000 INVESTMENT
Schwab International Equity ETF	$3	0.03%

MANAGEMENT’S DISCUSSION OF FUND PERFORMANCE
For the 12-month reporting period ended August 31, 2026, the fund’s NAV return was 28.65% (for an explanation of NAV return, please refer to footnote 2 on the following page). The MSCI EAFE® Index (Net)1, which serves as the fund’s regulatory index and provides a broad measure of market performance, returned 21.62%. The fund generally invests in securities that are included in the FTSE Developed ex US Index (Net)1 which returned 28.50% during the same period. The fund does not seek to track the regulatory index.
Top contributors to total return:
■ South Korean securities, including Samsung Electronics Co. Ltd.
■ Japanese securities
Over the reporting period, no markets detracted from the return of the fund. However, the smallest contributors to total return were:
■ Securities from the United States, including Sunbelt Rentals Holdings, Inc.
■ Securities from New Zealand

Portfolio holdings may have changed since the report date.
1
The net version of the index reflects reinvested dividends net of withholding taxes but reflects no deductions for expenses or other taxes.
Schwab International Equity ETF | Annual Report
1
REG125423-02  00327881

The performance data quoted represents past performance. Past performance does not guarantee future results. Investment returns and principal value of an investment will fluctuate so that an investor’s shares, when sold or redeemed, may be worth more or less than the original cost. Current performance may be lower or higher than the performance data quoted.
To obtain performance information current to the most recent month end, please visit www.schwabassetmanagement.com/prospectus.

Performance of Hypothetical $10,000 Investment (August 31, 2016 - August 31, 2026)1,2,3,4

Average Annual Total Returns

Fund and Inception Date	1 Year	5 Years	10 Years
Fund: Schwab International Equity ETF (11/03/2009)[1,2,3]	28.65%	10.53%	10.37%
MSCI EAFE® Index (Net)[4,5]	21.62%	9.35%	9.54%
FTSE Developed ex US Index (Net)[4]	28.50%	10.35%	10.22%

All total returns on this page assume dividends and distributions were reinvested. Index figures do not include trading and management costs, which would lower performance. Indices are unmanaged and cannot be invested in directly. Performance results less than one year are not annualized.
For index definitions, please see www.schwabassetmanagement.com/glossary.
Shares are bought and sold at market price, which may be higher or lower than the net asset value (NAV). Brokerage commissions will reduce returns.
Index ownership — FTSE is a trademark of the London Stock Exchange Group companies (LSEG) and is used by the fund under license. The Schwab International Equity ETF is not sponsored, endorsed, sold or promoted by FTSE nor LSEG and neither FTSE nor LSEG makes any representation regarding the advisability of investing in shares of the fund. Fees payable under the license are paid by the investment adviser.
1
Performance does not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares.
2
Performance is shown on a NAV basis. The fund’s per share NAV is the value of one share of the fund. NAV is calculated by taking the fund’s total assets (including the fair value of securities owned), subtracting liabilities, and dividing by the number of shares outstanding. Returns assume that dividends and capital gain distributions have been reinvested in the fund at NAV.
3
The fund’s performance relative to the index may be affected by fair-value pricing and timing differences in foreign exchange calculations.
4
The net version of the index reflects reinvested dividends net of withholding taxes but reflects no deductions for expenses or other taxes.
5
The MSCI EAFE
®
Index (Net) serves as the fund’s regulatory index and provides a broad measure of market performance. The fund generally invests in securities that are included in the FTSE Developed ex US Index (Net). The fund does not seek to track the regulatory index.
2
Schwab International Equity ETF | Annual Report

Statistics

Net Assets (millions)	$69,684
Number of Holdings (excludes derivatives)	1,476
Portfolio Turnover Rate (excludes in-kind transactions)	4%
Advisory Fees Paid by the Fund	$17,786,344
Weighted Average Market Cap (millions)	$163,241
Price/Earnings Ratio (P/E)	16.6
Price/Book Ratio (P/B)	2.3
Foreign Tax Paid and Passed Through	$123,166,051
Gross Income from Foreign Sources	$1,640,946,842
Qualified Dividend Income	$1,539,917,697
Sector Weightings % of Investments1

Top Equity Holdings % of Net Assets

Country Weightings % of Investments
1

Portfolio holdings may have changed since the report date.
The Sector/Industry classifications in this report use the Global Industry Classification Standard (GICS) which was developed by and is the exclusive prope
rty of MSCI Inc.
(MSCI) and Standard & Poor’s (S&P). GICS is a service mark of MSCI and S&P and has been licensed for use by Charles Schwab & Co., Inc.
1
Excludes derivatives.
2
Includes the fund’s position(s) in money market mutual funds registered under the Investment Company Act of 1940, as amended.
Schwab International Equity ETF | Annual Report
3

AVAILABILITY OF ADDITIONAL INFORMATION
You can find the fund’s prospectus, Statement of Additional Information (SAI), reports to shareholders, financial information, holdings, certain tax information, proxy voting information, and other information about the fund online at
www.schwabassetmanagement.com/prospectus
.
Proxy Voting Policies, Procedures and Results
A description of the proxy voting policies and procedures used to determine how to vote proxies on behalf of the funds is available without charge, upon request, by visiting the Schwab ETFs’ website at
www.schwabassetmanagement.com/prospectus
, the
SEC’s website at
www.sec.gov
, or by contacting Schwab ETFs at 1-877-824-5615.
Information regarding how a fund voted proxies relating to portfolio securities during the most recent twelve-month period ended
June 30 is available, without charge, by visiting the fund’s website at
www.schwabassetmanagement.com/prospectus
or the
SEC’s website at
www.sec.gov
, by calling
1-866-414-6349
, or by sending an email request to
orders@mysummaryprospectus.com
.
4
Schwab International Equity ETF | Annual Report

Annual Report |
August 31, 2026

Schwab International Small-Cap Equity ETF

Ticker Symbol: SCHC

Principal U.S. Listing Exchange: NYSE Arca, Inc.

This annual shareholder report contains important information about the fund for the period of September 1, 2025, to August 31, 2026.
You can find additional information about the fund at www.schwabassetmanagement.com/prospectus. You can also request this information by calling 1-866-414-6349 or by sending an email request to orders@mysummaryprospectus.com.
If you purchase
or hold fund shares through a financial intermediary, the fund’s prospectus, Statement of Additional Information (SAI), reports to shareholders and other information about the fund are available from your financial intermediary.
This report describes changes to the fund that occurred during the reporting period.

FUND COSTS FOR THE LAST year ENDED August 31, 2026 (BASED ON A HYPOTHETICAL $10,000 INVESTMENT)

	COSTS OF A $10,000 INVESTMENT	COSTS PAID AS A PERCENTAGE OF A $10,000 INVESTMENT
Schwab International Small-Cap Equity ETF	$9	0.08% *
*
Effective June 11, 2026, the advisory fee of the fund was reduced from 0.08% to 0.06%. The amount shown is the aggregate advisory fee paid during the period.

MANAGEMENT’S DISCUSSION OF FUND PERFORMANCE
For the 12-month reporting period ended August 31, 2026, the fund’s NAV return was 20.33% (for an explanation of NAV return, please refer to footnote 2 on the following page). The MSCI EAFE® Index (Net)1, which serves as the fund’s regulatory index and provides a broad measure of market performance, returned 21.62%. The fund generally invests in securities that are included in the FTSE Developed Small Cap ex US Liquid Index (Net)1 which returned 20.03% during the same period. The fund does not seek to track the regulatory index.
Top contributors to total return:
■

Canadian securities, including Celestica, Inc.
■

Japanese securities
Top detractors from total return:
■

Securities from Hong Kong, including Guotai Junan International Holdings Ltd.
■

Securities from the United States

Portfolio holdings may have changed since the report date.
1
The net version of the index reflects reinvested dividends net of withholding taxes but reflects no deductions for expenses or other taxes.
Schwab International Small-Cap Equity ETF | Annual Report
1
REG125424-02  00327882

The performance data quoted represents past performance. Past performance does not guarantee future results. Investment returns and principal value of an investment will fluctuate so that an investor’s shares, when sold or redeemed, may be worth more or less than the original cost. Current performance may be lower or higher than the performance data quoted.
To obtain performance information current to the most recent month end, please visit www.schwabassetmanagement.com/prospectus.

Performance of Hypothetical $10,000 Investment (August 31, 2016 - August 31, 2026)1,2,3,4

Average Annual Total Returns

Fund and Inception Date	1 Year	5 Years	10 Years
Fund: Schwab International Small-Cap Equity ETF (01/14/2010) 1,2,3	20.33%	6.66%	8.50%
MSCI EAFE® Index (Net) 4,5	21.62%	9.35%	9.54%
FTSE Developed Small Cap ex US Liquid Index (Net) 4	20.03%	6.48%	8.33%

All total returns on this page assume dividends and distributions were reinvested. Index figures do not include trading and management costs, which would lower performance. Indices are unmanaged and cannot be invested in directly. Performance results less than one year are not annualized.
For index definitions, please see www.schwabassetmanagement.com/glossary.
Shares are bought and sold at market price, which may be higher or lower than the net asset value (NAV). Brokerage commissions will reduce returns.
Index ownership — FTSE is a trademark of the London Stock Exchange Group companies (LSEG) and is used by the fund under license. The Schwab International Small-Cap
Equity ETF is not sponsored, endorsed, sold or promoted by FTSE nor LSEG and neither FTSE nor LSEG makes any representation regarding the advisability of investing in shares of the fund. Fees payable under the license are paid by the investment adviser.
1
Performance does not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares.
2
Performance is shown on a NAV basis. The fund’s per share NAV is the value of one share of the fund. NAV is calculated by taking the fund’s total assets (including the fair value of securities owned), subtracting liabilities, and dividing by the number of shares outstanding. Returns assume that dividends and capital gain distributions have been reinvested in the fund at NAV.
3
The fund’s performance relative to the index may be affected by fair-value pricing and timing differences in foreign exchange calculations.
4
The net version of the index reflects reinvested dividends net of withholding taxes but reflects no deductions for expenses or other taxes.
5
The MSCI EAFE
®
Index (Net) serves as the fund’s regulatory index and provides a broad measure of market performance. The fund generally invests in securities that are included in the FTSE Developed Small Cap ex US Liquid Index (Net). The fund does not seek to track the regulatory index.
2
Schwab International Small-Cap Equity ETF | Annual Report

Statistics

Net Assets (millions)	$5,771
Number of Holdings (excludes derivatives)	2,182
Portfolio Turnover Rate (excludes in-kind transactions)	26%
Advisory Fees Paid by the Fund	$3,945,680
Weighted Average Market Cap (millions)	$3,512
Price/Earnings Ratio (P/E)	15.2
Price/Book Ratio (P/B)	1.6
Foreign Tax Paid and Passed Through	$11,730,854
Gross Income from Foreign Sources	$157,275,588
Qualified Dividend Income	$123,543,360
Sector Weightings % of Investments1

Top Equity Holdings % of Net Assets

Country Weightings % of Investments
1

Portfolio holdings may have changed since the report date.
The Sector/Industry classifications in this report use the Global Industry Classification Standard (GICS) which was developed by and is the exclusive property of MSCI Inc.
(MSCI) and Standard & Poor’s (S&P). GICS is a service mark o
f M
SCI and S&P and has been licensed for use by Charles Schwab & Co., Inc.
1
Excludes derivatives.
2
Includes the fund’s position(s) in money market mutual funds registered under the Investment Company Act of 1940, as amended.
Schwab International Small-Cap Equity ETF | Annual Report
3

FUND CHANGES
This is a summary of certain changes to the fund since September 1, 2025. For more complete information, you may review the fund’s prospectus at www.schwabassetmanagement.com/prospectus or upon request by calling 1-866-414-6349 or by sending an email request to orders@mysummaryprospectus.com.
■ Effective June 11, 2026, the management fee of the fund was reduced from 0.08% to 0.06%.

AVAILABILITY OF ADDITIONAL INFORMATION
You can find the fund’s prospectus, Statement of Additional Information (SAI), reports to shareholders, financial information, holdings, certain tax information, proxy voting information, and other information about the fund online at
www.schwabassetmanagement.com/prospectus
.
Proxy Voting Policies, Procedures and Results
A description of the proxy voting policies and procedures used to determine how to vote proxies on behalf of the funds is available without charge, upon request, by visiting the Schwab ETFs’ website at
www.schwabassetmanagement.com/prospectus
, the SEC’s
website at
www.sec.gov
, or by contacting Schwab ETFs at 1-877-824-5615.
Information regarding how a fund voted proxies relating to portfolio securities during the most recent twelve-month period ended
June 30 is available, without charge, by visiting the fund’s webs it
e at
www.schwabassetmanagement.com/prospectus
or the SEC’s
website at
www.sec.gov
, by calling
1-866-414-6349
, or by sending an e
mai
l request to
orders@mysummaryprospectus.com
.
4
Schwab International Small-Cap Equity ETF | Annual Report

Annual Report |
August 31, 2026

Schwab Emerging Markets Equity ETF

Ticker Symbol: SCHE

Principal U.S. Listing Exchange: NYSE Arca, Inc.

This annual shareholder report contains important information about the fund for the period of September 1, 2025, to August 31, 2026.
You can find additional information about the fund at www.schwabassetmanagement.com/prospectus. You can also request this information by calling 1-866-414-6349 or by sending an email request to orders@mysummaryprospectus.com.
If you purchase
or hold fund shares through a financial intermediary, the fund’s prospectus, Statement of Additional Information (SAI), reports to shareholders and other information about the fund are available from your financial intermediary.
This report describes changes to the fund that occurred during the reporting period.

FUND COSTS FOR THE LAST year ENDED August 31, 2026 (BASED ON A HYPOTHETICAL $10,000 INVESTMENT)

	COSTS OF A $10,000 INVESTMENT	COSTS PAID AS A PERCENTAGE OF A $10,000 INVESTMENT
Schwab Emerging Markets Equity ETF	$8	0.07% *
*
Effective June 11, 2026, the advisory fee of the fund was reduced from 0.07% to 0.06%. The amount shown is the aggregate advisory fee paid during the period.

MANAGEMENT’S DISCUSSION OF FUND PERFORMANCE
For the 12-month reporting period ended August 31, 2026, the fund’s NAV return was 22.32% (for an explanation of NAV return, please refer to footnote 2 on the following page). The MSCI Emerging Markets Index (Net)1, which serves as the fund’s regulatory index and provides a broad measure of market performance, returned 39.25%. The fund generally invests in securities that are included in the FTSE Emerging Index (Net)1 which returned 22.05% during the same period.
Top contributors to total return:
■

Taiwanese securities, including Taiwan Semiconductor Manufacturing Co. Ltd.
■

Brazilian securities
Top detractors from total return:
■

Chinese securities, including Tencent Holdings Ltd.
■

Indian securities

Portfolio holdings may have changed since the report date.
1
The net version of the index reflects reinvested dividends net of withholding taxes but reflects no deductions for expenses or other taxes.
Schwab Emerging Markets Equity ETF | Annual Report
1
REG125412-02  00327878

The performance data quoted represents past performance. Past performance does not guarantee future results. Investment returns and principal value of an investment will fluctuate so that an investor’s shares, when sold or redeemed, may be worth more or less than the original cost. Current performance may be lower or higher than the performance data quoted.
To obtain performance information current to the most recent month end, please visit www.schwabassetmanagement.com/prospectus.

Performance of Hypothetical $10,000 Investment (August 31, 2016 - August 31, 2026)1,2,3,4

Average Annual Total Returns

Fund and Inception Date	1 Year	5 Years	10 Years
Fund: Schwab Emerging Markets Equity ETF (01/14/2010)[1,2,3]	22.32%	6.33%	8.11%
MSCI Emerging Markets Index (Net)[4,5]	39.25%	8.18%	9.29%
FTSE Emerging Index (Net)[4]	22.05%	6.53%	8.31%

All total returns on this page assume dividends and distributions were reinvested. Index figures do not include trading and management costs, which would lower performance. Indices are unmanaged and cannot be invested in directly. Performance results less than one year are not annualized.
For index definitions, please see www.schwabassetmanagement.com/glossary.
Shares are bought and sold at market price, which may be higher or lower than the net asset value (NAV). Brokerage commissions will reduce returns.
Index ownership — FTSE is a trademark of the London Stock Exchange Group companies (LSEG) and is used by the fund under license. The Schwab Emerging Markets Equity
ETF is not sponsored, endorsed, sold or promoted by FTSE nor LSEG and neither FTSE nor LSEG makes any representation regarding the advisability of investing in shares of the fund. Fees payable under the license are paid by the investment adviser.
1
Performance does not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares.
2
Performance is shown on a NAV basis. The fund’s per share NAV is the value of one share of the fund. NAV is calculated by taking the fund’s total assets (including the fair value of securities owned), subtracting liabilities, and dividing by the number of shares outstanding. Returns assume that dividends and capital gain distributions have been reinvested in the fund at NAV.
3
The fund’s performance relative to the index may be affected by fair-value pricing and timing differences in foreign exchange calculations.
4
The net version of the index reflects reinvested dividends net of withholding taxes but reflects no deductions for expenses or other taxes.
5
The MSCI Emerging Markets Index (Net) serves as the fund’s regulatory index and provides a broad measure of market performance. The fund generally invests in securities that are included in the FTSE Emerging Index (Net). The fund does not seek to track the regulatory index.
2
Schwab Emerging Markets Equity ETF | Annual Report

Statistics

Net Assets (millions)	$13,003
Number of Holdings (excludes derivatives)	2,193
Portfolio Turnover Rate (excludes in-kind transactions)	4%
Advisory Fees Paid by the Fund	$8,082,708
Weighted Average Market Cap (millions)	$406,921
Price/Earnings Ratio (P/E)	16.1
Price/Book Ratio (P/B)	2.5
Foreign Tax Paid and Passed Through	$37,741,794
Gross Income from Foreign Sources	$301,773,579
Qualified Dividend Income	$136,504,882
Sector Weightings % of Investments1

Top Equity Holdings % of Net Assets

Country Weightings % of Investments
1

Portfolio holdings may have changed since the report date.
The Sector/Industry classifications in this report use the Global Industry Classification Standard (GICS) which was developed by and is the exclusive property of MSCI Inc.
(MSCI) and Standard & Poor’s (S&P). GICS is a service mark of MSCI and S&P and has been licensed for use by Charles Schwab & Co., Inc.
1
Excludes derivatives.
2
Includes the fund’s position(s) in money market mutual funds registered under the Investment Company Act of 1940, as amended.
Schwab Emerging Markets Equity ETF | Annual Report
3

FUND CHANGES
This is a summary of certain changes to the fund since September 1, 2025. For more complete information, you may review the fund’s prospectus at www.schwabassetmanagement.com/prospectus or upon request by calling 1-866-414-6349 or by sending an email request to orders@mysummaryprospectus.com.
■ Effective June 11, 2026, the management fee of the fund was reduced from 0.07% to 0.06%.

AVAILABILITY OF ADDITIONAL INFORMATION
You can find the fund’s prospectus, Statement of Additional Information (SAI), reports to shareholders, financial information, holdings, certain tax information, proxy voting information, and other information about the fund online at
www.schwabassetmanagement.com/prospectus
.
Proxy Voting Policies, Procedures and Results
A description of the proxy voting policies and procedures used to determine how to vote proxies on behalf of the funds is available without charge, upon request, by visiting the Schwab ETFs’ website at
www.schwabassetmanagement.com/prospectus
, the SEC’s
website at
www.sec.gov
, or by contacting Schwab ETFs at 1-877-824-5615.
Information regarding how a fund voted proxies relating to portfolio securities during the most recent twelve-month period ended
June 30 is available, without charge, by visiting the fund’s website at
www.schwabassetmanagement.com/prospectus
or the SEC’s
website at
www.sec.gov
, by calling
1-866-414-6349
, or by sending an email request to
orders@mysummaryprospectus.com
.
4
Schwab Emerging Markets Equity ETF | Annual Report

Annual Report |
August 31, 2026

Schwab U.S. Broad Market ETF

Ticker
Symbol
: SCHB

Principal U.S. Listing Exchange: NYSE Arca, Inc.

This annual shareholder report contains important information about the fund for the period of September 1, 2025, to August 31, 2026.
You can find additional information about the fund at www.schwabassetmanagement.com/prospectus. You can also request this information by calling 1-866-414-6349 or by sending an email request to orders@mysummaryprospectus.com. If you purchase or hold fund shares through a financial intermediary, the fund’s prospectus, Statement of Additional Information (SAI), reports to shareholders and other information about the fund are available from your financial intermediary.

FUND COSTS FOR THE LAST year ENDED August 31, 2026 (BASED ON A HYPOTHETICAL $10,000 INVESTMENT)

	COSTS OF A $10,000 INVESTMENT	COSTS PAID AS A PERCENTAGE OF A $10,000 INVESTMENT
Schwab U.S. Broad Market ETF	$3	0.03%

MANAGEMENT’S DISCUSSION OF FUND PERFORMANCE
For the 12-month reporting period ended August 31, 2026, the fund’s NAV return was 20.14% (for an explanation of NAV return, please refer to footnote 2 on the following page). The Dow Jones U.S. Broad Stock Market Index returned 20.15% during the same period. Differences between the return of the fund and the return of the Dow Jones U.S. Broad Stock Market Index may be attributable to, among other things, the operational and transactional costs incurred by the fund and not the index.
Over the reporting period, no sectors detracted from the return of the fund. However, the smallest contributors to total return were:
■ Utilities sector securities, including Vistra Corp. (which detracted from the total return of the fund)
■ Real estate sector securities
Top contributors to total return:
■ Information technology sector securities, including Apple, Inc.
■ Health care sector securities

Portfolio holdings may have changed since the report date.
Schwab U.S. Broad Market ETF | Annual Report
1
REG125430-02  00327884

The performance data quoted represents past performance. Past performance does not guarantee future results. Investment returns and principal value of an investment will fluctuate so that an investor’s shares, when sold or redeemed, may be worth more or less than the original cost. Current performance may be lower or higher than the performance data quoted.
To obtain performance information current to the most recent month end, please visit www.schwabassetmanagement.com/prospectus.

Performance of Hypothetical $10,000 Investment (August 31, 2016 - August 31, 2026)1,2

Average Annual Total Returns

Fund and Inception Date	1 Year	5 Years	10 Years
Fund: Schwab U.S. Broad Market ETF (11/03/2009)[1,2]	20.14%	11.75%	14.81%
Dow Jones U.S. Broad Stock Market Index	20.15%	11.76%	14.82%

All total returns on this page
assume
dividends and distributions were reinvested. Index figures do not include
trading and management costs, which would lower
performance. Indices are unmanaged and cannot be invested in directly. Performance results less than one year are not annualized.
For index definitions, please see www.schwabassetmanagement.com/glossary.
Shares are bought and sold at market price, which may be higher or lower than the net asset value (NAV). Brokerage commissions will reduce returns.
Index ownership — Dow Jones
®
is a registered trademark of Dow Jones Trademark Holdings LLC (Dow Jones). The Dow Jones U.S. Broad Stock Market Index is a product of
S&P Dow Jones Indices LLC and/or its affiliates, and has been licensed for use by Charles Schwab Investment Management, Inc., dba Schwab Asset Management. The
Schwab U.S. Broad Market ETF is not sponsored, endorsed, sold or promoted by S&P Dow Jones Indices LLC, Dow Jones, or any of their respective affiliates and neither S&P
Dow Jones Indices LLC, Dow Jones, nor any of their respective affiliates make any representation regarding the advisability of investing in such product.
1
Performance does not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares.
2
Performance is shown on a NAV basis. The fund’s per share NAV is the value of one share of the fund. NAV is calculated by taking the fund’s total assets (including the fair value of securities owned), subtracting liabilities, and dividing by the number of shares outstanding. Returns assume that dividends and capital gain distributions have been reinvested in the fund at NAV.
2
Schwab U.S. Broad Market ETF | Annual Report

Statistics

Net Assets (millions)	$44,620
Number of Holdings (excludes derivatives)	2,380
Portfolio Turnover Rate (excludes in-kind transactions)	3%
Advisory Fees Paid by the Fund	$11,899,198
Weighted Average Market Cap (millions)	$1,421,927
Price/Earnings Ratio (P/E)	24.7
Price/Book Ratio (P/B)	5.1
Dividends Received Deduction	90.74%
Qualified Dividend Income	$411,867,930
Qualified Business Income Deduction (199A)	$25,830,845
Sector Weightings % of Investments1

Top Equity Holdings % of Net Assets

Portfolio holdings may have changed since the report date.
The Sector/Industry classifications in this report use the Global Industry Classification Standard (GICS) which was developed by and is the exclusive property of MSCI Inc.
(MSCI) and Standard & Poor’s (S&P). GICS is a service mark of MSCI and S&P and has been licensed for use by Charles Schwab & Co., Inc.
1
Excludes derivatives.
2
Includes the fund’s position(s) in money market mutual funds registered under the Investment Company Act of 1940, as amended.
Schwab U.S. Broad Market ETF | Annual Report
3

AVAILABILITY OF ADDITIONAL INFORMATION
You can find the fund’s prospectus, Statement of Additional Information (SAI), reports to shareholders, financial information, holdings, certain tax information, proxy voting information, and other information about the fund online at
www.schwabassetmanagement.com/prospectus
.
Proxy Voting Policies, Procedures and Results
A description of the proxy voting policies and procedures used to determine how to vote proxies on behalf of the funds is available without charge, upon request, by visiting the Schwab ETFs’ website at
www.schwabassetmanagement.com/prospectus
, the
SEC’s website at
www.sec.gov
, or by contacting Schwab ETFs at 1-877-824-5615.
Information regarding how a fund voted proxies relating to portfolio securities during the most recent twelve-month period ended
June 30 is available, without charge, by visiting the fund’s website at
www.schwabassetmanagement.com/prospectus
or the
SEC’s website at
www.sec.gov
, by calling
1-866-414-6349
, or by sending an email request to
orders@mysummaryprospectus.com
.
4
Schwab U.S. Broad Market ETF | Annual Report

Annual Report |
August 31, 2026

Schwab 1000 Index®
ETF

Ticker Symbol: SCHK

Principal U.S. Listing Exchange: NYSE Arca, Inc.

This annual shareholder report contains important information about the fund for the period of September 1, 2025, to August 31, 2026. You can find additional information about the fund at www.schwabassetmanagement.com/prospectus. You can also request this information by calling 1-866-414-6349 or by sending an email request to orders@mysummaryprospectus.com. If you purchase or hold fund shares through a financial intermediary, the fund’s prospectus, Statement of Additional Information (SAI), reports to shareholders and other information about the fund are available from your financial intermediary.

FUND COSTS FOR THE LAST year ENDED August 31, 2026 (BASED ON A HYPOTHETICAL $10,000 INVESTMENT)

	COSTS OF A $10,000 INVESTMENT	COSTS PAID AS A PERCENTAGE OF A $10,000 INVESTMENT
Schwab 1000 Index ETF	$3	0.03%

MANAGEMENT’S DISCUSSION OF FUND PERFORMANCE
For the 12-month reporting period ended August 31, 2026, the fund’s NAV return was 20.03% (for an explanation of NAV return, please refer to footnote 2 on the following page). The Russell 1000® Index, which serves as the fund’s regulatory index and provides a broad measure of market performance, returned 19.77%. The fund generally invests in securities that are included in the Schwab 1000 Index® which returned 20.08% during the same period. The fund does not seek to track the regulatory index. Differences between the return of the fund and the return of the Schwab 1000 Index® may be attributable to, among other things, the operational and transactional costs incurred by the fund and not the index.
Over the reporting period, no sectors detracted from the return of the fund. However, the smallest contributors to total return were:
■

Utilities sector securities, including Vistra Corp. (which detracted from the total return of the fund)
■

Real estate sector securities
Top contributors to total return:
■

Information technology sector securities, including Apple, Inc.
■

Health care sector securities

Portfolio holdings may have changed since the report date.
Schwab 1000 Index
®
ETF | Annual Report
1
REG125410-02  00327877

The performance data quoted represents past performance. Past performance does not guarantee future results. Investment returns and principal value of an investment will fluctuate so that an investor’s shares, when sold or redeemed, may be worth more or less than the original cost. Current performance may be lower or higher than the performance data quoted.
To obtain performance information current to the most recent month end, please visit www.schwabassetmanagement.com/prospectus.

Performance of Hypothetical $10,000 Investment (October 11, 2017 - August 31, 2026)1,2

Average Annual Total Returns

Fund and Inception Date	1 Year	5 Years	Since Inception*
Fund: Schwab 1000 Index ETF (10/11/2017)[1,2]	20.03%	12.02%	14.66%
Russell 1000® Index[3]	19.77%	12.10%	14.77%
Schwab 1000 Index®	20.08%	12.06%	14.71%

All total returns on this page assume dividends and distributions were reinvested. Index figures do not include trading and management costs, which would lower performance. Indices are unmanaged and cannot be invested in directly. Performance results less than one year are not annualized.
For index definitions, please see www.schwabassetmanagement.com/glossary.
Shares are bought and sold at market price, which may be higher or lower than the net asset value (NAV). Brokerage commissions will reduce returns.
*
Inception (10/11/2017) represents the date that the shares began trading in the secondary market.
1
Performance does not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares.
2
Performance is shown on a NAV basis. The fund’s per share NAV is the value of one share of the fund. NAV is calculated by taking the fund’s total assets (including the fair value of securities owned), subtracting liabilities, and dividing by the number of shares outstanding. Returns assume that dividends and capital gain distributions have been reinvested in the fund at NAV.
3
The Russell 1000
®
Index serves as the fund’s regulatory index and provides a broad measure of market performance. The fund generally invests in securities that are included in the Schwab 1000 Index
®
. The fund does not seek to track the regulatory index.
2
Schwab 1000 Index
®
ETF | Annual Report

Statistics

Net Assets (millions)	$5,860
Number of Holdings (excludes derivatives)	981
Portfolio Turnover Rate (excludes in-kind transactions)	3%
Advisory Fees Paid by the Fund	$1,530,629
Weighted Average Market Cap (millions)	$1,476,960
Price/Earnings Ratio (P/E)	25.0
Price/Book Ratio (P/B)	5.3
Dividends Received Deduction	91.58%
Qualified Dividend Income	$53,067,617
Qualified Business Income Deduction (199A)	$2,873,363
Sector Weightings % of Investments1

Top Equity Holdings % of Net Assets

Portfolio holdings may have changed since the report date.
The Sector/Industry classifications in this report use the Global Industry Classification Standard (GICS) which was developed by and is the exclusive property of MSCI Inc.
(MSCI) and Standard & Poor’s (S&P). GICS is a service mark of MSCI and S&P and has been licensed for use by Charles Schwab & Co., Inc.
1
Excludes derivatives.
2
Amount is less than 0.05%.
3
Includes the fund’s position(s) in money market mutual funds registered under the Investment Company Act of 1940, as amended.
Schwab 1000 Index
®
ETF | Annual Report
3

AVAILABILITY OF ADDITIONAL INFORMATION
You can find the fund’s prospectus, Statement of Additional Information (SAI), reports to shareholders, financial information, holdings,
certain
tax information, proxy voting information, and other information about the fund online at
www.schwabassetmanagement.com/prospectus
.
Proxy Voting Policies, Procedures and Results
A description of the proxy voting policies and procedures used to determine how to vote proxies on behalf of the funds
is available
without charge, upon request, by visiting the Schwab ETFs’ website at
www.schwabassetmanagement.com/prospectus
, the
SEC’s website at
www.sec.gov
, or by contacting Schwab ETFs at 1-877-824-5615.
Information regarding how a fund voted proxies relating to portfolio securities during the most recent twelve-month period ended
June 30 is available, without charge, by visiting the fund’s website at
www.schwabassetmanagement.com/prospectus
or the
SEC’s website at
www.sec.gov
, by calling
1-866-414-6349
, or by sending an email request to
orders@mysummaryprospectus.com
.
4
Schwab 1000 Index
®
ETF | Annual Report

Annual Report |
August 31, 2026

Schwab U.S. Large-Cap ETF

Ticker Symbol: SCHX

Principal U.S. Listing Exchange: NYSE Arca, Inc.

This annual shareholder report contains important information about the fund for the period of September 1, 2025, to August 31, 2026.
You can find additional information about the fund at www.schwabassetmanagement.com/prospectus. You can also request this information by calling 1-866-414-6349 or by sending an email request to orders@mysummaryprospectus.com.
If you purchase
or hold fund shares through a financial intermediary, the fund’s prospectus, Statement of Additional Information (SAI), reports to shareholders and other information about the fund are available from your financial intermediary.

FUND COSTS FOR THE LAST year ENDED August 31, 2026 (BASED ON A HYPOTHETICAL $10,000 INVESTMENT)

	COSTS OF A $10,000 INVESTMENT	COSTS PAID AS A PERCENTAGE OF A $10,000 INVESTMENT
Schwab U.S. Large-Cap ETF	$3	0.03%

MANAGEMENT’S DISCUSSION OF FUND PERFORMANCE
For the 12-month reporting period ended August 31, 2026, the fund’s NAV return was 19.74% (for an explanation of NAV return, please refer to footnote 2 on the following page). The S&P 500® Index, which serves as the fund’s regulatory index and provides a broad measure of market performance, returned 20.38%. The fund generally invests in securities that are included in the Dow Jones U.S. Large-Cap Total Stock Market Index which returned 19.74% during the same period. The fund does not seek to track the regulatory index.
Top contributors to total return:
■ Information technology sector securities, including Apple, Inc.
■ Health care sector securities
Over the reporting period, no sectors detracted from the return of the fund. However, the smallest contributors to total return were:
■ Utilities sector securities, including Vistra Corp. (which detracted from the total return of the fund)
■ Real estate sector securities

Portfolio holdings may have changed since the report date.
Schwab U.S. Large-Cap ETF | Annual Report
1
REG125432-02  00327886

The performance data quoted represents past performance. Past performance does not guarantee future results. Investment returns and principal value of an investment will fluctuate so that an investor’s shares, when sold or redeemed, may be worth more or less than the original cost. Current performance may be lower or higher than the performance data quoted.
To obtain performance information current to the most recent month end, please visit www.schwabassetmanagement.com/prospectus.

Performance of Hypothetical $10,000 Investment (August 31, 2016 - August 31, 2026)1,2

Average Annual Total Returns

Fund and Inception Date	1 Year	5 Years	10 Years
Fund: Schwab U.S. Large-Cap ETF (11/03/2009)[1,2]	19.74%	12.16%	15.22%
S&P 500® Index[3]	20.38%	12.79%	15.37%
Dow Jones U.S. Large-Cap Total Stock Market Index	19.74%	12.17%	15.24%

All total returns on this page assume dividends and distributions were reinvested. Index figures do not include trading and management costs, which would lower performance. Indices are unmanaged and cannot be invested in directly. Performance results less than one year are not annualized.
For index definitions, please see www.schwabassetmanagement.com/glossary.
Shares are bought and sold at market price, which may be higher or lower than the net asset value (NAV). Brokerage commissions will reduce returns.
Index ownership — Dow Jones
®
is a registered trademark of Dow Jones Trademark Holdings LLC (Dow Jones). The Dow Jones U.S. Large-Cap Total Stock Market Index is a
product of S&P Dow Jones Indices LLC and/or its affiliates, and has been licensed for use by Charles Schwab Investment Management, Inc., dba Schwab Asset Management.
The Schwab U.S. Large-Cap ETF is not sponsored, endorsed, sold or promoted by S&P Dow Jones Indices LLC, Dow Jones, or any of their respective affiliates and neither S&P
Dow Jones Indices LLC, Dow Jones, nor any of their respective affiliates make any representation regarding the advisability of investing in such product.
1
Performance does not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares.
2
Performance is shown on a NAV basis. The fund’s per share NAV is the value of one share of the fund. NAV is calculated by taking the fund’s total assets (including the fair value of securities owned), subtracting liabilities, and dividing by the number of shares outstanding. Returns assume that dividends and capital gain distributions have been reinvested in the fund at NAV.
3
The S&P 500
®
Index serves as the fund’s regulatory index and provides a broad measure of market performance. The fund generally invests in securities that are included in the Dow Jones U.S. Large-Cap Total Stock Market Index. The fund does not seek to track the regulatory index.
2
Schwab U.S. Large-Cap ETF | Annual Report

Statistics

Net Assets (millions)	$74,137
Number of Holdings (excludes derivatives)	748
Portfolio Turnover Rate (excludes in-kind transactions)	3%
Advisory Fees Paid by the Fund	$19,709,093
Weighted Average Market Cap (millions)	$1,517,731
Price/Earnings Ratio (P/E)	25.1
Price/Book Ratio (P/B)	5.4
Dividends Received Deduction	91.96%
Qualified Dividend Income	$683,653,674
Qualified Business Income Deduction (199A)	$35,424,766
Sector Weightings % of Investments1

Top Equity Holdings % of Net Assets

Portfolio holdings may have changed since the report date.
The Sector/Industry classifications in this report use the Global Industry Classification Standard (GICS) which was developed by and is the exclusive property of MSCI Inc.
(MSCI) and Standard & Poor’s (S&P). GICS is a service mark of MSCI and S&P and has been licensed for use by Charles Schwab & Co., Inc.
1
Excludes derivatives.
2
Includes the fund’s position(s) in money market mutual funds registered under the Investment Company Act of 1940, as amended.
Schwab U.S. Large-Cap ETF | Annual Report
3

AVAILABILITY OF ADDITIONAL INFORMATION
You can find the fund’s prospectus, Statement of Additional Information (SAI), reports to shareholders, financial information, holdings, certain tax information, proxy voting information, and other information about the fund online at
www.schwabassetmanagement.com/prospectus
.
Proxy Voting Policies, Procedures and Results
A description of the proxy voting policies and procedures used to determine how to vote proxies on behalf of the funds is available without charge, upon request, by visiting the Schwab ETFs’ website at
www.schwabassetmanagement.com/prospectus
, the
SEC’s website at
www.sec.gov
, or by contacting Schwab ETFs at 1-877-824-5615.
Information regarding how a fund voted proxies relating to portfolio securities during the most recent twelve-month period en
d
ed
June 30 is available, without charge, by visiting the fund’s website at
www.schwabassetmanagement.com/prospectus
or the
SEC’s
webs
ite at
www.sec.gov
, by calling
1-866-414-6349
, or by sending an email request to
orders@mysummaryprospectus.com
.
4
Schwab U.S. Large-Cap ETF | Annual Report

Annual Report |
August 31, 2026

Schwab U.S. Large-Cap Growth ETF

Ticker
Symbol: SCHG

Principal U.S. Listing Exchange: NYSE Arca, Inc.

This annual shareholder report contains important information about the fund for the period of September 1, 2025, to August 31, 2026.
You can find additional information about the fund at www.schwabassetmanagement.com/prospectus. You can also request this information by calling 1-866-414-6349 or by sending an email request to orders@mysummaryprospectus.com.
If you purchase
or hold fund shares through a financial intermediary, the fund’s prospectus, Statement of Additional Information (SAI), reports to shareholders and other information about the fund are available from your financial intermediary.

FUND COSTS FOR THE LAST year ENDED August 31, 2026 (BASED ON A HYPOTHETICAL $10,000 INVESTMENT)

	COSTS OF A $10,000 INVESTMENT	COSTS PAID AS A PERCENTAGE OF A $10,000 INVESTMENT
Schwab U.S. Large-Cap Growth ETF	$4	0.04%

MANAGEMENT’S DISCUSSION OF FUND PERFORMANCE
For the 12-month reporting period ended August 31, 2026, the fund’s NAV return was 17.33% (for an explanation of NAV return, please refer to footnote 2 on the following page). The S&P 500® Index, which serves as the fund’s regulatory index and provides a broad measure of market performance, returned 20.38%. The fund generally invests in securities that are included in the Dow Jones U.S. Large-Cap Growth Total Stock Market Index which returned 17.36% during the same period. The fund does not seek to track the regulatory index. Differences between the return of the fund and the return of the Dow Jones U.S. Large-Cap Growth Total Stock Market Index may be attributable to, among other things, the operational and transactional costs incurred by the fund and not the index.
Top detractors from total return:
■ Financials sector securities, including S&P Global, Inc.
■ Utilities sector securities
Top contributors to total return:
■ Information technology sector securities, including Apple, Inc.
■ Health care sector securities

Portfolio holdings may have changed since the report date.
Schwab U.S. Large-Cap Growth ETF | Annual Report
1
REG125433-02  00327887

The performance data quoted represents past performance. Past performance does not guarantee future results. Investment returns and principal value of an investment will fluctuate so that an investor’s shares, when sold or redeemed, may be worth more or less than the original cost. Current performance may be lower or higher than the performance data quoted.
To obtain performance information current to the most recent month end, please visit www.schwabassetmanagement.com/prospectus.

Performance of Hypothetical $10,000 Investment (August 31, 2016 - August 31, 2026)1,2

Average Annual Total Returns

Fund and Inception Date	1 Year	5 Years	10 Years
Fund: Schwab U.S. Large-Cap Growth ETF (12/11/2009)[1,2]	17.33%	13.26%	18.66%
S&P 500® Index[3]	20.38%	12.79%	15.37%
Dow Jones U.S. Large-Cap Growth Total Stock Market Index	17.36%	13.29%	18.70%

All total returns on this page assume dividends and distributions were reinvested. Index figures
do not include trading and management costs, which would lower performance. Indices are unmanaged and cannot be invested in directly. Performance results less than one year are not annualized.
For index definitions, please see www.schwabassetmanagement.com/glossary.
Shares are bought and sold at market price, which may be higher or lower than the net asset value (NAV). Brokerage commissions will reduce returns.
Index ownership — Dow Jones
®
is a registered trademark of Dow Jones Trademark Holdings LLC (Dow Jones). The Dow Jones U.S. Large-Cap Growth Total Stock Market Index
is a product of S&P Dow Jones Indices LLC and/or its affiliates, and has been licensed for use by Charles Schwab Investment Management, Inc., dba Schwab Asset
Management. The Schwab U.S. Large-Cap Growth ETF is not sponsored, endorsed, sold or promoted by S&P Dow Jones Indices LLC, Dow Jones, or any of their respective affiliates and neither S&P Dow Jones Indices LLC, Dow Jones, nor any of their respective affiliates make any representation regarding the advisability of investing in such product.
1
Performance does not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares.
2
Performance is shown on a NAV basis. The fund’s per share NAV is the value of one share of the fund. NAV is calculated by taking the fund’s total assets (including the fair value of securities owned), subtracting liabilities, and dividing by the number of shares outstanding. Returns assume that dividends and capital gain distributions have been reinvested in the fund at NAV.
3
The S&P 500
®
Index serves as the fund’s regulatory index and provides a broad measure of market performance. The fund generally invests in securities that are included in the Dow Jones U.S. Large-Cap Growth Total Stock Market Index. The fund does not seek to track the regulatory index.
2
Schwab U.S. Large-Cap Growth ETF | Annual Report

Statistics

Net Assets (millions)	$63,049
Number of Holdings (excludes derivatives)	193
Portfolio Turnover Rate (excludes in-kind transactions)	17%
Advisory Fees Paid by the Fund	$21,628,308
Weighted Average Market Cap (millions)	$1,999,126
Price/Earnings Ratio (P/E)	30.5
Price/Book Ratio (P/B)	9.3
Dividends Received Deduction	100.00%
Qualified Dividend Income	$217,088,505
Sector Weightings % of Investments1

Top Equity Holdings % of Net Assets

Portfolio holdings may have changed since the report date.
The Sector/Industry classifications in this report use the Global Industry Classification Standard (GICS) which was developed by and is the exclusive property of MSCI Inc.
(MSCI) and Standard & Poor’s (S&P). GICS is a service mark of MSCI and S&P and has been licensed for use by Charles Schwab & Co., Inc.
1
Excludes derivatives.
2
Includes the fund’s position(s) in money market mutual funds registered under the Investment Company Act of 1940, as amended.
Schwab U.S. Large-Cap Growth ETF | Annual Report
3

AVAILABILITY OF ADDITIONAL INFORMATION
You can find the fund’s prospectus, Statement of Additional Information (SAI), reports to shareholders, financial information, holdings, certain tax information, proxy voting information, and other information about the fund online at
www.schwabassetmanagement.com/prospectus
.
Proxy Voting Policies, Procedures and Results
A description of the proxy voting policies and procedures used to determine how to vote proxies on behalf of the funds is available without charge, upon request, by visiting the Schwab ETFs’ website at
www.schwabassetmanagement.com/prospectus
, the
SEC’s website at
www.sec.gov
, or by contacting Schwab ETFs at 1-877-824-5615.
Information regarding how a fund voted proxies relating to portfolio securities during the most recent twelve-month period ended
June 30 is available, without charge, by visiting the fund’s website at
www.schwabassetmanagement.com/prospectus
or the
SEC’s website at
www.sec.gov
, by calling
1-866-414-6349
, or by sending an email request to
orders@mysummaryprospectus.com
.
4
Schwab U.S. Large-Cap Growth ETF | Annual Report

Annual Report |
August 31, 2026

Schwab U.S. Large-Cap Value ETF

Ticker Symbol: SCHV

Principal U.S. Listing Exchange: NYSE Arca, Inc.

This annual shareholder report contains important information about the fund for the period of September 1, 2025, to August 31, 2026. You can find additional information about the fund at www.schwabassetmanagement.com/prospectus. You can also request this information by calling 1-866-414-6349 or by sending an email request to orders@mysummaryprospectus.com. If you purchase or hold fund shares through a financial intermediary, the fund’s prospectus, Statement of Additional Information (SAI), reports to shareholders and other information about the fund are available from your financial intermediary.

FUND COSTS FOR THE LAST year ENDED August 31, 2026 (BASED ON A HYPOTHETICAL $10,000 INVESTMENT)

	COSTS OF A $10,000 INVESTMENT	COSTS PAID AS A PERCENTAGE OF A $10,000 INVESTMENT
Schwab U.S. Large-Cap Value ETF	$4	0.04%

MANAGEMENT’S DISCUSSION OF FUND PERFORMANCE
For the 12-month reporting period ending August 31, 2026, the fund’s NAV return was 22.48% (for an explanation of NAV return, please refer to footnote 2 on the following page). The S&P 500® Index, which serves as the fund’s regulatory index and provides a broad measure of market performance, returned 20.38%. The fund generally invests in securities that are included in the Dow Jones U.S. Large-Cap Value Total Stock Market Index which returned 22.53% during the same period. The fund does not seek to track the regulatory index. Differences between the return of the fund and the return of the Dow Jones U.S. Large-Cap Value Total Stock Market Index may be attributable to, among other things, the operational and transactional costs incurred by the fund and not the index.
Top detractors from total return:
■

Consumer discretionary sector securities, including Home Depot, Inc.
■

Communication services sector securities
Top contributors to total return:
■

Information technology sector securities, including Micron Technology, Inc.
■

Health care sector securities

Portfolio holdings may have changed since the report date.
Schwab U.S. Large-Cap Val
ue E
TF | Annual Report
1
REG125434-02  00327888

The performance data quoted represents past performance. Past performance does not guarantee future results. Investment returns and principal value of an investment will fluctuate so that an investor’s shares, when sold or redeemed, may be worth more or less than the original cost. Current performance may be lower or higher than the performance data quoted.
To obtain performance information current to the most recent month end, please visit www.schwabassetmanagement.com/prospectus.

Performance of Hypothetical $10,000 Investment (August 31, 2016 - August 31, 2026)1,2

Average Annual Total Returns

Fund and Inception Date	1 Year	5 Years	10 Years
Fund: Schwab U.S. Large-Cap Value ETF (12/11/2009)[1,2]	22.48%	10.42%	11.29%
S&P 500® Index[3]	20.38%	12.79%	15.37%
Dow Jones U.S. Large-Cap Value Total Stock Market Index	22.53%	10.46%	11.33%

All total returns on this page assume dividends and distributions were reinvested. Index figures do not include trading and management costs, which would lower performance. Indices are unmanaged and cannot be invested in directly. Performance results less than one year are not annualized.
For index definitions, please see www.schwabassetmanagement.com/glossary.
Shares are bought and sold at market price, which may be higher or lower than the net asset value (NAV). Brokerage commissions will reduce returns.
Index ownership — Dow Jones
®
is a registered trademark of Dow Jones Trademark Holdings LLC (Dow Jones). The Dow Jones U.S. Large-Cap Value Total Stock Market Index is
a product of S&P Dow Jones Indices LLC and/or its affiliates, and has been licensed for use by Charles Schwab Investment Management, Inc., dba Schwab Asset
Management. The Schwab U.S. Large-Cap Value ETF is not sponsored, endorsed, sold or promoted by S&P Dow Jones Indices LLC, Dow Jones, or any of their respective affiliates and neither S&P Dow Jones Indices LLC, Dow Jones, nor any of their respective affiliates make any representation regarding the advisability of investing in such product.
1
Performance does not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares.
2
Performance is shown on a NAV basis. The fund’s per share NAV is the value of one share of the fund. NAV is calculated by taking the fund’s total assets (including the fair value of securities owned), subtracting liabilities, and dividing by the number of shares outstanding. Returns assume that dividends and capital gain distributions have been reinvested in the fund at NAV.
3
The S&P 500
®
Index serves as the fund’s regulatory index and provides a broad measure of market performance. The fund generally invests in securities that are included in the Dow Jones U.S. Large-Cap Value Total Stock Market Index. The fund does not seek to track the regulatory index.
2
Schwab U.S. Large-Cap Value ETF | Annual Report

Statistics

Net Assets (millions)	$15,661
Number of Holdings (excludes derivatives)	556
Portfolio Turnover Rate (excludes in-kind transactions)	9%
Advisory Fees Paid by the Fund	$5,920,121
Weighted Average Market Cap (millions)	$274,693
Price/Earnings Ratio (P/E)	21.3
Price/Book Ratio (P/B)	3.6
Dividends Received Deduction	89.46%
Qualified Dividend Income	$267,323,306
Qualified Business Income Deduction (199A)	$17,960,589
Sector Weightings % of Investments1

Top Equity Holdings % of Net Assets

Portfolio holdings may have changed since the report date.
The Sector/Industry classifications in this report use the Global Industry Classification Standard (GICS) which was developed by and is the exclusive property of MSCI Inc.
(MSCI) and Standard & Poor’s (S&P). GICS is a service mark of MSCI and S&P and has been licensed for use by Charles Schwab & Co., Inc.
1
Excludes derivatives.
2
Includes the fund’s position(s) in money market mutual funds registered under the Investment Company Act of 1940, as amended.
Schwab U.S. Large-Cap Value ETF | Annual Report
3

AVAILABILITY OF ADDITIONAL INFORMATION
You can find the fund’s prospectus, Statement of Additional Information (SAI), reports to shareholders, financial information, holdings, certain tax information, proxy voting information, and other information about the fund online at
www.schwabassetmanagement.com/prospectus
.
Proxy Voting Policies, Procedures and Results
A description of the proxy voting policies and procedures used to determine how to vote proxies on behalf of the funds is available without charge, upon request, by visiting the Schwab ETFs’ website at
www.schwabassetmanagement.com/prospectus
, the
SEC’s website at
www.sec.gov
, or by contacting Schwab ETFs at 1-877-824-5615.
Information regarding how a fund voted proxies relating to portfolio securities during the most recent twelve-month period ended
June 30 is available, without charge, by visiting the fund’s website at
www.schwabassetmanagement.com/prospectus
or the
SEC’s website at
www.sec.gov
, by calling
1-866-414-6349
, or by sending an email request to
orders@mysummaryprospectus.com
.
4
Schwab U.S. Large-Cap Value ETF | Annual Report

Annual Report |
August
31, 2026

Schwab U.S. Mid-Cap ETF

Ticker Symbol: SCHM

Princi
pal U.S. Listing Exchange: NYSE Arca, Inc.

This annual shareholder report contains important information about the fund for the period of September 1, 2025, to August 31, 2026.
You can find additional information about the fund at www.schwabassetmanagement.com/prospectus. You can also request this information by calling 1-866-414-6349 or by sending an email request to orders@mysummaryprospectus.com.
If you purchase
or hold fund shares through a financial intermediary, the fund’s prospectus, Statement of Additional Information (SAI), reports to shareholders and other information about the fund are available from your financial intermediary.
This report describes changes to the fund that occurred during the reporting period.

FUND COSTS FOR THE LAST year ENDED August 31, 2026 (BASED ON A HYPOTHETICAL $10,000 INVESTMENT)

	COSTS OF A $10,000 INVESTMENT	COSTS PAID AS A PERCENTAGE OF A $10,000 INVESTMENT
Schwab U.S. Mid-Cap ETF	$4	0.04% *
*
Effective June 11, 2026, the advisory fee of the fund was reduced from 0.04% to 0.03%. The amount shown is the aggregate advisory fee paid during the period.
MANAGEMENT’S DISCUSSION OF FUND PERFORMANCE
For the 12-month reporting period ended August 31, 2026, the fund’s NAV return was 22.11% (for an explanation of NAV return, please refer to footnote 2 on the following page). The S&P 500® Index, which serves as the fund’s regulatory index and provides a broad measure of market performance, returned 20.38%. The fund generally invests in securities that are included in the Dow Jones U.S. Mid-Cap Total Stock Market Index which returned 22.08% during the same period. The fund does not seek to track the regulatory index.
Top contributors to total return:
■ Information technology sector securities, including Sandisk Corp.
■ Health care sector securities
Top detractors from total return:
■ Consumer discretionary sector securities, including Class A holdings of Duolingo, Inc.
■ Consumer staples sector securities

Portfolio holdings may have changed since the report date.
Schwab U.S.
Mid
-Cap ETF | Annual Report
1
REG125435-0
2  00327889

The performance data quoted represents past performance. Past performance does not guarantee future results. Investment returns and principal value of an investment will fluctuate so that an investor’s shares, when sold or redeemed, may be worth more or less than the original cost. Current performance may be lower or higher than the performance data quoted.
To obtain performance information current to the most recent month end, please visit www.schwabassetmanagement.com/prospectus.

Performance of Hypothetical $10,000 Investment (August 31, 2016 - August 31, 2026)1,2

Average Annual Total Returns

Fund and Inception Date	1 Year	5 Years	10 Years
Fund: Schwab U.S. Mid-Cap ETF (01/13/2011)[1,2]	22.11%	7.52%	10.96%
S&P 500® Index[3]	20.38%	12.79%	15.37%
Dow Jones U.S. Mid-Cap Total Stock Market Index	22.08%	7.51%	10.98%

All total returns on this page assume dividends and distributions were reinvested. Index figures do not include trading and management costs, which would lower performance. Indices are unmanaged and cannot be invested in directly. Performance results less than one year are not annualized.
For index definitions, please see www.schwabassetmanagement.com/glossary.
Shares are bought and sold at market price, which may be higher or lower than the net asset value (NAV). Brokerage commissions will reduce returns.
Index ownership — Dow Jones
®
is a registered trademark of Dow Jones Trademark Holdings LLC (Dow Jones). The Dow Jones U.S. Mid-Cap Total Stock Market Index is a
product of S&P Dow Jones Indices LLC and/or its affiliates, and has been licensed for use by Charles Schwab Investment Management, Inc., dba Schwab Asset Management.
The Schwab U.S. Mid-Cap ETF is not sponsored, endorsed, sold or promoted by S&P Dow Jones Indices LLC, Dow Jones, or any of their respective affiliates and neither S&P
Dow Jones Indices LLC, Dow Jones, nor any of their respective affiliates make any representation regarding the advisability of investing in such product.
1
Performance does not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares.
2
Performance is shown on a NAV basis. The fund’s per share NAV is the value of one share of the fund. NAV is calculated by taking the fund’s total assets (including the fair value of securities owned), subtracting liabilities, and dividing by the number of shares outstanding. Returns assume that dividends and capital gain distributions have been reinvested in the fund at NAV.
3
The S&P 500
®
Index serves as the fund’s regulatory index and provides a broad measure of market performance. The fund generally invests in securities that are included in the Dow Jones U.S. Mid-Cap Total Stock Market Index. The fund does not seek to track the regulatory index.
2
Schwab U.S. Mid-Cap ETF | Annual Report

Statistics

Net Assets (millions)	$14,878
Number of Holdings (excludes derivatives)	492
Portfolio Turnover Rate (excludes in-kind transactions)	18%
Advisory Fees Paid by the Fund	$5,013,386
Weighted Average Market Cap (millions)	$26,260
Price/Earnings Ratio (P/E)	20.9
Price/Book Ratio (P/B)	3.0
Dividends Received Deduction	63.98%
Qualified Dividend Income	$121,208,041
Qualified Business Income Deduction (199A)	$33,716,523
Sector Weightings % of Investments1

Top Equity Holdings % of Net Assets

Portfolio holdings may have changed since the report date.
The Sector/Industry classifications in this report use the Global Industry Classification Standard (GICS) which was developed by and is the exclusive property of MSCI Inc.
(MSCI) and Standard & Poor’s (S&P). GICS is a service mark of MSCI and S&P and has been licensed for use by Charles Schwab & Co., Inc.
1
Excludes derivatives.
2
Includes the fund’s position(s) in money market mutual funds registered under the Investment Company Act of 1940, as amended.
Schwab U.S. Mid-Cap
ETF
| Annual Report
3

FUND CHANGES
This is a summary of certain changes to the fund since September 1, 2025. For more complete information, you may review the fund’s prospectus at www.schwabassetmanagement.com/prospectus or upon request by calling 1-866-414-6349 or by sending an email request to orders@mysummaryprospectus.com.
■ Effective June 11, 2026, the management fee of the fund was reduced from 0.04% to 0.03%.

AVAILABILITY OF ADDITIONAL INFORMATION
You can find the fund’s prospectus, Statement of Additional Information (SAI), reports to shareholders, financial information, holdings, certain tax information, proxy voting information, and other information about the fund online at
www.schwabassetmanagement.com/prospectus
.
Proxy Voting Policies, Procedures and Results
A description of the proxy voting policies and procedures used to determine how to vote proxies on behalf of the funds is available without charge, upon request, by visiting the Schwab ETFs’ website at
www.schwabassetmanagement.com/prospectus
, the SEC’s
website at
www.sec.gov
, or by contacting Schwab ETFs at 1-877-824-5615.
Information regarding how a fund voted proxies relating to portfolio securities during the most recent twelve-month period ended
June 30 is available, without charge, by visiting the fund’s website at
www.schwabassetmanagement.com/prospectus
or the SEC’s
website at
www.sec.gov
, by calling
1-866-414-6349
, or by sending an email request to
orders@mysummaryprospectus.com
.
4
Schwab
U.S. Mid-Cap ETF | Annual Report

Annual Report |
August 31, 2026

Schwab U.S. Small-Cap ETF

Ticker Symbol: SCHA

Principal U.S. Listing Exchange: NYSE Arca, Inc.

This annual shareholder report contains important information about the fund for the period of September 1, 2025, to August 31, 2026.
You can find additional information about the fund at www.schwabassetmanagement.com/prospectus. You can also request this information by calling 1-866-414-6349 or by sending an email request to orders@mysummaryprospectus.com.
If you purchase
or hold fund shares through a financial intermediary, the fund’s prospectus, Statement of Additional Information (SAI), reports to shareholders and other information about the fund are available from your financial intermediary.
This report describes changes to the fund that occurred during the reporting period.

FUND COSTS FOR THE LAST year ENDED August 31, 2026 (BASED ON A HYPOTHETICAL $10,000 INVESTMENT)

	COSTS OF A $10,000 INVESTMENT	COSTS PAID AS A PERCENTAGE OF A $10,000 INVESTMENT
Schwab U.S. Small-Cap ETF	$5	0.04% *
*
Effective June 11, 2026, the advisory fee of the fund was reduced from 0.04% to 0.03%. The amount shown is the aggregate advisory fee paid during the period.

MANAGEMENT’S DISCUSSION OF FUND PERFORMANCE
For the 12-month reporting period ended August 31, 2026, the fund’s NAV return was 26.52% (for an explanation of NAV return, please refer to footnote 2 on the following page). The S&P 500® Index, which serves as the fund’s regulatory index and provides a broad measure of market performance, returned 20.38%. The fund generally invests in securities that are included in the Dow Jones U.S. Small-Cap Total Stock Market Index which returned 26.43% during the same period. The fund does not seek to track the regulatory index.
Top contributors to total return:
■ Information technology sector securities, including Sandisk Corp.
■ Health care sector securities
Top detractors from total return:
■ Consumer discretionary sector stocks, including Class A holdings of Chewy, Inc.
■ Consumer staples sector securities

Portfolio holdings may have changed since the report date.
Schwab U.S. Small-Cap ETF | Annual Report
1
REG125437-02  00327890

The performance data quoted represents past performance. Past performance does not guarantee future results. Investment returns and principal value of an investment will fluctuate so that an investor’s shares, when sold or redeemed, may be worth more or less than the original cost. Current performance may be lower or higher than the performance data quoted.
To obtain performance information current to the most recent month end, please visit www.schwabassetmanagement.com/prospectus.

Performance of Hypothetical $10,000 Investment (August 31, 2016 - August 31, 2026)1,2

Average Annual Total Returns

Fund and Inception Date	1 Year	5 Years	10 Years
Fund: Schwab U.S. Small-Cap ETF (11/03/2009)[1,2]	26.52%	7.16%	10.58%
S&P 500® Index[3]	20.38%	12.79%	15.37%
Dow Jones U.S. Small-Cap Total Stock Market Index	26.43%	7.09%	10.53%

All total returns on this page assume dividends and distributions were reinvested. Index figures do not include trading and management costs, which would lower performance. Indices are unmanaged and cannot be invested in directly. Performance results less than one year are not annualized.
For index definitions, please see www.schwabassetmanagement.com/glossary.
Shares are bought and sold at market price, which may be higher or lower than the net asset value (NAV). Brokerage commissions will reduce returns.
Index ownership — Dow Jones
®
is a registered trademark of Dow Jones Trademark Holdings LLC (Dow Jones). The Dow Jones U.S. Small-Cap Total Stock Market Index is a
product of S&P Dow Jones Indices LLC and/or its affiliates, and has been licensed for use by Charles Schwab Investment Management, Inc., dba Schwab Asset Management.
The Schwab U.S. Small-Cap ETF is not sponsored, endorsed, sold or promoted by S&P Dow Jones Indices LLC, Dow Jones, or any of their respective affiliates and neither S&P
Dow Jones Indices LLC, Dow Jones, nor any of their respective affiliates make any representation regarding the advisability of investing in such product.
1
Performance does not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares.
2
Performance is shown on a NAV basis. The fund’s per share NAV is the value of one share of the fund. NAV is calculated by taking the fund’s total assets (including the fair value of securities owned), subtracting liabilities, and dividing by the number of shares outstanding. Returns assume that dividends and capital gain distributions have been reinvested in the fund at NAV.
3
The S&P 500
®
Index serves as the fund’s regulatory index and provides a broad measure of market performance. The fund generally invests in securities that are included in the Dow Jones U.S. Small-Cap Total Stock Market Index. The fund does not seek to track the regulatory index.
2
Schwab U.S. Small-Cap ETF | Annual Report

Statistics

Net Assets (millions)	$22,646
Number of Holdings (excludes derivatives)	1,706
Portfolio Turnover Rate (excludes in-kind transactions)	14%
Advisory Fees Paid by the Fund	$7,787,549
Weighted Average Market Cap (millions)	$18,558
Price/Earnings Ratio (P/E)	18.9
Price/Book Ratio (P/B)	2.5
Dividends Received Deduction	76.55%
Qualified Dividend Income	$189,484,979
Qualified Business Income Deduction (199A)	$36,726,155
Sector Weightings % of Investments1

Top Equity Holdings % of Net Assets

Portfolio holdings may have changed since the report date.
The Sector/Industry classifications in this report use the Global Industry Classification Standard (GICS) which was developed by and is the exclusive property of MSCI Inc.
(MSCI) and Standard & Poor’s (S&P). GICS is a service mark of MSCI and S&P and has been licensed for use by Charles Schwab & Co., Inc.
1
Excludes derivatives.
2
Includes the fund’s position(s) in money market mutual funds registered under the Investment Company Act of 1940, as amended.
Schwab U.S. Small-Cap ETF | Annual Report
3

FUND CHANGES
This is a summary of certain changes to the fund since September 1, 2025. For more complete information, you may review the fund’s prospectus at www.schwabassetmanagement.com/prospectus or upon request by calling 1-866-414-6349 or by sending an email request to orders@mysummaryprospectus.com.
■ Effective June 11, 2026, the management fee of the fund was reduced from 0.04% to 0.03%.

AVAILABILITY OF ADDITIONAL INFORMATION
You can find the fund’s prospectus, Statement of Additional Information (SAI), reports to shareholders, financial information, holdings, certain tax information, proxy voting information, and other information about the fund online at
www.schwabassetmanagement.com/prospectus
.
Proxy Voting Policies, Procedures and Results
A description of the proxy voting policies and procedures used to determine how to vote proxies on behalf of the funds is available without charge, upon request, by visiting the Schwab ETFs’ website at
www.schwabassetmanagement.com/prospectus
, the SEC’s
website at
www.sec.gov
, or by contacting Schwab ETFs at 1-877-824-5615.
Information regarding how a fund voted proxies relating to portfolio securities during the most recent twelve-month period ended
June 30 is available, without charge, by visiting the fund’s website at
www.schwabassetmanagement.com/prospectus
or the SEC’s
website at
www.sec.gov
, by calling
1-866-414-6349
, or by sending an email request to
orders@mysummaryprospectus.com
.
4
Schwab U.S. Small-Cap ETF | Annual Report

Annual Report |
August 31, 2026

Schwab U.S. Dividend Equity ETF

Ticker Symbol: SCHD

Principal U.S. Listing Exchange: NYSE Arca, Inc.

This annual shareholder report contains important information about the fund for the period of September 1, 2025, to August 31, 2026. You can find additional information about the fund at www.schwabassetmanagement.com/prospectus. You can also request this information by calling 1-866-414-6349 or by sending an email request to orders@mysummaryprospectus.com. If you purchase or hold fund shares through a financial intermediary, the fund’s prospectus, Statement of Additional Information (SAI), reports to shareholders and other information about the fund are available from your financial intermediary.

FUND COSTS FOR THE LAST year ENDED August 31, 2026 (BASED ON A HYPOTHETICAL $10,000 INVESTMENT)

	COSTS OF A $10,000 INVESTMENT	COSTS PAID AS A PERCENTAGE OF A $10,000 INVESTMENT
Schwab U.S. Dividend Equity ETF	$7	0.06%

MANAGEMENT’S DISCUSSION OF FUND PERFORMANCE
For the 12-month reporting period ended August 31, 2026, the fund’s NAV return was 29.45% (for an explanation of NAV return, please refer to footnote 2 on the following page). The S&P 500® Index, which serves as the fund’s regulatory index and provides a broad measure of market performance, returned 20.38%. The fund generally invests in securities that are included in the Dow Jones U.S. Dividend 100TM Index which returned 29.57% during the same period. The fund does not seek to track the regulatory index. Differences between the return of the fund and the return of the Dow Jones U.S. Dividend 100TM Index may be attributable to, among other things, the operational and transactional costs incurred by the fund and not the index.
Top detractors from total return:
■ Consumer discretionary sector securities, including Home Depot, Inc.
■ Utilities sector securities
Top contributors to total return:
■ Health care sector securities, including Merck & Co., Inc.
■ Energy sector securities

Portfolio holdings may have changed since the report date.
Schwab U.S. Dividend Equity ETF | Annual Report
1
REG125431
-02  00327885

The performance data quoted represents past performance. Past performance does not guarantee future results. Investment returns and principal value of an investment will fluctuate so that an investor’s shares, when sold or redeemed, may be worth more or less than the original cost. Current performance may be lower or higher than the performance data quoted.
To obtain performance information current to the most recent month end, please visit www.schwabassetmanagement.com/prospectus.

Performance of Hypothetical $10,000 Investment (August 31, 2016 - August 31, 2026)1,2

Average Annual Total Returns

Fund and Inception Date	1 Year	5 Years	10 Years
Fund: Schwab U.S. Dividend Equity ETF (10/20/2011)[1,2]	29.45%	10.01%	13.17%
S&P 500® Index[3]	20.38%	12.79%	15.37%
Dow Jones U.S. Dividend 100TM Index	29.57%	10.09%	13.26%

All total returns on this page assume dividends and distributions were reinvested. Index figures do not include trading and management costs, which would lower performance. Indices are unmanaged and cannot be invested in directly. Performance results less than one year are not annualized.
For index definitions, please see www.schwabassetmanagement.com/glossary.
Shares are bought and sold at market price, which may be higher or lower than the net asset value (NAV). Brokerage commissions will reduce returns.
Index ownership — Dow Jones
®
is a registered trademark of Dow Jones Trademark Holdings LLC (Dow Jones). The Dow Jones U.S. Dividend 100
TM
Index is a product of S&P
Dow Jones Indices LLC and/or its affiliates, and has been licensed for use by Charles Schwab Investment Management, Inc., dba Schwab Asset Management. The Schwab
U.S. Dividend Equity ETF is not sponsored, endorsed, sold or promoted by S&P Dow Jones Indices LLC, Dow Jones, or any of their respective affiliates and neither S&P Dow
Jones Indices LLC, Dow Jones, nor any of their respective affiliates make any representation regarding the advisability of investing in such product.
1
Performance does not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares.
2
Performance is shown on a NAV basis. The fund’s per share NAV is the value of one share of the fund. NAV is calculated by taking the fund’s total assets (including the fair value of securities owned), subtracting liabilities, and dividing by the number of shares outstanding. Returns assume that dividends and capital gain distributions have been reinvested in the fund at NAV.
3
The S&P 500
®
Index serves as the fund’s regulatory index and provides a broad measure of market performance. The fund generally invests in securities that are included in the Dow Jones U.S. Dividend 100™ Index. The fund does not seek to track the regulatory index.
2
Schwab U.S. Dividend Equity ETF | Annual Report

Statistics

Net Assets (millions)	$112,384
Number of Holdings (excludes derivatives)	99
Portfolio Turnover Rate (excludes in-kind transactions)	40%
Advisory Fees Paid by the Fund	$50,454,583
Weighted Average Market Cap (millions)	$180,686
Price/Earnings Ratio (P/E)	19.6
Price/Book Ratio (P/B)	3.9
Dividends Received Deduction	96.61%
Qualified Dividend Income	$2,864,348,770
Sector Weightings % of Investments1

Top Equity Holdings % of Net Assets

Portfolio holdings may have changed since the report date.
The Sector/Industry classifications in this report use the Global Industry Classification Standard (GICS) which was developed by and is the exclusive property of MSCI Inc.
(MSCI) and Standard & Poor’s (S&P). GICS is a service mark of MSCI and S&P and has been licensed for use by Charles Schwab & Co., Inc.
1
Excludes derivatives.
2
Includes the fund’s position(s) in money market mutual funds registered under the Investment Company Act of 1940, as amended.
Schwab U.S.
Dividend
Equity
ETF
|
Annual
Report
3

AVAILABILITY OF ADDITIONAL INFORMATION
You can find the fund’s prospectus, Statement of Additional Information (SAI), reports to shareholders, financial information, holdings, certain tax information, proxy voting information, and other information about the fund online at
www.schwabassetmanagement.com/prospectus
.
Proxy Voting Policies, Procedures and Results
A description of the proxy voting policies and procedures used to determine how to vote proxies on behalf of the funds is available without charge, upon request, by visiting the Schwab ETFs’ website at
www.schwabassetmanagement.com/prospectus
, the
SEC’s website at
www.sec.gov
, or by contacting Schwab ETFs at 1-877-824-5615.
Information regarding how a fund voted proxies relating to portfolio securities during the most recent twelve-month period ended
June 30 is available, without charge, by visiting the fund’s website at
www.schwabassetmanagement.com/prospectus
or the
SEC’s website at
www.sec.gov
, by calling
1-866-414-6349
, or by sending an email request to
orders@mysummaryprospectus.com
.
4
Schwab U.S. Dividend Equity ETF | Annual Report

Annual Report |
August 31, 2026

Schwab Mortgage-Backed Securities ETF

Ticker Symbol: SMBS

Principal U.S. Listing Exchange: NYSE Arca, Inc.

This annual shareholder report contains important information about the fund for the period of September 1, 2025, to August 31, 2026.
You can find additional information about the fund at www.schwabassetmanagement.com/prospectus. You can also request this information by calling 1-866-414-6349 or by sending an email request to orders@mysummaryprospectus.com.
If you purchase
or hold fund shares through a financial intermediary, the fund’s prospectus, Statement of Additional Information (SAI), reports to shareholders and other information about the fund are available from your financial intermediary.

FUND COSTS FOR THE LAST year ENDED August 31, 2026 (BASED ON A HYPOTHETICAL $10,000 INVESTMENT)

	COSTS OF A $10,000 INVESTMENT	COSTS PAID AS A PERCENTAGE OF A $10,000 INVESTMENT
Schwab Mortgage-Backed Securities ETF	$3	0.03%

MANAGEMENT’S DISCUSSION OF FUND PERFORMANCE
For the 12-month reporting period ended August 31, 2026, the fund’s NAV return was 3.03% (for an explanation of NAV return, please refer to footnote 2 on the following page). The Bloomberg US Aggregate Bond Index, which serves as the fund’s regulatory index and provides a broad measure of market performance, returned 1.89%. The fund generally invests in securities that are included in the Bloomberg US MBS Float Adjusted Total Return Index which returned 3.12%. The fund does not seek to track the regulatory index. Differences between the return of the fund and the return of the Bloomberg US MBS Float Adjusted Total Return Index may be attributable to, among other things, the operational and transactional costs incurred by the fund and not the index.
■ Negative price returns detracted from the total return of the fund, albeit to a smaller degree than coupon income generated by the fund’s holdings and, to a more limited extent, paydown (return of principal from the underlying mortgages to the mortgage-backed securities investors) contributed to the total return of the fund
■ The fund held positions in TBAs, or “to-be-announced” securities, which are mortgage-backed bonds that settle on a forward date. The fund’s average month-end position in these securities was 0.3%, with a minimum exposure of 0.0% and maximum exposure of 0.4% over the period.

Portfolio holdings may have changed since the report date.
Schwab Mortgage-Backed Securities ETF | Annual Report
1
REG128642-01  00327883

The performance data quoted represents past performance. Past performance does not guarantee future results. Investment returns and principal value of an investment will fluctuate so that an investor’s shares, when sold or redeemed, may be worth more or less than the original cost. Current performance may be lower or higher than the performance data quoted.
To obtain performance information current to the most recent month end, please visit www.schwabassetmanagement.com/prospectus.

Performance of Hypothetical $10,000 Investment (November 19, 2024 - August 31, 2026)1,2

Average Annual Total Returns

Fund and Inception Date	1 Year	Since Inception*
Fund: Schwab Mortgage-Backed Securities ETF (11/19/2024)[1,2]	3.03%	4.79%
Bloomberg US Aggregate Bond Index[3]	1.89%	3.73%
Bloomberg US MBS Float Adjusted Total Return Index	3.12%	4.86%

All total returns on this page assume dividends and distributions were reinvested. Index figures do not include trading and management costs, which would lower performance. Indices are unmanaged and cannot be invested in directly. Performance results less than one year are not annualized.
For index definitions, please see www.schwabassetmanagement.com/glossary.
Shares are bought and sold at market price, which may be higher or lower than the net asset value (NAV). Brokerage commissions will reduce returns.
Bloomberg
®
and Bloomberg US MBS Float Adjusted Total Return Index are service marks of Bloomberg Finance L.P. and its affiliates, including Bloomberg Index Services
Limited (BISL), the administrator of the indices (collectively, “Bloomberg”). Bloomberg is not affiliated with Charles Schwab Investment Management, Inc., dba Schwab Asset
Management, and Bloomberg does not approve, endorse, review, or recommend Schwab Mortgage-Backed Securities ETF. Bloomberg does not guarantee the timeliness, accurateness, or completeness of any data or information relating to Schwab Mortgage-Backed Securities ETF.
*
Inception (11/19/2024) represents the date that the shares began trading in the secondary market.
1
Performance does not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares.
2
Performance is shown on a NAV basis. The fund’s per share NAV is the value of one share of the fund. NAV is calculated by taking the fund’s total assets (including the fair value of securities owned), subtracting liabilities, and dividing by the number of shares outstanding. Returns assume that dividends and capital gain distributions have been reinvested in the fund at NAV.
3
The Bloomberg US Aggregate Bond Index serves as the fund’s regulatory index and provides a broad measure of market performance. The fund generally invests in securities that are included in the Bloomberg US MBS Float Adjusted Total Return Index. The fund does not seek to track the regulatory index.
2
Schwab Mortgage-Backed Securities ETF | Annual Report

Statistics

Net Assets (millions)	$6,584
Number of Holdings	4,342
Portfolio Turnover Rate (excludes in-kind transactions)	21%
Advisory Fees Paid by the Fund	$1,824,474
Weighted Average Maturity (Source: Aladdin)	7.2 Yrs
Weighted Average Duration (Source: Aladdin)	5.4 Yrs
Qualified Interest Income	100.00%
Business Interest Deduction (163j)	99.98%
Portfolio Composition By Security Type % of Investments

Portfolio holdings may have changed since the report date.
1
Includes the fund’s position(s) in money market mutual funds registered under the Investment Company Act of 1940, as amended.
Schwab Mortgage-Backed Securities ETF | Annual Report
3

AVAILABILITY OF ADDITIONAL INFORMATION
You can find the fund’s prospectus, Statement of Additional Information (SAI), reports to shareholders, financial information, holdings, certain tax information, proxy voting information, and other information about the fund online at
www.schwabassetmanagement.com/prospectus
.
Proxy Voting Policies, Procedures and Results
A description of the proxy voting policies and procedures used to determine how to vote proxies on behalf of the funds is available without charge, upon request, by visiting the Schwab ETFs’ website at
www.schwabassetmanagement.com/prospectus
, the
SEC’s website at
www.sec.gov
, or by contacting Schwab ETFs at 1-877-824-5615.
Information regarding how a fund voted proxies relating to portfolio securities during the most recent twelve-month period ended
June 30 is available, without charge, by visiting the fund’s website at
www.schwabassetmanagement.com/prospectus
or the
SEC’s website at
www.sec.gov
, by calling
1-866-414-6349
, or by sending an email request to
orders@mysummaryprospectus.com
.
4
Schwab Mortgage-Backed Securities ETF | Annual Report

Annual Report |
August 31, 2026

Schwab High Yield Bond ETF

Ticker Symbol: SCYB

Principal U.S. Listing Exchange: NYSE Arca, Inc.

This annual shareholder report contains important information about the fund for the period of September 1, 2025, to August 31, 2026. You can find additional information about the fund at www.schwabassetmanagement.com/prospectus. You can also request this information by calling 1-866-414-6349 or by sending an email request to orders@mysummaryprospectus.com. If you purchase or hold fund shares through a financial intermediary, the fund’s prospectus, Statement of Additional Information (SAI), reports to shareholders and other information about the fund are available from your financial intermediary.

FUND COSTS FOR THE LAST year ENDED August 31, 2026 (BASED ON A HYPOTHETICAL $10,000 INVESTMENT)

	COSTS OF A $10,000 INVESTMENT	COSTS PAID AS A PERCENTAGE OF A $10,000 INVESTMENT
Schwab High Yield Bond ETF	$3	0.03%

MANAGEMENT’S DISCUSSION OF FUND PERFORMANCE
For the 12-month reporting period ended August 31, 2026, the fund’s NAV return was 4.89% (for an explanation of NAV return, please refer to footnote 2 on the following page). The Bloomberg US Aggregate Bond Index, which serves as the fund’s regulatory index and provides a broad measure of market performance, returned 1.89%. The fund generally invests in securities that are included in the ICE BofA US Cash Pay High Yield Constrained Index which returned 4.77%. The fund does not seek to track the regulatory index.
■ Coupon income generated by the fund’s holdings contributed to fund performance while negative price returns detracted from fund performance, albeit to a smaller degree

Portfolio holdings may have changed since the report date.
Schwab High Yield Bond ETF | Annual Report
1
REG125421-02  00327879

The performance data quoted represents past performance. Past performance does not guarantee future results. Investment returns and principal value of an investment will fluctuate so that an investor’s shares, when sold or redeemed, may be worth more or less than the original cost. Current performance may be lower or higher than the performance data quoted.
To obtain performance information current to the most recent month end, please visit www.schwabassetmanagement.com/prospectus.

Performance of Hypothetical $10,000 Investment (July 11, 2023 - August 31, 2026)1,2

Average Annual Total Returns

Fund and Inception Date	1 Year	Since Inception*
Fund: Schwab High Yield Bond ETF (07/11/2023)[1,2]	4.89%	8.55%
Bloomberg US Aggregate Bond Index[3]	1.89%	3.98%
ICE BofA US Cash Pay High Yield Constrained Index	4.77%	8.72%

All total returns on this page assume dividends and distributions were reinvested. Index figures do not include trading and management costs, which would lower performance. Indices are unmanaged and cannot be invested in directly. Performance results less than one year are not annualized.
For index definitions, please see www.schwabassetmanagement.com/glossary.
Shares are bought and sold at market price, which may be higher or lower than the net asset value (NAV). Brokerage commissions will reduce returns.
“ICE
®
” is a registered trademark of ICE Data Indices, LLC or its affiliates and “BofA
®
” is a registered trademark of Bank of America Corporation licensed by Bank of America
Corporation and its affiliates (“BofA”) and may not be used without BofA’s prior written approval. These trademarks have been licensed, along with the ICE BofA US Cash Pay
High Yield Constrained Index (“Index”) for use by Charles Schwab Investment Management, Inc., dba Schwab Asset Management, in connection with the Schwab High Yield
Bond ETF. The Schwab High Yield Bond ETF is not sponsored, endorsed, sold or promoted by ICE Data Indices, LLC, its affiliates or its Third Party Suppliers (“ICE Data and its
Suppliers”). ICE Data and its Suppliers make no representations or warranties regarding the advisability of investing in the Schwab High Yield Bond ETF.
*
Inception (07/11/2023) represents the date that the shares began trading in the secondary market.
1
Performance does not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares.
2
Performance is shown on a NAV basis. The fund’s per share NAV is the value of one share of the fund. NAV is calculated by taking the fund’s total assets (including the fair value of securities owned), subtracting liabilities, and dividing by the number of shares outstanding. Returns assume that dividends and capital gain distributions have been reinvested in the fund at NAV.
3
The Bloomberg US Aggregate Bond Index serves as the fund’s regulatory index and provides a broad measure of market performance. The fund generally invests in securities that are included in the ICE BofA US Cash Pay High Yield Constrained Index. The fund does not seek to track the regulatory index.
2
Schwab High Yield Bond ETF | Annual Report

Statistics

Net Assets (millions)	$2,863
Number of Holdings	1,837
Portfolio Turnover Rate (excludes in-kind transactions)	23%
Advisory Fees Paid by the Fund	$675,636
Weighted Average Maturity (Source: Aladdin)	3.8 Yrs
Weighted Average Duration (Source: Aladdin)	3.0 Yrs
Qualified Interest Income	80.43%
Business Interest Deduction (163j)	96.28%
Portfolio Composition By Security Type % of Investments

Portfolio Composition By Credit Quality % of Investments
2,3

Portfolio holdings may have changed since the report date.
1
Includes the fund’s position(s) in money market mutual funds registered under the Investment Company Act of 1940, as amended.
2
Bloomberg Index Rating: Based on the middle rating of Moody’s, S&P and Fitch; when a rating from only two agencies is available, the lower is used; when only one agency rates a bond, that rating is used. In cases where explicit bond level ratings may not be available, other sources may be used to classify securities by credit quality. Source: Bloomberg Index Service Ltd.
3
Excludes short-term investments.
4
Less than 0.05%.
Schwab High Yield Bond ETF | Annual Report
3

AVAILABILITY OF ADDITIONAL INFORMATION
You can find the fund’s prospectus, Statement of Additional Information (SAI), reports to shareholders, financial information, holdings, certain tax information, proxy voting information, and other information about the fund online at
www.schwabassetmanagement.com/prospectus
.
Proxy Voting Policies, Procedures and Results
A description of the proxy voting policies and procedures used to determine how to vote proxies on behalf of the funds is available without charge, upon request, by visiting the Schwab ETFs’ website at
www.schwabassetmanagement.com/prospectus
, the
SEC’s website at
www.sec.gov
, or by contacting Schwab ETFs at 1-877-824-5615.
Information regarding how a fund voted proxies relating to portfolio securities during the most recent twelve-month period ended
June 30 is available, without charge, by visiting the fund’s website at
www.schwabassetmanagement.com/prospectus
or the
SEC’s website at
www.sec.gov
, by calling
1-866-414-6349
, or by sending an email request to
orders@mysummaryprospectus.com
.
4
Schwab High Yield Bond ETF | Annual Report

Item 2:	Code of Ethics.

(a)

Registrant has adopted a code of ethics that applies to its principal executive officer, principal financial officer, and any other persons who perform a similar function, regardless of whether these individuals are employed by Registrant or a third party.

(c)	During the period covered by the report, no amendments were made to the provisions of this code of ethics.

(d)	During the period covered by the report, Registrant did not grant any waivers, including implicit waivers, from the provisions of this code of ethics.

(e)	Not applicable.

(f)(1)	Registrant has filed this code of ethics as an exhibit pursuant to Item 19(a)(1) of Form N-CSR.

Item 3:	Audit Committee Financial Expert.

Registrant’s Board of Trustees has determined that Kimberly S. Patmore, Michael J. Beer and J. Derek Penn, each currently serving on its audit, compliance and valuation committee, are each an “audit committee financial expert,” as such term is defined in Item 3 of Form N-CSR. Each member of Registrant’s audit, compliance and valuation committee is “independent” under the standards set forth in Item 3 of Form N-CSR.

The designation of each of Ms. Patmore, Mr. Beer and Mr. Penn as an “audit committee financial expert” pursuant to Item 3 of Form N-CSR does not (i) impose upon such individual any duties, obligations, or liability that are greater than the duties, obligations and liability imposed upon such individual as a member of Registrant’s audit, compliance and valuation committee or Board of Trustees in the absence of such designation; and (ii) affect the duties, obligations or liability of any other member of Registrant’s audit, compliance and valuation committee or Board of Trustees.

Item 4:	Principal Accountant Fees and Services.

Registrant is composed of thirty-four operational series. Fourteen series have a fiscal year-end of August 31, whose annual financial statements are reported in Item 1, seven series have a fiscal year-end of the last day of February, one series have a fiscal year end of March 31, and twelve series have a fiscal year-end of December 31. Principal accountant fees disclosed in Items 4(a)-(d) and 4(g) include fees billed for services rendered to each of the thirty-four operational series during 2026/2027 and 2025/2026, based on their respective 2026/2027 and 2025/2026 fiscal years, as applicable.

The following table presents fees billed by the principal accountant in each of the last two fiscal years for the services rendered to the Funds:

(a) Audit Fees[1]		(b)Audit-Related Fees		(c) Tax Fees[2]		(d) All Other Fees

Fiscal Year 2026/2027	Fiscal Year 2025/2026	Fiscal Year 2026/2027	Fiscal Year 2025/2026	Fiscal Year 2026/2027	Fiscal Year 2025/2026	Fiscal Year 2026/2027	Fiscal Year 2025/2026
$677,300	$650,550	$0	$0	$111,342	$111,690	$0	$0

[1]	The nature of the services includes audit of the registrant’s annual financial statements and normally provided services in connection with regulatory filings for those fiscal years.
[2]	The tax fees consist of professional services relating to tax compliance, tax advice, tax planning, and the preparation of the Registrant’s tax returns.

(e)(1) Registrant’s audit, compliance and valuation committee does not have pre-approval policies and procedures as described in paragraph (c)(7) of Rule 2-01 of Regulation S-X.

(2) There were no services described in each of paragraphs (b) through (d) above (including services required to be approved by Registrant’s audit, compliance and valuation committee pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X) that were approved by Registrant’s audit, compliance and valuation committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f) Not applicable.

(g) Below are the aggregate non-audit fees billed in each of the last two fiscal years by Registrant’s principal accountant for services rendered to Registrant, to Registrant’s investment adviser, and to any entity controlling, controlled by, or under common control with Registrant’s investment adviser that provides ongoing services to Registrant.

2026/2027: $1,613,152	2025/2026: $2,515,513

(h) During the past fiscal year, all non-audit services provided by Registrant’s principal accountant to either Registrant’s investment adviser or to any entity controlling, controlled by, or under common control with Registrant’s investment adviser that provides ongoing services to Registrant were pre-approved. Included in the audit, compliance and valuation committee’s pre-approval was the review and consideration as to whether the provision of these non-audit services is compatible with maintaining the principal accountant’s independence.

(i) Not applicable.

(j) Not applicable.

Item 5: Audit Committee of Listed Registrants.

The Registrant is a listed issuer as defined in Rule 10A-3 under the Exchange Act and has separately-designated standing audit, compliance and valuation committee established in accordance with Section 3(a)58(A) of the Exchange Act. The Registrant’s audit, compliance and valuation committee members are Kimberly S. Patmore, Michael J. Beer and J. Derek Penn.

Item 6: Schedule of Investments.

The schedules of investments are included under Item 7 of this Form.

Item 7: Financial Statements and Financial Highlights for Open-End Management Investment Companies.

Annual Holdings and Financial Statements | August 31, 2026
Schwab International Equity ETFs

Schwab International Dividend Equity ETF	SCHY
Schwab International Equity ETF	SCHF
Schwab International Small-Cap Equity ETF	SCHC
Schwab Emerging Markets Equity ETF	SCHE

In This Report

Fund investment adviser: Charles Schwab Investment Management, Inc., dba Schwab Asset Management®
Distributor: SEI Investments Distribution Co. (SIDCO)
The Sector/Industry classifications in this report use the Global Industry Classification Standard (GICS) which was developed by and is the exclusive property of MSCI Inc. (MSCI) and Standard & Poor’s (S&P). GICS is a service mark of MSCI and S&P and has been licensed for use by Charles Schwab & Co, Inc.

Schwab International Equity ETFs | Annual Holdings and Financial Statements
1

Schwab International Dividend Equity ETF
Financial Statements
FINANCIAL HIGHLIGHTS

	9/1/25– 8/31/26	9/1/24– 8/31/25	9/1/23– 8/31/24	9/1/22– 8/31/23	9/1/21– 8/31/22
Per-Share Data
Net asset value at beginning of period	$28.02	$26.05	$23.70	$21.72	$26.07
Income (loss) from investment operations:
Net investment income (loss)[1]	1.31	1.14	1.00	1.08	1.37
Net realized and unrealized gains (losses)	4.98	1.88	2.54	1.78	(5.09)
Total from investment operations	6.29	3.02	3.54	2.86	(3.72)
Less distributions:
Distributions from net investment income	(1.11)	(1.05)	(1.19)	(0.88)	(0.63)
Net asset value at end of period	$33.20	$28.02	$26.05	$23.70	$21.72
Total return	22.94%	12.07%	15.55%	13.31%	(14.47%)
Ratios/Supplemental Data
Ratios to average net assets:
Total expenses	0.08%	0.10%[2]	0.14%	0.14%[3]	0.14%[3]
Net investment income (loss)	4.21%	4.42%	4.15%	4.67%	5.72%
Portfolio turnover rate[4]	29%	20%	59%	40%	45%
Net assets, end of period (x 1,000,000)	$2,613	$1,297	$781	$754	$439

[1]	Calculated based on the average shares outstanding during the period.
[2]	Effective February 28, 2025, the annual operating expense ratio was reduced to 0.08%. The ratio presented for the period ended August 31, 2025, is a blended ratio.
[3]	Ratio includes less than 0.005% of non-routine proxy expenses.
[4]	Portfolio turnover rate excludes securities received or delivered from processing of in-kind creations or redemptions.
See financial notes
2
Schwab International Equity ETFs | Annual Holdings and Financial Statements

Schwab International Dividend Equity ETF
Portfolio Holdings  as of August 31, 2026

SECURITY	NUMBER OF SHARES	VALUE ($)
COMMON STOCKS 99.1% OF NET ASSETS

Australia 9.8%
BHP Group Ltd.	2,160,128	102,527,752
Insurance Australia Group Ltd.	815,741	4,589,117
Medibank Pvt Ltd.	969,748	3,363,655
QBE Insurance Group Ltd.	521,563	8,320,303
Suncorp Group Ltd.	375,520	5,075,536
Telstra Group Ltd.	9,631,848	32,235,447
Wesfarmers Ltd.	1,774,540	101,025,783
		257,137,593

Brazil 1.0%
Ambev SA	5,018,750	14,559,877
BB Seguridade Participacoes SA	206,421	1,609,676
Klabin SA	1,555,753	5,675,519
Porto Seguro SA	63,178	598,513
TIM SA	1,245,658	4,474,540
		26,918,125

Canada 3.2%
BCE, Inc.	757,406	17,854,741
Great-West Lifeco, Inc.	92,111	5,920,804
iA Financial Corp., Inc.	31,012	4,424,406
Manulife Financial Corp.	583,709	24,753,843
Quebecor, Inc., Class B	369,744	16,373,501
Sun Life Financial, Inc.	193,770	15,214,502
		84,541,797

China 1.6%
China Construction Bank Corp., H Shares	34,392,816	41,678,690

Denmark 0.1%
Tryg AS	112,284	2,688,758

Finland 2.9%
Elisa OYJ	354,376	14,473,366
Kesko OYJ, B Shares	322,322	8,401,739
Kone OYJ, B Shares	853,284	52,314,172
		75,189,277

France 13.5%
AXA SA	576,988	28,886,866
Cie Generale des Etablissements Michelin SCA	1,691,022	68,750,154
Publicis Groupe SA	557,457	65,369,336
TotalEnergies SE	1,112,437	97,600,329
Vinci SA	700,943	92,128,422
		352,735,107

Germany 8.0%
Allianz SE	132,874	69,579,337
Deutsche Post AG	1,642,529	107,112,912
Hannover Rueck SE	21,087	6,324,518
SECURITY	NUMBER OF SHARES	VALUE ($)
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen	44,336	26,718,548
		209,735,315

Hong Kong 0.3%
BOC Hong Kong Holdings Ltd.	1,256,592	8,447,489

India 4.2%
HCL Technologies Ltd.	1,678,905	23,145,936
Hero MotoCorp Ltd.	210,428	12,048,934
Infosys Ltd.	5,466,410	65,115,931
ITC Ltd.	3,540,956	9,505,173
		109,815,974

Indonesia 0.3%
Bank Central Asia Tbk. PT	19,196,551	7,016,521

Italy 8.3%
Enel SpA	9,103,514	99,623,648
Eni SpA	3,678,543	99,582,108
Generali	364,055	18,848,032
		218,053,788

Japan 2.8%
Daito Trust Construction Co. Ltd.	753,626	15,714,798
Japan Tobacco, Inc.	1,297,920	56,364,164
Zenkoku Hosho Co. Ltd.	33,734	678,081
		72,757,043

Kuwait 0.3%
Mobile Telecommunications Co. KSCP	3,897,741	7,631,499

Malaysia 0.3%
Telekom Malaysia Bhd.	3,819,900	7,324,796

Mexico 0.7%
Arca Continental SAB de CV	583,110	6,668,937
Coca-Cola Femsa SAB de CV	620,314	6,881,370
Kimberly-Clark de Mexico SAB de CV, A Shares	1,628,209	3,816,279
		17,366,586

Netherlands 4.8%
Koninklijke Ahold Delhaize NV	1,045,626	37,227,445
Koninklijke KPN NV	9,416,785	45,198,013
Wolters Kluwer NV	508,158	41,815,153
		124,240,611

New Zealand 0.2%
Spark New Zealand Ltd.	4,620,245	5,848,847

Norway 1.3%
DNB Bank ASA	294,945	10,063,260
Gjensidige Forsikring ASA	66,201	2,006,649
Telenor ASA	1,548,747	22,710,406
		34,780,315

See financial notes
Schwab International Equity ETFs | Annual Holdings and Financial Statements
3

Schwab International Dividend Equity ETF
Portfolio Holdings  as of August 31, 2026 (continued)

SECURITY	NUMBER OF SHARES	VALUE ($)
Qatar 0.5%
Industries Qatar QSC	2,968,337	8,144,380
Ooredoo QPSC	1,481,158	5,146,017
		13,290,397

Republic of Korea 0.1%
Cheil Worldwide, Inc.	181,902	2,550,562

Russia 0.0%
Severstal PAO *(a)(b)	708	0

Saudi Arabia 2.0%
Arab National Bank	58,799	349,543
Jarir Marketing Co.	942,248	4,311,464
SABIC Agri-Nutrients Co.	368,126	12,804,894
Saudi Telecom Co.	3,017,972	35,946,228
		53,412,129

Singapore 4.6%
DBS Group Holdings Ltd.	704,742	42,884,572
Genting Singapore Ltd.	13,952,138	6,910,529
Jardine Cycle & Carriage Ltd.	131,600	2,796,610
Singapore Exchange Ltd.	282,925	5,672,068
Singapore Telecommunications Ltd.	17,425,456	62,197,075
		120,460,854

South Africa 1.3%
Bidvest Group Ltd.	535,541	7,761,945
Nedbank Group Ltd.	155,241	2,834,261
OUTsurance Group Ltd.	307,414	1,666,544
Sanlam Ltd.	566,294	3,042,244
Standard Bank Group Ltd.	460,348	9,068,152
Vodacom Group Ltd.	951,206	8,811,416
		33,184,562

Spain 3.1%
Endesa SA	768,746	37,594,242
Mapfre SA	319,118	1,656,972
Naturgy Energy Group SA	1,191,702	40,780,898
		80,032,112

Switzerland 8.6%
Kuehne & Nagel International AG	116,297	31,062,433
Roche Holding AG	254,069	110,941,943
SGS SA	371,633	42,666,845
Zurich Insurance Group AG	53,532	39,263,646
		223,934,867

Taiwan 0.2%
Poya International Co. Ltd.	1,194,000	2,822,962
Tung Ho Steel Enterprise Corp.	788,000	2,007,137
		4,830,099

Thailand 1.6%
Advanced Info Service PCL NVDR	1,714,900	18,359,153
Central Pattana PCL NVDR	2,116,400	4,292,156
Kasikornbank PCL NVDR	401,600	3,003,522
Krung Thai Bank PCL NVDR	1,208,400	1,576,095
SECURITY	NUMBER OF SHARES	VALUE ($)
PTT Exploration & Production PCL NVDR	2,212,100	9,906,419
SCB X PCL NVDR	287,100	1,307,361
Tisco Financial Group PCL NVDR	131,196	506,426
TMBThanachart Bank PCL NVDR	16,567,500	1,488,877
		40,440,009

United Arab Emirates 0.2%
Abu Dhabi Islamic Bank PJSC	510,312	3,181,721
Dubai Islamic Bank PJSC	996,571	1,953,582
		5,135,303

United Kingdom 13.3%
Admiral Group PLC	93,500	5,101,115
British American Tobacco PLC	1,691,822	94,709,846
GSK PLC	4,017,373	100,955,579
Imperial Brands PLC	859,913	29,461,533
Unilever PLC	1,808,012	117,074,202
		347,302,275
Total Common Stocks (Cost $2,200,871,246)		2,588,481,300

PREFERRED STOCKS 0.4% OF NET ASSETS

Brazil 0.4%
Cia Energetica de Minas Gerais	3,010,404	6,217,442
Itausa SA	2,048,646	5,180,139
		11,397,581

Russia 0.0%
Sberbank of Russia PJSC *(a)(b)	69,290	0
Total Preferred Stocks (Cost $12,323,506)		11,397,581

SHORT-TERM INVESTMENTS 0.1% OF NET ASSETS

Money Market Funds 0.1%
State Street Institutional U.S. Government Money Market Fund, Premier Class 3.62% (c)	3,307,523	3,307,523
Total Short-Term Investments (Cost $3,307,523)		3,307,523
Total Investments in Securities (Cost $2,216,502,275)		2,603,186,404

See financial notes
4
Schwab International Equity ETFs | Annual Holdings and Financial Statements

Schwab International Dividend Equity ETF
Portfolio Holdings  as of August 31, 2026 (continued)

	NUMBER OF CONTRACTS	NOTIONAL AMOUNT ($)	CURRENT VALUE/ UNREALIZED APPRECIATION ($)
FUTURES CONTRACTS
Long
MSCI EAFE Index, expires 09/18/26	81	13,076,640	119,998

*	Non-income producing security.
(a)	Fair valued using significant unobservable inputs.
(b)
Trading in Russian securities listed on the Moscow Exchange, Russian ADRs, and Russian GDRs are subject to trade restrictions; and therefore, the ability of the fund to buy these securities is currently not permitted, and the ability of the fund to sell these securities is uncertain.

(c)	The rate shown is the annualized 7-day yield.

ADR —	American Depositary Receipt
GDR —	Global Depositary Receipt
NVDR —	Non-Voting Depositary Receipt

% OF NET ASSETS
SECTOR WEIGHTINGS (a)
Financials	16.3%
Industrials	14.8%
Consumer Staples	14.7%
Communication Services	14.3%
Health Care	8.1%
Energy	7.9%
Consumer Discretionary	7.5%
Utilities	7.0%
Materials	4.7%
Information Technology	3.4%
Other (b)	0.8%
Short-Term Investments	0.1%
Total	99.6%

(a)	Excludes derivatives.
(b)	Includes holdings within sectors that are less than 1.0% of net assets.

The following is a summary of the inputs used to value the fund’s investments as of August 31, 2026:
DESCRIPTION	QUOTED PRICES IN ACTIVE MARKETS FOR IDENTICAL ASSETS (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Assets
Common Stocks[1]	$2,588,481,300	$—	$—	$2,588,481,300
Russia	—	—	0 *	0
Preferred Stocks[1]	11,397,581	—	—	11,397,581
Russia	—	—	0 *	0
Short-Term Investments[1]	3,307,523	—	—	3,307,523
Futures Contracts[2]	119,998	—	—	119,998
Total	$2,603,306,402	$—	$0	$2,603,306,402

*	Level 3 amount shown includes securities determined to have no value.
[1]	As categorized in the Portfolio Holdings.
[2]	Futures contracts are reported at cumulative unrealized appreciation or depreciation.
See financial notes
Schwab International Equity ETFs | Annual Holdings and Financial Statements
5

Schwab International Dividend Equity ETF
Statement of Assets and Liabilities

As of August 31, 2026
Assets
Investments in securities, at value - unaffiliated issuers (cost $2,216,502,275)		$2,603,186,404
Cash collateral deposit for creation unit activity		2,784,145
Foreign currency, at value (cost $3,117,379)		3,107,159
Deposit with broker for futures contracts		941,441
Receivables:
Dividends		5,864,152
Foreign tax reclaims		3,094,905
Other assets	+	10,852
Total assets		2,618,989,058

Liabilities
Payables:
Investments bought		2,866,367
Collateral due upon receipt of creation unit activity		2,784,145
Management fees		162,708
Variation margin on futures contracts		38,347
Due to custodian	+	5,219
Total liabilities		5,856,786
Net assets		$2,613,132,272

Net Assets by Source
Capital received from investors		$2,248,643,804
Total distributable earnings	+	364,488,468
Net assets		$2,613,132,272

Net Asset Value (NAV)
Net Assets	÷	Shares Outstanding	=	NAV
$2,613,132,272		78,700,000		$33.20

See financial notes
6
Schwab International Equity ETFs | Annual Holdings and Financial Statements

Schwab International Dividend Equity ETF
Statement of Operations

For the period September 1, 2025 through August 31, 2026
Investment Income
Dividends received from securities - unaffiliated issuers (net of foreign withholding tax of $9,771,429)		$83,691,938
Other Interest		24,725
Securities on loan, net	+	480,975
Total investment income		84,197,638

Expenses
Management fees		1,564,195
Professional fees	+	17,337 [1]
Total expenses		1,581,532
Expense reduction by investment adviser	–	17,337 [1]
Net expenses	–	1,564,195
Net investment income		82,633,443

REALIZED AND UNREALIZED GAINS (LOSSES)
Net realized gains on sales of securities - unaffiliated issuers (net of foreign capital gains tax paid of $297,409)		317,743
Net realized gains on sales of in-kind redemptions - unaffiliated issuers		49,540,084
Net realized gains on futures contracts		1,793,663
Net realized losses on foreign currency transactions	+	(1,101,767)
Net realized gains		50,549,723
Net change in unrealized appreciation (depreciation) on securities - unaffiliated issuers		237,224,119
Net change in unrealized appreciation (depreciation) on futures contracts		42,183
Net change in unrealized appreciation (depreciation) on foreign currency translations	+	(23,335)
Net change in unrealized appreciation (depreciation)		237,242,967
Net realized and unrealized gains		287,792,690
Increase in net assets resulting from operations		$370,426,133

[1]	Professional fees associated with the filing of foreign withholding tax claims in the European Union are deemed to be non-contingent and non-routine expenses of the fund.
See financial notes
Schwab International Equity ETFs | Annual Holdings and Financial Statements
7

Schwab International Dividend Equity ETF
Statement of Changes in Net Assets

For the current and prior report periods
OPERATIONS
	9/1/25-8/31/26		9/1/24-8/31/25
Net investment income		$82,633,443	$41,378,378
Net realized gains		50,549,723	8,716,960
Net change in unrealized appreciation (depreciation)	+	237,242,967	79,846,579
Increase in net assets resulting from operations		$370,426,133	$129,941,917

DISTRIBUTIONS TO SHAREHOLDERS
Total distributions		($67,251,370 )	($37,519,120 )

TRANSACTIONS IN FUND SHARES
	9/1/25-8/31/26			9/1/24-8/31/25
		SHARES	VALUE	SHARES	VALUE
Shares sold		38,500,000	$1,201,617,979	17,500,000	$452,140,378
Shares redeemed	+	(6,100,000)	(189,143,030)	(1,200,000)	(28,530,358)
Net transactions in fund shares		32,400,000	$1,012,474,949	16,300,000	$423,610,020

SHARES OUTSTANDING AND NET ASSETS
	9/1/25-8/31/26			9/1/24-8/31/25
		SHARES	NET ASSETS	SHARES	NET ASSETS
Beginning of period		46,300,000	$1,297,482,560	30,000,000	$781,449,743
Total increase	+	32,400,000	1,315,649,712	16,300,000	516,032,817
End of period		78,700,000	$2,613,132,272	46,300,000	$1,297,482,560
See financial notes
8
Schwab International Equity ETFs | Annual Holdings and Financial Statements

Schwab International Equity ETF
Financial Statements
FINANCIAL HIGHLIGHTS

	9/1/25– 8/31/26	9/1/24– 8/31/25[1]	9/1/23– 8/31/24[1]	9/1/22– 8/31/23[1]	9/1/21– 8/31/22[1]
Per-Share Data
Net asset value at beginning of period	$22.78	$20.37	$17.64	$15.66	$20.03
Income (loss) from investment operations:
Net investment income (loss)[2]	0.64	0.59	0.53	0.53	0.58
Net realized and unrealized gains (losses)	5.74	2.39	2.74	1.96	(4.36)
Total from investment operations	6.38	2.98	3.27	2.49	(3.78)
Less distributions:
Distributions from net investment income	(0.84)	(0.57)	(0.54)	(0.51)	(0.59)
Net asset value at end of period	$28.32	$22.78	$20.37	$17.64	$15.66
Total return	28.65%	15.07%	18.90%	16.09%	(19.27%)
Ratios/Supplemental Data
Ratios to average net assets:
Total expenses	0.03%	0.05%[3]	0.06%	0.06%[4]	0.06%[4]
Net investment income (loss)	2.51%	2.91%	2.86%	3.15%	3.20%
Portfolio turnover rate[5]	4%	4%	4%	6%	6%
Net assets, end of period (x 1,000,000)	$69,684	$50,445	$41,540	$31,752	$26,120

[1]	Per-Share Data has been retroactively adjusted to reflect a 2-for-1 share split effective after the close of U.S. markets on October 10, 2024.
[2]	Calculated based on the average shares outstanding during the period.
[3]	Effective June 10, 2025, the annual operating expense ratio was reduced to 0.03%. The ratio presented for the period ended August 31, 2025, is a blended ratio.
[4]	Ratio includes less than 0.005% of non-routine proxy expenses.
[5]	Portfolio turnover rate excludes securities received or delivered from processing of in-kind creations or redemptions.
See financial notes
Schwab International Equity ETFs | Annual Holdings and Financial Statements
9

Schwab International Equity ETF
Portfolio Holdings  as of August 31, 2026

SECURITY	NUMBER OF SHARES	VALUE ($)
COMMON STOCKS 99.1% OF NET ASSETS

Australia 5.7%
a2 Milk Co. Ltd. (a)	1,584,467	7,505,711
AGL Energy Ltd.	1,470,494	9,041,859
ALS Ltd.	1,109,302	17,672,437
AMP Ltd.	6,005,228	10,242,681
Ampol Ltd.	564,002	17,404,513
Ansell Ltd.	322,142	9,412,289
ANZ Group Holdings Ltd.	6,908,297	184,170,953
APA Group	2,831,314	22,096,481
Aristocrat Leisure Ltd.	1,240,552	54,160,425
ASX Ltd. (a)	471,623	18,974,685
Atlas Arteria Ltd.	1,563,999	5,144,656
Aurizon Holdings Ltd.	3,833,673	10,055,492
Bank of Queensland Ltd.	1,585,913	7,421,637
Beach Energy Ltd.	3,763,595	2,333,061
Bendigo & Adelaide Bank Ltd.	1,362,840	10,479,771
BHP Group Ltd.	11,640,042	552,479,919
BlueScope Steel Ltd.	967,585	21,544,557
Brambles Ltd.	3,129,298	43,932,767
CAR Group Ltd. (a)	821,840	16,285,069
Challenger Ltd.	1,222,468	8,278,974
Charter Hall Group	1,082,962	14,994,346
Cleanaway Waste Management Ltd.	4,802,272	8,948,027
Cochlear Ltd. (a)	157,746	15,139,481
Coles Group Ltd.	3,052,748	52,593,565
Commonwealth Bank of Australia	3,832,973	439,229,417
Computershare Ltd.	1,208,394	34,431,991
CSL Ltd.	1,118,686	137,548,782
Deterra Royalties Ltd.	903,431	2,660,995
Dexus	2,365,907	9,800,150
Domino's Pizza Enterprises Ltd.	143,314	2,142,447
Downer EDI Ltd.	1,461,872	6,862,113
Dyno Nobel Ltd.	3,594,153	9,736,336
Endeavour Group Ltd. (a)	3,520,120	7,921,261
Evolution Mining Ltd.	4,545,565	48,472,788
Flight Centre Travel Group Ltd. (a)	435,195	3,673,977
Fortescue Ltd.	3,591,386	45,555,681
Genesis Minerals Ltd. *	2,336,679	13,765,059
Goodman Group	4,528,548	89,994,515
GPT Group	4,331,564	14,589,815
GQG Partners, Inc., Class A, CDI	2,092,563	1,964,523
Harvey Norman Holdings Ltd.	1,248,217	3,828,609
HUB24 Ltd.	175,224	9,517,277
IGO Ltd. *	1,642,878	10,231,335
Iluka Resources Ltd.	1,133,877	5,574,389
Insurance Australia Group Ltd.	5,126,179	28,838,364
James Hardie Industries PLC, CDI *	1,279,815	38,053,782
JB Hi-Fi Ltd.	247,421	11,862,326
Lendlease Corp. Ltd.	1,461,719	3,079,771
Light & Wonder, Inc., CDI *(a)	185,678	17,556,750
Lottery Corp. Ltd.	5,226,025	18,688,706
Lynas Rare Earths Ltd. *	2,076,726	23,723,279
Macquarie Group Ltd.	812,949	145,993,739
Magellan Financial Group Ltd.	414,987	2,670,656
Medibank Pvt Ltd.	6,155,867	21,352,158
Metcash Ltd.	2,515,324	5,299,666
Mineral Resources Ltd. *	385,620	17,860,800
Mirvac Group	9,140,026	11,921,366
National Australia Bank Ltd.	7,029,449	194,604,638
Netwealth Group Ltd.	252,846	3,906,718
New Hope Corp. Ltd.	1,128,037	4,874,700
NEXTDC Ltd. *	1,907,908	18,882,448
Northern Star Resources Ltd.	3,169,172	53,236,637
Orica Ltd.	1,085,087	17,286,665
SECURITY	NUMBER OF SHARES	VALUE ($)
Origin Energy Ltd.	3,922,113	32,661,297
Orora Ltd.	2,767,281	2,895,432
Perpetual Ltd.	238,032	3,253,069
PLS Group Ltd. *	7,359,474	28,480,508
Pro Medicus Ltd.	119,379	15,347,349
Qantas Airways Ltd.	1,643,254	11,093,352
QBE Insurance Group Ltd.	3,409,738	54,394,297
Ramelius Resources Ltd.	4,178,577	11,469,233
Ramsay Health Care Ltd.	421,862	15,503,352
REA Group Ltd.	107,716	13,681,986
Reece Ltd.	552,054	6,658,446
Region Group	2,556,506	4,103,950
Rio Tinto Ltd.	837,914	104,971,865
Sandfire Resources Ltd. *	1,004,198	16,508,969
Santos Ltd.	7,322,924	42,718,513
Scentre Group	11,735,878	30,193,762
SEEK Ltd.	726,691	7,650,305
SGH Ltd.	421,556	11,966,505
Sigma Healthcare Ltd.	11,493,816	22,157,651
Sims Ltd.	337,487	5,886,875
Sonic Healthcare Ltd. (a)	1,030,397	14,465,925
South32 Ltd.	10,237,284	37,856,604
Steadfast Group Ltd.	2,447,104	10,241,710
Stockland	5,427,128	16,957,575
Suncorp Group Ltd.	2,431,543	32,864,788
Technology One Ltd.	663,420	15,494,591
Telix Pharmaceuticals Ltd. *	628,776	6,921,407
Telstra Group Ltd.	9,121,469	30,527,333
TPG Telecom Ltd.	1,245,039	3,363,810
Transurban Group	7,095,673	72,717,146
Treasury Wine Estates Ltd. *	1,807,313	7,097,757
Vicinity Ltd.	9,415,336	16,801,280
Washington H Soul Pattinson & Co. Ltd.	754,640	24,055,356
Wesfarmers Ltd.	2,586,263	147,237,731
Westpac Banking Corp.	7,850,138	194,371,478
Whitehaven Coal Ltd.	1,761,738	10,794,801
WiseTech Global Ltd.	420,194	12,159,714
Woodside Energy Group Ltd.	4,290,769	99,690,859
Woolworths Group Ltd.	2,761,437	79,772,854
Worley Ltd.	1,140,650	8,354,308
Xero Ltd. *	376,191	22,341,531
Yancoal Australia Ltd.	943,218	4,177,416
		3,967,370,675

Austria 0.3%
ANDRITZ AG	145,936	14,137,899
BAWAG Group AG	171,312	35,779,465
Erste Group Bank AG	638,637	89,985,234
OMV AG	318,767	25,364,149
Raiffeisen Bank International AG	301,447	22,340,249
Strabag SE, Bearer Shares	60,171	6,605,039
Telekom Austria AG	222,985	2,621,275
Verbund AG	151,390	10,428,174
Vienna Insurance Group AG Wiener Versicherung Gruppe	73,181	6,137,506
		213,398,990

Belgium 0.9%
Ackermans & van Haaren NV	46,099	14,640,179
Ageas SA	442,403	38,799,076
Anheuser-Busch InBev SA	2,180,374	172,934,196
Argenx SE *	141,113	143,525,527
D'ieteren Group	46,577	9,668,352
Elia Group SA	99,590	14,842,217
Financiere de Tubize SA	47,750	10,211,359
See financial notes
10
Schwab International Equity ETFs | Annual Holdings and Financial Statements

Schwab International Equity ETF
Portfolio Holdings  as of August 31, 2026 (continued)

SECURITY	NUMBER OF SHARES	VALUE ($)
Groupe Bruxelles Lambert NV	181,865	15,601,128
KBC Group NV	506,101	77,013,146
Lotus Bakeries NV	930	13,784,468
Sofina SA	32,426	9,295,974
Syensqo SA	155,276	14,645,923
UCB SA	275,693	68,948,709
Warehouses De Pauw CVA	503,948	12,293,099
		616,203,353

Canada 10.6%
Agnico Eagle Mines Ltd.	1,169,246	237,197,614
Alamos Gold, Inc., Class A	961,631	35,224,426
Alimentation Couche-Tard, Inc.	1,716,600	103,357,572
AltaGas Ltd.	686,014	26,578,527
ARC Resources Ltd.	1,271,092	30,569,290
AtkinsRealis Group, Inc.	367,563	22,271,725
Bank of Montreal	1,620,269	276,110,761
Bank of Nova Scotia	2,830,728	259,059,699
Barrick Mining Corp.	3,835,345	171,972,189
BCE, Inc.	710,640	16,752,301
Bombardier, Inc., Class B *	206,877	44,745,004
Brookfield Asset Management Ltd., Class A	871,482	44,859,666
Brookfield Corp.	4,755,672	195,811,699
CAE, Inc. *	699,840	16,926,809
Cameco Corp.	994,548	98,156,285
Canadian Imperial Bank of Commerce	2,110,348	239,471,142
Canadian National Railway Co.	1,244,487	155,347,670
Canadian Natural Resources Ltd.	4,666,116	233,894,829
Canadian Pacific Kansas City Ltd.	2,026,312	187,663,707
Canadian Tire Corp. Ltd., Class A	117,313	15,893,910
Celestica, Inc. *	283,862	85,148,362
Cenovus Energy, Inc.	3,073,720	98,710,246
CGI, Inc.	439,466	33,082,790
Constellation Software, Inc.	44,863	101,574,259
Descartes Systems Group, Inc. *	186,360	14,992,953
Dollarama, Inc.	600,376	75,818,962
Element Fleet Management Corp.	924,172	17,566,134
Emera, Inc.	694,715	34,833,470
Enbridge, Inc.	4,991,898	252,853,695
Equinox Gold Corp.	2,431,665	31,397,824
Fairfax Financial Holdings Ltd.	47,977	78,208,082
First Majestic Silver Corp.	1,086,310	22,411,070
First Quantum Minerals Ltd. *	1,565,447	52,057,352
FirstService Corp.	98,066	13,643,504
Fortis, Inc.	1,150,648	63,570,750
Franco-Nevada Corp.	437,966	115,182,878
George Weston Ltd.	359,476	25,214,922
GFL Environmental, Inc.	580,181	24,507,970
Gildan Activewear, Inc.	406,272	21,185,460
Great-West Lifeco, Inc.	562,889	36,181,951
Hydro One Ltd.	736,275	28,339,922
iA Financial Corp., Inc.	203,644	29,053,387
IAMGOLD Corp. *	1,331,691	27,233,239
IGM Financial, Inc.	168,085	10,462,421
Imperial Oil Ltd.	291,530	38,302,874
Intact Financial Corp.	401,231	77,644,262
Ivanhoe Mines Ltd., Class A *	1,753,903	15,321,190
Keyera Corp.	531,347	23,039,218
Kinross Gold Corp.	2,749,513	84,173,218
Loblaw Cos. Ltd.	1,244,262	54,426,926
Lundin Gold, Inc.	220,129	15,674,049
Lundin Mining Corp.	1,556,721	41,672,016
LunR Royalties Corp. *	45,710	720,453
Magna International, Inc.	608,388	39,936,023
Manulife Financial Corp.	3,822,259	162,093,780
SECURITY	NUMBER OF SHARES	VALUE ($)
Metro, Inc.	444,514	28,223,417
National Bank of Canada	881,370	135,209,520
Nutrien Ltd.	1,108,447	83,587,282
Open Text Corp.	555,701	13,861,459
Pan American Silver Corp.	954,240	49,539,532
Pembina Pipeline Corp.	1,327,315	64,685,423
Power Corp. of Canada	1,203,572	79,734,583
Quebecor, Inc., Class B	112,918	5,000,387
RB Global, Inc.	425,775	36,026,407
Restaurant Brands International, Inc.	785,680	61,225,572
Royal Bank of Canada	3,209,347	656,083,777
Saputo, Inc.	538,037	15,780,556
Shopify, Inc., Class A *	2,809,598	413,991,620
Stantec, Inc.	266,584	19,431,806
Sun Life Financial, Inc.	1,261,911	99,083,180
Suncor Energy, Inc.	2,722,515	182,109,800
TC Energy Corp.	2,396,843	150,038,257
Teck Resources Ltd., Class B	1,069,229	72,893,914
TELUS Corp.	1,278,458	12,366,819
TFI International, Inc.	179,741	24,144,391
Thomson Reuters Corp.	301,565	32,320,946
TMX Group Ltd.	629,498	24,534,211
Toromont Industries Ltd.	188,112	27,173,995
Toronto-Dominion Bank	3,830,383	463,276,576
Tourmaline Oil Corp.	832,794	37,930,183
Waste Connections, Inc.	580,540	95,986,131
Wheaton Precious Metals Corp.	1,040,192	156,737,868
Whitecap Resources, Inc.	2,770,744	35,895,955
WSP Global, Inc.	312,538	42,440,510
		7,377,414,514

Denmark 1.2%
AP Moller - Maersk AS, Class A	6,224	20,136,385
AP Moller - Maersk AS, Class B	6,024	20,163,312
Carlsberg AS, Class B	215,257	29,549,210
Coloplast AS, Class B	307,743	21,940,312
Danske Bank AS	1,451,045	84,014,633
Demant AS *	182,747	8,195,544
DSV AS	444,363	93,736,543
Genmab AS *	134,832	44,460,010
H Lundbeck AS	663,324	4,349,801
H Lundbeck AS, Class A	14,846	96,431
Novo Nordisk AS, Class B	7,288,847	331,182,519
Novonesis Novozymes B, Class B	789,132	56,702,040
Orsted AS *	1,063,002	22,456,625
Pandora AS	168,431	22,252,271
Rockwool AS, B Shares (a)	175,286	5,643,755
Tryg AS	673,092	16,117,893
Vestas Wind Systems AS	2,293,521	76,197,658
		857,194,942

Finland 0.9%
Elisa OYJ	321,151	13,116,396
Fortum OYJ	933,281	22,462,524
Kesko OYJ, B Shares	614,704	16,023,053
Kone OYJ, B Shares	732,321	44,898,026
Metso OYJ	1,561,391	32,302,190
Neste OYJ	921,458	34,123,238
Nokia OYJ	11,443,418	116,018,400
Nordea Bank Abp	7,386,948	151,148,577
Orion OYJ, B Shares	240,548	22,102,154
Sampo OYJ, A Shares	5,585,218	63,100,204
Stora Enso OYJ, R Shares	1,300,782	15,298,749
UPM-Kymmene OYJ	1,163,387	32,514,434
Valmet OYJ	328,387	10,940,105
See financial notes
Schwab International Equity ETFs | Annual Holdings and Financial Statements
11

Schwab International Equity ETF
Portfolio Holdings  as of August 31, 2026 (continued)

SECURITY	NUMBER OF SHARES	VALUE ($)
Wartsila OYJ Abp	1,070,575	34,683,425
		608,731,475

France 7.0%
Abivax SA *(a)	170,174	19,283,100
Accor SA	500,739	27,058,735
Aeroports de Paris SA	88,245	11,070,576
Air Liquide SA	1,454,881	286,520,713
Airbus SE	1,339,294	306,850,821
Alstom SA *	812,770	15,445,691
Amundi SA	132,100	14,485,423
AXA SA	3,731,121	186,798,324
Ayvens SA	797,468	10,560,257
BioMerieux	96,601	8,421,485
BNP Paribas SA	2,231,377	266,402,281
Bollore SE (a)	1,620,362	7,227,692
Bouygues SA	460,297	23,643,581
Bureau Veritas SA	780,236	24,724,455
Capgemini SE	349,578	43,550,963
Carrefour SA	1,353,291	24,640,818
Cie de Saint-Gobain SA	1,031,495	93,841,767
Cie Generale des Etablissements Michelin SCA	1,458,994	59,316,829
Covivio SA	127,689	7,431,006
Credit Agricole SA	2,046,120	44,005,929
Danone SA	1,436,820	107,283,913
Dassault Aviation SA	38,856	12,809,343
Dassault Systemes SE	1,489,419	39,515,671
Edenred SE	548,192	19,154,327
Eiffage SA	162,223	20,539,757
Engie SA	4,205,082	120,161,668
EssilorLuxottica SA	668,166	124,454,244
Eurofins Scientific SE	256,640	21,625,107
Euronext NV	202,773	38,416,736
FDJ UNITED (a)	239,389	6,220,518
Gecina SA	130,467	10,366,046
Getlink SE	639,027	13,992,230
Hermes International SCA	77,789	142,858,614
Ipsen SA	80,017	15,159,770
Kering SA	159,047	46,935,457
Klepierre SA	557,022	24,237,984
Legrand SA	576,719	91,477,089
L'Oreal SA	525,576	234,862,719
LVMH Moet Hennessy Louis Vuitton SE	566,788	298,443,922
Orange SA	4,787,759	85,674,259
Pernod Ricard SA	433,993	32,516,127
Publicis Groupe SA	529,508	62,091,939
Renault SA	424,097	14,640,988
Rexel SA	503,033	21,000,562
Safran SA	787,633	308,326,020
Sanofi SA	2,471,862	220,545,580
Sartorius Stedim Biotech	62,787	14,294,935
Schneider Electric SE	1,245,336	426,162,918
SCOR SE	389,997	15,303,025
Societe Generale SA	1,543,276	130,237,363
Sodexo SA	194,009	13,048,387
SPIE SA	336,096	16,998,404
Thales SA	206,921	58,575,563
TotalEnergies SE	4,391,070	385,253,167
Unibail-Rodamco-Westfield *	283,317	32,067,587
Veolia Environnement SA	1,428,094	54,079,263
Vinci SA	1,111,085	146,035,424
		4,906,647,072

SECURITY	NUMBER OF SHARES	VALUE ($)
Germany 6.6%
adidas AG	384,900	67,690,880
Allianz SE	872,689	456,982,724
Aumovio SE *	122,688	5,251,652
BASF SE	2,033,220	125,127,480
Bayer AG	2,260,368	128,761,487
Bayerische Motoren Werke AG	740,573	53,318,242
Bechtle AG	193,563	8,391,128
Beiersdorf AG	235,523	21,645,916
Brenntag SE	272,939	19,923,156
Commerzbank AG	1,475,939	68,903,739
Continental AG	245,669	20,352,514
CTS Eventim AG & Co. KGaA	125,101	8,501,059
Daimler Truck Holding AG	1,130,715	61,455,757
Delivery Hero SE *(a)	511,247	21,812,632
Deutsche Bank AG	3,952,429	159,128,881
Deutsche Boerse AG	419,705	140,408,372
Deutsche Lufthansa AG	1,377,599	12,577,715
Deutsche Post AG	2,100,340	136,967,770
Deutsche Telekom AG	7,884,198	259,911,973
Deutsche Wohnen SE	142,414	2,901,607
DWS Group GmbH & Co. KGaA	67,590	5,947,322
E.ON SE	5,093,873	105,323,307
Evonik Industries AG	600,646	13,263,468
Fraport AG Frankfurt Airport Services Worldwide	88,676	6,525,429
Fresenius Medical Care AG	455,524	20,874,431
Fresenius SE & Co. KGaA	938,574	49,328,225
FUCHS SE	61,711	2,469,495
GEA Group AG	337,119	26,315,333
Hannover Rueck SE	136,832	41,039,332
Heidelberg Materials AG	291,758	55,834,749
Henkel AG & Co. KGaA	228,486	18,724,619
Hensoldt AG	133,591	13,298,859
HOCHTIEF AG	33,755	16,405,375
Infineon Technologies AG	2,982,687	195,027,253
KION Group AG	152,133	7,832,124
Knorr-Bremse AG	150,156	18,418,870
LEG Immobilien SE	184,780	10,556,012
Mercedes-Benz Group AG	1,721,511	94,426,123
Merck KGaA	292,638	47,250,009
MTU Aero Engines AG	122,073	49,927,752
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen	293,676	176,980,247
Nemetschek SE	130,409	10,649,256
Qiagen NV	470,242	20,338,979
Rational AG	10,941	8,013,062
RENK Group AG	224,599	12,263,325
Rheinmetall AG	104,483	134,814,895
RTL Group SA (a)	82,004	3,052,948
RWE AG	1,614,393	109,966,297
SAP SE	2,355,663	522,366,674
Schaeffler AG	417,225	3,576,704
Scout24 SE	156,761	14,531,060
Siemens AG	1,676,483	556,177,902
Siemens Energy AG	1,733,214	286,251,039
Siemens Healthineers AG	851,299	38,694,420
Symrise AG	301,365	32,276,030
Talanx AG	136,343	19,828,668
Traton SE (a)	157,669	7,036,554
Volkswagen AG	63,548	5,798,350
Vonovia SE	1,639,598	36,662,703
Zalando SE *	531,392	15,215,573
		4,593,297,457

See financial notes
12
Schwab International Equity ETFs | Annual Holdings and Financial Statements

Schwab International Equity ETF
Portfolio Holdings  as of August 31, 2026 (continued)

SECURITY	NUMBER OF SHARES	VALUE ($)
Hong Kong 1.7%
AAC Technologies Holdings, Inc.	1,631,694	9,262,355
AIA Group Ltd.	24,052,090	233,945,870
ASMPT Ltd.	735,868	15,394,532
Bank of East Asia Ltd.	2,247,909	5,307,718
BOC Aviation Ltd.	437,543	4,194,425
BOC Hong Kong Holdings Ltd.	8,165,931	54,895,790
Brightoil Petroleum Holdings Ltd. *(b)	2,936,732	0
Budweiser Brewing Co. APAC Ltd.	3,572,066	2,731,690
Cathay Pacific Airways Ltd.	3,663,467	6,729,418
Champion REIT	4,118,530	1,163,694
Chow Tai Fook Jewellery Group Ltd.	3,812,759	6,303,287
CK Asset Holdings Ltd.	4,089,772	23,633,063
CK Hutchison Holdings Ltd.	6,128,805	55,117,262
CK Infrastructure Holdings Ltd.	1,400,010	11,652,909
CLP Holdings Ltd.	3,690,492	37,049,446
CTF Services Ltd.	3,479,752	3,546,646
Dah Sing Banking Group Ltd.	807,249	1,481,805
DFI Retail Group Holdings Ltd.	667,087	2,474,893
First Pacific Co. Ltd.	4,685,273	2,976,370
FIT Hon Teng Ltd. *(a)	4,247,454	2,885,167
Galaxy Entertainment Group Ltd.	4,775,869	20,811,002
Hang Lung Group Ltd.	1,867,649	2,951,816
Hang Lung Properties Ltd.	3,907,767	3,479,420
Henderson Land Development Co. Ltd.	3,093,302	10,598,662
Hong Kong & China Gas Co. Ltd.	24,143,342	22,205,235
Hong Kong Exchanges & Clearing Ltd.	2,728,169	147,974,623
Hongkong Land Holdings Ltd.	2,340,207	19,072,687
HUTCHMED China Ltd. *(a)	1,048,800	2,591,463
Hysan Development Co. Ltd.	1,311,091	2,664,228
Jardine Matheson Holdings Ltd.	432,695	25,490,062
Johnson Electric Holdings Ltd.	951,003	2,383,785
Kerry Properties Ltd.	1,271,585	2,992,709
KLN Logistics Group Ltd.	606,874	429,262
Lenovo Group Ltd.	17,303,259	66,305,652
Link REIT	6,014,450	29,706,671
Man Wah Holdings Ltd. (a)	3,225,502	1,277,561
MGM China Holdings Ltd.	2,101,694	2,694,376
MMG Ltd. *	9,672,225	11,394,257
MTR Corp. Ltd.	3,667,887	15,131,385
NagaCorp Ltd.	3,006,829	1,265,743
New World Development Co. Ltd. *(a)	2,994,537	2,517,316
Nexteer Automotive Group Ltd.	3,708,946	2,401,095
Orient Overseas International Ltd.	277,386	5,551,754
PCCW Ltd.	8,915,413	6,095,776
Power Assets Holdings Ltd.	3,187,229	24,475,551
PRADA SpA	1,208,710	6,324,708
Samsonite Group SA	2,863,252	4,455,969
Sands China Ltd.	4,587,554	8,222,052
Shangri-La Asia Ltd.	2,352,790	1,212,515
Shenzhou International Group Holdings Ltd.	1,811,978	8,113,024
Sino Land Co. Ltd.	8,960,281	11,818,569
SITC International Holdings Co. Ltd.	3,058,502	18,625,755
SJM Holdings Ltd. *	4,971,234	875,117
Sun Hung Kai Properties Ltd.	2,892,134	42,869,385
Swire Pacific Ltd., A Shares	788,643	10,714,028
Swire Pacific Ltd., B Shares	1,749,948	3,406,453
Swire Properties Ltd.	2,216,074	6,778,852
Techtronic Industries Co. Ltd.	3,249,972	56,174,812
United Energy Group Ltd. *	31,819,971	1,684,498
VTech Holdings Ltd.	349,317	2,279,230
WH Group Ltd.	17,898,333	16,929,591
SECURITY	NUMBER OF SHARES	VALUE ($)
Wharf Holdings Ltd.	2,280,591	5,475,071
Wharf Real Estate Investment Co. Ltd.	3,596,738	14,158,832
Wynn Macau Ltd.	3,136,431	2,290,519
Xinyi Glass Holdings Ltd. (a)	3,452,991	3,865,140
Yue Yuen Industrial Holdings Ltd.	2,074,999	3,557,459
Zijin Gold International Co. Ltd.	926,791	17,970,001
		1,161,010,011

Ireland 0.3%
AIB Group PLC	4,880,098	62,157,502
Bank of Ireland Group PLC	2,220,620	48,971,254
Kerry Group PLC, Class A	375,353	36,624,824
Kingspan Group PLC	354,532	42,211,976
Ryanair Holdings PLC	588,465	15,858,605
		205,824,161

Israel 1.1%
Airport City Ltd. *	152,888	2,747,929
Amot Investments Ltd.	460,857	3,000,894
Azrieli Group Ltd.	97,603	12,899,778
Bank Hapoalim BM	3,003,512	77,398,483
Bank Leumi Le-Israel BM	3,405,330	86,685,258
Bezeq The Israeli Telecommunication Corp. Ltd.	6,230,044	16,343,279
Big Shopping Centers Ltd.	42,094	9,513,363
Camtek Ltd. *	67,605	9,034,297
Clal Insurance Enterprises Holdings Ltd.	158,306	13,941,384
Delek Group Ltd.	211,126	5,940,615
Delek Yizum Nechasim Ltd. *	20,931	446,863
El Al Israel Airlines Ltd.	687,902	3,912,511
Elbit Systems Ltd.	63,138	44,394,054
Energix-Renewable Energies Ltd.	710,574	4,868,715
Enlight Renewable Energy Ltd. *	319,919	24,908,395
Fattal Holdings 1998 Ltd. *	13,869	3,296,360
FIBI Holdings Ltd.	32,056	3,323,494
First International Bank of Israel Ltd.	125,982	9,884,402
Gav-Yam Lands Corp. Ltd.	89,037	1,119,440
Harel Insurance Investments & Financial Services Ltd.	274,194	17,707,934
ICL Group Ltd.	1,695,253	9,664,540
Israel Corp. Ltd.	91,762	2,579,529
Israel Discount Bank Ltd., A Shares	2,778,348	31,696,946
Isrotel Ltd. *	38,305	1,705,852
Kenon Holdings Ltd.	47,793	3,253,958
Matrix IT Ltd.	102,587	3,771,191
Mega Or Holdings Ltd.	57,522	8,623,263
Meitav Investment House Ltd.	88,500	3,513,135
Melisron Ltd.	49,728	6,768,084
Menora Mivtachim Holdings Ltd.	47,481	8,176,029
Migdal Insurance & Financial Holdings Ltd. *	1,288,206	8,684,728
Mivne Real Estate KD Ltd.	1,401,070	6,015,102
Mizrahi Tefahot Bank Ltd.	351,182	27,166,744
Next Vision Stabilized Systems Ltd.	165,124	11,539,814
Nice Ltd. *	144,442	15,746,358
Nova Ltd. *	70,076	24,479,555
OPC Energy Ltd. *	391,886	12,992,928
Phoenix Financial Ltd.	529,526	33,173,207
Shapir Engineering & Industry Ltd.	322,327	4,566,501
Shikun & Binui Ltd. *	767,225	4,558,178
Shufersal Ltd.	489,632	6,159,294
Strauss Group Ltd.	134,816	5,059,394
Teva Pharmaceutical Industries Ltd. *	2,665,988	95,247,207
See financial notes
Schwab International Equity ETFs | Annual Holdings and Financial Statements
13

Schwab International Equity ETF
Portfolio Holdings  as of August 31, 2026 (continued)

SECURITY	NUMBER OF SHARES	VALUE ($)
Tower Semiconductor Ltd. *	257,671	52,621,528
		739,130,513

Italy 2.8%
A2A SpA	3,554,343	9,669,469
Banca Mediolanum SpA	488,519	13,647,494
Banca Monte dei Paschi di Siena SpA	4,500,007	60,489,220
Banco BPM SpA	3,367,030	62,891,131
BPER Banca SpA	3,448,452	57,097,529
Brunello Cucinelli SpA	71,741	7,318,418
Buzzi SpA	181,616	8,662,224
Davide Campari-Milano NV	1,312,388	8,872,410
Enel SpA	17,254,931	188,828,091
Eni SpA	4,246,860	114,967,060
Ferrari NV	267,549	113,281,043
FinecoBank Banca Fineco SpA	1,397,898	38,516,476
Generali	2,186,361	113,193,341
Hera SpA	1,708,597	7,565,696
Infrastrutture Wireless Italiane SpA	754,382	5,419,852
Interpump Group SpA	166,363	7,250,633
Intesa Sanpaolo SpA	34,971,463	275,788,392
Italgas SpA	1,400,263	14,290,821
Leonardo SpA	919,253	55,226,808
Mediobanca Banca di Credito Finanziario SpA	229,481	7,479,814
Moncler SpA	510,315	27,925,941
Nexi SpA (a)	975,732	4,990,403
Pirelli & C SpA	1,063,627	8,222,309
Poste Italiane SpA	1,026,200	33,126,605
Prysmian SpA	661,836	92,408,352
Recordati Industria Chimica e Farmaceutica SpA	240,704	14,693,065
Reply SpA	45,986	6,527,595
Snam SpA	4,786,978	32,228,952
Stellantis NV *	5,001,677	27,629,193
STMicroelectronics NV	1,459,157	72,933,951
Technoprobe SpA *	353,574	11,080,992
Telecom Italia SpA *	3,915,916	35,643,814
Tenaris SA	704,233	19,575,616
Terna - Rete Elettrica Nazionale	3,195,870	36,172,852
UniCredit SpA	3,463,142	338,477,013
Unipol Assicurazioni SpA	879,942	28,844,793
		1,960,937,368

Japan 21.1%
77 Bank Ltd.	508,635	12,717,866
ABC-Mart, Inc. (a)	212,959	3,623,884
Acom Co. Ltd.	823,619	2,509,099
Activia Properties, Inc.	4,221	3,592,059
Advance Residence Investment Corp.	5,900	5,371,865
Advantest Corp.	1,660,224	350,248,577
Aeon Co. Ltd.	5,670,929	48,170,670
AEON Financial Service Co. Ltd.	240,236	2,515,261
AEON REIT Investment Corp.	3,746	2,777,334
AGC, Inc.	456,074	16,384,336
Air Water, Inc.	469,737	7,721,341
Aisin Corp.	1,127,782	15,896,786
Ajinomoto Co., Inc.	2,130,678	72,074,408
Alfresa Holdings Corp.	408,861	5,924,446
Alps Alpine Co. Ltd.	416,836	5,891,223
ALSOK Co. Ltd.	740,843	5,643,480
Amada Co. Ltd.	694,753	11,256,917
Amano Corp.	141,617	3,517,036
ANA Holdings, Inc.	330,835	6,295,799
SECURITY	NUMBER OF SHARES	VALUE ($)
Aozora Bank Ltd.	225,244	4,806,860
Asahi Group Holdings Ltd.	3,291,924	34,548,762
Asahi Intecc Co. Ltd.	478,631	11,299,282
Asahi Kasei Corp.	2,885,949	29,709,760
Asics Corp.	1,557,372	43,884,743
Astellas Pharma, Inc.	4,047,283	60,102,894
Azbil Corp.	1,073,198	10,275,336
Bandai Namco Holdings, Inc.	1,303,725	46,697,185
BayCurrent, Inc.	345,159	17,705,893
Bic Camera, Inc. (a)	209,367	2,334,967
BIPROGY, Inc.	162,522	4,846,299
Blue Zones Holdings Co. Ltd.	230,730	2,666,409
Bridgestone Corp.	2,453,307	63,677,369
Brother Industries Ltd.	541,412	16,632,752
Calbee, Inc.	150,683	2,922,228
Canon Marketing Japan, Inc.	194,151	4,545,731
Canon, Inc.	1,905,211	55,774,203
Capcom Co. Ltd.	705,190	18,855,702
Casio Computer Co. Ltd.	443,276	6,974,113
Central Japan Railway Co.	1,941,564	48,340,014
Chiba Bank Ltd.	1,425,770	25,177,190
Chubu Electric Power Co., Inc.	1,718,469	30,921,573
Chugai Pharmaceutical Co. Ltd.	1,456,396	63,045,590
Chugin Financial Group, Inc.	354,790	7,940,258
Chugoku Electric Power Co., Inc.	639,299	4,037,278
Coca-Cola Bottlers Japan Holdings, Inc.	212,708	5,238,615
COMSYS Holdings Corp.	229,275	7,843,259
Cosmo Energy Holdings Co. Ltd.	277,354	7,431,653
Cosmos Pharmaceutical Corp.	89,666	3,651,323
Credit Saison Co. Ltd.	243,461	7,121,114
CyberAgent, Inc.	978,472	8,302,261
Dai Nippon Printing Co. Ltd.	882,428	17,135,222
Daicel Corp.	540,593	5,026,961
Daido Steel Co. Ltd.	352,854	5,053,240
Daifuku Co. Ltd.	793,067	28,823,450
Daiichi Life Group, Inc.	7,882,818	90,751,501
Daiichi Sankyo Co. Ltd.	4,095,227	73,034,262
Daikin Industries Ltd.	638,357	84,563,965
Daito Trust Construction Co. Ltd.	666,861	13,905,552
Daiwa House Industry Co. Ltd.	1,342,840	39,353,087
Daiwa House REIT Investment Corp.	8,492	6,211,000
Daiwa Office Investment Corp.	1,186	2,372,817
Daiwa Securities Group, Inc.	3,058,629	35,308,448
Daiwa Securities Living Investments Corp. (a)	3,586	2,126,517
Denso Corp.	3,924,529	47,552,920
Dentsu Group, Inc.	466,796	10,826,966
Dentsu Soken, Inc.	205,943	3,679,235
Dexerials Corp.	362,986	6,984,915
DIC Corp.	175,250	5,529,821
Disco Corp.	198,256	72,154,036
DMG Mori Co. Ltd.	325,946	6,102,749
Dowa Holdings Co. Ltd.	129,294	8,094,689
East Japan Railway Co.	2,383,516	53,447,953
Ebara Corp.	1,028,305	30,141,806
Eisai Co. Ltd.	622,213	18,468,265
Electric Power Development Co. Ltd., Class C	350,318	8,980,882
ENEOS Holdings, Inc.	5,910,693	49,559,585
EXEO Group, Inc.	399,512	6,610,792
Ezaki Glico Co. Ltd.	105,016	3,399,153
FANUC Corp.	2,118,446	80,323,057
Fast Retailing Co. Ltd.	415,516	188,510,186
Food & Life Cos. Ltd.	477,104	17,581,997
Fuji Electric Co. Ltd.	330,646	28,676,208
Fuji Media Holdings, Inc.	99,097	2,605,023
Fuji Oil Co. Ltd.	96,927	2,804,112
See financial notes
14
Schwab International Equity ETFs | Annual Holdings and Financial Statements

Schwab International Equity ETF
Portfolio Holdings  as of August 31, 2026 (continued)

SECURITY	NUMBER OF SHARES	VALUE ($)
FUJIFILM Holdings Corp.	2,709,321	57,513,374
Fujikura Ltd.	3,756,653	129,475,676
Fujitsu Ltd.	3,865,637	93,654,464
Fukuoka Financial Group, Inc.	407,522	20,111,343
Furukawa Electric Co. Ltd.	1,574,926	39,645,590
Fuyo General Lease Co. Ltd.	117,045	3,241,009
GLP J-Reit	9,670	8,108,037
GMO internet group, Inc.	117,280	3,083,011
GMO Payment Gateway, Inc.	104,096	6,156,001
Goldwin, Inc.	222,165	2,989,653
GS Yuasa Corp.	204,599	6,859,470
Gunma Bank Ltd.	719,410	12,805,178
Hachijuni Nagano Bank Ltd.	922,942	15,705,532
Hakuhodo DY Holdings, Inc.	493,456	4,225,562
Hamamatsu Photonics KK	665,705	9,887,925
Hankyu Hanshin Holdings, Inc.	531,399	15,642,986
Harmonic Drive Systems, Inc.	149,080	5,405,136
Haseko Corp.	548,417	9,952,174
Hikari Tsushin, Inc.	40,171	10,180,158
Hirogin Holdings, Inc.	613,582	9,248,204
Hirose Electric Co. Ltd.	65,108	10,573,756
Hitachi Construction Machinery Co. Ltd.	314,967	11,311,160
Hitachi Ltd.	10,120,180	344,616,543
Hokuhoku Financial Group, Inc.	243,275	12,773,480
Honda Motor Co. Ltd.	8,583,972	91,916,416
Horiba Ltd.	81,599	11,989,859
Hoshizaki Corp.	233,036	8,313,385
House Foods Group, Inc.	149,191	3,736,898
Hoya Corp.	765,820	117,969,705
Hulic Co. Ltd.	1,079,346	12,061,072
Ibiden Co. Ltd.	566,587	72,572,949
Idemitsu Kosan Co. Ltd.	1,789,875	15,915,480
IHI Corp.	2,158,962	36,258,719
Iida Group Holdings Co. Ltd.	294,564	4,380,785
Industrial & Infrastructure Fund Investment Corp.	4,971	4,230,307
INFRONEER Holdings, Inc.	458,515	8,197,253
Inpex Corp.	1,977,243	48,993,084
Internet Initiative Japan, Inc.	279,267	5,924,773
Invincible Investment Corp.	17,140	6,675,901
Isetan Mitsukoshi Holdings Ltd.	714,383	15,719,602
Isuzu Motors Ltd.	1,222,221	17,503,487
Ito En Ltd.	117,956	2,238,797
ITOCHU Corp.	14,355,241	189,491,518
Itoham Yonekyu Holdings, Inc.	47,061	1,508,828
Iwatani Corp.	425,992	5,911,258
Iyogin Holdings, Inc.	547,850	13,791,020
J Front Retailing Co. Ltd.	587,780	10,867,093
Japan Airlines Co. Ltd.	307,636	5,802,308
Japan Airport Terminal Co. Ltd.	140,811	5,211,140
Japan Exchange Group, Inc.	2,297,272	32,367,087
Japan Hotel REIT Investment Corp.	10,814	5,627,248
Japan Logistics Fund, Inc.	4,682	2,764,724
Japan Metropolitan Fund Invest	15,162	10,719,120
Japan Post Bank Co. Ltd.	4,120,452	87,855,844
Japan Post Holdings Co. Ltd.	3,767,289	58,657,842
Japan Post Insurance Co. Ltd.	1,179,233	12,516,359
Japan Prime Realty Investment Corp.	7,248	4,393,415
Japan Real Estate Investment Corp.	15,780	11,630,333
Japan Steel Works Ltd.	151,404	6,996,847
Japan Tobacco, Inc.	2,515,877	109,255,813
Jeol Ltd.	110,409	4,890,781
JFE Holdings, Inc.	1,333,814	15,426,622
JGC Holdings Corp.	527,764	7,787,820
JMDC, Inc.	73,124	1,627,827
JTEKT Corp.	481,637	6,485,866
SECURITY	NUMBER OF SHARES	VALUE ($)
Justsystems Corp.	72,378	1,939,809
JX Advanced Metals Corp.	1,275,014	30,115,863
Kadokawa Corp.	246,285	5,721,640
Kagome Co. Ltd.	157,228	2,701,610
Kajima Corp.	958,641	29,042,269
Kakaku.com, Inc.	268,004	6,154,048
Kamigumi Co. Ltd.	190,792	5,839,828
Kandenko Co. Ltd.	276,631	9,511,762
Kaneka Corp.	122,637	4,788,138
Kansai Electric Power Co., Inc.	2,212,207	38,933,015
Kansai Paint Co. Ltd.	341,337	6,161,144
Kao Corp.	2,036,590	46,433,665
Kawasaki Heavy Industries Ltd.	1,838,156	29,708,386
Kawasaki Kisen Kaisha Ltd.	844,677	17,613,416
KDDI Corp.	6,502,068	120,497,638
KDX Realty Investment Corp.	7,704	7,188,052
Keihan Holdings Co. Ltd.	206,236	4,132,598
Keikyu Corp.	529,201	5,201,046
Keio Corp.	1,116,218	5,472,925
Keisei Electric Railway Co. Ltd.	967,267	8,261,700
Kewpie Corp.	220,016	6,568,999
Keyence Corp.	429,691	225,103,786
Kikkoman Corp.	1,685,236	19,364,464
Kinden Corp.	258,699	11,359,137
Kintetsu Group Holdings Co. Ltd.	434,020	9,487,860
Kioxia Holdings Corp. *	771,081	241,374,741
Kirin Holdings Co. Ltd.	1,807,315	34,563,011
Kobayashi Pharmaceutical Co. Ltd.	125,214	4,461,427
Kobe Bussan Co. Ltd.	287,687	5,087,373
Kobe Steel Ltd.	776,881	9,826,855
Koei Tecmo Holdings Co. Ltd.	371,039	3,964,921
Koito Manufacturing Co. Ltd.	390,271	6,611,843
Kokusai Electric Corp.	548,361	30,172,818
Kokuyo Co. Ltd.	873,170	5,042,346
Komatsu Ltd.	2,029,838	94,542,315
Konami Group Corp.	218,405	30,231,645
Konica Minolta, Inc.	1,236,057	5,161,106
Kose Holdings Corp.	71,543	2,618,995
Kotobuki Spirits Co. Ltd.	264,850	4,605,582
Kraftia Corp.	105,076	5,359,899
K's Holdings Corp.	312,369	3,809,378
Kubota Corp.	2,299,083	42,218,359
Kuraray Co. Ltd.	652,491	7,552,707
Kurita Water Industries Ltd.	255,073	12,913,774
Kusuri No. Aoki Holdings Co. Ltd.	99,813	2,571,343
Kyocera Corp.	2,885,079	66,068,029
Kyoto Financial Group, Inc.	538,533	16,824,203
Kyowa Kirin Co. Ltd.	507,816	8,356,808
Kyushu Electric Power Co., Inc.	997,803	12,665,060
Kyushu Financial Group, Inc.	792,494	7,883,006
Kyushu Railway Co.	337,257	7,642,901
LaSalle Logiport REIT (a)	3,817	3,403,618
Lasertec Corp.	177,008	37,287,010
Lion Corp.	523,546	6,227,344
Lixil Corp.	629,921	6,985,755
LY Corp.	6,006,430	20,912,208
M3, Inc.	972,811	11,172,143
Mabuchi Motor Co. Ltd.	422,672	4,670,182
Macnica Holdings, Inc.	279,890	6,502,344
Makita Corp.	546,507	18,134,197
Marubeni Corp.	3,356,084	103,564,808
Marui Group Co. Ltd.	386,059	7,055,407
Maruichi Steel Tube Ltd.	382,928	4,225,049
Maruwa Co. Ltd.	20,282	6,756,645
MatsukiyoCocokara & Co.	749,577	12,255,522
Mazda Motor Corp.	1,382,359	10,664,493
McDonald's Holdings Co. Japan Ltd.	182,300	9,223,733
Mebuki Financial Group, Inc.	2,104,011	22,496,627
See financial notes
Schwab International Equity ETFs | Annual Holdings and Financial Statements
15

Schwab International Equity ETF
Portfolio Holdings  as of August 31, 2026 (continued)

SECURITY	NUMBER OF SHARES	VALUE ($)
Medipal Holdings Corp.	452,487	8,194,323
MEIJI Holdings Co. Ltd.	581,548	16,354,501
Mercari, Inc. *	286,098	8,300,147
Metaplanet, Inc. *(a)	3,414,324	6,670,648
Minebea Mitsumi, Inc.	881,933	18,666,417
MISUMI Group, Inc.	634,158	14,931,176
Mitsubishi Chemical Group Corp.	3,034,058	22,912,890
Mitsubishi Corp.	7,227,104	217,408,232
Mitsubishi Electric Corp.	4,533,230	158,540,277
Mitsubishi Estate Co. Ltd.	2,489,614	59,163,312
Mitsubishi Gas Chemical Co., Inc.	404,823	10,073,995
Mitsubishi HC Capital, Inc.	1,840,987	16,070,233
Mitsubishi Heavy Industries Ltd.	7,481,975	182,206,085
Mitsubishi Logistics Corp.	646,033	6,183,421
Mitsubishi Materials Corp.	298,478	10,578,825
Mitsubishi Motors Corp. (a)	1,269,627	3,127,657
Mitsubishi UFJ Financial Group, Inc.	24,853,134	572,713,818
Mitsui & Co. Ltd.	5,593,759	175,454,077
Mitsui Chemicals, Inc.	828,666	11,348,461
Mitsui E&S Co. Ltd.	204,800	5,642,757
Mitsui Fudosan Accommodations Fund, Inc.	4,600	3,422,023
Mitsui Fudosan Co. Ltd.	5,930,228	56,537,601
Mitsui Fudosan Logistics Park, Inc.	5,854	3,812,367
Mitsui Fudosan Retail Fund Investment Corp.	5,759	2,820,087
Mitsui Kinzoku Co. Ltd.	128,860	23,678,867
Mitsui OSK Lines Ltd.	731,498	32,091,643
Miura Co. Ltd.	206,364	4,148,085
Mizuho Financial Group, Inc.	5,388,482	290,960,145
Modec, Inc.	110,752	6,732,018
Money Forward, Inc. *(a)	136,940	5,533,510
MonotaRO Co. Ltd.	546,157	6,590,341
Mori Hills REIT Investment Corp., Class C	2,818	2,267,529
Morinaga Milk Industry Co. Ltd.	616,092	4,417,329
MS&AD Insurance Group Holdings, Inc.	2,768,571	88,538,101
Murata Manufacturing Co. Ltd.	3,973,202	178,911,648
Nabtesco Corp.	236,820	6,837,891
Nagase & Co. Ltd.	885,952	6,515,862
Nagoya Railroad Co. Ltd.	411,908	4,895,591
NANKAI Co. Ltd.	225,924	4,395,541
NEC Corp.	2,810,381	86,373,086
Nexon Co. Ltd.	652,973	12,961,736
NGK Corp.	594,039	19,800,680
NH Foods Ltd.	229,410	9,054,580
NHK Spring Co. Ltd.	335,906	7,227,358
Nichias Corp.	337,527	7,351,006
Nichirei Corp.	434,510	5,864,844
NIDEC Corp.	2,127,468	34,384,263
Nifco, Inc.	174,670	5,796,994
Nihon Kohden Corp.	398,082	3,755,349
Nikkon Holdings Co. Ltd. (a)	233,096	8,054,252
Nikon Corp.	642,587	7,763,998
Nintendo Co. Ltd.	2,384,937	135,066,034
Nippon Building Fund, Inc.	18,964	14,998,298
Nippon Electric Glass Co. Ltd.	164,572	4,998,116
Nippon Express Holdings, Inc.	535,636	19,363,328
Nippon Kayaku Co. Ltd.	238,245	3,122,495
Nippon Paint Holdings Co. Ltd.	2,147,344	16,250,134
Nippon Prologis REIT, Inc.	16,964	9,263,038
Nippon Sanso Holdings Corp.	444,116	15,796,230
Nippon Shinyaku Co. Ltd.	143,384	3,182,021
Nippon Shokubai Co. Ltd.	275,553	4,613,975
Nippon Steel Corp.	11,299,361	47,392,292
Nippon Television Holdings, Inc.	122,584	2,333,544
Nippon Yusen KK	911,635	40,188,549
SECURITY	NUMBER OF SHARES	VALUE ($)
Nipro Corp.	358,141	3,446,963
Nissan Chemical Corp.	275,487	14,178,450
Nissan Motor Co. Ltd. *	4,894,225	10,067,647
Nisshin Seifun Group, Inc.	546,659	7,008,888
Nissin Foods Holdings Co. Ltd.	437,355	8,190,051
Niterra Co. Ltd.	435,727	22,780,204
Nitori Holdings Co. Ltd.	969,650	18,507,112
Nitto Denko Corp.	1,553,828	34,171,664
NOF Corp.	479,206	8,138,055
NOK Corp.	143,449	2,771,159
Nomura Holdings, Inc.	6,597,909	67,571,810
Nomura Real Estate Holdings, Inc.	1,288,338	7,517,288
Nomura Real Estate Master Fund, Inc. (a)	9,042	8,323,204
Nomura Research Institute Ltd.	972,897	32,233,934
NS Solutions Corp. (a)	140,564	3,553,379
NSK Ltd.	1,084,375	7,533,824
NTT, Inc.	62,134,018	67,116,178
Obayashi Corp.	1,488,868	27,899,668
OBIC Business Consultants Co. Ltd.	57,935	3,177,999
Obic Co. Ltd.	732,540	23,325,501
Odakyu Electric Railway Co. Ltd.	708,177	7,906,820
Oji Holdings Corp.	1,853,417	10,250,402
Olympus Corp.	2,422,500	31,939,471
Omron Corp.	409,265	17,070,755
Ono Pharmaceutical Co. Ltd.	938,136	14,395,581
Open House Group Co. Ltd.	152,501	7,592,820
Oracle Corp. Japan	76,566	4,516,912
Organo Corp.	54,884	4,466,123
Oriental Land Co. Ltd.	2,392,757	45,324,462
ORIX Corp.	2,551,874	100,416,270
Orix JREIT, Inc.	11,290	6,885,914
Osaka Gas Co. Ltd.	796,629	28,718,452
Otsuka Corp.	482,616	10,912,842
Otsuka Holdings Co. Ltd.	1,019,316	78,190,432
Pan Pacific International Holdings Corp.	4,371,767	22,092,213
Panasonic Holdings Corp.	5,248,470	147,829,413
Park24 Co. Ltd.	270,826	3,403,662
Persol Holdings Co. Ltd.	4,264,629	8,043,497
Pola Orbis Holdings, Inc.	158,210	1,386,486
Rakus Co. Ltd.	397,844	2,899,843
Rakuten Bank Ltd. *	208,419	8,369,649
Rakuten Group, Inc. *	3,322,413	16,144,478
Recruit Holdings Co. Ltd.	3,089,904	352,438,094
Relo Group, Inc.	215,850	2,986,447
Renesas Electronics Corp.	3,755,970	79,778,642
Resona Holdings, Inc.	5,026,753	79,637,340
Resonac Holdings Corp.	413,643	41,041,819
Resorttrust, Inc.	360,586	4,270,944
Ricoh Co. Ltd.	1,205,290	12,811,796
Rinnai Corp.	261,896	5,949,834
Rohm Co. Ltd.	759,160	23,146,310
Rohto Pharmaceutical Co. Ltd.	441,014	8,436,694
Rorze Corp.	214,632	5,460,721
Round One Corp.	349,746	2,956,618
Ryohin Keikaku Co. Ltd.	1,085,128	29,408,773
Sankyo Co. Ltd.	415,987	5,230,608
Sankyu, Inc.	101,294	5,282,422
Sanrio Co. Ltd.	2,296,363	18,499,458
Santen Pharmaceutical Co. Ltd.	722,558	8,485,911
Sanwa Holdings Corp.	435,795	9,925,085
Sapporo Breweries Ltd.	807,779	9,549,997
Sawai Group Holdings Co. Ltd.	245,247	2,454,083
SBI Holdings, Inc.	1,209,774	25,105,301
SBI Shinsei Bank Ltd. (a)	479,169	4,710,826
SCREEN Holdings Co. Ltd.	403,044	34,324,170
Secom Co. Ltd.	904,130	36,749,478
See financial notes
16
Schwab International Equity ETFs | Annual Holdings and Financial Statements

Schwab International Equity ETF
Portfolio Holdings  as of August 31, 2026 (continued)

SECURITY	NUMBER OF SHARES	VALUE ($)
Sega Sammy Holdings, Inc.	316,411	6,146,134
Seibu Holdings, Inc. (a)	362,047	7,780,740
Seiko Epson Corp.	636,740	12,874,752
Seino Holdings Co. Ltd.	226,163	3,935,671
Sekisui Chemical Co. Ltd.	874,966	14,546,697
Sekisui House Ltd.	1,356,279	29,266,649
Sekisui House Reit, Inc.	8,241	3,777,458
Seven & i Holdings Co. Ltd.	4,576,663	58,062,677
Seven Bank Ltd.	1,431,610	3,036,327
SG Holdings Co. Ltd.	641,202	6,072,939
Sharp Corp. *	659,668	2,742,025
SHIFT, Inc. (a)	471,744	2,823,758
Shikoku Electric Power Co., Inc.	331,698	4,087,678
Shimadzu Corp.	612,091	15,726,287
Shimamura Co. Ltd.	323,804	6,638,494
Shimano, Inc.	175,368	21,902,469
Shimizu Corp.	1,153,258	17,245,249
Shin-Etsu Chemical Co. Ltd.	4,201,367	158,457,268
Shionogi & Co. Ltd.	1,690,927	30,817,765
Shiseido Co. Ltd.	961,131	22,425,086
Shizuoka Financial Group, Inc.	1,016,532	23,475,813
SHO-BOND Holdings Co. Ltd.	375,560	3,001,987
SKY Perfect JSAT Corp.	298,434	3,915,083
Skylark Holdings Co. Ltd.	516,016	10,879,651
SMC Corp.	125,136	55,407,912
Socionext, Inc.	413,296	5,170,891
SoftBank Corp.	64,890,859	96,343,797
SoftBank Group Corp.	8,624,390	280,828,003
Sojitz Corp.	480,952	16,877,517
Sompo Holdings, Inc.	1,949,182	83,608,734
Sony Financial Group, Inc.	13,466,773	13,349,135
Sony Group Corp.	13,557,561	340,944,707
Sotetsu Holdings, Inc.	160,371	2,643,644
Square Enix Holdings Co. Ltd.	606,983	11,231,628
Stanley Electric Co. Ltd.	190,386	4,333,593
Subaru Corp.	1,309,584	21,879,020
Sugi Holdings Co. Ltd.	569,198	4,706,634
SUMCO Corp.	800,311	17,039,090
Sumitomo Bakelite Co. Ltd.	130,465	6,123,142
Sumitomo Chemical Co. Ltd.	3,636,653	13,030,420
Sumitomo Corp.	9,343,084	104,813,144
Sumitomo Electric Industries Ltd.	6,813,940	94,766,654
Sumitomo Forestry Co. Ltd.	1,104,703	9,307,604
Sumitomo Heavy Industries Ltd.	238,212	8,593,502
Sumitomo Metal Mining Co. Ltd.	565,989	39,393,642
Sumitomo Mitsui Financial Group, Inc.	8,297,107	362,392,820
Sumitomo Mitsui Trust Group, Inc.	5,768,852	64,192,680
Sumitomo Pharma Co. Ltd. *	596,244	5,802,080
Sumitomo Realty & Development Co. Ltd.	1,483,436	30,895,821
Sumitomo Rubber Industries Ltd.	373,441	5,249,852
Sundrug Co. Ltd.	138,748	3,242,478
Suntory Beverage & Food Ltd.	314,520	8,886,404
Suzuken Co. Ltd.	135,345	4,363,042
Suzuki Motor Corp.	3,987,778	55,610,893
Sysmex Corp.	1,043,875	12,831,501
T&D Holdings, Inc.	1,036,506	31,673,811
Taiheiyo Cement Corp.	238,144	6,322,869
Taisei Corp.	327,708	25,794,731
Taiyo Holdings Co. Ltd.	192,692	5,707,337
Taiyo Yuden Co. Ltd.	290,104	16,683,773
Takara Holdings, Inc.	368,120	4,904,194
Takasago Thermal Engineering Co. Ltd.	235,776	6,382,540
Takashimaya Co. Ltd.	573,085	8,409,936
Takeda Pharmaceutical Co. Ltd.	3,616,079	130,540,690
TBS Holdings, Inc.	70,835	2,672,475
SECURITY	NUMBER OF SHARES	VALUE ($)
TDK Corp.	4,312,049	83,111,474
Teijin Ltd.	386,510	4,254,890
Terumo Corp.	3,354,009	52,842,523
THK Co. Ltd.	241,716	10,041,291
TISI, Inc.	483,592	12,003,874
Tobu Railway Co. Ltd.	428,298	8,070,063
Toda Corp.	502,906	4,829,245
Toei Animation Co. Ltd.	184,862	3,530,662
Toho Co. Ltd. (a)	1,185,677	11,723,498
Toho Gas Co. Ltd.	750,025	5,830,840
Tohoku Electric Power Co., Inc.	1,114,648	9,283,208
Tokio Marine Holdings, Inc.	4,298,901	207,468,174
Tokyo Century Corp.	352,889	5,955,326
Tokyo Electric Power Co. Holdings, Inc. *	3,653,621	12,311,052
Tokyo Electron Ltd.	1,008,210	356,325,323
Tokyo Gas Co. Ltd.	735,930	28,507,236
Tokyo Metro Co. Ltd. (a)	656,948	6,051,351
Tokyo Ohka Kogyo Co. Ltd.	230,894	12,444,376
Tokyo Seimitsu Co. Ltd.	93,276	10,370,490
Tokyo Tatemono Co. Ltd.	417,440	9,005,171
Tokyu Corp.	1,111,733	11,559,740
Tokyu Fudosan Holdings Corp.	1,273,224	10,595,915
Tomy Co. Ltd.	193,870	4,546,436
TOPPAN Holdings, Inc.	551,691	17,594,554
Toray Industries, Inc.	3,148,395	25,383,128
Toridoll Holdings Corp. (a)	89,174	2,437,425
Tosoh Corp.	583,946	9,754,068
TOTO Ltd.	330,638	13,261,131
Toyo Seikan Group Holdings Ltd.	244,671	6,906,771
Toyo Suisan Kaisha Ltd.	194,194	12,756,161
Toyo Tire Corp.	310,922	7,334,251
Toyoda Gosei Co. Ltd.	207,775	7,149,401
Toyota Boshoku Corp.	211,322	3,016,428
Toyota Motor Corp.	24,418,205	482,568,991
Toyota Tsusho Corp.	1,562,294	73,157,172
Trend Micro, Inc.	278,205	10,447,386
Tsumura & Co.	141,002	3,339,300
Tsuruha Holdings, Inc.	462,903	6,693,028
UBE Corp.	209,736	4,688,672
Ulvac, Inc.	101,192	4,749,900
U-Next Holdings Co. Ltd. (a)	102,384	1,111,065
Unicharm Corp.	2,777,045	17,339,250
United Urban Investment Corp.	6,296	6,343,507
USS Co. Ltd.	862,085	10,761,555
Visional, Inc. *	46,244	2,748,955
West Japan Railway Co.	1,024,745	19,346,919
Workman Co. Ltd.	48,847	1,905,613
Yakult Honsha Co. Ltd.	551,908	9,792,613
Yamada Holdings Co. Ltd.	1,221,915	5,484,634
Yamaguchi Financial Group, Inc.	428,540	8,694,509
Yamaha Corp.	847,080	7,107,844
Yamaha Motor Co. Ltd.	2,073,151	24,795,506
Yamato Holdings Co. Ltd.	597,900	7,304,567
Yamato Kogyo Co. Ltd.	69,137	5,411,644
Yamazaki Baking Co. Ltd.	294,396	6,824,597
Yaskawa Electric Corp.	575,909	17,238,142
Yokogawa Electric Corp.	568,274	18,191,031
Yokohama Financial Group, Inc.	2,330,002	28,458,430
Yokohama Rubber Co. Ltd.	278,951	12,976,781
Zenkoku Hosho Co. Ltd.	277,357	5,575,102
Zensho Holdings Co. Ltd.	228,587	16,876,175
Zeon Corp.	392,903	6,187,739
ZOZO, Inc.	936,665	6,742,205
		14,714,688,092

See financial notes
Schwab International Equity ETFs | Annual Holdings and Financial Statements
17

Schwab International Equity ETF
Portfolio Holdings  as of August 31, 2026 (continued)

SECURITY	NUMBER OF SHARES	VALUE ($)
Netherlands 4.0%
ABN AMRO Bank NV, GDR	1,362,052	65,991,842
Adyen NV *	60,640	73,778,214
Aegon Ltd.	3,001,172	27,694,051
Akzo Nobel NV	386,047	27,668,252
ArcelorMittal SA	968,913	72,143,828
ASM International NV	107,360	100,765,122
ASML Holding NV	883,517	1,489,971,890
ASR Nederland NV	355,941	29,984,181
BE Semiconductor Industries NV	161,360	36,643,675
CSG NV *(a)	335,568	7,066,994
CTP NV	304,309	5,033,629
CVC Capital Partners PLC	480,104	8,069,753
DSM-Firmenich AG	422,799	47,020,122
EXOR NV	202,774	17,229,909
HAL Trust	40,084	7,515,034
Heineken Holding NV	232,415	18,439,164
Heineken NV	605,959	51,172,192
IMCD NV	131,599	15,301,818
ING Groep NV, Series N	6,605,501	233,909,755
InPost SA *	600,088	10,853,253
Koninklijke Ahold Delhaize NV	2,051,625	73,044,048
Koninklijke KPN NV	8,655,110	41,542,179
Koninklijke Philips NV	1,824,169	48,545,227
Magnum Ice Cream Co. NV *	982,215	20,174,107
NN Group NV	608,174	54,962,163
Prosus NV *	2,751,407	122,503,932
Randstad NV	262,231	12,315,276
Universal Music Group NV	2,304,291	39,213,113
Wolters Kluwer NV	523,378	43,067,572
		2,801,620,295

New Zealand 0.2%
Auckland International Airport Ltd.	3,820,118	19,999,151
Contact Energy Ltd.	2,252,510	11,659,134
EBOS Group Ltd.	452,897	5,652,927
Fisher & Paykel Healthcare Corp. Ltd., Class C	1,291,505	33,921,150
Fletcher Building Ltd. *	2,601,290	6,124,397
Infratil Ltd.	2,076,504	17,712,894
Mainfreight Ltd.	169,775	6,727,833
Mercury NZ Ltd.	1,606,137	6,365,740
Meridian Energy Ltd.	2,810,550	9,194,073
Ryman Healthcare Ltd. *	1,693,453	2,103,701
Spark New Zealand Ltd.	3,702,958	4,687,638
		124,148,638

Norway 0.5%
Aker ASA, A Shares	50,221	8,454,678
Aker BP ASA	719,069	27,494,991
DNB Bank ASA	1,851,867	63,184,048
Equinor ASA	1,661,600	70,980,902
Gjensidige Forsikring ASA	408,077	12,369,408
Kongsberg Gruppen ASA	929,492	31,564,314
Kongsberg Maritime AS *	925,052	5,679,172
Mowi ASA	984,606	21,630,666
Norsk Hydro ASA	2,970,036	29,828,696
Orkla ASA	1,523,849	15,556,964
Salmar ASA	151,575	9,224,584
Telenor ASA	1,420,313	20,827,085
Var Energi ASA	2,090,143	11,103,940
Vend Marketplaces ASA, B Shares	373,872	10,348,900
Yara International ASA	370,237	18,057,251
		356,305,599

SECURITY	NUMBER OF SHARES	VALUE ($)
Poland 0.4%
Allegro.eu SA *	2,163,274	26,466,096
Bank Polska Kasa Opieki SA	399,162	27,741,815
Dino Polska SA *	1,112,295	10,734,935
Erste Bank Polska SA	94,312	18,219,579
KGHM Polska Miedz SA	319,245	30,588,193
LPP SA	2,919	16,317,367
mBank SA *	30,453	11,133,820
ORLEN SA	1,318,245	54,532,462
Powszechna Kasa Oszczednosci Bank Polski SA	1,952,303	59,678,505
Powszechny Zaklad Ubezpieczen SA	1,268,214	25,241,474
		280,654,246

Portugal 0.2%
Banco Comercial Portugues SA, Class R	20,335,110	26,432,180
EDP Renewables SA	738,861	11,723,838
EDP SA	6,873,089	37,348,104
Galp Energia SGPS SA	933,535	23,206,025
Jeronimo Martins SGPS SA	630,521	13,183,430
		111,893,577

Republic of Korea 8.4%
ABLBio, Inc. *	91,048	4,836,468
Alteogen, Inc. *	116,237	26,116,380
Amorepacific Corp.	62,721	6,745,968
Amorepacific Holdings Corp.	52,268	1,040,701
APR Corp.	55,462	18,823,688
BGF retail Co. Ltd.	16,010	1,728,977
BNK Financial Group, Inc.	624,150	6,931,960
Celltrion Pharm, Inc.	45,205	1,377,355
Celltrion, Inc. *	333,386	46,015,355
Cheil Worldwide, Inc.	140,910	1,975,788
CJ CheilJedang Corp.	15,838	2,158,254
CJ Corp.	25,991	2,466,923
CJ Logistics Corp.	15,762	846,491
Coway Co. Ltd.	115,440	8,173,415
DB Insurance Co. Ltd.	95,172	12,593,635
Dongsuh Cos., Inc.	64,428	1,216,911
Doosan Bobcat, Inc.	100,464	4,573,219
Doosan Co. Ltd.	17,355	16,015,903
Doosan Enerbility Co. Ltd. *	1,002,137	60,409,398
Ecopro BM Co. Ltd.	127,695	11,271,048
Ecopro Co. Ltd. *	235,618	15,718,196
Ecopro Materials Co. Ltd. *	69,295	1,959,460
E-MART, Inc.	39,558	2,147,566
F&F Co. Ltd.	49,747	2,431,736
GC Biopharma Corp.	18,877	1,780,667
GS Engineering & Construction Corp.	173,988	4,614,763
GS Holdings Corp.	112,587	10,455,800
GS Retail Co. Ltd.	63,293	1,218,596
Hana Financial Group, Inc.	600,426	59,796,919
Hanjin Kal Corp.	50,587	4,916,024
Hankook Tire & Technology Co. Ltd.	151,152	7,355,490
Hanmi Pharm Co. Ltd.	15,276	5,497,172
Hanmi Science Co. Ltd. *	50,436	1,650,981
Hanmi Semiconductor Co. Ltd.	94,458	15,218,463
Hanon Systems *	921,227	2,362,638
Hanwha Aerospace Co. Ltd.	74,474	59,966,643
Hanwha Corp.	46,405	4,594,387
Hanwha Life Insurance Co. Ltd. *	712,388	3,003,419
Hanwha Machinery & Service Holdings Co. Ltd. *	74,580	398,893
See financial notes
18
Schwab International Equity ETFs | Annual Holdings and Financial Statements

Schwab International Equity ETF
Portfolio Holdings  as of August 31, 2026 (continued)

SECURITY	NUMBER OF SHARES	VALUE ($)
Hanwha Ocean Co. Ltd. *	328,804	21,141,862
Hanwha Solutions Corp. *	289,986	7,172,312
Hanwha Systems Co. Ltd.	166,678	8,914,825
Hanwha Vision Co. Ltd. *	71,981	2,634,991
HD Hyundai Co. Ltd.	97,894	15,664,757
HD Hyundai Electric Co. Ltd.	50,839	29,011,588
HD Hyundai Heavy Industries Co. Ltd.	76,573	25,149,469
HD Hyundai Marine Solution Co. Ltd., Class C	37,263	5,649,622
HD Korea Shipbuilding & Offshore Engineering Co. Ltd.	101,076	25,737,970
HL Mando Co. Ltd.	66,598	2,520,661
HLB Co. Ltd. *	285,193	7,418,435
HMM Co. Ltd.	636,008	9,968,122
Hotel Shilla Co. Ltd. *	63,366	2,041,824
HYBE Co. Ltd. *	56,140	7,358,992
Hyosung Heavy Industries Corp.	11,662	25,248,068
Hyundai Autoever Corp.	14,596	4,495,261
Hyundai Engineering & Construction Co. Ltd.	168,994	15,225,018
Hyundai Glovis Co. Ltd.	85,559	12,972,010
Hyundai Marine & Fire Insurance Co. Ltd. *	115,722	4,303,851
Hyundai Mobis Co. Ltd.	134,224	44,476,534
Hyundai Motor Co.	306,807	90,454,935
Hyundai Rotem Co. Ltd.	167,587	16,677,882
Hyundai Steel Co.	201,056	4,465,952
iM Financial Group Co. Ltd.	325,278	4,394,557
Industrial Bank of Korea	583,545	8,826,086
IsuPetasys Co. Ltd.	123,057	10,250,254
Kakao Corp.	699,021	18,668,141
KakaoBank Corp.	445,553	7,113,352
Kakaopay Corp. *	97,894	3,322,502
Kangwon Land, Inc.	217,708	2,330,427
KB Financial Group, Inc.	788,933	99,899,232
KCC Corp.	6,882	2,383,507
KEPCO Plant Service & Engineering Co. Ltd.	42,884	1,435,107
Kia Corp.	538,159	51,511,639
Korea Aerospace Industries Ltd.	162,906	15,593,078
Korea Electric Power Corp.	591,582	13,788,883
Korea Gas Corp.	52,065	1,424,693
Korea Investment Holdings Co. Ltd.	97,819	13,737,258
Korea Zinc Co. Ltd.	10,837	10,111,683
Korean Air Lines Co. Ltd.	430,765	8,844,437
Krafton, Inc. *	63,843	10,589,187
KT&G Corp.	226,920	29,529,776
Kumho Petrochemical Co. Ltd.	32,993	3,073,657
L&F Co. Ltd. *	66,968	7,178,288
LG Chem Ltd.	103,918	21,260,441
LG CNS Co. Ltd.	104,995	5,922,559
LG Corp.	185,752	16,205,457
LG Display Co. Ltd. *	712,532	4,914,732
LG Electronics, Inc.	237,474	37,566,214
LG Energy Solution Ltd. *	108,857	30,065,721
LG H&H Co. Ltd.	21,184	4,844,799
LG Innotek Co. Ltd.	31,946	14,985,629
LG Uplus Corp.	436,304	4,778,750
LIG Defense&Aerospace Co. Ltd.	30,622	15,528,034
Lotte Chemical Corp.	37,578	1,622,724
Lotte Corp.	52,451	915,957
Lotte Shopping Co. Ltd.	22,384	1,740,215
LS Corp.	37,509	8,537,230
LS Electric Co. Ltd.	176,206	26,715,435
Meritz Financial Group, Inc. *	158,091	14,115,680
Mirae Asset Securities Co. Ltd.	453,897	11,508,276
Misto Holdings Corp.	62,745	1,918,660
SECURITY	NUMBER OF SHARES	VALUE ($)
NAVER Corp.	338,847	53,726,289
NC Corp.	31,231	5,123,016
Netmarble Corp.	43,377	1,194,880
NH Investment & Securities Co. Ltd., Class C	296,676	5,755,332
NongShim Co. Ltd.	8,626	2,795,288
Orion Corp.	43,432	4,125,501
Pan Ocean Co. Ltd.	504,812	2,091,396
Pearl Abyss Corp. *	75,031	1,732,412
Posco DX Co. Ltd.	112,653	1,782,067
POSCO Future M Co. Ltd.	77,239	11,315,519
POSCO Holdings, Inc.	170,183	42,091,879
Posco International Corp.	95,419	3,743,972
Rainbow Robotics *	17,863	6,010,457
S-1 Corp.	38,875	2,320,684
Samsung Biologics Co. Ltd. *	26,776	29,698,939
Samsung C&T Corp.	182,700	50,260,522
Samsung Card Co. Ltd.	65,745	2,255,391
Samsung E&A Co. Ltd.	362,407	12,472,139
Samsung Electro-Mechanics Co. Ltd.	126,167	134,408,509
Samsung Electronics Co. Ltd.	10,578,557	2,009,663,028
Samsung Episholdings Co. Ltd. *	14,283	4,038,814
Samsung Fire & Marine Insurance Co. Ltd.	67,854	32,970,123
Samsung Heavy Industries Co. Ltd. *	1,541,768	23,544,462
Samsung Life Insurance Co. Ltd.	182,442	40,791,504
Samsung SDI Co. Ltd. *	134,635	56,761,943
Samsung SDS Co. Ltd.	94,974	16,654,801
Samsung Securities Co. Ltd.	149,757	9,629,268
Samyang Foods Co. Ltd.	9,628	10,770,472
Shinhan Financial Group Co. Ltd.	977,124	77,750,112
SK Biopharmaceuticals Co. Ltd. *	91,166	5,815,280
SK Bioscience Co. Ltd. *	48,671	1,365,605
SK Hynix, Inc.	1,270,294	1,553,757,238
SK IE Technology Co. Ltd. *	51,970	614,785
SK Innovation Co. Ltd. *	157,804	14,470,555
SK Square Co. Ltd. *	204,469	154,927,921
SK Telecom Co. Ltd.	73,189	5,037,559
SK, Inc.	82,199	32,733,052
SKC Co. Ltd. *	58,933	3,888,390
S-Oil Corp.	96,899	10,627,313
Woori Financial Group, Inc.	1,558,674	38,494,214
Yuhan Corp.	122,388	7,484,930
		5,860,958,409

Singapore 1.3%
CapitaLand Ascendas REIT *	9,226,840	17,772,521
CapitaLand Ascott Trust *	4,645,021	3,122,366
CapitaLand Integrated Commercial Trust	15,131,781	28,194,757
CapitaLand Investment Ltd.	4,865,256	10,136,348
City Developments Ltd.	948,971	6,207,350
ComfortDelGro Corp. Ltd.	5,379,589	5,455,930
DBS Group Holdings Ltd.	4,626,529	281,530,991
Frasers Logistics & Commercial Trust *	6,229,912	4,579,557
Genting Singapore Ltd.	13,514,191	6,693,612
Hutchison Port Holdings Trust, U Shares	10,930,310	2,240,714
Jardine Cycle & Carriage Ltd.	123,583	2,626,242
Keppel DC REIT *	4,693,905	8,118,708
Keppel Ltd.	3,301,781	30,111,765
Keppel REIT	7,061,078	4,857,458
Mapletree Industrial Trust *	4,677,347	7,133,970
Mapletree Logistics Trust *	9,469,308	8,710,319
See financial notes
Schwab International Equity ETFs | Annual Holdings and Financial Statements
19

Schwab International Equity ETF
Portfolio Holdings  as of August 31, 2026 (continued)

SECURITY	NUMBER OF SHARES	VALUE ($)
Mapletree Pan Asia Commercial Trust *	4,757,368	4,750,075
Netlink NBN Trust	6,288,921	4,820,707
Olam Group Ltd.	2,451,151	2,023,435
Oversea-Chinese Banking Corp. Ltd.	7,425,131	184,001,045
SATS Ltd.	2,253,364	6,944,602
Seatrium Ltd.	4,604,184	7,782,535
Sembcorp Industries Ltd.	2,190,833	10,196,731
SIA Engineering Co. Ltd.	465,561	1,138,327
Singapore Airlines Ltd.	3,570,368	19,059,553
Singapore Exchange Ltd.	1,862,387	37,337,056
Singapore Technologies Engineering Ltd.	3,443,261	29,209,313
Singapore Telecommunications Ltd.	16,744,432	59,766,281
StarHub Ltd.	1,226,844	1,089,928
Suntec Real Estate Investment Trust	4,429,615	5,084,506
Thai Beverage PCL	17,175,642	6,279,078
United Overseas Bank Ltd.	2,748,999	89,821,454
UOL Group Ltd.	1,069,652	7,627,457
Venture Corp. Ltd.	558,920	7,417,406
Wilmar International Ltd.	4,255,343	12,846,824
Yangzijiang Maritime Development Ltd.	4,972,925	2,287,166
		926,976,087

Spain 3.1%
Acciona SA	59,387	14,459,026
ACS Actividades de Construccion y Servicios SA	413,586	49,051,009
Aena SME SA	1,568,140	48,125,363
Amadeus IT Group SA	985,430	66,642,972
Banco Bilbao Vizcaya Argentaria SA	12,910,349	375,366,235
Banco de Sabadell SA	10,633,882	44,875,945
Banco Santander SA	33,865,012	498,171,076
Bankinter SA	1,446,748	28,006,226
CaixaBank SA	8,470,435	129,484,557
Cellnex Telecom SA *	1,285,300	39,534,738
Corp. ACCIONA Energias Renovables SA	68,602	1,711,699
Endesa SA	711,035	34,771,982
Ferrovial NV	1,042,753	61,047,567
Grifols SA (a)	693,226	7,917,227
Iberdrola SA	15,790,457	368,311,077
Indra Sistemas SA	194,510	13,827,693
Industria de Diseno Textil SA	2,532,082	170,593,364
Mapfre SA	2,084,244	10,822,123
Merlin Properties Socimi SA	960,840	14,955,889
Naturgy Energy Group SA	1,068,886	36,578,046
Redeia Corp. SA	931,880	16,540,160
Repsol SA	2,477,018	78,406,495
Telefonica SA	8,239,763	34,944,829
		2,144,145,298

Sweden 2.5%
AAK AB	408,751	8,478,613
AddTech AB, B Shares	520,175	18,346,545
Alfa Laval AB	625,426	37,490,730
Assa Abloy AB, B Shares	2,223,219	82,818,032
Atlas Copco AB, A Shares	5,814,942	124,923,406
Atlas Copco AB, B Shares	3,480,637	64,756,712
Axfood AB	262,004	6,686,104
Beijer Ref AB, B Shares	1,142,042	16,507,318
Boliden AB	644,340	37,939,113
Castellum AB	736,692	10,083,620
Epiroc AB, A Shares	1,424,002	39,294,489
Epiroc AB, B Shares	866,369	20,329,029
SECURITY	NUMBER OF SHARES	VALUE ($)
EQT AB	1,183,942	41,164,916
Essity AB, B Shares	1,324,541	38,773,859
Evolution AB *	271,776	23,598,191
Fastighets AB Balder, B Shares *	1,591,382	8,736,179
Getinge AB, B Shares	521,218	13,257,524
H & M Hennes & Mauritz AB, B Shares	955,893	17,520,070
Hexagon AB, B Shares	4,815,794	50,247,702
Holmen AB, B Shares	175,112	5,982,614
Industrivarden AB, A Shares	241,947	13,713,585
Industrivarden AB, C Shares	366,826	20,581,338
Indutrade AB	599,574	15,782,048
Investment AB Latour, B Shares	301,366	6,342,298
Investor AB, A Shares	1,101,180	46,969,164
Investor AB, B Shares	4,009,593	172,737,527
L E Lundbergforetagen AB, B Shares	153,711	9,433,712
Lifco AB, B Shares	484,695	16,043,779
Nibe Industrier AB, B Shares	3,374,558	15,044,724
Saab AB, B Shares	707,278	46,682,753
Sagax AB, B Shares	463,945	8,007,477
Sagax AB, D Shares	351,795	1,219,867
Sandvik AB	2,342,149	93,892,112
Securitas AB, B Shares	1,099,222	17,424,495
Skandinaviska Enskilda Banken AB, A Shares	3,435,217	80,391,150
Skandinaviska Enskilda Banken AB, C Shares	5,327	125,829
Skanska AB, B Shares	747,136	21,224,525
SKF AB, B Shares	755,351	21,899,027
SSAB AB, A Shares	505,515	5,443,213
SSAB AB, B Shares	1,356,333	14,703,544
Svenska Cellulosa AB SCA, B Shares	1,324,113	15,783,470
Svenska Handelsbanken AB, A Shares	3,292,520	50,801,274
Svenska Handelsbanken AB, B Shares (a)	81,207	1,969,856
Sweco AB, B Shares	483,691	6,486,945
Swedbank AB, A Shares	1,873,130	73,488,253
Swedish Orphan Biovitrum AB *	440,297	20,653,630
Tele2 AB, B Shares	1,277,082	22,634,513
Telefonaktiebolaget LM Ericsson, B Shares	6,285,583	63,400,556
Telia Co. AB	5,241,750	23,855,705
Trelleborg AB, B Shares	436,472	20,483,309
Verisure PLC *	665,816	6,883,362
Volvo AB, A Shares	457,072	16,502,240
Volvo AB, B Shares	3,563,571	128,660,042
Volvo Car AB, B Shares *(a)	1,387,020	2,839,450
		1,749,039,538

Switzerland 7.0%
ABB Ltd.	3,542,530	346,382,660
Alcon AG	1,115,195	80,829,036
Amrize Ltd. *	1,172,669	51,583,212
Avolta AG *	223,253	12,605,733
Bachem Holding AG	69,477	6,500,973
Banque Cantonale Vaudoise	67,723	10,871,555
Barry Callebaut AG	7,935	10,950,585
Belimo Holding AG	23,028	24,369,008
BKW AG	42,413	6,572,322
Chocoladefabriken Lindt & Spruengli AG	232	25,900,613
Chocoladefabriken Lindt & Spruengli AG, Participation Certificates	2,332	25,269,707
Cie Financiere Richemont SA, Class A	1,215,653	289,111,608
EMS-Chemie Holding AG	14,561	14,237,502
See financial notes
20
Schwab International Equity ETFs | Annual Holdings and Financial Statements

Schwab International Equity ETF
Portfolio Holdings  as of August 31, 2026 (continued)

SECURITY	NUMBER OF SHARES	VALUE ($)
Flughafen Zurich AG	41,665	10,767,562
Galderma Group AG *	420,997	87,487,340
Geberit AG	75,483	53,271,126
Georg Fischer AG	185,437	12,875,816
Givaudan SA	17,733	72,033,797
Helvetia Baloise Holding AG	175,214	46,495,305
Holcim AG *	1,150,741	101,180,321
Julius Baer Group Ltd.	464,890	43,281,176
Kuehne & Nagel International AG	106,129	28,346,603
Logitech International SA	340,650	33,476,837
Lonza Group AG	160,203	114,330,156
Nestle SA	5,896,577	575,243,764
Novartis AG	4,277,500	652,570,889
Partners Group Holding AG	48,899	44,350,749
PSP Swiss Property AG	109,545	19,713,897
Roche Holding AG	1,604,491	700,618,138
Roche Holding AG, Bearer Shares	73,326	32,708,324
Sandoz Group AG	951,214	79,963,432
Schindler Holding AG	44,642	14,200,129
Schindler Holding AG, Participation Certificates	92,717	30,180,792
SGS SA	376,940	43,276,136
SIG Group AG *	717,571	12,149,726
Sika AG	367,459	87,345,134
Sonova Holding AG	114,106	32,793,382
Straumann Holding AG	245,214	28,498,787
Swatch Group AG	136,025	6,187,164
Swatch Group AG, Bearer Shares	54,898	12,733,319
Swiss Life Holding AG	63,633	72,379,141
Swiss Prime Site AG	183,563	28,376,779
Swiss Re AG	680,931	118,453,929
Swisscom AG	57,614	44,675,006
Swissquote Group Holding SA	258,569	13,396,495
Temenos AG	124,887	11,500,208
UBS Group AG	7,138,172	391,210,169
VAT Group AG	61,908	45,928,158
VZ Holding AG	34,360	7,620,907
Zurich Insurance Group AG	343,334	251,822,178
		4,866,627,285

United Kingdom 11.3%
3i Group PLC	2,278,749	87,371,839
Admiral Group PLC	571,111	31,158,323
Airtel Africa PLC	1,627,194	7,342,065
Anglo American PLC	2,491,807	144,223,535
Antofagasta PLC	769,744	42,151,763
Associated British Foods PLC	658,041	18,307,367
AstraZeneca PLC	3,437,603	557,885,981
Autotrader Group PLC	1,995,386	14,284,216
Aviva PLC	6,857,576	67,908,943
BAE Systems PLC	6,740,871	186,806,716
Barclays PLC	31,074,075	209,239,767
Barratt Redrow PLC	3,094,812	13,351,499
Beazley PLC	1,372,785	24,140,045
Berkeley Group Holdings PLC *	214,860	10,399,665
BP PLC	35,908,954	250,486,147
British American Tobacco PLC	4,650,035	260,313,495
British Land Co. PLC	2,396,518	13,848,085
BT Group PLC	12,855,247	35,782,028
Bunzl PLC	738,878	27,969,437
Burberry Group PLC *	830,237	12,201,886
Centrica PLC	10,597,447	22,327,898
Coca-Cola Europacific Partners PLC	463,489	50,209,025
Coca-Cola HBC AG, Class DI *	460,721	28,546,298
Compass Group PLC	3,884,853	119,070,745
Convatec Group PLC	4,472,272	13,800,539
Croda International PLC	313,997	14,725,554
SECURITY	NUMBER OF SHARES	VALUE ($)
DCC Energy PLC	193,280	16,692,521
Diageo PLC	5,094,912	118,052,266
Diploma PLC	301,930	30,005,842
Endeavour Mining PLC	509,655	32,766,754
Entain PLC	1,346,184	9,366,701
Experian PLC	2,042,766	84,306,071
Fresnillo PLC	432,336	18,581,306
Glencore PLC	23,096,660	186,508,852
GSK PLC	9,121,016	229,208,852
Haleon PLC	20,311,547	101,396,360
Halma PLC	853,073	42,007,575
Hiscox Ltd.	773,118	19,307,720
Howden Joinery Group PLC	1,244,384	13,395,857
HSBC Holdings PLC	39,243,562	813,206,848
ICG PLC	625,240	17,140,500
IMI PLC	552,429	23,308,356
Imperial Brands PLC	1,716,033	58,793,113
Informa PLC	2,957,044	36,138,566
InterContinental Hotels Group PLC	320,733	52,167,223
International Consolidated Airlines Group SA, Class DI	4,814,651	28,604,395
Intertek Group PLC	352,160	27,907,448
J Sainsbury PLC	4,289,047	19,399,138
JD Sports Fashion PLC	5,768,469	6,780,711
Kingfisher PLC	4,044,261	17,299,523
Land Securities Group PLC	1,671,844	15,560,798
Legal & General Group PLC	12,572,789	50,013,508
Lloyds Banking Group PLC	133,317,619	198,736,831
London Stock Exchange Group PLC	1,081,772	131,999,968
M&G PLC	4,666,327	22,206,385
Marks & Spencer Group PLC	4,585,031	24,542,285
Melrose Industries PLC	2,839,166	19,831,804
Metlen Energy & Metals PLC (a)	271,455	15,570,598
Mondi PLC	970,181	11,446,361
National Grid PLC	11,308,514	179,385,353
NatWest Group PLC	18,220,583	167,835,331
Next PLC	262,328	55,394,709
NMC Health PLC *(b)	136,583	0
Pearson PLC	1,416,854	23,695,170
Persimmon PLC	715,674	11,435,112
Prudential PLC	5,802,759	80,089,926
Reckitt Benckiser Group PLC	1,455,858	101,298,087
RELX PLC	4,094,921	148,346,587
Rentokil Initial PLC	5,727,749	26,845,960
Rightmove PLC	1,666,743	11,529,346
Rio Tinto PLC	2,388,219	248,480,048
Rolls-Royce Holdings PLC	19,237,805	399,116,143
Sage Group PLC	2,121,837	31,414,506
Schroders PLC	1,719,435	13,614,265
Segro PLC	3,113,843	40,579,440
Severn Trent PLC	588,847	25,116,364
Shell PLC	12,838,343	582,151,141
Smith & Nephew PLC	1,979,250	28,511,835
Smiths Group PLC	710,583	25,164,225
Spirax Group PLC	164,254	15,833,653
SSE PLC	2,784,508	92,455,518
St. James's Place PLC	1,181,251	18,994,263
Standard Chartered PLC	4,116,923	121,514,122
Standard Life PLC	1,672,633	21,316,902
Sunbelt Rentals Holdings, Inc. (a)	945,003	68,289,821
Taylor Wimpey PLC	8,072,719	9,316,376
Tesco PLC	14,349,265	88,966,486
Unilever PLC	4,826,575	312,535,213
United Utilities Group PLC	1,690,681	32,801,740
Vodafone Group PLC	41,856,492	67,219,220
Weir PLC	576,123	22,230,319
Whitbread PLC	380,444	12,683,667
Wise Group PLC, Class A *	1,658,602	21,844,186
See financial notes
Schwab International Equity ETFs | Annual Holdings and Financial Statements
21

Schwab International Equity ETF
Portfolio Holdings  as of August 31, 2026 (continued)

SECURITY	NUMBER OF SHARES	VALUE ($)
Zegona Communications PLC	397,726	8,800,345
		7,870,909,276
Total Common Stocks (Cost $40,638,216,280)		69,015,126,871

PREFERRED STOCKS 0.5% OF NET ASSETS

Germany 0.1%
FUCHS SE	148,324	6,936,519
Henkel AG & Co. KGaA	350,463	30,955,702
Volkswagen AG	469,253	42,342,125
		80,234,346

Republic of Korea 0.4%
Amorepacific Corp.	30,021	1,007,939
CJ CheilJedang Corp.	493	44,343
Doosan Co. Ltd.	3,123	1,004,033
Hanwha Corp.	30,238	909,173
Hanwha Machinery & Service Holdings Co. Ltd. *	48,595	108,474
Hyundai Motor Co.	50,620	7,016,377
Hyundai Motor Co. 2nd	82,182	11,445,192
LG Chem Ltd.	16,994	1,581,935
LG Electronics, Inc.	44,530	2,450,028
LG H&H Co. Ltd.	3,290	259,863
Mirae Asset Securities Co. Ltd.	314,467	2,594,134
Samsung Electronics Co. Ltd.	1,836,021	250,195,760
Samsung Fire & Marine Insurance Co. Ltd.	6,016	1,872,582
Samsung SDI Co. Ltd. *	2,947	493,105
		280,982,938

Spain 0.0%
Grifols SA, B Shares	527,838	4,089,619
Total Preferred Stocks (Cost $202,706,125)		365,306,903

WARRANTS 0.0% OF NET ASSETS

Canada 0.0%
Constellation Software, Inc.
expires 03/31/40 *(b)	31,758	0
Total Warrants (Cost $0)		0

SHORT-TERM INVESTMENTS 0.5% OF NET ASSETS

Money Market Funds 0.5%
State Street Institutional U.S. Government Money Market Fund, Premier Class 3.62% (c)	56,420,683	56,420,683
State Street Institutional U.S. Government Money Market Fund, Premier Class 3.62% (c)(d)	291,096,908	291,096,908
		347,517,591
Total Short-Term Investments (Cost $347,517,591)		347,517,591
Total Investments in Securities (Cost $41,188,439,996)		69,727,951,365

	NUMBER OF CONTRACTS	NOTIONAL AMOUNT ($)	CURRENT VALUE/ UNREALIZED APPRECIATION ($)
FUTURES CONTRACTS
Long
MSCI EAFE Index, expires 09/18/26	1,854	299,309,760	3,826,195

*	Non-income producing security.
(a)	All or a portion of this security is on loan.
(b)	Fair valued using significant unobservable inputs.
(c)	The rate shown is the annualized 7-day yield.
(d)	Security purchased with cash collateral received for securities on loan. Securities on loan were valued at $274,537,775.

CDI —	CHESS Depositary Interest
CVA —	Dutch Certificate
GDR —	Global Depositary Receipt
REIT —	Real Estate Investment Trust

% OF NET ASSETS
SECTOR WEIGHTINGS (a)
Financials	25.5%
Industrials	17.6%
Information Technology	15.0%
Health Care	7.9%
Consumer Discretionary	7.7%
Materials	7.4%
Consumer Staples	5.7%
Energy	4.8%
Utilities	3.2%
Communication Services	3.0%
Real Estate	1.8%
Short-Term Investments	0.5%
Total	100.1%

(a)	Excludes derivatives.
See financial notes
22
Schwab International Equity ETFs | Annual Holdings and Financial Statements

Schwab International Equity ETF
Portfolio Holdings  as of August 31, 2026 (continued)

The following is a summary of the inputs used to value the fund’s investments as of August 31, 2026:
DESCRIPTION	QUOTED PRICES IN ACTIVE MARKETS FOR IDENTICAL ASSETS (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Assets
Common Stocks[1]	$59,983,207,584	$—	$—	$59,983,207,584
Hong Kong	1,161,010,011	—	0 *	1,161,010,011
United Kingdom	7,870,909,276	—	0 *	7,870,909,276
Preferred Stocks[1]	365,306,903	—	—	365,306,903
Warrants
Canada	—	—	0 *	0
Short-Term Investments[1]	347,517,591	—	—	347,517,591
Futures Contracts[2]	3,826,195	—	—	3,826,195
Total	$69,731,777,560	$—	$0	$69,731,777,560

*	Level 3 amount shown includes securities determined to have no value.
[1]	As categorized in the Portfolio Holdings.
[2]	Futures contracts are reported at cumulative unrealized appreciation or depreciation.
See financial notes
Schwab International Equity ETFs | Annual Holdings and Financial Statements
23

Schwab International Equity ETF
Statement of Assets and Liabilities

As of August 31, 2026
Assets
Investments in securities, at value - unaffiliated issuers (cost $41,188,439,996) including securities on loan of $274,537,775		$69,727,951,365
Cash collateral deposit for creation unit activity		45,664,447
Foreign currency, at value (cost $64,783,023)		64,888,667
Deposit with broker for futures contracts		19,928,358
Receivables:
Fund shares sold		127,691,675
Dividends		104,204,709
Foreign tax reclaims		89,292,061
Income from securities on loan	+	420,480
Total assets		70,180,041,762

Liabilities
Collateral held for securities on loan		291,096,908
Payables:
Investments bought		156,839,723
Collateral due upon receipt of creation unit activity		45,664,447
Management fees		1,625,937
Variation margin on futures contracts		834,305
Due to custodian	+	7,006
Total liabilities		496,068,326
Net assets		$69,683,973,436

Net Assets by Source
Capital received from investors		$43,992,547,412
Total distributable earnings	+	25,691,426,024
Net assets		$69,683,973,436

Net Asset Value (NAV)
Net Assets	÷	Shares Outstanding	=	NAV
$69,683,973,436		2,460,800,000		$28.32

See financial notes
24
Schwab International Equity ETFs | Annual Holdings and Financial Statements

Schwab International Equity ETF
Statement of Operations

For the period September 1, 2025 through August 31, 2026
Investment Income
Dividends received from securities - unaffiliated issuers (net of foreign withholding tax of $143,659,407)		$1,502,861,280
Other Interest		842,298
Interest received from securities - unaffiliated issuers		31,206
Securities on loan, net	+	6,784,708
Total investment income		1,510,519,492

Expenses
Management fees		17,786,344
Professional fees	+	109,187 [1]
Total expenses		17,895,531
Expense reduction	–	109,187 [1]
Net expenses	–	17,786,344
Net investment income		1,492,733,148

REALIZED AND UNREALIZED GAINS (LOSSES)
Net realized losses on sales of securities - unaffiliated issuers		(175,374,819)
Net realized gains on futures contracts		50,780,194
Net realized losses on foreign currency transactions	+	(3,185,690)
Net realized losses		(127,780,315)
Net change in unrealized appreciation (depreciation) on securities - unaffiliated issuers		13,508,998,861
Net change in unrealized appreciation (depreciation) on futures contracts		(670,565)
Net change in unrealized appreciation (depreciation) on foreign currency translations	+	(4,885,677)
Net change in unrealized appreciation (depreciation)		13,503,442,619
Net realized and unrealized gains		13,375,662,304
Increase in net assets resulting from operations		$14,868,395,452

[1]	Professional fees associated with the filing of foreign withholding tax claims in the European Union are deemed to be non-contingent and non-routine expenses of the fund.
See financial notes
Schwab International Equity ETFs | Annual Holdings and Financial Statements
25

Schwab International Equity ETF
Statement of Changes in Net Assets

For the current and prior report periods
OPERATIONS
	9/1/25-8/31/26		9/1/24-8/31/25
Net investment income		$1,492,733,148	$1,275,865,910
Net realized gains (losses)		(127,780,315)	186,089,421
Net change in unrealized appreciation (depreciation)	+	13,503,442,619	5,221,637,993
Increase in net assets resulting from operations		$14,868,395,452	$6,683,593,324

DISTRIBUTIONS TO SHAREHOLDERS
Total distributions		($1,909,416,000 )	($1,203,655,940 )

TRANSACTIONS IN FUND SHARES[1]
	9/1/25-8/31/26			9/1/24-8/31/25
		SHARES	VALUE	SHARES	VALUE
Shares sold		246,200,000	$6,280,166,051	206,000,000	$4,117,017,522
Shares redeemed	+	—	—	(30,800,000)	(692,236,335)
Net transactions in fund shares		246,200,000	$6,280,166,051	175,200,000	$3,424,781,187

SHARES OUTSTANDING AND NET ASSETS[1]
	9/1/25-8/31/26			9/1/24-8/31/25
		SHARES	NET ASSETS	SHARES	NET ASSETS
Beginning of period		2,214,600,000	$50,444,827,933	2,039,400,000	$41,540,109,362
Total increase	+	246,200,000	19,239,145,503	175,200,000	8,904,718,571
End of period		2,460,800,000	$69,683,973,436	2,214,600,000	$50,444,827,933

[1]
For the period ended August 31, 2025, transactions in fund shares have been retroactively adjusted to reflect a 2-for-1 share split effective after the close of U.S. markets on
October 10, 2024. The retroactive adjustment of the share split does not change the transaction in fund shares values.

See financial notes
26
Schwab International Equity ETFs | Annual Holdings and Financial Statements

Schwab International Small-Cap Equity ETF
Financial Statements
FINANCIAL HIGHLIGHTS

	9/1/25– 8/31/26	9/1/24– 8/31/25	9/1/23– 8/31/24	9/1/22– 8/31/23	9/1/21– 8/31/22
Per-Share Data
Net asset value at beginning of period	$44.34	$37.83	$34.02	$31.67	$43.21
Income (loss) from investment operations:
Net investment income (loss)[1]	1.29	1.11	0.93	0.96	0.93
Net realized and unrealized gains (losses)	7.48	6.66	3.85	2.12	(11.45)
Total from investment operations	8.77	7.77	4.78	3.08	(10.52)
Less distributions:
Distributions from net investment income	(1.68)	(1.26)	(0.97)	(0.73)	(1.02)
Net asset value at end of period	$51.43	$44.34	$37.83	$34.02	$31.67
Total return	20.33%	21.38%	14.46%	9.87%	(24.85%)
Ratios/Supplemental Data
Ratios to average net assets:
Total expenses	0.08%[2]	0.10%[3]	0.11%	0.11%	0.11%[4]
Net investment income (loss)	2.70%	2.93%	2.70%	2.95%	2.49%
Portfolio turnover rate[5]	26%	16%	14%	15%	18%
Net assets, end of period (x 1,000,000)	$5,771	$4,793	$4,267	$3,767	$3,383

[1]	Calculated based on the average shares outstanding during the period.
[2]	Effective June 11, 2026, the annual operating expense ratio was reduced to 0.06%. The ratio presented for the period ended August 31, 2026, is a blended ratio.
[3]	Effective June 11, 2025, the annual operating expense ratio was reduced to 0.08%. The ratio presented for the period ended August 31, 2025, is a blended ratio.
[4]	Ratio includes less than 0.005% of non-routine proxy expenses.
[5]	Portfolio turnover rate excludes securities received or delivered from processing of in-kind creations or redemptions.
See financial notes
Schwab International Equity ETFs | Annual Holdings and Financial Statements
27

Schwab International Small-Cap Equity ETF
Portfolio Holdings  as of August 31, 2026

SECURITY	NUMBER OF SHARES	VALUE ($)
COMMON STOCKS 99.3% OF NET ASSETS

Australia 6.6%
29Metals Ltd. *	1,874,816	510,563
4DMedical Ltd. *(a)	1,057,549	2,591,993
Abacus Group	717,824	450,125
Accent Group Ltd.	907,529	465,022
Alkane Resources Ltd. *	1,967,201	2,678,610
Alpha HPA Ltd. *	2,449,197	974,146
Amotiv Ltd.	256,642	1,164,230
Amplitude Energy Ltd. *	601,046	697,798
Arafura Rare Earths Ltd. *	7,751,541	1,138,804
ARB Corp. Ltd.	158,396	2,184,019
Arena REIT	841,168	1,398,550
Aspen Group Ltd/Australia	410,412	1,482,374
AUB Group Ltd.	262,901	5,495,863
Aurelia Metals Ltd. *	2,568,994	837,687
Aussie Broadband Ltd. (a)	510,798	1,581,394
Austal Ltd. *	749,091	2,222,502
Australian Clinical Labs Ltd. (a)	364,500	726,189
Australian Ethical Investment Ltd.	205,812	687,328
Australian Finance Group Ltd.	419,889	451,370
Bapcor Ltd. (a)	1,082,748	527,647
Bega Cheese Ltd.	545,419	2,368,700
Bellevue Gold Ltd. *	3,128,867	3,576,473
Boss Energy Ltd. *	911,133	927,208
BrainChip Holdings Ltd. *	4,332,363	403,623
Bravura Solutions Ltd.	656,349	1,486,377
Breville Group Ltd. (a)	215,048	4,996,382
BWP Property Group Ltd.	1,309,311	3,443,627
Capricorn Metals Ltd.	886,862	10,474,190
Catalyst Metals Ltd. *	520,380	2,431,506
Catapult Sports Ltd. *	524,493	1,214,086
Cedar Woods Properties Ltd.	134,281	679,401
Centuria Capital Group	1,608,783	1,400,815
Centuria Industrial REIT	1,418,064	2,967,467
Centuria Office REIT	1,062,612	670,139
Chalice Mining Ltd. *	689,760	652,498
Champion Iron Ltd.	885,124	2,226,478
Charter Hall Long Wale REIT	1,511,102	3,790,260
Charter Hall Retail REIT	1,235,089	3,469,697
Charter Hall Social Infrastructure REIT	678,832	1,152,970
Chorus Ltd.	904,955	4,740,799
Clarity Pharmaceuticals Ltd. *	599,050	978,825
Clinuvel Pharmaceuticals Ltd. (a)	89,262	513,036
Codan Ltd.	225,689	7,596,930
Collins Foods Ltd.	223,933	1,307,925
Core Lithium Ltd. *	6,007,234	1,635,932
Corporate Travel Management Ltd. *(b)	220,728	79,094
Credit Corp. Group Ltd.	130,509	1,310,345
Cromwell Property Group	3,299,426	898,523
Data#3 Ltd.	313,220	2,473,650
Deep Yellow Ltd. *	1,949,825	2,291,641
Develop Global Ltd. *	557,536	2,161,610
Dexus Industria REIT	643,270	1,087,959
Dicker Data Ltd.	259,235	2,719,831
DigiCo Infrastructure REIT	914,121	1,722,926
DroneShield Ltd. *(a)	1,871,012	2,366,620
Eagers Automotive Ltd.	364,855	5,585,072
Elders Ltd. (a)	476,460	2,055,560
Electro Optic Systems Holdings Ltd. *	354,607	2,495,548
Elevra Lithium Ltd. *	312,589	1,848,140
Emeco Holdings Ltd. *	598,764	489,179
Emerald Resources NL *	1,108,507	5,537,050
EQT Holdings Ltd.	58,651	809,121
Esg Minerals Ltd. Ul *(b)	98,343	0
SECURITY	NUMBER OF SHARES	VALUE ($)
EVT Ltd.	258,386	2,814,620
Fineos Corp. Ltd., CDI *	355,054	552,155
Firefinch Ltd. *(b)	2,051,119	0
FireFly Metals Ltd. *	1,601,936	2,072,190
FleetPartners Group Ltd.	355,358	1,064,510
GDI Property Group Partnership	1,058,892	504,639
Gemlife Communities Group	366,338	1,215,542
Generation Development Group Ltd.	732,278	1,668,823
Gentrack Group Ltd. *	243,917	688,724
GrainCorp Ltd., Class A	464,516	2,057,294
Greatland Resources Ltd. *	1,098,965	9,332,745
Growthpoint Properties Australia Ltd.	557,032	830,330
Guzman y Gomez Ltd. (a)	112,068	2,284,117
GWA Group Ltd.	408,305	599,854
Hansen Technologies Ltd.	367,440	900,575
HealthCo REIT *	926,213	481,234
Helia Group Ltd.	565,828	2,043,724
HMC Capital Ltd.	547,608	1,275,441
HomeCo Daily Needs REIT	3,983,380	3,154,432
IDP Education Ltd.	606,632	767,321
Imdex Ltd.	1,018,433	2,561,809
Ingenia Communities Group	839,899	2,203,004
Inghams Group Ltd. (a)	759,677	1,105,178
Integral Diagnostics Ltd.	716,689	1,176,179
ioneer Ltd. *	5,464,174	430,749
IperionX Ltd. *(a)	564,660	1,205,898
IPH Ltd.	509,343	1,219,169
IRESS Ltd.	396,293	1,613,139
Judo Capital Holdings Ltd. *	2,199,441	1,599,873
Jumbo Interactive Ltd. (a)	118,732	622,854
Karoon Energy Ltd.	1,526,725	1,914,723
Kelsian Group Ltd.	362,046	1,102,706
Kingsgate Consolidated Ltd.	532,006	2,119,818
Kogan.com Ltd.	153,774	401,136
L1 Group Ltd. (a)	1,456,683	1,377,990
Lifestyle Communities Ltd. *	194,359	727,080
Liontown Ltd. *	4,523,298	3,970,987
Lovisa Holdings Ltd.	136,187	2,510,232
MA Financial Group Ltd.	207,438	899,396
Maas Group Holdings Ltd.	331,524	1,259,210
Macquarie Technology Group Ltd. *	26,850	1,094,681
McMillan Shakespeare Ltd.	127,025	1,892,565
Megaport Ltd. *	500,691	5,934,887
Mesoblast Ltd. *	1,745,045	2,951,385
Metals X Ltd. *	1,729,851	2,367,823
Monadelphous Group Ltd.	203,483	4,204,167
Myer Holdings Ltd.	2,759,727	395,552
MyState Ltd.	338,289	1,161,263
Nanosonics Ltd. *	524,387	1,037,214
Navigator Global Investments Ltd.	476,902	830,506
Neuren Pharmaceuticals Ltd. *(a)	237,289	3,356,850
nib holdings Ltd.	1,041,959	5,077,696
Nick Scali Ltd. (a)	159,555	1,702,599
Nickel Industries Ltd. *	4,583,808	2,808,664
Nine Entertainment Co. Holdings Ltd.	2,608,392	1,803,879
NRW Holdings Ltd.	942,148	5,104,440
Nufarm Ltd. *	792,170	1,799,637
Nuix Ltd. *	461,002	659,102
Omni Bridgeway Ltd. *	601,137	624,667
oOh!media Ltd.	1,083,455	1,269,509
Ora Banda Mining Ltd. *	2,907,115	3,187,578
Paladin Energy Ltd. *	871,604	7,252,014
Pantoro Gold Ltd. *(a)	755,672	1,467,607
Perenti Ltd.	1,865,452	3,021,341
Perseus Mining Ltd.	2,890,576	13,423,526
PEXA Group Ltd. *	276,066	1,446,230
Pinnacle Investment Management Group Ltd. (a)	340,790	4,120,113
See financial notes
28
Schwab International Equity ETFs | Annual Holdings and Financial Statements

Schwab International Small-Cap Equity ETF
Portfolio Holdings  as of August 31, 2026 (continued)

SECURITY	NUMBER OF SHARES	VALUE ($)
PolyNovo Ltd. *	1,392,363	1,002,826
PPK Mining Equipment Group Pty. Ltd. *(b)	78,953	0
Praemium Ltd.	1,001,293	487,952
Predictive Discovery Ltd. *	1,660,847	4,987,132
Premier Investments Ltd.	189,915	1,571,985
PWR Holdings Ltd. (a)	175,470	1,447,389
Redox Ltd.	359,170	864,861
Regal Partners Ltd.	482,320	895,246
Regis Healthcare Ltd.	398,463	1,776,174
Regis Resources Ltd.	1,576,950	9,380,008
Reliance Worldwide Corp. Ltd.	1,585,587	4,761,144
Resolute Mining Ltd. *	4,317,513	4,238,980
Ridley Corp. Ltd.	620,549	1,165,157
Rural Funds Trust	788,682	1,099,332
Select Harvests Ltd.	289,787	934,542
Service Stream Ltd.	1,253,504	2,173,944
Silex Systems Ltd. *	473,874	1,745,554
SiteMinder Ltd. *	551,033	1,184,694
SmartGroup Corp. Ltd.	280,795	2,145,131
SRG Global Ltd.	1,214,416	3,315,886
St Barbara Ltd. *	2,405,716	1,327,524
Stanmore Resources Ltd.	581,430	1,141,708
Storage King Group	845,855	694,079
Strike Energy Ltd. *	4,868,614	401,246
Super Retail Group Ltd.	336,189	3,240,507
Superloop Ltd. *	1,038,433	2,143,276
Supply Network Ltd. (a)	47,055	1,208,258
Tabcorp Holdings Ltd.	4,911,985	3,097,754
Temple & Webster Group Ltd. *	227,906	785,612
Tuas Ltd. *	663,002	974,038
Tyro Payments Ltd. *	1,087,795	572,983
Vault Minerals Ltd.	2,180,202	10,421,489
Ventia Services Group Ltd.	1,573,240	6,144,672
Virgin Australia Holdings Ltd. *	453,420	896,844
Viva Energy Group Ltd.	2,384,104	5,057,363
Vulcan Energy Resources Ltd. *	720,798	1,389,546
Vulcan Steel Ltd.	151,399	603,261
WA1 Resources Ltd. *	95,917	749,942
Waypoint REIT Ltd.	1,420,997	2,393,141
WEB Travel Group Ltd. *	749,918	2,042,230
Weebit Nano Ltd. *	459,502	1,231,590
Westgold Resources Ltd.	2,007,109	9,162,576
Wildcat Resources Ltd. *	1,911,746	520,620
Zip Co. Ltd. *	2,638,518	4,727,236
		379,733,754

Austria 0.9%
Agrana Beteiligungs AG	28,639	372,591
AT&S Austria Technologie & Systemtechnik AG *	54,115	9,630,144
BAJAJ Mobility AG *	17,773	659,611
CA Immobilien Anlagen AG (a)	56,523	1,529,810
CPI Europe AG *	73,353	1,310,481
DO & Co. AG	16,456	3,880,402
EVN AG	74,705	2,555,591
Lenzing AG *(a)	41,703	1,109,326
Mayr Melnhof Karton AG	17,401	1,532,145
Oesterreichische Post AG	67,565	2,436,912
Palfinger AG	34,152	1,261,536
Porr AG	39,374	1,703,696
SBO AG (a)	18,686	678,301
UNIQA Insurance Group AG	238,835	4,882,778
voestalpine AG	254,766	13,524,276
Wienerberger AG	229,133	5,216,751
		52,284,351

SECURITY	NUMBER OF SHARES	VALUE ($)
Belgium 1.6%
Aedifica SA	199,286	15,718,205
Azelis Group NV	497,441	7,182,392
Barco NV	110,953	1,009,798
Bekaert SA	66,075	2,997,192
bpost SA *	234,434	351,835
CMB Tech NV	240,065	4,378,092
Colruyt Group NV	51,065	2,301,502
Deme Group NV	13,728	2,784,248
Fagron	143,069	3,697,702
Gimv NV	51,071	2,601,359
KBC Ancora	80,198	8,682,321
Kinepolis Group NV	29,968	1,625,665
Melexis NV	41,935	3,214,970
Montea NV	45,198	3,386,377
Proximus SADP	274,934	2,027,956
Retail Estates NV	24,385	1,849,662
Shurgard Self Storage Ltd.	67,534	1,792,524
Solvay SA	154,626	4,641,212
Tessenderlo Group SA	40,652	1,083,730
Umicore SA	490,146	13,470,899
Vastned NV	16,912	567,740
VGP NV	28,057	2,607,279
Xior Student Housing NV	81,065	2,533,040
		90,505,700

Canada 14.9%
Advantage Energy Ltd. *	353,541	2,838,427
Aecon Group, Inc.	143,877	4,507,378
Air Canada *	242,558	4,774,874
Algonquin Power & Utilities Corp.	1,646,501	9,323,402
Allied Gold Corp. *	204,290	4,815,839
Allied Properties Real Estate Investment Trust	387,835	2,377,983
Altus Group Ltd. (a)	70,212	2,379,905
Americas Gold & Silver Corp. *	466,123	2,511,678
Aris Mining Corp. *	435,233	8,699,637
Aritzia, Inc. *	207,114	19,731,332
Athabasca Oil Corp. *	1,017,083	7,798,884
ATS Corp. *	176,186	3,395,867
Aya Gold & Silver, Inc. *	296,695	8,273,987
B2Gold Corp.	2,691,315	14,754,378
Badger Infrastructure Solutions Ltd.	72,604	4,353,202
Bausch Health Cos., Inc. *	551,550	3,497,168
Baytex Energy Corp.	1,385,584	6,726,524
Birchcliff Energy Ltd.	584,691	2,754,117
BlackBerry Ltd. *	1,257,344	10,276,064
Boardwalk Real Estate Investment Trust	85,803	3,872,678
Boyd Group Services, Inc.	59,216	5,142,476
Brookfield Business Corp., Class A	145,479	3,980,393
Brookfield Infrastructure Corp., Class A (a)	264,623	10,130,233
Brookfield Renewable Corp. (a)	292,106	9,401,839
Brookfield Wealth Solutions Ltd. *	54,659	2,253,309
BRP, Inc.	81,470	5,028,773
Canadian Apartment Properties REIT	328,399	7,722,576
Canfor Corp. *	110,863	1,155,573
Capital Power Corp. (a)	337,606	15,544,536
Capstone Copper Corp. *	1,397,696	16,212,185
Cargojet, Inc.	16,106	981,951
Centerra Gold, Inc.	426,057	9,760,925
CES Energy Solutions Corp.	442,252	5,924,129
Chartwell Retirement Residences	696,285	10,356,630
Choice Properties Real Estate Investment Trust	569,423	6,259,833
See financial notes
Schwab International Equity ETFs | Annual Holdings and Financial Statements
29

Schwab International Small-Cap Equity ETF
Portfolio Holdings  as of August 31, 2026 (continued)

SECURITY	NUMBER OF SHARES	VALUE ($)
Cogeco Communications, Inc.	22,516	973,046
Colliers International Group, Inc.	94,459	9,488,145
Crombie Real Estate Investment Trust	242,485	2,847,620
CT Real Estate Investment Trust	172,281	2,142,483
Definity Financial Corp.	209,415	11,102,938
Denison Mines Corp. *	1,922,502	6,531,764
Discovery Mining Ltd. *	1,129,307	10,052,405
DPM Metals, Inc.	460,740	20,848,460
Dream Industrial Real Estate Investment Trust	610,665	5,986,394
Eldorado Gold Corp.	509,228	22,803,776
Endeavour Silver Corp. *	628,214	6,729,408
Enerflex Ltd.	259,828	5,296,645
Energy Fuels, Inc. *	550,370	8,106,871
Enghouse Systems Ltd.	86,100	1,077,570
EQB, Inc.	52,928	4,870,155
ERO Copper Corp. *	220,240	8,192,871
Exchange Income Corp.	59,403	5,130,434
Finning International, Inc.	279,782	18,351,423
First Capital Real Estate Investment Trust	457,401	7,456,728
Fortuna Mining Corp. *	648,594	7,827,294
Freehold Royalties Ltd. (a)	349,922	4,442,492
G Mining Ventures Corp. *	474,033	17,859,586
Gibson Energy, Inc.	367,538	8,269,141
goeasy Ltd. (a)	25,614	781,002
Granite Real Estate Investment Trust	130,176	8,322,512
H&R Real Estate Investment Trust	557,980	3,984,709
Headwater Exploration, Inc.	473,595	4,939,900
Hudbay Minerals, Inc.	911,840	26,092,976
International Petroleum Corp. *	145,317	3,647,862
K92 Mining, Inc. *	507,994	10,736,655
Killam Apartment Real Estate Investment Trust	258,221	3,339,755
Kinaxis, Inc. *	59,053	7,543,602
Labrador Iron Ore Royalty Corp.	136,311	2,603,704
Leon's Furniture Ltd.	46,616	811,400
Lightspeed Commerce, Inc. *	269,710	2,842,432
Linamar Corp.	81,766	5,823,829
Maple Leaf Foods, Inc.	161,975	3,103,265
MDA Space Ltd. *	339,173	9,793,764
Methanex Corp.	156,301	9,195,636
Montage Gold Corp. *	578,484	8,120,391
NexGen Energy Ltd. *	1,323,808	13,846,365
NFI Group, Inc. *	198,901	3,335,821
NGEx Minerals Ltd. *	292,391	5,738,988
North West Co., Inc.	100,254	3,511,023
Northland Power, Inc.	558,606	8,357,129
Novagold Resources, Inc. *	737,719	6,343,223
OceanaGold Corp.	483,613	14,222,681
Onex Corp.	138,403	11,270,515
OR Royalties, Inc.	402,048	14,845,875
Paramount Resources Ltd., Class A	161,181	3,674,039
Parex Resources, Inc.	204,087	4,198,630
Perpetua Resources Corp. *	178,412	4,446,465
Pet Valu Holdings Ltd.	150,388	2,021,012
Peyto Exploration & Development Corp.	428,815	7,782,576
PrairieSky Royalty Ltd.	496,476	13,121,893
Premium Brands Holdings Corp.	100,308	5,740,052
Primaris Real Estate Investment Trust	250,285	3,861,788
Richelieu Hardware Ltd.	109,208	2,802,084
RioCan Real Estate Investment Trust	623,163	9,367,898
Russel Metals, Inc.	116,600	6,204,705
Seabridge Gold, Inc. *	201,119	6,399,307
Secure Waste Infrastructure Corp.	462,240	8,189,147
Sienna Senior Living, Inc.	225,216	3,385,632
Silvercorp Metals, Inc.	459,972	5,716,885
SECURITY	NUMBER OF SHARES	VALUE ($)
Skeena Resources Ltd. *	213,028	6,944,193
SmartCentres Real Estate Investment Trust	278,049	5,511,640
South Bow Corp.	446,766	16,893,511
Southern Cross Gold Consolidated Ltd. *	471,143	4,078,277
Sprott, Inc.	45,820	6,021,415
SSR Mining, Inc.	464,682	17,460,352
Stella-Jones, Inc.	116,664	5,805,850
Strathcona Resources Ltd.	133,547	4,120,180
Superior Plus Corp.	462,177	2,403,734
Tamarack Valley Energy Ltd.	1,009,848	9,877,760
TerraVest Industries, Inc.	34,278	2,903,356
Topaz Energy Corp.	274,555	6,369,248
Torex Gold Resources, Inc.	200,256	9,786,730
TransAlta Corp.	581,615	7,035,767
Transcontinental, Inc., Class A	155,561	613,806
Trekor Metals Ltd. *	768,202	6,959,978
Triple Flag Precious Metals Corp.	150,564	5,065,502
Trisura Group Ltd. *	99,920	2,993,347
Valor Gold Corp. *	96,510	311,884
Vermilion Energy, Inc.	328,945	4,216,513
Vizsla Silver Corp. *	729,106	2,945,245
Wesdome Gold Mines Ltd. *	319,881	7,665,330
West Fraser Timber Co. Ltd.	108,807	7,412,344
Westshore Terminals Investment Corp.	68,389	2,034,946
Winpak Ltd.	53,046	1,683,636
		861,088,005

Denmark 2.6%
AL Sydbank	137,856	14,556,144
ALK-Abello AS	283,094	9,185,279
Alm Brand AS	1,426,020	3,811,407
Ambu AS, Class B	285,380	3,155,220
Bavarian Nordic AS *	166,637	5,634,580
Chemometec AS	36,844	2,843,182
D/S Norden AS	37,853	2,115,199
Dfds AS *	64,567	1,506,995
FLSmidth & Co. AS	98,740	9,052,663
GN Store Nord AS *	279,076	4,191,799
Gubra AS *	14,172	835,525
ISS AS	285,568	12,788,945
Jyske Bank AS	84,562	14,401,808
Netcompany Group AS *(a)	86,749	4,205,816
NKT AS *	114,585	16,301,115
NTG Nordic Transport Group AS, Class A *	35,227	1,543,675
Per Aarsleff Holding AS	37,204	4,046,867
Ringkjoebing Landbobank AS	54,071	15,098,843
Royal Unibrew AS	104,550	6,953,429
Scandinavian Tobacco Group AS, A Shares	115,374	1,326,694
Schouw & Co. AS	24,578	2,982,832
TORM PLC, Class A	138,558	4,551,639
UIE PLC	26,026	1,599,503
Zealand Pharma AS *	150,246	7,004,149
		149,693,308

Finland 1.2%
Finnair OYJ *	186,276	970,672
Hiab OYJ, B shares	78,405	5,737,738
Huhtamaki OYJ	187,415	6,992,561
Kalmar OYJ, B Shares	78,556	3,540,523
Kemira OYJ	231,559	4,728,647
Konecranes OYJ	405,628	13,946,846
Lumo Kodit OYJ	342,571	3,221,246
See financial notes
30
Schwab International Equity ETFs | Annual Holdings and Financial Statements

Schwab International Small-Cap Equity ETF
Portfolio Holdings  as of August 31, 2026 (continued)

SECURITY	NUMBER OF SHARES	VALUE ($)
Mandatum OYJ	1,000,472	7,379,638
Metsa Board OYJ, B Shares *	312,389	1,244,647
Nokian Renkaat OYJ (a)	258,287	4,938,428
Outokumpu OYJ	780,173	5,111,241
QT Group OYJ *	39,384	1,644,199
Revenio Group OYJ *(a)	38,464	667,516
Terveystalo OYJ	165,470	1,464,639
Tieto OYJ	214,238	4,937,357
Tokmanni Group Corp. (a)	102,519	881,236
YIT OYJ *	275,322	1,071,376
		68,478,510

France 4.1%
Air France-KLM *	256,265	3,457,521
Altarea SCA	16,894	1,842,699
Alten SA	62,837	5,602,091
Antin Infrastructure Partners SA	116,989	1,189,076
ARGAN SA	35,868	3,016,491
Arkema SA	122,437	8,547,587
Beneteau SACA	72,501	490,986
Carmila SA	135,085	2,488,666
Clariane SE *	539,158	2,495,122
Coface SA	210,802	3,881,149
Derichebourg SA	192,809	2,066,094
Elior Group SA (a)	264,924	630,242
Elis SA	379,763	10,560,711
Emeis SA *	174,994	2,658,810
Equasens	11,061	420,144
Eramet SA *(a)	17,306	911,052
Etablissements Maurel et Prom SA	114,705	1,054,605
Eurazeo SE	73,053	4,264,131
Eutelsat Communications SACA *(a)	701,711	1,500,205
Exail Technologies SA *(a)	21,195	3,062,740
Exosens SAS	77,861	5,250,233
Fnac Darty SA	21,407	859,133
Forvia SE *	343,115	3,642,858
Gaztransport Et Technigaz SA	78,415	19,110,014
GL Events SACA	16,677	571,474
ICADE	95,553	2,018,986
ID Logistics Group SACA *	6,587	2,540,283
Imerys SA	67,391	1,949,205
Interparfums SA	53,710	1,765,623
IPSOS SA	70,767	3,173,032
JCDecaux SE	148,159	4,054,709
Lagardere SA	21,507	465,674
LISI SA	40,960	2,888,052
Manitou BF SA	20,737	495,010
Mercialys SA	195,600	2,522,018
Mersen SA	44,373	1,958,659
Metropole Television SA (a)	100,424	1,397,496
Nexans SA	85,862	13,913,346
Nexity SA *(a)	109,372	839,777
Opmobility	116,927	1,712,720
OVH Groupe SA *	52,473	911,851
Peugeot Invest SA	10,346	674,205
Planisware SA	47,035	1,368,627
Pluxee NV	154,392	2,880,227
Quadient SA	45,040	689,557
Remy Cointreau SA	47,837	2,541,654
Robertet SA	2,109	1,981,899
Rubis SCA	156,845	6,121,619
SEB SA	55,965	3,894,034
SES SA, Class A	793,151	4,508,958
Societe BIC SA	36,180	2,866,219
SOITEC *	53,579	7,151,070
Sopra Steria Group	29,085	6,037,401
Stef SA	6,953	1,006,344
SECURITY	NUMBER OF SHARES	VALUE ($)
Technip Energies NV	323,571	11,313,382
Teleperformance SE	105,388	8,532,579
Television Francaise 1 SA	190,391	1,510,510
Trigano SA	17,715	3,189,549
Ubisoft Entertainment SA *(a)	214,579	1,259,734
Valeo SE	445,066	7,439,463
Vallourec SACA	389,900	8,437,669
Verallia SA (a)	33,959	771,973
Vicat SACA	32,497	2,434,778
Virbac SACA	8,901	3,334,455
Viridien *	15,813	1,612,743
Vivendi SE	1,420,600	2,661,721
Voltalia SA *(a)	77,766	616,974
Vusion (a)	18,555	2,769,622
Wavestone	15,224	593,305
Wendel SE	51,465	5,108,347
Worldline SA *(a)	95,045	1,512,979
X-Fab Silicon Foundries SE *	106,296	747,014
		237,748,886

Germany 4.0%
1&1 AG	55,094	1,487,934
Adesso SE	5,811	431,328
AIXTRON SE	240,372	9,993,139
Alzchem Group AG	13,444	2,570,483
Aroundtown SA *	1,801,487	4,003,156
Atoss Software SE	18,692	2,206,002
Aurubis AG	55,695	11,451,064
Auto1 Group SE *	246,203	6,434,758
Befesa SA	79,111	3,322,015
Bilfinger SE	77,203	7,515,097
CANCOM SE	55,074	1,407,426
Carl Zeiss Meditec AG, Bearer Shares	73,328	2,737,613
Ceconomy AG *	296,957	1,414,275
Dermapharm Holding SE (a)	22,606	1,024,105
Deutsche Beteiligungs AG (a)	22,616	556,940
Deutsche EuroShop SE	31,593	686,994
Deutsche Pfandbriefbank AG *(a)	296,440	1,168,017
Deutz AG	307,448	4,549,854
Douglas AG *(a)	60,943	564,207
Duerr AG	106,096	2,277,495
Eckert & Ziegler SE	88,271	1,333,987
Elmos Semiconductor SE	13,329	2,034,461
Energiekontor AG (a)	15,082	451,996
Evotec SE *(a)	344,730	1,299,822
Fielmann Group AG	49,321	2,240,088
flatexDEGIRO SE	170,641	7,611,513
Freenet AG	251,608	7,119,641
Friedrich Vorwerk Group SE	16,045	1,451,889
Gerresheimer AG *(a)	65,454	2,138,001
GFT Technologies SE	34,401	1,012,991
Grand City Properties SA *	69,010	744,705
Grenke AG	51,545	702,928
HelloFresh SE *	297,562	952,605
Hornbach Holding AG & Co. KGaA	20,775	1,995,735
HUGO BOSS AG (a)	55,669	2,499,305
Hypoport SE *(a)	8,698	887,601
Indus Holding AG	41,972	1,801,484
IONOS Group SE *	102,324	4,193,363
Jenoptik AG	109,144	5,030,694
K&S AG (a)	378,688	7,262,481
Kontron AG *(a)	65,849	1,675,134
Krones AG	28,697	4,033,465
KWS Saat SE & Co. KGaA	21,348	1,944,149
Lanxess AG	182,012	3,160,804
Nagarro SE	13,165	1,195,870
Nordex SE *	269,260	11,804,025
See financial notes
Schwab International Equity ETFs | Annual Holdings and Financial Statements
31

Schwab International Small-Cap Equity ETF
Portfolio Holdings  as of August 31, 2026 (continued)

SECURITY	NUMBER OF SHARES	VALUE ($)
Norma Group SE	67,564	1,569,646
Ottobock SE & Co. KGaA	19,043	1,322,796
Patrizia SE	71,141	619,780
Pfeiffer Vacuum Technology AG	7,466	1,429,228
PNE AG (a)	78,369	666,364
ProSiebenSat.1 Media SE	111,113	493,559
Puma SE *	213,416	6,301,717
Redcare Pharmacy NV *(a)	34,799	2,520,343
Salzgitter AG	64,663	4,273,901
Schott Pharma AG & Co. KGaA	75,956	2,042,535
Secunet Security Networks AG	3,210	667,443
Siltronic AG *	21,777	1,998,396
Sixt SE (a)	26,416	2,244,594
SMA Solar Technology AG *	29,096	2,004,215
Springer Nature AG & Co. KGaA	63,555	1,452,885
Stabilus SE	47,466	952,758
Stroeer SE & Co. KGaA (a)	67,473	3,072,363
Suedzucker AG *(a)	115,740	1,718,188
TAG Immobilien AG	407,866	5,993,278
TeamViewer SE *	326,723	2,669,932
thyssenkrupp AG	1,057,772	17,754,821
Thyssenkrupp Nucera AG & Co. KGaA *(a)	52,839	497,774
Tkms AG& Co. KGaA *	52,502	5,360,695
TUI AG	962,793	7,866,683
United Internet AG	151,253	4,792,970
Verbio SE *	36,606	1,323,269
Vossloh AG (a)	20,257	1,438,891
Wacker Chemie AG *	36,214	3,947,909
Wacker Neuson SE	57,353	1,518,964
Wuestenrot & Wuerttembergische AG	41,855	702,055
		231,598,591

Hong Kong 1.1%
Beijing Tong Ren Tang Chinese Medicine Co. Ltd. (a)	538,107	409,794
Bright Smart Securities & Commodities Group Ltd. *	1,813,686	1,737,500
Cafe de Coral Holdings Ltd.	764,537	513,963
CGN Mining Co. Ltd.	7,106,261	2,379,541
China Animal Healthcare Ltd. *(b)	192,752	0
China Travel International Investment Hong Kong Ltd. (a)	3,577,230	527,050
Chow Sang Sang Holdings International Ltd.	756,016	1,353,042
Cirrus Aircraft Ltd.	149,391	913,958
CITIC Resources Holdings Ltd. *(a)	7,040,208	471,485
CITIC Telecom International Holdings Ltd.	3,496,749	1,088,371
Cowell e Holdings, Inc.	561,985	1,829,482
Dah Sing Financial Holdings Ltd.	393,874	2,284,070
Deep Source Holdings Ltd. *(a)	13,102,155	944,308
Duality Biotherapeutics, Inc. *	134,716	3,167,140
Envision Greenwise Holdings Ltd. *(a)	2,645,903	1,552,582
Fortune Real Estate Investment Trust	3,299,193	1,872,796
Giordano International Ltd.	2,298,239	407,505
Guotai Junan International Holdings Ltd.	5,031,409	1,842,020
HBM Holdings Ltd. *	1,394,911	2,512,487
HKBN Ltd. (a)	540,904	420,894
Huabao International Holdings Ltd.	1,925,571	778,649
Hutchison Telecommunications Hong Kong Holdings Ltd.	2,862,156	421,695
IGG, Inc.	1,633,023	637,436
Insilico Medicine Cayman TopCo *	150,412	839,236
LK Technology Holdings Ltd. (a)	1,223,411	213,804
Luk Fook Holdings International Ltd.	670,163	1,855,081
SECURITY	NUMBER OF SHARES	VALUE ($)
Melco International Development Ltd. *	1,931,813	760,226
MH Development NPV *(b)	459,925	0
Mongolian Mining Corp. *	1,109,154	1,533,712
Nanshan Aluminium International Holdings Ltd.	264,972	878,812
OSL Group Ltd. *(a)	1,254,669	1,875,770
Pacific Basin Shipping Ltd.	8,869,569	4,723,694
Prosperity REIT	3,119,467	584,952
Realord Technology Co. Ltd. *(a)	1,257,235	1,463,430
SmarTone Telecommunications Holdings Ltd.	708,450	435,139
Softcare Ltd.	340,118	1,375,345
Stella International Holdings Ltd.	1,245,500	1,968,511
SUNeVision Holdings Ltd.	1,269,677	794,429
Sunlight Real Estate Investment Trust	2,190,663	603,604
Super Hi International Holding Ltd. *	453,917	592,924
Superb Summit International Group Ltd. *(b)	1,120,000	0
SY Holdings Group Ltd.	1,083,289	896,833
Texhong International Group Ltd. *	449,309	358,218
Time Interconnect Technology Ltd. (a)	1,425,158	3,250,523
Truly International Holdings Ltd.	1,644,874	176,252
United Laboratories International Holdings Ltd. (a)	2,427,790	2,553,433
Value Partners Group Ltd.	2,087,663	521,962
Vitasoy International Holdings Ltd.	1,201,545	990,903
Vobile Group Ltd. *	4,063,207	1,588,628
VSTECS Holdings Ltd.	1,676,496	2,113,985
		61,015,174

Ireland 0.2%
Cairn Homes PLC	1,267,077	3,716,385
Glanbia PLC	424,386	10,914,279
		14,630,664

Israel 1.8%
Alony Hetz Properties & Investments Ltd.	348,216	3,705,476
Argo Properties NV *	41,840	1,829,780
Aryt Industries Ltd.	137,084	719,317
Ashtrom Group Ltd.	103,811	1,943,069
Aura Investments Ltd.	339,612	2,027,873
Bet Shemesh Engines Holdings 1997 Ltd. *	17,527	4,461,046
Blue Square Real Estate Ltd.	10,318	1,032,574
Cellcom Israel Ltd.	240,314	2,842,643
Danel Adir Yeoshua Ltd.	9,360	1,326,371
Delek Automotive Systems Ltd. *	107,902	701,889
Delta Galil Ltd.	24,665	1,493,353
Doral Group Renewable Energy Resources Ltd. *	240,061	5,245,266
Elco Ltd.	19,135	815,763
Electra Ltd.	88,401	3,470,869
Equital Ltd. *	48,178	1,732,495
Formula Systems 1985 Ltd.	20,014	2,557,038
Fox Wizel Ltd.	19,270	2,104,578
G City Ltd.	172,117	649,368
Generation Capital Ltd.	3,465,785	2,877,604
Gilat Satellite Networks Ltd. *	130,735	1,266,465
Hilan Ltd.	33,565	2,709,609
IDI Insurance Co. Ltd.	18,402	1,613,225
Inrom Construction Industries Ltd.	222,307	1,882,870
Isracard Ltd. *	414,950	1,565,536
Israel Canada TR Ltd.	408,686	1,957,712
Lapidoth Capital Ltd.	43,081	1,150,407
Max Stock Ltd.	225,563	2,855,514
See financial notes
32
Schwab International Equity ETFs | Annual Holdings and Financial Statements

Schwab International Small-Cap Equity ETF
Portfolio Holdings  as of August 31, 2026 (continued)

SECURITY	NUMBER OF SHARES	VALUE ($)
Meshek Energy Renewable Energies Ltd. *	655,134	2,281,577
Nayax Ltd. *	32,519	1,695,512
Oil Refineries Ltd.	4,549,721	3,212,996
One Software Technologies Ltd.	101,744	2,341,190
OY Nofar Energy Ltd. *	57,314	3,168,019
Partner Communications Co. Ltd.	315,148	3,882,384
Paz Retail & Energy Ltd.	22,152	6,418,556
Perion Network Ltd. *	85,944	835,143
Priortech Ltd. *	18,405	1,733,824
Qualitau Ltd.	10,743	1,177,241
Rami Levy Chain Stores Hashikma Marketing 2006 Ltd.	18,233	2,134,862
Reit 1 Ltd.	433,454	3,124,657
Sella Capital Real Estate Ltd.	517,366	1,518,919
Summit Real Estate Holdings Ltd.	81,953	1,318,793
Tel Aviv Stock Exchange Ltd.	195,399	8,291,136
Turpaz Industries Ltd.	130,810	2,476,783
YH Dimri Construction & Development Ltd.	23,453	2,890,014
		105,039,316

Italy 2.4%
ACEA SpA	108,913	2,651,718
Alerion Cleanpower SpA	12,037	270,975
Amplifon SpA	301,909	4,248,698
Anima Holding SpA	66,639	542,629
Ariston Holding NV	163,157	734,212
Arnoldo Mondadori Editore SpA	236,183	576,135
Azimut Holding SpA	240,476	10,818,713
Banca Generali SpA	119,261	9,150,138
Banca IFIS SpA (a)	65,172	1,129,500
BFF Bank SpA *(a)	401,180	1,465,137
Brembo NV	312,387	3,672,230
Carel Industries SpA	98,750	3,079,908
Cementir Holding NV	84,838	1,425,001
Credito Emiliano SpA	145,095	3,418,037
Danieli & C Officine Meccaniche SpA	24,640	1,903,350
De' Longhi SpA	148,785	7,314,105
DiaSorin SpA	43,061	3,795,490
El.En. SpA	100,518	1,801,632
Enav SpA	532,610	3,096,491
ERG SpA	107,863	2,789,035
Fincantieri SpA *	272,929	3,959,757
GVS SpA *	146,385	811,094
Intercos SpA	109,594	1,784,807
Iren SpA	1,328,604	3,808,878
Italmobiliare SpA	36,927	1,115,254
Iveco Group NV	406,334	6,579,643
Juventus Football Club SpA *(a)	196,720	475,301
Lottomatica Group SpA	504,901	14,908,644
Maire SpA	302,400	4,383,820
MARR SpA (a)	68,098	488,063
MFE-MediaForEurope NV, Class A	657,980	1,968,860
MFE-MediaForEurope NV, Class B (a)	105,605	447,993
Moltiply Group SpA	30,697	1,346,075
Piaggio & C SpA (a)	390,419	908,835
RAI Way SpA	190,103	1,003,643
Rizzoli Corriere Della Sera Mediagroup SpA	368,041	398,445
Saipem SpA	2,786,067	14,773,681
Salvatore Ferragamo SpA *	133,792	1,486,523
Sanlorenzo SpA	28,269	1,245,845
Sesa SpA	14,843	1,641,402
SOL SpA	78,185	5,113,146
Tamburi Investment Partners SpA	201,260	2,298,092
Technogym SpA	234,030	3,599,282
SECURITY	NUMBER OF SHARES	VALUE ($)
Webuild SpA (a)	895,540	2,313,535
Zignago Vetro SpA (a)	66,593	536,066
		141,279,818

Japan 20.4%
& ST HD Co. Ltd.	55,378	1,172,095
A&D HOLON Holdings Co. Ltd.	54,995	999,377
ADEKA Corp.	178,274	5,203,263
Aeon Hokkaido Corp. (a)	86,988	472,811
Ai Holdings Corp.	78,501	1,468,806
Aica Kogyo Co. Ltd.	112,655	2,928,275
Aichi Corp.	48,373	448,002
Aichi Financial Group, Inc.	392,657	4,858,576
Aichi Steel Corp.	59,355	1,215,385
Aida Engineering Ltd.	86,059	635,897
Ain Holdings, Inc.	58,518	2,253,582
Aiphone Co. Ltd.	24,162	433,780
Airman Corp.	45,719	750,365
Aisan Industry Co. Ltd.	73,807	1,101,825
Aizawa Securities Group Co. Ltd.	37,366	434,039
Akatsuki, Inc.	19,754	489,845
Akita Bank Ltd.	36,367	2,042,719
Alconix Corp.	61,368	1,300,796
Alpen Co. Ltd.	22,586	337,598
Altech Corp.	110,928	617,521
Anest Iwata Corp.	75,640	941,622
Anicom Holdings, Inc.	114,557	793,388
Anritsu Corp.	269,563	5,777,978
Anycolor, Inc.	68,886	1,309,177
AOKI Holdings, Inc.	73,880	819,321
Aoyama Trading Co. Ltd.	262,416	1,270,219
Appier Group, Inc.	153,106	1,377,710
Arata Corp.	59,362	1,012,940
ARCHION Corp. *	2,761,744	4,773,107
ARCLANDS Corp.	110,396	1,281,657
Arcs Co. Ltd.	87,297	2,047,198
ARE Holdings, Inc.	170,611	4,220,003
Argo Graphics, Inc.	126,067	1,057,828
Ariake Japan Co. Ltd.	36,892	1,249,793
Arisawa Manufacturing Co. Ltd.	64,406	1,097,396
Artience Co. Ltd.	65,494	2,116,216
As One Corp.	127,496	2,016,288
Asahi Diamond Industrial Co. Ltd. (a)	99,440	757,810
Asahi Kogyosha Co. Ltd.	42,900	1,057,087
Asahi Yukizai Corp.	27,126	1,010,675
Asanuma Corp.	139,238	794,300
ASKA Pharmaceutical Holdings Co. Ltd.	42,190	558,764
ASKUL Corp. (a)	75,261	613,135
Atom Corp. *(a)	275,532	667,716
Aucnet, Inc.	74,991	678,086
Autobacs Seven Co. Ltd.	125,848	1,245,911
Avex, Inc.	67,524	548,412
Awa Bank Ltd.	68,924	4,324,609
Axial Retailing, Inc.	133,010	1,071,943
AZ-COM MARUWA Holdings, Inc. (a)	111,264	630,539
Bando Chemical Industries Ltd.	52,113	815,821
Bank of Iwate Ltd.	116,382	1,893,362
Bank of Nagoya Ltd.	89,124	4,057,306
Bank of Saga Ltd.	31,513	1,298,447
Bank of the Ryukyus Ltd.	76,050	1,550,097
baudroie, Inc.	24,278	450,913
Belc Co. Ltd.	24,309	1,039,672
Bell System24 Holdings, Inc.	77,117	673,648
Belluna Co. Ltd.	96,391	655,503
BML, Inc.	45,591	1,047,741
Broadleaf Co. Ltd.	230,673	722,230
See financial notes
Schwab International Equity ETFs | Annual Holdings and Financial Statements
33

Schwab International Small-Cap Equity ETF
Portfolio Holdings  as of August 31, 2026 (continued)

SECURITY	NUMBER OF SHARES	VALUE ($)
BRONCO BILLY Co. Ltd.	43,887	794,773
Buffalo, Inc.	22,127	437,150
Bunka Shutter Co. Ltd.	124,739	1,488,791
Business Engineering Corp.	63,312	580,808
C Uyemura & Co. Ltd.	21,051	2,635,082
Cawachi Ltd. (a)	27,035	630,611
CCI Group, Inc.	396,456	3,214,944
Central Automotive Products Ltd.	89,293	1,232,919
Central Glass Co. Ltd.	47,757	1,365,169
Change Holdings, Inc. (a)	77,495	500,312
Chiba Kogyo Bank Ltd.	104,114	1,723,770
Chiyoda Corp. *	353,256	1,588,264
Chofu Seisakusho Co. Ltd.	42,946	569,315
Chori Co. Ltd.	23,454	627,124
Chubu Shiryo Co. Ltd.	53,486	674,541
Chubu Steel Plate Co. Ltd.	38,643	519,289
Chudenko Corp.	62,597	1,983,411
Chugoku Marine Paints Ltd.	89,341	2,011,214
Chuo Spring Co. Ltd. (a)	20,011	466,144
Citizen Watch Co. Ltd.	460,581	8,150,549
CKD Corp.	124,771	4,367,512
CMK Corp. (a)	120,559	574,504
COLOPL, Inc.	163,479	454,521
Colowide Co. Ltd. (a)	185,878	2,497,850
Comforia Residential REIT, Inc.	4,108	2,546,680
Computer Engineering & Consulting Ltd.	50,280	808,535
Comture Corp.	45,424	388,833
Cosel Co. Ltd.	49,600	414,019
CRE Logistics REIT, Inc.	1,173	988,671
Create Restaurants Holdings, Inc. (a)	557,075	2,626,741
Create SD Holdings Co. Ltd.	56,071	1,192,029
Cresco Ltd.	61,989	798,856
CTI Engineering Co. Ltd.	42,972	870,500
Curves Holdings Co. Ltd.	95,310	566,387
Cybozu, Inc. (a)	49,642	1,013,388
Dai Nippon Toryo Co. Ltd.	49,582	500,493
Dai-Dan Co. Ltd.	199,652	3,444,324
Daido Metal Co. Ltd. (a)	88,040	676,446
Daiei Kankyo Co. Ltd.	80,038	1,947,134
Daihen Corp.	41,981	3,383,296
Daiichi Jitsugyo Co. Ltd.	43,491	1,040,331
Daiichikosho Co. Ltd.	149,227	1,775,922
Daiki Aluminium Industry Co. Ltd.	65,520	781,587
Daikyonishikawa Corp.	85,243	611,185
Dainichiseika Color & Chemicals Manufacturing Co. Ltd.	118,419	1,028,505
Daio Paper Corp.	202,045	1,244,950
Daiseki Co. Ltd.	91,010	2,162,766
Daishi Hokuetsu Financial Group, Inc.	511,370	8,332,038
Daito Pharmaceutical Co. Ltd.	49,467	412,909
Daiwa Ltd.	52,759	574,520
Daiwabo Holdings Co. Ltd.	178,897	4,262,520
DCM Holdings Co. Ltd.	216,286	2,157,510
DeNA Co. Ltd. (a)	112,259	1,807,658
Denka Co. Ltd.	173,629	3,658,609
Denyo Co. Ltd.	33,799	881,511
Digital Arts, Inc.	23,760	683,661
Digital Garage, Inc.	42,266	611,116
Dip Corp. (a)	70,530	813,527
DKS Co. Ltd.	20,165	1,734,977
Doshisha Co. Ltd.	42,564	808,928
Doutor Nichires Holdings Co. Ltd.	56,474	1,204,133
DTS Corp.	289,063	2,077,988
Duskin Co. Ltd.	82,676	2,443,082
DyDo Group Holdings, Inc.	35,070	669,799
Eagle Industry Co. Ltd.	48,830	937,186
Earth Corp.	34,304	1,062,233
SECURITY	NUMBER OF SHARES	VALUE ($)
EDION Corp.	173,157	2,766,045
eGuarantee, Inc.	64,694	709,347
Ehime Bank Ltd.	66,688	1,313,340
Eiken Chemical Co. Ltd.	70,009	1,019,261
Eizo Corp.	62,665	1,238,035
Elecom Co. Ltd.	101,877	1,288,654
en, Inc.	54,022	576,771
Enplas Corp.	13,915	907,945
eRex Co. Ltd.	58,936	321,077
ES-Con Japan Ltd. (a)	76,891	538,302
ESCON Japan REIT Investment Corp.	612	419,254
Eslead Corp.	15,197	510,072
ESPEC Corp.	38,928	975,059
euglena Co. Ltd. (a)	245,469	544,137
Exedy Corp.	61,493	2,391,255
FCC Co. Ltd.	68,029	1,780,652
Feed One Co. Ltd.	45,362	407,617
Ferrotec Corp.	88,880	5,181,582
FIDEA Holdings Co. Ltd.	36,792	663,521
Financial Partners Group Co. Ltd.	116,341	1,256,697
First Bank of Toyama Ltd.	123,972	2,643,318
Fixstars Corp. (a)	57,398	827,032
FP Corp.	94,868	1,668,707
France Bed Holdings Co. Ltd. (a)	47,773	394,282
Fudo Tetra Corp.	26,771	477,099
Fuji Co. Ltd.	69,162	890,429
Fuji Corp.	164,273	7,338,511
Fuji Kyuko Co. Ltd.	76,301	1,333,518
Fuji Pharma Co. Ltd.	30,966	347,675
Fuji Seal International, Inc.	77,432	1,614,631
Fujibo Holdings, Inc.	67,506	1,458,378
Fujicco Co. Ltd.	43,214	441,625
Fujimi, Inc.	109,920	2,450,391
Fujio Food Group, Inc. (a)	76,721	555,848
Fujita Kanko, Inc.	83,005	1,577,508
Fukuda Corp.	25,382	767,683
Fukuda Denshi Co. Ltd.	29,533	2,259,891
Fukui Bank Ltd.	45,912	2,012,486
Fukui Computer Holdings, Inc.	18,902	369,293
Fukuoka REIT Corp.	1,504	1,657,560
Fukuyama Transporting Co. Ltd.	44,778	1,769,305
Funai Soken Holdings, Inc. (a)	162,500	1,209,884
Furukawa Co. Ltd.	51,199	1,431,501
Furuno Electric Co. Ltd.	54,083	2,567,076
Furuya Metal Co. Ltd.	35,449	2,022,232
Fuso Chemical Co. Ltd.	133,041	2,499,283
Futaba Industrial Co. Ltd.	114,598	808,741
Future Corp.	82,458	1,264,533
G-7 Holdings, Inc.	46,585	422,691
Gakken Holdings Co. Ltd.	72,491	473,453
Galilei Holdings Co. Ltd.	49,543	1,095,130
Genki Global Dining Concepts Corp.	22,156	495,994
Genky DrugStores Co. Ltd.	34,071	780,863
Geo Holdings Corp.	42,733	652,655
Gift Holdings, Inc.	45,118	685,408
Giken Ltd. (a)	33,233	401,847
Global One Real Estate Investment Corp.	2,212	1,552,742
GLOBERIDE, Inc.	41,021	641,407
Glory Ltd.	101,302	3,078,485
GMO Financial Holdings, Inc. (a)	69,641	531,591
Godo Steel Ltd.	22,100	422,086
Goldcrest Co. Ltd.	30,843	641,215
G-Tekt Corp.	58,829	862,017
GungHo Online Entertainment, Inc.	84,819	1,418,120
Gunze Ltd.	61,854	1,613,212
H.U. Group Holdings, Inc.	120,536	2,728,562
H2O Retailing Corp.	163,555	3,119,625
See financial notes
34
Schwab International Equity ETFs | Annual Holdings and Financial Statements

Schwab International Small-Cap Equity ETF
Portfolio Holdings  as of August 31, 2026 (continued)

SECURITY	NUMBER OF SHARES	VALUE ($)
Hakuto Co. Ltd.	21,133	701,368
Halows Co. Ltd.	24,252	625,682
Hamakyorex Co. Ltd.	126,291	1,470,146
Hankyu Hanshin REIT, Inc.	1,402	1,197,488
Hanwa Co. Ltd.	331,115	3,887,665
Happinet Corp.	59,298	1,418,444
Hazama Ando Corp.	314,821	3,787,039
Health Care & Medical Investment Corp.	654	391,921
Heiwa Corp.	111,829	1,554,591
Heiwa Real Estate Co. Ltd.	87,361	1,302,524
Heiwa Real Estate REIT, Inc.	2,202	1,818,741
Heiwado Co. Ltd. (a)	71,984	1,201,724
Hibiya Engineering Ltd.	55,755	1,030,994
Hiday Hidaka Corp.	49,965	938,007
HI-LEX Corp.	41,276	696,054
Hioki EE Corp.	21,061	1,434,883
Hirata Corp.	50,798	1,138,776
HIS Co. Ltd.	112,673	829,023
Hisaka Works Ltd.	41,466	472,317
Hochiki Corp.	102,204	1,245,430
Hokkaido Electric Power Co., Inc. (a)	409,594	2,830,314
Hokkaido Gas Co. Ltd.	165,178	882,287
Hokkan Holdings Ltd.	28,004	483,992
Hokuetsu Corp.	199,515	1,155,649
Hokuriku Electric Power Co.	390,107	2,489,239
Hokuto Corp.	46,829	638,970
Hoosiers Holdings Co. Ltd.	63,420	530,966
Hoshino Resorts REIT, Inc.	1,134	1,726,972
Hosiden Corp.	97,409	1,656,066
Hosokawa Micron Corp.	28,142	985,089
Hulic Reit, Inc.	2,694	2,530,449
Hyakugo Bank Ltd.	469,124	7,205,994
Hyakujushi Bank Ltd.	198,383	3,894,491
Ichibanya Co. Ltd. (a)	142,463	973,275
Ichigo Office REIT Investment Corp.	1,904	1,158,889
Ichigo, Inc.	363,558	915,184
Ichiyoshi Securities Co. Ltd.	69,397	756,568
Idec Corp.	57,269	1,343,013
IDOM, Inc. (a)	122,099	956,485
Iino Kaiun Kaisha Ltd.	174,200	1,934,041
I'll, Inc.	21,146	335,407
Imperial Hotel Ltd.	109,898	684,045
Inaba Denki Sangyo Co. Ltd.	208,588	4,029,519
Inabata & Co. Ltd.	96,250	2,673,025
Ines Corp.	37,141	548,643
Infomart Corp.	507,000	2,057,272
Insource Co. Ltd.	91,155	426,964
Intage Holdings, Inc.	37,264	503,091
Inui Global Logistics Co. Ltd.	49,376	670,941
Iriso Electronics Co. Ltd.	34,071	606,129
Ise Chemicals Corp. (a)	41,217	1,124,018
Iseki & Co. Ltd.	42,828	498,558
Ishihara Sangyo Kaisha Ltd.	66,558	1,331,618
Istyle, Inc.	162,378	549,072
Itochu Enex Co. Ltd.	95,190	1,350,703
Itoki Corp.	93,729	1,565,329
Iwaki Co. Ltd.	21,699	561,855
Izumi Co. Ltd.	237,779	1,535,115
J Trust Co. Ltd.	153,652	675,436
JAC Recruitment Co. Ltd.	160,197	1,010,165
Jaccs Co. Ltd.	49,071	1,175,344
JAFCO Group Co. Ltd.	110,965	1,624,225
Japan Aviation Electronics Industry Ltd.	91,929	1,429,924
Japan Display, Inc. *(a)	1,732,074	531,461
Japan Elevator Service Holdings Co. Ltd.	303,528	2,965,050
SECURITY	NUMBER OF SHARES	VALUE ($)
Japan Engine Corp. (a)	9,516	686,461
Japan Excellent, Inc.	2,322	2,003,642
Japan Investment Adviser Co. Ltd.	60,201	803,710
Japan Lifeline Co. Ltd.	117,582	1,175,121
Japan Material Co. Ltd.	143,587	1,933,135
Japan Petroleum Exploration Co. Ltd.	315,088	3,780,385
Japan Pulp & Paper Co. Ltd.	168,966	1,277,072
Japan Securities Finance Co. Ltd.	157,571	2,470,696
Japan Transcity Corp.	94,992	854,181
Japan Wool Textile Co. Ltd.	109,555	1,355,588
JBCC Holdings, Inc.	104,365	1,170,467
JCR Pharmaceuticals Co. Ltd. (a)	166,308	544,658
JCU Corp.	39,333	1,337,413
JDC Corp.	118,510	409,640
JINS Holdings, Inc. (a)	26,224	983,636
JM Holdings Co. Ltd.	54,937	500,882
J-Oil Mills, Inc.	43,962	638,666
Joshin Corp.	43,487	1,233,577
Joyful Honda Co. Ltd.	108,532	1,519,631
JP-Holdings, Inc.	89,538	376,778
JSP Corp.	29,498	581,851
Juroku Financial Group, Inc.	323,603	5,345,594
JVCKenwood Corp.	313,695	2,031,126
K&O Energy Group, Inc.	54,778	694,608
Kaga Electronics Co. Ltd.	78,751	2,500,188
Kaken Pharmaceutical Co. Ltd.	64,575	1,617,458
Kameda Seika Co. Ltd.	94,587	840,471
Kamei Corp.	38,528	1,123,065
Kanaden Corp.	23,081	373,904
Kanadevia Corp.	356,585	2,648,234
Kanamoto Co. Ltd.	66,741	2,311,141
Kanematsu Corp.	343,093	4,848,999
Kanro, Inc.	52,146	354,290
Kanto Denka Kogyo Co. Ltd.	103,852	1,494,423
Kappa Create Co. Ltd. *(a)	43,973	453,787
Kasumigaseki Capital Co. Ltd. (a)	40,483	1,951,965
Katakura Industries Co. Ltd.	45,348	863,258
Katitas Co. Ltd.	111,010	2,679,755
Kato Sangyo Co. Ltd.	44,214	1,849,460
Kawada Technologies, Inc.	91,896	798,720
KeePer Technical Laboratory Co. Ltd.	27,854	587,795
Keihanshin Building Co. Ltd.	148,154	1,041,842
Keiyo Bank Ltd.	232,996	4,153,791
Key Coffee, Inc. (a)	39,725	506,964
KH Neochem Co. Ltd.	63,895	1,388,369
Kisoji Co. Ltd. (a)	55,154	854,793
Kissei Pharmaceutical Co. Ltd.	66,139	1,695,978
Ki-Star Real Estate Co. Ltd.	36,434	811,064
Kitz Corp.	149,240	1,793,366
Kiyo Bank Ltd.	119,187	3,798,878
Koa Corp.	77,996	1,150,196
Koatsu Gas Kogyo Co. Ltd.	65,655	510,620
Kohnan Shoji Co. Ltd.	35,146	988,168
Kojima Co. Ltd. (a)	65,815	570,799
KOMEDA Holdings Co. Ltd.	96,922	1,795,268
Komehyo Holdings Co. Ltd.	13,297	439,639
Komeri Co. Ltd.	56,597	1,368,010
Komori Corp.	87,645	1,118,510
Konishi Co. Ltd.	106,331	969,460
Konoike Transport Co. Ltd.	63,100	1,152,194
Kosaido Holdings Co. Ltd. (a)	131,798	458,047
Koshidaka Holdings Co. Ltd. (a)	104,004	666,897
KPP Group Holdings Co. Ltd.	91,860	636,770
Kumagai Gumi Co. Ltd.	280,423	2,268,741
Kumiai Chemical Industry Co. Ltd. (a)	185,230	903,561
Kura Sushi, Inc. (a)	84,341	924,242
Kurabo Industries Ltd.	31,060	2,219,197
Kureha Corp.	64,748	1,840,733
See financial notes
Schwab International Equity ETFs | Annual Holdings and Financial Statements
35

Schwab International Small-Cap Equity ETF
Portfolio Holdings  as of August 31, 2026 (continued)

SECURITY	NUMBER OF SHARES	VALUE ($)
Kurimoto Ltd.	112,916	1,263,539
KYB Corp.	66,136	1,985,799
Kyodo Printing Co. Ltd.	41,568	460,464
Kyoei Steel Ltd.	43,926	567,453
Kyokuto Kaihatsu Kogyo Co. Ltd.	63,158	912,794
Kyokuto Securities Co. Ltd.	51,180	622,063
Kyokuyo Co. Ltd.	24,849	740,670
Kyorin Pharmaceutical Co. Ltd.	82,542	610,427
Kyoritsu Maintenance Co. Ltd.	159,384	3,441,285
Kyosan Electric Manufacturing Co. Ltd.	108,463	691,414
Leopalace21 Corp.	444,375	1,792,025
Life Corp.	81,371	1,377,287
Lifedrink Co., Inc.	79,412	771,768
Lifenet Insurance Co. *	126,324	1,143,834
Link & Motivation, Inc. (a)	111,169	516,531
Lintec Corp.	88,886	3,077,990
LITALICO, Inc.	55,050	658,759
M&A Capital Partners Co. Ltd.	29,626	797,719
Maeda Kosen Co. Ltd.	94,302	1,218,819
Makino Milling Machine Co. Ltd.	46,428	4,462,693
Mani, Inc.	145,512	1,433,297
Mars Group Holdings Corp.	26,967	546,280
Marudai Food Co. Ltd.	41,008	584,196
Marusan Securities Co. Ltd.	129,146	1,056,168
Maruzen Showa Unyu Co. Ltd.	28,916	1,334,487
Matsuda Sangyo Co. Ltd.	34,022	1,489,175
Matsui Securities Co. Ltd.	220,967	1,659,034
Matsuya Co. Ltd. (a)	74,862	1,060,383
Matsuyafoods Holdings Co. Ltd.	18,934	639,057
Max Co. Ltd.	304,716	3,541,456
Maxell Ltd.	68,731	1,131,493
Maxvalu Tokai Co. Ltd.	23,511	510,133
MEC Co. Ltd.	32,105	1,342,944
Medley, Inc. *	43,631	763,088
Megachips Corp.	19,858	1,354,166
Megmilk Snow Brand Co. Ltd.	97,860	2,285,718
Meidensha Corp.	82,078	6,100,791
Meiko Electronics Co. Ltd.	41,078	5,105,973
Meisei Industrial Co. Ltd.	72,739	783,438
MEITEC Group Holdings, Inc.	162,247	3,477,701
Menicon Co. Ltd.	123,806	1,480,757
METAWATER Co. Ltd.	49,716	972,870
Micronics Japan Co. Ltd.	67,350	5,415,160
Midac Holdings Co. Ltd.	21,842	280,112
Mie Kotsu Group Holdings, Inc. (a)	124,344	480,417
Milbon Co. Ltd.	54,162	1,122,616
Mirai Corp.	3,649	935,700
Mirait One Corp.	170,732	3,875,535
Mirarth Holdings, Inc.	232,662	677,465
MIRARTH Real Estate Investment Corp. (a)	1,974	976,524
Miroku Jyoho Service Co. Ltd.	35,132	457,368
Mitani Sekisan Co. Ltd.	68,224	911,675
Mitsuba Corp.	89,730	750,115
Mitsubishi Estate Logistics REIT Investment Corp. (a)	2,746	1,948,225
Mitsubishi Pencil Co. Ltd.	95,623	1,901,143
Mitsubishi Research Institute, Inc.	19,996	646,103
Mitsuboshi Belting Ltd.	49,435	1,377,537
Mitsui DM Sugar Co. Ltd.	32,216	739,357
Mitsui High-Tec, Inc.	223,336	1,327,192
Mitsui-Soko Holdings Co. Ltd.	145,086	3,043,540
Mitsuuroko Group Holdings Co. Ltd.	76,570	1,128,688
MIXI, Inc.	66,100	1,506,647
Miyaji Engineering Group, Inc.	53,039	534,392
Miyazaki Bank Ltd.	161,535	2,680,533
Mizuho Leasing Co. Ltd.	284,955	2,451,725
Mizuno Corp.	124,207	3,169,439
SECURITY	NUMBER OF SHARES	VALUE ($)
Mochida Pharmaceutical Co. Ltd.	46,623	957,597
Monex Group, Inc.	357,130	1,661,590
Monogatari Corp.	68,355	2,491,162
Mori Trust Reit, Inc. (a)	4,956	2,243,770
Morinaga & Co. Ltd.	150,000	2,383,450
Morita Holdings Corp.	74,499	1,169,069
MOS Food Services, Inc.	52,034	1,278,897
Muninova Holdings, Inc.	645,371	1,798,366
m-up Holdings, Inc.	138,211	721,801
Murakami Corp.	14,533	618,832
Musashi Seimitsu Industry Co. Ltd.	92,742	1,878,709
Musashino Bank Ltd.	195,130	3,455,510
Nachi-Fujikoshi Corp.	30,770	1,082,860
Nagaileben Co. Ltd.	36,287	386,740
Nagawa Co. Ltd. (a)	21,299	694,873
Nakanishi, Inc.	128,848	2,521,369
Namura Shipbuilding Co. Ltd.	121,449	3,680,849
Nanto Bank Ltd.	306,148	3,778,564
NEC Capital Solutions Ltd.	19,890	529,960
Neturen Co. Ltd.	61,640	589,400
Nextage Co. Ltd.	96,355	2,042,404
Nichicon Corp.	123,521	2,134,807
Nichiden Corp.	29,443	565,095
Nichiha Corp.	49,297	950,780
Nichireki Group Co. Ltd.	55,235	777,188
Nihon Dengi Co. Ltd. (a)	90,460	1,339,099
Nihon M&A Center Holdings, Inc.	620,108	2,661,461
Nihon Nohyaku Co. Ltd.	84,885	679,314
Nihon Parkerizing Co. Ltd.	197,978	2,178,198
Nihon Tokushu Toryo Co. Ltd.	31,693	539,413
Nikkiso Co. Ltd.	108,622	2,560,893
Nippn Corp.	139,990	2,575,476
Nippon Beet Sugar Manufacturing Co. Ltd.	20,589	700,074
Nippon Carbon Co. Ltd.	21,496	705,339
Nippon Ceramic Co. Ltd.	32,241	767,186
Nippon Chemi-Con Corp.	44,505	818,226
Nippon Denko Co. Ltd.	170,157	469,891
Nippon Densetsu Kogyo Co. Ltd.	68,483	1,700,336
Nippon Fine Chemical Co. Ltd.	22,397	387,647
Nippon Gas Co. Ltd.	215,810	4,125,789
Nippon Kanzai Holdings Co. Ltd.	37,167	671,215
Nippon Light Metal Holdings Co. Ltd.	122,948	2,332,775
Nippon Paper Industries Co. Ltd.	236,406	2,096,189
Nippon Parking Development Co. Ltd., Class C	383,913	649,091
NIPPON REIT Investment Corp.	3,589	1,851,865
Nippon Rietec Co. Ltd.	28,577	453,453
Nippon Seiki Co. Ltd.	104,747	1,797,218
Nippon Sheet Glass Co. Ltd. *	218,807	674,117
Nippon Signal Co. Ltd.	101,767	1,186,575
Nippon Soda Co. Ltd.	98,725	2,479,021
Nippon Thompson Co. Ltd.	111,653	1,255,699
Nippon Yakin Kogyo Co. Ltd.	26,364	903,041
Nishikawa Rubber Co. Ltd.	48,790	1,145,700
Nishimatsu Construction Co. Ltd.	61,898	2,160,102
Nishimatsuya Chain Co. Ltd. (a)	70,094	881,799
Nishi-Nippon Financial Holdings, Inc.	256,630	7,842,164
Nishi-Nippon Railroad Co. Ltd.	155,463	3,043,159
Nishio Holdings Co. Ltd.	41,020	1,193,136
Nissan Shatai Co. Ltd.	141,903	823,721
Nissei ASB Machine Co. Ltd.	18,075	1,013,001
Nissha Co. Ltd.	92,643	743,140
Nisshin Oillio Group Ltd.	158,040	2,029,744
Nisshinbo Holdings, Inc.	310,555	4,460,114
Nissui Corp.	595,475	4,756,119
Nitta Corp.	36,382	1,535,519
Nittetsu Mining Co. Ltd.	113,403	2,712,668
See financial notes
36
Schwab International Equity ETFs | Annual Holdings and Financial Statements

Schwab International Small-Cap Equity ETF
Portfolio Holdings  as of August 31, 2026 (continued)

SECURITY	NUMBER OF SHARES	VALUE ($)
Nitto Boseki Co. Ltd. (a)	313,241	6,276,785
Nitto Kogyo Corp.	54,499	1,513,529
Nittoku Co. Ltd.	25,227	394,925
Noevir Holdings Co. Ltd.	37,202	1,146,146
Nohmi Bosai Ltd.	48,363	1,296,181
Nojima Corp.	382,526	3,061,262
Nomura Co. Ltd.	169,058	1,342,343
Nomura Micro Science Co. Ltd.	66,738	1,475,219
Noritake Co. Ltd.	108,998	2,521,980
Noritsu Koki Co. Ltd.	114,796	1,516,045
Noritz Corp.	64,501	975,421
North Pacific Bank Ltd.	708,362	5,757,562
NPR-RIKEN Corp.	47,978	1,197,234
NS United Kaiun Kaisha Ltd.	23,624	1,554,765
NSD Co. Ltd.	147,022	2,726,943
NTN Corp.	1,183,414	2,777,442
NTT UD REIT Investment Corp.	2,764	2,251,770
Nxera Pharma Co. Ltd. *	163,904	1,165,941
Obara Group, Inc.	16,511	590,362
Ogaki Kyoritsu Bank Ltd.	73,807	3,812,942
Ohsho Food Service Corp.	73,599	1,364,643
Oiles Corp.	41,620	764,925
Oisix, Inc.	58,377	622,902
Oita Bank Ltd.	147,132	2,833,094
Okabe Co. Ltd.	75,380	454,560
Okamoto Industries, Inc.	25,326	1,016,561
Okamura Corp.	152,180	2,280,389
Okasan Securities Group, Inc.	384,120	2,970,589
Oki Electric Industry Co. Ltd.	179,559	3,235,986
Okinawa Cellular Telephone Co.	82,307	2,144,069
Okinawa Electric Power Co., Inc.	107,112	793,472
Okinawa Financial Group, Inc.	40,112	1,878,817
OKUMA Corp. (a)	98,976	2,974,951
Okumura Corp.	63,513	2,318,675
Okura Industrial Co. Ltd.	19,511	698,850
One REIT, Inc.	1,707	802,753
Onward Holdings Co. Ltd.	235,621	1,109,534
Open Up Group, Inc.	130,478	1,688,015
Optex Group Co. Ltd.	72,678	1,490,469
Optorun Co. Ltd.	60,613	1,005,441
Orient Corp.	155,641	844,990
Oriental Shiraishi Corp.	226,187	504,227
Osaka Organic Chemical Industry Ltd.	29,968	849,151
Osaka Soda Co. Ltd.	192,957	2,544,647
Osaka Steel Co. Ltd. *(a)	28,763	495,308
OSAKA Titanium Technologies Co. Ltd. (a)	66,463	1,111,636
Osaki Electric Co. Ltd.	65,114	631,181
OSG Corp.	146,507	3,406,371
Oyo Corp.	37,498	668,504
Pacific Metals Co. Ltd. (a)	33,991	565,967
Pack Corp.	79,474	766,398
PAL GROUP Holdings Co. Ltd.	202,475	1,914,507
Pasona Group, Inc.	34,204	372,465
Penta-Ocean Construction Co. Ltd.	562,845	5,129,909
PeptiDream, Inc. *	199,906	1,364,461
PHC Holdings Corp.	65,992	660,354
Pigeon Corp.	236,362	3,130,377
PILLAR Corp.	38,824	2,479,757
Pilot Corp.	196,899	2,597,249
Piolax, Inc.	39,711	431,936
PKSHA Technology, Inc. *(a)	36,611	755,398
Plus Alpha Consulting Co. Ltd.	54,688	767,437
Premium Group Co. Ltd.	69,461	915,157
Press Kogyo Co. Ltd.	143,504	907,599
Prestige International, Inc.	193,957	873,259
Prima Meat Packers Ltd.	49,496	760,905
Procrea Holdings, Inc.	55,653	1,617,019
SECURITY	NUMBER OF SHARES	VALUE ($)
PS Construction Co. Ltd.	36,474	524,402
Qol Holdings Co. Ltd. (a)	34,827	529,727
Raito Kogyo Co. Ltd.	89,172	2,141,423
Raiznext Corp.	50,413	972,304
Remixpoint, Inc. (a)	319,746	480,535
Rengo Co. Ltd.	441,205	4,503,360
RENOVA, Inc. *	104,435	597,070
Restar Corp.	40,652	1,402,627
Retail Partners Co. Ltd. (a)	53,662	466,743
Rheon Automatic Machinery Co. Ltd.	40,228	395,995
Ricoh Leasing Co. Ltd.	32,175	1,382,138
Rigaku Holdings Corp.	294,244	2,995,966
Riken Keiki Co. Ltd.	77,267	1,664,413
Riken Technos Corp.	76,686	1,253,330
Riken Vitamin Co. Ltd.	42,450	907,773
Ringer Hut Co. Ltd. (a)	50,565	726,677
Riso Kagaku Corp.	79,733	570,680
Rock Field Co. Ltd. (a)	48,535	432,483
Roland Corp.	28,051	678,901
Royal Holdings Co. Ltd.	131,401	1,133,853
RS Technologies Co. Ltd.	29,377	1,081,667
Ryobi Ltd.	43,862	764,656
RYODEN Corp.	26,809	799,091
Ryoyo Ryosan Holdings, Inc.	71,585	1,461,330
S Foods, Inc.	37,054	678,455
S&B Foods, Inc. (a)	35,952	1,544,386
Sagami Holdings Corp. (a)	111,352	792,109
Saibu Gas Holdings Co. Ltd.	60,894	975,402
Saizeriya Co. Ltd.	63,065	2,795,956
Sakai Chemical Industry Co. Ltd.	33,621	832,656
Sakai Moving Service Co. Ltd.	40,712	763,023
Sakata INX Corp.	93,236	1,568,773
Sakata Seed Corp.	66,472	1,810,659
Sakura Internet, Inc.	58,182	1,426,360
Sala Corp.	121,671	934,847
Samty Residential Investment Corp.	774	439,115
San ju San Financial Group, Inc.	189,564	2,674,396
San-A Co. Ltd.	85,176	1,794,779
San-Ai Obbli Co. Ltd.	99,420	1,520,918
Sangetsu Corp.	105,880	2,134,905
San-In Godo Bank Ltd.	308,316	5,104,653
Sankei Real Estate, Inc.	694	467,172
Sanken Electric Co. Ltd. *(a)	25,544	1,170,230
Sanki Engineering Co. Ltd.	291,435	4,430,973
Sansan, Inc.	173,919	2,519,018
Sanshin Electronics Co. Ltd.	19,186	404,276
Santec Holdings Corp.	11,033	1,351,360
Sanyo Chemical Industries Ltd.	26,818	1,081,486
Sanyo Denki Co. Ltd.	56,457	1,955,022
Sanyo Electric Railway Co. Ltd. (a)	33,598	429,193
Sato Corp.	54,686	974,243
SBS Holdings, Inc.	33,846	1,108,454
Seika Corp.	51,840	1,035,534
Seikagaku Corp.	45,320	204,046
Seikitokyu Kogyo Co. Ltd.	45,835	428,802
Seiko Group Corp.	117,252	8,671,193
Seikoh Giken Co. Ltd. (a)	47,490	1,727,774
Seiren Co. Ltd.	105,890	2,320,768
Sekisui Jushi Corp.	51,310	939,802
Senko Group Holdings Co. Ltd.	296,639	4,160,878
Senshu Electric Co. Ltd.	25,177	1,157,201
Senshu Ikeda Holdings, Inc.	503,801	3,454,473
Septeni Holdings Co. Ltd.	146,137	486,834
Seria Co. Ltd.	104,600	2,898,369
Shibaura Machine Co. Ltd.	49,029	1,381,574
Shibaura Mechatronics Corp.	133,241	3,383,276
Shibusawa Logistics Corp. (a)	75,927	994,642
Shibuya Corp.	48,893	1,693,092
See financial notes
Schwab International Equity ETFs | Annual Holdings and Financial Statements
37

Schwab International Small-Cap Equity ETF
Portfolio Holdings  as of August 31, 2026 (continued)

SECURITY	NUMBER OF SHARES	VALUE ($)
Shiga Bank Ltd.	436,433	7,780,611
Shikoku Bank Ltd.	82,052	1,893,369
Shikoku Kasei Holdings Corp.	133,365	2,026,844
Shima Seiki Manufacturing Ltd. (a)	57,297	346,591
Shin Nippon Air Technologies Co. Ltd.	48,748	976,822
Shin Nippon Biomedical Laboratories Ltd. (a)	38,556	334,871
Shinagawa Refra Co. Ltd.	52,592	684,014
SHINANEN HOLDINGS Co. Ltd.	10,409	501,238
Shin-Etsu Polymer Co. Ltd.	76,214	1,070,943
Shinko Shoji Co. Ltd.	37,894	371,833
Shinmaywa Industries Ltd.	103,133	1,281,292
Shinnihon Corp.	64,648	950,926
Shinsho Corp.	27,731	536,578
Shinwa Co. Ltd.	22,562	437,974
Ship Healthcare Holdings, Inc.	165,207	2,467,837
Shizuoka Gas Co. Ltd.	85,321	703,106
Shochiku Co. Ltd. (a)	21,071	1,393,342
Shoei Co. Ltd.	101,655	1,346,955
Shoei Foods Corp. (a)	25,327	710,510
Shofu, Inc.	55,431	802,855
Showa Sangyo Co. Ltd.	47,834	1,126,246
SIGMAXYZ Holdings, Inc.	110,312	392,356
Siix Corp.	67,504	678,865
Simplex Holdings, Inc.	306,264	2,393,422
Sinfonia Technology Co. Ltd.	45,876	3,602,399
Sinko Industries Ltd.	100,536	793,863
Sintokogio Ltd.	100,299	751,795
SMS Co. Ltd.	134,564	2,109,106
Sodick Co. Ltd.	91,557	1,011,344
Software Service, Inc.	4,932	383,269
SOSiLA Logistics REIT, Inc.	1,412	911,595
Sparx Group Co. Ltd.	39,906	653,209
SRA Holdings	23,069	720,839
SRE Holdings Corp.	28,843	453,700
St. Marc Holdings Co. Ltd.	33,316	529,693
Star Asia Investment Corp.	5,019	1,681,433
Starts Corp., Inc.	72,481	2,146,812
Starts Proceed Investment Corp.	460	544,989
Starzen Co. Ltd.	85,869	861,943
Stella Chemifa Corp.	22,785	773,316
Strike Group Co. Ltd.	72,213	659,298
Sumida Corp.	59,176	450,967
Sumitomo Osaka Cement Co. Ltd.	67,436	2,409,952
Sumitomo Seika Chemicals Co. Ltd.	85,737	817,131
Sumitomo Warehouse Co. Ltd.	116,121	3,072,176
Sun Corp. (a)	24,889	1,320,078
Sun Frontier Fudousan Co. Ltd.	47,783	748,933
Suruga Bank Ltd.	271,311	5,066,216
SWCC Corp.	60,709	5,683,331
Systena Corp.	498,942	1,434,074
T Hasegawa Co. Ltd.	62,104	1,306,675
Tachibana Eletech Co. Ltd.	32,933	835,209
Tachi-S Co. Ltd.	60,777	901,218
Tadano Ltd.	227,658	1,975,854
Taihei Dengyo Kaisha Ltd.	92,878	1,432,471
Taikisha Ltd.	101,829	2,515,516
Takamatsu Construction Group Co. Ltd.	41,248	1,093,868
Takaoka Toko Co. Ltd.	21,683	968,094
Takara Standard Co. Ltd.	98,811	1,964,526
Takasago International Corp.	179,659	1,521,018
Takeuchi Manufacturing Co. Ltd.	68,708	3,278,468
Taki Chemical Co. Ltd.	16,488	614,319
Takuma Co. Ltd.	124,970	2,363,314
Tama Home Co. Ltd. (a)	30,269	546,641
Tamron Co. Ltd.	277,743	2,405,326
Tamura Corp.	147,115	776,593
SECURITY	NUMBER OF SHARES	VALUE ($)
Tanseisha Co. Ltd.	85,092	814,713
Tayca Corp.	27,932	425,727
TDC Soft, Inc.	61,889	406,922
TechMatrix Corp.	75,120	1,160,469
Techno Ryowa Ltd.	31,133	1,352,973
Teikoku Corp.	32,374	698,384
Teikoku Sen-I Co. Ltd.	43,319	880,241
Tekken Corp.	22,645	645,197
Tekscend Photomask Corp.	105,174	2,476,309
Tess Holdings Co. Ltd.	84,350	343,326
TKC Corp.	73,324	1,900,882
Toa Corp.	45,470	497,993
Toa Corp.	124,494	1,651,137
TOA ROAD Corp.	85,647	871,514
Toagosei Co. Ltd.	191,908	2,252,616
TOC Co. Ltd.	71,365	462,971
Tocalo Co. Ltd.	120,688	2,094,157
Tochigi Bank Ltd.	194,894	1,332,692
Toei Co. Ltd.	59,640	2,248,241
Toenec Corp.	91,675	1,257,198
Toho Bank Ltd.	477,363	2,968,292
Toho Holdings Co. Ltd.	119,642	2,960,052
Tohokushinsha Film Corp. (a)	104,538	337,124
Tokai Carbon Co. Ltd.	413,645	4,690,886
Tokai Corp.	48,105	767,535
TOKAI Holdings Corp.	245,296	2,009,125
Tokai Rika Co. Ltd. (a)	108,532	2,161,193
Tokai Tokyo Financial Holdings, Inc.	529,319	3,049,397
Token Corp.	9,942	859,135
Tokushu Tokai Paper Co. Ltd.	61,986	853,935
Tokuyama Corp.	145,939	3,684,687
Tokyo Electron Device Ltd. (a)	35,012	941,648
Tokyo Energy & Systems, Inc.	43,415	558,948
Tokyo Keiki, Inc.	31,627	1,423,953
Tokyo Kiraboshi Financial Group, Inc.	540,297	5,900,485
Tokyo Steel Manufacturing Co. Ltd.	100,144	1,081,112
Tokyotokeiba Co. Ltd.	28,485	900,775
Tokyu Construction Co. Ltd.	174,142	1,291,112
Tokyu REIT, Inc.	1,707	1,977,488
Tomoku Co. Ltd. (a)	26,133	729,030
TOMONY Holdings, Inc.	341,729	2,403,091
Topre Corp.	83,352	1,758,955
Topy Industries Ltd.	33,353	647,449
Torishima Pump Manufacturing Co. Ltd.	41,662	780,828
Tosei Corp.	116,445	1,338,758
Tosei REIT Investment Corp.	611	502,359
Toshiba TEC Corp.	54,259	1,075,361
Totech Corp.	52,856	1,272,622
Totetsu Kogyo Co. Ltd.	47,575	1,187,178
Towa Bank Ltd.	73,849	677,471
Towa Corp.	136,513	1,998,606
Towa Pharmaceutical Co. Ltd.	54,191	1,320,035
Toyo Corp. (a)	37,479	453,658
Toyo Engineering Corp. (a)	98,043	1,636,148
Toyo Gosei Co. Ltd.	11,543	816,781
Toyo Kanetsu KK	34,113	530,829
Toyo Tanso Co. Ltd.	29,442	1,261,049
Toyobo Co. Ltd.	174,927	1,833,669
TPR Co. Ltd.	106,651	1,079,900
Transaction Co. Ltd.	70,647	524,671
Transcosmos, Inc.	47,283	1,101,429
TRE Holdings Corp.	74,990	902,068
Tri Chemical Laboratories, Inc.	62,481	1,205,056
Trusco Nakayama Corp.	91,099	1,385,068
TS Tech Co. Ltd.	138,621	1,606,301
TSI Holdings Co. Ltd.	88,830	704,766
Tsubakimoto Chain Co.	198,098	3,371,617
See financial notes
38
Schwab International Equity ETFs | Annual Holdings and Financial Statements

Schwab International Small-Cap Equity ETF
Portfolio Holdings  as of August 31, 2026 (continued)

SECURITY	NUMBER OF SHARES	VALUE ($)
Tsuburaya Fields Holdings, Inc.	75,118	1,228,643
Tsugami Corp.	96,877	3,227,312
Tsukishima Holdings Co. Ltd.	51,957	918,142
Tsurumi Manufacturing Co. Ltd.	77,685	1,269,170
TV Asahi Holdings Corp.	45,547	895,567
UACJ Corp.	346,828	5,086,391
Uchida Yoko Co. Ltd.	91,780	1,346,570
Umios Corp.	270,643	2,197,243
Union Tool Co.	22,001	1,945,296
Unipres Corp.	61,821	519,127
UNISOL Holdings Corp. (a)	39,521	670,665
United Arrows Ltd.	46,256	715,151
United Super Markets Holdings, Inc. (a)	161,875	826,126
Ushio, Inc.	137,559	3,349,929
UT Group Co. Ltd.	617,797	924,597
V Technology Co. Ltd.	18,390	651,789
Valor Holdings Co. Ltd.	91,678	1,880,118
Valqua Ltd.	32,935	1,396,224
Vector, Inc.	62,511	856,471
Vision, Inc.	90,103	599,765
Vital KSK Holdings, Inc.	77,296	803,962
VT Holdings Co. Ltd.	200,922	676,891
Wacoal Holdings Corp.	101,956	2,716,571
Wacom Co. Ltd.	265,849	1,393,379
Wakita & Co. Ltd.	85,826	1,037,791
Warabeya Nichiyo Holdings Co. Ltd.	26,781	470,233
Weathernews, Inc.	52,861	700,422
Wellneo Sugar Co. Ltd.	26,731	473,875
West Holdings Corp.	47,910	787,525
WingArc1st, Inc.	45,189	976,249
World Co. Ltd.	129,573	1,320,112
Yahagi Construction Co. Ltd.	65,381	911,350
YAMABIKO Corp.	78,038	2,155,030
Yamae Group Holdings Co. Ltd.	40,495	725,991
Yamagata Bank Ltd.	60,814	1,746,030
Yamaichi Electronics Co. Ltd.	40,264	2,042,258
Yamanashi Chuo Bank Ltd.	59,537	2,751,389
Yamazen Corp.	90,441	1,107,753
Yellow Hat Ltd.	129,409	1,435,942
Yodoko Ltd.	255,068	2,280,830
Yokogawa Bridge Holdings Corp.	70,766	1,314,330
Yokorei Co. Ltd.	93,846	1,293,435
Yokowo Co. Ltd.	46,690	1,176,789
Yondenko Corp.	63,931	901,547
Yondoshi Holdings, Inc. (a)	41,562	552,009
Yonex Co. Ltd.	127,997	2,228,195
Yoshinoya Holdings Co. Ltd. (a)	136,060	3,258,897
Yuasa Co. Ltd.	31,026	1,253,124
Yurtec Corp.	75,840	1,218,132
Zacros Corp.	124,747	1,011,599
Zenrin Co. Ltd.	65,140	381,797
ZERIA Pharmaceutical Co. Ltd.	59,398	751,704
Zojirushi Corp.	64,166	594,267
Zuken, Inc.	29,426	947,116
		1,178,542,953

Netherlands 1.8%
Aalberts NV	204,641	10,421,244
Allfunds Group PLC	757,975	7,805,307
Aperam SA	91,474	4,989,788
Arcadis NV	138,602	7,180,600
Basic-Fit NV *	111,236	4,331,175
Corbion NV	121,887	2,859,994
Eurocommercial Properties NV	91,766	2,883,404
Flow Traders Ltd. *	72,852	2,477,815
Fugro NV	232,927	2,420,230
Havas NV	118,174	2,512,057
SECURITY	NUMBER OF SHARES	VALUE ($)
Koninklijke BAM Groep NV	555,064	7,492,135
Koninklijke Heijmans NV	50,886	5,228,204
Koninklijke Vopak NV	114,720	6,393,752
Lakefront Biotherapeutics NV *	107,659	3,071,391
OCI NV *	223,295	1,055,155
PostNL NV (a)	672,090	703,410
SBM Offshore NV	274,060	11,167,645
Signify NV	248,825	4,448,248
Sligro Food Group NV	56,472	691,401
Theon International PLC (a)	68,476	2,639,193
TKH Group NV	76,037	4,566,378
TomTom NV *(a)	132,064	635,405
Van Lanschot Kempen NV	69,457	5,369,334
Wereldhave NV	76,857	1,660,553
		103,003,818

New Zealand 0.4%
Air New Zealand Ltd.	3,333,795	769,122
Argosy Property Ltd.	1,633,327	1,004,842
Channel Infrastructure NZ Ltd.	844,120	1,687,767
Freightways Group Ltd.	363,583	2,817,516
Genesis Energy Ltd.	1,392,164	2,182,367
Goodman New Zealand Ltd. & Goodman Property Services NZ Ltd.	2,549,209	3,046,129
Heartland Group Holdings Ltd.	1,636,238	1,214,735
Kiwi Property Group Ltd.	2,996,775	1,630,923
Oceania Healthcare Ltd. *	1,504,511	694,195
Precinct Properties Group	3,575,106	2,136,003
Scales Corp. Ltd.	299,338	1,243,055
SKY Network Television Ltd.	214,194	462,479
SKYCITY Entertainment Group Ltd. *	2,233,534	891,842
Stride Property Group	1,061,030	721,800
Summerset Group Holdings Ltd.	450,764	2,277,186
Vector Ltd.	513,271	1,490,801
Vital Healthcare Property Trust	1,279,760	1,362,676
		25,633,438

Norway 3.1%
Aker Solutions ASA	539,594	2,500,130
Atea ASA *	163,313	3,119,674
Austevoll Seafood ASA	178,110	1,689,736
AutoStore Holdings Ltd. *	2,307,685	4,025,663
Bakkafrost P	106,650	5,201,549
Bluenord ASA *	47,422	2,794,721
Bonheur ASA	40,008	1,093,313
Borregaard ASA	199,614	3,390,381
BW Energy Ltd. *	124,785	747,407
BW LPG Ltd.	195,397	4,718,987
BW Offshore Ltd.	181,344	796,202
Cadeler AS *	449,180	2,805,693
DNO ASA	1,747,763	3,361,083
DOF Group ASA	275,475	3,918,689
Elkem ASA *	569,680	2,002,191
Entra ASA	90,464	1,019,820
Europris ASA	333,187	3,143,139
Frontline PLC	308,933	13,596,938
Hafnia Ltd.	532,088	4,490,218
Hoegh Autoliners ASA	222,528	4,091,358
Leroy Seafood Group ASA	584,821	2,838,536
MPC Container Ships ASA	767,260	2,188,631
Nordic Semiconductor ASA *	361,795	6,427,457
Norwegian Air Shuttle ASA	1,149,048	1,593,988
Odfjell Drilling Ltd.	253,928	2,563,832
Protector Forsikring ASA	124,333	6,353,887
Scatec ASA *	293,573	3,031,624
See financial notes
Schwab International Equity ETFs | Annual Holdings and Financial Statements
39

Schwab International Small-Cap Equity ETF
Portfolio Holdings  as of August 31, 2026 (continued)

SECURITY	NUMBER OF SHARES	VALUE ($)
Sparebank 1 Oestlandet	97,376	2,076,333
SpareBank 1 SMN	267,509	6,059,982
SpareBank 1 Sor-Norge ASA	432,182	10,354,322
Sparebanken Norge	248,464	5,425,251
Stolt-Nielsen Ltd.	46,572	1,638,807
Storebrand ASA	869,929	19,055,517
Subsea 7 SA	482,953	17,810,622
TGS ASA	417,440	6,076,579
TOMRA Systems ASA	497,152	5,753,385
Veidekke ASA	225,586	5,066,854
Wallenius Wilhelmsen ASA	214,382	3,728,343
Wilh Wilhelmsen Holding ASA, Class A	21,781	1,900,969
Wilh Wilhelmsen Holding ASA, Class B	12,239	985,707
		179,437,518

Poland 1.9%
Alior Bank SA	189,537	6,716,068
Asseco Poland SA	117,299	7,538,751
Bank Handlowy w Warszawie SA	70,357	2,226,935
Bank Millennium SA *	1,295,593	7,051,295
Benefit Systems SA *	6,533	9,506,719
Budimex SA	27,309	5,202,412
CD Projekt Red SA *	151,161	9,504,202
Cyfrowy Polsat SA *	371,838	1,590,364
Enea SA	551,709	2,903,537
Grupa Azoty SA *	112,344	698,524
Grupa Kety SA	20,957	7,077,390
Jastrzebska Spolka Weglowa SA *	109,225	970,355
KRUK SA	38,255	4,102,506
Modivo SA *	111,894	2,606,423
Orange Polska SA	1,397,080	5,130,303
Pepco Group NV	417,314	4,850,315
PGE Polska Grupa Energetyczna SA *	1,842,549	5,486,057
Tauron Polska Energia SA	2,238,843	5,084,171
Warsaw Stock Exchange	60,007	1,570,173
XTB SA	162,337	8,019,201
Zabka Group SA	1,124,549	9,525,961
		107,361,662

Portugal 0.3%
Altri SGPS SA (a)	108,424	590,683
Corticeira Amorim SGPS SA	80,147	653,553
CTT-Correios de Portugal SA	176,496	1,343,891
Mota-Engil SGPS SA (a)	183,526	1,012,622
Navigator Co. SA (a)	437,406	1,650,278
NOS SGPS SA	401,111	2,343,629
REN - Redes Energeticas Nacionais SGPS SA	757,048	3,082,250
Semapa-Sociedade de Investimento e Gestao	30,890	760,694
Sonae SGPS SA	1,659,305	3,864,533
		15,302,133

Republic of Korea 6.5%
Advanced Nano Products Co. Ltd.	18,941	705,824
Advanced Process Systems Corp.	23,284	328,011
Ahnlab, Inc.	10,901	470,736
Aimed Bio, Inc. *	45,004	805,639
Ananti, Inc. *	141,596	532,821
APRILBIO Co. Ltd. *	38,487	503,655
Asiana Airlines, Inc. *	101,347	563,533
BH Co. Ltd.	54,775	729,613
BHI Co. Ltd. *	40,748	1,869,775
Binex Co. Ltd. *	58,676	299,254
Binggrae Co. Ltd.	9,843	651,597
SECURITY	NUMBER OF SHARES	VALUE ($)
Boryung	53,649	355,543
Bukwang Pharmaceutical Co. Ltd.	157,721	482,290
Cafe24 Corp. *	29,902	371,208
Caregen Co. Ltd.	29,880	1,126,559
Chabiotech Co. Ltd. *	147,300	868,560
Cheryong Electric Co. Ltd.	22,320	775,476
Chong Kun Dang Pharmaceutical Corp.	14,880	743,674
Chunbo Co. Ltd. *	12,240	376,966
CJ CGV Co. Ltd. *	163,102	648,308
CJ ENM Co. Ltd. *	20,701	512,760
Classys, Inc.	49,800	1,231,719
Clobot Co. Ltd. *	66,674	1,232,539
Cosmax, Inc.	16,380	3,590,530
CosmoAM&T Co. Ltd. *	47,755	1,446,328
Cosmochemical Co. Ltd. *	61,718	528,071
CS Wind Corp. *	53,810	1,922,628
Curiox Biosystems Co. Ltd. *	27,895	1,053,757
D&D PharmaTech, Inc. *	61,050	2,386,508
Daeduck Electronics Co. Ltd.	72,910	6,003,914
Daejoo Electronic Materials Co. Ltd.	23,273	1,567,858
Daesang Corp.	38,960	521,232
Daewoo Engineering & Construction Co. Ltd. *	423,403	5,627,430
Daewoong Co. Ltd.	40,399	532,513
Daewoong Pharmaceutical Co. Ltd.	9,443	876,268
Daishin Securities Co. Ltd. *	53,653	1,062,397
D'Alba Global Co. Ltd.	16,106	2,589,011
Danal Co. Ltd. *	124,131	480,706
Daou Technology, Inc.	45,979	1,310,230
DB HiTek Co. Ltd.	64,056	4,446,383
Dentium Co. Ltd.	12,927	353,259
DI Dong Il Corp.	30,822	623,827
DL E&C Co. Ltd.	61,278	3,223,744
DL Holdings Co. Ltd. *	21,852	804,721
Dong-A Socio Holdings Co. Ltd. *	8,431	580,301
Dongjin Semichem Co. Ltd.	66,046	2,055,794
DongKook Pharmaceutical Co. Ltd.	57,742	938,740
Dongkuk Steel Mill Co. Ltd.	64,119	478,339
Dongwon Industries Co. Ltd.	19,412	545,369
Doosan Fuel Cell Co. Ltd. *	86,989	2,869,760
Doosan Robotics, Inc. *	69,091	3,584,291
Doosan Tesna, Inc.	26,389	1,546,396
DoubleUGames Co. Ltd. *	20,735	886,305
Duk San Neolux Co. Ltd. *	28,448	711,928
E1 Corp.	5,408	383,689
Ecopro HN Co. Ltd.	30,631	567,365
Enchem Co. Ltd. *	35,319	563,876
ENF Technology Co. Ltd.	19,242	625,653
Eo Technics Co. Ltd.	18,123	5,349,768
ESR Kendall Square REIT Co. Ltd.	345,910	789,835
Eubiologics Co. Ltd. *	56,344	375,050
Eugene Investment & Securities Co. Ltd.	111,991	359,229
Eugene Technology Co. Ltd.	30,673	2,987,513
Fadu, Inc. *	72,885	3,498,863
Foosung Co. Ltd. *	132,001	1,266,384
G2GBIO, Inc. *	27,583	833,375
GC Corp.	47,564	348,580
GemVax & Kael Co. Ltd. *	72,707	602,439
GI Innovation, Inc. *	127,311	760,926
Grand Korea Leisure Co. Ltd.	73,010	515,861
GS P&L Co. Ltd.	19,171	614,240
HAESUNG DS Co. Ltd.	21,787	858,044
Han Kuk Carbon Co. Ltd. *	67,503	1,191,142
Hana Micron, Inc. *	93,240	2,421,951
Hana Tour Service, Inc.	23,931	570,910
Hanall Biopharma Co. Ltd. *	64,571	2,816,666
See financial notes
40
Schwab International Equity ETFs | Annual Holdings and Financial Statements

Schwab International Small-Cap Equity ETF
Portfolio Holdings  as of August 31, 2026 (continued)

SECURITY	NUMBER OF SHARES	VALUE ($)
Hancom, Inc.	36,757	483,433
Handsome Co. Ltd.	27,140	313,520
Hanil Cement Co. Ltd.	44,069	547,723
Hankook & Co. Co. Ltd.	45,097	812,247
Hankook Shell Oil Co. Ltd.	1,237	450,566
Hansol Chemical Co. Ltd.	18,363	2,777,394
Hanssem Co. Ltd. *	16,037	459,338
Hanwha Engine Co. Ltd. *	116,188	4,028,292
Hanwha General Insurance Co. Ltd. *	117,522	722,169
Hanwha Investment & Securities Co. Ltd. *	236,615	852,340
Harim Holdings Co. Ltd.	104,129	822,471
HD Construction Equipment Co. Ltd.	64,093	6,242,581
HDC Holdings Co. Ltd.	56,451	932,188
HD-Hyundai Marine Engine *	47,542	1,809,834
Hite Jinro Co. Ltd.	67,797	770,308
HJ Shipbuilding & Construction Co. Ltd. *	101,670	1,249,517
HK inno N Corp. *	30,747	967,162
HL Holdings Corp. *	11,707	349,431
HLB Life Science Co. Ltd. *	198,151	390,916
HPSP Co. Ltd.	139,390	5,112,800
HS Hyosung Advanced Materials Corp.	4,995	656,219
Hugel, Inc. *	11,558	2,128,172
Hyosung Corp.	15,740	1,918,334
Hyosung TNC Corp.	5,106	1,326,306
Hyulim ROBOT Co. Ltd. *	231,385	1,107,388
Hyundai Bioscience Co. Ltd. *	179,174	861,439
Hyundai Department Store Co. Ltd.	27,814	1,938,810
Hyundai Elevator Co. Ltd.	54,224	2,939,808
Hyundai GF Holdings	133,272	1,166,593
Hyundai Green Food	37,592	519,135
Hyundai Wia Corp.	32,613	1,429,768
Il Dong Pharmaceutical Co. Ltd. *	43,319	467,501
Iljin Electric Co. Ltd.	51,820	2,695,882
InBody Co. Ltd.	20,752	912,809
Innocean Worldwide, Inc.	48,290	676,752
Innox Advanced Materials Co. Ltd.	26,331	409,799
Intellian Technologies, Inc.	16,364	753,275
Inventage Lab, Inc. *	22,063	457,026
IPARK Hyundai Development Co., Class E	74,458	1,273,065
IS Dongseo Co. Ltd. *	26,607	312,417
ISC Co. Ltd.	21,946	2,717,994
i-SENS, Inc.	41,259	543,548
ISU Specialty Chemical *	41,666	2,131,097
JB Financial Group Co. Ltd.	317,299	6,572,721
Jeju Semiconductor Corp. *	64,172	3,666,703
JR Global Reit *(b)	443,547	287,304
Jusung Engineering Co. Ltd.	57,133	7,388,968
JW Pharmaceutical Corp.	26,313	542,179
JYP Entertainment Corp.	57,277	1,667,754
Kakao Games Corp. *	93,316	600,697
KC Tech Co. Ltd.	15,493	774,310
KCC Glass Corp. *	18,792	346,703
KEPCO Engineering & Construction Co., Inc.	39,786	3,383,816
KIWOOM Securities Co. Ltd.	31,797	6,447,222
KMW Co. Ltd. *	62,915	699,209
Koh Young Technology, Inc.	108,213	2,249,496
Kolmar Korea Co. Ltd. *	31,518	3,687,003
Kolon Industries, Inc.	42,893	1,864,777
Komipharm International Co. Ltd. *	93,047	632,959
Korea Electric Terminal Co. Ltd.	11,325	453,463
Korea Line Corp. *	337,145	514,857
Korea Petrochemical Ind Co. Ltd.	7,136	501,595
Korean Reinsurance Co.	281,716	2,939,430
Kumho Tire Co., Inc. *	311,092	1,672,978
SECURITY	NUMBER OF SHARES	VALUE ($)
Kwang Dong Pharmaceutical Co. Ltd.	98,098	458,020
L&C Bio Co. Ltd. *	39,199	1,520,873
Lake Materials Co. Ltd.	76,650	685,515
LEENO Industrial, Inc.	120,438	5,860,858
LigaChem Biosciences, Inc. *	55,398	3,906,114
LIVSMED, Inc. *	24,807	609,028
Lotte Chilsung Beverage Co. Ltd.	7,258	529,262
Lotte Energy Materials Corp. *	45,678	1,261,602
LOTTE Fine Chemical Co. Ltd.	29,724	1,038,146
LOTTE REIT Co. Ltd.	324,909	934,179
Lotte Rental Co. Ltd.	29,797	1,030,899
Lotte Tour Development Co. Ltd. *	78,048	757,327
Lotte Wellfood Co. Ltd.	5,107	543,687
LS Materials Ltd.	84,535	717,738
Lunit, Inc. *	125,322	832,367
LX Hausys Ltd. *	10,200	258,615
LX Holdings Corp.	98,786	590,435
LX International Corp.	53,749	1,529,683
LX Semicon Co. Ltd.	22,442	600,159
Mcnex Co. Ltd.	22,985	351,006
Medytox, Inc.	9,814	494,070
MegaStudyEdu Co. Ltd.	14,046	369,470
Mezzion Pharma Co. Ltd. *	48,600	2,528,365
Myoung Shin Industrial Co. Ltd. *	65,157	379,440
Naturecell Co. Ltd. *	113,334	2,153,064
Neowiz *	23,046	305,125
Nexon Games Co. Ltd. *	48,168	389,962
NEXTIN, Inc.	15,369	353,736
NHN Corp. *	26,921	1,461,516
NHN KCP Corp.	48,985	545,113
NICE Information Service Co. Ltd.	65,806	770,766
OCI Co. Ltd. *	10,029	607,485
OCI Holdings Co. Ltd.	28,202	5,718,292
OliX Pharmaceuticals, Inc. *	35,866	2,709,736
Orion Holdings Corp.	42,461	800,448
Orum Therapeutics, Inc. *	38,467	1,826,944
Oscotec, Inc. *	59,530	1,524,570
Otoki Corp.	3,037	746,712
Paradise Co. Ltd.	94,151	701,695
Park Systems Corp.	10,274	1,970,572
Partron Co. Ltd.	82,940	332,705
People & Technology, Inc.	40,158	890,542
Peptron, Inc. *	45,133	6,041,477
PharmaResearch Co. Ltd.	14,706	4,577,492
Pharmicell Co. Ltd.	113,395	920,516
PI Advanced Materials Co. Ltd.	28,769	422,517
Poongsan Corp.	36,857	2,205,603
Posco M-Tech Co. Ltd.	49,319	468,469
PSK, Inc.	42,617	3,976,466
Qurient Co. Ltd. *	63,021	946,282
RFHIC Corp. *	36,930	1,265,539
Robotis Co. Ltd. *	21,611	4,066,077
ROKIT Healthcare, Inc. *	24,534	489,389
Rznomics, Inc. *	41,581	914,502
S&S Tech Corp.	30,260	917,573
Sam Chun Dang Pharm Co. Ltd.	30,775	3,775,480
Samwha Capacitor Co. Ltd.	15,809	1,301,823
Sanil Electric Co. Ltd.	35,298	5,057,678
SD Biosensor, Inc. *	72,492	324,164
SeAH Besteel Holdings Corp.	27,836	833,900
Sebang Global Battery Co. Ltd.	11,308	563,500
Seegene, Inc.	68,364	1,678,380
Seers Co. Ltd. *	43,579	673,459
Seobu T&D *	58,066	472,216
Seojin System Co. Ltd. *	79,276	2,259,071
Seoul Semiconductor Co. Ltd. *	81,534	586,216
SFA Engineering Corp.	25,498	447,137
SFA Nexel Co. Ltd. *	115,002	678,954
See financial notes
Schwab International Equity ETFs | Annual Holdings and Financial Statements
41

Schwab International Small-Cap Equity ETF
Portfolio Holdings  as of August 31, 2026 (continued)

SECURITY	NUMBER OF SHARES	VALUE ($)
SFA Semicon Co. Ltd. *	152,336	634,455
SHIFT UP Corp. *	26,633	635,370
Shin Poong Pharmaceutical Co. Ltd. *	70,228	534,176
Shinhan Alpha REIT Co. Ltd.	237,666	958,583
Shinsegae, Inc.	12,528	3,789,706
Shinsung Delta Tech Co. Ltd.	38,091	872,536
Shinsung E&G Co. Ltd. *	36,737	458,206
Silicon2 Co. Ltd.	73,837	2,924,131
SIMMTECH Co. Ltd.	52,983	5,005,628
SK Chemicals Co. Ltd.	20,525	797,845
SK Discovery Co. Ltd.	17,255	642,996
SK Gas Ltd.	5,056	842,297
SK Networks Co. Ltd.	202,215	970,738
SK oceanplant Co. Ltd. *	81,010	816,848
SK REITs Co. Ltd.	420,575	1,677,875
SK Securities Co. Ltd. *	305,632	570,576
SL Corp.	30,001	1,166,194
SM Entertainment Co. Ltd.	23,130	1,264,156
SNT Motiv Co. Ltd.	23,832	453,619
Solid, Inc.	112,235	728,224
SOLUM Co. Ltd.	85,842	839,854
Solus Advanced Materials Co. Ltd.	70,086	410,192
Soop Co. Ltd.	15,795	442,597
Soulbrain Co. Ltd.	7,911	1,979,773
SPG Co. Ltd. *	29,889	2,037,589
ST Pharm Co. Ltd.	27,743	2,132,518
Studio Dragon Corp. *	27,452	449,309
Sung Kwang Bend Co. Ltd.	36,221	849,550
Sungeel Hitech Co. Ltd. *	16,154	455,017
Sungwoo Hitech Co. Ltd.	90,427	400,400
Synopex, Inc. *	169,731	495,452
Taekwang Industrial Co. Ltd.	455	309,849
Taesung Co. Ltd. *	44,313	1,586,539
Taihan Cable & Solution Co. Ltd. *	230,498	4,951,513
TCC Steel *	34,172	285,141
TechWing, Inc.	57,006	2,065,978
TES Co. Ltd.	25,379	2,642,487
TK Corp. *	32,141	616,470
TKG Huchems Co. Ltd.	43,485	522,036
Tokai Carbon Korea Co. Ltd.	9,137	1,655,689
Unid Co. Ltd.	7,022	340,171
UniTest, Inc. *	32,264	257,433
Voronoi, Inc. *	23,684	2,855,370
VT Co. Ltd. *	49,961	472,012
Wemade Co. Ltd.	45,959	507,074
Wonik Holdings Co. Ltd. *	72,483	994,615
WONIK IPS Co. Ltd.	61,625	5,020,596
Woori Technology, Inc. *	336,196	2,849,535
YG Entertainment, Inc.	24,264	729,551
Youlchon Chemical Co. Ltd.	25,452	313,733
Young Poong Corp.	9,788	286,073
Youngone Corp.	44,362	2,343,543
Youngone Holdings Co. Ltd.	11,262	1,386,561
Yuanta Securities Korea Co. Ltd.	153,692	531,173
		373,186,741

Singapore 1.0%
AEM Holdings Ltd.	562,280	3,916,664
AIMS APAC REIT *	1,361,851	1,595,313
Bumitama Agri Ltd.	572,511	994,732
CapitaLand China Trust	2,354,416	1,193,913
Capitaland India Trust	2,368,107	1,815,248
CDL Hospitality Trusts *	1,802,017	1,076,719
Centurion Accommodation Reit *	1,879,908	1,684,889
Digital Core REIT Management Pte. Ltd. *	1,869,528	944,112
Eagle Hospitality Trust *(b)	940,343	0
SECURITY	NUMBER OF SHARES	VALUE ($)
ESR-REIT *	1,170,889	2,108,051
Far East Hospitality Trust	1,998,742	879,984
First Real Estate Investment Trust	3,104,279	524,722
First Resources Ltd.	904,521	3,249,861
Frasers Centrepoint Trust	2,699,852	4,606,061
Golden Agri-Resources Ltd.	13,671,904	3,385,864
Haw Par Corp. Ltd.	297,017	3,430,308
iFAST Corp. Ltd.	331,056	2,311,236
Keppel Infrastructure Trust	8,507,954	3,478,231
KORE U.S. REIT	2,102,772	359,574
Lendlease Global Commercial REIT	5,600,558	2,487,767
Nanofilm Technologies International Ltd.	609,156	450,180
NTT DC REIT *	1,592,929	1,521,247
OUE Real Estate Investment Trust	4,698,360	1,348,246
Parkway Life Real Estate Investment Trust *	941,570	3,079,469
Prime U.S. REIT	2,656,934	390,569
Raffles Medical Group Ltd.	1,657,209	1,126,999
Riverstone Holdings Ltd.	1,222,217	763,916
Sheng Siong Group Ltd.	1,493,839	3,781,722
Singapore Post Ltd.	3,620,384	967,751
Starhill Global REIT	2,863,657	1,181,980
Stoneweg Europe Stapled Trust	770,940	1,397,017
UMS Integration Ltd.	1,486,243	3,108,147
UOB-Kay Hian Holdings Ltd.	561,918	1,811,285
		60,971,777

Spain 1.9%
Acerinox SA	505,018	10,512,384
Almirall SA	159,506	1,912,111
Atresmedia Corp. de Medios de Comunicacion SA	190,034	1,136,828
CIE Automotive SA	138,403	4,035,298
Cirsa Enterprises SA *	89,861	1,446,741
Colonial SFL Socimi SA	801,537	4,948,610
Construcciones y Auxiliar de Ferrocarriles SA	35,687	2,943,234
Distribuidora Internacional de Alimentacion SA *	26,767	1,183,071
Ebro Foods SA	98,528	2,094,436
Elecnor SA	79,198	2,884,085
Enagas SA	466,079	9,122,541
Ence Energia y Celulosa SA *(a)	239,588	706,339
Fluidra SA	181,276	4,093,482
Gestamp Automocion SA	307,526	1,062,735
Global Dominion Access SA	176,500	562,786
Grenergy Renovables SA *	19,235	1,984,091
HBX Group International PLC (a)	173,392	1,526,703
Laboratorios Farmaceuticos Rovi SA	36,620	2,577,789
Linea Directa Aseguradora SA Cia de Seguros y Reaseguros	1,524,977	2,348,893
Logista Integral SA	126,033	5,287,963
Melia Hotels International SA	197,008	2,293,021
Neinor Homes SA	87,758	1,582,103
Pharma Mar SA *	26,657	2,518,983
Prosegur Cia de Seguridad SA	198,269	664,442
Puig Brands SA, Class B	316,052	6,769,800
Sacyr SA	1,005,019	4,947,566
Solaria Energia y Medio Ambiente SA *	129,395	2,549,175
Tecnicas Reunidas SA *	93,582	2,871,981
Unicaja Banco SA	2,386,885	9,787,293
Vidrala SA	49,042	5,127,044
Viscofan SA	94,796	6,309,588
		107,791,116

See financial notes
42
Schwab International Equity ETFs | Annual Holdings and Financial Statements

Schwab International Small-Cap Equity ETF
Portfolio Holdings  as of August 31, 2026 (continued)

SECURITY	NUMBER OF SHARES	VALUE ($)
Sweden 4.9%
AddLife AB, B Shares	239,495	4,183,526
Addnode Group AB	261,594	1,261,743
AFRY AB	212,108	2,276,164
Alleima AB	413,917	5,283,551
Altra Fastigheter AB	330,962	2,593,811
AQ Group AB	119,404	2,699,662
Arjo AB, B Shares	405,188	1,187,392
Asker Healthcare Group AB	473,946	3,637,792
Asmodee Group AB, B Shares *	328,350	5,283,651
Atrium Ljungberg AB, B Shares	522,500	1,367,701
Attendo AB	271,385	3,379,258
Avanza Bank Holding AB	282,277	11,854,639
Betsson AB, B Shares	226,408	2,185,241
Better Collective AS *(a)	58,516	726,194
Bilia AB, A Shares	146,871	2,242,376
Billerud AB	471,020	3,941,991
BioArctic AB	90,124	2,992,573
BoneSupport Holding AB *	119,389	2,721,734
Boozt AB *	111,283	1,740,810
Bravida Holding AB	433,336	6,313,241
Bufab AB	285,419	3,982,632
Bure Equity AB	113,724	3,733,516
Camurus AB *	81,671	4,969,812
Catena AB	98,851	3,909,134
Cibus Real Estate AB publ	161,757	2,370,122
Clas Ohlson AB, B Shares	78,087	3,760,658
Cloetta AB, B Shares	374,590	2,240,376
Corem Property Group AB, B Shares (a)	1,372,727	354,173
Dios Fastigheter AB	210,407	1,408,726
Dometic Group AB *	700,551	1,629,205
Electrolux AB, B Shares *	1,408,383	4,112,539
Electrolux Professional AB, B Shares	496,228	2,530,587
Elekta AB, B Shares (a)	742,382	4,203,959
Embracer Group AB *	301,331	2,251,914
Fabege AB	394,748	2,949,629
Fagerhult Group AB	189,075	332,842
Granges AB	217,524	4,092,370
Hacksaw AB	116,161	960,649
Hemnet Group AB	172,135	1,721,548
Hexatronic Group AB *	400,310	1,677,821
Hexpol AB	556,447	5,614,434
HMS Networks AB	67,593	3,662,001
Hufvudstaden AB, A Shares	201,607	2,470,442
Husqvarna AB, B Shares	712,280	2,830,134
Instalco AB	451,675	1,789,950
Intea Fastigheter AB	337,646	2,574,010
Investment AB Oresund	54,139	805,121
Invisio AB	72,785	1,739,753
JM AB	124,962	1,692,849
Kinnevik AB, B Shares *	502,521	3,216,713
Lagercrantz Group AB, B Shares	404,026	9,480,321
Lindab International AB	142,073	1,936,504
Loomis AB	143,861	8,124,053
Medicover AB, B Shares	114,034	2,883,881
MIPS AB	57,259	2,230,909
Modern Times Group MTG AB, B Shares *	221,915	3,066,435
Munters Group AB	279,477	4,895,052
Mycronic AB	324,415	11,022,579
NCAB Group AB	379,102	3,127,258
NCC AB, B Shares	175,892	3,299,958
NOBA Bank Group AB	360,030	3,240,266
Nolato AB, B Shares	420,215	2,331,387
Nordnet AB publ	409,696	15,424,111
Norion Bank AB *	208,949	1,462,157
SECURITY	NUMBER OF SHARES	VALUE ($)
NP3 Fastigheter AB	65,981	1,740,887
Pandox AB	227,986	4,037,170
Peab AB, B Shares	339,019	3,475,432
Platzer Fastigheter Holding AB, B Shares	137,364	1,024,260
Ratos AB, B Shares	392,015	1,555,975
Roko AB *(a)	10,996	2,165,050
Samhallsbyggnadsbolaget i Norden AB *(a)	1,989,923	626,721
Scandic Hotels Group AB	329,128	3,078,850
Sdiptech AB, B Shares *	70,283	1,914,497
Sectra AB, B Shares	278,596	8,576,744
Sinch AB *	1,093,785	5,312,139
SkiStar AB	81,923	1,387,468
Storskogen Group AB, B Shares	3,032,903	3,514,016
Systemair AB	202,780	1,839,821
Thule Group AB	228,907	4,893,777
Troax Group AB	86,288	1,335,413
Truecaller AB, B Shares	587,029	1,508,452
Vimian Group AB *	368,422	1,348,602
Vitec Software Group AB, B Shares	67,901	1,958,662
Vitrolife AB	156,892	1,551,920
Wallenstam AB, B Shares	700,075	2,878,011
Wihlborgs Fastigheter AB	576,620	4,630,327
Xvivo Perfusion AB *	53,353	1,467,793
		281,807,527

Switzerland 4.6%
Accelleron Industries AG	201,539	18,147,116
Adecco Group AG	361,046	10,751,614
Allreal Holding AG	31,587	7,756,496
ALSO Holding AG	12,951	3,096,891
ams-OSRAM AG *	212,618	4,802,622
APG SGA SA	2,619	640,204
Aryzta AG *	50,776	2,586,091
Autoneum Holding AG	5,350	847,577
Basilea Pharmaceutica Ag Allschwil *	25,994	2,042,972
Bell Food Group AG	3,607	1,033,505
Berner Kantonalbank AG	9,723	4,717,391
Bossard Holding AG, Class A	12,398	3,621,422
Bucher Industries AG	13,203	5,163,869
Burckhardt Compression Holding AG	6,617	4,185,020
Burkhalter Holding AG	16,134	2,619,940
Bystronic AG	3,229	604,276
Cembra Money Bank AG	63,563	6,974,268
Cie Financiere Tradition SA, Bearer Shares	3,793	1,272,236
Clariant AG *	443,326	5,958,934
Comet Holding AG	15,523	6,378,657
Cosmo NV	16,219	1,114,122
Daetwyler Holding AG, Bearer Shares	16,344	2,706,637
DKSH Holding AG	76,271	6,221,002
dormakaba Holding AG	60,426	4,322,820
Dottikon Es Holding AG *	6,616	2,235,495
EFG International AG *	314,845	6,234,940
Emmi AG	4,513	4,697,609
Forbo Holding AG	2,049	2,467,575
Galenica AG	107,685	11,075,714
Huber & Suhner AG	31,228	6,408,320
Implenia AG	32,616	2,672,417
Inficon Holding AG	36,322	7,480,637
Interroll Holding AG	1,369	2,724,614
Intershop Holding AG	11,403	2,252,514
Jungfraubahn Holding AG	11,077	3,530,327
Kardex Holding AG	12,820	4,101,702
Landis & Gyr Group AG *	54,366	3,125,566
Liechtensteinische Landesbank AG	24,495	3,395,557
See financial notes
Schwab International Equity ETFs | Annual Holdings and Financial Statements
43

Schwab International Small-Cap Equity ETF
Portfolio Holdings  as of August 31, 2026 (continued)

SECURITY	NUMBER OF SHARES	VALUE ($)
Luzerner Kantonalbank AG	41,463	5,932,450
Medacta Group SA	12,586	1,965,905
Medartis Holding AG *	9,107	1,004,312
Medmix AG	57,395	640,761
Mobimo Holding AG	16,088	6,819,902
Montana Aerospace AG *	65,846	1,919,269
OC Oerlikon Corp. AG Pfaeffikon	371,836	2,374,743
PolyPeptide Group AG *	29,726	1,620,682
Sensirion Holding AG *	19,277	1,932,591
SFS Group AG *	34,751	5,797,927
Siegfried Holding AG *	81,692	7,320,380
SKAN Group AG	27,414	2,195,292
SMG Swiss Marketplace Group AG	43,999	1,756,257
Softwareone Holding AG *	361,859	4,257,033
St. Galler Kantonalbank AG	5,909	4,797,703
Stadler Rail AG	118,181	4,364,776
Sulzer AG	36,806	7,316,101
Sunrise Communications AG, Class A *	106,420	5,613,739
Tecan Group AG	26,535	6,489,654
TX Group AG	4,075	822,111
Valiant Holding AG	33,907	6,278,219
Vontobel Holding AG	57,422	6,623,839
VP Bank AG, Class A	6,961	816,762
Ypsomed Holding AG *	8,561	4,215,070
Zehnder Group AG	18,391	1,652,561
		264,496,708

United Kingdom 11.1%
4imprint Group PLC	59,648	3,623,010
Aberdeen Group PLC	3,888,734	13,296,854
AG Barr PLC	224,501	1,814,095
AJ Bell PLC	692,785	5,767,166
AO World PLC	643,600	827,218
Ashmore Group PLC	963,000	2,929,845
Aston Martin Lagonda Global Holdings PLC *(a)	872,842	396,439
B&M European Value Retail PLC	2,173,369	7,001,248
Babcock International Group PLC	424,288	6,077,512
Balfour Beatty PLC	1,026,704	12,312,285
Baltic Classifieds Group PLC	910,948	2,640,565
Bellway PLC	233,089	6,826,076
Big Yellow Group PLC	397,576	4,730,019
Bodycote PLC	365,316	4,522,047
Breedon Group PLC	612,294	2,947,026
Bridgepoint Group PLC	1,153,048	5,043,213
Bytes Technology Group PLC (a)	476,779	2,835,184
C&C Group PLC (a)	768,961	997,727
Canal & SA	1,358,356	4,828,830
Chemring Group PLC	572,858	4,275,628
Clarkson PLC	59,404	4,079,348
Close Brothers Group PLC *	328,411	1,837,141
CMC Markets PLC	212,797	2,111,894
Coats Group PLC	4,067,123	4,477,534
Computacenter PLC	124,492	9,570,179
Cranswick PLC	112,867	8,248,051
Crest Nicholson Holdings PLC	510,975	444,072
Currys PLC	2,034,882	4,190,758
Derwent London PLC	238,474	6,621,655
Domino's Pizza Group PLC	826,743	2,380,787
Dr. Martens PLC (a)	1,257,870	1,323,406
Drax Group PLC	717,174	7,535,669
Dunelm Group PLC	264,146	3,115,723
easyJet PLC	812,723	7,426,737
Elementis PLC	1,194,738	2,821,736
Energean PLC	269,515	2,678,444
Firstgroup PLC	1,131,142	2,745,148
Frasers Group PLC *	249,223	2,812,988
SECURITY	NUMBER OF SHARES	VALUE ($)
Future PLC	196,550	824,497
Games Workshop Group PLC	70,592	17,629,528
Genuit Group PLC	542,103	2,028,554
Genus PLC	141,066	4,490,720
Goodwin PLC	5,823	1,457,384
Grafton Group PLC, CDI	359,806	5,082,160
Grainger PLC	1,566,712	3,689,645
Great Portland Estates PLC	836,102	3,826,990
Greencore Group PLC	1,288,209	4,659,805
Greggs PLC	213,066	5,355,740
Hammerson PLC	1,096,015	5,608,077
Harbour Energy PLC	1,597,671	5,436,966
Hays PLC	3,415,650	3,558,876
Helios Towers PLC	1,807,240	4,959,318
Hikma Pharmaceuticals PLC	316,419	6,932,653
Hill & Smith PLC	164,340	6,673,224
Hilton Food Group PLC	158,333	1,365,288
Hochschild Mining PLC	675,508	6,113,323
Ibstock PLC (a)	813,764	979,180
IG Group Holdings PLC	693,102	13,155,906
Inchcape PLC	658,567	7,585,058
IntegraFin Holdings PLC	591,249	3,194,437
International Workplace Group PLC	1,511,454	3,893,535
Investec PLC	1,268,066	11,398,586
IP Group PLC *	1,785,897	1,757,878
Ithaca Energy PLC	493,359	1,842,140
ITV PLC	7,728,930	7,440,006
J D Wetherspoon PLC (a)	149,406	1,724,838
Johnson Matthey PLC	270,498	8,347,028
Jupiter Fund Management PLC	883,142	2,037,913
Kainos Group PLC	172,425	2,915,159
Keller Group PLC	143,214	5,863,919
Lancashire Holdings Ltd.	521,494	4,355,376
Lion Finance Group PLC	74,036	13,470,727
LondonMetric Property PLC	4,744,188	12,156,800
Man Group PLC	2,459,215	10,302,688
Marshalls PLC	508,309	1,148,149
Michael Page PLC	686,808	2,067,207
Mitchells & Butlers PLC *	563,197	2,149,484
Mitie Group PLC	2,552,380	7,218,637
Molten Ventures PLC *	297,246	2,849,253
MONY Group PLC	997,088	2,752,370
Moonpig Group PLC	609,648	2,421,823
Morgan Advanced Materials PLC	568,119	1,856,316
Morgan Sindall Group PLC	91,771	5,474,617
NCC Group PLC	538,187	1,058,027
Ninety One PLC	535,578	1,556,837
Ocado Group PLC *	1,237,500	4,023,370
OSB Group PLC	749,484	5,228,093
Oxford Instruments PLC	110,682	4,261,779
Oxford Nanopore Technologies PLC *	904,615	2,159,826
Pan African Resources PLC	4,459,118	8,240,250
Paragon Banking Group PLC	394,179	4,262,062
Pennon Group PLC	1,007,213	6,541,125
Pets at Home Group PLC	970,420	2,876,110
Picton Property Income Ltd.	1,118,363	1,097,784
Playtech PLC *	443,777	2,445,198
Plus500 Ltd.	145,381	7,438,838
Premier Foods PLC	1,383,321	3,741,635
Primary Health Properties PLC	5,179,855	6,710,330
QinetiQ Group PLC	979,826	6,741,873
Quilter PLC	2,820,719	7,423,025
Rank Group PLC	434,457	607,886
Raspberry PI Holdings PLC *	130,919	1,024,175
Rathbones Group PLC	121,818	2,827,553
Renishaw PLC	73,378	5,078,754
RHI Magnesita NV	36,029	1,345,766
Rotork PLC	1,734,856	11,407,770
See financial notes
44
Schwab International Equity ETFs | Annual Holdings and Financial Statements

Schwab International Small-Cap Equity ETF
Portfolio Holdings  as of August 31, 2026 (continued)

SECURITY	NUMBER OF SHARES	VALUE ($)
RS Group PLC	1,012,347	10,383,264
Safestore Holdings PLC	459,359	3,662,057
Savills PLC	288,104	4,179,542
Senior PLC	854,988	3,413,822
Serco Group PLC	2,098,119	7,367,590
Shaftesbury Capital PLC	3,154,931	6,296,414
Shawbrook Group PLC *	243,293	1,042,347
Sirius Real Estate Ltd.	3,315,403	4,405,122
Softcat PLC	283,362	8,006,356
Spire Healthcare Group PLC	547,228	1,743,539
SSP Group PLC	1,675,527	4,566,075
Supermarket Income REIT PLC	2,722,501	3,167,021
Tate & Lyle PLC	777,961	5,843,367
TBC Bank Group PLC	95,684	6,551,282
Telecom Plus PLC	161,054	1,910,624
THG PLC *(a)	1,596,545	748,517
TP ICAP Group PLC	1,551,437	7,252,654
Trainline PLC *	786,407	2,122,825
Travis Perkins PLC	443,385	3,916,436
Tritax Big Box REIT PLC	5,676,501	12,113,817
Trustpilot Group PLC *	727,061	2,880,359
UNITE Group PLC	973,999	6,741,396
Vesuvius PLC	392,262	2,066,687
Victrex PLC	189,098	2,156,148
Vistry Group PLC *	689,855	2,830,234
Volution Group PLC	419,610	3,840,123
Watches of Switzerland Group PLC *	477,674	4,653,224
WH Smith PLC	259,789	1,453,972
Wickes Group PLC	455,897	1,195,415
Workspace Group PLC (a)	270,802	1,387,840
WPP PLC	2,326,660	12,069,061
Zigup PLC	462,170	2,766,483
		638,996,714
Total Common Stocks (Cost $4,421,430,592)		5,729,628,182

PREFERRED STOCKS 0.2% OF NET ASSETS

Germany 0.1%
Draegerwerk AG & Co. KGaA	18,719	2,444,023
KSB SE & Co. KGaA	1,526	1,549,253
Sixt SE	36,387	2,586,748
		6,580,024

Italy 0.1%
Danieli & C Officine Meccaniche SpA - RSP	77,025	4,022,670

Republic of Korea 0.0%
Daishin Securities Co. Ltd. *	43,459	650,964

Sweden 0.0%
Corem Property Group AB	22,859	559,025
Total Preferred Stocks (Cost $7,567,158)		11,812,683

SECURITY	NUMBER OF SHARES	VALUE ($)
RIGHTS 0.0% OF NET ASSETS

United Kingdom 0.0%
Greencore Group PLC
CVR *(b)	357,409	4,361
Total Rights (Cost $10,081)		4,361

WARRANTS 0.0% OF NET ASSETS

Italy 0.0%
Webuild SpA
expires 08/02/30 *(a)(b)	41,766	107,898
Total Warrants (Cost $0)		107,898

SHORT-TERM INVESTMENTS 3.6% OF NET ASSETS

Money Market Funds 3.6%
State Street Institutional U.S. Government Money Market Fund, Premier Class 3.62% (c)	6,174,840	6,174,840
State Street Institutional U.S. Government Money Market Fund, Premier Class 3.62% (c)(d)	199,972,878	199,972,878
		206,147,718
Total Short-Term Investments (Cost $206,147,718)		206,147,718
Total Investments in Securities (Cost $4,635,155,549)		5,947,700,842

	NUMBER OF CONTRACTS	NOTIONAL AMOUNT ($)	CURRENT VALUE/ UNREALIZED APPRECIATION ($)
FUTURES CONTRACTS
Long
MSCI EAFE Index, expires 09/18/26	181	29,220,640	104,157

*	Non-income producing security.
(a)	All or a portion of this security is on loan.
(b)	Fair valued using significant unobservable inputs.
(c)	The rate shown is the annualized 7-day yield.
(d)	Security purchased with cash collateral received for securities on loan. Securities on loan were valued at $187,931,731.

CDI —	CHESS Depositary Interest
CVR —	Contingent Value Rights
REIT —	Real Estate Investment Trust
RSP —	Risparmio (Savings Shares)

See financial notes
Schwab International Equity ETFs | Annual Holdings and Financial Statements
45

Schwab International Small-Cap Equity ETF
Portfolio Holdings  as of August 31, 2026 (continued)

% OF NET ASSETS
SECTOR WEIGHTINGS (a)
Industrials	21.2%
Materials	15.7%
Financials	13.4%
Information Technology	9.4%
Consumer Discretionary	9.3%
Real Estate	7.9%
Energy	6.4%
Health Care	5.9%
Consumer Staples	4.3%
Communication Services	3.2%
Utilities	2.8%
Short-Term Investments	3.6%
Total	103.1%

(a)	Excludes derivatives.

The following is a summary of the inputs used to value the fund’s investments as of August 31, 2026:
DESCRIPTION	QUOTED PRICES IN ACTIVE MARKETS FOR IDENTICAL ASSETS (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Assets
Common Stocks[1]	$4,854,720,736	$—	$—	$4,854,720,736
Australia	379,654,660	—	79,094 *	379,733,754
Hong Kong	61,015,174	—	0 *	61,015,174
Republic of Korea	372,899,437	—	287,304	373,186,741
Singapore	60,971,777	—	0 *	60,971,777
Preferred Stocks[1]	11,812,683	—	—	11,812,683
Rights
United Kingdom	—	—	4,361	4,361
Warrants
Italy	—	—	107,898	107,898
Short-Term Investments[1]	206,147,718	—	—	206,147,718
Futures Contracts[2]	104,157	—	—	104,157
Total	$5,947,326,342	$—	$478,657	$5,947,804,999

*	Level 3 amount shown includes securities determined to have no value.
[1]	As categorized in the Portfolio Holdings.
[2]	Futures contracts are reported at cumulative unrealized appreciation or depreciation.
See financial notes
46
Schwab International Equity ETFs | Annual Holdings and Financial Statements

Schwab International Small-Cap Equity ETF
Statement of Assets and Liabilities

As of August 31, 2026
Assets
Investments in securities, at value - unaffiliated issuers (cost $4,635,155,549) including securities on loan of $187,931,731		$5,947,700,842
Deposit with broker for futures contracts		1,806,857
Receivables:
Dividends		10,206,951
Investments sold		6,016,352
Foreign tax reclaims		5,553,841
Income from securities on loan		438,644
Other assets	+	443
Total assets		5,971,723,930

Liabilities
Collateral held for securities on loan		199,972,878
Payables:
Due to subcustodian, at value (cost $716,513)		698,558
Management fees		272,106
Foreign capital gains tax		125,885
Variation margin on futures contracts		81,452
Due to custodian	+	443
Total liabilities		201,151,322
Net assets		$5,770,572,608

Net Assets by Source
Capital received from investors		$4,694,716,158
Total distributable earnings	+	1,075,856,450
Net assets		$5,770,572,608

Net Asset Value (NAV)
Net Assets	÷	Shares Outstanding	=	NAV
$5,770,572,608		112,200,000		$51.43

See financial notes
Schwab International Equity ETFs | Annual Holdings and Financial Statements
47

Schwab International Small-Cap Equity ETF
Statement of Operations

For the period September 1, 2025 through August 31, 2026
Investment Income
Dividends received from securities - unaffiliated issuers (net of foreign withholding tax of $16,788,785)		$141,166,439
Other Interest		22,414
Securities on loan, net	+	4,577,072
Total investment income		145,765,925

Expenses
Management fees		3,945,680
Professional fees	+	66,485 [1]
Total expenses		4,012,165
Expense reduction	–	66,485 [1]
Net expenses	–	3,945,680
Net investment income		141,820,245

REALIZED AND UNREALIZED GAINS (LOSSES)
Net realized gains on sales of securities - unaffiliated issuers (net of foreign capital gains tax paid of $25,129)		142,112,658
Net realized gains on sales of in-kind redemptions - unaffiliated issuers		477,250,536
Net realized gains on futures contracts		3,953,509
Net realized losses on foreign currency transactions	+	(1,956,855)
Net realized gains		621,359,848
Net change in unrealized appreciation (depreciation) on securities - unaffiliated issuers (net of change in foreign capital gains tax liability of $102,698)		201,645,888
Net change in unrealized appreciation (depreciation) on futures contracts		74,201
Net change in unrealized appreciation (depreciation) on foreign currency translations	+	3,016
Net change in unrealized appreciation (depreciation)		201,723,105
Net realized and unrealized gains		823,082,953
Increase in net assets resulting from operations		$964,903,198

[1]	Professional fees associated with the filing of foreign withholding tax claims in the European Union are deemed to be non-contingent and non-routine expenses of the fund.
See financial notes
48
Schwab International Equity ETFs | Annual Holdings and Financial Statements

Schwab International Small-Cap Equity ETF
Statement of Changes in Net Assets

For the current and prior report periods
OPERATIONS
	9/1/25-8/31/26		9/1/24-8/31/25
Net investment income		$141,820,245	$122,861,183
Net realized gains		621,359,848	106,759,774
Net change in unrealized appreciation (depreciation)	+	201,723,105	607,950,147
Increase in net assets resulting from operations		$964,903,198	$837,571,104

DISTRIBUTIONS TO SHAREHOLDERS
Total distributions		($182,278,830 )	($140,093,440 )

TRANSACTIONS IN FUND SHARES
	9/1/25-8/31/26			9/1/24-8/31/25
		SHARES	VALUE	SHARES	VALUE
Shares sold		23,500,000	$1,087,666,991	4,200,000	$157,327,959
Shares redeemed	+	(19,400,000)	(892,815,420)	(8,900,000)	(328,639,902)
Net transactions in fund shares		4,100,000	$194,851,571	(4,700,000)	($171,311,943 )

SHARES OUTSTANDING AND NET ASSETS
	9/1/25-8/31/26			9/1/24-8/31/25
		SHARES	NET ASSETS	SHARES	NET ASSETS
Beginning of period		108,100,000	$4,793,096,669	112,800,000	$4,266,930,948
Total increase (decrease)	+	4,100,000	977,475,939	(4,700,000)	526,165,721
End of period		112,200,000	$5,770,572,608	108,100,000	$4,793,096,669
See financial notes
Schwab International Equity ETFs | Annual Holdings and Financial Statements
49

Schwab Emerging Markets Equity ETF
Financial Statements
FINANCIAL HIGHLIGHTS

	9/1/25– 8/31/26	9/1/24– 8/31/25	9/1/23– 8/31/24	9/1/22– 8/31/23	9/1/21– 8/31/22
Per-Share Data
Net asset value at beginning of period	$31.21	$27.23	$24.62	$25.22	$31.64
Income (loss) from investment operations:
Net investment income (loss)[1]	0.75	0.73	0.69	0.75	0.93
Net realized and unrealized gains (losses)	6.08	4.06	2.78	(0.62)	(6.63)
Total from investment operations	6.83	4.79	3.47	0.13	(5.70)
Less distributions:
Distributions from net investment income	(0.95)	(0.81)	(0.86)	(0.73)	(0.72)
Net asset value at end of period	$37.09	$31.21	$27.23	$24.62	$25.22
Total return	22.32%	17.98%	14.57%	0.61%	(18.32%)
Ratios/Supplemental Data
Ratios to average net assets:
Total expenses	0.07%[2]	0.10%[3]	0.11%	0.11%[4]	0.11%[4]
Net investment income (loss)	2.18%	2.57%	2.73%	3.09%	3.33%
Portfolio turnover rate[5]	4%	7%	8%	13%	13%
Net assets, end of period (x 1,000,000)	$13,003	$10,641	$9,089	$8,463	$8,557

[1]	Calculated based on the average shares outstanding during the period.
[2]	Effective June 11, 2026, the annual operating expense ratio was reduced to 0.06%. The ratio presented for the period ended August 31, 2026, is a blended ratio.
[3]	Effective June 10, 2025, the annual operating expense ratio was reduced to 0.07%. The ratio presented for the period ended August 31, 2025, is a blended ratio.
[4]	Ratio includes less than 0.005% of non-routine proxy expenses.
[5]	Portfolio turnover rate excludes securities received or delivered from processing of in-kind creations or redemptions.
See financial notes
50
Schwab International Equity ETFs | Annual Holdings and Financial Statements

Schwab Emerging Markets Equity ETF
Portfolio Holdings  as of August 31, 2026

SECURITY	NUMBER OF SHARES	VALUE ($)
COMMON STOCKS 98.2% OF NET ASSETS

Brazil 3.0%
Allos SA	454,451	2,341,202
Alupar Investimento SA	173,096	1,093,878
Ambev SA	5,107,959	14,818,681
Auren Energia SA *	385,394	832,412
Axia Energia SA	1,600,321	16,408,480
B3 SA - Brasil Bolsa Balcao	6,046,710	18,930,983
Banco Bradesco SA	1,829,976	5,358,388
Banco BTG Pactual SA	1,412,238	14,913,438
Banco do Brasil SA	2,041,911	8,174,265
Banco Santander Brasil SA	495,936	2,829,653
BB Seguridade Participacoes SA	749,656	5,845,835
Brava Energia	467,994	1,547,394
Caixa Seguridade Participacoes SA	670,155	2,501,698
Cia de Saneamento Basico do Estado de Sao Paulo SABESP	2,833,467	13,826,059
Cia de Saneamento de Minas Gerais Copasa MG	404,351	4,309,810
Cia De Saneamento do Parana Sanepar	191,932	1,241,808
Cia Energetica de Minas Gerais	181,203	576,053
Cia Paranaense de Energia - Copel	2,211,327	6,381,126
Cia Siderurgica Nacional SA *	762,812	783,308
Cosan SA *	2,674,351	2,013,197
CPFL Energia SA	246,465	2,118,891
CSN Mineracao SA	673,352	769,426
Embraer SA	808,289	14,585,959
Energisa SA	474,411	4,395,406
Eneva SA *	1,115,815	5,644,980
Engie Brasil Energia SA	487,442	2,764,254
Equatorial SA	1,237,922	8,762,083
GPS Participacoes e Empreendimentos SA	587,872	1,409,313
Grupo Mateus SA	523,220	467,594
Hypera SA	414,096	1,734,459
Itau Unibanco Holding SA	649,235	5,396,089
Klabin SA	1,070,575	3,905,549
Localiza Rent a Car SA	1,056,605	7,152,397
Lojas Renner SA	1,199,761	2,524,204
M Dias Branco SA	164,171	547,575
MBRF Global Foods Co. SA	845,480	2,979,938
Motiva Infraestrutura de Mobilidade SA	1,445,755	4,314,270
Multiplan Empreendimentos Imobiliarios SA	433,238	2,334,775
Natura Cosmeticos SA *	1,167,841	1,970,146
Petroleo Brasileiro SA - Petrobras	4,459,591	43,289,228
Porto Seguro SA	216,754	2,053,406
PRIO SA *	979,139	11,846,130
Raia Drogasil SA	1,580,486	5,979,294
Rede D'Or Sao Luiz SA	957,591	6,502,481
Rumo SA	1,600,922	4,659,879
Sendas Distribuidora SA	1,673,032	2,725,523
Smartfit Escola de Ginastica e Danca SA	585,379	1,899,363
Suzano SA	825,896	7,221,489
Telefonica Brasil SA	795,618	4,584,079
TIM SA	925,534	3,324,619
TOTVS SA	622,831	4,261,766
Transmissora Alianca de Energia Eletrica SA	277,390	2,093,489
Ultrapar Participacoes SA	768,915	5,167,854
Vale SA	4,164,597	62,579,887
Vibra Energia SA	1,237,532	8,221,868
SECURITY	NUMBER OF SHARES	VALUE ($)
WEG SA	1,755,753	16,995,640
		391,910,971

Chile 0.6%
Aguas Andinas SA, Class A	4,315,517	1,479,112
Banco de Chile	52,762,762	10,878,687
Banco de Credito e Inversiones SA	90,726	6,267,722
Banco Itau Chile SA	77,170	1,826,665
Banco Santander Chile	77,582,447	6,690,083
Cencosud SA	1,594,556	3,340,618
Cencosud Shopping SA	670,793	1,753,059
Cia Cervecerias Unidas SA	120,922	703,402
Cia Sud Americana de Vapores SA	22,048,972	1,133,569
Colbun SA	9,835,442	1,553,832
Empresas CMPC SA	1,274,706	1,372,127
Empresas Copec SA	447,228	3,171,065
Enel Americas SA	26,231,330	2,374,079
Enel Chile SA	31,012,095	2,657,292
Falabella SA	1,368,388	9,057,659
Latam Airlines Group SA	375,117,096	9,690,862
Parque Arauco SA	816,992	3,412,720
Plaza SA	907,364	3,820,347
Quinenco SA	386,946	1,865,010
		73,047,910

China 27.1%
360 Security Technology, Inc., A Shares	558,000	765,817
37 Interactive Entertainment Network Technology Group Co. Ltd., A Shares	208,800	573,749
3peak, Inc., A Shares	10,330	475,368
3SBio, Inc. *	2,316,468	4,763,367
Accelink Technologies Co. Ltd., A Shares *	72,700	1,946,819
ACM Research Shanghai, Inc., A Shares	24,254	1,089,228
Addsino Co. Ltd., A Shares *	127,600	270,091
Advanced Micro-Fabrication Equipment, Inc. China, A Shares	79,178	4,266,513
AECC Aero-Engine Control Co. Ltd., A Shares	113,300	319,594
AECC Aviation Power Co. Ltd., A Shares	207,500	1,194,098
Agricultural Bank of China Ltd., A Shares	7,310,700	7,530,522
Agricultural Bank of China Ltd., H Shares	37,023,784	29,966,440
Aier Eye Hospital Group Co. Ltd., A Shares	788,344	963,427
AIMA Technology Group Co. Ltd., A Shares	34,100	110,046
Air China Cargo Co. Ltd., A Shares	281,400	170,482
Air China Ltd., A Shares *	1,042,900	905,047
Air China Ltd., H Shares *	1,868,657	898,656
Aisino Corp., A Shares *	229,700	235,581
Akeso, Inc. *	856,823	9,825,927
Alibaba Group Holding Ltd.	22,691,893	330,567,038
Alibaba Health Information Technology Ltd. *	6,871,145	2,708,384
All Winner Technology Co. Ltd., A Shares	85,644	432,300
Alpha Group, A Shares *	162,500	206,814
Aluminum Corp. of China Ltd., A Shares	1,143,700	1,663,285
See financial notes
Schwab International Equity ETFs | Annual Holdings and Financial Statements
51

Schwab Emerging Markets Equity ETF
Portfolio Holdings  as of August 31, 2026 (continued)

SECURITY	NUMBER OF SHARES	VALUE ($)
Aluminum Corp. of China Ltd., H Shares	4,538,729	4,961,783
Amlogic Shanghai Co. Ltd., A Shares	40,017	580,717
An Hui Wenergy Co. Ltd., A Shares	148,100	159,828
Angang Steel Co. Ltd., H Shares *	1,911,372	288,926
Angel Yeast Co. Ltd., A Shares	93,800	578,885
Angelalign Technology, Inc.	92,963	1,067,273
Anhui Anke Biotechnology Group Co. Ltd., A Shares	148,500	186,343
Anhui Conch Cement Co. Ltd., A Shares	370,400	973,141
Anhui Conch Cement Co. Ltd., H Shares	1,414,400	3,054,583
Anhui Expressway Co. Ltd., H Shares	513,530	1,033,047
Anhui Gujing Distillery Co. Ltd., A Shares	112,704	1,538,566
Anhui Jianghuai Automobile Group Corp. Ltd., A Shares *	179,400	559,991
Anhui Kouzi Distillery Co. Ltd., A Shares	21,100	59,299
Anhui Xinhua Media Co. Ltd., A Shares	178,100	138,387
Anhui Yingjiagongjiu Co. Ltd., A Shares	30,900	185,225
Anhui Zhongding Sealing Parts Co. Ltd., A Shares	113,200	360,090
Anjoy Foods Group Co. Ltd., A Shares	30,300	337,864
Anker Innovations Technology Co. Ltd., A Shares	47,000	879,903
ANTA Sports Products Ltd.	1,446,937	14,341,460
Apeloa Pharmaceutical Co. Ltd., A Shares	120,600	389,194
APT Medical, Inc., A Shares	11,591	422,990
Asia - Potash International Investment Guangzhou Co. Ltd., A Shares	77,500	552,813
ASR Microelectronics Co. Ltd., A Shares *	34,590	530,229
Asymchem Laboratories Tianjin Co. Ltd., A Shares	37,980	913,600
Autel Intelligent Technology Corp. Ltd., A Shares	47,966	186,281
Autobio Diagnostics Co. Ltd., A Shares	67,600	331,258
Autohome, Inc., ADR	77,514	1,700,657
Avary Holding Shenzhen Co. Ltd., A Shares	202,500	2,812,333
AVIC Chengdu UAS Co. Ltd., A Shares	55,557	322,525
AviChina Industry & Technology Co. Ltd., H Shares	3,075,529	1,143,618
Avicopter PLC, A Shares	57,300	234,727
BAIC BluePark New Energy Technology Co. Ltd., A Shares *	461,400	348,900
BAIC Foton Motor Co. Ltd., A Shares *	478,600	206,600
BAIC Motor Corp. Ltd., H Shares *	2,993,009	309,254
Baidu, Inc., A Shares *	2,555,896	31,364,688
Baimtec Material Co. Ltd., A Shares *	26,137	194,296
Baiyin Nonferrous Group Co. Ltd., A Shares *	703,100	719,008
Bank of Beijing Co. Ltd., A Shares	1,782,000	1,419,128
Bank of Changsha Co. Ltd., A Shares	372,900	537,869
Bank of Chengdu Co. Ltd., A Shares	338,400	959,589
Bank of China Ltd., A Shares	3,556,200	3,446,094
Bank of China Ltd., H Shares	81,935,717	61,666,313
Bank of Communications Co. Ltd., A Shares	4,450,300	4,796,096
Bank of Communications Co. Ltd., H Shares	8,828,788	8,784,527
SECURITY	NUMBER OF SHARES	VALUE ($)
Bank of Guiyang Co. Ltd., A Shares	407,700	334,389
Bank of Hangzhou Co. Ltd., A Shares	564,000	1,404,543
Bank of Jiangsu Co. Ltd., A Shares	1,636,000	2,944,216
Bank of Nanjing Co. Ltd., A Shares	992,100	1,721,924
Bank of Ningbo Co. Ltd., A Shares	570,260	2,896,289
Bank of Qingdao Co. Ltd., A Shares	460,100	420,514
Bank of Shanghai Co. Ltd., A Shares	1,156,870	1,632,499
Bank of Suzhou Co. Ltd., A Shares	346,200	458,130
Bank of Xi'an Co. Ltd., A Shares	752,000	388,425
Bank of Zhengzhou Co. Ltd., A Shares *	1,609,787	424,133
Baoshan Iron & Steel Co. Ltd., A Shares	1,888,032	1,635,657
BBMG Jidong Cement Group Co. Ltd., A Shares	287,800	153,368
Beijing Capital Eco-Environment Protection Group Co. Ltd., A Shares	698,900	289,214
Beijing Capital International Airport Co. Ltd., H Shares *	2,460,371	486,469
Beijing Compass Technology Development Co. Ltd., A Shares	51,800	657,639
Beijing Dabeinong Technology Group Co. Ltd., A Shares	397,000	193,832
Beijing Easpring Material Technology Co. Ltd., A Shares	49,000	294,015
Beijing Enlight Media Co. Ltd., A Shares	270,800	470,413
Beijing Enterprises Holdings Ltd.	614,942	2,533,725
Beijing Enterprises Water Group Ltd.	5,452,736	1,161,592
Beijing Jetsen Technology Co. Ltd., A Shares	319,000	255,466
Beijing Jingneng Clean Energy Co. Ltd., H Shares	2,272,505	478,312
Beijing Jingneng Power Co. Ltd., A Shares	486,300	395,960
Beijing Kingsoft Office Software, Inc., A Shares	39,574	1,470,624
Beijing New Building Materials PLC, A Shares	164,100	411,838
Beijing Originwater Technology Co. Ltd., A Shares	350,977	181,810
Beijing Roborock Technology Co. Ltd., A Shares	22,461	426,217
Beijing Shiji Information Technology Co. Ltd., A Shares	252,980	297,491
Beijing Shougang Co. Ltd., A Shares	284,600	159,288
Beijing Shunxin Agriculture Co. Ltd., A Shares *	70,600	110,450
Beijing Sinnet Technology Co. Ltd., A Shares	130,100	239,943
Beijing Tiantan Biological Products Corp. Ltd., A Shares	163,920	298,657
Beijing Tong Ren Tang Co. Ltd., A Shares	138,600	492,878
Beijing Tricolor Technology Co. Ltd., A Shares	10,900	154,949
Beijing Ultrapower Software Co. Ltd., A Shares	204,800	250,284
Beijing United Information Technology Co. Ltd., A Shares *	71,905	202,079
Beijing Wantai Biological Pharmacy Enterprise Co. Ltd., A Shares *	78,250	337,670
Beijing Yandong Microelectronic Co. Ltd., A Shares *	67,152	494,994
Beijing Yanjing Brewery Co. Ltd., A Shares	313,000	531,140
See financial notes
52
Schwab International Equity ETFs | Annual Holdings and Financial Statements

Schwab Emerging Markets Equity ETF
Portfolio Holdings  as of August 31, 2026 (continued)

SECURITY	NUMBER OF SHARES	VALUE ($)
Beijing Yuanliu Hongyuan Electronic Technology Co. Ltd., A Shares	18,400	135,549
Beijing Zhong Ke San Huan High-Tech Co. Ltd., A Shares	117,530	213,261
Beijing-Shanghai High Speed Railway Co. Ltd., A Shares	3,679,200	2,678,072
BeOne Medicines Ltd., Class A *	9,558	383,942
BeOne Medicines Ltd., Class H *	1,001,595	27,520,769
Bestechnic Shanghai Co. Ltd., A Shares	17,757	279,941
Bethel Automotive Safety Systems Co. Ltd., A Shares	81,015	338,507
Betta Pharmaceuticals Co. Ltd., A Shares	40,000	300,566
BGI Genomics Co. Ltd., A Shares *	28,700	166,099
Bilibili, Inc., Z Shares *	343,265	5,652,993
Biwin Storage Technology Co. Ltd., A Shares	38,555	1,351,835
Bloomage Biotechnology Corp. Ltd., A Shares	34,275	181,477
Blue Moon Group Holdings Ltd. *(a)	2,016,984	962,270
Bluefocus Intelligent Communications Group Co. Ltd., A Shares	278,140	583,771
Bluestar Adisseo Co., A Shares	112,900	145,200
BOC International China Co. Ltd., A Shares	207,000	370,061
BOE Technology Group Co. Ltd., A Shares	2,883,900	2,579,970
BOE Technology Group Co. Ltd., B Shares	1,136,950	739,664
Bosideng International Holdings Ltd.	5,363,111	2,921,241
Bright Dairy & Food Co. Ltd., A Shares *	43,000	44,677
Brilliance China Automotive Holdings Ltd.	3,547,148	1,056,547
BTG Hotels Group Co. Ltd., A Shares	102,500	179,276
Business-intelligence of Oriental Nations Corp. Ltd., A Shares *	157,600	301,922
BYD Co. Ltd., A Shares	454,000	5,960,524
BYD Co. Ltd., H Shares	4,414,802	49,107,795
BYD Electronic International Co. Ltd.	916,856	3,157,822
By-health Co. Ltd., A Shares	78,200	114,076
C&D International Investment Group Ltd. (a)	1,301,961	2,145,770
C&S Paper Co. Ltd., A Shares	151,300	160,128
Caida Securities Co. Ltd., A Shares	256,100	256,939
Caitong Securities Co. Ltd., A Shares	479,760	634,871
CALB Group Co. Ltd., H Shares *	430,043	947,386
Cambricon Technologies Corp. Ltd., A Shares	51,951	8,600,605
Camel Group Co. Ltd., A Shares	173,400	192,810
Canmax Technologies Co. Ltd., A Shares *	73,320	702,859
CanSino Biologics, Inc., H Shares *(a)	137,068	515,799
Capital Securities Co. Ltd., A Shares	94,900	224,042
Cathay Biotech, Inc., A Shares	71,206	446,654
CCOOP Group Co. Ltd., A Shares *	1,547,500	347,830
CECEP Solar Energy Co. Ltd., A Shares	345,700	220,244
CECEP Wind-Power Corp., A Shares	627,620	312,969
Central China Securities Co. Ltd., H Shares	788,129	177,948
CETC Cyberspace Security Technology Co. Ltd., A Shares	87,900	183,441
CGN Power Co. Ltd., A Shares	1,447,700	920,167
CGN Power Co. Ltd., H Shares	13,064,214	5,057,835
Changchun High-Tech Industry Group Co. Ltd., A Shares	41,300	450,009
SECURITY	NUMBER OF SHARES	VALUE ($)
Changjiang Securities Co. Ltd., A Shares	519,900	715,849
Changzhou Xingyu Automotive Lighting Systems Co. Ltd., A Shares	26,400	308,052
Chaozhou Three-Circle Group Co. Ltd., A Shares	156,108	2,672,286
Chengdu Kanghong Pharmaceutical Group Co. Ltd., A Shares	79,100	238,784
Chengdu Xingrong Environment Co. Ltd., A Shares	283,400	310,061
Chengtun Mining Group Co. Ltd., A Shares	249,100	439,392
Chengxin Lithium Group Co. Ltd., A Shares *	81,300	394,761
Chifeng Jilong Gold Mining Group Ltd., A Shares	145,100	1,011,035
Chifeng Jilong Gold Mining Group Ltd., H Shares	260,315	1,373,417
China Baoan Group Co. Ltd., A Shares	261,200	274,886
China Bohai Bank Co. Ltd., H Shares *	4,048,825	439,006
China Cinda Asset Management Co. Ltd., H Shares (a)	13,768,402	1,624,606
China CITIC Bank Corp. Ltd., A Shares	1,128,300	1,486,373
China CITIC Bank Corp. Ltd., H Shares	10,832,460	11,545,062
China CITIC Financial Asset Management Co. Ltd., H Shares *(a)	21,653,999	1,740,209
China Coal Energy Co. Ltd., A Shares	768,100	1,851,078
China Coal Energy Co. Ltd., H Shares	3,106,072	4,806,125
China Communications Services Corp. Ltd., H Shares	3,212,743	1,583,975
China Conch Venture Holdings Ltd.	1,549,830	1,554,911
China Construction Bank Corp., A Shares	1,740,500	2,844,699
China Construction Bank Corp., H Shares	106,310,357	128,831,451
China CSSC Holdings Ltd., A Shares	618,200	3,136,090
China Eastern Airlines Corp. Ltd., A Shares *	1,261,500	655,349
China Eastern Airlines Corp. Ltd., H Shares *	2,226,334	776,731
China Energy Engineering Corp. Ltd., A Shares	2,956,108	1,095,670
China Energy Engineering Corp. Ltd., H Shares (a)	5,937,325	787,675
China Enterprise Co. Ltd., A Shares	460,400	155,568
China Everbright Bank Co. Ltd., A Shares	4,025,300	1,779,568
China Everbright Bank Co. Ltd., H Shares	5,386,568	1,947,995
China Everbright Environment Group Ltd.	4,025,799	2,585,677
China Everbright Ltd.	968,507	764,744
China Feihe Ltd.	3,930,452	1,406,365
China Film Group Co. Ltd., A Shares	162,200	304,216
China Galaxy Securities Co. Ltd., A Shares	560,300	1,030,859
China Galaxy Securities Co. Ltd., H Shares	4,459,105	4,479,412
China Gas Holdings Ltd.	3,325,563	2,403,188
China Gold International Resources Corp. Ltd.	311,847	10,191,624
China Great Wall Securities Co. Ltd., A Shares	279,900	338,730
See financial notes
Schwab International Equity ETFs | Annual Holdings and Financial Statements
53

Schwab Emerging Markets Equity ETF
Portfolio Holdings  as of August 31, 2026 (continued)

SECURITY	NUMBER OF SHARES	VALUE ($)
China Greatwall Technology Group Co. Ltd., A Shares *	301,900	655,660
China Hongqiao Group Ltd.	3,956,755	11,518,012
China International Capital Corp. Ltd., A Shares	308,800	1,596,401
China International Capital Corp. Ltd., H Shares	2,003,177	5,759,648
China International Marine Containers Group Co. Ltd., H Shares	836,540	824,343
China Jinmao Holdings Group Ltd.	8,723,966	1,468,963
China Jushi Co. Ltd., A Shares	321,377	2,101,532
China Lesso Group Holdings Ltd.	1,223,140	565,597
China Life Insurance Co. Ltd., H Shares	8,864,299	34,261,766
China Literature Ltd. *	511,400	1,401,257
China Longyuan Power Group Corp. Ltd., H Shares	3,929,488	2,724,321
China Medical System Holdings Ltd.	1,457,349	2,082,113
China Meheco Group Co. Ltd., A Shares	150,240	204,629
China Mengniu Dairy Co. Ltd.	3,487,726	8,052,739
China Merchants Bank Co. Ltd., A Shares	1,731,000	10,337,559
China Merchants Bank Co. Ltd., H Shares	4,539,480	29,503,464
China Merchants Energy Shipping Co. Ltd., A Shares	666,900	1,861,324
China Merchants Expressway Network & Technology Holdings Co. Ltd., A Shares	516,800	755,430
China Merchants Port Group Co. Ltd., A Shares	74,200	264,195
China Merchants Port Holdings Co. Ltd.	1,359,568	2,788,751
China Merchants Securities Co. Ltd., A Shares	669,180	1,863,703
China Merchants Securities Co. Ltd., H Shares	535,640	1,089,141
China Merchants Shekou Industrial Zone Holdings Co. Ltd., A Shares	705,400	685,660
China Minsheng Banking Corp. Ltd., A Shares	3,084,700	1,620,868
China Minsheng Banking Corp. Ltd., H Shares	8,283,363	3,677,127
China National Building Material Co. Ltd., H Shares (a)	4,154,779	1,910,627
China National Chemical Engineering Co. Ltd., A Shares	575,800	637,683
China National Medicines Corp. Ltd., A Shares	46,400	184,343
China National Nuclear Power Co. Ltd., A Shares	1,734,500	2,295,282
China National Software & Service Co. Ltd., A Shares *	80,470	405,824
China National Uranium Co. Ltd., A Shares	23,200	237,284
China Nonferrous Mining Corp. Ltd.	1,468,007	3,101,067
China Northern Rare Earth Group High-Tech Co. Ltd., A Shares	308,600	1,865,932
China Oilfield Services Ltd., A Shares	158,229	303,598
China Oilfield Services Ltd., H Shares	2,217,280	2,084,542
China Overseas Land & Investment Ltd.	4,391,380	7,018,993
China Pacific Insurance Group Co. Ltd., A Shares	593,500	2,827,032
China Pacific Insurance Group Co. Ltd., H Shares	3,061,813	11,803,093
SECURITY	NUMBER OF SHARES	VALUE ($)
China Petroleum & Chemical Corp., A Shares	2,749,100	2,234,309
China Petroleum & Chemical Corp., H Shares	26,966,025	16,459,688
China Power International Development Ltd. (a)	4,508,204	1,647,597
China Railway Group Ltd., A Shares	1,847,200	1,204,337
China Railway Group Ltd., H Shares	4,724,412	2,076,155
China Railway Hi-tech Industry Co. Ltd., A Shares	193,200	199,297
China Railway Signal & Communication Corp. Ltd., A Shares	516,806	381,566
China Railway Signal & Communication Corp. Ltd., H Shares	1,856,888	759,165
China Rare Earth Nonferrous Metals Co. Ltd., A Shares	24,300	302,791
China Rare Earth Resources & Technology Co. Ltd., A Shares	93,300	861,893
China Reinsurance Group Corp., H Shares	8,189,711	1,305,874
China Resources Beer Holdings Co. Ltd.	1,902,694	4,689,200
China Resources Boya Bio-pharmaceutical Group Co. Ltd., A Shares	58,000	126,826
China Resources Building Materials Technology Holdings Ltd.	2,857,313	379,065
China Resources Double Crane Pharmaceutical Co. Ltd., A Shares	108,140	258,841
China Resources Gas Group Ltd.	1,084,216	2,360,870
China Resources Land Ltd.	3,439,780	13,189,926
China Resources Microelectronics Ltd., A Shares	93,908	858,144
China Resources Mixc Lifestyle Services Ltd.	766,200	3,821,568
China Resources Pharmaceutical Group Ltd.	2,172,226	1,238,612
China Resources Power Holdings Co. Ltd.	2,397,912	5,738,373
China Resources Sanjiu Medical & Pharmaceutical Co. Ltd., A Shares	127,855	466,277
China Ruyi Holdings Ltd. *(a)	12,673,397	2,174,393
China Shenhua Energy Co. Ltd., A Shares	471,470	3,423,386
China Shenhua Energy Co. Ltd., H Shares	4,008,199	23,703,660
China South Publishing & Media Group Co. Ltd., A Shares	175,200	261,574
China Southern Airlines Co. Ltd., A Shares *	1,070,800	798,557
China Southern Airlines Co. Ltd., H Shares *	1,940,290	769,750
China Southern Power Grid Energy Efficiency&Clean Energy Co. Ltd., A Shares	262,500	220,769
China Southern Power Grid Energy Storage Co. Ltd., A Shares	143,300	272,394
China Southern Power Grid Technology Co. Ltd., A Shares	25,782	158,960
China State Construction Engineering Corp. Ltd., A Shares	3,368,900	2,171,381
China State Construction International Holdings Ltd.	1,570,871	1,678,217
China Suntien Green Energy Corp. Ltd., H Shares	2,563,728	1,066,135
See financial notes
54
Schwab International Equity ETFs | Annual Holdings and Financial Statements

Schwab Emerging Markets Equity ETF
Portfolio Holdings  as of August 31, 2026 (continued)

SECURITY	NUMBER OF SHARES	VALUE ($)
China Taiping Insurance Holdings Co. Ltd.	1,663,702	4,494,943
China Three Gorges Renewables Group Co. Ltd., A Shares	2,323,100	1,282,927
China Tourism Group Duty Free Corp. Ltd., A Shares	162,100	1,266,301
China Tourism Group Duty Free Corp. Ltd., H Shares (a)	140,023	863,076
China Tower Corp. Ltd., H Shares	5,589,677	6,502,858
China Traditional Chinese Medicine Holdings Co. Ltd. *	3,946,278	689,654
China TransInfo Technology Co. Ltd., A Shares	156,500	186,831
China Tungsten & Hightech Materials Co. Ltd., A Shares	181,500	1,777,717
China United Network Communications Ltd., A Shares	2,642,100	1,691,133
China Vanke Co. Ltd., A Shares *	847,900	396,309
China Vanke Co. Ltd., H Shares *(a)	2,476,901	758,303
China World Trade Center Co. Ltd., A Shares	64,000	179,958
China XD Electric Co. Ltd., A Shares	448,200	844,628
China Yangtze Power Co. Ltd., A Shares	2,072,700	8,666,589
China Zhenhua Group Science & Technology Co. Ltd., A Shares	51,400	316,602
China Zheshang Bank Co. Ltd., A Shares	2,134,990	921,624
China Zheshang Bank Co. Ltd., H Shares	2,970,324	897,997
Chinalin Securities Co. Ltd., A Shares	124,200	269,550
Chinese Universe Publishing & Media Group Co. Ltd., A Shares	121,000	131,122
Chongqing Afari Technology Co. Ltd., A Shares *	415,500	513,963
Chongqing Brewery Co. Ltd., A Shares	45,800	272,496
Chongqing Changan Automobile Co. Ltd., A Shares	697,664	734,219
Chongqing Changan Automobile Co. Ltd., B Shares	1,989,198	819,602
Chongqing Chongbai Technology Group Co. Ltd., A shares	53,000	151,631
Chongqing Fuling Zhacai Group Co. Ltd., A Shares	110,760	184,325
Chongqing Rural Commercial Bank Co. Ltd., A Shares	562,500	569,366
Chongqing Rural Commercial Bank Co. Ltd., H Shares	2,832,749	2,363,244
Chongqing Taiji Industry Group Co. Ltd., A Shares *	44,900	92,767
Chongqing Water Group Co. Ltd., A Shares	50,100	30,800
Chongqing Zhifei Biological Products Co. Ltd., A Shares *	206,100	419,072
Chuangxin Industries Holdings Ltd.	307,545	663,007
CICT Mobile Communication Technology Co. Ltd., A Shares *	222,148	456,002
CIG Shanghai Co. Ltd., A Shares	24,400	681,369
CIG Shanghai Co. Ltd., H Shares	104,217	1,336,064
Cinda Securities Co. Ltd., A Shares	161,100	403,589
CITIC Heavy Industries Co. Ltd., A Shares	245,400	174,242
CITIC Ltd.	6,066,136	10,191,090
CITIC Metal Co. Ltd., A Shares	124,700	218,476
Citic Pacific Special Steel Group Co. Ltd., A Shares	217,010	444,163
CITIC Securities Co. Ltd., A Shares	1,040,280	4,304,820
SECURITY	NUMBER OF SHARES	VALUE ($)
CITIC Securities Co. Ltd., H Shares	1,899,595	6,629,791
CMOC Group Ltd., A Shares	1,465,900	4,158,984
CMOC Group Ltd., H Shares	4,348,816	9,347,461
CNGR Advanced Material Co. Ltd., A Shares	57,380	341,478
CNOOC Energy Technology & Services Ltd., A Shares	654,800	386,954
CNPC Capital Co. Ltd., A Shares	687,700	747,277
COFCO Sugar Holding Co. Ltd., A Shares	222,800	498,796
Contemporary Amperex Technology Co. Ltd., A Shares	371,800	20,120,258
Contemporary Amperex Technology Co. Ltd., H Shares	253,849	19,412,763
COSCO SHIPPING Development Co. Ltd., A Shares	1,177,600	425,955
COSCO SHIPPING Development Co. Ltd., H Shares	3,948,906	468,471
COSCO SHIPPING Energy Transportation Co. Ltd., A Shares	320,100	915,797
COSCO SHIPPING Energy Transportation Co. Ltd., H Shares (a)	1,562,360	3,316,325
COSCO SHIPPING Holdings Co. Ltd., A Shares	1,101,821	2,788,175
COSCO SHIPPING Holdings Co. Ltd., H Shares	2,814,982	6,183,459
COSCO SHIPPING Ports Ltd.	1,559,580	1,106,127
Country Garden Services Holdings Co. Ltd.	2,553,546	1,799,694
CRRC Corp. Ltd., A Shares	2,091,100	1,936,088
CRRC Corp. Ltd., H Shares	4,739,088	3,228,187
CSC Financial Co. Ltd., A Shares	358,800	1,367,264
CSC Financial Co. Ltd., H Shares	978,138	1,518,495
CSG Holding Co. Ltd., A Shares	275,200	152,798
CSG Holding Co. Ltd., B Shares	798,385	128,323
CSI Solar Co. Ltd., A Shares	294,811	399,342
CSPC Innovation Pharmaceutical Co. Ltd., A Shares *	103,920	683,725
CSPC Pharmaceutical Group Ltd.	9,515,039	11,215,154
CSSC Science & Technology Co. Ltd., A Shares *	116,000	150,569
Daan Gene Co. Ltd., A Shares *	140,160	113,914
Damai Entertainment Holdings Ltd. *	14,382,210	908,142
Daqin Railway Co. Ltd., A Shares	1,596,100	1,130,907
Daqo New Energy Corp., ADR *	48,566	626,016
DaShenLin Pharmaceutical Group Co. Ltd., A Shares	89,400	245,524
Datang International Power Generation Co. Ltd., A Shares	883,900	769,696
Datang International Power Generation Co. Ltd., H Shares	3,670,199	1,207,903
Dazhong Mining Co. Ltd., A Shares	130,800	548,862
DHC Software Co. Ltd., A Shares	238,800	250,957
Dian Diagnostics Group Co. Ltd., A Shares	69,500	190,975
Digital China Information Service Group Co. Ltd., A Shares	111,000	179,437
Do-Fluoride New Materials Co. Ltd., A Shares	98,280	533,533
Dong-E-E-Jiao Co. Ltd., A Shares	58,500	414,411
Dongfang Electric Corp. Ltd., A Shares	268,900	1,030,690
Dongfang Electric Corp. Ltd., H Shares	496,753	1,316,766
DongFeng Automobile Co. Ltd., A Shares *	174,000	138,568
See financial notes
Schwab International Equity ETFs | Annual Holdings and Financial Statements
55

Schwab Emerging Markets Equity ETF
Portfolio Holdings  as of August 31, 2026 (continued)

SECURITY	NUMBER OF SHARES	VALUE ($)
Dongguan Development Holdings Co. Ltd., A Shares	98,400	149,695
Dongguan Yiheda Automation Co. Ltd., A Shares	59,500	231,340
Dongxing Securities Co. Ltd., A Shares	284,900	596,687
Dosilicon Co. Ltd., A Shares *	39,600	706,410
Double Medical Technology, Inc., A Shares	13,200	82,289
East Buy Holding Ltd. *	579,248	1,813,267
East Money Information Co. Ltd., A Shares	1,322,602	3,817,394
Eastern Air Logistics Co. Ltd., A Shares	146,200	414,357
Eastroc Beverage Group Co. Ltd., A Shares	57,720	1,030,849
Easyhome New Retail Group Co. Ltd., A Shares *	488,900	165,926
Ecovacs Robotics Co. Ltd., A Shares	51,200	401,415
Empyrean Technology Co. Ltd., A Shares	38,000	564,004
ENN Energy Holdings Ltd.	901,334	5,709,725
ENN Natural Gas Co. Ltd., A Shares	247,475	673,760
Eoptolink Technology, Inc. Ltd., A Shares	115,276	6,895,797
Eternal Asia Supply Chain Management Ltd., A Shares *	304,800	202,807
Eve Energy Co. Ltd., A Shares	183,536	1,441,405
Everbright Securities Co. Ltd., A Shares	308,800	676,620
Everbright Securities Co. Ltd., H Shares	450,055	437,752
Everdisplay Optronics Shanghai Co. Ltd., A Shares *	668,463	223,882
EverProX Technologies Co. Ltd., A Shares	24,300	761,771
Eyebright Medical Technology Beijing Co. Ltd., A Shares	15,044	89,821
Fangda Carbon New Material Co. Ltd., A Shares	344,780	270,979
Far East Horizon Ltd.	2,798,781	2,522,341
Far East Smarter Energy Co. Ltd., A Shares	180,500	512,644
Farasis Energy Gan Zhou Co. Ltd., A Shares *	93,274	128,151
FAW Jiefang Group Co. Ltd., A Shares	236,400	215,005
Fiberhome Telecommunication Technologies Co. Ltd., A Shares	98,800	624,449
Financial Street Holdings Co. Ltd., A Shares *	190,300	73,933
First Capital Securities Co. Ltd., A Shares	423,400	417,224
Flat Glass Group Co. Ltd., A Shares	127,900	190,955
Flat Glass Group Co. Ltd., H Shares	576,350	481,560
Focus Media Information Technology Co. Ltd., A Shares	1,152,500	852,624
Foshan Haitian Flavouring & Food Co. Ltd., A Shares	413,304	2,068,981
Fosun International Ltd. *	2,030,342	1,438,719
Founder Securities Co. Ltd., A Shares	690,500	707,151
Founder Technology Group Corp., A Shares *	416,900	793,711
Foxconn Industrial Internet Co. Ltd., A Shares	967,700	9,339,933
Fujian Funeng Co. Ltd., A Shares	144,620	237,015
Fujian Kuncai Material Technology Co. Ltd., A Shares	46,774	113,210
SECURITY	NUMBER OF SHARES	VALUE ($)
Fujian Sunner Development Co. Ltd., A Shares	120,900	298,381
Full Truck Alliance Co. Ltd., ADR	888,350	7,524,324
Fushun Special Steel Co. Ltd., A Shares *	131,200	85,540
Fuyao Glass Industry Group Co. Ltd., A Shares	178,300	1,501,935
Fuyao Glass Industry Group Co. Ltd., H Shares	723,505	5,071,448
GalaxyCore, Inc., A Shares *	210,559	475,152
Gambol Pet Group Co. Ltd., A Shares	16,800	95,703
Gan & Lee Pharmaceuticals Co. Ltd., A Shares	48,600	498,660
Ganfeng Lithium Group Co. Ltd., A Shares	142,320	1,141,653
Ganfeng Lithium Group Co. Ltd., H Shares	576,222	3,009,265
G-bits Network Technology Xiamen Co. Ltd., A Shares	6,200	353,921
GCL System Integration Technology Co. Ltd., A Shares *	557,600	219,952
GCL Technology Holdings Ltd. *(a)	33,139,033	2,959,106
GD Power Development Co. Ltd., A Shares	1,636,300	1,261,690
GDS Holdings Ltd., A Shares *	933,548	3,834,557
Geely Automobile Holdings Ltd.	7,467,340	16,764,913
GEM Co. Ltd., A Shares	495,400	481,536
Gemdale Corp., A Shares *	431,500	145,161
Genscript Biotech Corp. *	1,471,105	6,357,843
Geovis Technology Co. Ltd., A Shares	84,040	404,813
GF Securities Co. Ltd., A Shares	505,200	1,640,885
GF Securities Co. Ltd., H Shares	1,356,269	3,214,506
Giant Biogene Holding Co. Ltd.	598,748	1,967,491
Giant Network Group Co. Ltd., A Shares	161,000	657,852
GigaDevice Semiconductor, Inc., A Shares	57,684	3,486,113
GigaDevice Semiconductor, Inc., H Shares (a)	22,926	1,421,890
Ginlong Technologies Co. Ltd., A Shares	37,350	343,644
Glarun Technology Co. Ltd., A Shares	112,900	509,042
GoerTek, Inc., A Shares	321,300	1,159,798
Goke Microelectronics Co. Ltd., A Shares *	17,300	455,239
Goldwind Science & Technology Co. Ltd., A Shares	279,500	763,029
Goldwind Science & Technology Co. Ltd., H Shares	923,136	1,122,229
Goneo Group Co. Ltd., A Shares	66,584	385,053
GoodWe Technologies Co. Ltd., A Shares *	19,847	190,789
Gotion High-tech Co. Ltd., A Shares	154,200	613,082
Grandjoy Holdings Group Co. Ltd., A Shares *	359,072	117,588
Great Wall Motor Co. Ltd., A Shares	244,600	552,698
Great Wall Motor Co. Ltd., H Shares	2,725,657	2,743,285
Gree Electric Appliances, Inc. of Zhuhai, A Shares	326,700	1,894,160
Green Development Electricity Group of Tianjin Co. Ltd., A Shares	177,500	197,105
Greenland Holdings Corp. Ltd., A Shares *	605,500	118,973
Greentown China Holdings Ltd. *	1,199,548	957,888
GRG Banking Equipment Co. Ltd., A Shares	247,500	358,098
Guangdong Baolihua New Energy Stock Co. Ltd., A Shares	342,000	249,449
See financial notes
56
Schwab International Equity ETFs | Annual Holdings and Financial Statements

Schwab Emerging Markets Equity ETF
Portfolio Holdings  as of August 31, 2026 (continued)

SECURITY	NUMBER OF SHARES	VALUE ($)
Guangdong Dtech Technology Co. Ltd., A Shares	17,400	1,087,461
Guangdong Electric Power Development Co. Ltd., A Shares	230,600	177,121
Guangdong Electric Power Development Co. Ltd., B Shares	1,399,714	330,319
Guangdong Golden Dragon Development, Inc., A Shares *	75,300	145,489
Guangdong Haid Group Co. Ltd., A Shares	122,800	845,050
Guangdong HEC Technology Holding Co. Ltd., A Shares *	254,900	1,257,426
Guangdong Investment Ltd.	3,250,901	3,670,031
Guangdong South New Media Co. Ltd., A Shares	24,100	126,957
Guangdong Xinbao Electrical Appliances Holdings Co. Ltd., A Shares	74,500	124,204
Guanghui Energy Co. Ltd., A Shares	622,300	626,191
Guangshen Railway Co. Ltd., H Shares	2,674,167	834,046
Guangxi Guiguan Electric Power Co. Ltd., A Shares	98,200	143,836
Guangxi Liugong Machinery Co. Ltd., A Shares	202,000	235,436
Guangzhou Automobile Group Co. Ltd., A Shares *	336,160	261,202
Guangzhou Automobile Group Co. Ltd., H Shares *	2,881,325	790,230
Guangzhou Baiyun International Airport Co. Ltd., A Shares	118,300	135,416
Guangzhou Baiyunshan Pharmaceutical Holdings Co. Ltd., A Shares	179,500	545,607
Guangzhou Baiyunshan Pharmaceutical Holdings Co. Ltd., H Shares	248,895	441,003
Guangzhou Development Group, Inc., A Shares	314,700	280,129
Guangzhou Great Power Energy & Technology Co. Ltd., A Shares	33,200	292,267
Guangzhou Haige Communications Group, Inc. Co., A Shares	271,400	412,069
Guangzhou Kingmed Diagnostics Group Co. Ltd., A Shares	45,900	187,071
Guangzhou Port Co. Ltd., A Shares	429,800	197,690
Guangzhou Shiyuan Electronic Technology Co. Ltd., A Shares	64,400	459,658
Guangzhou Tinci Materials Technology Co. Ltd., A Shares	187,780	1,018,563
Guangzhou Wondfo Biotech Co. Ltd., A Shares	48,200	117,738
Guangzhou Yuexiu Capital Holdings Group Co. Ltd., A Shares	280,118	319,396
Guangzhou Zhujiang Brewery Co. Ltd., A Shares	214,300	279,120
Guizhou Panjiang Refined Coal Co. Ltd., A Shares	257,100	227,326
Guming Holdings Ltd.	548,672	1,826,737
Guobo Electronics Co. Ltd., A Shares	27,261	315,543
Guolian Minsheng Securities Co. Ltd., A Shares	495,700	655,227
Guosen Securities Co. Ltd., A Shares	481,600	734,802
Guosheng Securities, Inc., A Shares *	194,100	347,577
Guotai Haitong Securities Co. Ltd., A Shares	1,204,774	3,217,274
Guotai Haitong Securities Co. Ltd., H Shares	3,595,690	6,971,858
SECURITY	NUMBER OF SHARES	VALUE ($)
Guoyuan Securities Co. Ltd., A Shares	407,000	467,099
H World Group Ltd.	2,330,133	10,997,783
Haidilao International Holding Ltd.	1,910,437	2,861,037
Haier Smart Home Co. Ltd., A Shares	545,100	1,718,550
Haier Smart Home Co. Ltd., H Shares	2,762,550	7,597,691
Hainan Airlines Holding Co. Ltd., A Shares *	3,402,400	658,398
Hainan Airport Infrastructure Co. Ltd., A Shares	1,020,700	419,341
Hainan Drinda New Energy Technology Co. Ltd., A Shares *	14,400	85,204
Hainan Jinpan Smart Technology Co. Ltd., A Shares	19,423	192,640
Haisco Pharmaceutical Group Co. Ltd., A Shares	76,800	763,770
Haitian International Holdings Ltd.	750,043	1,732,716
Hangzhou Binjiang Real Estate Group Co. Ltd., A Shares	279,900	352,479
Hangzhou Chang Chuan Technology Co. Ltd., A Shares	51,900	2,155,650
Hangzhou First Applied Material Co. Ltd., A Shares	229,590	522,199
Hangzhou GreatStar Industrial Co. Ltd., A Shares	106,000	476,669
Hangzhou Iron & Steel Co., A Shares	241,900	236,571
Hangzhou Lion Microelectronics Co. Ltd., A Shares	61,656	401,342
Hangzhou Oxygen Plant Group Co. Ltd., A Shares	68,200	278,972
Hangzhou Robam Appliances Co. Ltd., A Shares	97,000	229,577
Hangzhou Shunwang Technology Co. Ltd., A Shares	63,500	159,553
Hangzhou Silan Microelectronics Co. Ltd., A Shares	132,600	674,251
Hangzhou Tigermed Consulting Co. Ltd., A Shares	64,700	508,412
Hangzhou Tigermed Consulting Co. Ltd., H Shares	144,770	760,110
Han's Laser Technology Industry Group Co. Ltd., A Shares	85,400	1,225,194
Hansoh Pharmaceutical Group Co. Ltd.	1,465,736	6,607,619
Haohua Chemical Science & Technology Co. Ltd., A Shares	109,000	860,091
Harbin Boshi Automation Co. Ltd., A Shares	97,500	180,980
Harbin Hatou Investment Co. Ltd., A Shares	185,700	160,601
Hebei Changshan Biochemical Pharmaceutical Co. Ltd., A Shares *	81,800	287,968
Hebei Yangyuan Zhihui Beverage Co. Ltd., A Shares	122,000	777,982
Hefei Meiya Optoelectronic Technology, Inc., A Shares	84,110	201,448
Heilongjiang Agriculture Co. Ltd., A Shares	183,100	351,591
Henan Shenhuo Coal Industry & Electricity Power Co. Ltd., A Shares	187,700	767,787
Henan Shijia Photons Technology Co. Ltd., A Shares	34,445	809,750
Henan Shuanghui Investment & Development Co. Ltd., A Shares	269,000	963,403
Hengan International Group Co. Ltd.	787,186	2,219,179
See financial notes
Schwab International Equity ETFs | Annual Holdings and Financial Statements
57

Schwab Emerging Markets Equity ETF
Portfolio Holdings  as of August 31, 2026 (continued)

SECURITY	NUMBER OF SHARES	VALUE ($)
Hengdian Group DMEGC Magnetics Co. Ltd., A Shares	151,500	478,089
Hengli Petrochemical Co. Ltd., A Shares	366,600	1,055,926
Hengtong Optic-electric Co. Ltd., A Shares	200,700	2,012,975
Hengyi Petrochemical Co. Ltd., A Shares	302,900	880,114
Hesteel Co. Ltd., A Shares	955,400	301,496
Hgtech Co. Ltd., A Shares	84,800	1,322,239
Hisense Home Appliances Group Co. Ltd., A Shares	102,400	399,814
Hisense Home Appliances Group Co. Ltd., H Shares	395,183	1,070,719
Hisense Visual Technology Co. Ltd., A Shares	114,800	478,476
Hithink RoyalFlush Information Network Co. Ltd., A Shares	61,460	2,096,849
HLA Group Corp. Ltd., A Shares	504,600	446,914
Hongta Securities Co. Ltd., A Shares	162,900	168,041
Hongyuan Green Energy Co. Ltd., A Shares	48,517	108,185
Hopson Development Holdings Ltd. *(b)	1,389,111	350,853
Horizon Robotics *(a)	10,755,419	6,475,779
Hoshine Silicon Industry Co. Ltd., A Shares *	57,100	295,105
Hoymiles Power Electronics, Inc., A Shares *	7,634	80,942
Hua Hong Grace Semiconductor Ltd., A Shares *	37,930	1,445,383
Hua Hong Grace Semiconductor Ltd., H Shares *	846,817	13,286,708
Huaan Securities Co. Ltd., A Shares	471,900	584,431
Huadian Power International Corp. Ltd., A Shares	983,552	672,001
Huadian Power International Corp. Ltd., H Shares	1,892,573	945,164
Huadong Medicine Co. Ltd., A Shares	135,500	549,826
Huafon Chemical Co. Ltd., A Shares	381,500	674,638
Huaibei Mining Holdings Co. Ltd., A Shares	208,500	581,615
Huaihe Energy Group Co. Ltd., A Shares	403,300	199,309
Hualan Biological Engineering, Inc., A Shares	171,980	334,846
Huali Industrial Group Co. Ltd., A Shares	49,900	247,717
Huaneng Lancang River Hydropower, Inc., A Shares	517,300	735,370
Huaneng Power International, Inc., A Shares	864,800	859,908
Huaneng Power International, Inc., H Shares	4,948,331	3,487,496
Huapont Life Sciences Co. Ltd., A Shares	279,800	187,005
Huaqin Co. Ltd., A Shares	109,480	1,329,796
Huatai Securities Co. Ltd., A Shares	565,400	1,634,425
Huatai Securities Co. Ltd., H Shares	1,511,573	3,407,128
Huaxi Securities Co. Ltd., A Shares	165,400	211,982
Huaxia Bank Co. Ltd., A Shares	1,290,700	1,196,943
Huaxia Eye Hospital Group Co. Ltd., A Shares	13,150	29,557
Huaxin Building Materials Group Co. Ltd., A Shares	128,926	448,113
Huaxin Building Materials Group Co. Ltd., H Shares	259,373	484,713
SECURITY	NUMBER OF SHARES	VALUE ($)
Huayu Automotive Systems Co. Ltd., A Shares	295,100	678,669
Hubei Energy Group Co. Ltd., A Shares	589,300	390,352
Hubei Feilihua Quartz Glass Co. Ltd., A Shares *	34,500	490,436
Hubei Jumpcan Pharmaceutical Co. Ltd., A Shares	36,400	140,225
Hubei Xingfa Chemicals Group Co. Ltd., A Shares	108,000	502,060
Huizhou Desay Sv Automotive Co. Ltd., A Shares	46,700	613,468
Hunan Gold Corp. Ltd., A Shares	143,780	582,782
Hunan Valin Steel Co. Ltd., A Shares	571,800	308,966
Hunan Yuneng New Energy Battery Material Co. Ltd., A Shares	85,700	790,920
Hundsun Technologies, Inc., A Shares	185,694	608,108
Hwatsing Technology Co. Ltd., A Shares	43,541	1,689,272
Hygon Information Technology Co. Ltd., A Shares	192,899	7,290,422
Hytera Communications Corp. Ltd., A Shares *	165,400	209,520
IEIT Systems Co. Ltd., A Shares	118,728	1,505,396
Iflytek Co. Ltd., A Shares	192,500	1,154,771
Imeik Technology Development Co. Ltd., A Shares	22,260	307,525
Industrial & Commercial Bank of China Ltd., A Shares	6,344,500	7,621,333
Industrial & Commercial Bank of China Ltd., H Shares	96,178,193	92,874,226
Industrial Bank Co. Ltd., A Shares	1,797,200	4,692,302
Industrial Securities Co. Ltd., A Shares	826,460	728,289
Ingenic Semiconductor Co. Ltd., A Shares	35,000	729,123
Inner Mongolia BaoTou Steel Union Co. Ltd., A Shares *	4,131,200	1,383,626
Inner Mongolia Berun Chemical Co. Ltd., A Shares	326,900	303,154
Inner Mongolia Dian Tou Energy Corp. Ltd., A Shares	166,200	728,084
Inner Mongolia ERDOS Resources Co. Ltd., A Shares	130,100	269,379
Inner Mongolia ERDOS Resources Co. Ltd., B Shares	438,820	565,639
Inner Mongolia Junzheng Energy & Chemical Industry Group Co. Ltd., A Shares	771,100	549,802
Inner Mongolia MengDian HuaNeng Thermal Power Corp. Ltd., A Shares	593,500	407,269
Inner Mongolia Xingye Silver&Tin Mining Co. Ltd., A Shares	131,200	778,255
Inner Mongolia Yili Industrial Group Co. Ltd., A Shares	532,700	2,101,302
Inner Mongolia Yitai Coal Co. Ltd., B Shares	975,385	3,248,032
InnoScience Suzhou Technology Holding Co. Ltd., H Shares *	353,000	2,057,850
Innovent Biologics, Inc. *	1,958,893	25,937,659
Intco Medical Technology Co. Ltd., A Shares	60,450	497,331
iQIYI, Inc., ADR *	543,434	507,513
iRay Group, A Shares	19,208	281,973
IRICO Display Devices Co. Ltd., A Shares	207,000	287,791
See financial notes
58
Schwab International Equity ETFs | Annual Holdings and Financial Statements

Schwab Emerging Markets Equity ETF
Portfolio Holdings  as of August 31, 2026 (continued)

SECURITY	NUMBER OF SHARES	VALUE ($)
Isoftstone Information Technology Group Co. Ltd., A Shares	83,500	469,579
J&T Global Express Ltd. *	7,108,142	8,813,432
JA Solar Technology Co. Ltd., A Shares *	316,736	328,617
Jafron Biomedical Co. Ltd., A Shares	68,050	159,742
Jason Furniture Hangzhou Co. Ltd., A Shares	75,010	263,618
JCET Group Co. Ltd., A Shares	156,600	1,765,771
JCHX Mining Management Co. Ltd., A Shares	56,500	687,285
JD Health International, Inc. *	1,246,925	5,805,718
JD Logistics, Inc. *	2,317,274	3,257,480
JD.com, Inc., A Shares	2,940,023	42,079,086
Jiangling Motors Corp. Ltd., A Shares	46,100	111,167
Jiangsu Broadcasting Cable Information Network Corp. Ltd., A Shares	410,400	191,210
Jiangsu Cnano Technology Co. Ltd., A Shares	28,759	144,223
Jiangsu Eastern Shenghong Co. Ltd., A Shares *	600,500	1,305,046
Jiangsu Expressway Co. Ltd., A Shares	172,000	319,012
Jiangsu Expressway Co. Ltd., H Shares	1,116,174	1,378,968
Jiangsu Financial Leasing Co. Ltd., A Shares	511,900	498,337
Jiangsu Guoxin Corp. Ltd., A Shares	193,200	204,473
Jiangsu Hengli Hydraulic Co. Ltd., A Shares	111,584	1,702,495
Jiangsu Hengrui Pharmaceuticals Co. Ltd., A Shares	533,744	3,660,254
Jiangsu Hengrui Pharmaceuticals Co. Ltd., H Shares	258,730	1,520,174
Jiangsu Hoperun Software Co. Ltd., A Shares	64,000	344,579
Jiangsu King's Luck Brewery JSC Ltd., A Shares	118,000	497,434
Jiangsu Linyang Energy Co. Ltd., A Shares	188,800	163,844
Jiangsu Nhwa Pharmaceutical Co. Ltd., A Shares	94,700	310,545
Jiangsu Pacific Quartz Co. Ltd., A Shares	42,600	324,034
Jiangsu Phoenix Publishing & Media Corp. Ltd., A Shares	276,400	355,066
Jiangsu Xukuang Energy Co. Ltd., A Shares	247,300	162,339
Jiangsu Yanghe Distillery Co. Ltd., A Shares	131,600	756,925
Jiangsu Yangnong Chemical Co. Ltd., A Shares	44,200	366,140
Jiangsu Yoke Technology Co. Ltd., A Shares	41,800	885,839
Jiangsu Yuyue Medical Equipment & Supply Co. Ltd., A Shares	93,500	361,585
Jiangsu Zhongtian Technology Co. Ltd., A Shares	282,500	1,479,361
Jiangxi Copper Co. Ltd., A Shares	173,400	1,249,265
Jiangxi Copper Co. Ltd., H Shares	1,206,949	5,761,233
Jiangxi Special Electric Motor Co. Ltd., A Shares *	161,500	222,369
Jilin Aodong Pharmaceutical Group Co. Ltd., A Shares	105,100	289,737
Jinduicheng Molybdenum Co. Ltd., A Shares	242,600	816,852
Jinko Solar Co. Ltd., A Shares *	825,615	505,102
SECURITY	NUMBER OF SHARES	VALUE ($)
Jinyu Bio-Technology Co. Ltd., A Shares	107,000	201,003
JiuGui Liquor Co. Ltd., A Shares	31,000	179,503
Jizhong Energy Resources Co. Ltd., A Shares	361,470	290,553
JL Mag Rare-Earth Co. Ltd., A Shares	116,500	467,873
Joincare Pharmaceutical Group Industry Co. Ltd., A Shares	175,700	240,875
Joinn Laboratories China Co. Ltd., A Shares	55,272	382,330
Joinn Laboratories China Co. Ltd., H Shares (a)	148,529	463,437
Jointo Energy Investment Co. Ltd. Hebei, A Shares	171,200	192,912
Jointown Pharmaceutical Group Co. Ltd., A Shares	559,771	403,288
Jonjee Hi-Tech Industrial & Commercial Holding Co. Ltd., A Shares	78,800	214,888
JOYY, Inc., ADR	32,374	2,416,395
Juneyao Airlines Co. Ltd., A Shares	250,400	376,830
J-Yuan Trust Co. Ltd., A Shares *	870,300	322,573
Kaishan Group Co. Ltd., A Shares	50,700	143,315
Kangmei Pharmaceutical Co. Ltd., A Shares *	622,800	127,935
Kanzhun Ltd., ADR	439,902	7,636,699
KE Holdings, Inc., A Shares	2,467,030	14,614,682
Keboda Technology Co. Ltd., A Shares	25,100	146,423
Keda Industrial Group Co. Ltd., A Shares	180,000	376,451
Kingboard Holdings Ltd.	698,758	4,822,217
Kingboard Laminates Holdings Ltd.	1,384,248	8,189,688
Kingdee International Software Group Co. Ltd. *(a)	3,503,599	3,870,392
Kingfa Sci & Tech Co. Ltd., A Shares	178,500	373,314
Kingnet Network Co. Ltd., A Shares	203,600	520,365
Kingsoft Corp. Ltd.	1,172,718	3,718,925
Kuaishou Technology	3,701,704	15,856,418
Kuang-Chi Technologies Co. Ltd., A Shares	192,000	816,815
Kunlun Energy Co. Ltd.	4,468,055	4,405,759
Kunlun Tech Co. Ltd., A Shares *	117,300	768,090
Kweichow Moutai Co. Ltd., A Shares	106,200	20,543,171
Lakala Payment Co. Ltd., A Shares	73,500	172,864
Lao Feng Xiang Co. Ltd., A Shares	133,558	657,253
Laobaixing Pharmacy Chain JSC, A Shares	62,699	122,542
Laopu Gold Co. Ltd., H Shares (a)	60,458	3,067,900
LB Group Co. Ltd., A Shares	238,500	575,482
Lee & Man Paper Manufacturing Ltd.	1,979,745	965,969
Legend Holdings Corp., H Shares	690,340	1,600,076
Lens Technology Co. Ltd., A Shares	413,200	2,394,444
Lens Technology Co. Ltd., H Shares	353,867	1,128,503
Leo Group Co. Ltd., A Shares	656,400	464,111
Lepu Medical Technology Beijing Co. Ltd., A Shares	180,000	319,381
Levima Advanced Materials Corp., A Shares	70,900	212,341
Leyard Optoelectronic Co. Ltd., A Shares	236,200	180,015
Li Auto, Inc., A Shares *	1,445,259	8,816,130
Li Ning Co. Ltd.	2,722,034	4,732,734
LianChuang Electronic Technology Co. Ltd., A Shares *	107,700	114,465
Liaoning Port Co. Ltd., A Shares	1,502,300	324,254
Lingyi iTech Guangdong Co., A Shares	657,800	1,252,346
See financial notes
Schwab International Equity ETFs | Annual Holdings and Financial Statements
59

Schwab Emerging Markets Equity ETF
Portfolio Holdings  as of August 31, 2026 (continued)

SECURITY	NUMBER OF SHARES	VALUE ($)
Livzon Pharmaceutical Group, Inc., A Shares	51,600	202,851
Livzon Pharmaceutical Group, Inc., H Shares	174,592	442,755
Longfor Group Holdings Ltd.	2,905,711	2,338,861
LONGi Green Energy Technology Co. Ltd., A Shares *	629,248	1,130,548
Longshine Technology Group Co. Ltd., A Shares	105,200	150,330
Loongson Technology Corp. Ltd., A Shares *	29,424	473,027
Lufax Holding Ltd., ADR *	709,018	893,363
Luoyang Xinqianglian Slewing Bearing Co. Ltd., A Shares	39,000	163,013
Luxi Chemical Group Co. Ltd., A Shares	165,500	319,274
Luxin Venture Capital Group Co. Ltd., A Shares	76,500	183,108
Luxshare Precision Industry Co. Ltd., A Shares	617,217	5,293,844
Luye Pharma Group Ltd. *	2,323,663	575,039
Luzhou Laojiao Co. Ltd., A Shares	125,400	1,437,303
Maanshan Iron & Steel Co. Ltd., A Shares *	479,300	185,499
Maanshan Iron & Steel Co. Ltd., H Shares *	1,760,575	391,898
Mango Excellent Media Co. Ltd., A Shares	164,370	415,451
Mao Geping Cosmetics Co. Ltd., H Shares	102,550	644,658
Maxscend Microelectronics Co. Ltd., A Shares *	45,248	531,957
Meihua Holdings Group Co. Ltd., A Shares	293,400	340,655
Meinian Onehealth Healthcare Holdings Co. Ltd., A Shares	350,700	243,266
Meitu, Inc. *	4,029,858	2,436,637
Meituan, B Shares *	6,611,591	66,543,509
Metallurgical Corp. of China Ltd., A Shares *	1,338,200	509,942
Metallurgical Corp. of China Ltd., H Shares *	3,789,395	662,237
MGI Tech Co. Ltd., A Shares *	37,680	351,224
Microport Scientific Corp. *(a)	1,339,605	1,038,116
Micro-Tech Nanjing Co. Ltd., A Shares	17,179	199,612
Midea Group Co. Ltd., H Shares	732,770	9,478,254
Ming Yang Smart Energy Group Ltd., A Shares	228,700	361,876
Minimax Group, Inc. *(a)	19,165	853,212
MINISO Group Holding Ltd.	542,873	1,285,976
Minmetals Capital Co. Ltd., A Shares	402,600	301,441
Minmetals New Energy Materials Hunan Co. Ltd., A Shares	105,286	125,378
Minth Group Ltd.	831,296	2,748,612
Mixue Group, H Shares *(a)	38,465	1,029,423
Montage Technology Co. Ltd., A Shares	91,325	2,786,106
Muyuan Foods Group Co. Ltd., A Shares	461,286	2,905,182
Nanjing Iron & Steel Co. Ltd., A Shares	549,300	384,297
Nanjing King-Friend Biochemical Pharmaceutical Co. Ltd., A Shares	132,900	157,074
Nanjing Securities Co. Ltd., A Shares	272,700	276,029
NARI Technology Co. Ltd., A Shares	669,296	2,288,438
National Silicon Industry Group Co. Ltd., A Shares *	241,070	886,340
SECURITY	NUMBER OF SHARES	VALUE ($)
NAURA Technology Group Co. Ltd., A Shares	60,450	6,296,860
NavInfo Co. Ltd., A Shares *	279,800	266,139
NetEase Cloud Music, Inc. *	103,150	1,192,778
NetEase, Inc.	2,179,629	53,494,651
New China Life Insurance Co. Ltd., A Shares	174,000	1,557,142
New China Life Insurance Co. Ltd., H Shares	1,177,595	6,970,062
New Hope Liuhe Co. Ltd., A Shares *	421,800	445,784
New Oriental Education & Technology Group, Inc.	1,692,300	9,800,674
Neway Valve Suzhou Co. Ltd., A Shares	58,800	445,858
Newland Digital Technology Co. Ltd., A Shares	108,600	331,232
Nexchip Semiconductor Corp., A Shares *	160,607	926,873
Nine Dragons Paper Holdings Ltd. *	1,791,053	1,558,172
Ningbo Deye Technology Corp., A Shares	101,647	1,332,093
Ningbo Joyson Electronic Corp., A Shares	130,600	372,476
Ningbo Orient Wires & Cables Co. Ltd., A Shares	78,240	393,995
Ningbo Ronbay New Energy Technology Co. Ltd., A Shares *	62,681	239,789
Ningbo Sanxing Medical Electric Co. Ltd., A Shares	109,200	230,656
Ningbo Shanshan Co. Ltd., A Shares *	232,900	413,243
Ningbo Tuopu Group Co. Ltd., A Shares	157,055	1,094,803
Ningbo Zhoushan Port Co. Ltd., A Shares	747,600	382,814
Ningxia Baofeng Energy Group Co. Ltd., A Shares	639,900	2,354,619
NIO, Inc., A Shares *	2,236,589	9,466,409
Nongfu Spring Co. Ltd., H Shares	2,111,354	11,586,551
North Huajin Chemical Industries Co. Ltd., A Shares *	274,700	236,345
North Industries Group Red Arrow Co. Ltd., A Shares	74,900	160,548
Northeast Securities Co. Ltd., A Shares	200,000	242,334
Offcn Education Technology Co. Ltd., A Shares *	572,900	178,232
Offshore Oil Engineering Co. Ltd., A Shares	255,300	234,095
OFILM Group Co. Ltd., A Shares *	303,500	348,316
OmniVision Integrated Circuits Group, Inc., A Shares	103,050	1,277,311
Oppein Home Group, Inc., A Shares	45,440	216,513
ORG Technology Co. Ltd., A Shares	81,700	54,240
Orient Securities Co. Ltd., A Shares	619,316	847,204
Orient Securities Co. Ltd., H Shares	1,210,225	894,628
Oriental Energy Co. Ltd., A Shares *	156,600	137,765
Oriental Pearl Group Co. Ltd., A Shares	304,000	385,543
Ourpalm Co. Ltd., A Shares *	334,900	200,900
Ovctek China, Inc., A Shares	81,180	134,011
Pacific Securities Co. Ltd., A Shares *	388,700	207,137
Pangang Group Vanadium Titanium & Resources Co. Ltd., A Shares *	760,300	347,443
Pantum Technology Co. Ltd., A Shares *	136,400	348,208
PDD Holdings, Inc., ADR *	919,455	77,234,220
People.cn Co. Ltd., A Shares	111,800	286,074
See financial notes
60
Schwab International Equity ETFs | Annual Holdings and Financial Statements

Schwab Emerging Markets Equity ETF
Portfolio Holdings  as of August 31, 2026 (continued)

SECURITY	NUMBER OF SHARES	VALUE ($)
People's Insurance Co. Group of China Ltd., A Shares	932,100	1,033,663
People's Insurance Co. Group of China Ltd., H Shares	10,294,489	7,511,446
Perfect World Co. Ltd., A Shares	184,250	300,044
PetroChina Co. Ltd., A Shares	2,193,700	3,729,094
PetroChina Co. Ltd., H Shares	24,834,919	32,218,582
Pharmaron Beijing Co. Ltd., A Shares	115,000	741,218
Pharmaron Beijing Co. Ltd., H Shares (a)	427,040	1,524,190
PICC Property & Casualty Co. Ltd., H Shares	8,092,700	17,590,806
Ping An Bank Co. Ltd., A Shares	1,690,700	2,949,539
Ping An Healthcare & Technology Co. Ltd. *(a)	1,333,505	1,091,224
Ping An Insurance Group Co. of China Ltd., A Shares	893,300	7,422,448
Ping An Insurance Group Co. of China Ltd., H Shares	7,733,795	55,788,923
Pingdingshan Tianan Coal Mining Co. Ltd., A Shares	258,300	386,796
Piotech, Inc., A Shares	23,646	2,385,930
Polaris Bay Group Co. Ltd., A Shares *	157,700	146,245
Poly Developments & Holdings Group Co. Ltd., A Shares	893,600	661,088
Poly Property Services Co. Ltd., H Shares	188,251	665,181
Pony AI, Inc., ADR *	316,995	2,247,495
Pop Mart International Group Ltd. (a)	814,270	16,214,145
Porton Pharma Solutions Ltd., A Shares	58,800	168,663
Postal Savings Bank of China Co. Ltd., A Shares	2,722,400	2,131,561
Postal Savings Bank of China Co. Ltd., H Shares	12,395,100	8,380,089
Power Construction Corp. of China Ltd., A Shares	1,562,800	1,072,419
Pylon Technologies Co. Ltd., A Shares	19,566	125,091
Qfin Holdings, Inc., ADR	103,930	900,034
Qi An Xin Technology Group, Inc., A Shares *	65,414	261,344
Qingdao Hanhe Cable Co. Ltd., A Shares	167,800	157,859
Qingdao Huicheng Environmental Technology Group Co. Ltd., A Shares	22,820	218,077
Qingdao Port International Co. Ltd., A Shares	156,500	213,155
Qingdao Port International Co. Ltd., H Shares	537,785	492,213
Qingdao Rural Commercial Bank Corp., A Shares	799,200	349,754
Qingdao TGOOD Electric Co. Ltd., A Shares	113,900	590,693
Qinghai Salt Lake Industry Co. Ltd., A Shares *	445,100	1,867,724
QuantumCTek Co. Ltd., A Shares	6,137	349,392
Quzhou Xin'an Development Co. Ltd., A Shares *	849,200	369,107
Range Intelligent Computing Technology Group Co. Ltd., A Shares	149,600	1,474,622
Raytron Technology Co. Ltd., A Shares	45,400	1,250,223
Remegen Co. Ltd., A Shares *	23,187	420,320
Remegen Co. Ltd., H Shares *	218,458	2,248,869
RLX Technology, Inc., ADR	868,097	1,588,618
SECURITY	NUMBER OF SHARES	VALUE ($)
RoboTechnik Intelligent Technology Co. Ltd., A Shares *	13,100	1,111,004
Rockchip Electronics Co. Ltd., A Shares	34,900	1,010,895
Rongsheng Petrochemical Co. Ltd., A Shares	673,200	1,487,093
Ruijie Networks Co. Ltd., A Shares	34,104	646,392
Ruyi Film Entertainment Co. Ltd., A Shares *	160,800	205,368
Sai Micro Electronics, Inc., A Shares	48,300	289,455
SAIC Motor Corp. Ltd., A Shares	812,800	1,258,279
Sailun Group Co. Ltd., A Shares	309,500	700,268
Sanan Optoelectronics Co. Ltd., A Shares *	401,900	783,101
Sangfor Technologies, Inc., A Shares	34,500	690,462
Sansure Biotech, Inc., A Shares	68,395	158,211
Sany Heavy Equipment International Holdings Co. Ltd.	1,237,356	1,437,134
Sany Heavy Industry Co. Ltd., A Shares	715,900	2,132,355
Sany Heavy Industry Co. Ltd., H Shares	745,672	1,865,298
Sany Renewable Energy Co. Ltd., A Shares	55,945	111,257
Satellite Chemical Co. Ltd., A Shares	321,962	1,364,912
SDIC Capital Co. Ltd., A Shares	525,900	510,400
SDIC Power Holdings Co. Ltd., A Shares	639,600	1,304,335
Sealand Securities Co. Ltd., A Shares	473,900	270,881
Seazen Group Ltd. *	2,855,394	499,010
Seazen Holdings Co. Ltd., A Shares *	220,700	374,185
SenseTime Group, Inc., B Shares *	37,377,938	6,865,949
Sensteed Hi-tech Group, A Shares *	594,900	237,322
Seres Group Co. Ltd., A Shares	139,600	1,030,688
SF Holding Co. Ltd., A Shares	423,000	2,002,292
SF Holding Co. Ltd., H Shares (a)	260,380	1,028,991
SG Micro Corp., A Shares	59,107	1,003,007
Shaanxi Coal Industry Co. Ltd., A Shares	849,300	3,491,763
Shaanxi Energy Investment Co. Ltd., A Shares	298,600	425,365
Shaanxi International Trust Co. Ltd., A Shares	381,900	172,247
Shan Xi Hua Yang Group New Energy Co. Ltd., A Shares	376,250	525,899
Shandong Buchang Pharmaceuticals Co. Ltd., A Shares	147,300	327,138
Shandong Gold Mining Co. Ltd., A Shares	321,704	1,812,518
Shandong Gold Mining Co. Ltd., H Shares	1,134,552	3,939,447
Shandong Himile Mechanical Science & Technology Co. Ltd., A Shares	99,470	649,561
Shandong Hi-speed Co. Ltd., A Shares	244,600	375,019
Shandong Hualu Hengsheng Chemical Co. Ltd., A Shares	266,968	852,406
Shandong Humon Smelting Co. Ltd., A Shares	98,100	219,623
Shandong Linglong Tyre Co. Ltd., A Shares	86,400	143,657
Shandong Nanshan Aluminum Co. Ltd., A Shares	1,118,500	805,826
Shandong Pharmaceutical Glass Co. Ltd., A Shares	69,900	199,566
Shandong Sun Paper Industry JSC Ltd., A Shares	257,800	572,164
See financial notes
Schwab International Equity ETFs | Annual Holdings and Financial Statements
61

Schwab Emerging Markets Equity ETF
Portfolio Holdings  as of August 31, 2026 (continued)

SECURITY	NUMBER OF SHARES	VALUE ($)
Shandong Weigao Group Medical Polymer Co. Ltd., H Shares	3,063,752	1,256,485
Shanghai Aerospace Automobile Electromechanical Co. Ltd., A Shares *	119,300	177,583
Shanghai Aiko Solar Energy Co. Ltd., A Shares *	147,960	254,162
Shanghai Allist Pharmaceuticals Co. Ltd., A Shares	42,416	703,166
Shanghai Awinic Technology Co. Ltd., A Shares	17,102	173,362
Shanghai Bairun Investment Holding Group Co. Ltd., A Shares	97,428	256,840
Shanghai Baosight Software Co. Ltd., A Shares	404,865	1,063,690
Shanghai Biren Technology Co. Ltd., H Shares *	214,081	1,273,131
Shanghai BOCHU Electronic Technology Corp. Ltd., A Shares	75,246	1,108,865
Shanghai Construction Group Co. Ltd., A Shares	660,700	223,249
Shanghai Electric Group Co. Ltd., A Shares	1,185,800	1,173,797
Shanghai Electric Group Co. Ltd., H Shares	3,072,787	1,140,639
Shanghai Electric Power Co. Ltd., A Shares	237,200	469,951
Shanghai Environment Group Co. Ltd., A Shares	167,500	174,531
Shanghai Fosun Pharmaceutical Group Co. Ltd., A Shares	161,200	536,533
Shanghai Fosun Pharmaceutical Group Co. Ltd., H Shares	531,056	1,083,207
Shanghai Fudan Microelectronics Group Co. Ltd., A Shares	53,876	461,290
Shanghai Fudan Microelectronics Group Co. Ltd., H Shares	320,710	1,136,495
Shanghai Huayi Group Co. Ltd., A Shares	179,800	234,452
Shanghai Iluvatar CoreX Semiconductor Co. Ltd., H Shares *	17,705	876,747
Shanghai Industrial Holdings Ltd.	599,377	1,052,062
Shanghai International Airport Co. Ltd., A Shares	222,500	772,689
Shanghai International Port Group Co. Ltd., A Shares	1,000,200	783,128
Shanghai Jahwa United Co. Ltd., A Shares	56,800	152,611
Shanghai Jinjiang International Hotels Co. Ltd., A Shares	96,700	275,792
Shanghai Jinjiang International Hotels Co. Ltd., B Shares	204,265	308,849
Shanghai Jinqiao Export Processing Zone Development Co. Ltd., A Shares	99,800	140,683
Shanghai Junshi Biosciences Co. Ltd., A Shares *	76,221	374,184
Shanghai Junshi Biosciences Co. Ltd., H Shares *	208,817	472,810
Shanghai Lingang Holdings Corp. Ltd., A Shares	174,700	221,040
Shanghai Lujiazui Finance & Trade Zone Development Co. Ltd., A Shares	230,800	314,352
Shanghai Lujiazui Finance & Trade Zone Development Co. Ltd., B Shares	500,330	194,628
SECURITY	NUMBER OF SHARES	VALUE ($)
Shanghai M&G Stationery, Inc., A Shares	44,200	152,772
Shanghai Mechanical & Electrical Industry Co. Ltd., A Shares	57,900	157,980
Shanghai Mechanical & Electrical Industry Co. Ltd., B Shares	268,401	360,731
Shanghai Moons' Electric Co. Ltd., A Shares	40,800	310,282
Shanghai Pharmaceuticals Holding Co. Ltd., A Shares	200,000	483,775
Shanghai Pharmaceuticals Holding Co. Ltd., H Shares	878,568	1,273,141
Shanghai Pudong Development Bank Co. Ltd., A Shares	2,753,200	3,753,991
Shanghai Putailai New Energy Technology Group Co. Ltd., A Shares	201,276	704,676
Shanghai RAAS Blood Products Co. Ltd., A Shares	653,600	473,806
Shanghai Rural Commercial Bank Co. Ltd., A Shares	841,900	1,115,348
Shanghai Stonehill Technology Co. Ltd., A Shares	469,300	451,277
Shanghai Tunnel Engineering Co. Ltd., A Shares	279,100	228,914
Shanghai United Imaging Healthcare Co. Ltd., A Shares	80,422	1,250,982
Shanghai Yuyuan Tourist Mart Group Co. Ltd., A Shares *	416,100	281,199
Shanghai Zhangjiang High-Tech Park Development Co. Ltd., A Shares	156,400	704,475
Shanghai Zhenhua Heavy Industries Co. Ltd., B Shares	1,324,520	340,402
Shanjin International Gold Co. Ltd., A Shares	214,600	841,725
Shannon Semiconductor Technology Co. Ltd., A Shares	35,300	935,308
Shanxi Coal International Energy Group Co. Ltd., A Shares	176,300	374,224
Shanxi Coking Coal Energy Group Co. Ltd., A Shares	532,500	588,144
Shanxi Lu'an Environmental Energy Development Co. Ltd., A Shares	297,700	795,432
Shanxi Meijin Energy Co. Ltd., A Shares *	247,000	143,391
Shanxi Securities Co. Ltd., A Shares	348,200	281,960
Shanxi Taigang Stainless Steel Co. Ltd., A Shares	470,200	247,068
Shanxi Xinghuacun Fen Wine Factory Co. Ltd., A Shares	106,900	1,857,940
Sharetronic Data Technology Co. Ltd., A Shares	36,680	1,439,791
Shede Spirits Co. Ltd., A Shares	30,800	159,914
Shenergy Co. Ltd., A Shares	391,700	501,432
Shenghe Resources Holding Co. Ltd., A Shares	167,100	578,557
Shengyi Electronics Co. Ltd., A Shares	73,137	1,403,081
Shengyi Technology Co. Ltd., A Shares	200,200	4,571,402
Shennan Circuits Co. Ltd., A Shares	59,730	3,281,505
Shenwan Hongyuan Group Co. Ltd., A Shares	1,884,400	1,281,886
Shenwan Hongyuan Group Co. Ltd., H Shares	2,026,976	661,929
Shenyang Xingqi Pharmaceutical Co. Ltd., A Shares	36,337	206,945
See financial notes
62
Schwab International Equity ETFs | Annual Holdings and Financial Statements

Schwab Emerging Markets Equity ETF
Portfolio Holdings  as of August 31, 2026 (continued)

SECURITY	NUMBER OF SHARES	VALUE ($)
Shenzhen Agricultural Power Group Co. Ltd., A Shares	178,800	165,812
Shenzhen Airport Co. Ltd., A Shares	213,000	207,039
Shenzhen Aisidi Co. Ltd., A Shares	127,200	179,686
Shenzhen Capchem Technology Co. Ltd., A Shares	80,640	787,434
Shenzhen Dynanonic Co. Ltd., A Shares *	22,880	154,929
Shenzhen Energy Group Co. Ltd., A Shares	423,600	401,027
Shenzhen Envicool Technology Co. Ltd., A Shares	91,650	930,552
Shenzhen Everwin Precision Technology Co. Ltd., A Shares	123,200	453,885
Shenzhen Expressway Corp. Ltd., H Shares	562,555	479,721
Shenzhen Gas Corp. Ltd., A Shares	368,700	352,894
Shenzhen Goodix Technology Co. Ltd., A Shares	36,300	279,950
Shenzhen Han's CNC Technology Co. Ltd., A Shares	19,000	791,902
Shenzhen Huaqiang Industry Co. Ltd., A Shares	99,300	362,878
Shenzhen Infogem Technologies Co. Ltd., A Shares *	60,900	291,809
Shenzhen Inovance Technology Co. Ltd., A Shares	226,300	2,084,129
Shenzhen International Holdings Ltd.	1,833,888	1,193,069
Shenzhen Kaifa Technology Co. Ltd., A Shares	155,600	874,121
Shenzhen Kangtai Biological Products Co. Ltd., A Shares	105,180	198,680
Shenzhen Kedali Industry Co. Ltd., A Shares	23,100	608,206
Shenzhen Kingdom Sci-Tech Co. Ltd., A Shares *	92,200	151,654
Shenzhen Kinwong Electronic Co. Ltd., A Shares	96,400	1,384,584
Shenzhen Kstar Science & Technology Co. Ltd., A Shares	44,500	237,404
Shenzhen Longsys Electronics Co. Ltd., A Shares	35,000	1,988,873
Shenzhen Megmeet Electrical Co. Ltd., A Shares	48,100	935,079
Shenzhen Mindray Bio-Medical Electronics Co. Ltd., A Shares	105,300	2,591,747
Shenzhen MTC Co. Ltd., A Shares	454,200	578,060
Shenzhen New Industries Biomedical Engineering Co. Ltd., A Shares	72,600	539,583
Shenzhen Overseas Chinese Town Co. Ltd., A Shares *	775,400	208,912
Shenzhen Salubris Pharmaceuticals Co. Ltd., A Shares	92,000	436,993
Shenzhen SC New Energy Technology Corp., A Shares	31,000	260,210
Shenzhen SED Industry Co. Ltd., A Shares	108,000	237,767
Shenzhen Senior Technology Material Co. Ltd., A Shares	119,700	267,980
Shenzhen Sunway Communication Co. Ltd., A Shares	88,700	808,176
Shenzhen Techwinsemi Technology Co. Ltd., A Shares	18,200	1,182,539
Shenzhen Transsion Holdings Co. Ltd., A Shares	97,104	826,063
Shenzhen Woer Heat-Shrinkable Material Co. Ltd., A Shares	132,900	338,679
SECURITY	NUMBER OF SHARES	VALUE ($)
Shenzhen Yan Tian Port Holding Co. Ltd., A Shares	288,700	195,102
Shenzhen YUTO Packaging Technology Co. Ltd., A Shares	95,189	379,452
Shenzhen Zhongjin Lingnan Nonfemet Co. Ltd., A Shares	304,100	310,075
Shida Shinghwa Advanced Material Group Co. Ltd., A Shares	19,600	183,075
Shijiazhuang Changshan BeiMing Technology Co. Ltd., A Shares	150,200	282,156
Shijiazhuang Yiling Pharmaceutical Co. Ltd., A Shares	159,500	378,213
Shougang Fushan Resources Group Ltd.	1,973,981	768,008
Siasun Robot & Automation Co. Ltd., A Shares *	140,300	302,821
SICC Co. Ltd., A Shares *	39,141	625,802
Sichuan Biokin Pharmaceutical Co. Ltd., A Shares *	18,623	739,708
Sichuan Changhong Electric Co. Ltd., A Shares	416,200	432,432
Sichuan Chuantou Energy Co. Ltd., A Shares	419,800	971,701
Sichuan Hebang Biotechnology Co. Ltd., A Shares *	812,600	287,882
Sichuan Huafeng Technology Co. Ltd., A Shares *	36,033	731,012
Sichuan Kelun Pharmaceutical Co. Ltd., A Shares	138,500	836,608
Sichuan Kelun-Biotech Biopharmaceutical Co. Ltd., H Shares *(a)	77,458	4,912,699
Sichuan New Energy Power Co. Ltd., A Shares	139,800	261,371
Sichuan Road & Bridge Group Co. Ltd., A Shares	607,160	818,825
Sichuan Swellfun Co. Ltd., A Shares	48,700	194,930
Sichuan Yahua Industrial Group Co. Ltd., A Shares	100,900	288,071
Sino Biopharmaceutical Ltd.	11,451,644	7,961,356
Sinochem International Corp., A Shares *	347,500	293,808
Sinolink Securities Co. Ltd., A Shares	294,000	380,738
Sinoma International Engineering Co., A Shares	204,100	233,327
Sinoma Science & Technology Co. Ltd., A Shares	158,200	1,256,322
Sinomine Resource Group Co. Ltd., A Shares	62,860	504,714
Sinopec Engineering Group Co. Ltd., H Shares	1,891,286	1,225,586
Sinopec Oilfield Service Corp., A Shares *	759,600	258,929
Sinopec Oilfield Service Corp., H Shares *	3,413,658	287,400
Sinopec Shanghai Petrochemical Co. Ltd., A Shares *	914,100	398,677
Sinopec Shanghai Petrochemical Co. Ltd., H Shares *	3,499,155	517,778
Sinopharm Group Co. Ltd., H Shares	1,673,967	3,309,797
Sinosoft Co. Ltd., A Shares	75,400	157,916
Sinotrans Ltd., H Shares	2,305,919	1,426,621
Sinotruk Hong Kong Ltd.	989,554	5,074,442
Skshu Paint Co. Ltd., A Shares	80,014	298,355
Skyverse Technology Co. Ltd., A Shares *	21,860	1,190,911
Smartsens Technology Shanghai Co. Ltd., A Shares	23,005	340,041
See financial notes
Schwab International Equity ETFs | Annual Holdings and Financial Statements
63

Schwab Emerging Markets Equity ETF
Portfolio Holdings  as of August 31, 2026 (continued)

SECURITY	NUMBER OF SHARES	VALUE ($)
Smoore International Holdings Ltd. (a)	2,179,867	2,925,287
Songcheng Performance Development Co. Ltd., A Shares	244,300	214,917
SooChow Securities Co. Ltd., A Shares	455,485	576,306
Southwest Securities Co. Ltd., A Shares	621,200	381,893
SPIC Industry-Finance Holdings Co. Ltd., A Shares	416,900	327,041
Spring Airlines Co. Ltd., A Shares	84,600	548,804
StarPower Semiconductor Ltd., A Shares	20,580	279,383
State Grid Yingda Co. Ltd., A Shares	235,700	179,634
STO Express Co. Ltd., A Shares	130,200	270,749
Sun Art Retail Group Ltd.	2,515,168	333,675
Sungrow Power Supply Co. Ltd., A Shares	173,600	2,364,454
Sunny Optical Technology Group Co. Ltd.	798,845	7,245,274
Sunresin New Materials Co. Ltd., A Shares	58,800	551,152
Sunshine Insurance Group Co. Ltd., H Shares	2,658,996	1,261,779
Sunwoda Electronic Co. Ltd., A Shares	174,300	451,966
Suofeiya Home Collection Co. Ltd., A Shares	83,300	97,956
SUPCON Technology Co. Ltd., A Shares	66,386	966,540
Suzhou Centec Communications Co. Ltd., A Shares *	27,973	1,623,916
Suzhou Dongshan Precision Manufacturing Co. Ltd., A Shares *	157,600	4,644,954
Suzhou Maxwell Technologies Co. Ltd., A Shares	26,060	864,813
Suzhou Nanomicro Technology Co. Ltd., A Shares	1,984	10,785
Suzhou Novosense Microelectronics Co. Ltd., A Shares *	9,567	361,091
Suzhou TFC Optical Communication Co. Ltd., A Shares	90,697	3,550,657
Swancor Advanced Materials Co. Ltd., A Shares *	10,817	248,479
Taiji Computer Corp. Ltd., A Shares *	59,600	124,470
TAL Education Group, ADR *	381,637	4,480,418
Talkweb Information System Co. Ltd., A Shares *	103,100	392,879
TangShan Port Group Co. Ltd., A Shares	599,800	407,128
Tangshan Sanyou Chemical Industries Co. Ltd., A Shares	209,100	231,261
Tasly Pharmaceutical Group Co. Ltd., A Shares	85,100	185,958
TBEA Co. Ltd., A Shares	442,923	1,261,256
TCL Technology Group Corp., A Shares	1,776,450	1,345,956
TCL Zhonghuan Renewable Energy Technology Co. Ltd., A Shares *	282,900	400,473
Tencent Holdings Ltd.	7,486,971	432,640,397
Tencent Music Entertainment Group, ADR	592,040	4,896,171
Thunder Software Technology Co. Ltd., A Shares	40,400	357,755
Tian Di Science & Technology Co. Ltd., A Shares	299,200	216,005
Tianfeng Securities Co. Ltd., A Shares *	1,060,200	607,587
SECURITY	NUMBER OF SHARES	VALUE ($)
Tianjin Chase Sun Pharmaceutical Co. Ltd., A Shares	302,500	150,394
Tianma Microelectronics Co. Ltd., A Shares *	229,000	230,091
Tianqi Lithium Corp., A Shares *	134,300	997,554
Tianqi Lithium Corp., H Shares *	257,674	1,244,440
Tianshan Aluminum Group Co. Ltd., A Shares	376,300	739,941
TianShan Material Co. Ltd., A Shares *	197,300	109,840
Tianshui Huatian Technology Co. Ltd., A Shares	324,700	824,075
Tingyi Cayman Islands Holding Corp.	2,289,555	3,726,700
Titan Wind Energy Suzhou Co. Ltd., A Shares *	167,900	157,453
Tongcheng Travel Holdings Ltd.	1,524,882	2,343,937
TongFu Microelectronics Co. Ltd., A Shares	118,500	1,138,785
Tonghua Dongbao Pharmaceutical Co. Ltd., A Shares	121,000	146,072
Tongkun Group Co. Ltd., A Shares	224,000	922,274
Tongling Nonferrous Metals Group Co. Ltd., A Shares	1,119,200	1,111,203
Tongwei Co. Ltd., A Shares *	381,200	657,652
Topchoice Medical Corp., A Shares *	42,998	220,814
Topsec Technologies Group, Inc., A Shares *	156,800	151,945
Topsports International Holdings Ltd.	5,063,425	713,722
Towngas Smart Energy Co. Ltd. *	1,573,361	619,165
TravelSky Technology Ltd., H Shares	1,134,915	1,261,692
Triangle Tyre Co. Ltd., A Shares	88,400	164,220
Trina Solar Co. Ltd., A Shares *	213,856	384,228
Trip.com Group Ltd. *	717,889	32,893,974
Tsinghua Tongfang Co. Ltd., A Shares	288,600	302,003
Tsingtao Brewery Co. Ltd., A Shares	69,800	526,773
Tsingtao Brewery Co. Ltd., H Shares	739,243	3,837,994
UBTech Robotics Corp. Ltd., H Shares *(a)	379,863	4,109,089
Unigroup Guoxin Microelectronics Co. Ltd., A Shares	81,679	776,546
Uni-President China Holdings Ltd. (a)	1,543,875	1,461,298
Unisplendour Corp. Ltd., A Shares	246,800	1,430,911
United Nova Technology Co. Ltd., A Shares *	771,498	1,007,151
Universal Scientific Industrial Shanghai Co. Ltd., A Shares	201,400	812,135
Valiant Co. Ltd., A Shares	84,400	167,343
Vanchip Tianjin Technology Co. Ltd., A Shares	21,658	87,432
Verisilicon Microelectronics Shanghai Co. Ltd., A Shares *	48,078	1,433,180
Victory Giant Technology Huizhou Co. Ltd., A Shares	72,200	2,613,085
Vipshop Holdings Ltd., ADR	245,969	3,222,194
Visual China Group Co. Ltd., A Shares	48,000	122,894
VOYAH Automobile Technology Co. Ltd., H Shares *	928,398	308,507
Walvax Biotechnology Co. Ltd., A Shares	162,200	328,118
Wangfujing Group Co. Ltd., A Shares *	82,500	121,085
Wangsu Science & Technology Co. Ltd., A Shares	229,600	559,133
Wanhua Chemical Group Co. Ltd., A Shares	270,100	3,068,478
Want Want China Holdings Ltd.	5,191,430	2,036,361
Wanxiang Qianchao Co. Ltd., A Shares	304,900	509,680
Weibo Corp., A Shares	88,665	605,668
Weichai Power Co. Ltd., A Shares	581,100	2,350,177
See financial notes
64
Schwab International Equity ETFs | Annual Holdings and Financial Statements

Schwab Emerging Markets Equity ETF
Portfolio Holdings  as of August 31, 2026 (continued)

SECURITY	NUMBER OF SHARES	VALUE ($)
Weichai Power Co. Ltd., H Shares	2,308,978	9,378,115
Weifu High-Technology Group Co. Ltd., A Shares	89,000	239,524
Weihai Guangwei Composites Co. Ltd., A Shares	73,120	263,397
Wens Foodstuff Group Co. Ltd., A Shares	562,520	1,194,874
Western Mining Co. Ltd., A Shares	218,400	1,280,881
Western Securities Co. Ltd., A Shares	432,700	446,999
Western Superconducting Technologies Co. Ltd., A Shares	63,280	470,597
Winner Medical Co. Ltd., A Shares	43,600	191,131
Winning Health Technology Group Co. Ltd., A Shares *	212,700	223,845
Wintime Energy Group Co. Ltd., A Shares *	1,528,100	357,118
Wolong Electric Group Co. Ltd., A Shares	145,440	638,221
Wonders Information Co. Ltd., A Shares *	115,200	87,283
Wuchan Zhongda Group Co. Ltd., A Shares	443,443	327,401
Wuhan Guide Infrared Co. Ltd., A Shares *	365,036	704,751
Wuliangye Yibin Co. Ltd., A Shares	330,800	3,509,395
WUS Printed Circuit Kunshan Co. Ltd., A Shares	155,500	2,891,263
WuXi AppTec Co. Ltd., A Shares	206,751	4,763,459
WuXi AppTec Co. Ltd., H Shares	536,430	12,953,478
Wuxi Autowell Technology Co. Ltd., A Shares	20,787	141,994
Wuxi Biologics Cayman, Inc. *	4,489,646	27,971,159
WuXi XDC Cayman, Inc. *(a)	468,640	4,181,670
XCMG Construction Machinery Co. Ltd., A Shares	1,064,700	1,250,444
Xiamen C & D, Inc., A Shares	328,600	403,046
Xiamen Faratronic Co. Ltd., A Shares	22,000	422,840
Xiamen Intretech, Inc., A Shares	102,400	357,135
Xiamen ITG Group Corp. Ltd., A Shares	178,800	151,440
Xiamen Tungsten Co. Ltd., A Shares	120,800	969,565
Xi'An Shaangu Power Co. Ltd., A Shares	182,800	240,813
Xiangcai Co. Ltd., A Shares *	198,500	281,292
Xiaomi Corp., B Shares *	20,540,051	72,368,223
Xinfengming Group Co. Ltd., A Shares	94,300	295,196
Xinhua Winshare Publishing & Media Co. Ltd., H Shares	232,489	232,510
Xinjiang Daqo New Energy Co. Ltd., A Shares *	160,595	399,934
Xinxing Ductile Iron Pipes Co. Ltd., A Shares	337,600	184,931
Xinyi Solar Holdings Ltd. (a)	5,372,785	1,545,499
Xizang Zhufeng Resources Co. Ltd., A Shares	93,200	195,751
XPeng, Inc., A Shares *	1,740,926	9,971,245
XTC New Energy Materials Xiamen Co. Ltd., A Shares	29,426	200,261
Xtep International Holdings Ltd.	1,501,072	702,733
Xuji Electric Co. Ltd., A Shares	91,400	293,601
Yadea Group Holdings Ltd.	1,402,845	1,674,975
Yangling Metron New Material, Inc., A Shares	72,100	179,767
Yangtze Optical Fibre & Cable Joint Stock Ltd. Co., A Shares	27,800	1,732,100
Yangtze Optical Fibre & Cable Joint Stock Ltd. Co., H Shares	473,192	10,062,264
SECURITY	NUMBER OF SHARES	VALUE ($)
Yangzijiang Shipbuilding Holdings Ltd.	3,245,494	12,349,692
Yankuang Energy Group Co. Ltd., A Shares	465,790	1,637,684
Yankuang Energy Group Co. Ltd., H Shares	3,802,013	6,760,816
Yantai Changyu Pioneer Wine Co. Ltd., A Shares	62,483	149,185
Yantai Eddie Precision Machinery Co. Ltd., A Shares	86,520	244,827
Yantai Jereh Oilfield Services Group Co. Ltd., A Shares	81,700	1,584,138
Yealink Network Technology Corp. Ltd., A Shares	104,930	646,636
Yifan Pharmaceutical Co. Ltd., A Shares	124,700	181,537
Yifeng Pharmacy Chain Co. Ltd., A Shares	114,676	390,561
Yihai International Holding Ltd.	633,010	1,277,438
Yihai Kerry Arawana Holdings Co. Ltd., A Shares	142,000	560,982
Yili Chuanning Biotechnology Co. Ltd., A Shares	112,400	144,557
Yonfer Agricultural Technology Co. Ltd., A Shares	104,800	223,078
Yonghui Superstores Co. Ltd., A Shares *	681,200	313,324
YongXing Special Materials Technology Co. Ltd., A Shares	41,860	287,935
Yonyou Network Technology Co. Ltd., A Shares *	334,740	512,723
Youngor Fashion Co. Ltd., A Shares	470,100	561,209
Youngy Co. Ltd., A Shares	27,400	301,734
YTO Express Group Co. Ltd., A Shares	271,800	685,366
Yuan Longping High-tech Agriculture Co. Ltd., A Shares	116,200	156,709
Yuanjie Semiconductor Technology Co. Ltd., A Shares	10,023	2,287,178
Yuexiu Property Co. Ltd.	1,649,038	685,758
Yum China Holdings, Inc.	400,355	17,997,156
YUNDA Holding Group Co. Ltd., A Shares	372,400	375,837
Yunnan Aluminium Co. Ltd., A Shares	256,900	1,036,701
Yunnan Baiyao Group Co. Ltd., A Shares	155,840	1,168,916
Yunnan Botanee Bio-Technology Group Co. Ltd., A Shares	18,000	86,329
Yunnan Chihong Zinc&Germanium Co. Ltd., A Shares	471,300	734,521
Yunnan Copper Co. Ltd., A Shares	185,800	480,403
Yunnan Energy New Material Group Co. Ltd., A Shares *	76,600	607,737
Yunnan Tin Co. Ltd., A Shares	149,200	803,743
Yunnan Yuntianhua Co. Ltd., A Shares	143,700	672,511
Yutong Bus Co. Ltd., A Shares	186,800	828,338
Zai Lab Ltd. *(a)	1,224,376	3,092,450
Zangge Mining Co. Ltd., A Shares	131,100	1,529,760
ZCZL Industrial Technology Group Co. Ltd., A Shares	162,400	343,994
Zhangzhou Pientzehuang Pharmaceutical Co. Ltd., A Shares	51,800	941,699
Zhaojin Mining Industry Co. Ltd., H Shares	2,004,585	5,922,236
Zhefu Holding Group Co. Ltd., A Shares	534,600	389,133
Zhejiang Cfmoto Power Co. Ltd., A Shares	18,000	797,702
See financial notes
Schwab International Equity ETFs | Annual Holdings and Financial Statements
65

Schwab Emerging Markets Equity ETF
Portfolio Holdings  as of August 31, 2026 (continued)

SECURITY	NUMBER OF SHARES	VALUE ($)
Zhejiang China Commodities City Group Co. Ltd., A Shares	447,900	832,062
Zhejiang Chint Electrics Co. Ltd., A Shares	183,800	702,588
Zhejiang Crystal-Optech Co. Ltd., A Shares	132,400	526,407
Zhejiang Dahua Technology Co. Ltd., A Shares	290,600	710,279
Zhejiang Digital Culture Technology Group Co. Ltd., A Shares	103,200	160,684
Zhejiang Dingli Machinery Co. Ltd., A Shares	34,600	296,557
Zhejiang Expressway Co. Ltd., H Shares	2,042,065	1,664,536
Zhejiang Hailiang Co. Ltd., A Shares	195,800	568,047
Zhejiang HangKe Technology, Inc. Co., A Shares	44,364	144,490
Zhejiang Huace Film & Television Co. Ltd., A Shares	223,900	266,627
Zhejiang Huahai Pharmaceutical Co. Ltd., A Shares	140,250	336,324
Zhejiang Huayou Cobalt Co. Ltd., A Shares	159,860	941,599
Zhejiang Jingsheng Mechanical & Electrical Co. Ltd., A Shares	127,800	821,816
Zhejiang Jiuzhou Pharmaceutical Co. Ltd., A Shares	74,200	168,877
Zhejiang Juhua Co. Ltd., A Shares	240,900	1,453,719
Zhejiang Leapmotor Technology Co. Ltd., H Shares *	784,453	3,674,450
Zhejiang Longsheng Group Co. Ltd., A Shares	331,300	628,277
Zhejiang Medicine Co. Ltd., A Shares	86,200	165,907
Zhejiang NHU Co. Ltd., A Shares	285,468	1,148,161
Zhejiang Rongtai Electric Material Co. Ltd., A Shares	28,990	221,460
Zhejiang Sanhua Intelligent Controls Co. Ltd., A Shares	215,220	1,162,918
Zhejiang Sanhua Intelligent Controls Co. Ltd., H Shares (a)	571,648	1,831,770
Zhejiang Supor Co. Ltd., A Shares	46,200	276,389
Zhejiang Wanfeng Auto Wheel Co. Ltd., A Shares	159,400	247,476
Zhejiang Wanliyang Co. Ltd., A Shares	170,900	147,547
Zhejiang Weiming Environment Protection Co. Ltd., A Shares	203,520	438,062
Zhejiang Weixing New Building Materials Co. Ltd., A Shares	155,300	202,736
Zhejiang Wolwo Bio-Pharmaceutical Co. Ltd., A Shares	54,100	180,145
Zhejiang Yongtai Technology Co. Ltd., A Shares *	96,200	268,781
Zhejiang Zheneng Electric Power Co. Ltd., A Shares	788,700	572,917
Zheshang Securities Co. Ltd., A Shares	328,200	458,737
ZhongAn Online P&C Insurance Co. Ltd., H Shares *	1,185,057	1,726,347
Zhongji Innolight Co. Ltd., A Shares	94,360	11,965,657
Zhongjin Gold Corp. Ltd., A Shares	397,900	1,517,445
Zhongshan Broad Ocean Motor Co. Ltd., A Shares	163,200	162,763
Zhongshan Public Utilities Group Co. Ltd., A Shares	180,100	306,154
Zhongsheng Group Holdings Ltd. *	876,437	477,388
Zhongtai Securities Co. Ltd., A Shares	608,500	515,386
SECURITY	NUMBER OF SHARES	VALUE ($)
Zhuhai Huafa Properties Co. Ltd., A Shares	209,400	75,120
Zhuzhou CRRC Times Electric Co. Ltd., A Shares	51,276	359,344
Zhuzhou CRRC Times Electric Co. Ltd., H Shares	497,722	2,003,764
Zhuzhou Hongda Electronics Corp. Ltd., A Shares	41,900	342,285
Zhuzhou Kibing Group Co. Ltd., A Shares	203,000	174,052
Zijin Mining Group Co. Ltd., A Shares	1,695,200	8,496,187
Zijin Mining Group Co. Ltd., H Shares	7,166,117	33,475,336
ZJLD Group, Inc.	715,140	712,467
Zoomlion Heavy Industry Science & Technology Co. Ltd., A Shares	495,300	493,236
Zoomlion Heavy Industry Science & Technology Co. Ltd., H Shares	1,684,723	1,309,860
ZTE Corp., A Shares	354,800	1,805,160
ZTE Corp., H Shares	920,075	2,788,640
ZTO Express Cayman, Inc.	480,513	10,248,590
		3,524,618,146

Colombia 0.1%
Cementos Argos SA	782,961	2,674,686
Ecopetrol SA	5,791,973	4,784,629
Grupo Cibest SA	259,089	6,839,242
Interconexion Electrica SA ESP	523,169	4,636,989
		18,935,546

Czech Republic 0.2%
CEZ AS	169,169	11,226,411
Colt CZ Group SE	17,540	802,985
Komercni Banka AS	87,510	4,481,758
Moneta Money Bank AS	349,660	3,278,851
		19,790,005

Egypt 0.1%
Commercial International Bank - Egypt (CIB), GDR	3,644,711	9,694,931

Greece 0.9%
Aegean Airlines SA	53,752	761,747
Aktor SA Holding Co. Technical & Energy Projects *	79,288	946,797
Allwyn AG	219,478	3,441,764
Alpha Bank SA	1,829,395	9,719,860
Athens International Airport SA	67,556	822,397
Athens Water Supply & Sewage Co. SA *	54,829	811,402
Autohellas Tourist & Trading SA	29,270	401,200
Ballys Intralot SA	807,968	1,074,623
Bank of Cyprus Holdings PLC	461,550	5,736,657
Cenergy Holdings SA	82,186	2,195,746
CrediaBank SA *	1,110,893	1,318,802
Ellaktor SA	129,971	195,059
Eurobank SA	2,853,345	15,200,039
FF Group *(b)	50,437	0
GEK Terna SA	100,480	5,443,705
Hellenic Telecommunications Organization SA	178,724	4,110,593
HELLENiQ ENERGY Holdings SA	111,195	2,003,334
Holding Co. ADMIE IPTO SA	183,410	959,786
Jumbo SA	134,995	4,077,063
LAMDA Development SA *	122,422	905,848
See financial notes
66
Schwab International Equity ETFs | Annual Holdings and Financial Statements

Schwab Emerging Markets Equity ETF
Portfolio Holdings  as of August 31, 2026 (continued)

SECURITY	NUMBER OF SHARES	VALUE ($)
Motor Oil Hellas Corinth Refineries SA	76,254	5,327,882
National Bank of Greece SA	988,611	19,384,484
Optima bank SA	227,364	3,208,886
Piraeus Bank SA *	1,262,651	15,077,621
Piraeus Port Authority SA	7,123	348,752
Public Power Corp. SA	360,969	10,054,847
Quest Holdings SA	39,700	338,949
Sarantis SA	44,281	740,690
Titan SA	47,360	3,000,978
Viohalco SA	63,247	1,263,644
		118,873,155

Hong Kong 0.0%
China Huishan Dairy Holdings Co. Ltd. *(b)	3,872,695	0

Hungary 0.4%
4iG Nyrt *	33,378	167,780
Magyar Telekom Telecommunications PLC	327,322	2,632,954
MOL Hungarian Oil & Gas PLC *	533,680	8,577,280
Opus Global Nyrt	541,334	549,900
OTP Bank Nyrt	273,369	39,320,532
Richter Gedeon Nyrt	168,639	7,039,961
		58,288,407

Iceland 0.1%
Alvotech SA *	133,299	697,233
Arion Banki Hf.	1,631,369	2,530,297
Festi Hf.	301,147	755,290
Hagar Hf.	1,501,201	1,510,985
Islandsbanki Hf.	2,031,834	2,390,393
Kvika banki Hf.	4,995,158	546,043
Reitir fasteignafelag Hf.	937,279	889,259
		9,319,500

India 15.6%
360 ONE WAM Ltd.	310,638	3,834,785
3M India Ltd.	3,885	1,360,018
Aarti Industries Ltd. *	268,168	1,477,469
ABB India Ltd.	63,865	5,125,304
ACC Ltd.	67,525	905,595
Adani Energy Solutions Ltd. *	374,041	5,570,065
Adani Enterprises Ltd.	349,596	10,501,332
Adani Green Energy Ltd. *	344,619	4,398,741
Adani Ports & Special Economic Zone Ltd.	881,783	14,758,878
Adani Power Ltd. *	6,462,268	13,443,079
Adani Total Gas Ltd.	270,617	1,766,181
Aditya Birla Capital Ltd. *	908,186	3,906,351
AIA Engineering Ltd.	34,485	1,542,530
Ajanta Pharma Ltd.	47,080	1,781,627
Alkem Laboratories Ltd.	50,661	2,836,670
Ambuja Cements Ltd.	966,480	4,073,318
Apar Industries Ltd. *	19,847	3,691,185
APL Apollo Tubes Ltd. *	210,084	4,907,487
Apollo Hospitals Enterprise Ltd.	124,966	11,683,078
Ashok Leyland Ltd.	3,390,180	6,255,972
Asian Paints Ltd.	547,103	15,252,926
Astral Ltd.	148,523	2,375,276
AU Small Finance Bank Ltd.	624,077	7,121,911
Aurobindo Pharma Ltd. *	334,108	6,027,063
SECURITY	NUMBER OF SHARES	VALUE ($)
Authum Investment & Infrastructure Ltd. *	197,890	1,166,159
Avenue Supermarts Ltd. *	165,584	6,784,714
AWL Agri Business Ltd.	423,411	856,553
Axis Bank Ltd.	2,745,656	37,500,588
Bajaj Auto Ltd.	79,857	10,177,061
Bajaj Finance Ltd.	3,244,419	36,029,689
Bajaj Finserv Ltd.	454,424	9,648,864
Bajaj Holdings & Investment Ltd.	33,229	4,065,070
Bajaj Housing Finance Ltd. *	1,167,008	1,030,161
Balkrishna Industries Ltd.	100,611	2,409,220
Bandhan Bank Ltd.	964,314	1,656,475
Bank of Baroda	1,256,682	3,150,246
Bank of India	973,216	1,447,739
Bank of Maharashtra	2,077,966	1,791,725
Bata India Ltd.	73,582	527,545
Bayer CropScience Ltd.	17,888	746,276
Berger Paints India Ltd.	339,780	1,776,878
Bharat Dynamics Ltd.	115,179	1,542,880
Bharat Electronics Ltd.	4,365,411	19,008,414
Bharat Forge Ltd.	312,449	6,909,700
Bharat Heavy Electricals Ltd.	1,750,274	8,139,826
Bharat Petroleum Corp. Ltd.	2,221,077	7,561,783
Bharti Airtel Ltd.	3,638,064	69,255,322
Bharti Hexacom Ltd.	83,157	1,350,257
Billionbrains Garage Ventures Ltd. *	1,271,953	2,566,591
Biocon Ltd.	1,032,988	4,471,375
Blue Star Ltd.	147,372	2,266,446
Bosch Ltd.	10,455	5,492,153
Britannia Industries Ltd.	139,523	7,695,799
BSE Ltd.	240,872	8,305,647
Canara Bank	2,185,045	2,913,202
Castrol India Ltd.	598,913	1,160,874
Central Bank of India Ltd.	2,265,141	719,181
Central Depository Services India Ltd.	121,032	1,783,412
CG Power & Industrial Solutions Ltd.	830,319	7,990,778
Cholamandalam Financial Holdings Ltd.	110,875	1,730,433
Cholamandalam Investment & Finance Co. Ltd.	501,933	9,794,895
Cipla Ltd.	686,936	10,170,388
Coal India Ltd.	2,815,797	11,885,182
Cochin Shipyard Ltd.	99,432	1,577,436
Coforge Ltd.	406,259	8,473,791
Colgate-Palmolive India Ltd.	155,399	3,098,143
Container Corp. of India Ltd.	409,585	2,202,814
Coromandel International Ltd.	142,889	2,861,195
CRISIL Ltd.	22,751	1,152,546
Cummins India Ltd.	164,615	8,829,045
Dabur India Ltd.	742,680	2,972,866
Dalmia Bharat Ltd.	92,269	1,799,406
Deepak Nitrite Ltd.	90,963	1,671,870
Divi's Laboratories Ltd.	154,407	15,357,763
Dixon Technologies India Ltd.	45,248	7,059,508
DLF Ltd.	786,240	5,708,384
Dr. Lal PathLabs Ltd.	106,027	2,155,045
Dr. Reddy's Laboratories Ltd.	717,001	8,696,103
Eicher Motors Ltd.	163,415	13,655,223
Emami Ltd.	194,740	744,741
Embassy Office Parks REIT	1,064,175	4,902,430
Endurance Technologies Ltd.	37,826	1,141,044
Escorts Kubota Ltd.	33,837	1,064,725
Eternal Ltd. *	5,433,242	18,728,969
Exide Industries Ltd.	487,380	2,254,321
Federal Bank Ltd.	2,233,481	8,370,164
Fortis Healthcare Ltd.	599,128	5,708,574
FSN E-Commerce Ventures Ltd. *	1,485,609	5,455,850
GAIL India Ltd.	3,253,942	6,068,156
See financial notes
Schwab International Equity ETFs | Annual Holdings and Financial Statements
67

Schwab Emerging Markets Equity ETF
Portfolio Holdings  as of August 31, 2026 (continued)

SECURITY	NUMBER OF SHARES	VALUE ($)
GE Vernova T&D India Ltd.	152,583	7,126,004
General Insurance Corp. of India	505,649	1,884,604
GlaxoSmithKline Pharmaceuticals Ltd.	50,667	1,623,633
Glenmark Pharmaceuticals Ltd.	173,514	4,521,003
GMR Airports Ltd. *	3,163,424	3,111,867
Godfrey Phillips India Ltd.	46,669	1,032,020
Godrej Consumer Products Ltd.	482,431	4,568,285
Godrej Industries Ltd. *	53,571	638,532
Godrej Properties Ltd.	173,526	3,673,022
Grasim Industries Ltd.	419,087	14,842,653
GSPL Transmission Ltd. *(b)	155,468	242,068
Gujarat Energy Ltd.	469,198	1,221,042
Gujarat Fluorochemicals Ltd.	42,788	2,109,927
Havells India Ltd.	266,500	3,483,382
HCL Technologies Ltd.	1,215,680	16,759,764
HDB Financial Services Ltd.	231,837	1,662,029
HDFC Asset Management Co. Ltd.	241,410	6,650,482
HDFC Bank Ltd.	13,693,187	101,999,812
HDFC Life Insurance Co. Ltd.	1,191,212	6,800,132
Hero MotoCorp Ltd.	156,112	8,938,845
Hexaware Technologies Ltd.	184,687	1,076,421
Hindalco Industries Ltd.	1,754,470	18,717,726
Hindustan Aeronautics Ltd.	236,867	11,949,208
Hindustan Copper Ltd.	402,804	2,223,264
Hindustan Petroleum Corp. Ltd.	1,124,375	4,320,600
Hindustan Unilever Ltd.	1,068,775	22,091,619
Hindustan Zinc Ltd.	612,636	3,832,626
Hitachi Energy India Ltd.	15,594	5,531,062
Honeywell Automation India Ltd.	2,225	830,565
Housing & Urban Development Corp. Ltd.	552,974	1,057,655
Hyundai Motor India Ltd.	170,796	3,956,716
ICICI Bank Ltd.	6,361,058	97,172,272
ICICI Lombard General Insurance Co. Ltd.	296,251	4,876,966
ICICI Prudential Asset Management Co. Ltd.	59,693	1,922,280
ICICI Prudential Life Insurance Co. Ltd.	469,709	2,551,585
IDBI Bank Ltd. *	722,192	689,556
IDFC First Bank Ltd.	5,172,730	4,672,134
Indian Bank	330,903	3,124,555
Indian Hotels Co. Ltd.	1,009,026	7,822,552
Indian Oil Corp. Ltd.	4,418,270	6,458,351
Indian Overseas Bank *	1,454,172	496,074
Indian Railway Catering & Tourism Corp. Ltd.	364,824	1,844,602
Indian Railway Finance Corp. Ltd.	2,335,625	2,045,056
Indian Renewable Energy Development Agency Ltd.	928,388	1,136,329
Indraprastha Gas Ltd.	807,134	1,276,150
Indus Towers Ltd.	1,544,115	6,307,460
IndusInd Bank Ltd.	505,250	5,396,411
Info Edge India Ltd.	414,333	5,715,613
Infosys Ltd.	4,090,099	48,721,300
InterGlobe Aviation Ltd. *	226,990	12,482,140
Ipca Laboratories Ltd.	162,440	3,370,441
IRB Infrastructure Developers Ltd.	4,793,962	975,099
ITC Hotels Ltd.	1,305,795	2,196,280
ITC Ltd.	3,813,933	10,237,940
Jindal Stainless Ltd.	360,540	2,659,696
Jindal Steel Ltd.	431,156	5,403,648
Jio Financial Services Ltd.	3,795,502	9,624,211
JK Cement Ltd.	38,636	2,083,589
JSW Energy Ltd.	650,973	3,559,171
JSW Infrastructure Ltd.	385,824	1,378,214
JSW Steel Ltd.	1,041,052	14,303,066
SECURITY	NUMBER OF SHARES	VALUE ($)
Jubilant Foodworks Ltd.	439,226	2,288,855
Kalyan Jewellers India Ltd.	485,455	3,065,293
Kansai Nerolac Paints Ltd.	269,694	546,323
Kaynes Technology India Ltd. *	33,119	1,282,222
KEI Industries Ltd.	68,279	4,117,848
Knowledge Realty Trust	400,706	465,071
Kotak Mahindra Bank Ltd.	6,501,370	28,647,182
KPIT Technologies Ltd.	193,173	1,187,274
L&T Finance Ltd.	1,004,513	3,387,733
L&T Technology Services Ltd.	34,223	1,297,422
Larsen & Toubro Ltd.	801,372	34,055,758
Laurus Labs Ltd.	430,232	8,656,057
Lenskart Solutions Ltd. *	578,459	4,025,701
LG Electronics India Ltd. *	137,304	2,449,167
LIC Housing Finance Ltd.	300,982	1,702,528
Linde India Ltd.	23,844	1,599,641
Lloyds Metals & Energy Ltd.	120,563	2,273,162
Lodha Developers Ltd.	333,772	4,203,129
LTM Ltd.	111,695	5,327,681
Lupin Ltd.	289,920	6,665,818
Mahindra & Mahindra Financial Services Ltd.	739,837	2,899,302
Mahindra & Mahindra Ltd.	1,107,791	38,198,385
Mangalore Refinery & Petrochemicals Ltd.	263,836	472,254
Mankind Pharma Ltd. *	136,119	3,459,705
Marico Ltd.	627,473	5,405,769
Maruti Suzuki India Ltd.	154,001	21,918,724
Max Financial Services Ltd. *	309,481	5,114,921
Max Healthcare Institute Ltd.	890,572	9,750,503
Mazagon Dock Shipbuilders Ltd.	90,892	2,368,241
Meesho Ltd. *	711,896	1,536,188
Metro Brands Ltd.	72,836	703,710
Motilal Oswal Financial Services Ltd.	174,059	1,907,163
Mphasis Ltd.	153,823	3,922,936
MRF Ltd.	2,708	3,805,177
Multi Commodity Exchange of India Ltd.	151,200	5,401,064
Muthoot Finance Ltd.	127,525	3,990,095
Narayana Hrudayalaya Ltd.	82,098	1,645,044
National Aluminium Co. Ltd.	1,129,075	4,525,493
Nestle India Ltd.	862,447	13,559,939
New India Assurance Co. Ltd.	228,150	458,379
NHPC Ltd.	4,163,424	3,355,891
Nippon Life India Asset Management Ltd.	216,439	2,665,771
NLC India Ltd.	413,358	1,161,278
NMDC Ltd.	3,961,043	3,670,513
NTPC Green Energy Ltd. *	1,038,908	977,006
NTPC Ltd.	5,692,414	19,580,499
Oberoi Realty Ltd.	146,044	2,866,218
Oil & Natural Gas Corp. Ltd.	4,749,292	11,566,205
Oil India Ltd.	685,524	3,479,792
One 97 Communications Ltd. *	489,726	8,834,813
Oracle Financial Services Software Ltd.	31,216	4,112,665
Page Industries Ltd.	6,335	2,382,749
Patanjali Foods Ltd.	387,838	1,405,782
PB Fintech Ltd. *	408,721	8,051,500
Persistent Systems Ltd.	125,397	7,370,501
Petronet LNG Ltd.	876,038	2,766,690
Phoenix Mills Ltd.	248,499	4,960,516
PI Industries Ltd.	99,827	2,485,679
Pidilite Industries Ltd.	390,368	6,921,784
Piramal Finance Ltd.	134,915	3,260,710
Polycab India Ltd.	62,055	6,157,825
Poonawalla Fincorp Ltd. *	394,439	1,922,026
Power Finance Corp. Ltd.	1,811,281	6,399,725
See financial notes
68
Schwab International Equity ETFs | Annual Holdings and Financial Statements

Schwab Emerging Markets Equity ETF
Portfolio Holdings  as of August 31, 2026 (continued)

SECURITY	NUMBER OF SHARES	VALUE ($)
Power Grid Corp. of India Ltd.	5,433,533	15,045,060
Premier Energies Ltd.	139,694	1,520,939
Prestige Estates Projects Ltd.	186,165	3,193,985
Punjab National Bank	2,947,954	3,537,932
Rail Vikas Nigam Ltd.	688,562	1,519,186
RBL Bank Ltd.	626,911	2,505,174
REC Ltd.	1,476,384	5,014,800
Relaxo Footwears Ltd. *	92,130	346,378
Reliance Industries Ltd.	8,030,061	107,735,377
Samvardhana Motherson International Ltd.	5,301,845	9,507,323
SBI Cards & Payment Services Ltd.	348,156	2,358,380
SBI Life Insurance Co. Ltd.	522,497	9,554,466
Schaeffler India Ltd.	49,468	2,086,589
Shree Cement Ltd.	10,908	2,658,776
Shriram Finance Ltd.	1,656,358	19,314,642
Siemens Energy India Ltd.	100,941	3,425,034
Siemens Ltd.	107,346	4,545,059
SJVN Ltd.	621,604	422,604
Solar Industries India Ltd.	30,717	6,489,276
Sona Blw Precision Forgings Ltd.	542,295	4,632,351
SRF Ltd.	171,204	4,605,431
Star Health & Allied Insurance Co. Ltd. *	298,996	1,783,492
State Bank of India	2,248,873	25,044,905
Steel Authority of India Ltd.	1,718,060	3,519,829
Sun Pharmaceutical Industries Ltd.	1,283,861	26,772,156
Sun TV Network Ltd.	161,382	790,368
Sundaram Finance Ltd.	81,807	3,902,069
Supreme Industries Ltd.	69,997	2,617,315
Suzlon Energy Ltd. *	13,002,130	6,491,417
Swiggy Ltd. *	1,745,852	5,170,721
Syngene International Ltd.	240,372	1,012,059
Tata Capital Ltd.	654,149	2,528,454
Tata Communications Ltd.	152,390	2,759,251
Tata Consultancy Services Ltd.	1,225,729	30,897,804
Tata Consumer Products Ltd.	782,275	8,526,998
Tata Elxsi Ltd.	41,822	1,572,413
Tata Motors Ltd./new	2,461,172	12,181,581
Tata Motors Passenger Vehicles Ltd.	2,544,943	8,257,988
Tata Power Co. Ltd.	2,071,794	7,553,090
Tata Steel Ltd.	9,580,238	18,555,302
Tata Technologies Ltd.	204,521	1,785,721
Tech Mahindra Ltd.	767,108	13,120,776
Thermax Ltd.	37,350	1,531,024
Titan Co. Ltd.	440,291	23,602,766
Torrent Pharmaceuticals Ltd.	176,620	9,400,559
Torrent Power Ltd.	225,965	2,884,708
Trent Ltd.	325,590	9,851,380
Tube Investments of India Ltd.	129,926	3,794,805
TVS Motor Co. Ltd.	273,211	12,461,392
UltraTech Cement Ltd.	145,510	17,504,388
Union Bank of India Ltd.	1,792,888	3,553,142
United Breweries Ltd.	90,782	1,248,022
United Spirits Ltd.	360,260	5,639,634
UNO Minda Ltd.	220,054	2,950,044
UPL Ltd.	662,703	3,914,687
Varun Beverages Ltd.	1,598,285	6,724,362
Vedant Fashions Ltd. *	70,362	403,072
Vedanta Ltd.	1,935,501	5,657,169
Vishal Mega Mart Ltd. *	3,491,356	4,058,400
Vodafone Idea Ltd. *	33,190,724	4,997,025
Voltas Ltd.	274,785	3,448,192
WAAREE Energies Ltd.	106,181	2,906,050
Whirlpool of India Ltd.	69,278	584,575
Wipro Ltd.	3,409,736	6,609,456
Yes Bank Ltd. *	28,416,669	6,815,970
SECURITY	NUMBER OF SHARES	VALUE ($)
Zydus Lifesciences Ltd.	295,278	3,602,667
		2,032,414,718

Indonesia 0.7%
Alamtri Resources Indonesia Tbk. PT	6,599,922	1,058,074
Amman Mineral Internasional PT *	8,334,809	2,037,241
Astra International Tbk. PT	20,118,028	5,451,117
Avia Avian Tbk. PT	23,403,663	494,099
Bank Central Asia Tbk. PT	57,750,032	21,108,183
Bank Mandiri Persero Tbk. PT	49,823,662	11,896,929
Bank Negara Indonesia Persero Tbk. PT	14,483,049	3,155,776
Bank Rakyat Indonesia Persero Tbk. PT	76,718,228	14,074,753
Bank Syariah Indonesia Persero Tbk. PT	4,906,917	491,661
Barito Pacific Tbk. PT	25,167,385	2,535,918
Bukit Asam Persero Tbk. PT	3,850,222	556,397
Bumi Serpong Damai Tbk. PT *	7,461,235	273,768
Charoen Pokphand Indonesia Tbk. PT	7,345,952	1,235,729
Dayamitra Telekomunikasi PT	27,749,003	733,081
Elang Mahkota Teknologi Tbk. PT	21,714,540	631,272
Gudang Garam Tbk. PT	607,062	712,780
Indah Kiat Pulp & Paper Tbk. PT	1,828,139	908,136
Indocement Tunggal Prakarsa Tbk. PT	1,411,825	440,324
Indofood CBP Sukses Makmur Tbk. PT	2,730,977	1,171,630
Indofood Sukses Makmur Tbk. PT	4,010,277	1,697,831
Indosat Tbk. PT	7,418,265	1,046,890
Jasa Marga Persero Tbk. PT	1,732,157	289,426
Kalbe Farma Tbk. PT	23,339,919	1,034,255
Mayora Indah Tbk. PT	4,396,869	384,711
Merdeka Copper Gold Tbk. PT	14,693,406	2,438,533
Perusahaan Gas Negara Persero Tbk. PT	13,118,581	1,133,019
Petrindo Jaya Kreasi Tbk. PT *	18,771,693	863,614
Sarana Menara Nusantara Tbk. PT	25,196,350	645,732
Semen Indonesia Persero Tbk. PT	3,758,503	314,004
Sumber Alfaria Trijaya Tbk. PT	12,629,788	951,779
Telkom Indonesia Persero Tbk. PT, Class B	50,889,900	7,469,023
Tower Bersama Infrastructure Tbk. PT	5,791,684	478,962
Unilever Indonesia Tbk. PT	7,773,498	770,109
United Tractors Tbk. PT	1,488,200	2,032,991
Vale Indonesia Tbk. PT	1,761,089	521,915
XLSMART Telecom Sejahtera Tbk. PT	5,086,782	809,750
		91,849,412

Kuwait 0.7%
Boubyan Bank KSCP	2,314,492	4,973,536
Burgan Bank SAK	1,866,797	1,129,744
Gulf Bank KSCP	2,342,615	2,691,354
Kuwait Finance House KSCP	14,854,900	37,017,065
Mabanee Co. KPSC	898,205	2,839,956
Mobile Telecommunications Co. KSCP	2,702,348	5,291,005
National Bank of Kuwait SAKP	10,380,529	29,361,108
Warba Bank KSCP	2,455,748	2,201,431
		85,505,199

Malaysia 1.6%
99 Speed Mart Retail Holdings Bhd.	1,744,600	1,473,333
Alliance Bank Malaysia Bhd.	1,290,030	1,576,490
AMMB Holdings Bhd.	3,385,372	5,802,053
See financial notes
Schwab International Equity ETFs | Annual Holdings and Financial Statements
69

Schwab Emerging Markets Equity ETF
Portfolio Holdings  as of August 31, 2026 (continued)

SECURITY	NUMBER OF SHARES	VALUE ($)
Axiata Group Bhd.	5,724,677	2,587,907
CelcomDigi Bhd.	4,984,914	3,491,668
CIMB Group Holdings Bhd.	9,999,452	19,770,402
Dialog Group Bhd.	4,950,800	2,397,928
Fraser & Neave Holdings Bhd.	203,600	1,288,556
Gamuda Bhd.	6,254,014	7,005,863
Genting Bhd.	2,291,800	1,172,655
Genting Malaysia Bhd.	1,828,920	772,271
Hong Leong Bank Bhd.	750,307	4,379,586
IHH Healthcare Bhd.	3,716,600	7,615,984
IJM Corp. Bhd.	4,076,736	2,855,538
IOI Corp. Bhd.	3,616,492	4,203,970
Kuala Lumpur Kepong Bhd.	615,564	3,363,738
Malayan Banking Bhd.	9,086,818	24,105,121
Maxis Bhd.	3,596,924	3,332,471
MISC Bhd.	2,385,200	4,692,197
Mr. DIY Group M Bhd.	4,582,400	1,570,718
Nestle Malaysia Bhd.	80,171	1,993,323
Petronas Chemicals Group Bhd.	3,334,300	3,519,815
Petronas Dagangan Bhd.	398,400	2,008,823
Petronas Gas Bhd.	1,147,536	5,027,952
PPB Group Bhd.	711,077	1,757,381
Press Metal Aluminium Holdings Bhd.	4,383,564	8,710,510
Public Bank Bhd.	17,547,970	21,575,373
QL Resources Bhd.	2,186,175	2,079,744
RHB Bank Bhd.	2,691,339	5,802,489
SD Guthrie Bhd.	4,335,508	6,848,940
Sime Darby Bhd.	5,199,600	3,357,914
Sunway Bhd.	3,167,800	4,036,466
Sunway Healthcare Holdings Bhd., Class B *	2,523,680	1,328,912
Telekom Malaysia Bhd.	1,324,934	2,540,609
Tenaga Nasional Bhd.	5,472,174	19,219,210
Top Glove Corp. Bhd.	5,869,800	962,262
YTL Corp. Bhd.	5,548,043	3,417,572
YTL Power International Bhd.	4,066,840	5,808,328
		203,454,072

Mexico 2.2%
Alpek SAB de CV *	2,176,824	1,627,014
Alsea SAB de CV	612,869	1,498,006
America Movil SAB de CV, Series B	18,231,961	20,991,836
Arca Continental SAB de CV	1,024,178	11,713,362
Banco del Bajio SA	1,041,379	3,521,849
Becle SAB de CV	721,331	614,951
Cemex SAB de CV, Series CPO	17,989,329	19,349,952
Coca-Cola Femsa SAB de CV	563,845	6,254,939
Corp. Inmobiliaria Vesta SAB de CV	979,929	3,387,676
El Puerto de Liverpool SAB de CV, Series C1	306,693	1,830,780
Fibra Uno Administracion SA de CV	3,218,181	5,538,163
Fomento Economico Mexicano SAB de CV	2,070,704	24,941,869
GCC SAB de CV	206,616	2,350,297
Gentera SAB de CV	1,343,405	3,218,152
Gruma SAB de CV, B Shares	160,885	2,335,184
Grupo Aeroportuario del Centro Norte SAB de CV	340,995	4,215,438
Grupo Aeroportuario del Pacifico SAB de CV, B Shares *	481,873	9,908,616
Grupo Aeroportuario del Sureste SAB de CV, B Shares	191,132	4,893,270
Grupo Bimbo SAB de CV, Series A	1,457,352	5,062,971
Grupo Carso SAB de CV, Series A1	650,444	5,332,848
Grupo Comercial Chedraui SA de CV	357,440	1,863,402
Grupo Financiero Banorte SAB de CV, O Shares	3,469,933	39,210,377
SECURITY	NUMBER OF SHARES	VALUE ($)
Grupo Financiero Inbursa SAB de CV, O Shares	2,123,439	5,510,633
Grupo Mexico SAB de CV, Series B	3,415,724	46,852,443
Industrias Penoles SAB de CV	222,616	11,813,739
Kimberly-Clark de Mexico SAB de CV, A Shares	1,832,054	4,294,061
Megacable Holdings SAB de CV, Series CPO	939,887	2,904,899
Orbia Advance Corp. SAB de CV *	1,188,445	1,482,085
Prologis Property Mexico SA de CV	1,329,524	6,017,744
Promotora y Operadora de Infraestructura SAB de CV	237,840	3,659,109
Qualitas Controladora SAB de CV	220,374	1,987,556
Regional SAB de CV	299,434	2,471,520
Sigma Foods SAB de CV, A Shares	2,743,022	3,005,248
Wal-Mart de Mexico SAB de CV	5,760,417	15,919,799
		285,579,788

Philippines 0.4%
Aboitiz Power Corp.	1,440,784	1,041,405
ACEN Corp.	10,205,337	468,815
Ayala Corp.	324,997	2,584,002
Ayala Land, Inc.	7,900,848	1,972,119
Bank of the Philippine Islands	2,173,901	3,491,790
BDO Unibank, Inc.	2,565,182	4,779,522
Converge Information & Communications Technology Solutions, Inc.	3,107,199	454,170
DMCI Holdings, Inc.	5,490,784	683,509
Globe Telecom, Inc.	34,258	896,929
GT Capital Holdings, Inc.	126,561	968,456
International Container Terminal Services, Inc.	1,293,305	18,384,531
JG Summit Holdings, Inc.	3,200,871	1,092,535
Jollibee Foods Corp.	486,864	1,173,025
LT Group, Inc.	4,162,489	1,016,261
Manila Electric Co.	297,368	2,197,154
Megaworld Corp.	14,447,752	508,221
Metropolitan Bank & Trust Co.	2,065,615	2,213,011
Monde Nissin Corp.	6,327,770	691,143
PLDT, Inc.	108,115	1,962,333
Puregold Price Club, Inc.	1,174,576	774,467
Semirara Mining & Power Corp.	1,621,317	447,924
SM Prime Holdings, Inc.	11,683,880	3,348,037
Universal Robina Corp.	1,105,715	1,082,493
		52,231,852

Qatar 0.6%
Al Rayan Bank	7,222,011	3,770,679
Barwa Real Estate Co.	2,758,169	1,749,896
Commercial Bank PSQC	4,159,392	4,797,980
Dukhan Bank	2,024,688	1,793,359
Estithmar Holding QPSC *	984,029	1,099,972
Ezdan Holding Group QSC *	1,544,135	348,607
Industries Qatar QSC	2,398,891	6,581,961
Mesaieed Petrochemical Holding Co.	6,304,439	1,885,618
Nebras Energy	720,794	2,694,317
Ooredoo QPSC	1,145,834	3,980,994
Qatar Aluminum Manufacturing Co.	2,687,245	1,082,721
Qatar Fuel QSC	712,697	2,358,692
Qatar Gas Transport Co. Ltd.	3,387,768	4,028,848
Qatar International Islamic Bank QSC	1,233,750	3,723,953
Qatar Islamic Bank QPSC	2,121,188	12,642,071
Qatar National Bank QPSC	5,329,867	24,446,245
See financial notes
70
Schwab International Equity ETFs | Annual Holdings and Financial Statements

Schwab Emerging Markets Equity ETF
Portfolio Holdings  as of August 31, 2026 (continued)

SECURITY	NUMBER OF SHARES	VALUE ($)
Vodafone Qatar PQSC	1,869,004	1,337,203
		78,323,116

Russia 0.0%
Gazprom PJSC *(b)(c)	127,160	0
Sberbank of Russia PJSC *(b)(c)	107,550	0
		0

Saudi Arabia 3.2%
ACWA Power Co.	269,050	13,751,317
Ades Holding Co.	406,276	1,985,608
Advanced Petrochemical Co. *	149,684	950,824
Al Rajhi Bank	3,572,316	64,175,335
Al Rajhi Co. for Co-operative Insurance *	114,922	1,694,170
Aldrees Petroleum & Transport Services Co.	59,248	1,860,475
Alinma Bank	1,826,007	12,508,629
Almarai Co. JSC	564,406	7,365,870
Arab National Bank	1,092,965	6,497,358
Arabian Centres Co.	306,944	1,326,009
Arabian Contracting Services Co. *	24,997	411,113
Arabian Drilling Co. *	32,312	816,707
Arabian Internet & Communications Services Co.	26,860	1,459,394
Astra Industrial Group Co.	47,206	1,711,164
Bank AlBilad	900,061	6,261,544
Bank Al-Jazira	757,274	2,420,308
Banque Saudi Fransi	1,448,697	8,453,884
Bupa Arabia for Cooperative Insurance Co.	89,745	3,721,647
Catrion Catering Holding Co.	52,758	1,001,876
Co. for Cooperative Insurance	91,974	3,343,752
Dallah Healthcare Co.	58,764	1,330,352
Dar Al Arkan Real Estate Development Co. *	660,778	3,667,665
Dr. Soliman Abdel Kader Fakeeh Hospital Co.	54,335	549,920
Dr. Sulaiman Al Habib Medical Services Group Co.	126,994	7,877,511
Electrical Industries Co.	657,035	2,721,167
Elm Co.	27,879	4,726,198
Etihad Etisalat Co.	448,306	7,987,980
flynas Co. SJSC *	63,729	838,495
Jabal Omar Development Co. *	662,523	3,236,209
Jamjoom Pharmaceuticals Factory Co.	29,629	1,080,331
Jarir Marketing Co.	731,055	3,345,103
Makkah Construction & Development Co.	116,803	2,580,517
Mobile Telecommunications Co. Saudi Arabia	518,837	1,424,708
Mouwasat Medical Services Co.	117,994	2,053,723
Nahdi Medical Co.	46,425	1,143,129
National Industrialization Co., Class C *	397,371	940,880
Power & Water Utility Co. for Jubail & Yanbu	89,452	1,067,344
Rabigh Refining & Petrochemical Co. *	469,883	2,111,257
Riyad Bank	2,355,400	13,111,346
Riyadh Cables Group Co.	85,058	2,392,299
SABIC Agri-Nutrients Co.	274,024	9,531,650
Sahara International Petrochemical Co.	427,276	1,503,307
SAL Saudi Logistics Services	51,010	2,233,539
Saudi Arabian Mining Co. *	1,660,828	29,238,995
SECURITY	NUMBER OF SHARES	VALUE ($)
Saudi Arabian Oil Co.	7,083,883	49,167,952
Saudi Aramco Base Oil Co.	49,233	1,806,932
Saudi Awwal Bank	1,181,776	10,733,117
Saudi Basic Industries Corp.	1,098,877	14,469,845
Saudi Energy Co.	938,406	4,366,365
Saudi Ground Services Co.	103,451	748,894
Saudi Industrial Investment Group	401,819	1,324,913
Saudi Investment Bank	810,395	3,166,381
Saudi Kayan Petrochemical Co. *	917,572	1,285,471
Saudi National Bank	3,497,884	40,339,418
Saudi Research & Media Group *	45,765	760,597
Saudi Tadawul Group Holding Co.	59,675	2,066,199
Saudi Telecom Co.	2,258,196	26,896,747
Saudia Dairy & Foodstuff Co.	20,786	1,127,159
Savola Group	174,422	1,204,128
Seera Group Holding *	200,474	1,163,460
Taiba Investments Co.	292,521	1,471,720
Umm Al Qura for Development & Construction Co. *	807,788	3,674,697
United Electronics Co.	55,081	957,235
Yanbu National Petrochemical Co.	327,118	2,960,494
		418,102,333

South Africa 3.9%
Absa Group Ltd.	929,546	13,192,463
African Rainbow Minerals Ltd.	177,152	1,980,485
Anglogold Ashanti PLC	603,483	67,357,984
Aspen Pharmacare Holdings Ltd.	446,736	4,383,946
Bid Corp. Ltd.	396,248	11,054,816
Bidvest Group Ltd.	412,608	5,980,197
Capitec Ltd.	104,808	30,216,049
Clicks Group Ltd.	278,367	3,425,402
Discovery Ltd.	647,235	10,362,613
DRDGOLD Ltd.	557,100	1,555,482
Exxaro Resources Ltd.	282,707	3,307,934
FirstRand Ltd.	6,299,427	37,211,887
Foschini Group Ltd.	387,061	1,225,162
Gold Fields Ltd.	1,072,975	49,255,401
Growthpoint Properties Ltd.	3,950,956	4,016,792
Harmony Gold Mining Co. Ltd.	658,854	12,801,565
Impala Platinum Holdings Ltd.	1,066,619	14,867,417
Investec Ltd.	257,047	2,215,252
Kumba Iron Ore Ltd.	56,416	836,489
Momentum Group Ltd.	1,345,701	3,352,740
Mr. Price Group Ltd.	296,517	3,001,345
MTN Group Ltd.	2,044,954	23,959,551
Naspers Ltd., Class N	926,702	45,277,486
Nedbank Group Ltd. (a)	537,641	9,815,801
NEPI Rockcastle NV *	798,010	7,519,930
Northam Platinum Holdings Ltd.	421,568	7,612,225
Old Mutual Ltd.	5,330,626	4,309,125
OUTsurance Group Ltd.	1,023,842	5,550,423
Pepkor Holdings Ltd.	4,157,033	5,079,295
Reinet Investments SCA	178,831	4,824,419
Remgro Ltd.	598,314	7,198,892
Sanlam Ltd.	1,953,169	10,492,811
Santam Ltd.	46,489	1,195,972
Sasol Ltd. *	755,944	9,138,135
Shoprite Holdings Ltd.	552,419	10,555,795
Sibanye Stillwater Ltd.	3,360,250	9,934,185
Standard Bank Group Ltd.	1,579,934	31,122,287
Tiger Brands Ltd.	197,783	3,294,503
Valterra Platinum Ltd.	316,120	26,981,863
Vodacom Group Ltd.	559,786	5,185,530
Woolworths Holdings Ltd.	1,042,432	2,786,505
		513,436,154

See financial notes
Schwab International Equity ETFs | Annual Holdings and Financial Statements
71

Schwab Emerging Markets Equity ETF
Portfolio Holdings  as of August 31, 2026 (continued)

SECURITY	NUMBER OF SHARES	VALUE ($)
Taiwan 32.7%
Accton Technology Corp.	594,000	38,105,731
Acer, Inc.	3,105,086	3,083,356
Advanced Energy Solution Holding Co. Ltd.	37,000	1,312,181
Advantech Co. Ltd. *	551,911	11,778,694
Airtac International Group	168,920	7,588,141
Alchip Technologies Ltd.	94,000	12,075,216
ASE Technology Holding Co. Ltd.	3,999,120	73,623,545
Asia Cement Corp.	2,648,061	2,884,134
Asia Vital Components Co. Ltd.	384,000	41,460,185
ASMedia Technology, Inc.	54,445	2,445,751
ASPEED Technology, Inc.	40,380	20,449,678
Asustek Computer, Inc.	800,621	25,213,428
AUO Corp.	7,239,224	6,081,751
Bizlink Holding, Inc.	213,000	14,570,645
Caliway Biopharmaceuticals Co. Ltd., Class C *	1,172,000	3,502,478
Capital Securities Corp.	2,283,086	2,231,122
Catcher Technology Co. Ltd.	515,224	3,386,426
Cathay Financial Holding Co. Ltd.	11,290,905	39,330,591
Chailease Holding Co. Ltd.	1,710,545	6,308,989
Chang Hwa Commercial Bank Ltd.	9,268,084	7,347,970
Cheng Shin Rubber Industry Co. Ltd.	2,409,277	2,346,846
Chicony Electronics Co. Ltd.	719,984	2,417,196
China Airlines Ltd.	3,141,872	2,005,640
China Steel Corp.	12,686,956	7,578,898
Chroma ATE, Inc.	444,000	27,433,327
Chunghwa Telecom Co. Ltd.	4,556,310	19,534,019
Compal Electronics, Inc.	4,780,535	6,080,783
CTBC Financial Holding Co. Ltd.	21,064,792	42,963,623
Delta Electronics, Inc.	2,317,148	134,403,642
E Ink Holdings, Inc.	922,000	4,548,673
E.Sun Financial Holding Co. Ltd.	19,280,215	24,159,528
Eclat Textile Co. Ltd.	222,510	2,167,442
Elite Material Co. Ltd.	349,000	60,345,029
eMemory Technology, Inc.	80,000	6,052,582
Eternal Materials Co. Ltd.	1,216,001	3,162,477
Eva Airways Corp.	3,199,374	4,235,978
Evergreen Marine Corp. Taiwan Ltd.	1,298,088	9,554,995
Far Eastern International Bank	3,585,919	1,526,067
Far Eastern New Century Corp.	3,570,799	3,191,229
Far EasTone Telecommunications Co. Ltd. *	2,067,509	6,582,763
Feng TAY Enterprise Co. Ltd.	480,694	1,025,881
First Financial Holding Co. Ltd.	13,331,540	14,835,236
Formosa Chemicals & Fibre Corp.	4,085,008	8,795,349
Formosa Petrochemical Corp.	1,392,660	3,226,799
Formosa Plastics Corp.	4,899,560	10,224,793
Formosa Sumco Technology Corp.	66,000	788,538
Fortune Electric Co. Ltd.	182,710	4,198,840
Foxconn Technology Co. Ltd.	1,108,355	2,260,594
Fubon Financial Holding Co. Ltd.	10,003,344	45,409,543
Genius Electronic Optical Co. Ltd.	95,000	3,009,741
Giant Manufacturing Co. Ltd.	382,096	1,228,604
Gigabyte Technology Co. Ltd.	629,000	7,098,607
Global Unichip Corp.	96,000	18,460,374
Globalwafers Co. Ltd.	301,451	8,666,645
Gold Circuit Electronics Ltd.	412,000	15,130,824
Hiwin Technologies Corp.	352,445	3,888,650
Hon Hai Precision Industry Co. Ltd.	14,618,092	115,204,684
Hotai Motor Co. Ltd.	335,600	5,427,237
HTC Corp.	847,778	1,074,355
Hua Nan Financial Holdings Co. Ltd., Class C	11,216,302	14,620,582
Innolux Corp.	8,713,381	13,692,770
SECURITY	NUMBER OF SHARES	VALUE ($)
International Games System Co. Ltd., Class C	282,000	6,489,503
Inventec Corp.	2,889,043	6,074,622
Jentech Precision Industrial Co. Ltd.	104,000	19,638,106
KGI Financial Holding Co. Ltd.	18,726,334	19,982,549
King Slide Works Co. Ltd.	65,000	29,055,545
King Yuan Electronics Co. Ltd.	1,346,100	10,905,608
Largan Precision Co. Ltd.	111,456	26,878,457
Lite-On Technology Corp., ADR	2,311,866	22,228,079
Lotes Co. Ltd.	98,000	5,220,982
MediaTek, Inc.	1,761,713	217,978,801
Mega Financial Holding Co. Ltd.	14,143,508	21,646,407
Micro-Star International Co. Ltd.	753,095	3,679,772
momo.com, Inc.	113,974	887,446
MPI Corp.	103,000	16,656,894
Nan Ya Plastics Corp.	5,890,816	45,032,560
Nan Ya Printed Circuit Board Corp.	258,000	10,003,783
Nanya Technology Corp.	1,358,000	23,245,508
Nien Made Enterprise Co. Ltd.	184,752	2,178,212
Novatek Microelectronics Corp.	679,608	11,568,890
Parade Technologies Ltd.	88,100	1,605,252
Pegatron Corp.	2,311,657	6,638,672
PharmaEssentia Corp.	377,394	16,596,199
Phison Electronics Corp.	214,000	14,605,321
Pou Chen Corp.	3,112,792	2,438,462
Powerchip Semiconductor Manufacturing Corp.	3,890,000	8,951,832
Powertech Technology, Inc.	832,000	7,265,116
President Chain Store Corp.	608,400	4,152,279
Quanta Computer, Inc.	3,155,057	33,667,070
Realtek Semiconductor Corp.	586,336	13,326,658
Ruentex Development Co. Ltd. *	1,835,350	1,608,434
Shanghai Commercial & Savings Bank Ltd.	5,038,892	6,814,465
Shihlin Electric & Engineering Corp.	290,000	1,828,384
Silergy Corp.	386,000	5,019,387
Sino-American Silicon Products, Inc.	647,000	3,630,477
SinoPac Financial Holdings Co. Ltd.	15,810,668	20,484,788
Synnex Technology International Corp.	1,455,956	3,993,070
Taiwan Business Bank	10,081,492	5,386,838
Taiwan Cooperative Financial Holding Co. Ltd.	12,940,108	10,422,412
Taiwan Fertilizer Co. Ltd.	907,508	1,274,493
Taiwan Glass Industry Corp. *	1,199,311	2,298,661
Taiwan High Speed Rail Corp.	1,866,000	1,529,412
Taiwan Mobile Co. Ltd. *	1,668,524	6,101,405
Taiwan Secom Co. Ltd.	406,350	1,357,831
Taiwan Semiconductor Manufacturing Co. Ltd.	29,125,500	2,208,146,633
Tatung Co. Ltd. *	1,279,550	1,131,435
TCC Group Holdings Co. Ltd. *	7,697,872	5,921,067
Teco Electric & Machinery Co. Ltd.	1,435,000	3,279,664
Transcend Information, Inc.	233,000	2,163,120
Tripod Technology Corp.	513,000	8,029,270
TS Financial Holding Co. Ltd.	28,026,929	34,059,584
U-Ming Marine Transport Corp.	572,000	1,372,209
Unimicron Technology Corp.	1,584,947	49,913,689
Uni-President Enterprises Corp.	5,766,676	13,852,239
United Integrated Services Co. Ltd.	195,000	6,515,983
United Microelectronics Corp.	13,945,850	56,711,892
Vanguard International Semiconductor Corp.	1,411,580	6,741,516
Voltronic Power Technology Corp. *	77,000	2,512,294
Walsin Lihwa Corp.	3,457,521	4,272,581
Walsin Technology Corp.	333,000	3,096,747
Wan Hai Lines Ltd.	1,354,910	4,869,168
Win Semiconductors Corp.	410,000	5,783,841
See financial notes
72
Schwab International Equity ETFs | Annual Holdings and Financial Statements

Schwab Emerging Markets Equity ETF
Portfolio Holdings  as of August 31, 2026 (continued)

SECURITY	NUMBER OF SHARES	VALUE ($)
Winbond Electronics Corp.	3,699,703	21,284,780
Wistron Corp.	3,595,080	20,172,884
Wiwynn Corp.	123,000	27,510,403
WPG Holdings Ltd.	1,788,000	5,613,921
WT Microelectronics Co. Ltd.	939,000	5,801,778
Yageo Corp.	1,871,764	32,157,852
Yang Ming Marine Transport Corp.	2,144,000	4,021,436
Yuanta Financial Holding Co. Ltd.	13,563,453	27,963,238
Yulon Motor Co. Ltd.	845,408	792,853
Zhen Ding Technology Holding Ltd.	903,000	14,233,024
		4,249,613,138

Thailand 1.5%
Advanced Info Service PCL NVDR	1,063,100	11,381,197
Airports of Thailand PCL NVDR	4,627,100	8,860,701
Asset World Corp. PCL NVDR	17,080,700	1,586,507
Bangkok Bank PCL NVDR	802,200	4,620,633
Bangkok Dusit Medical Services PCL NVDR	11,747,800	6,943,814
Bangkok Expressway & Metro PCL NVDR	10,913,690	2,270,943
Banpu PCL NVDR *	2,058,924	900,314
Berli Jucker PCL NVDR	2,270,050	1,061,091
BTS Group Holdings PCL NVDR *	16,558,200	1,038,633
Bumrungrad Hospital PCL NVDR	593,300	3,426,325
Carabao Group PCL NVDR	696,100	1,144,073
Central Pattana PCL NVDR	3,024,700	6,134,230
Central Retail Corp. PCL NVDR	2,267,300	1,982,862
Charoen Pokphand Foods PCL NVDR	5,080,900	3,616,081
CP ALL PCL NVDR	6,435,900	8,976,489
CP Axtra PCL NVDR	632,810	282,436
Delta Electronics Thailand PCL NVDR	3,450,710	25,911,544
Digital Telecommunications Infrastructure Fund, Class F	8,253,300	2,538,711
Electricity Generating PCL NVDR	387,200	1,553,004
Global Power Synergy PCL NVDR	1,159,268	1,852,871
Gulf Development PCL NVDR	4,949,156	9,440,112
Home Product Center PCL NVDR	7,789,719	1,515,190
Indorama Ventures PCL NVDR	1,014,300	746,349
Kasikornbank PCL NVDR	2,023,969	15,137,042
Krung Thai Bank PCL NVDR	6,297,100	8,213,196
Krungthai Card PCL NVDR	1,975,300	2,218,936
Land & Houses PCL NVDR	3,015,800	332,866
Minor International PCL NVDR	3,538,380	2,368,879
Muangthai Capital PCL NVDR	363,515	342,577
Osotspa PCL NVDR	255,063	123,839
PTT Exploration & Production PCL NVDR	1,338,404	5,993,757
PTT Global Chemical PCL NVDR	2,902,714	3,895,379
PTT Oil & Retail Business PCL NVDR	4,722,900	1,780,345
PTT PCL NVDR	14,987,300	18,417,747
Ratch Group PCL NVDR	1,458,550	1,693,431
SCB X PCL NVDR	1,862,700	8,482,138
SCG Packaging PCL NVDR	545,700	497,811
Siam Cement PCL NVDR	874,700	6,884,702
Thai Life Insurance PCL NVDR	3,458,000	1,167,961
Thai Oil PCL NVDR	1,137,326	2,195,080
Thai Union Group PCL NVDR	1,168,400	443,964
TMBThanachart Bank PCL NVDR	52,516,318	4,719,500
True Corp. PCL NVDR	12,060,970	4,764,738
		197,457,998

Turkey 1.0%
AG Anadolu Grubu Holding AS	1,370,744	909,052
Ahlatci Dogal Gaz Dagitim Enerji VE Yatirim AS	955,863	752,373
SECURITY	NUMBER OF SHARES	VALUE ($)
Akbank TAS	3,678,115	5,476,896
Akcansa Cimento AS	76,698	383,711
Akfen Yenilenebilir Enerji AS, Class A *	478,850	224,875
Aksa Akrilik Kimya Sanayii AS	1,848,512	412,592
Aksa Enerji Uretim AS *	277,098	455,970
Alarko Holding AS	174,945	392,656
Anadolu Anonim Turk Sigorta Sirketi	896,621	505,429
Anadolu Efes Biracilik Ve Malt Sanayii AS	2,238,334	827,565
Anadolu Hayat Emeklilik AS	80,914	174,565
Arcelik AS *	310,943	584,159
Aselsan Elektronik Sanayi Ve Ticaret AS	1,426,057	11,415,313
Astor Transformator Enerji Turizm Insaat Ve Petrol Sanayi Ticaret AS *	516,097	3,484,161
Aygaz AS	71,227	494,506
Baticim Bati Anadolu Sanayi ve Ticaret Anonim Sirketi *	3,103,920	263,097
BIM Birlesik Magazalar AS	1,030,497	8,660,042
Borusan Birlesik Boru Fabrikalari Sanayi ve Ticaret AS *	25,998	390,087
Borusan Yatirim ve Pazarlama AS	11,701	407,152
Cimsa Cimento Sanayi VE Ticaret AS	502,284	465,098
Coca-Cola Icecek AS	896,491	1,397,160
CVK Maden Isletmeleri Sanayi VE Ticaret AS *	1,155,332	401,295
CW Enerji Muhendislik Ticaret VE Sanayi AS *	224,530	174,497
DAP Gayrimenkul Gelistirme AS, Class A *	946,659	159,110
Destek Finans Faktoring AS *	105,300	4,541,328
Dogan Sirketler Grubu Holding AS	922,125	422,724
Dogus Otomotiv Servis ve Ticaret AS	112,686	382,531
Efor Yatirim Sanayi Ticaret AS *	562,920	210,225
EGE Endustri VE Ticaret AS *	1,579	166,074
EIS Eczacibasi Ilac ve Sinai ve Finansal Yatirimlar Sanayi ve Ticaret AS	223,229	359,694
Emlak Konut Gayrimenkul Yatirim Ortakligi AS	2,446,604	1,014,089
Enerjisa Enerji AS	276,531	630,977
Enerya Enerji AS	3,183,625	651,870
Enka Insaat ve Sanayi AS	1,199,676	2,172,991
Eregli Demir ve Celik Fabrikalari TAS	4,212,834	3,385,826
Europower Enerji VE Otomasyon Teknolojileri Sanayi Ticaret AS *	320,806	682,138
Ford Otomotiv Sanayi AS	789,925	1,259,728
GEN Ilac VE Saglik Urunleri Sanayi VE Ticaret AS	2,102,259	497,548
Girsim Elektrik Sanayi Taahut Ve Ticaret AS *	162,163	309,524
Grainturk Tarim AS	38,910	177,486
Gubre Fabrikalari TAS *	108,070	1,078,970
Gulermak Agir Sanayi Insaat ve Taahhut AS *	103,552	363,971
Haci Omer Sabanci Holding AS	1,572,531	3,037,369
Hektas Ticaret TAS *	4,131,568	233,754
Investco Holding AS *	35,681	581,961
Is Gayrimenkul Yatirim Ortakligi AS	589,026	321,050
Is Yatirim Menkul Degerler AS, Class A	686,413	472,572
Isiklar Enerji ve Yapi Holding AS *	556,527	2,394,396
Iskenderun Demir ve Celik AS	176,147	194,574
Kardemir Karabuk Demir Celik Sanayi ve Ticaret AS, Class D *	1,067,636	1,048,336
Katilimevim Tasarruf Finansman AS	2,662,575	3,465,325
Kiler Holding AS *	816,720	1,114,580
KOC Holding AS	1,293,623	5,761,381
See financial notes
Schwab International Equity ETFs | Annual Holdings and Financial Statements
73

Schwab Emerging Markets Equity ETF
Portfolio Holdings  as of August 31, 2026 (continued)

SECURITY	NUMBER OF SHARES	VALUE ($)
Kocaer Celik Sanayi Ve Ticaret AS	323,218	106,506
Konya Cimento Sanayii AS *	1,163	93,518
Kuyumcukent Gayrimenkul Yatirimlari AS *	386,131	524,153
LDR Turizm AS	199,195	134,332
Lydia Holding AS *	148,430	455,267
Lydia Yesil Enerji Kaynaklari Anonimsirketi *	537	133,659
Margun Enerji Uretim Sanayi VE Ticaret AS *	728,444	524,757
Mavi Giyim Sanayi Ve Ticaret AS, Class B	650,370	497,089
MIA Teknoloji AS *	226,817	132,840
Migros Ticaret AS	109,152	1,206,837
MLP Saglik Hizmetleri AS *	93,776	818,194
Nuh Cimento Sanayi AS	74,425	333,316
Odine Solutions Teknoloji Ticaret VE Sanayi AS *	33,711	1,406,364
Otokar Otomotiv Ve Savunma Sanayi AS *	47,904	315,457
Oyak Cimento Fabrikalari AS	1,286,400	599,314
Pasifik Eurasia Lojistik Dis Ticaret AS *	377,256	1,885,801
Pegasus Hava Tasimaciligi AS *	294,994	898,696
Peker Gayrimenkul Yatirim Ortakligi AS *	4,147,353	1,353,736
Petkim Petrokimya Holding AS *	1,689,246	702,273
Politeknik Metal Sanayi ve Ticaret AS *	633	54,967
Ral Yatirim Holding AS *	177,066	995,376
Reysas Gayrimenkul Yatirim Ortakligi AS *	412,692	434,482
Reysas Tasimacilik ve Lojistik Ticaret AS *	1,557,738	929,757
Sasa Polyester Sanayi AS *	17,308,518	842,966
Selcuk Ecza Deposu Ticaret ve Sanayi AS	197,461	1,364,770
Sok Marketler Ticaret AS *	344,947	396,045
TAB Gida Sanayi Ve Ticaret AS, Class A	30,194	147,553
TAV Havalimanlari Holding AS	220,074	1,208,640
Tekfen Holding AS	148,902	645,881
Tera Yatirim Menkul Degerler AS *	225,820	877,498
Tera Yatirim Teknoloji Holding AS *	1,853,722	1,383,023
Tofas Turk Otomobil Fabrikasi AS	164,963	927,339
Trust Anadolu Metal Madencilik Isletmeleri AS *	249,482	748,153
Turk Altin Isletmeleri AS *	1,240,053	1,359,497
Turk Hava Yollari AO	661,572	4,144,058
Turk Telekomunikasyon AS *	679,290	719,380
Turk Traktor ve Ziraat Makineleri AS *	58,002	513,880
Turkcell Iletisim Hizmetleri AS	1,436,332	2,829,368
Turkiye Garanti Bankasi AS	712,160	1,931,967
Turkiye Halk Bankasi AS *	826,169	722,201
Turkiye Is Bankasi AS, Class C	9,582,976	2,510,325
Turkiye Petrol Rafinerileri AS	1,150,221	9,541,026
Turkiye Sigorta AS	3,622,595	448,205
Turkiye Sinai Kalkinma Bankasi AS	1,662,089	376,493
Turkiye Sise ve Cam Fabrikalari AS	1,726,531	1,417,657
Turkiye Vakiflar Bankasi TAO, Class D *	770,186	506,623
Ufuk Yatirim Yonetim ve Gayrimenkul AS *	23,441	786,026
Ulker Biskuvi Sanayi AS	189,780	353,781
Yapi ve Kredi Bankasi AS *	3,973,205	3,007,144
Ziraat Gayrimenkul Yatirim Ortakligi AS	1,204,047	487,086
Zorlu Enerji Elektrik Uretim AS *	6,266,321	301,289
		130,778,918

SECURITY	NUMBER OF SHARES	VALUE ($)
United Arab Emirates 1.6%
Abu Dhabi Commercial Bank PJSC	3,748,906	15,453,303
Abu Dhabi Islamic Bank PJSC	1,769,147	11,030,375
Abu Dhabi National Oil Co. for Distribution PJSC	3,080,425	3,354,761
Abu Dhabi Ports Co. PJSC *	1,050,761	1,736,535
ADNOC Drilling Co. PJSC	2,836,072	4,478,537
Adnoc Gas PLC	8,283,668	7,329,881
ADNOC Logistics & Services	1,991,349	3,740,997
Agility Global PLC	6,921,158	3,165,767
Air Arabia PJSC	2,596,645	3,513,661
Aldar Properties PJSC	4,542,150	9,497,594
Americana Restaurants International PLC - Foreign Co.	3,614,168	2,391,143
Apex Investment Co. PSC *	1,170,341	1,131,180
Borouge PLC	3,720,696	2,370,451
Dubai Electricity & Water Authority PJSC	10,752,642	7,904,417
Dubai Financial Market PJSC	2,843,456	1,068,357
Dubai Investments PJSC	2,797,215	2,802,622
Dubai Islamic Bank PJSC	3,592,020	7,041,451
Emaar Development PJSC	1,063,318	3,694,067
Emaar Properties PJSC	7,550,780	22,202,735
Emirates Central Cooling Systems Corp.	3,159,941	1,350,733
Emirates NBD Bank PJSC	2,191,164	18,064,321
Emirates Telecommunications Group Co. PJSC	4,165,586	24,270,615
Fertiglobe PLC	1,518,490	1,074,920
First Abu Dhabi Bank PJSC	5,310,750	28,571,543
Lulu Retail Holdings PLC	3,209,517	834,515
Modon Holding PSC *	3,142,842	2,421,586
NMDC Group PJSC	239,843	1,555,463
Parkin Co. PJSC	803,393	1,251,166
Phoenix Group PLC *	2,988,112	467,795
Presight AI Holding PLC *	719,650	723,000
Salik Co. PJSC	2,058,353	3,026,248
Space42 PLC *	1,330,458	670,137
Talabat Holding PLC	6,136,285	2,004,830
Two Point Zero Group PJSC *	12,354,302	6,996,365
		207,191,071
Total Common Stocks (Cost $6,924,270,973)		12,770,416,340

PREFERRED STOCKS 1.4% OF NET ASSETS

Brazil 1.2%
Axia Energia SA, Class C *	428,539	4,395,569
Banco Bradesco SA	6,362,883	21,112,175
Cia Energetica de Minas Gerais	1,851,061	3,823,030
Gerdau SA	1,482,095	6,791,410
Isa Energia Brasil SA	371,404	1,909,066
Itau Unibanco Holding SA	6,506,173	49,630,164
Itausa SA	6,973,876	17,633,913
Localiza Rent a Car SA	40,770	271,181
Metalurgica Gerdau SA	956,334	1,917,910
Petroleo Brasileiro SA - Petrobras	5,415,739	47,061,568
		154,545,986

See financial notes
74
Schwab International Equity ETFs | Annual Holdings and Financial Statements

Schwab Emerging Markets Equity ETF
Portfolio Holdings  as of August 31, 2026 (continued)

SECURITY	NUMBER OF SHARES	VALUE ($)
Chile 0.1%
Embotelladora Andina SA, B Shares	489,277	2,373,948
Sociedad Quimica y Minera de Chile SA, B Shares	168,693	13,731,844
		16,105,792

Colombia 0.1%
Grupo Cibest SA	527,333	12,017,185
Grupo de Inversiones Suramericana SA	160,367	2,430,384
		14,447,569
Total Preferred Stocks (Cost $118,877,423)		185,099,347

RIGHTS 0.0% OF NET ASSETS

Kuwait 0.0%
Burgan Bank SAK
expires 09/14/26 *	132,475	3,130
Total Rights (Cost $0)		3,130

SHORT-TERM INVESTMENTS 1.5% OF NET ASSETS

Money Market Funds 1.5%
State Street Institutional U.S. Government Money Market Fund, Premier Class 3.62% (d)	124,006,202	124,006,202
State Street Institutional U.S. Government Money Market Fund, Premier Class 3.62% (d)(e)	68,855,871	68,855,871
		192,862,073
Total Short-Term Investments (Cost $192,862,073)		192,862,073
Total Investments in Securities (Cost $7,236,010,469)		13,148,380,890

	NUMBER OF CONTRACTS	NOTIONAL AMOUNT ($)	CURRENT VALUE/ UNREALIZED APPRECIATION ($)
FUTURES CONTRACTS
Long
MSCI Emerging Markets Index, expires 09/18/26	518	44,317,490	1,056,811

*	Non-income producing security.
(a)	All or a portion of this security is on loan.
(b)	Fair valued using significant unobservable inputs.
(c)
Trading in Russian securities listed on the Moscow Exchange, Russian ADRs, and Russian GDRs are subject to trade restrictions; and therefore, the ability of the fund to buy these securities is currently not permitted, and the ability of the fund to sell these securities is uncertain.

(d)	The rate shown is the annualized 7-day yield.
(e)	Security purchased with cash collateral received for securities on loan. Securities on loan were valued at $63,367,521.

ADR —	American Depositary Receipt
GDR —	Global Depositary Receipt
NVDR —	Non-Voting Depositary Receipt
REIT —	Real Estate Investment Trust

% OF NET ASSETS
SECTOR WEIGHTINGS (a)
Information Technology	32.3%
Financials	21.4%
Consumer Discretionary	9.6%
Materials	7.6%
Communication Services	6.9%
Industrials	6.5%
Energy	4.1%
Consumer Staples	3.4%
Health Care	3.4%
Utilities	2.8%
Real Estate	1.6%
Short-Term Investments	1.5%
Total	101.1%

(a)	Excludes derivatives.
See financial notes
Schwab International Equity ETFs | Annual Holdings and Financial Statements
75

Schwab Emerging Markets Equity ETF
Portfolio Holdings  as of August 31, 2026 (continued)

The following is a summary of the inputs used to value the fund’s investments as of August 31, 2026:
DESCRIPTION	QUOTED PRICES IN ACTIVE MARKETS FOR IDENTICAL ASSETS (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Assets
Common Stocks[1]	$7,094,510,321	$—	$—	$7,094,510,321
China	3,524,267,293	—	350,853	3,524,618,146
Greece	118,873,155	—	0 *	118,873,155
Hong Kong	—	—	0 *	0
India	2,032,172,650	—	242,068	2,032,414,718
Russia	—	—	0 *	0
Preferred Stocks[1]	185,099,347	—	—	185,099,347
Rights[1]	3,130	—	—	3,130
Short-Term Investments[1]	192,862,073	—	—	192,862,073
Futures Contracts[2]	1,056,811	—	—	1,056,811
Total	$13,148,844,780	$—	$592,921	$13,149,437,701

*	Level 3 amount shown includes securities determined to have no value.
[1]	As categorized in the Portfolio Holdings.
[2]	Futures contracts are reported at cumulative unrealized appreciation or depreciation.
See financial notes
76
Schwab International Equity ETFs | Annual Holdings and Financial Statements

Schwab Emerging Markets Equity ETF
Statement of Assets and Liabilities

As of August 31, 2026
Assets
Investments in securities, at value - unaffiliated issuers (cost $7,236,010,469) including securities on loan of $63,367,521		$13,148,380,890
Foreign currency, at value (cost $22,791,041)		22,859,504
Deposit with broker for futures contracts		5,499,468
Receivables:
Dividends		15,873,082
Income from securities on loan		456,087
Foreign tax reclaims	+	19,611
Total assets		13,193,088,642

Liabilities
Collateral held for securities on loan		68,855,871
Payables:
Foreign capital gains tax		120,955,598
Management fees		611,415
Variation margin on futures contracts		93,240
Investments bought	+	210
Total liabilities		190,516,334
Net assets		$13,002,572,308

Net Assets by Source
Capital received from investors		$9,276,037,151
Total distributable earnings	+	3,726,535,157
Net assets		$13,002,572,308

Net Asset Value (NAV)
Net Assets	÷	Shares Outstanding	=	NAV
$13,002,572,308		350,600,000		$37.09

See financial notes
Schwab International Equity ETFs | Annual Holdings and Financial Statements
77

Schwab Emerging Markets Equity ETF
Statement of Operations

For the period September 1, 2025 through August 31, 2026
Investment Income
Dividends received from securities - unaffiliated issuers (net of foreign withholding tax of $35,688,612)		$267,113,130
Other Interest		90,173
Securities on loan, net	+	2,577,222
Total investment income		269,780,525

Expenses
Management fees		8,082,708
Total expenses	–	8,082,708
Net investment income		261,697,817

REALIZED AND UNREALIZED GAINS (LOSSES)
Net realized losses on sales of securities - unaffiliated issuers (net of foreign capital gains tax paid of $4,864,423)		(61,106,906)
Net realized gains on sales of in-kind redemptions - unaffiliated issuers		8,282,794
Net realized gains on futures contracts		8,461,822
Net realized losses on foreign currency transactions	+	(737,736)
Net realized losses		(45,100,026)
Net change in unrealized appreciation (depreciation) on securities - unaffiliated issuers (net of change in foreign capital gains tax liability of $18,625,339)		2,151,050,245
Net change in unrealized appreciation (depreciation) on futures contracts		741,711
Net change in unrealized appreciation (depreciation) on foreign currency translations	+	22,754
Net change in unrealized appreciation (depreciation)		2,151,814,710
Net realized and unrealized gains		2,106,714,684
Increase in net assets resulting from operations		$2,368,412,501
See financial notes
78
Schwab International Equity ETFs | Annual Holdings and Financial Statements

Schwab Emerging Markets Equity ETF
Statement of Changes in Net Assets

For the current and prior report periods
OPERATIONS
	9/1/25-8/31/26		9/1/24-8/31/25
Net investment income		$261,697,817	$247,566,229
Net realized losses		(45,100,026)	(67,971,526)
Net change in unrealized appreciation (depreciation)	+	2,151,814,710	1,443,965,608
Increase in net assets resulting from operations		$2,368,412,501	$1,623,560,311

DISTRIBUTIONS TO SHAREHOLDERS
Total distributions		($325,464,250 )	($270,250,180 )

TRANSACTIONS IN FUND SHARES
	9/1/25-8/31/26			9/1/24-8/31/25
		SHARES	VALUE	SHARES	VALUE
Shares sold		11,700,000	$390,204,526	7,200,000	$198,708,530
Shares redeemed	+	(2,100,000)	(71,896,225)	—	—
Net transactions in fund shares		9,600,000	$318,308,301	7,200,000	$198,708,530

SHARES OUTSTANDING AND NET ASSETS
	9/1/25-8/31/26			9/1/24-8/31/25
		SHARES	NET ASSETS	SHARES	NET ASSETS
Beginning of period		341,000,000	$10,641,315,756	333,800,000	$9,089,297,095
Total increase	+	9,600,000	2,361,256,552	7,200,000	1,552,018,661
End of period		350,600,000	$13,002,572,308	341,000,000	$10,641,315,756
See financial notes
Schwab International Equity ETFs | Annual Holdings and Financial Statements
79

Schwab International Equity ETFs
Financial Notes

1. Business Structure of the Funds:
Each of the funds in this report is a series of Schwab Strategic Trust (the trust), a no-load, open-end management investment company. The trust is organized as a Delaware statutory trust and is registered under the Investment Company Act of 1940, as amended (the 1940 Act).
The funds issue and redeem shares at their net asset value per share only in large blocks of shares (Creation Units). These transactions are usually in exchange for a basket of securities and/or an amount of cash. As a practical matter, only institutional investors who have entered into an authorized participant agreement purchase or redeem Creation Units. Except when aggregated in Creation Units, shares of the funds are not redeemable securities.
Individual shares of the funds trade on national securities exchanges and elsewhere during the trading day and can only be bought and sold at market prices throughout the trading day through a broker-dealer. Because fund shares trade at market prices rather than net asset value, shares may trade at a price greater than net asset value (premium) or less than net asset value (discount). A chart showing the frequency at which each fund’s daily closing market price was at a discount or premium to each fund’s net asset value can be found at www.schwabassetmanagement.com.
Each fund maintains its own account for purposes of holding assets and accounting, and is considered a separate entity for tax purposes. Within its account, each fund may also keep certain assets in segregated accounts, as required by securities law. The "Schwab Funds Complex" includes The Charles Schwab Family of Funds, Schwab Capital Trust, Schwab Investments, Schwab Annuity Portfolios, Schwab Strategic Trust and Laudus Trust.
Investment Objectives
The Schwab International Dividend Equity ETF’s goal is to track as closely as possible, before fees and expenses, the total return of an index composed of high dividend yielding stocks issued by companies outside the United States.
The Schwab International Equity ETF’s goal is to track as closely as possible, before fees and expenses, the total return of the FTSE Developed ex US Index.
The Schwab International Small-Cap Equity ETF’s goal is to track as closely as possible, before fees and expenses, the total return of the FTSE Developed Small Cap ex US Liquid Index.
The Schwab Emerging Markets Equity ETF’s goal is to track as closely as possible, before fees and expenses, the total return of the FTSE Emerging Index.

2. Significant Accounting Policies:
The following is a summary of the significant accounting policies the funds use in their preparation of financial statements. The funds follow the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standard Codification (ASC) Topic 946 Financial Services — Investment Companies. The accounting policies are in conformity with accounting principles generally accepted in the United States of America (GAAP).
During this reporting period, the funds adopted FASB Accounting Standards Update 2023-09, Income Taxes (Topic 740): Improvements to Income Tax Disclosures (ASU 2023-09), which enhances income tax disclosures, including disclosure of income taxes paid disaggregated by jurisdiction. The adoption of ASU 2023-09 did not result in any material changes to each fund’s financial statement presentation or disclosure.
The funds may invest in mutual funds and exchange-traded funds, which are referred to as "underlying funds." For more information about the underlying funds’ operations and policies, please refer to those funds’ semiannual and annual reports and holdings and financial statements, which are filed in Form N-CSR with the U.S. Securities and Exchange Commission (SEC) and available on the SEC’s website at www.sec.gov.
(a) Security Valuation:
Pursuant to Rule 2a-5 under the 1940 Act, the Board of Trustees has designated authority to a Valuation Designee, the funds’ investment adviser, to make fair valuation determinations under adopted procedures, subject to Board of Trustees oversight. The investment adviser has formed a Pricing Committee to administer the pricing and valuation of portfolio securities and other assets and liabilities as well as to ensure that prices used for internal purposes or provided by third parties reasonably reflect fair value. The Valuation Designee may utilize independent pricing services, quotations from securities and financial instrument dealers and other market sources to determine fair value.
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Financial Notes (continued)

2. Significant Accounting Policies (continued):
Securities held in each fund’s portfolio are valued every business day. The following valuation policies and procedures are used by the Valuation Designee to value various types of securities:
● Securities traded on an exchange or over-the-counter: Traded securities are valued at the closing value for the day, or, on days when no closing value has been reported, at the mean of the most recent bid and ask quotes. Securities that are primarily traded on foreign exchanges are valued at the official closing price or the last sales price on the exchange where the securities are principally traded with these values then translated into U.S. dollars at the current exchange rate, unless these securities are fair valued as discussed below.
● Futures contracts: Futures contracts are valued at their settlement prices as of the close of their exchanges.
● Mutual funds: Mutual funds are valued at their respective net asset values.
● Securities for which no quoted value is available: The Valuation Designee has adopted procedures to fair value a fund’s securities when market prices are not “readily available” or are unreliable. For example, a security may be fair valued when it’s de-listed or its trading is halted or suspended; when a security’s primary pricing source is unable or unwilling to provide a price; or when a security’s primary trading market is closed during regular market hours. Fair value determinations are made in good faith in accordance with adopted valuation procedures. The Valuation Designee considers a number of factors, including unobservable market inputs, when arriving at fair value. The Valuation Designee may employ methods such as the review of related or comparable assets or liabilities, related market activities, recent transactions, market multiples, book values, transactional back-testing, disposition analysis and other relevant information. Due to the subjective and variable nature of fair value pricing, there can be no assurance that a fund could obtain the fair value assigned to the security upon the sale of such security.
In accordance with the authoritative guidance on fair value measurements and disclosures under GAAP, the funds disclose the fair value of their investments in a hierarchy that prioritizes the significant inputs to valuation methods used to measure the fair value. The hierarchy gives the highest priority to valuations based upon unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to valuations based upon unobservable inputs that are significant to the valuation (Level 3 measurements). If inputs used to measure the financial instruments fall within different levels of the hierarchy, the categorization is based on the lowest level input that is significant to the valuation. If it is determined that either the volume and/or level of activity for an asset or liability has significantly decreased (from normal conditions for that asset or liability) or price quotations or observable inputs are not associated with orderly transactions, increased analysis and the Valuation Designee’s judgment will be required to estimate fair value.
The three levels of the fair value hierarchy are as follows:
● Level 1 — quoted prices in active markets for identical investments — Investments whose values are based on quoted market prices in active markets. These generally include active listed equities, mutual funds, exchange-traded funds and futures contracts. Mutual funds and exchange-traded funds are classified as Level 1 prices, without consideration to the classification level of the underlying securities held which could be Level 1, Level 2, or Level 3 in the fair value hierarchy.
● Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.) — Investments that trade in markets that are not considered to be active, but whose values are based on quoted market prices, dealer quotations or valuations provided by alternative pricing sources supported by observable inputs are classified as Level 2 prices. These generally include forward foreign currency exchange contracts, U.S. government and sovereign obligations, most government agency securities, investment-grade corporate bonds, certain mortgage products, less liquid listed equities, and state, municipal and provincial obligations. In the event that international securities whose foreign exchanges have halted or suspended trading prior to the normal exchange close, the Valuation Designee may fair value securities whose prices may have been affected by those events. The Valuation Designee seeks to establish prices that investors might expect to realize upon the current sales of these securities.
● Level 3 — significant unobservable inputs (including the Valuation Designee’s assumptions in determining the fair value of investments) — Investments whose values are classified as Level 3 prices have significant unobservable inputs, as they may trade infrequently or not at all. When observable prices are not readily available for these securities, one or more valuation methods are used for which sufficient and reliable data is available. The inputs used in estimating the value of Level 3 prices may include the original transaction price, quoted prices for similar securities or assets in active markets, completed or pending third-party transactions in the underlying investment or comparable issuers, and changes in financial ratios or cash
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Financial Notes (continued)

2. Significant Accounting Policies (continued):
flows. Level 3 prices may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated in the absence of market information. Assumptions used due to the lack of observable inputs may significantly impact the resulting fair value and therefore a fund’s results of operations.
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
The levels associated with valuing the funds’ investments are disclosed in each fund’s Portfolio Holdings.
(b) Accounting Policies for certain Portfolio Investments (if held):
Futures Contracts: Futures contracts are instruments that represent an agreement between two parties that obligates one party to buy, and the other party to sell, specific instruments at an agreed upon price on a stipulated future date. A fund must give the broker a deposit of cash and/or securities (initial margin) whenever it enters into a futures contract. The amount of the deposit may vary from one contract to another. Subsequent payments (variation margin) are made or received by a fund depending on the daily fluctuations in the value of the futures contract and are accounted for as unrealized appreciation or depreciation until the contract is closed, at which time the gains or losses are realized. Futures contracts are traded publicly on exchanges, and their value may change daily.
Securities Lending: Under the trust’s Securities Lending Program, a fund (lender) may make short-term loans of its securities to another party (borrower) to generate additional revenue for the fund. The borrower pledges collateral in the form of cash, securities issued or fully guaranteed by the U.S. government or foreign governments, or letters of credit issued by a bank. Collateral at the individual loan level is required to be maintained on a daily marked-to-market basis in an amount at least equal to the current value of the securities loaned. The lending agent provides a fund with indemnification against borrower default (the borrower fails to return the security on loan) reducing the risk of loss as a result of default. The cash collateral of securities loaned is currently invested in money market portfolios operating pursuant to Rule 2a-7 under the 1940 Act. Each fund bears the risk of loss with respect to the investment of cash collateral. The terms of the securities lending agreement allow the funds or the lending agent to terminate any loan at any given time and the securities must be returned within the earlier of the standard trade settlement period or the specified time period under the relevant securities lending agreement. Securities lending income, as disclosed in each fund’s Statement of Operations, if applicable, represents the income earned from the investment of the cash collateral plus any fees paid by borrowers, less the fees paid to the lending agent and broker rebates which are subject to adjustments pursuant to the securities lending agreement. On loans not collateralized by cash, a fee is received from the borrower, and is allocated between a fund and the lending agent. The aggregate market value of securities loaned will not at any time exceed one-third of the total assets of a fund, including collateral received from the loan. Securities lending fees paid to the unaffiliated lending agent start at 9% of gross lending revenue, with subsequent breakpoints to a low of 5%. In this context, the gross lending revenue equals the income received from the investment of cash collateral and fees paid by borrowers less any rebates paid to the borrowers. Any expenses charged by the cash collateral fund are in addition to these fees. All remaining revenue is retained by the fund, as applicable. No portion of lending revenue is paid to or retained by the investment adviser or any of its affiliates.
As of August 31, 2026, the funds, except for the Schwab International Dividend Equity ETF, had securities on loan, all of which were classified as common stocks and warrants. The value of securities on loan and the related collateral as of August 31, 2026, are disclosed in each fund’s Portfolio Holdings and Statement of Assets and Liabilities.
Passive Foreign Investment Companies: Certain funds may own shares in certain foreign corporations that meet the Internal Revenue Code, as amended, definition of a Passive Foreign Investment Company (PFIC). The funds may elect for tax purposes to mark-to-market annually the shares of each PFIC lot held and would be required to distribute as ordinary income to shareholders any such marked-to-market gains (as well as any gains realized on sale).
Central Securities Depositories Regulation: The Central Securities Depositories Regulation (CSDR) introduced measures for the authorization and supervision of European Union Central Security Depositories and created a common set of prudential, organizational, and conduct of business standards at a European level. CSDR is designed to support securities settlement and operational aspects of securities settlement, including the provision of shorter settlement periods; mandatory buy-ins; and cash penalties, to prevent and address settlement fails. CSDR measures are aimed to prevent settlement fails by ensuring that all transaction details are provided to facilitate settlement, as well as further incentivizing timely settlement by imposing cash penalty fines and buy-ins. Certain funds may be subject to pay cash penalties and may also receive cash penalties with certain counterparties in instances where there are settlement fails. These cash penalties are included in net realized gains (losses) on sales of securities — unaffiliated issuers in each fund’s Statement of Operations, if any.
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Financial Notes (continued)

2. Significant Accounting Policies (continued):
(c) Security Transactions:
Security transactions are recorded as of the date the order to buy or sell the security is executed. Realized gains and losses from security transactions are based on the identified costs of the securities involved.
Assets and liabilities denominated in foreign currencies are reported in U.S. dollars. For assets and liabilities held on a given date, the dollar value is based on market exchange rates in effect on that date. Transactions involving foreign currencies, including purchases, sales, income receipts and expense payments, are calculated using exchange rates in effect on the transaction date. Realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions and the differences between the recorded amounts of dividends, interest, and foreign withholding taxes and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange appreciation or depreciation arises from changes in foreign exchange rates on foreign denominated assets and liabilities other than investments in securities held at the end of the reporting period. These realized and unrealized foreign exchange gains or losses are reported in foreign currency transactions or translations, if any, in each fund’s Statement of Operations. The funds do not isolate the portion of the fluctuations on investments resulting from changes in foreign currency exchange rates from the fluctuations in market prices of investments held. Such fluctuations are included with the net realized and unrealized gain or loss from investments, if any.
Gains realized by the funds on the sale of securities in certain foreign countries may be subject to non-U.S. taxes. In those instances, the funds record a liability based on unrealized appreciation to provide for potential non-U.S. taxes payable upon the sale of these securities. These capital gain taxes, if any, are paid by the funds and are disclosed in each fund’s Statement of Operations in Net realized gain (losses) on securities — unaffiliated issuers (net of foreign capital gains tax paid). Foreign capital gain taxes accrued as of August 31, 2026, if any, are reflected in each fund’s Statement of Assets and Liabilities.
When a fund closes out a futures contract position, it calculates the difference between the value of the position at the beginning and at the end of the contract, and records a realized gain or loss accordingly.
(d) Investment Income:
Interest income is recorded as it accrues. Dividends and distributions from portfolio securities and underlying funds are recorded on the date they are effective (the ex-dividend date), although the funds record certain foreign security dividends on the date the ex-dividend date is confirmed. Non-cash dividends in the form of additional securities are recorded on the ex-dividend date at fair value, if any. Any distributions from underlying funds are recorded in accordance with the character of the distributions as designated by the underlying funds.
Income received from foreign sources may result in withholding tax. Withholding taxes are accrued at the same time as the related income if the tax rate is fixed and known, unless a tax withheld is reclaimable from the local tax authorities and there are no significant uncertainties on collectibility in which case it is recorded as receivable. If the tax rate is not known or estimable, such expense or reclaim receivable is recorded when the net proceeds are received. Foreign withholding tax expensed during the period, if any, is disclosed in Dividends received from securities — unaffiliated issuers (net of foreign withholding tax) in the Statement of Operations and is representative of taxes paid during the period.
The funds filed claims to recover taxes previously withheld in certain European Union countries on the basis that those countries had purportedly violated certain provisions in the Treaty on the Functioning of the European Union. These filings are subject to various administrative and judicial proceedings within these countries, and all professional fees associated with these filings have been paid by the investment adviser. The professional fees related to European Union foreign withholding tax claims are non-contingent and non-routine expenses which are subject to repayment to the investment adviser (see financial note 3 for additional information).
For U.S. income tax purposes, European Union reclaims received reduce the amounts of foreign taxes that the fund passes through to its shareholders. If European Union reclaims received exceed foreign withholding taxes paid, the funds will evaluate the requirements for entering into a closing agreement with the Internal Revenue Service (IRS) to address any prior years’ U.S. income tax liabilities attributable to fund shareholders resulting from the recovery of foreign taxes. The closing agreement would result in the fund paying a compliance fee to the IRS, on behalf of its shareholders, representing the estimated tax savings generated from foreign tax credits claimed by fund shareholders on their tax returns in prior years. During the period ended August 31, 2026, the funds did not incur any compliance fees.
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Financial Notes (continued)

2. Significant Accounting Policies (continued):
(e) Expenses:
Pursuant to the Amended and Restated Advisory Agreement between the investment adviser and the trust, the investment adviser pays the operating expenses of each fund, excluding acquired fund fees and expenses, taxes, any brokerage expenses, and extraordinary or non-routine expenses. Taxes, any brokerage expenses and extraordinary or non-routine expenses that are specific to a fund are charged directly to the fund. Acquired fund fees and expenses are indirect expenses incurred by a fund through its investments in underlying funds and are reflected in the net asset values of the underlying funds.
(f) Distributions to Shareholders:
Schwab International Equity ETF, Schwab International Small Cap-Equity ETF and Schwab Emerging Markets ETF make distributions from net investment income, if any, semiannually. Schwab International Dividend Equity ETF makes distributions from net investment income, if any, quarterly. The funds make distributions from net realized capital gains, if any, once a year. To receive a distribution, you must be a registered shareholder on the record date. Distributions are paid to shareholders on the payable date.
(g) Accounting Estimates:
The accounting policies described in this report conform to GAAP. Notwithstanding this, shareholders should understand that in order to follow these principles, fund management has to make estimates and assumptions that affect the information reported in the financial statements. It’s possible that once the results are known, they may turn out to be different from these estimates and these differences may be material.
(h) Federal Income Taxes:
The funds intend to meet federal income and excise tax requirements for regulated investment companies under subchapter M of the Internal Revenue Code, as amended. Accordingly, the funds distribute substantially all of their net investment income and net realized capital gains, if any, to their shareholders each year. As long as a fund meets the tax requirements, it is not required to pay federal income tax. The funds did not pay any federal taxes during the period.
(i) Foreign Taxes:
The funds may be subject to foreign taxes (a portion of which may be reclaimable) on investment income, corporate events, foreign currency exchanges and capital gains on investments. All foreign taxes are recorded in accordance with the applicable foreign tax regulations and rates that exist in foreign markets in which a fund invests. These foreign taxes, if any, are paid by the funds and are disclosed in each fund’s Statement of Operations and Statement of Assets and Liabilities.
(j) Segment Reporting:
An operating segment is defined in ASC Topic 280 Segment Reporting as a component of a public entity that engages in business activities from which it may recognize revenues and incur expenses, has operating results that are regularly reviewed by the public entity’s chief operating decision maker (CODM) to make decisions about resources to be allocated to the segment and assess its performance, and has discrete financial information available.
The management committee of each fund’s investment adviser acts as the funds’ CODM. The CODM has determined that each fund operates as a single operating segment given each fund has a single defined investment strategy disclosed in its respective prospectus. The discrete financial information in the form of each fund’s portfolio composition, total returns, expense ratios and changes in net assets (i.e., changes in net assets resulting from operations, shares sold and shares redeemed), which is used by the CODM to assess performance against the prospectus and to make resource allocation decisions with respect to the funds, is presented within each fund’s financial statements.
(k) Indemnification:
Under the funds’ organizational documents, the officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the funds. In addition, in the normal course of business the funds enter into contracts with their vendors and others that provide general indemnifications. The funds’ maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the funds. However, based on experience, the funds expect the risk of loss attributable to these arrangements to be remote.
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Financial Notes (continued)

 3. Affiliates and Affiliated Transactions:
Investment Adviser
Charles Schwab Investment Management, Inc., dba Schwab Asset Management, a wholly owned subsidiary of The Charles Schwab Corporation, serves as each fund’s investment adviser pursuant to the Amended and Restated Advisory Agreement between the investment adviser and the trust.
For its advisory services to the funds, the investment adviser is entitled to receive an annual fee, payable monthly, based on a percentage of each fund’s average daily net assets as follows:
SCHWAB INTERNATIONAL DIVIDEND EQUITY ETF	SCHWAB INTERNATIONAL EQUITY ETF	SCHWAB INTERNATIONAL SMALL-CAP EQUITY ETF	SCHWAB EMERGING MARKETS EQUITY ETF
0.08%	0.03%	0.06%*	0.06%**
* Prior to June 11, 2026, the annual fee of the Schwab International Small-Cap Equity ETF was 0.08%. For the period ended August 31, 2026, the aggregate advisory fee paid to the investment adviser was 0.08%.
** Prior to June 11, 2026, the annual fee of the Schwab Emerging Markets Equity ETF was 0.07%. For the period ended August 31, 2026, the aggregate advisory fee paid to the investment adviser was 0.07%.
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Financial Notes (continued)

3. Affiliates and Affiliated Transactions (continued):
Investments from Affiliates
Funds in the Schwab Funds Complex may own shares of other funds in the Schwab Funds Complex. The table below reflects the percentage of shares of each fund in this report that is owned by other funds in the Schwab Funds Complex as of August 31, 2026, as applicable:
UNDERLYING FUNDS
	SCHWAB INTERNATIONAL DIVIDEND EQUITY ETF	SCHWAB INTERNATIONAL EQUITY ETF	SCHWAB INTERNATIONAL SMALL-CAP EQUITY ETF	SCHWAB EMERGING MARKETS EQUITY ETF
Schwab International Opportunities Fund	— %	— %	— %	0.1%
Schwab MarketTrack All Equity Portfolio	— %	— %	— %	0.3%
Schwab MarketTrack Growth Portfolio	— %	— %	— %	0.2%
Schwab Monthly Income Fund - Flexible Payout	0.6%	— %	— %	— %
Schwab Monthly Income Fund - Income Payout	0.3%	— %	— %	— %
Schwab Monthly Income Fund - Target Payout	0.5%	— %	— %	— %
Schwab Target 2010 Index Fund	— %	0.0%*	— %	— %
Schwab Target 2015 Index Fund	— %	0.0%*	— %	— %
Schwab Target 2020 Index Fund	— %	0.0%*	— %	— %
Schwab Target 2025 Index Fund	— %	0.1%	— %	— %
Schwab Target 2030 Index Fund	— %	0.4%	— %	0.2%
Schwab Target 2035 Index Fund	— %	0.4%	— %	0.4%
Schwab Target 2040 Index Fund	— %	0.5%	— %	0.6%
Schwab Target 2045 Index Fund	— %	0.4%	— %	0.5%
Schwab Target 2050 Index Fund	— %	0.6%	— %	0.8%
Schwab Target 2055 Index Fund	— %	0.4%	— %	0.7%
Schwab Target 2060 Index Fund	— %	0.5%	— %	0.8%
Schwab Target 2065 Index Fund	— %	0.2%	— %	0.3%
Schwab Target 2070 Index Fund	— %	0.0%*	— %	0.0%*
Schwab VIT Balanced Portfolio	— %	0.0%*	0.0%*	0.0%*
Schwab VIT Balanced with Growth Portfolio	— %	0.0%*	0.1%	0.0%*
Schwab VIT Growth Portfolio	— %	0.1%	0.1%	0.1%

*	Less than 0.05%
Other Affiliated Transactions
The professional fees related to European Union foreign withholding tax claims discussed in financial note 2(d) are non-contingent and non-routine expenses. The investment adviser agreed to pay these professional fees, on behalf of the funds, subject to reimbursement by the funds to the investment adviser to the extent the funds are able to successfully recover tax claims in the future.
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Schwab International Equity ETFs
Financial Notes (continued)

3. Affiliates and Affiliated Transactions (continued):
As of August 31, 2026, the Statement of Operations includes the following items related to European Union foreign withholding tax claims:
	Schwab International Dividend Equity ETF	Schwab International Equity ETF	Schwab International Small-Cap Equity ETF
Previously Withheld Foreign Taxes Recovered [1]	$0	$2,029,343	$459,568
Includes Interest Income in the Amount of:[1]	0	764,377	152,570
Professional Fees Incurred[2]	17,337	109,187	66,485
Professional Fees Reimbursed to Investment Adviser[1]	0	49,657	73,679
Professional Fees Subject to Future Reimbursement to Investment Adviser	17,337	109,187	22,881

[1]	Recorded as Dividends received from securities — unaffiliated issuers in each fund’s Statement of Operations.
[2]	Recorded as Professional Fees in each fund’s Statement of Operations.
No other amounts for additional foreign withholding tax claims are reflected in the financial statements due to the uncertainty surrounding the ultimate resolution of proceedings, the likelihood of receipt of these claims, and the potential timing of payment.
Interfund Transactions
The funds may engage in direct transactions with other funds in the Schwab Funds Complex in accordance with procedures adopted by the Board of Trustees pursuant to Rule 17a-7 under the 1940 Act. When one fund is seeking to sell a security that another fund is seeking to buy, an interfund transaction can allow both funds to benefit by reducing transaction costs while allowing each fund to execute the transaction at the current market price. This practice is limited to funds that share the same investment adviser. The net realized gains or losses on sales of interfund transactions, if any, are recorded in Net realized gains (losses) on sales of securities — unaffiliated issuers in the Statement of Operations. For the period ended August 31, 2026, each fund’s purchases and sales of securities with other funds in the Schwab Funds Complex as well as any net realized gains (losses) were as follows:
	PURCHASE COST	SALE PROCEEDS	NET REALIZED GAINS (LOSSES)
Schwab International Dividend Equity ETF	$66,846,793	$83,186,971	($1,378,141 )
Schwab International Equity ETF	744,458,110	537,506,662	(211,544,017)
Schwab International Small-Cap Equity ETF	213,404,065	687,586,508	212,357,018
Schwab Emerging Markets Equity ETF	14,741,907	46,986,131	(6,424,883)
Interfund Borrowing and Lending
Pursuant to an exemptive order issued by the SEC, the funds may enter into interfund borrowing and lending transactions with other funds in the Schwab Funds Complex. All loans are for temporary or emergency purposes and the interest rate to be charged will be the average of the overnight repurchase agreement rate and the short-term bank loan rate. All loans are subject to numerous conditions designed to ensure fair and equitable treatment of all participating funds. The interfund lending facility is subject to the oversight and periodic review by the Board of Trustees. The funds had no interfund borrowing or lending activity during the period.

4. Board of Trustees:
The Board of Trustees may include people who are officers and/or directors of the investment adviser or its affiliates. Federal securities law limits the percentage of such “interested persons” who may serve on a trust’s board, and the trust was in compliance with these limitations throughout the report period. The funds did not pay any interested persons or non-interested persons (independent trustees). The independent trustees are paid by the investment adviser pursuant to the Amended and Restated Advisory Agreement where the investment adviser pays the operational expenses of each fund which includes trustee fees.

5. Borrowing from Banks:
During the period, the funds were participants with other funds in the Schwab Funds Complex in a joint, syndicated, committed $1.2 billion line of credit (the Syndicated Credit Facility), which matured on September 25, 2025. On September 25, 2025, the Syndicated Credit Facility was amended to run for a new 28 day period with the line of credit amount remaining unchanged,
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Financial Notes (continued)

5. Borrowing from Banks (continued):
maturing on October 23, 2025. On October 23, 2025, the Syndicated Credit Facility was amended to run for a new 364 day period with the line of credit amount remaining unchanged, maturing on October 22, 2026. Under the terms of the Syndicated Credit Facility, in addition to the investment adviser paying the interest charged on any borrowings by a fund, the investment adviser paid a commitment fee of 0.15% per annum on the funds’ proportionate share of the unused portion of the Syndicated Credit Facility.
During the period, the funds were participants with other funds in the Schwab Funds Complex in a joint, unsecured, uncommitted $400 million line of credit (the Uncommitted Credit Facility) with State Street Bank and Trust Company, which matured on September 25, 2025. On September 25, 2025, the Uncommitted Credit Facility was amended to run for a new 28 day period with the line of credit amount remaining unchanged, maturing on October 23, 2025. On October 23, 2025, the Uncommitted Credit Facility was amended to run for a new 364 day period with the line of credit amount remaining unchanged, maturing on October 22, 2026. Under the terms of the Uncommitted Credit Facility, the investment adviser pays interest on the amount a fund borrows. There were no borrowings by any of the funds from either line of credit during the period.
The funds also have access to custodian overdraft facilities. A fund may have utilized the overdraft facility and incurred an interest expense, which is paid by the investment adviser, if any. The interest expense is determined based on a negotiated rate above the current Federal Funds Rate.

6. Derivatives:
Certain funds entered into futures contracts during the report period to equitize available cash.
As of August 31, 2026, the Statement of Assets and Liabilities included the following financial derivative instrument fair values held at period end:
	EQUITY CONTRACTS	TOTAL
Asset Derivatives
Schwab International Dividend Equity ETF
Futures Contracts[1]	$119,998	$119,998
Schwab International Equity ETF
Futures Contracts[1]	3,826,195	3,826,195
Schwab International Small-Cap Equity ETF
Futures Contracts[1]	104,157	104,157
Schwab Emerging Markets Equity ETF
Futures Contracts[1]	1,056,811	1,056,811

[1]
Includes cumulative unrealized appreciation of futures contracts as reported in each fund’s Portfolio Holdings. Only current day’s variation margin on futures contracts is reported in the Statement of Assets and Liabilities.

The effects of the derivative contracts in the Statement of Operations for the period ended August 31, 2026, were:
	EQUITY CONTRACTS	TOTAL
Net Realized Gains (Losses)
Schwab International Dividend Equity ETF
Futures Contracts[1]	$1,793,663	$1,793,663
Schwab International Equity ETF
Futures Contracts[1]	50,780,194	50,780,194
Schwab International Small-Cap Equity ETF
Futures Contracts[1]	3,953,509	3,953,509
Schwab Emerging Markets Equity ETF
Futures Contracts[1]	8,461,822	8,461,822

[1]	Statement of Operations location: Net realized gains (losses) on futures contracts.

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Schwab International Equity ETFs
Financial Notes (continued)

6. Derivatives (continued):
Net Change in Unrealized Appreciation (Depreciation)
Schwab International Dividend Equity ETF
Futures Contracts[1]	$42,183	$42,183
Schwab International Equity ETF
Futures Contracts[1]	(670,565)	(670,565)
Schwab International Small-Cap Equity ETF
Futures Contracts[1]	74,201	74,201
Schwab Emerging Markets Equity ETF
Futures Contracts[1]	741,711	741,711

[1]	Statement of Operations location: Net change in unrealized appreciation (depreciation) on futures contracts.
During the period ended August 31, 2026, the month-end average notional amounts of futures contracts held by the funds and the month-end average number of contracts held were as follows:
	NOTIONAL AMOUNTS	NUMBER OF CONTRACTS
Schwab International Dividend Equity ETF	$12,295,832	90
Schwab International Equity ETF	321,005,323	2,153
Schwab International Small-Cap Equity ETF	28,728,651	193
Schwab Emerging Markets Equity ETF	41,506,519	541

7. Purchases and Sales of Investment Securities:
For the period ended August 31, 2026, purchases and sales of securities (excluding in-kind transactions and short-term obligations) were as follows:
	PURCHASES OF SECURITIES	SALES OF SECURITIES
Schwab International Dividend Equity ETF	$777,990,681	$569,741,502
Schwab International Equity ETF	4,119,576,533	2,214,512,584
Schwab International Small-Cap Equity ETF	1,532,128,291	1,337,338,824
Schwab Emerging Markets Equity ETF	807,321,716	526,348,752

8. In-Kind Transactions:
The consideration for the purchase of Creation Units of a fund consists of the in-kind deposit of a designated portfolio of equity securities, which constitutes an optimized representation of the securities involved in the fund’s underlying index, and an amount of cash. Investors purchasing and redeeming Creation Units are subject to a standard creation transaction fee and a standard redemption transaction fee paid to the custodian to offset transfer and other transaction costs associated with the issuance and redemption of Creation Units. Purchasers and redeemers of Creation Units for cash are subject to an additional variable charge paid to the fund that will offset the transaction costs to the fund of buying or selling portfolio securities. Variable charges are recorded in the Transactions In Fund Shares section in the Statement of Changes in Net Assets and generally have no effect on the net asset value per share. In addition, purchasers and redeemers of shares in Creation Units are responsible for payment of the costs of transferring securities to or out of the fund. From time to time, the investment adviser may cover the cost of any transaction fees when believed to be in the best interests of a fund.
Schwab International Equity ETFs | Annual Holdings and Financial Statements
89

Schwab International Equity ETFs
Financial Notes (continued)

8. In-Kind Transactions: (continued):
The in-kind transactions for the period ended August 31, 2026, were as follows:
	IN-KIND PURCHASES OF SECURITIES	IN-KIND SALES OF SECURITIES
Schwab International Dividend Equity ETF	$996,380,809	$181,138,394
Schwab International Equity ETF	3,929,441,095	—
Schwab International Small-Cap Equity ETF	814,901,165	836,771,866
Schwab Emerging Markets Equity ETF	10,757,995	14,772,516
For the period ended August 31, 2026, the funds may realize net capital gains or losses resulting from in-kind redemptions of Creation Units. Because such gains or losses are not taxable to the funds and are not distributed to existing fund shareholders, the gains or losses are reclassified from accumulated net realized gains or losses to capital received from investors at the end of the funds’ tax year. These reclassifications have no effect on net assets or net asset values. The net realized gains or losses on sales of in-kind redemptions for the period ended August 31, 2026, if any, are disclosed in each fund’s Statement of Operations.
As described in each fund’s registration statement, when an investor is unable to deliver all or a portion of the in-kind basket of securities associated with a purchase of Creation Units or is unable to deliver all or a portion of the ETF shares associated with a redemption of Creation Units, the investor must pledge cash collateral on a daily marked-to-market basis in an amount at least equal to the market value of the missing securities or ETF shares. The trust, on behalf of the funds, is permitted to utilize the collateral to purchase the missing shares or acquire the securities at any time and the investor is liable for all costs associated with such purchases. Cash collateral amounts, if any, are disclosed in each fund’s Statement of Assets and Liabilities.

9. Federal Income Taxes:
As of August 31, 2026, the tax basis cost of the funds’ investments and gross unrealized appreciation and depreciation were as follows:
	TAX COST	GROSS UNREALIZED APPRECIATION	GROSS UNREALIZED DEPRECIATION	NET UNREALIZED APPRECIATION (DEPRECIATION)
Schwab International Dividend Equity ETF	$2,224,044,770	$427,868,519	($48,606,887 )	$379,261,632
Schwab International Equity ETF	42,729,768,098	29,959,353,981	(2,957,344,519)	27,002,009,462
Schwab International Small-Cap Equity ETF	4,799,682,909	1,694,225,857	(546,103,767)	1,148,122,090
Schwab Emerging Markets Equity ETF	7,798,440,774	6,584,935,909	(1,233,938,982)	5,350,996,927
The primary differences between book basis and tax basis unrealized appreciation or unrealized depreciation of investments are the tax deferral of losses on wash sales, the realization for tax purposes of unrealized appreciation or depreciation on futures contracts, the realization for tax purposes of unrealized appreciation on investments in PFICs and partnership investments. The tax cost of the funds’ investments, disclosed above, have been adjusted from their book amounts to reflect these unrealized appreciation or depreciation differences, as applicable.
As of August 31, 2026, the components of distributable earnings on a tax basis were as follows:
	UNDISTRIBUTED ORDINARY INCOME	NET UNREALIZED APPRECIATION (DEPRECIATION) ON INVESTMENTS	NET OTHER UNREALIZED APPRECIATION (DEPRECIATION)	CAPITAL LOSS CARRYFORWARDS AND OTHER LOSSES	TOTAL
Schwab International Dividend Equity ETF	$27,396,229	$379,261,632	$177,923	($42,347,316 )	$364,488,468
Schwab International Equity ETF	933,084,864	27,002,009,462	4,740,401	(2,248,408,703)	25,691,426,024
Schwab International Small-Cap Equity ETF	117,700,788	1,148,122,090	168,580	(190,135,008)	1,075,856,450
Schwab Emerging Markets Equity ETF	166,872,361	5,350,996,927	(120,850,085)	(1,670,484,046)	3,726,535,157
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Schwab International Equity ETFs | Annual Holdings and Financial Statements

Schwab International Equity ETFs
Financial Notes (continued)

9. Federal Income Taxes (continued):
Capital loss carryforwards have no expiration and may be used to offset future realized capital gains for federal income tax purposes. As of August 31, 2026, the funds had capital loss carryforwards available as follows:

Schwab International Dividend Equity ETF	$42,347,316
Schwab International Equity ETF	2,248,408,703
Schwab International Small-Cap Equity ETF	190,135,008
Schwab Emerging Markets Equity ETF	1,670,484,046
For the fiscal year ended August 31, 2026, the funds had capital loss carryforwards utilized as follows:

Schwab International Dividend Equity ETF	$5,451,008
Schwab International Equity ETF	—
Schwab International Small-Cap Equity ETF	141,195,969
Schwab Emerging Markets Equity ETF	—
The tax basis components of distributions paid during the current and prior fiscal years were as follows:
	CURRENT FISCAL YEAR END DISTRIBUTIONS	PRIOR FISCAL YEAR END DISTRIBUTIONS
	ORDINARY INCOME	ORDINARY INCOME
Schwab International Dividend Equity ETF	$67,251,370	$37,519,120
Schwab International Equity ETF	1,909,416,000	1,203,655,940
Schwab International Small-Cap Equity ETF	182,278,830	140,093,440
Schwab Emerging Markets Equity ETF	325,464,250	270,250,180
Distributions paid to shareholders are based on net investment income and net realized gains determined on a tax basis, which may differ from net investment income and net realized gains for financial reporting purposes. These differences reflect the differing character of certain income items and net realized gains and losses for financial statement and tax purposes, and may result in reclassification among certain capital accounts in the financial statements. The funds may also designate a portion of the amount paid to redeeming shareholders as a distribution for tax purposes.
Permanent book and tax basis differences may result in reclassifications between components of net assets as required. The adjustments will have no impact on net assets or the results of operations.
As of August 31, 2026, management has reviewed the tax positions for open periods (for federal purposes, three years from the date of filing and for state purposes, four years from the date of filing) as applicable to the funds, and has determined that no provision for income tax is required in the funds’ financial statements. During the fiscal year ended August 31, 2026, the funds did not incur any interest or penalties.

10. Share Split:
Effective September 25, 2024, the Board of Trustees authorized a 2-for-1 share split for the Schwab International Equity ETF, which applied to shareholders of record as of the close of U.S. markets on October 09, 2024, and paid after the close of U.S. markets on October 10, 2024. Shares began trading at their post-split price on October 11, 2024. The share split increased the number of shares outstanding and decreased the NAV per share. The share split did not change the total market value of a shareholder’s investment. The Financial Highlights and Statement of Changes in Net Assets for the Schwab International Equity ETF have been retroactively adjusted to reflect the share split in the prior periods presented.

11. Subsequent Events:
Management has determined there are no subsequent events or transactions through the date the financial statements were issued that would have materially impacted the financial statements as presented.
Schwab International Equity ETFs | Annual Holdings and Financial Statements
91

Schwab International Equity ETFs
Report of Independent Registered Public Accounting Firm

To the Board of Trustees of Schwab Strategic Trust and Shareholders of Schwab International Dividend Equity ETF, Schwab International Equity ETF, Schwab International Small-Cap Equity ETF, and Schwab Emerging Markets Equity ETF:
Opinion on the Financial Statements and Financial Highlights
We have audited the accompanying statements of assets and liabilities, including the portfolio holdings, of Schwab International Dividend Equity ETF, Schwab International Equity ETF, Schwab International Small-Cap Equity ETF, and Schwab Emerging Markets Equity ETF (the “Funds”), four of the funds constituting Schwab Strategic Trust, as of August 31, 2026, the related statements of operations for the year then ended, statements of changes in net assets for each of the two years in the period then ended, financial highlights for each of the five years in the period then ended, and the related notes (collectively referred to as the “financial statements and financial highlights”). In our opinion, the financial statements and financial highlights present fairly, in all material respects, the financial position of the Funds as of August 31, 2026, and the results of their operations for the year then ended, the changes in their net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These financial statements and financial highlights are the responsibility of the Funds’ management. Our responsibility is to express an opinion on the Funds’ financial statements and financial highlights based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement, whether due to error or fraud. The Funds are not required to have, nor were we engaged to perform, an audit of their internal control over financial reporting. As part of our audits, we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Funds’ internal control over financial reporting. Accordingly, we express no such opinion.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements and financial highlights, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and financial highlights. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements and financial highlights. Our procedures included confirmation of securities owned as of August 31, 2026, by correspondence with the custodian and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.
Deloitte & Touche LLP
Denver, Colorado
October 19, 2026
We have served as the auditor of one or more investment companies in the Schwab Funds Complex since 2020.
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Schwab International Equity ETFs | Annual Holdings and Financial Statements

Changes in and Disagreements with Accountants for Open-End Management Investment Companies

Not applicable.
Schwab International Equity ETFs | Annual Holdings and Financial Statements
93

Proxy Disclosures for Open-End Management Investment Companies

Not applicable.
94
Schwab International Equity ETFs | Annual Holdings and Financial Statements

Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies

The remuneration paid to directors, officers and others is included under Item 7 (Financial Statements and Financial Highlights for Open-End Management Investment Companies).
Schwab International Equity ETFs | Annual Holdings and Financial Statements
95

Schwab International Equity ETFs
Investment Advisory Agreement Approval

The Investment Company Act of 1940, as amended (the 1940 Act), requires that the continuation of a fund’s investment advisory agreement must be specifically approved (1) by the vote of the trustees or by a vote of the shareholders of the fund, and (2) by the vote of a majority of the trustees who are not parties to the investment advisory agreement or “interested persons” of any party thereto (the Independent Trustees), cast in person at a meeting called for the purpose of voting on such approval. In connection with such approvals, the fund’s trustees must request and evaluate, and the investment adviser is required to furnish, such information as may be reasonably necessary to evaluate the terms of the investment advisory agreement.
The Board of Trustees (the Board or the Trustees, as appropriate) calls and holds one or more meetings each year that are dedicated, in whole or in part, to considering whether to renew the investment advisory agreement (the Agreement) between Schwab Strategic Trust (the Trust) and Charles Schwab Investment Management, Inc. (dba Schwab Asset Management) (the investment adviser) with respect to the existing funds in the Trust, including Schwab International Equity ETF, Schwab International Small-Cap Equity ETF, Schwab Emerging Markets Equity ETF and Schwab International Dividend Equity ETF (the Funds), and to review certain other agreements pursuant to which the investment adviser provides investment advisory services to certain other registered investment companies. In preparation for the meeting(s), the Board requests and reviews a wide variety of materials provided by the investment adviser, including information about the investment adviser’s affiliates, personnel, business goals and priorities, profitability, oversight of third-party service providers, corporate structure and operations. As part of the renewal process, the Independent Trustees’ legal counsel, on behalf of the Independent Trustees, sends an information request letter to the investment adviser seeking certain relevant information. The responses by the investment adviser are provided to the Trustees in the Board materials for their review prior to their meeting, and the Trustees are provided with the opportunity to request any additional materials. The Board also receives data provided by an independent provider of investment company data. This information is in addition to the detailed information about the Funds that the Board reviews during the course of each year, including information that relates to the Funds’ operations and performance, legal and compliance matters, risk management, portfolio turnover, and sales and marketing activity. In considering the renewal, the Independent Trustees receive advice from Independent Trustees’ legal counsel, including a memorandum regarding the responsibilities of trustees for the approval of investment advisory agreements. In addition, the Independent Trustees participate in question and answer sessions with representatives of the investment adviser and meet in executive session outside the presence of Fund management.
The Board, including a majority of the Independent Trustees, considered information specifically relating to the continuance of the Agreement with respect to the Funds at meetings held on May 6, 2026 and June 10, 2026, and approved the renewal of the Agreement with respect to the Funds for an additional one-year term at the meeting on June 10, 2026 called for the purpose of voting on such approval. The renewal of the Agreement was subject to an amendment that reduced the advisory fee paid by each of the Schwab International Small-Cap Equity ETF and Schwab Emerging Markets Equity ETF to the investment adviser as compensation for the services rendered to each Fund by the investment adviser, and otherwise continued the existing terms of the Agreement.
The Board’s approval of the continuance of the Agreement, as amended, with respect to the Funds was based on consideration and evaluation of a variety of specific factors discussed at these meetings and at prior meetings, including:
1.
the nature, extent and quality of the services provided to each Fund under the Agreement, including the resources of the investment adviser and its affiliates dedicated to the Funds;
2.
each Fund’s investment performance and how it compared to that of certain other comparable exchange-traded funds and benchmark data;
3.
each Fund’s expenses and how those expenses compared to those of certain other similar exchange-traded funds;
4.
the profitability of the investment adviser and its affiliates, including Charles Schwab & Co., Inc. (Schwab), with respect to each Fund, including both direct and indirect benefits accruing to the investment adviser and its affiliates; and
5.
the extent to which economies of scale would be realized as each Fund grows and whether fee levels in the Agreement reflect those economies of scale for the benefit of Fund investors.
Nature, Extent and Quality of Services. The Board considered the nature, extent and quality of the services provided by the investment adviser to the Funds and the resources of the investment adviser and its affiliates dedicated to the Funds. In this regard, the Trustees evaluated, among other things, the investment adviser’s experience, track record, compliance program, resources dedicated to hiring and retaining skilled personnel and specialized talent, and information security resources. The Trustees also considered information provided by the investment adviser relating to services and support provided with respect to the Funds’ portfolio management team, portfolio strategy, and internal investment guidelines, as well as trading infrastructure, liquidity management, product design and analysis, shareholder communications, securities valuation, and vendor and risk oversight. The Trustees also considered the investment adviser’s continued investment in
96
Schwab International Equity ETFs | Annual Holdings and Financial Statements

Schwab International Equity ETFs
its infrastructure, including the investment adviser’s technology and use of data (including artificial intelligence tools), business continuity, cybersecurity, due diligence, risk management processes, and information security programs. The Trustees considered Schwab’s overall financial condition and its reputation as a full service brokerage firm, as well as the wide range of products, services and account features that benefit Fund shareholders who are brokerage clients of Schwab. Following such evaluation, the Board concluded, within the context of its full deliberations, that the nature, extent and quality of services provided by the investment adviser to the Funds and the resources of the investment adviser and its affiliates dedicated to the Funds supported renewal of the Agreement, as amended, with respect to the Funds.
Fund Performance. The Board considered each Fund’s performance in determining whether to renew the Agreement with respect to such Fund. Specifically, the Trustees considered each Fund’s performance relative to a peer category of other exchange-traded funds and applicable indices/benchmarks, in light of total return and the market environment, as well as in consideration of each Fund’s investment style and strategy. As part of this review, the Trustees considered the composition of the peer category, selection criteria and the reputation of the independent provider of investment company data who prepared the peer category analysis. In evaluating the performance of each Fund, the Trustees considered the risk profile for such Fund and such Fund’s demonstrated performance in tracking its benchmark index. The Trustees noted that the Funds had closely tracked their respective indexes in 2025, with all of the Funds performing in their expected performance ranges. The Trustees also noted that the Schwab International Equity ETF, Schwab International Small-Cap Equity ETF, and Schwab International Dividend Equity ETF outperformed their benchmarks due to differences in how tax withholdings are treated by the Funds as compared to their respective indexes. The Trustees further considered the level of Fund performance in the context of their review of Fund expenses and the investment adviser’s profitability discussed below and also noted that the Board and a designated committee of the Board review performance throughout the year. Following such evaluation, the Board concluded, within the context of its full deliberations, that the performance of each Fund supported renewal of the Agreement, as amended, with respect to such Fund.
Fund Expenses. With respect to each Fund’s expenses, the Board considered the rate of compensation called for by the Agreement and each Fund’s net operating expense ratio, in each case in comparison to those of other similar exchange-traded funds, such peer groups and comparisons having been selected and calculated by an independent provider of investment company data. The investment adviser reported to the Board, and the Board took into account, the risk assumed by the investment adviser in the development of the Funds and provision of services as well as the competitive marketplace for financial products. The Trustees also considered fees charged by the investment adviser to mutual funds and other exchange-traded funds that it manages. The Board evaluated the Funds’ unitary fee through review of comparative information with respect to fees paid by other similar exchange-traded funds tracking international equity indexes. Following such evaluation, the Board concluded, within the context of its full deliberations, that the actual and anticipated, as applicable, expenses of each Fund are reasonable and supported renewal of the Agreement, as amended, with respect to such Fund.
Profitability. The Board considered the compensation flowing to the investment adviser and its affiliates, directly or indirectly and reviewed profitability on a pre-tax basis, without regard to distribution expenses. The Trustees reviewed profitability of the investment adviser relating to the Schwab fund complex as a whole, noting the benefits to Fund shareholders of being part of the Schwab fund complex, including the allocations of certain costs across the Funds and other funds in the complex. The Trustees also considered any other benefits derived by the investment adviser from its relationship with the Funds, such as whether, by virtue of its management of the Funds, the investment adviser obtains investment information or other research resources that aid it in providing advisory services to other clients. The Trustees considered whether the compensation, and actual and anticipated, as applicable, profitability with respect to the Funds under the Agreement and other service agreements were reasonable in light of the quality of all services rendered to the Funds by the investment adviser and its affiliates. The Trustees noted that the investment adviser continues to invest substantial sums in its business in order to provide enhanced research capabilities, services and systems to benefit the Funds. Based on this evaluation, the Board concluded, within the context of its full deliberations, that the actual and anticipated, as applicable, profitability of the investment adviser with respect to each Fund is reasonable and supported renewal of the Agreement, as amended, with respect to such Fund.
Economies of Scale. Although the Board recognized the difficulty of determining economies of scale with precision, and although the Funds do not have breakpoints in their advisory fees, the Trustees considered the potential existence of any economies of scale by way of the relatively low unitary fee structure of the Funds and whether those are passed along to a Fund’s shareholders through (i) the enhancement of services provided to the Funds in return for fees paid, including through the investment adviser’s continued investment in its infrastructure, including technology and use of data (including artificial intelligence tools), increasing expertise and capabilities in key areas (including portfolio and trade operations), and improving business continuity, cybersecurity, due diligence and information security programs, which are designed to provide enhanced services to the Funds and their shareholders; and (ii) pricing a fund to scale and keeping overall expenses down as the fund grows. Based on this evaluation, the Board concluded, within the context of its full deliberations, that each Fund obtains reasonable benefits from economies of scale.
* * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * *
Schwab International Equity ETFs | Annual Holdings and Financial Statements
97

Schwab International Equity ETFs
In the course of their deliberations, the Trustees may have accorded different weights to various factors and did not identify any particular information or factor that was all important or controlling. Based on the Trustees’ deliberation and their evaluation of the information described above, the Board, including all of the Independent Trustees, approved the continuation of the Agreement, as amended, with respect to the Funds and concluded that the compensation under the Agreement, as amended, with respect to the Funds is fair and reasonable in light of the services provided and the related expenses borne by the investment adviser and its affiliates and such other matters as the Trustees considered to be relevant in the exercise of their reasonable judgment.
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Schwab International Equity ETFs | Annual Holdings and Financial Statements

MFR57933-16
00327898

Annual Holdings and Financial Statements | August 31, 2026
Schwab U.S. Equity ETFs

Schwab U.S. Broad Market ETF	SCHB
Schwab 1000 Index® ETF	SCHK
Schwab U.S. Large-Cap ETF	SCHX
Schwab U.S. Large-Cap Growth ETF	SCHG
Schwab U.S. Large-Cap Value ETF	SCHV
Schwab U.S. Mid-Cap ETF	SCHM
Schwab U.S. Small-Cap ETF	SCHA
Schwab U.S. Dividend Equity ETF	SCHD

In This Report

Fund investment adviser: Charles Schwab Investment Management, Inc., dba Schwab Asset Management®
Distributor: SEI Investments Distribution Co. (SIDCO)
The Sector/Industry classifications in this report use the Global Industry Classification Standard (GICS) which was developed by and is the exclusive property of MSCI Inc. (MSCI) and Standard & Poor’s (S&P). GICS is a service mark of MSCI and S&P and has been licensed for use by Charles Schwab & Co., Inc. The Industry classifications used in the Portfolio Holdings are sub-categories of Sector classifications.

Schwab U.S. Equity ETFs | Annual Holdings and Financial Statements

Schwab U.S. Broad Market ETF
Financial Statements
FINANCIAL HIGHLIGHTS

	9/1/25– 8/31/26	9/1/24– 8/31/25[1]	9/1/23– 8/31/24[1]	9/1/22– 8/31/23[1]	9/1/21– 8/31/22[1,2]
Per-Share Data
Net asset value at beginning of period	$24.92	$21.79	$17.51	$15.49	$18.19
Income (loss) from investment operations:
Net investment income (loss)[3]	0.30	0.29	0.27	0.26	0.24
Net realized and unrealized gains (losses)	4.68	3.13	4.28	2.01	(2.70)
Total from investment operations	4.98	3.42	4.55	2.27	(2.46)
Less distributions:
Distributions from net investment income	(0.30)	(0.29)	(0.27)	(0.25)	(0.24)
Net asset value at end of period	$29.60	$24.92	$21.79	$17.51	$15.49
Total return	20.14%	15.83%	26.21%	14.88%	(13.64%)
Ratios/Supplemental Data
Ratios to average net assets:
Total expenses	0.03%	0.03%	0.03%	0.03%[4]	0.03%[4]
Net investment income (loss)	1.12%	1.26%	1.39%	1.62%	1.38%
Portfolio turnover rate[5]	3%	3%	3%	4%	4%
Net assets, end of period (x 1,000,000)	$44,620	$36,127	$30,661	$23,455	$20,360

[1]	Per-Share Data has been retroactively adjusted to reflect a 3-for-1 share split effective after the close of U.S. markets on October 10, 2024.
[2]	Per-Share Data has been retroactively adjusted to reflect a 2-for-1 share split effective after the close of U.S. markets on March 10, 2022.
[3]	Calculated based on the average shares outstanding during the period.
[4]	Ratio includes less than 0.005% of non-routine proxy expenses.
[5]	Portfolio turnover rate excludes securities received or delivered from processing of in-kind creations or redemptions.
See financial notes

Schwab U.S. Equity ETFs | Annual Holdings and Financial Statements

Schwab U.S. Broad Market ETF
Portfolio Holdings  as of August 31, 2026

SECURITY	NUMBER OF SHARES	VALUE ($)
COMMON STOCKS 99.9% OF NET ASSETS

Automobiles & Components 1.7%
Adient PLC *	47,016	891,894
Aptiv PLC *	127,650	5,713,614
Autoliv, Inc.	40,991	4,968,519
BorgWarner, Inc.	124,837	8,009,542
Dana, Inc.	67,527	2,024,460
Dauch Corp. *	140,142	877,289
Dorman Products, Inc. *	16,039	2,066,625
Ford Motor Co.	2,352,666	32,796,164
Fox Factory Holding Corp. *	26,000	531,180
Garrett Motion, Inc.	76,156	2,052,404
General Motors Co.	540,298	46,638,523
Gentex Corp.	130,382	2,916,645
Gentherm, Inc. *	18,964	745,096
Goodyear Tire & Rubber Co. *	204,534	1,282,428
Harley-Davidson, Inc.	62,814	1,733,666
Holley, Inc. *	37,810	108,137
Kodiak AI, Inc. *(a)	68,661	259,539
LCI Industries	14,021	1,410,933
Lear Corp.	30,558	3,819,444
Mobileye Global, Inc., Class A *	117,623	1,003,324
Patrick Industries, Inc.	19,599	1,601,630
Phinia, Inc.	21,992	1,505,133
QuantumScape Corp. *	282,917	1,581,506
Rivian Automotive, Inc., Class A *	575,257	9,238,628
Solid Power, Inc. *	101,058	235,465
Standard Motor Products, Inc.	14,195	535,435
Stoneridge, Inc. *	16,000	110,720
Tesla, Inc. *	1,692,710	622,832,645
Thor Industries, Inc.	31,775	2,414,900
Versigent PLC *	42,261	2,003,171
Visteon Corp.	16,245	1,654,066
Winnebago Industries, Inc.	24,059	723,935
XPEL, Inc. *	14,791	728,605
		765,015,265

Banks 3.7%
1st Source Corp.	9,726	832,837
Amalgamated Financial Corp.	12,143	583,714
Amerant Bancorp, Inc.	20,190	579,655
Ameris Bancorp	38,263	3,223,658
Arrow Financial Corp.	9,966	376,117
Associated Banc-Corp.	97,149	2,973,731
Atlantic Union Bankshares Corp.	85,630	3,453,458
Axos Financial, Inc. *	34,314	3,321,252
Banc of California, Inc.	78,200	1,456,084
BancFirst Corp.	12,584	1,374,425
Bancorp, Inc. *	25,213	1,638,845
Bank First Corp.	6,157	927,614
Bank of America Corp.	3,927,397	243,262,970
Bank of Hawaii Corp.	24,739	1,878,432
Bank of Marin Bancorp	7,905	210,115
Bank OZK	63,181	3,100,924
BankUnited, Inc.	43,886	2,001,202
Banner Corp.	19,245	1,349,844
Beacon Financial Corp.	49,211	1,528,002
BOK Financial Corp.	12,792	1,740,735
Burke & Herbert Financial Services Corp.	9,936	708,536
Business First Bancshares, Inc.	18,412	571,140
Byline Bancorp, Inc.	19,636	744,597
Camden National Corp.	10,417	588,352
Capital City Bank Group, Inc.	8,000	403,840
SECURITY	NUMBER OF SHARES	VALUE ($)
Capitol Federal Financial, Inc.	75,069	646,344
Cathay General Bancorp	40,052	2,451,583
Central BanCo, Inc.	18,356	589,319
Central Pacific Financial Corp.	14,712	547,581
Citigroup, Inc.	1,024,976	134,907,341
Citizens Financial Group, Inc.	253,735	17,474,729
Citizens Financial Services, Inc.	2,266	182,050
City Holding Co.	8,431	1,205,211
CNB Financial Corp.	17,211	582,076
Coastal Financial Corp. *	7,345	346,023
Columbia Banking System, Inc.	173,358	5,138,331
Columbia Financial, Inc.	73,046	848,795
Commerce Bancshares, Inc.	82,434	4,757,266
Community Financial System, Inc.	32,251	2,023,750
Community Trust Bancorp, Inc.	8,318	633,249
ConnectOne Bancorp, Inc.	30,584	961,561
Cullen/Frost Bankers, Inc.	38,205	6,146,038
Customers Bancorp, Inc. *	18,729	1,464,233
CVB Financial Corp.	99,420	2,204,141
Dime Commercial Bancshares, Inc.	23,671	956,308
Eagle Bancorp, Inc.	17,500	477,575
East West Bancorp, Inc.	82,200	10,427,892
Eastern Bankshares, Inc.	129,521	2,844,281
Enterprise Financial Services Corp.	20,639	1,305,004
Equity Bancshares, Inc., Class A	12,259	605,104
Esquire Financial Holdings, Inc.	3,900	435,708
FB Financial Corp.	23,233	1,323,352
Fifth Third Bancorp	543,314	29,213,994
Financial Institutions, Inc.	12,266	497,018
First BanCorp	93,767	2,614,224
First Bancorp/Southern Pines NC	23,425	1,485,848
First Busey Corp.	53,200	1,601,320
First Citizens BancShares, Inc., Class A	5,542	11,995,105
First Commonwealth Financial Corp.	61,701	1,277,211
First Community Bankshares, Inc.	9,732	471,905
First Financial Bancorp	62,514	2,039,832
First Financial Bankshares, Inc.	76,682	2,548,143
First Financial Corp.	6,687	523,458
First Hawaiian, Inc.	75,341	1,929,483
First Horizon Corp.	284,517	6,919,453
First Interstate BancSystem, Inc., Class A	52,106	1,918,022
First Merchants Corp.	37,170	1,541,440
First Mid Bancshares, Inc.	15,727	782,576
Firstsun Capital Bancorp *	18,602	744,266
Five Star Bancorp	10,105	463,011
Flagstar Bank NA	184,439	2,454,883
FNB Corp.	216,062	3,938,810
Fulton Financial Corp.	114,251	2,680,328
GBank Financial Holdings, Inc. *	5,200	101,764
German American Bancorp, Inc.	21,475	1,059,147
Glacier Bancorp, Inc.	76,312	3,534,009
Great Southern Bancorp, Inc.	4,752	371,939
Hancock Whitney Corp.	48,817	3,636,378
Hanmi Financial Corp.	15,737	487,847
HBT Financial, Inc.	12,770	453,080
Heritage Financial Corp.	26,920	769,104
Hilltop Holdings, Inc.	24,721	940,634
Hingham Institution For Savings	1,200	345,924
Home BancShares, Inc.	111,224	3,276,659
HomeTrust Bancshares, Inc.	8,573	398,130
Hope Bancorp, Inc.	82,199	1,133,524
Horizon Bancorp, Inc.	31,779	617,148
Huntington Bancshares, Inc.	1,221,015	20,372,635
Independent Bank Corp. /MA	29,029	2,356,574
Independent Bank Corp./MI	12,311	449,228
International Bancshares Corp.	32,033	2,247,435
See financial notes
Schwab U.S. Equity ETFs | Annual Holdings and Financial Statements

Schwab U.S. Broad Market ETF
Portfolio Holdings  as of August 31, 2026 (continued)

SECURITY	NUMBER OF SHARES	VALUE ($)
JPMorgan Chase & Co.	1,611,747	573,814,167
Kearny Financial Corp.	42,226	416,771
KeyCorp	553,873	11,969,196
Lakeland Financial Corp.	14,570	860,941
Live Oak Bancshares, Inc.	19,301	760,266
M&T Bank Corp.	88,250	20,645,205
Mechanics Bancorp, Class A	27,964	440,153
Mercantile Bank Corp.	10,339	617,859
Metrocity Bankshares, Inc.	13,494	469,861
Metropolitan Bank Holding Corp.	6,457	586,166
Mid Penn Bancorp, Inc.	12,019	437,612
Midland States Bancorp, Inc.	11,502	377,151
National Bank Holdings Corp., Class A	26,859	1,109,008
NB Bancorp, Inc.	21,592	482,149
NBT Bancorp, Inc.	31,302	1,609,549
Nicolet Bankshares, Inc.	11,062	1,873,239
Northeast Bank	4,200	529,830
Northpointe Bancshares, Inc.	5,900	100,241
Northwest Bancshares, Inc.	85,890	1,313,258
OceanFirst Financial Corp.	54,060	1,018,490
OFG Bancorp	25,842	1,345,076
Old National Bancorp	208,020	5,321,152
Old Second Bancorp, Inc.	33,405	837,797
Origin Bancorp, Inc.	16,455	874,254
Orrstown Financial Services, Inc.	11,541	481,260
Park National Corp.	9,540	1,863,067
Pathward Financial, Inc.	12,549	1,022,242
Peapack-Gladstone Financial Corp.	7,818	348,996
Peoples Bancorp, Inc.	20,702	815,038
Pinnacle Financial Partners, Inc.	90,589	9,056,182
PNC Financial Services Group, Inc.	241,434	57,854,829
Popular, Inc.	38,708	6,510,299
Preferred Bank	6,654	681,569
Prosperity Bancshares, Inc.	70,439	5,040,615
Provident Financial Services, Inc.	78,173	1,829,248
QCR Holdings, Inc.	9,564	951,331
Regions Financial Corp.	513,652	15,347,922
Renasant Corp.	55,015	2,250,664
Republic Bancorp, Inc., Class A	4,756	444,734
S&T Bancorp, Inc.	21,032	1,040,663
Seacoast Banking Corp. of Florida	56,490	1,918,118
ServisFirst Bancshares, Inc.	60,706	2,612,786
Simmons First National Corp., Class A	87,510	1,975,976
SmartFinancial, Inc.	8,370	423,104
South Plains Financial, Inc.	7,100	309,560
Southern Missouri Bancorp, Inc.	5,612	412,987
Southside Bancshares, Inc.	16,445	519,004
Southstate Bank Corp.	58,620	6,148,652
Stock Yards Bancorp, Inc.	16,288	1,290,173
Texas Capital Bancshares, Inc.	25,772	2,504,523
TFS Financial Corp.	25,595	447,145
Tompkins Financial Corp.	7,606	738,695
Towne Bank	52,493	1,944,341
TriCo Bancshares	18,852	1,006,320
Triumph Financial, Inc. *	13,170	938,363
Truist Financial Corp.	748,817	37,126,347
TrustCo Bank Corp.	10,097	572,702
Trustmark Corp.	36,561	1,678,881
U.S. Bancorp	934,526	57,548,111
UMB Financial Corp.	42,210	5,978,202
United Bankshares, Inc.	82,140	3,871,258
United Community Banks, Inc.	70,770	2,465,627
Univest Financial Corp.	16,289	676,319
Valley National Bancorp	285,509	3,894,343
WaFd, Inc.	45,504	1,627,223
Washington Trust Bancorp, Inc.	11,591	453,556
SECURITY	NUMBER OF SHARES	VALUE ($)
Wells Fargo & Co.	1,838,808	158,854,623
WesBanco, Inc.	55,133	2,205,871
Westamerica BanCorp	14,341	832,495
Western Alliance Bancorp	62,215	4,860,858
Wintrust Financial Corp.	40,019	6,017,257
WSFS Financial Corp.	31,802	2,463,065
Zions Bancorp NA	87,029	5,803,964
		1,653,974,912

Capital Goods 7.0%
3D Systems Corp. *	78,758	258,326
3M Co.	313,810	53,921,972
A.O. Smith Corp.	67,843	4,011,557
AAON, Inc.	40,101	3,046,473
AAR Corp. *	23,357	3,019,827
Acuity, Inc.	17,631	5,849,790
Advanced Drainage Systems, Inc.	42,654	5,789,427
AECOM	77,695	5,238,974
AeroVironment, Inc. *	19,511	2,894,457
Aevex Corp., Class A *	17,313	304,709
AGCO Corp.	36,722	4,344,580
AIAI Holdings Corp., Class A *(a)	34,557	128,898
AirJoule Technologies Corp. *	8,000	36,240
Alamo Group, Inc.	6,204	1,021,054
Albany International Corp., Class A	17,106	948,186
Allegion PLC	50,831	7,891,513
Alliance Laundry Holdings, Inc. *	34,005	779,055
Allient, Inc.	8,606	809,050
Allison Transmission Holdings, Inc.	49,522	6,225,411
Ameresco, Inc., Class A *	18,500	409,220
American Superconductor Corp. *	30,711	881,713
AMETEK, Inc.	138,241	32,510,136
Amprius Technologies, Inc. *	89,273	882,017
API Group Corp. *	231,345	9,080,291
Apogee Enterprises, Inc.	17,564	686,050
Applied Industrial Technologies, Inc.	21,881	7,089,006
Archer Aviation, Inc., Class A *	383,163	2,214,682
Arcosa, Inc.	28,663	4,164,734
Argan, Inc.	8,606	3,657,464
Armstrong World Industries, Inc.	26,093	4,503,130
Array Technologies, Inc. *	96,444	426,282
Arxis, Inc., Class A *	28,150	1,457,326
Astec Industries, Inc.	13,148	559,447
Astronics Corp. *	22,054	1,624,718
ATI, Inc. *	82,518	16,850,176
Atkore, Inc.	20,882	1,956,435
Atmus Filtration Technologies, Inc.	48,681	2,299,204
Axon Enterprise, Inc. *	48,249	27,335,953
AZZ, Inc.	18,062	2,477,384
Beta Technologies, Inc., Class A *	17,000	341,700
Bloom Energy Corp., Class A *	157,644	32,521,957
Blue Bird Corp. *	18,273	1,062,575
BlueLinx Holdings, Inc. *	9,031	719,139
Boeing Co. *	472,594	98,195,581
Boise Cascade Co.	21,306	1,662,081
Bowman Consulting Group Ltd. *	8,117	345,703
Builders FirstSource, Inc. *	63,778	4,234,859
BWX Technologies, Inc.	55,868	8,508,138
Cadre Holdings, Inc.	15,098	447,807
Carlisle Cos., Inc.	24,086	8,347,726
Carpenter Technology Corp.	29,969	14,277,831
Carrier Global Corp.	468,617	27,282,882
Caterpillar, Inc.	277,165	221,030,773
CECO Environmental Corp. *	31,331	2,230,767
Centuri Holdings, Inc. *	49,249	1,005,172
ChargePoint Holdings, Inc. *	15,000	82,500
CNH Industrial NV	532,629	6,301,001
See financial notes

Schwab U.S. Equity ETFs | Annual Holdings and Financial Statements

Schwab U.S. Broad Market ETF
Portfolio Holdings  as of August 31, 2026 (continued)

SECURITY	NUMBER OF SHARES	VALUE ($)
Columbus McKinnon Corp.	33,145	585,341
Comfort Systems USA, Inc.	21,199	32,765,598
Construction Partners, Inc., Class A *	27,706	2,942,377
Core & Main, Inc., Class A *	113,444	4,873,554
Crane Co.	29,515	6,052,641
CSW Industrials, Inc.	9,640	2,978,278
Cummins, Inc.	83,354	47,044,998
Curtiss-Wright Corp.	22,122	12,886,729
Custom Truck One Source, Inc. *	38,102	350,919
Deere & Co.	151,190	99,015,843
Distribution Solutions Group, Inc. *	5,809	202,095
DNOW, Inc. *	113,199	1,814,580
Donaldson Co., Inc.	68,966	6,268,320
Douglas Dynamics, Inc.	12,323	506,106
Dover Corp.	80,414	15,618,811
Ducommun, Inc. *	8,699	1,491,183
DuPont de Nemours, Inc.	81,719	10,998,560
DXP Enterprises, Inc. *	7,607	1,428,062
Dycom Industries, Inc. *	17,946	5,226,055
Eaton Corp. PLC	233,631	93,891,626
Elmet Group Co. *(a)	10,418	170,959
EMCOR Group, Inc.	26,559	19,508,648
Emerson Electric Co.	336,315	51,267,859
Energy Vault Holdings, Inc. *	67,288	228,779
Enerpac Tool Group Corp.	32,522	1,213,721
EnerSys	21,815	4,010,906
Enovix Corp. *	111,866	378,107
Enpro, Inc.	12,544	3,715,784
Eos Energy Enterprises, Inc. *(a)	193,299	622,423
EquipmentShare.com, Inc., Class A *	20,000	352,200
Esab Corp.	34,048	2,566,538
ESCO Technologies, Inc.	15,635	4,268,824
Eve Holding, Inc. *	51,042	114,845
Everus Construction Group, Inc. *	30,188	3,475,544
Fastenal Co.	688,208	33,935,536
Federal Signal Corp.	36,180	4,233,060
Ferguson Enterprises, Inc.	115,839	26,007,014
Firefly Aerospace, Inc. *	19,334	408,334
Flowserve Corp.	75,532	5,973,826
Fluence Energy, Inc. *	50,556	546,510
Fluor Corp. *	84,486	4,605,332
Forgent Power Solutions, Inc., Class A *	114,988	3,511,734
Fortive Corp.	184,499	10,855,921
Fortune Brands Innovations, Inc.	72,904	3,231,834
Franklin Electric Co., Inc.	22,478	2,249,823
FTAI Aviation Ltd.	61,468	11,685,067
Gates Industrial Corp. Ltd. *	154,766	3,958,914
GATX Corp.	21,036	3,679,827
GE Vernova, Inc.	161,667	145,262,650
Generac Holdings, Inc. *	35,093	6,505,540
General Dynamics Corp.	152,782	56,735,596
General Electric Co.	627,047	210,505,948
Gibraltar Industries, Inc. *	21,703	976,418
Global Industrial Co.	7,498	293,172
Gorman-Rupp Co.	13,453	1,014,356
Graco, Inc.	98,815	7,651,245
Graham Corp. *	6,243	544,452
Granite Construction, Inc.	26,250	3,164,700
Greenbrier Cos., Inc.	22,172	999,292
Griffon Corp.	22,977	2,237,730
Hawkeye 360, Inc. *	12,020	227,899
Hayward Holdings, Inc. *	121,102	1,701,483
HEICO Corp.	59,142	19,584,873
Helios Technologies, Inc.	20,829	1,520,934
Herc Holdings, Inc.	17,725	2,700,227
Hexcel Corp.	45,708	4,235,760
Hillman Solutions Corp. *	114,334	880,372
SECURITY	NUMBER OF SHARES	VALUE ($)
Honeywell Aerospace, Inc. *	190,019	30,043,904
Honeywell International, Inc.	191,048	40,794,479
Howmet Aerospace, Inc.	241,256	59,095,657
Hubbell, Inc.	31,759	14,386,827
Huntington Ingalls Industries, Inc.	23,485	6,838,832
Hyliion Holdings Corp. *	75,749	262,849
IDEX Corp.	44,587	10,194,372
IES Holdings, Inc. *	10,654	3,228,162
Illinois Tool Works, Inc.	157,337	43,325,890
Ingersoll Rand, Inc.	213,810	16,474,061
Insteel Industries, Inc.	11,550	347,655
Intuitive Machines, Inc. *	77,239	1,186,391
ITT, Inc.	53,699	10,755,373
Janus International Group, Inc. *	40,098	198,886
JBT Marel Corp.	31,224	3,649,149
JELD-WEN Holding, Inc. *	61,734	147,544
Johnson Controls International PLC	365,744	50,560,451
Kadant, Inc.	6,759	2,021,887
Karman Holdings, Inc. *	54,514	2,259,605
Kennametal, Inc.	47,463	1,392,564
Kratos Defense & Security Solutions, Inc. *	113,893	5,806,265
L3Harris Technologies, Inc.	112,108	29,848,755
Legence Corp., Class A *	31,983	1,713,329
Lennox International, Inc.	18,856	7,215,060
Leonardo DRS, Inc.	44,269	1,682,222
Limbach Holdings, Inc. *	8,494	350,123
Lincoln Electric Holdings, Inc.	33,185	9,332,618
Lindsay Corp.	5,967	685,668
Loar Holdings, Inc. *	20,600	1,445,914
Lockheed Martin Corp.	122,041	68,493,070
Louisiana-Pacific Corp.	37,450	2,640,600
LSI Industries, Inc.	25,827	505,951
Madison Air Solutions Corp., Class A *	54,446	1,437,374
Manitowoc Co., Inc. *	21,000	407,820
Masco Corp.	122,416	8,833,539
MasTec, Inc. *	37,211	8,922,454
Masterbrand, Inc. *	151,242	1,247,747
McGrath RentCorp	14,225	1,599,459
Mercury Systems, Inc. *	32,849	2,868,703
Merlin, Inc. *(a)	31,671	95,963
Middleby Corp. *	25,050	2,776,542
Midera Food Processing, Inc. *	25,050	1,174,344
Miller Industries, Inc.	6,716	376,230
Modine Manufacturing Co. *	31,756	5,666,223
Moog, Inc., Class A	17,067	6,340,391
MSC Industrial Direct Co., Inc., Class A	26,713	3,175,641
Mueller Industries, Inc.	132,636	8,277,813
Mueller Water Products, Inc., Class A	93,514	2,257,428
MYR Group, Inc. *	9,703	2,827,648
NANO Nuclear Energy, Inc. *	12,654	231,442
National Presto Industries, Inc.	2,567	389,440
Nextpower, Inc., Class A *	88,175	7,232,995
Nordson Corp.	31,924	10,270,589
Northrop Grumman Corp.	80,002	43,177,079
NPK International, Inc. *	48,628	645,780
NuScale Power Corp. *	133,699	1,239,390
nVent Electric PLC	97,027	14,626,820
Oshkosh Corp.	37,298	5,747,995
Otis Worldwide Corp.	229,694	16,338,134
Owens Corning	49,218	6,799,467
PACCAR, Inc.	315,929	39,216,267
Parker-Hannifin Corp.	75,653	74,097,574
Pentair PLC	97,628	5,902,589
Plug Power, Inc. *	855,519	1,847,921
Powell Industries, Inc.	17,210	3,093,153
Power Solutions International, Inc. *	3,500	127,085
See financial notes
Schwab U.S. Equity ETFs | Annual Holdings and Financial Statements

Schwab U.S. Broad Market ETF
Portfolio Holdings  as of August 31, 2026 (continued)

SECURITY	NUMBER OF SHARES	VALUE ($)
Preformed Line Products Co.	1,518	608,490
Primoris Services Corp.	32,516	2,344,729
Proto Labs, Inc. *	13,117	1,050,147
Quanex Building Products Corp.	31,461	604,680
Quanta Services, Inc.	90,387	54,873,044
QXO, Inc. *	491,523	6,527,425
RBC Bearings, Inc. *	19,278	9,528,344
Red Cat Holdings, Inc. *(a)	77,220	663,320
Redwire Corp. *	69,999	748,989
Regal Rexnord Corp.	39,753	6,298,863
Resideo Technologies, Inc. *	80,995	1,568,063
Rocket Lab Corp. *	306,410	19,585,727
Rockwell Automation, Inc.	66,878	28,385,030
RTX Corp.	809,258	168,107,164
Rush Enterprises, Inc., Class A	41,687	3,202,812
Sensata Technologies Holding PLC	86,533	3,550,449
SES AI Corp. *	164,100	85,283
Shoals Technologies Group, Inc., Class A *	100,101	692,699
Simpson Manufacturing Co., Inc.	24,906	4,548,085
SiteOne Landscape Supply, Inc. *	27,616	2,721,004
Snap-on, Inc.	31,120	12,021,967
Solv Energy, Inc., Class A *	21,062	537,502
SPX Technologies, Inc. *	30,399	5,981,003
StandardAero, Inc. *	114,907	2,814,072
Standex International Corp.	7,037	2,038,337
Stanley Black & Decker, Inc.	93,590	9,019,268
Sterling Infrastructure, Inc. *	18,262	8,584,418
Sunbelt Rentals Holdings, Inc.	247,152	17,864,147
Sunrun, Inc. *	155,188	1,329,961
Symbotic, Inc. *	35,445	1,406,103
Tecnoglass Holdings, Inc.	20,934	831,080
Tennant Co.	10,652	741,379
Terex Corp.	67,964	4,316,394
Terrestrial Energy, Inc. *(a)	43,837	227,076
Textron, Inc.	105,019	8,460,331
Timken Co.	38,533	4,641,300
Titan International, Inc. *	31,762	228,369
Titan Machinery, Inc. *	11,148	229,314
Toro Co.	58,439	5,715,919
Trane Technologies PLC	132,451	58,861,224
Transcat, Inc. *	5,428	469,468
TransDigm Group, Inc.	33,713	39,502,871
Trex Co., Inc. *	64,919	2,959,008
Trinity Industries, Inc.	46,701	1,345,923
Tutor Perini Corp.	25,560	2,262,571
UFP Industries, Inc.	34,966	2,955,326
United Rentals, Inc.	37,491	38,915,658
V2X, Inc. *	12,226	943,358
Valmont Industries, Inc.	11,545	5,422,225
Vertiv Holdings Co., Class A	230,906	59,740,000
Vicor Corp. *	14,803	2,778,227
Virgin Galactic Holdings, Inc. *(a)	64,869	189,417
Voyager Technologies, Inc., Class A *	7,300	245,499
VSE Corp.	17,015	3,550,690
Wabash National Corp.	17,742	239,340
Watsco, Inc.	20,688	6,409,556
Watts Water Technologies, Inc., Class A	16,352	5,980,744
WESCO International, Inc.	28,855	9,822,242
Westinghouse Air Brake Technologies Corp.	102,769	29,384,740
Willis Lease Finance Corp.	4,644	251,380
WillScot Holdings Corp.	110,383	2,284,928
Woodward, Inc.	36,280	12,328,670
Worthington Enterprises, Inc.	16,967	974,584
WW Grainger, Inc.	26,082	34,154,118
X-Energy, Inc. *(a)	28,881	532,854
SECURITY	NUMBER OF SHARES	VALUE ($)
Xometry, Inc., Class A *	29,533	2,737,414
Xylem, Inc.	143,022	15,748,152
York Space Systems, Inc. *(a)	12,500	113,625
Zurn Elkay Water Solutions Corp., Class C	88,382	4,224,660
		3,140,809,162

Commercial & Professional Services 1.1%
ABM Industries, Inc.	37,184	1,733,890
ACCO Brands Corp.	53,071	227,144
ACV Auctions, Inc., Class A *	132,913	934,378
Alight, Inc., Class A	23,442	335,455
Amentum Holdings, Inc. *	89,036	1,779,830
Automatic Data Processing, Inc.	239,324	68,484,956
Barrett Business Services, Inc.	13,459	462,990
BlackSky Technology, Inc. *	18,034	416,585
Booz Allen Hamilton Holding Corp., Class A	72,241	5,465,032
Brady Corp., Class A	25,271	2,290,816
BrightView Holdings, Inc. *	56,524	627,982
Brink's Co.	24,380	2,655,713
Broadridge Financial Solutions, Inc.	69,823	12,734,319
CACI International, Inc., Class A *	13,007	8,103,491
Casella Waste Systems, Inc., Class A *	37,903	3,496,552
CBIZ, Inc. *	28,591	1,557,924
Cimpress PLC *	8,762	780,782
Cintas Corp.	203,655	41,095,542
Clarivate PLC *	365,304	748,873
Clean Harbors, Inc. *	29,426	9,276,546
Concentrix Corp.	25,000	752,500
Conduent, Inc. *	154,113	265,074
Copart, Inc. *	532,607	17,570,705
CoreCivic, Inc. *	60,436	2,007,684
CRA International, Inc.	3,642	635,529
Deluxe Corp.	35,475	819,473
Ennis, Inc.	14,809	316,024
Enviri Corp. *	16,494	367,486
Equifax, Inc.	72,054	13,629,735
ExlService Holdings, Inc. *	96,637	3,679,937
Exponent, Inc.	30,419	2,160,053
First Advantage Corp. *	56,836	1,194,693
Forrester Research, Inc. *	7,000	86,100
Franklin Covey Co. *	6,000	122,100
FTI Consulting, Inc. *	17,472	2,630,759
Genpact Ltd.	97,290	3,695,074
GEO Group, Inc. *	79,244	2,520,752
Healthcare Services Group, Inc. *	43,338	953,003
HNI Corp.	46,538	2,253,835
Huron Consulting Group, Inc. *	9,000	1,439,010
ICF International, Inc.	13,397	1,193,673
Innodata, Inc. *	18,500	1,043,770
Insperity, Inc.	25,481	1,359,411
Interface, Inc.	34,857	1,321,777
Jacobs Solutions, Inc.	70,380	10,490,139
KBR, Inc.	76,165	2,856,187
Kelly Services, Inc., Class A	23,385	402,222
Kforce, Inc.	11,106	639,483
Korn Ferry	31,089	2,659,664
Legalzoom.com, Inc. *	67,067	417,827
Leidos Holdings, Inc.	76,241	10,689,751
Liquidity Services, Inc. *	12,128	505,495
ManpowerGroup, Inc.	27,200	1,712,240
Maximus, Inc.	30,476	1,760,599
MillerKnoll, Inc.	40,975	925,625
Mobility Global, Inc.	181,852	3,691,596
MSA Safety, Inc.	21,286	3,975,586
Onterris, Inc. *	14,767	246,904
See financial notes

Schwab U.S. Equity ETFs | Annual Holdings and Financial Statements

Schwab U.S. Broad Market ETF
Portfolio Holdings  as of August 31, 2026 (continued)

SECURITY	NUMBER OF SHARES	VALUE ($)
OPENLANE, Inc. *	70,178	2,498,337
Parsons Corp. *	32,256	1,568,932
Paychex, Inc.	193,992	24,702,941
Paycom Software, Inc.	26,347	6,299,568
Paylocity Holding Corp. *	26,116	4,184,306
Pitney Bowes, Inc.	75,492	1,293,178
Planet Labs PBC *	177,119	3,515,812
RB Global, Inc.	111,341	9,417,222
Republic Services, Inc.	119,569	26,415,183
Resources Connection, Inc.	20,000	83,800
Robert Half, Inc.	62,956	2,854,425
Rollins, Inc.	174,857	6,307,092
Science Applications International Corp.	25,404	3,257,301
SS&C Technologies Holdings, Inc.	126,086	10,461,355
Tetra Tech, Inc.	158,767	5,737,839
TIC Solutions, Inc. *	112,257	1,065,319
TransUnion	118,493	10,061,241
TriNet Group, Inc.	17,414	1,224,030
TrueBlue, Inc. *	18,000	188,820
UL Solutions, Inc., Class A	48,931	3,646,338
UniFirst Corp.	8,519	2,356,355
Upwork, Inc. *	70,184	633,762
Veralto Corp.	148,163	14,604,427
Verisk Analytics, Inc.	78,623	15,235,565
Verra Mobility Corp. *	43,614	193,210
Vestis Corp. *	68,610	858,311
Waste Management, Inc.	223,213	48,865,790
Willdan Group, Inc. *	7,978	701,665
		474,432,399

Consumer Discretionary Distribution & Retail 5.1%
1-800-Flowers.com, Inc., Class A *	16,000	58,400
Abercrombie & Fitch Co., Class A *	27,531	3,939,136
Academy Sports & Outdoors, Inc.	39,941	1,715,865
Advance Auto Parts, Inc.	38,026	1,603,937
Amazon.com, Inc. *	5,885,689	1,528,925,432
American Eagle Outfitters, Inc.	95,902	1,594,850
America's Car-Mart, Inc. *	7,000	16,100
Arhaus, Inc.	59,693	519,926
Arko Corp.	44,434	202,619
Asbury Automotive Group, Inc. *	11,380	2,405,732
AutoNation, Inc. *	14,991	3,016,939
AutoZone, Inc. *	9,905	29,628,232
Bath & Body Works, Inc.	132,318	2,547,122
Best Buy Co., Inc.	116,912	9,370,497
Bob's Discount Furniture, Inc. *	13,961	234,964
Boot Barn Holdings, Inc. *	17,685	2,663,892
Buckle, Inc.	20,013	852,554
Burlington Stores, Inc. *	37,811	9,821,785
Caleres, Inc.	33,946	413,462
Camping World Holdings, Inc., Class A	45,867	296,301
CarMax, Inc. *	84,046	5,154,541
Carvana Co. *	428,927	31,508,977
Chewy, Inc., Class A *	147,351	3,506,954
Coupang, Inc. *	798,495	12,823,830
Designer Brands, Inc., Class A	20,000	109,400
Dick's Sporting Goods, Inc.	39,475	5,333,073
Dillard's, Inc., Class A	1,736	1,086,684
eBay, Inc.	266,657	27,614,999
Enhanced Group, Inc. *(a)	55,150	88,792
Etsy, Inc. *	56,698	4,611,248
Five Below, Inc. *	33,256	8,208,911
Floor & Decor Holdings, Inc., Class A *	67,968	3,416,751
GameStop Corp., Class A *	249,532	4,586,398
Gap, Inc.	136,785	3,051,673
SECURITY	NUMBER OF SHARES	VALUE ($)
Genesco, Inc. *	6,608	221,170
Genuine Parts Co.	82,583	11,204,036
GigaCloud Technology, Inc., Class A *	15,615	757,796
Gold.com, Inc.	12,773	574,402
Group 1 Automotive, Inc.	6,962	1,876,537
Groupon, Inc. *(a)	22,522	431,972
Haverty Furniture Cos., Inc.	8,044	219,360
Home Depot, Inc.	598,368	196,162,981
Kohl's Corp.	66,476	1,184,602
Lands' End, Inc. *	7,418	87,755
Lithia Motors, Inc.	13,579	4,987,838
LKQ Corp.	154,244	3,871,524
Lowe's Cos., Inc.	335,836	68,745,629
Macy's, Inc.	158,585	3,482,527
MarineMax, Inc. *	11,506	600,383
Monro, Inc.	17,179	214,050
Murphy USA, Inc.	10,062	5,185,854
National Vision Holdings, Inc. *	46,456	793,468
Neighborhood Intelligence, Inc. *	36,139	142,026
Ollie's Bargain Outlet Holdings, Inc. *	36,301	2,737,821
O'Reilly Automotive, Inc. *	497,979	44,220,535
Outdoor Holding Co. *	52,604	113,625
Pattern Group, Inc., Class A *	15,993	331,535
Penske Automotive Group, Inc.	10,715	2,320,762
Petco Health & Wellness Co., Inc. *	135,657	360,848
Pool Corp.	19,017	3,547,051
RealReal, Inc. *	58,497	599,009
Revolve Group, Inc. *	23,000	511,060
RH *	10,294	1,535,350
Ross Stores, Inc.	193,622	44,250,372
Sally Beauty Holdings, Inc. *	39,844	652,645
Savers Value Village, Inc. *	23,758	245,420
Shoe Station Group, Inc.	10,461	143,316
Signet Jewelers Ltd.	23,211	1,909,801
Sonic Automotive, Inc., Class A	8,646	680,008
Stitch Fix, Inc., Class A *	67,645	214,435
ThredUp, Inc., Class A *	76,374	205,446
TJX Cos., Inc.	664,404	88,970,340
Tractor Supply Co.	316,779	11,055,587
Ulta Beauty, Inc. *	25,960	13,943,116
Upbound Group, Inc.	35,748	654,188
Urban Outfitters, Inc. *	31,464	2,538,830
Valvoline, Inc. *	77,110	2,472,147
Victoria's Secret & Co. *	47,676	4,072,007
Warby Parker, Inc., Class A *	58,592	1,441,363
Wayfair, Inc., Class A *	66,549	6,606,319
Williams-Sonoma, Inc.	70,456	16,081,582
Winmark Corp.	1,708	568,286
Zumiez, Inc. *	8,189	146,583
		2,264,803,273

Consumer Durables & Apparel 0.6%
Acushnet Holdings Corp.	17,363	1,499,990
Beazer Homes USA, Inc. *	16,658	552,712
Brunswick Corp.	38,974	2,958,127
Callaway Golf Co. *	83,736	1,315,493
Capri Holdings Ltd. *	71,626	949,044
Carter's, Inc.	21,000	680,190
Cavco Industries, Inc. *	4,668	2,610,019
Century Communities, Inc.	15,571	1,051,821
Champion Homes, Inc. *	34,207	3,053,659
Columbia Sportswear Co.	14,501	832,357
Crocs, Inc. *	29,308	3,528,097
Deckers Outdoor Corp. *	84,527	7,360,611
Dr. Horton, Inc.	158,544	22,919,121
Dream Finders Homes, Inc., Class A *	29,431	413,506
Ethan Allen Interiors, Inc.	23,422	553,930
See financial notes
Schwab U.S. Equity ETFs | Annual Holdings and Financial Statements

Schwab U.S. Broad Market ETF
Portfolio Holdings  as of August 31, 2026 (continued)

SECURITY	NUMBER OF SHARES	VALUE ($)
Figs, Inc., Class A *	93,878	1,440,088
Funko, Inc., Class A *	23,000	154,560
Garmin Ltd.	98,449	27,970,345
G-III Apparel Group Ltd.	22,408	730,277
GoPro, Inc., Class A *	75,926	66,526
Green Brick Partners, Inc. *	17,297	1,249,189
Hasbro, Inc.	80,620	7,586,342
Helen of Troy Ltd. *	13,500	406,350
Hovnanian Enterprises, Inc., Class A *	3,200	397,216
Installed Building Products, Inc.	13,268	3,221,868
Johnson Outdoors, Inc., Class A	4,785	215,325
KB Home	37,691	2,008,930
Kontoor Brands, Inc.	31,033	2,340,199
Latham Group, Inc. *	25,271	178,666
La-Z-Boy, Inc.	23,787	752,621
Legacy Housing Corp. *	6,676	187,796
Lennar Corp., Class A	136,405	11,473,025
Levi Strauss & Co., Class A	55,258	1,147,156
LGI Homes, Inc. *	11,830	661,770
Lululemon Athletica, Inc. *	64,553	7,763,144
M/I Homes, Inc. *	15,173	2,257,894
Malibu Boats, Inc., Class A *	11,217	302,410
Mattel, Inc. *	174,833	2,613,753
Meritage Homes Corp.	39,870	2,768,174
Mohawk Industries, Inc. *	31,321	4,016,918
Movado Group, Inc.	8,138	274,495
Newell Brands, Inc.	294,260	1,839,125
NIKE, Inc., Class B	720,632	28,147,886
NVR, Inc. *	1,603	10,123,314
Oxford Industries, Inc.	9,278	355,255
Peloton Interactive, Inc., Class A *	252,616	1,354,022
Polaris, Inc.	31,994	2,064,893
PulteGroup, Inc.	114,227	14,429,155
PVH Corp.	27,657	2,051,043
Ralph Lauren Corp.	22,982	7,972,456
SharkNinja, Inc. *	42,539	8,188,332
Smith & Wesson Brands, Inc.	25,128	319,628
Somnigroup International, Inc.	140,667	9,108,188
Sonos, Inc. *	76,522	1,193,743
Steven Madden Ltd.	42,953	1,854,711
Sturm Ruger & Co., Inc.	9,917	376,548
Tapestry, Inc.	121,487	14,990,281
Toll Brothers, Inc.	56,675	8,130,029
Under Armour, Inc., Class A *	182,772	921,171
VF Corp.	198,629	2,669,574
Whirlpool Corp.	38,973	1,591,657
Wolverine World Wide, Inc.	46,553	918,491
YETI Holdings, Inc. *	45,410	1,864,080
		252,927,296

Consumer Services 1.8%
Accel Entertainment, Inc. *	31,749	369,558
ADT, Inc.	350,179	2,587,823
Airbnb, Inc., Class A *	251,097	46,005,992
Aramark	157,800	8,885,718
Biglari Holdings, Inc., Class B *	400	155,392
BJ's Restaurants, Inc. *	12,955	823,808
Bloomin' Brands, Inc. *	73,293	754,918
Booking Holdings, Inc.	466,558	92,887,032
Boyd Gaming Corp.	33,949	2,634,103
Bright Horizons Family Solutions, Inc. *	32,044	2,377,024
Brinker International, Inc. *	25,622	5,854,627
Caesars Entertainment, Inc. *	125,135	3,716,509
Carnival Corp. Ltd.	771,593	18,433,357
Carriage Services, Inc.	7,528	253,317
Cava Group, Inc. *	60,304	3,964,988
SECURITY	NUMBER OF SHARES	VALUE ($)
Cheesecake Factory, Inc.	26,093	2,856,923
Chipotle Mexican Grill, Inc. *	771,805	29,351,744
Choice Hotels International, Inc.	12,500	1,292,000
Churchill Downs, Inc.	39,899	3,490,365
Coursera, Inc. *	138,128	900,595
Covista, Inc. *	20,540	2,718,058
Cracker Barrel Old Country Store, Inc.	14,932	824,844
Darden Restaurants, Inc.	68,557	14,689,023
Dine Brands Global, Inc.	9,159	302,980
Domino's Pizza, Inc.	18,090	6,187,865
DoorDash, Inc., Class A *	226,711	52,538,007
DraftKings, Inc., Class A *	296,784	7,208,883
Driven Brands Holdings, Inc. *	35,464	440,463
Duolingo, Inc., Class A *	24,893	3,693,125
Dutch Bros, Inc., Class A *	75,836	3,705,347
El Pollo Loco Holdings, Inc. *	12,037	183,805
Expedia Group, Inc.	68,821	21,824,515
First Watch Restaurant Group, Inc. *	27,448	348,041
Flutter Entertainment PLC *	104,799	10,498,764
Frontdoor, Inc. *	42,100	3,404,627
Global Business Travel Group I *	72,626	687,042
Graham Holdings Co., Class B	2,012	2,271,327
Grand Canyon Education, Inc. *	15,402	2,281,498
H&R Block, Inc.	75,154	3,881,704
Hilton Grand Vacations, Inc. *	35,824	1,519,296
Hilton Worldwide Holdings, Inc.	136,345	43,123,197
Hyatt Hotels Corp., Class A	24,443	4,081,248
KinderCare Learning Cos., Inc. *	31,085	78,334
Krispy Kreme, Inc. *	71,686	245,166
Kura Sushi USA, Inc., Class A *	3,998	182,549
Las Vegas Sands Corp.	178,123	7,803,569
Laureate Education, Inc. *	78,313	2,939,087
Life Time Group Holdings, Inc. *	92,022	3,866,764
Lincoln Educational Services Corp. *	17,219	433,230
Lindblad Expeditions Holdings, Inc. *	26,708	709,364
Lucky Strike Entertainment Corp., Class C (a)	18,097	114,011
Marriott International, Inc., Class A	131,676	45,001,590
Marriott Vacations Worldwide Corp.	16,062	1,674,624
Matthews International Corp., Class A	16,840	349,767
McDonald's Corp.	427,065	112,548,710
McGraw Hill, Inc. *	14,000	183,820
MGM Resorts International *	115,186	4,764,093
Monarch Casino & Resort, Inc.	7,088	853,750
Navan, Inc., Class A *	24,641	716,067
Norwegian Cruise Line Holdings Ltd. *	272,857	4,403,912
OneSpaWorld Holdings Ltd.	63,199	1,569,231
Papa John's International, Inc. (a)	25,254	592,964
Penn Entertainment, Inc. *	76,793	1,283,211
Perdoceo Education Corp.	38,188	1,269,369
Phoenix Education Partners, Inc.	2,500	72,775
Planet Fitness, Inc., Class A *	51,560	2,660,496
Portillo's, Inc., Class A *	67,288	307,506
Pursuit Attractions & Hospitality, Inc. *	11,440	549,120
RCI Hospitality Holdings, Inc.	6,000	174,780
Red Rock Resorts, Inc., Class A	27,834	1,563,157
Royal Caribbean Cruises Ltd.	149,189	40,093,052
Rush Street Interactive, Inc. *	61,225	1,577,156
Sabre Corp. *	247,055	536,109
Service Corp. International	82,764	6,756,853
Shake Shack, Inc., Class A *	24,804	1,708,748
Six Flags Entertainment Corp. *	60,921	916,861
Starbucks Corp.	683,080	72,577,250
Strategic Education, Inc.	13,865	1,148,577
Stride, Inc. *	24,541	2,127,459
Sweetgreen, Inc., Class A *	71,409	497,007
Target Hospitality Corp. *	18,754	347,324
Texas Roadhouse, Inc.	39,132	7,654,219
See financial notes

Schwab U.S. Equity ETFs | Annual Holdings and Financial Statements

Schwab U.S. Broad Market ETF
Portfolio Holdings  as of August 31, 2026 (continued)

SECURITY	NUMBER OF SHARES	VALUE ($)
Travel & Leisure Co.	37,438	2,574,237
United Parks & Resorts, Inc. *	14,007	560,420
Universal Technical Institute, Inc. *	31,881	673,646
Vail Resorts, Inc.	20,730	2,838,144
Wendy's Co.	63,181	524,402
Wingstop, Inc.	16,164	1,769,635
Wyndham Hotels & Resorts, Inc.	45,212	3,330,316
Wynn Resorts Ltd.	49,949	4,559,345
Xponential Fitness, Inc., Class A *	25,000	136,250
Yum! Brands, Inc.	166,678	25,553,404
		789,380,882

Consumer Staples Distribution & Retail 1.6%
Albertsons Cos., Inc., Class A	214,170	2,644,999
Andersons, Inc.	21,232	1,377,320
BJ's Wholesale Club Holdings, Inc. *	76,574	6,941,433
Casey's General Stores, Inc.	22,226	16,718,619
Chefs' Warehouse, Inc. *	22,357	2,514,492
Costco Wholesale Corp.	266,673	251,709,978
Dollar General Corp.	131,689	16,691,581
Dollar Tree, Inc. *	108,846	13,778,815
Grocery Outlet Holding Corp. *	65,918	787,720
Ingles Markets, Inc., Class A	7,780	636,404
Kroger Co.	341,584	19,654,743
Maplebear, Inc. *	98,894	4,996,125
Natural Grocers by Vitamin Cottage, Inc., Class C	6,292	172,212
Performance Food Group Co. *	94,157	9,337,550
PriceSmart, Inc.	15,692	2,667,797
Sprouts Farmers Market, Inc. *	56,094	4,601,952
Sysco Corp.	288,157	23,363,770
Target Corp.	272,512	43,841,731
U.S. Foods Holding Corp. *	131,887	13,827,033
United Natural Foods, Inc. *	36,578	1,604,311
Walmart, Inc.	2,634,783	276,309,693
Weis Markets, Inc.	5,703	405,198
Yesway, Inc., Class A *	10,499	261,530
		714,845,006

Energy 3.6%
Antero Midstream Corp.	208,249	4,668,943
Antero Resources Corp. *	173,736	6,685,361
APA Corp.	214,895	9,272,719
Archrock, Inc.	110,965	3,497,617
Atlas Energy Solutions, Inc. *	47,487	622,080
Baker Hughes Co.	596,711	37,920,984
BKV Corp. *	21,377	516,468
Bristow Group, Inc.	16,536	750,569
Cactus, Inc., Class A	41,180	2,895,778
California Resources Corp.	46,715	2,477,296
Calumet, Inc. *	40,345	2,006,357
Centrus Energy Corp., Class A *	10,990	1,883,686
Cheniere Energy, Inc.	126,002	36,753,523
Chevron Corp.	1,124,900	231,886,886
Chord Energy Corp.	34,161	5,025,425
Clean Energy Fuels Corp. *	105,104	167,115
CNX Resources Corp. *	84,925	3,089,572
Comstock Resources, Inc. *	63,192	911,861
ConocoPhillips	731,666	96,938,428
Core Natural Resources, Inc.	30,318	3,101,531
Crescent Energy Co., Class A	146,251	2,002,176
CVR Energy, Inc.	17,075	714,760
Delek U.S. Holdings, Inc.	38,366	2,852,128
Devon Energy Corp.	691,321	33,535,982
Diamondback Energy, Inc.	117,517	23,559,808
Diversified Energy Co.	38,867	578,730
SECURITY	NUMBER OF SHARES	VALUE ($)
DMC Global, Inc. *	10,365	73,281
Dorian LPG Ltd.	21,236	1,062,649
DT Midstream, Inc.	62,092	8,135,294
EOG Resources, Inc.	321,654	46,626,964
EQT Corp.	375,873	20,364,799
Excelerate Energy, Inc., Class A	13,330	528,135
Expand Energy Corp.	143,705	14,106,083
Expro Ltd. *	59,034	1,069,696
ExxonMobil Holdings Corp.	2,492,475	401,163,851
Flowco Holdings, Inc., Class A	20,552	450,911
Granite Ridge Resources, Inc.	31,996	160,940
Green Plains, Inc. *	38,353	554,201
Gulfport Energy Corp. *	8,728	1,566,240
Halliburton Co.	503,418	18,550,953
Helix Energy Solutions Group, Inc. *	85,287	878,456
Helmerich & Payne, Inc.	59,052	2,573,486
HF Sinclair Corp.	91,138	9,260,532
HighPeak Energy, Inc.	15,000	122,850
Innovex International, Inc. *	21,521	660,049
International Seaways, Inc.	24,572	2,423,782
Kinder Morgan, Inc.	1,173,633	37,837,928
Kinetik Holdings, Inc.	31,403	1,721,827
Kodiak Gas Services, Inc.	58,965	3,465,373
Kosmos Energy Ltd. *	344,887	986,377
Liberty Energy, Inc.	98,887	1,949,063
Magnolia Oil & Gas Corp., Class A	137,960	3,704,226
Marathon Petroleum Corp.	175,962	65,690,134
Matador Resources Co.	70,393	4,083,498
Murphy Oil Corp.	79,818	2,906,972
Nabors Industries Ltd. *	9,065	848,847
National Energy Services Reunited Corp. *	37,270	1,308,550
NextDecade Corp. *	84,150	634,491
Noble Corp. PLC	73,892	3,386,470
Northern Oil & Gas, Inc.	71,515	1,860,105
NOV, Inc.	219,870	4,681,032
Occidental Petroleum Corp.	436,822	26,287,948
Oceaneering International, Inc. *	59,103	3,059,171
ONEOK, Inc.	377,550	36,248,576
Ovintiv, Inc.	166,435	10,926,458
Par Pacific Holdings, Inc. *	28,838	2,304,733
Patterson-UTI Energy, Inc.	208,833	2,639,649
PBF Energy, Inc., Class A	49,452	3,609,502
Peabody Energy Corp.	75,203	2,232,777
Permian Resources Corp., Class A	475,091	11,064,869
Phillips 66	240,794	59,374,985
ProPetro Holding Corp. *	59,140	671,830
Range Resources Corp.	141,337	5,840,045
REX American Resources Corp. *	16,264	668,125
Riley Exploration Permian, Inc.	6,262	244,406
RPC, Inc.	49,865	325,618
Sable Offshore Corp. *(a)	73,980	357,323
SandRidge Energy, Inc.	17,244	243,485
Seadrill Ltd. *	37,368	1,820,569
Select Water Solutions, Inc.	69,700	1,359,150
SLB Ltd.	898,005	53,970,101
SM Energy Co.	135,435	5,035,473
Solaris Energy Infrastructure, Inc.	33,348	1,693,078
Talos Energy, Inc. *	75,714	1,306,824
Targa Resources Corp.	129,585	38,052,635
TechnipFMC PLC	242,086	18,919,021
TETRA Technologies, Inc. *	79,727	550,116
Texas Pacific Land Corp.	34,786	13,021,791
Tidewater, Inc. *	26,556	2,472,895
Transocean Ltd. *	606,525	3,523,910
Uranium Energy Corp. *	289,700	3,545,928
VAALCO Energy, Inc.	62,163	369,248
Valaris Ltd. *	38,072	3,288,279
See financial notes
Schwab U.S. Equity ETFs | Annual Holdings and Financial Statements

Schwab U.S. Broad Market ETF
Portfolio Holdings  as of August 31, 2026 (continued)

SECURITY	NUMBER OF SHARES	VALUE ($)
Valero Energy Corp.	178,888	64,206,481
Venture Global, Inc., Class A	310,502	4,545,749
Viper Energy, Inc., Class A	116,408	5,213,914
Vitesse Energy, Inc. (a)	17,811	311,514
Weatherford International PLC	43,361	4,239,405
Williams Cos., Inc.	736,382	55,265,469
World Kinect Corp.	27,527	984,090
		1,629,508,968

Equity Real Estate Investment Trusts (REITs) 2.0%
Acadia Realty Trust	80,518	1,648,203
Agree Realty Corp.	71,704	5,180,614
Alexander's, Inc.	1,052	285,786
Alexandria Real Estate Equities, Inc.	97,806	5,016,470
American Assets Trust, Inc.	27,413	615,696
American Healthcare REIT, Inc.	119,322	6,587,768
American Homes 4 Rent, Class A	191,822	6,387,673
American Tower Corp.	279,667	49,137,492
Americold Realty Trust, Inc.	169,681	2,536,731
Apple Hospitality REIT, Inc.	133,400	2,127,730
Blackstone Digital Infrastructure Trust, Inc. *	53,394	1,071,084
Brandywine Realty Trust	103,104	311,374
Brixmor Property Group, Inc.	184,394	5,327,143
Broadstone Net Lease, Inc.	111,277	2,321,238
BXP, Inc.	87,872	5,974,417
Camden Property Trust	59,753	6,321,867
CareTrust REIT, Inc.	141,937	5,528,446
CBL & Associates Properties, Inc.	9,811	536,564
Centerspace	9,439	495,453
Chatham Lodging Trust	31,144	405,806
Community Healthcare Trust, Inc.	16,000	235,360
COPT Defense Properties	66,528	2,395,008
Cousins Properties, Inc.	99,770	2,892,332
Crown Castle, Inc.	261,234	19,890,357
CubeSmart	135,603	5,386,151
Curbline Properties Corp.	60,312	1,799,107
DiamondRock Hospitality Co.	122,831	1,512,050
Digital Realty Trust, Inc.	209,261	38,836,749
Diversified Healthcare Trust	134,292	1,016,590
Douglas Emmett, Inc.	100,259	1,158,994
Easterly Government Properties, Inc.	25,602	628,017
EastGroup Properties, Inc.	31,885	6,361,058
Empire State Realty Trust, Inc., Class A	111,004	502,848
EPR Properties	45,140	2,650,169
Equinix, Inc.	59,250	62,018,160
Equity LifeStyle Properties, Inc.	115,418	7,323,272
Essential Properties Realty Trust, Inc.	130,042	3,901,260
Essex Property Trust, Inc.	38,777	10,972,340
Extra Space Storage, Inc.	126,493	17,848,162
Federal Realty Investment Trust	46,521	5,397,832
First Industrial Realty Trust, Inc.	78,496	4,857,333
Four Corners Property Trust, Inc.	66,173	1,646,384
Gaming & Leisure Properties, Inc.	170,399	7,168,686
Getty Realty Corp.	33,681	1,091,938
Gladstone Commercial Corp.	28,551	370,307
Global Net Lease, Inc.	115,912	1,064,072
Healthcare Realty Trust, Inc.	207,374	3,948,401
Healthpeak Properties, Inc.	414,782	8,635,761
Highwoods Properties, Inc.	66,422	2,032,513
Host Hotels & Resorts, Inc.	383,956	8,420,155
Hudson Pacific Properties, Inc. *	33,100	416,067
Independence Realty Trust, Inc.	142,701	2,308,902
Industrial Logistics Properties Trust	35,561	293,556
Innovative Industrial Properties, Inc.	18,946	1,078,406
InvenTrust Properties Corp.	46,214	1,493,174
SECURITY	NUMBER OF SHARES	VALUE ($)
Invitation Homes, Inc.	329,828	9,611,188
Iron Mountain, Inc.	177,863	20,516,497
Janus Living, Inc., Class A-1	50,685	1,507,879
JBG SMITH Properties	35,018	421,967
Kilroy Realty Corp.	65,328	2,371,406
Kimco Realty Corp.	404,736	9,596,291
Kite Realty Group Trust	124,307	3,207,121
Lamar Advertising Co., Class A	52,382	7,805,442
Lineage, Inc.	35,342	1,387,174
LTC Properties, Inc.	30,813	1,242,380
LXP Industrial Trust	34,815	2,113,619
Macerich Co.	170,675	4,031,344
Medical Properties Trust, Inc.	313,197	1,243,392
Mid-America Apartment Communities, Inc.	69,778	8,990,895
Millrose Properties, Inc.	93,051	2,830,611
National Health Investors, Inc.	27,681	1,968,396
National Healthcare Properties, Inc.	26,000	417,560
NETSTREIT Corp. (a)	57,515	1,171,005
NexPoint Diversified Real Estate Trust	26,759	142,090
NexPoint Residential Trust, Inc.	12,730	301,828
NNN REIT, Inc.	112,648	5,091,690
Omega Healthcare Investors, Inc.	178,080	8,141,818
One Liberty Properties, Inc.	10,345	247,556
Orion Properties, Inc.	24,025	68,471
Outfront Media, Inc.	93,721	2,753,523
Park Hotels & Resorts, Inc.	121,976	1,866,233
Pebblebrook Hotel Trust	69,610	1,261,333
Phillips Edison & Co., Inc.	76,637	2,962,020
Piedmont Realty Trust, Inc., Class A *	74,320	711,242
Prologis, Inc.	568,921	79,603,426
Public Storage	100,782	30,939,066
Rayonier, Inc.	168,399	3,452,180
Realty Income Corp.	563,980	34,560,694
Regency Centers Corp.	98,023	7,329,180
Rexford Industrial Realty, Inc.	134,128	4,968,101
RLJ Lodging Trust	88,380	975,715
Ryman Hospitality Properties, Inc.	40,958	5,191,836
Sabra Health Care REIT, Inc.	151,845	3,096,120
Safehold, Inc.	27,389	414,669
Saul Centers, Inc.	7,449	242,912
SBA Communications Corp.	64,061	12,149,809
Service Properties Trust (b)	93,966	732,935
Simon Property Group, Inc.	194,764	41,352,293
SITE Centers Corp.	32,404	95,592
SL Green Realty Corp.	42,105	2,357,038
Smartstop Self Storage REIT, Inc.	34,443	1,118,364
STAG Industrial, Inc.	114,081	4,249,517
Summit Hotel Properties, Inc.	64,127	375,143
Sun Communities, Inc.	69,338	8,419,020
Sunstone Hotel Investors, Inc.	113,211	1,264,567
Tanger, Inc.	68,859	2,596,673
Terreno Realty Corp.	64,142	4,246,842
UDR, Inc.	177,593	6,562,061
UMH Properties, Inc.	46,623	766,948
Universal Health Realty Income Trust	8,110	332,348
Urban Edge Properties	75,433	1,596,162
Ventas, Inc.	294,381	26,838,716
VICI Properties, Inc.	654,710	16,793,312
Vivmark Residential	437,553	28,502,202
Vornado Realty Trust	96,734	3,615,917
Welltower, Inc.	425,347	100,483,975
Weyerhaeuser Co.	431,686	10,088,502
WP Carey, Inc.	133,612	9,347,496
Xenia Hotels & Resorts, Inc.	55,475	1,040,156
		905,050,484

See financial notes

Schwab U.S. Equity ETFs | Annual Holdings and Financial Statements

Schwab U.S. Broad Market ETF
Portfolio Holdings  as of August 31, 2026 (continued)

SECURITY	NUMBER OF SHARES	VALUE ($)
Financial Services 7.2%
Acadian Asset Management, Inc.	14,901	1,403,674
Adamas Trust, Inc.	49,641	483,503
Affiliated Managers Group, Inc.	15,846	5,834,339
Affirm Holdings, Inc., Class A *	177,943	13,247,856
AGNC Investment Corp.	695,864	7,466,621
Alerus Financial Corp.	14,118	464,482
Ally Financial, Inc.	168,568	7,115,255
AlTi Global, Inc. *	26,000	101,400
American Express Co.	319,985	105,649,447
Ameriprise Financial, Inc.	53,785	29,749,021
Annaly Capital Management, Inc.	442,538	10,142,971
Apollo Global Management, Inc.	276,462	37,759,180
Arbor Realty Trust, Inc. (a)	100,276	502,383
ARES Management Corp., Class A	127,163	18,205,927
ARMOUR Residential REIT, Inc.	78,806	1,278,233
Artisan Partners Asset Management, Inc., Class A	48,073	2,046,468
Atlanticus Holdings Corp. *	3,269	295,746
Bank of New York Mellon Corp.	413,806	66,738,632
Berkshire Hathaway, Inc., Class B *	1,102,413	555,649,224
BGC Group, Inc., Class A	221,578	2,661,152
Blackrock, Inc.	86,794	100,300,014
Blackstone Mortgage Trust, Inc., Class A	96,258	1,337,986
Blackstone, Inc.	445,381	63,796,374
Block, Inc. *	322,126	26,420,775
Blue Owl Capital, Inc.	378,149	4,628,544
BRC Group Holdings, Inc. *(a)	24,427	169,035
Bread Financial Holdings, Inc.	24,448	2,554,083
BrightSpire Capital, Inc.	88,285	419,354
Cannae Holdings, Inc.	30,888	481,853
Capital One Financial Corp.	373,976	80,221,592
Carlyle Group, Inc.	156,097	7,553,534
Cass Information Systems, Inc.	6,983	391,816
Cboe Global Markets, Inc.	62,949	18,897,290
Charles Schwab Corp. (c)	975,894	107,172,679
Chime Financial, Inc., Class A *	21,000	695,310
Chimera Investment Corp.	47,952	549,530
Claros Mortgage Trust, Inc. *	67,736	107,700
CME Group, Inc.	217,716	62,157,918
Cohen & Steers, Inc.	15,914	1,283,782
Coinbase Global, Inc., Class A *	133,246	25,066,238
Corebridge Financial, Inc.	147,038	4,784,617
Corpay, Inc. *	39,280	15,880,904
Credit Acceptance Corp. *	3,547	2,127,278
Dave, Inc. *	6,336	2,277,919
DigitalBridge Group, Inc.	99,156	1,577,572
Donnelley Financial Solutions, Inc. *	16,204	782,653
Dynex Capital, Inc.	130,732	1,685,135
Ellington Financial, Inc.	75,517	1,010,417
Enact Holdings, Inc.	15,826	762,813
Encore Capital Group, Inc. *	12,966	1,257,832
Enova International, Inc. *	14,616	3,313,740
Equitable Holdings, Inc.	170,956	8,570,024
Essent Group Ltd.	55,489	3,748,837
Euronet Worldwide, Inc. *	22,302	1,550,212
Evercore, Inc., Class A	22,971	6,579,584
EVERTEC, Inc.	37,774	1,119,244
EZCORP, Inc., Class A *	35,334	1,141,995
FactSet Research Systems, Inc.	21,877	6,859,533
Federal Agricultural Mortgage Corp., Class C	5,714	1,256,509
Federated Hermes, Inc.	43,930	2,796,144
Fidelity National Information Services, Inc.	315,414	12,859,429
SECURITY	NUMBER OF SHARES	VALUE ($)
Figure Technology Solutions, Inc., Class A *	19,244	706,062
FirstCash Holdings, Inc.	22,813	4,892,704
Fiserv, Inc. *	321,775	17,153,825
Flywire Corp. *	64,046	1,209,829
Franklin BSP Realty Trust, Inc.	47,415	396,864
Franklin Templeton, Inc.	183,367	6,261,983
Galaxy Digital, Inc., Class A *	116,161	2,857,561
GCM Grosvenor, Inc., Class A	32,925	454,036
Global Payments, Inc.	139,326	12,685,632
Goldman Sachs Group, Inc.	177,369	181,962,857
Granite Point Mortgage Trust, Inc.	31,950	33,867
Green Dot Corp., Class A *	33,530	445,614
HA Sustainable Infrastructure Capital, Inc.	76,359	3,019,998
Hamilton Lane, Inc., Class A	26,308	2,862,837
Happen, Inc. *	66,910	1,176,278
Houlihan Lokey, Inc.	32,529	4,335,790
Innventure, Inc. *(a)	18,548	23,927
Interactive Brokers Group, Inc., Class A	269,296	26,199,808
Intercontinental Exchange, Inc.	339,806	54,606,824
International Money Express, Inc. *	17,362	251,228
Invesco Ltd.	265,195	8,693,092
Invesco Mortgage Capital, Inc. (a)	48,145	351,940
Jack Henry & Associates, Inc.	43,172	7,249,011
Jackson Financial, Inc., Class A	42,315	5,646,090
Jefferies Financial Group, Inc.	99,174	5,220,519
Jefferson Capital, Inc.	7,000	145,670
KKR & Co., Inc.	414,270	45,453,704
KKR Real Estate Finance Trust, Inc.	28,000	213,360
Ladder Capital Corp.	63,949	626,700
Lazard, Inc., Class A	67,754	2,929,005
LendingTree, Inc. *	11,295	316,712
LPL Financial Holdings, Inc.	47,661	17,641,004
MarketAxess Holdings, Inc.	21,622	3,516,386
Marqeta, Inc., Class A *	61,483	1,009,551
Mastercard, Inc., Class A	484,874	285,741,097
Merchants Bancorp	17,882	941,308
MFA Financial, Inc.	62,137	548,048
MGIC Investment Corp.	126,790	3,886,113
Miami International Holdings, Inc. *	17,703	758,928
Moelis & Co., Class A	44,838	3,052,123
Moody's Corp.	90,324	45,581,103
Morgan Stanley	720,676	153,734,604
Morningstar, Inc.	13,784	3,017,869
MSCI, Inc.	43,588	24,873,056
Nasdaq, Inc.	267,529	26,381,035
Navient Corp.	40,734	387,380
NCR Atleos Corp. *	44,513	2,044,037
Nelnet, Inc., Class A	8,378	1,049,512
NerdWallet, Inc., Class A *	45,052	445,114
NewtekOne, Inc.	14,258	168,102
NMI Holdings, Inc., Class A *	45,007	1,996,060
Northern Trust Corp.	110,678	20,537,410
OneMain Holdings, Inc.	69,191	4,321,670
Oppenheimer Holdings, Inc., Class A	4,000	475,160
Orchid Island Capital, Inc. (a)	133,745	881,380
Paymentus Holdings, Inc., Class A *	39,290	1,398,724
Payoneer Global, Inc. *	172,909	1,229,383
PayPal Holdings, Inc.	531,076	27,969,118
PennyMac Financial Services, Inc.	19,200	1,403,712
PennyMac Mortgage Investment Trust	51,297	478,088
Perella Weinberg Partners, Class A	40,938	680,799
Piper Sandler Cos.	39,947	2,998,422
PJT Partners, Inc., Class A	15,805	2,851,064
PRA Group, Inc. *	14,000	263,480
Priority Technology Holdings, Inc. *	16,000	84,960
See financial notes
Schwab U.S. Equity ETFs | Annual Holdings and Financial Statements

Schwab U.S. Broad Market ETF
Portfolio Holdings  as of August 31, 2026 (continued)

SECURITY	NUMBER OF SHARES	VALUE ($)
PROG Holdings, Inc.	23,745	905,397
Radian Group, Inc.	80,633	2,891,499
Raymond James Financial, Inc.	104,258	18,575,648
Ready Capital Corp.	253,974	449,534
Redwood Trust, Inc.	70,271	324,652
Remitly Global, Inc. *	102,490	2,740,583
Repay Holdings Corp. *	36,006	129,262
Ridgepost Capital, Inc., Class A	37,144	319,438
Rithm Capital Corp.	351,890	3,529,457
Robinhood Markets, Inc., Class A *	474,250	49,706,142
Rocket Cos., Inc., Class A *	594,981	7,978,695
S&P Global, Inc.	181,852	79,258,376
SEI Investments Co.	55,282	6,135,196
Sezzle, Inc. *	9,980	1,203,089
SHARPLINK, Inc. *	123,203	1,063,242
Shift4 Payments, Inc., Class A *	39,801	1,682,786
SLM Corp.	122,682	3,186,052
SoFi Technologies, Inc. *	770,318	13,773,286
Starwood Property Trust, Inc.	208,803	3,278,207
State Street Corp.	165,676	31,707,073
StepStone Group, Inc., Class A	43,049	2,249,741
Stifel Financial Corp.	91,759	7,412,292
StoneX Group, Inc. *	64,466	4,414,632
Synchrony Financial	202,303	15,593,515
T. Rowe Price Group, Inc.	129,291	14,387,502
Toast, Inc., Class A *	287,744	9,809,193
TPG RE Finance Trust, Inc.	46,343	358,231
TPG, Inc.	82,471	4,463,331
Tradeweb Markets, Inc., Class A	69,247	7,457,902
Twenty One Capital, Inc., Class A *(a)	211,069	1,291,742
Upstart Holdings, Inc. *	53,622	1,537,879
Velocity Financial, Inc. *	7,693	138,089
Victory Capital Holdings, Inc., Class A	28,155	3,322,572
Virtu Financial, Inc., Class A	48,020	3,152,033
Virtus Investment Partners, Inc.	5,019	830,644
Visa, Inc., Class A	997,350	378,364,669
Voya Financial, Inc.	54,239	5,495,495
Walker & Dunlop, Inc.	24,238	982,366
Waterstone Financial, Inc.	11,312	237,100
Wealthfront Corp. *	25,000	230,250
Western Union Co.	187,505	1,342,536
WEX, Inc. *	20,951	3,992,842
WisdomTree, Inc.	79,098	1,903,098
World Acceptance Corp. *	1,661	305,308
		3,191,783,015

Food, Beverage & Tobacco 1.9%
Altria Group, Inc.	1,004,244	68,770,629
Archer-Daniels-Midland Co.	290,133	23,584,912
B&G Foods, Inc.	51,447	178,521
Beyond Meat, Inc. *(a)	19,749	262,662
Boston Beer Co., Inc., Class A *	4,521	803,879
Brown-Forman Corp., Class B	134,681	3,578,474
Bunge Global SA	81,756	9,500,865
Cal-Maine Foods, Inc.	26,767	2,112,452
Campbell's Co. (a)	126,332	2,991,542
Celsius Holdings, Inc. *	98,010	3,082,414
Coca-Cola Co.	2,328,141	206,436,262
Coca-Cola Consolidated, Inc.	33,739	6,598,336
Conagra Brands, Inc.	301,824	4,835,220
Constellation Brands, Inc., Class A	83,550	10,913,301
Darling Ingredients, Inc. *	94,954	6,292,602
Del Monte Corp.	17,985	569,765
Flowers Foods, Inc.	126,643	876,370
Freshpet, Inc. *	31,385	2,192,556
General Mills, Inc.	324,707	13,377,928
Hershey Co.	89,134	15,706,302
SECURITY	NUMBER OF SHARES	VALUE ($)
Hormel Foods Corp.	174,048	3,802,949
Ingredion, Inc.	38,351	3,967,794
J&J Snack Foods Corp.	8,993	793,003
J.M. Smucker Co.	64,068	8,403,159
John B Sanfilippo & Son, Inc.	4,938	363,881
Keurig Dr. Pepper, Inc.	815,735	25,989,317
Kraft Heinz Co.	509,434	13,077,171
Lamb Weston Holdings, Inc.	82,203	4,482,530
Marzetti Co.	11,880	1,338,282
McCormick & Co., Inc. - Non Voting Shares	152,053	8,244,314
MGP Ingredients, Inc.	21,259	353,112
Mission Produce, Inc. *	35,956	457,360
Molson Coors Beverage Co., Class B	97,197	3,864,553
Mondelez International, Inc., Class A	769,389	47,755,975
Monster Beverage Corp. *	863,009	39,629,373
National Beverage Corp.	13,228	418,402
Once Upon a Farm PBC *	10,435	180,734
PepsiCo, Inc.	820,825	115,194,580
Philip Morris International, Inc.	936,923	175,485,678
Pilgrim's Pride Corp. *	25,161	789,552
Post Holdings, Inc. *	24,730	2,061,493
Primo Brands Corp.	152,612	3,482,606
Seaboard Corp.	146	570,896
Seneca Foods Corp., Class A *	3,050	604,784
Simply Good Foods Co. *	49,092	562,103
Tootsie Roll Industries, Inc.	11,482	469,155
Turning Point Brands, Inc.	11,977	969,778
Tyson Foods, Inc., Class A	168,719	9,303,166
Universal Corp.	13,896	632,268
Utz Brands, Inc.	81,597	1,158,677
Vita Coco Co., Inc. *	25,281	1,484,374
Vital Farms, Inc. *	17,813	190,243
Westrock Coffee Co. *	22,000	171,380
		858,917,634

Health Care Equipment & Services 3.2%
Abbott Laboratories	1,045,663	115,399,369
Acadia Healthcare Co., Inc. *	54,615	1,505,189
Accendra Health, Inc. *	62,170	75,226
AdaptHealth Corp. *	64,095	358,291
Addus HomeCare Corp. *	11,424	1,309,990
agilon health, Inc. *	7,658	673,062
Align Technology, Inc. *	40,507	6,472,614
Alignment Healthcare, Inc. *	99,845	1,337,923
Alphatec Holdings, Inc. *	88,167	826,125
AMN Healthcare Services, Inc. *	22,000	754,160
AngioDynamics, Inc. *	23,038	371,603
Ardent Health, Inc. *	15,000	162,300
Artivion, Inc. *	25,635	691,889
Astrana Health, Inc. *	26,317	1,002,941
AtriCure, Inc. *	30,165	1,458,478
Aveanna Healthcare Holdings, Inc. *	53,622	719,607
Axogen, Inc. *	31,975	1,623,051
Baxter International, Inc.	306,250	7,962,500
Becton Dickinson & Co.	165,791	31,186,945
Beta Bionics, Inc. *	23,230	463,438
Billiontoone, Inc., Class A *	2,500	226,675
Bioventus, Inc., Class A *	20,431	278,883
Boston Scientific Corp. *	893,863	43,173,583
BrightSpring Health Services, Inc. *	95,448	5,574,163
Brookdale Senior Living, Inc. *	145,587	1,716,471
Butterfly Network, Inc. *	120,975	954,493
Cardinal Health, Inc.	140,735	33,019,246
Castle Biosciences, Inc. *	18,371	606,794
Cencora, Inc.	116,086	37,565,430
Centene Corp. *	282,396	18,169,359
See financial notes

Schwab U.S. Equity ETFs | Annual Holdings and Financial Statements

Schwab U.S. Broad Market ETF
Portfolio Holdings  as of August 31, 2026 (continued)

SECURITY	NUMBER OF SHARES	VALUE ($)
Ceribell, Inc. *	12,055	289,079
Certara, Inc. *	37,344	309,582
Cerus Corp. *	154,636	408,239
Chemed Corp.	7,967	4,132,563
Cigna Group	158,926	43,876,290
Claritev Corp. *	5,000	199,150
Clover Health Investments Corp. *	244,681	1,015,426
Community Health Systems, Inc. *	71,214	207,945
Concentra Group Holdings Parent, Inc.	73,353	2,474,930
CONMED Corp.	18,000	897,300
Cooper Cos., Inc. *	118,148	8,280,993
CorVel Corp. *	18,666	1,285,714
CVS Health Corp.	767,477	72,073,765
DaVita, Inc. *	19,060	3,354,751
Dentsply Sirona, Inc.	118,908	1,328,202
Dexcom, Inc. *	230,645	21,002,534
Doximity, Inc., Class A *	80,198	2,142,089
Edwards Lifesciences Corp. *	343,885	31,207,564
Elevance Health, Inc.	130,413	51,192,319
Encompass Health Corp.	58,866	7,076,282
Enovis Corp. *	39,738	977,157
Ensign Group, Inc.	35,166	6,057,695
Envista Holdings Corp. *	103,433	2,807,172
Evolent Health, Inc., Class A *	87,206	392,427
Fulgent Genetics, Inc. *	15,924	308,448
GE HealthCare Technologies, Inc.	275,654	19,634,834
GeneDx Holdings Corp. *	12,226	1,036,887
Glaukos Corp. *	34,623	6,216,906
Globus Medical, Inc., Class A *	67,005	5,452,197
GMR Solutions, Inc., Class A *	20,257	246,123
GoodRx Holdings, Inc., Class A *	125,549	438,166
Guardant Health, Inc. *	79,566	12,652,585
Haemonetics Corp. *	26,981	2,780,932
HCA Healthcare, Inc.	93,289	38,663,626
Health Catalyst, Inc. *	110,405	181,064
HealthEquity, Inc. *	51,626	4,983,974
HealthStream, Inc.	12,523	363,793
HeartFlow, Inc. *	10,000	503,900
Henry Schein, Inc. *	58,841	5,283,922
Hims & Hers Health, Inc. *	127,299	3,765,504
Hinge Health, Inc., Class A *	19,160	1,773,450
Humana, Inc.	72,090	27,627,051
ICU Medical, Inc. *	14,942	2,584,219
IDEXX Laboratories, Inc. *	47,253	26,305,273
Innovage Holding Corp. *	12,684	136,987
Inspire Medical Systems, Inc. *	15,640	985,164
Insulet Corp. *	42,368	6,298,427
Integer Holdings Corp. *	20,828	2,608,707
Integra LifeSciences Holdings Corp. *	40,184	679,913
Intuitive Surgical, Inc. *	212,822	80,204,099
iRadimed Corp.	4,917	424,730
IRhythm Holdings, Inc. *	20,253	2,408,892
Kestra Medical Technologies Ltd. *	8,000	206,000
Labcorp Holdings, Inc.	48,979	16,293,354
Lantheus Holdings, Inc. *	38,775	3,914,724
LeMaitre Vascular, Inc.	13,025	1,045,647
LifeStance Health Group, Inc. *	144,971	1,791,842
LivaNova PLC *	31,940	2,549,131
Lumexa Imaging Holdings, Inc. *	18,094	211,157
McKesson Corp.	72,211	63,929,842
Medline, Inc., Class A *	241,936	8,475,018
Medtronic PLC	772,652	70,040,904
Merit Medical Systems, Inc. *	35,337	3,203,652
MiniMed Group, Inc. *	19,308	391,180
Molina Healthcare, Inc. *	31,145	6,190,692
Nakamoto, Inc. *	10,127	75,851
National HealthCare Corp.	7,409	1,604,271
SECURITY	NUMBER OF SHARES	VALUE ($)
Neogen Corp. *	130,441	1,507,898
NeoGenomics, Inc. *	76,375	1,367,876
Novocure Ltd. *	60,436	1,066,695
NRC Health	11,000	230,340
Omada Health, Inc. *	5,000	122,750
OmniAb, Inc., Class A *(d)	3,072	0
OmniAb, Inc., Class B *(d)	3,072	0
Omnicell, Inc. *	26,432	929,349
OPKO Health, Inc. *	299,327	440,011
Option Care Health, Inc. *	98,347	2,306,237
OraSure Technologies, Inc. *	51,604	185,258
Orchestra BioMed Holdings, Inc. *	44,085	222,188
Orthofix Medical, Inc. *	24,938	234,168
OrthoPediatrics Corp. *	11,589	270,140
PACS Group, Inc. *	28,000	1,184,680
Pediatrix Medical Group, Inc. *	52,357	1,373,324
Pennant Group, Inc. *	21,982	808,058
Penumbra, Inc. *	23,095	7,461,994
Phreesia, Inc. *	45,107	550,756
Privia Health Group, Inc. *	72,225	1,479,890
Procept Biorobotics Corp. *	35,275	747,830
Progyny, Inc. *	45,962	1,176,168
Pulse Biosciences, Inc. *	10,923	549,755
Quest Diagnostics, Inc.	67,118	16,128,455
QuidelOrtho Corp. *	47,824	690,100
RadNet, Inc. *	42,840	3,248,129
ResMed, Inc.	86,638	20,801,784
Schrodinger, Inc. *	33,680	656,760
Senseonics Holdings, Inc. *	22,534	207,989
SI-BONE, Inc. *	21,723	413,171
Sight Sciences, Inc. *	20,000	170,000
Simulations Plus, Inc. *	10,592	194,893
Solventum Corp. *	89,397	8,140,491
STAAR Surgical Co. *	32,058	724,190
STERIS PLC	58,800	13,679,232
Stryker Corp.	206,753	66,946,621
Surgery Partners, Inc. *	45,092	626,328
Tandem Diabetes Care, Inc. *	40,133	883,327
Teladoc Health, Inc. *	106,926	677,911
Teleflex, Inc.	26,589	3,776,967
Tenet Healthcare Corp. *	52,092	13,851,784
TransMedics Group, Inc. *	22,427	1,903,379
Treace Medical Concepts, Inc. *	52,857	248,428
U.S. Physical Therapy, Inc.	8,652	672,606
UFP Technologies, Inc. *	4,962	1,478,428
UnitedHealth Group, Inc.	546,235	212,709,371
Universal Health Services, Inc., Class B	32,105	5,468,445
Varex Imaging Corp. *	24,000	443,760
Veeva Systems, Inc., Class A *	91,035	26,007,789
Waystar Holding Corp. *	68,468	1,792,492
Zimmer Biomet Holdings, Inc.	116,296	11,634,252
		1,451,494,451

Household & Personal Products 0.8%
BellRing Brands, Inc. *	69,739	751,089
Central Garden & Pet Co., Class A *	35,210	1,310,164
Church & Dwight Co., Inc.	142,663	14,234,914
Clorox Co.	73,289	7,158,870
Colgate-Palmolive Co.	479,344	43,054,678
Coty, Inc., Class A *	220,644	628,835
Edgewell Personal Care Co.	26,000	746,720
elf Beauty, Inc. *	35,551	3,876,837
Energizer Holdings, Inc.	36,220	788,872
Estee Lauder Cos., Inc., Class A	147,452	15,084,340
Herbalife Ltd. *	62,663	688,666
Interparfums, Inc.	10,272	1,206,241
See financial notes
Schwab U.S. Equity ETFs | Annual Holdings and Financial Statements

Schwab U.S. Broad Market ETF
Portfolio Holdings  as of August 31, 2026 (continued)

SECURITY	NUMBER OF SHARES	VALUE ($)
Kenvue, Inc.	1,152,322	21,755,839
Kimberly-Clark Corp.	198,850	21,465,857
Medifast, Inc. *	7,873	95,578
Nu Skin Enterprises, Inc., Class A	27,870	130,710
Oil-Dri Corp. of America	6,683	601,336
Procter & Gamble Co.	1,401,594	203,399,321
Reynolds Consumer Products, Inc.	31,830	736,865
SkinHealth Systems, Inc. *	206,533	139,637
Spectrum Brands Holdings, Inc.	13,763	1,187,885
USANA Health Sciences, Inc. *	16,676	237,800
WD-40 Co.	7,752	1,660,091
		340,941,145

Insurance 1.7%
Abacus Global Management, Inc.	21,503	206,429
Aflac, Inc.	277,720	32,173,862
Allstate Corp.	155,359	40,051,550
American Financial Group, Inc.	40,862	5,824,878
American Integrity Insurance Group, Inc.	5,000	130,000
American International Group, Inc.	318,407	24,313,559
AMERISAFE, Inc.	10,631	276,831
Aon PLC, Class A	127,886	41,117,907
Arch Capital Group Ltd. *	210,915	20,684,434
Arthur J Gallagher & Co.	154,189	40,420,646
Assurant, Inc.	29,396	8,285,557
Assured Guaranty Ltd.	25,862	1,931,891
Axis Capital Holdings Ltd.	46,319	4,575,391
Baldwin Insurance Group, Inc., Class A *	51,769	1,597,074
Bowhead Specialty Holdings, Inc. *	10,983	368,150
Brighthouse Financial, Inc. *	33,421	1,771,981
Brown & Brown, Inc.	178,109	12,854,127
Chubb Ltd.	216,876	73,434,214
Cincinnati Financial Corp.	92,774	15,762,303
CNA Financial Corp.	11,814	573,806
CNO Financial Group, Inc.	55,222	3,025,613
Donegal Group, Inc., Class A	9,441	180,512
Employers Holdings, Inc.	11,150	547,353
Erie Indemnity Co., Class A	15,674	4,005,647
Everest Group Ltd.	23,447	8,784,419
F&G Annuities & Life, Inc.	22,251	529,574
Fidelity National Financial, Inc.	153,269	7,119,345
First American Financial Corp.	60,658	4,483,839
Genworth Financial, Inc., Class A *	236,037	2,346,208
Globe Life, Inc.	48,018	8,291,268
Goosehead Insurance, Inc., Class A *	18,052	1,239,270
Hagerty, Inc., Class A *	23,635	314,345
Hanover Insurance Group, Inc.	20,664	4,672,337
Hartford Insurance Group, Inc.	164,899	22,653,825
HCI Group, Inc.	5,969	1,108,622
Heritage Insurance Holdings, Inc. *	13,097	440,321
Hippo Holdings, Inc. *	13,164	432,701
Horace Mann Educators Corp.	23,222	1,181,768
James River Group Holdings, Inc.	32,792	131,496
Kemper Corp.	35,308	994,979
Kinsale Capital Group, Inc.	13,279	4,965,018
Lemonade, Inc. *	39,443	2,060,108
Lincoln National Corp.	103,566	4,410,876
Loews Corp.	102,992	11,153,004
Markel Group, Inc. *	7,464	13,456,920
Marsh & McLennan Cos., Inc.	288,766	54,807,787
MBIA, Inc. *	30,509	147,358
Mercury General Corp.	15,341	1,564,168
MetLife, Inc.	323,803	30,816,331
Neptune Insurance Holdings, Inc., Class A *	16,231	540,655
SECURITY	NUMBER OF SHARES	VALUE ($)
Octave Specialty Group, Inc. *	20,000	87,200
Old Republic International Corp.	136,096	5,679,286
Oscar Health, Inc., Class A *	135,715	4,066,021
Palomar Holdings, Inc.	15,348	2,034,684
Porch Group, Inc. *	64,884	1,102,379
Primerica, Inc.	18,401	5,293,048
Principal Financial Group, Inc.	117,565	12,950,960
Progressive Corp.	351,325	76,616,956
Prudential Financial, Inc.	207,902	24,449,275
Reinsurance Group of America, Inc., Class A	39,395	9,692,746
RenaissanceRe Holdings Ltd.	25,895	8,484,238
RLI Corp.	54,395	3,452,451
Root, Inc., Class A *	8,400	466,116
Ryan Specialty Holdings, Inc.	73,394	3,095,759
Safety Insurance Group, Inc.	8,127	843,095
Selective Insurance Group, Inc.	35,962	3,282,971
SiriusPoint Ltd. *	63,210	1,529,050
Skyward Specialty Insurance Group, Inc. *	22,457	1,289,256
Slide Insurance Holdings, Inc.	15,000	348,750
Stewart Information Services Corp.	19,556	1,342,519
Tiptree, Inc.	11,411	211,332
Travelers Cos., Inc.	128,166	46,899,784
Trupanion, Inc. *	20,451	596,147
United Fire Group, Inc.	12,402	668,096
Universal Insurance Holdings, Inc.	14,165	608,812
Unum Group	88,459	8,246,148
W.R. Berkley Corp.	179,129	12,101,955
White Mountains Insurance Group Ltd.	1,471	3,092,057
Willis Towers Watson PLC	56,349	19,076,954
		780,368,302

Materials 2.1%
AdvanSix, Inc.	15,186	255,277
Air Products & Chemicals, Inc.	133,417	41,287,225
Albemarle Corp.	70,779	9,553,042
Alcoa Corp.	158,494	7,916,775
Alpha Metallurgical Resources, Inc. *	6,446	1,519,322
Amcor PLC	280,395	12,867,327
Amrize Ltd. *	309,403	13,520,911
AptarGroup, Inc.	38,480	5,064,738
Ashland, Inc.	27,099	1,987,170
ASP Isotopes, Inc. *(a)	67,371	270,831
Aspen Aerogels, Inc. *	39,368	194,084
Avery Dennison Corp.	45,966	8,003,140
Avient Corp.	54,059	2,381,840
Axalta Coating Systems Ltd. *	127,365	4,638,633
Balchem Corp.	18,897	3,323,793
Ball Corp.	160,820	10,126,835
Cabot Corp.	30,436	2,517,362
Celanese Corp.	66,163	3,009,093
Century Aluminum Co. *	34,032	1,557,645
CF Industries Holdings, Inc.	92,420	12,017,373
Chemours Co.	87,591	1,362,916
Clearwater Paper Corp. *	8,500	178,415
Cleveland-Cliffs, Inc. *	340,682	3,934,877
Coeur Mining, Inc.	621,306	12,910,739
Commercial Metals Co.	66,942	4,516,577
Compass Minerals International, Inc. *	19,584	486,858
Corteva, Inc.	403,626	34,158,868
CRH PLC	403,915	38,085,145
Crown Holdings, Inc.	66,287	7,715,144
Dow, Inc.	433,313	13,224,713
Eagle Materials, Inc.	19,177	3,725,324
Eastman Chemical Co.	67,725	4,905,999
See financial notes

Schwab U.S. Equity ETFs | Annual Holdings and Financial Statements

Schwab U.S. Broad Market ETF
Portfolio Holdings  as of August 31, 2026 (continued)

SECURITY	NUMBER OF SHARES	VALUE ($)
Ecolab, Inc.	151,877	43,011,566
Ecovyst, Inc. *	70,415	716,121
Element Solutions, Inc.	137,215	4,876,621
FMC Corp.	74,411	857,959
Freeport-McMoRan, Inc.	865,906	65,583,720
Graphic Packaging Holding Co.	203,834	2,282,941
Greif, Inc., Class A	17,742	1,468,150
Hawkins, Inc.	12,036	1,447,570
HB Fuller Co.	32,443	1,782,743
Hecla Mining Co.	404,572	8,038,846
Huntsman Corp.	98,022	939,051
Ingevity Corp. *	20,710	1,434,996
Innospec, Inc.	14,337	1,345,671
International Flavors & Fragrances, Inc.	153,765	13,274,532
International Paper Co.	316,252	11,995,438
Ivanhoe Electric, Inc. *	67,659	748,309
Kaiser Aluminum Corp.	9,603	1,524,764
Knife River Corp. *	33,528	2,102,206
Koppers Holdings, Inc.	11,766	539,706
Kronos Worldwide, Inc.	12,600	111,132
Linde PLC	278,378	136,288,301
LSB Industries, Inc. *	31,217	333,085
LyondellBasell Industries NV, Class A	154,931	10,082,909
Martin Marietta Materials, Inc.	35,899	18,620,811
Materion Corp.	12,241	2,889,855
Mativ Holdings, Inc.	33,468	397,935
McEwen, Inc. *	26,273	529,664
Metallus, Inc. *	21,884	427,176
Minerals Technologies, Inc.	18,123	1,285,283
Mosaic Co.	200,464	4,835,192
MP Materials Corp. *	81,549	4,464,808
Myers Industries, Inc.	21,359	685,410
NewMarket Corp.	4,507	4,045,934
Newmont Corp.	643,766	81,153,142
Nucor Corp.	136,232	34,008,956
O-I Glass, Inc. *	92,011	668,920
Olin Corp.	68,587	1,193,414
Orion SA	37,545	234,281
Packaging Corp. of America	53,121	12,427,127
Perimeter Solutions, Inc. *	93,987	2,866,603
PPG Industries, Inc.	133,856	15,014,627
PureCycle Technologies, Inc. *(a)	84,954	554,750
Quaker Chemical Corp.	8,023	1,330,213
Ramaco Resources, Inc., Class A *	24,162	344,067
Ranpak Holdings Corp. *	25,000	118,750
Reliance, Inc.	30,696	11,788,799
Royal Gold, Inc.	48,921	12,791,374
RPM International, Inc.	76,546	7,968,439
Ryerson Holding Corp.	25,645	642,664
Scotts Miracle-Gro Co.	25,724	1,538,295
Sensient Technologies Corp.	25,299	3,413,847
Sherwin-Williams Co.	137,321	46,525,728
Silgan Holdings, Inc.	52,522	2,181,764
Smurfit Westrock PLC	315,422	14,793,292
Solstice Advanced Materials, Inc.	94,764	6,007,090
Sonoco Products Co.	58,169	3,208,020
Steel Dynamics, Inc.	81,234	18,896,653
Stepan Co.	12,000	751,320
SunCoke Energy, Inc.	47,420	489,849
Suncrete, Inc., Class A *(a)	29,028	497,830
Sylvamo Corp.	25,840	928,173
TriMas Corp.	17,857	692,494
Tronox Holdings PLC	71,050	375,854
U.S. Lime & Minerals, Inc.	6,371	752,606
USA Rare Earth, Inc. *	107,500	1,915,650
Vulcan Materials Co.	77,760	20,962,541
Warrior Met Coal, Inc.	30,944	3,349,379
SECURITY	NUMBER OF SHARES	VALUE ($)
Westlake Corp.	20,502	1,539,085
Worthington Steel, Inc.	19,751	680,422
		928,792,414

Media & Entertainment 8.0%
Alphabet, Inc., Class A	3,525,556	1,196,397,429
Alphabet, Inc., Class C	2,841,624	953,109,106
AMC Entertainment Holdings, Inc., Class A *	467,393	1,233,918
AMC Global Media, Inc., Class A *	23,524	296,167
Angel Studios, Inc. *	55,735	234,644
AppLovin Corp., Class A *	161,218	50,309,689
Atlanta Braves Holdings, Inc., Class C *	34,009	1,686,166
Bumble, Inc., Class A *	41,006	112,356
Cargurus, Inc. *	46,317	1,651,664
Cars.com, Inc. *	32,394	379,010
Charter Communications, Inc., Class A *	72,227	11,010,284
Cinemark Holdings, Inc.	62,554	2,227,548
Clear Channel Outdoor Holdings, Inc. *	235,266	557,580
DoubleVerify Holdings, Inc. *	79,510	1,065,434
EchoStar Corp., Class A *	81,864	7,076,324
EverQuote, Inc., Class A *	15,097	384,068
EW Scripps Co., Class A *	39,010	129,123
Fox Corp., Class A	198,750	13,385,813
fuboTV, Inc., Class A *(a)	16,954	178,526
Getty Images Holdings, Inc. *(a)	263,992	64,177
Gray Media, Inc.	49,883	243,429
Grindr, Inc. *	27,637	427,821
Ibotta, Inc., Class A *	8,560	318,518
iHeartMedia, Inc., Class A *	69,004	187,691
John Wiley & Sons, Inc., Class A	24,217	1,268,729
Liberty Live Holdings, Inc., Class C *	41,866	4,333,968
Liberty Media Corp.-Liberty Formula One, Class C *	148,440	14,836,578
Lionsgate Studios Corp. *	146,204	1,656,491
Live Nation Entertainment, Inc. *	94,820	17,057,170
Madison Square Garden Entertainment Corp. *	23,590	1,832,707
Madison Square Garden Sports Corp. *	10,916	4,199,713
Magnite, Inc. *	95,501	2,243,319
Match Group, Inc.	141,791	5,763,804
MediaAlpha, Inc., Class A *	19,325	243,882
Meta Platforms, Inc., Class A	1,320,422	755,730,328
Netflix, Inc. *	2,531,785	205,201,174
New York Times Co., Class A	96,940	6,521,154
News Corp., Class A	301,827	9,269,107
Nexstar Media Group, Inc.	17,426	3,173,797
Nextdoor Holdings, Inc. *	148,306	333,689
NIQ Global Intelligence PLC *	19,095	363,951
Omnicom Group, Inc.	171,478	15,009,469
Paramount Skydance Corp., Class B	186,293	2,032,457
People, Inc. *	38,012	1,455,099
Pinterest, Inc., Class A *	291,402	6,326,337
Playtika Holding Corp.	40,860	92,752
PubMatic, Inc., Class A *	24,127	401,232
QuinStreet, Inc. *	34,850	677,484
Reddit, Inc., Class A *	78,404	11,588,895
ROBLOX Corp., Class A *	404,235	16,690,863
Roku, Inc. *	79,199	12,428,699
RUM Group, Inc. *(a)	66,796	598,492
Scholastic Corp.	10,332	396,749
Shutterstock, Inc.	37,934	210,154
Sinclair, Inc.	15,097	212,868
See financial notes
Schwab U.S. Equity ETFs | Annual Holdings and Financial Statements

Schwab U.S. Broad Market ETF
Portfolio Holdings  as of August 31, 2026 (continued)

SECURITY	NUMBER OF SHARES	VALUE ($)
Sirius XM Holdings, Inc.	112,849	3,178,956
Snap, Inc., Class A *	651,016	3,613,139
Sphere Entertainment Co. *	15,674	2,136,366
Stagwell, Inc. *	62,012	538,264
Stubhub Holdings, Inc., Class A *	40,063	255,602
Take-Two Interactive Software, Inc. *	104,230	22,899,331
TechTarget, Inc. *	14,188	54,908
TKO Group Holdings, Inc.	37,735	6,890,788
Trade Desk, Inc., Class A *	264,036	3,622,574
TripAdvisor, Inc. *	69,872	665,181
Trump Media & Technology Group Corp. *	96,154	939,425
USA TODAY Co., Inc. *	74,461	468,360
Versant Media Group, Inc.	86,237	3,546,065
Walt Disney Co.	1,044,101	112,293,063
Warner Bros Discovery, Inc. *	1,485,763	42,388,818
Warner Music Group Corp., Class A	88,783	2,504,568
Webtoon Entertainment, Inc. *(a)	9,000	94,860
Yelp, Inc. *	31,503	704,092
Ziff Davis, Inc. *	22,776	1,256,096
ZipRecruiter, Inc., Class A *	44,428	189,263
ZoomInfo Technologies, Inc. *	150,368	637,560
		3,553,694,875

Pharmaceuticals, Biotechnology & Life Sciences 6.6%
10X Genomics, Inc., Class A *	70,798	4,421,335
4D Molecular Therapeutics, Inc. *	20,000	282,200
AbbVie, Inc.	1,061,677	272,235,216
Absci Corp. *	79,300	716,872
ACADIA Pharmaceuticals, Inc. *	78,640	2,273,482
Adaptive Biotechnologies Corp. *	76,751	1,912,635
ADMA Biologics, Inc. *	141,495	1,328,638
Agilent Technologies, Inc.	169,047	25,958,857
Agios Pharmaceuticals, Inc. *	35,066	1,181,023
Akebia Therapeutics, Inc. *	233,152	214,220
Aktis Oncology, Inc. *	13,916	360,564
Alamar Biosciences, Inc. *	9,682	295,688
Alector, Inc. *	88,855	200,812
Alkermes PLC *	99,042	4,653,984
Allogene Therapeutics, Inc. *	151,799	303,598
Alnylam Pharmaceuticals, Inc. *	80,039	19,264,587
Alumis, Inc. *	54,894	1,197,238
Amgen, Inc.	324,055	139,304,763
Amneal Pharmaceuticals, Inc. *	105,821	1,848,693
Amphastar Pharmaceuticals, Inc. *	21,605	486,761
Amylyx Pharmaceuticals, Inc. *	59,440	2,006,100
AnaptysBio, Inc. *	13,059	744,755
Anavex Life Sciences Corp. *	69,818	195,490
ANI Pharmaceuticals, Inc. *	10,389	760,994
Anika Therapeutics, Inc. *	8,500	177,395
Annexon, Inc. *	80,288	396,623
Apogee Therapeutics, Inc. *	34,527	4,663,907
Arbutus Biopharma Corp. *	87,061	442,270
Arcturus Therapeutics Holdings, Inc. *	25,985	383,539
Arcus Biosciences, Inc. *	52,000	1,522,560
Arcutis Biotherapeutics, Inc. *	65,024	1,558,625
Ardelyx, Inc. *	146,155	552,466
ArriVent Biopharma, Inc. *	18,008	541,140
Arrowhead Pharmaceuticals, Inc. *	85,459	7,040,967
ARS Pharmaceuticals, Inc. *(a)	48,558	291,348
Arvinas, Inc. *	47,729	439,107
AtaiBeckley, Inc. *	134,926	990,357
Atea Pharmaceuticals, Inc. *	47,859	256,046
Atrium Therapeutics, Inc. *	8,226	109,570
Avalyn Pharma, Inc. *(a)	11,258	390,990
Avantor, Inc. *	429,343	6,242,647
Axsome Therapeutics, Inc. *	25,782	5,118,243
SECURITY	NUMBER OF SHARES	VALUE ($)
Azenta, Inc. *	32,604	1,064,521
Beam Therapeutics, Inc. *	63,245	1,861,300
Bicara Therapeutics, Inc. *	24,554	567,688
BioAge Labs, Inc. *	16,108	153,026
BioCryst Pharmaceuticals, Inc. *	143,441	1,391,378
Biogen, Inc. *	88,151	19,097,914
Biohaven Ltd. *	83,285	1,271,762
BioLife Solutions, Inc. *	26,022	964,636
BioMarin Pharmaceutical, Inc. *	115,895	7,559,831
Bio-Rad Laboratories, Inc., Class A *	10,744	4,148,473
Bio-Techne Corp.	95,046	6,872,776
BridgeBio Oncology Therapeutics, Inc. *	27,500	242,000
Bridgebio Pharma, Inc. *	104,135	7,975,700
Bristol-Myers Squibb Co.	1,227,127	81,984,355
Bruker Corp.	66,308	3,846,527
C4 Therapeutics, Inc. *	62,811	233,029
CareDx, Inc. *	31,135	1,560,175
Caribou Biosciences, Inc. *	79,894	123,037
Celcuity, Inc. *	23,360	2,080,442
Celldex Therapeutics, Inc. *	45,693	1,810,814
CG oncology, Inc. *	45,346	3,408,205
Charles River Laboratories International, Inc. *	29,346	8,458,691
Cogent Biosciences, Inc. *	103,452	3,620,820
Coherus Oncology, Inc. *	93,043	125,608
Collegium Pharmaceutical, Inc. *	19,395	477,311
Contineum Therapeutics, Inc., Class A *	10,500	170,520
Corcept Therapeutics, Inc. *	56,269	6,378,091
CorMedix, Inc. *	41,122	339,668
Crinetics Pharmaceuticals, Inc. *	63,982	5,435,271
CRISPR Therapeutics AG *	57,500	3,276,350
CryoPort, Inc. *	37,122	593,952
Cullinan Therapeutics, Inc. *	30,779	679,293
Cytek Biosciences, Inc. *	63,306	302,603
Cytokinetics, Inc. *	82,099	5,821,640
Danaher Corp.	378,943	80,927,067
Definium Therapeutics, Inc. *	77,503	3,078,419
Denali Therapeutics, Inc. *	86,321	2,050,987
Design Therapeutics, Inc. *	26,443	399,025
Dianthus Therapeutics, Inc. *	24,124	2,547,736
Disc Medicine, Inc. *	18,441	1,450,385
Dyne Therapeutics, Inc. *	99,117	2,520,545
Edgewise Therapeutics, Inc. *	44,685	1,866,492
Editas Medicine, Inc. *	97,697	298,953
Eikon Therapeutics, Inc. *	15,556	162,716
Elanco Animal Health, Inc. *	298,095	7,130,432
Eli Lilly & Co.	475,658	550,207,878
Emergent BioSolutions, Inc. *	30,728	187,441
Enanta Pharmaceuticals, Inc. *	10,879	145,017
Enliven Therapeutics, Inc. *	31,270	1,810,220
Entrada Therapeutics, Inc. *	17,261	121,690
Erasca, Inc. *	162,182	2,899,814
Evolus, Inc. *	46,425	422,003
Evommune, Inc. *	6,000	75,960
Exelixis, Inc. *	151,756	8,291,948
EyePoint, Inc. *	46,637	209,867
Fate Therapeutics, Inc. *	104,580	249,946
First Tracks Biotherapeutics, Inc. *	18,559	776,509
Fortrea Holdings, Inc. *	53,505	982,887
Fulcrum Therapeutics, Inc. *	30,826	119,913
Generate Biomedicines, Inc. *(a)	18,814	287,290
Geron Corp. *	228,699	340,762
Gilead Sciences, Inc.	746,922	109,304,565
Ginkgo Bioworks Holdings, Inc. *	50,457	343,612
GRAIL, Inc. *	17,955	1,425,088
Gyre Therapeutics, Inc. *	18,000	118,260
See financial notes

Schwab U.S. Equity ETFs | Annual Holdings and Financial Statements

Schwab U.S. Broad Market ETF
Portfolio Holdings  as of August 31, 2026 (continued)

SECURITY	NUMBER OF SHARES	VALUE ($)
Halozyme Therapeutics, Inc. *	72,534	7,724,146
Harmony Biosciences Holdings, Inc. *	21,999	866,321
Harrow, Inc. *	19,602	723,510
Hemab Therapeutics Holdings, Inc. *	11,974	547,571
Humacyte, Inc. *	69,868	42,019
Ideaya Biosciences, Inc. *	55,695	2,233,370
Illumina, Inc. *	91,461	19,538,813
ImmunityBio, Inc. *	204,819	1,628,311
Immunome, Inc. *	62,056	1,700,955
Immunovant, Inc. *	45,300	1,849,146
Incyte Corp. *	101,650	12,525,313
Indivior Pharmaceuticals, Inc. *	74,137	2,589,605
Innoviva, Inc. *	42,945	891,968
Insmed, Inc. *	130,466	15,893,368
Intellia Therapeutics, Inc. *	87,979	1,119,973
Ionis Pharmaceuticals, Inc. *	98,020	5,916,487
Iovance Biotherapeutics, Inc. *	227,972	1,862,531
IQVIA Holdings, Inc. *	100,364	26,214,073
Ironwood Pharmaceuticals, Inc. *	87,288	370,974
Janux Therapeutics, Inc. *	26,242	478,129
Jazz Pharmaceuticals PLC *	37,794	9,474,200
Johnson & Johnson	1,447,368	384,782,783
Kailera Therapeutics, Inc. *	27,509	423,639
Keros Therapeutics, Inc. *	11,035	122,268
Kodiak Sciences, Inc. *	23,483	877,090
Krystal Biotech, Inc. *	15,662	5,628,296
Kura Oncology, Inc. *	48,031	607,592
Kymera Therapeutics, Inc. *	38,660	4,593,195
Kyverna Therapeutics, Inc. *	15,000	127,125
LB Pharmaceuticals, Inc. *	12,556	593,397
LENZ Therapeutics, Inc. *	35,371	184,283
Lexicon Pharmaceuticals, Inc. *	111,432	250,722
Ligand Pharmaceuticals, Inc. *	11,943	3,393,006
Liquidia Corp. *	42,251	2,880,251
Lyell Immunopharma, Inc. *	9,101	130,326
Madrigal Pharmaceuticals, Inc. *	11,079	5,982,992
MannKind Corp. *	198,700	796,787
MapLight Therapeutics, Inc. *	10,329	133,967
Maravai LifeSciences Holdings, Inc., Class A *	82,188	627,916
Maze Therapeutics, Inc. *	20,401	542,055
MBX Biosciences, Inc. *	15,071	928,374
Medpace Holdings, Inc. *	13,575	8,063,414
Merck & Co., Inc.	1,483,320	219,175,363
Mesa Laboratories, Inc.	4,444	568,254
Mettler-Toledo International, Inc. *	11,994	16,853,249
Mineralys Therapeutics, Inc. *	35,607	914,032
Mirum Pharmaceuticals, Inc. *	29,088	2,852,078
Moderna, Inc. *	213,935	30,023,638
Monte Rosa Therapeutics, Inc. *	42,968	598,974
Myriad Genetics, Inc. *	54,684	176,082
Natera, Inc. *	85,882	27,650,569
Nektar Therapeutics *	21,536	1,537,240
Neumora Therapeutics, Inc. *	51,368	68,319
Neurocrine Biosciences, Inc. *	60,319	9,290,936
Novavax, Inc. *	99,643	933,655
Nurix Therapeutics, Inc. *	55,868	1,440,277
Nuvation Bio, Inc. *	148,381	988,217
Ocular Therapeutix, Inc. *	100,983	1,059,312
Odyssey Therapeutics, Inc. *(a)	12,604	309,050
Olema Pharmaceuticals, Inc. *	28,000	292,040
Omeros Corp. *	47,943	900,849
OmniAb, Inc. *	93,255	408,457
Organogenesis Holdings, Inc. *	45,524	78,301
Organon & Co.	155,930	2,145,597
ORIC Pharmaceuticals, Inc. *	47,258	613,881
Oruka Therapeutics, Inc. *	30,620	2,836,024
Pacific Biosciences of California, Inc. *	176,523	239,189
SECURITY	NUMBER OF SHARES	VALUE ($)
Pacira BioSciences, Inc. *	17,435	451,567
Perrigo Co. PLC	81,942	1,199,631
Perspective Therapeutics, Inc. *	64,420	203,567
Pfizer, Inc.	3,426,399	97,515,316
Phathom Pharmaceuticals, Inc. *	33,939	324,796
Phibro Animal Health Corp., Class A	11,372	429,179
Praxis Precision Medicines, Inc. *	15,412	5,398,824
Precigen, Inc. *	109,417	758,260
Prestige Consumer Healthcare, Inc. *	27,831	1,441,089
Prime Medicine, Inc. *	91,066	326,927
ProKidney Corp. *(a)	65,662	124,101
Protagonist Therapeutics, Inc. *	37,153	5,489,356
Prothena Corp. PLC *	22,200	207,570
PTC Therapeutics, Inc. *	50,942	3,542,507
Rapport Therapeutics, Inc. *	20,394	992,576
Recursion Pharmaceuticals, Inc., Class A *	314,866	1,070,544
Regeneron Pharmaceuticals, Inc.	59,739	47,736,240
REGENXBIO, Inc. *	39,374	374,053
Relay Therapeutics, Inc. *	104,222	1,915,600
Repligen Corp. *	31,396	5,682,048
Replimune Group, Inc. *	42,137	644,696
Revolution Medicines, Inc. *	119,894	24,646,610
Revvity, Inc.	67,599	8,697,963
Rezolute, Inc. *	62,320	292,281
Rhythm Pharmaceuticals, Inc. *	38,431	4,078,682
Rigel Pharmaceuticals, Inc. *	10,304	475,839
Rocket Pharmaceuticals, Inc. *	51,784	192,636
Roivant Sciences Ltd. *	270,242	9,361,183
Royalty Pharma PLC, Class A	231,368	14,208,309
Sana Biotechnology, Inc. *	127,527	493,529
Sarepta Therapeutics, Inc. *	65,306	1,373,385
Savara, Inc. *	81,109	437,178
Scholar Rock Holding Corp. *	60,415	3,431,572
Seaport Therapeutics, Inc. *(a)	11,833	280,205
Septerna, Inc. *	11,580	441,777
SIGA Technologies, Inc.	34,938	109,705
Sionna Therapeutics, Inc. *	7,386	44,538
Sotera Health Co. *	157,574	2,978,149
SpyGlass Pharma, Inc. *	5,700	148,770
Spyre Therapeutics, Inc. *	46,233	4,129,994
Standard BioTools, Inc. *	184,156	121,304
Stoke Therapeutics, Inc. *	36,029	1,124,105
Summit Therapeutics, Inc. *	94,361	1,285,197
Supernus Pharmaceuticals, Inc. *	33,081	1,462,511
Syndax Pharmaceuticals, Inc. *	53,355	1,029,218
Tango Therapeutics, Inc. *	74,006	1,690,297
Tarsus Pharmaceuticals, Inc. *	23,482	1,743,304
Taysha Gene Therapies, Inc. *	159,024	904,847
Tempus AI, Inc., Class A *	62,316	3,929,024
TG Therapeutics, Inc. *	80,797	4,387,277
Theravance Biopharma, Inc. *	21,785	371,216
Thermo Fisher Scientific, Inc.	223,265	137,776,831
Third Harmonic Bio, Inc. *(d)	12,349	0
Travere Therapeutics, Inc. *	55,395	3,671,581
Trevi Therapeutics, Inc. *	75,367	1,251,092
Twist Bioscience Corp. *	39,554	5,498,006
Tyra Biosciences, Inc. *	21,007	525,805
Ultragenyx Pharmaceutical, Inc. *	57,347	1,445,718
uniQure NV *	40,636	1,978,160
United Therapeutics Corp. *	25,841	13,188,730
Vanda Pharmaceuticals, Inc. *	41,273	222,874
Vaxcyte, Inc. *	76,909	4,671,453
Vera Therapeutics, Inc. *	39,537	1,347,421
Veracyte, Inc. *	46,865	2,024,099
VeraDermics, Inc. *	12,857	1,265,257
Vericel Corp. *	28,210	1,125,579
Vertex Pharmaceuticals, Inc. *	152,583	83,084,495
See financial notes
Schwab U.S. Equity ETFs | Annual Holdings and Financial Statements

Schwab U.S. Broad Market ETF
Portfolio Holdings  as of August 31, 2026 (continued)

SECURITY	NUMBER OF SHARES	VALUE ($)
Viatris, Inc.	696,624	11,501,262
Viking Therapeutics, Inc. *	72,425	2,374,092
Vir Biotechnology, Inc. *	69,264	757,748
Viridian Therapeutics, Inc. *	62,338	1,443,748
Waters Corp. *	58,705	24,340,854
Wave Life Sciences, Inc. *	85,636	419,616
West Pharmaceutical Services, Inc.	42,746	14,581,088
Xencor, Inc. *	43,997	1,199,578
Xeris Biopharma Holdings, Inc. *	96,592	815,236
Zenas Biopharma, Inc. *	27,092	875,613
Zoetis, Inc.	253,028	19,508,459
		2,942,324,430

Real Estate Management & Development 0.1%
CBRE Group, Inc., Class A *	175,905	25,648,708
Compass, Inc., Class A *	384,322	4,058,440
CoStar Group, Inc. *	254,554	8,163,547
Cushman & Wakefield Ltd. *	137,340	1,852,717
Forestar Group, Inc. *	11,870	335,565
FRP Holdings, Inc. *	7,078	156,707
Howard Hughes Holdings, Inc. *	17,571	1,126,828
Jones Lang LaSalle, Inc. *	27,990	10,240,701
Marcus & Millichap, Inc.	13,834	437,984
Newmark Group, Inc., Class A	96,473	1,469,284
Opendoor Technologies, Inc. *	486,338	1,556,282
RMR Group, Inc., Class A	9,000	173,880
Seaport Entertainment Group, Inc. *	4,944	129,978
Seritage Growth Properties, Class A *	25,000	52,000
St. Joe Co.	24,258	1,603,454
Tejon Ranch Co. *	14,392	231,423
Zillow Group, Inc., Class C *	133,187	4,656,217
		61,893,715

Semiconductors & Semiconductor Equipment 15.9%
ACM Research, Inc., Class A *	34,503	2,512,508
Advanced Micro Devices, Inc. *	980,332	461,461,879
Aehr Test Systems *	17,964	1,424,006
Allegro MicroSystems, Inc. *	76,442	2,771,022
Alpha & Omega Semiconductor Ltd. *	14,070	346,966
Ambarella, Inc. *	25,903	1,797,150
Ambiq Micro, Inc. *	5,005	291,842
Amkor Technology, Inc.	68,712	3,250,078
Analog Devices, Inc.	293,292	106,212,765
Applied Materials, Inc.	477,110	218,702,453
Astera Labs, Inc. *	80,613	23,940,449
Axcelis Technologies, Inc. *	17,933	2,068,213
Blaize Holdings, Inc. *(a)	34,017	16,587
Broadcom, Inc.	2,846,681	1,054,239,841
Cerebras Systems, Inc., Class A *	20,621	3,799,213
CEVA, Inc. *	17,352	469,372
Cirrus Logic, Inc. *	30,775	3,370,170
Cohu, Inc. *	28,030	1,292,183
Credo Technology Group Holding Ltd. *	97,721	22,103,513
Diodes, Inc. *	28,442	2,582,534
Enphase Energy, Inc. *	78,537	2,860,317
Entegris, Inc.	91,522	12,382,011
First Solar, Inc. *	64,859	13,095,032
FormFactor, Inc. *	47,006	4,729,274
Ichor Holdings Ltd. *	20,572	1,102,042
Impinj, Inc. *	16,016	2,791,909
indie Semiconductor, Inc., Class A *(a)	144,031	535,075
Intel Corp. *	2,968,109	265,675,437
IonQ, Inc. *	232,783	9,150,700
KLA Corp.	784,958	137,720,881
Kulicke & Soffa Industries, Inc.	31,990	2,561,119
SECURITY	NUMBER OF SHARES	VALUE ($)
Lam Research Corp.	751,389	226,536,270
Lattice Semiconductor Corp. *	82,555	9,521,894
MACOM Technology Solutions Holdings, Inc. *	39,409	10,397,276
Marvell Technology, Inc.	525,907	111,313,476
MaxLinear, Inc. *	50,258	3,010,957
Microchip Technology, Inc.	325,466	23,905,478
Micron Technology, Inc.	678,088	650,103,308
MKS, Inc.	40,590	10,400,782
Monolithic Power Systems, Inc.	29,542	37,452,461
Navitas Semiconductor Corp. *	123,774	1,434,541
NVIDIA Corp.	14,562,013	3,215,001,230
NXP Semiconductors NV	151,695	34,076,765
ON Semiconductor Corp. *	234,707	17,389,442
Onto Innovation, Inc. *	30,194	8,068,139
PDF Solutions, Inc. *	22,883	1,017,836
Penguin Solutions, Inc. *	26,924	1,321,430
Photronics, Inc. *	37,233	1,047,737
Power Integrations, Inc.	33,918	1,742,707
Qnity Electronics, Inc.	126,074	15,057,018
Qorvo, Inc. *	47,879	4,600,214
QUALCOMM, Inc.	633,463	107,992,772
Rambus, Inc. *	64,792	5,616,818
Rigetti Computing, Inc. *	200,656	3,142,273
Semtech Corp. *	55,171	7,335,536
Silicon Laboratories, Inc. *	20,000	4,381,000
SiTime Corp. *	13,235	7,483,334
Skyworks Solutions, Inc.	89,796	6,017,230
SolarEdge Technologies, Inc. *	35,415	1,140,363
Synaptics, Inc. *	22,381	2,164,690
Teradyne, Inc.	93,815	32,819,301
Texas Instruments, Inc.	546,957	142,706,551
Ultra Clean Holdings, Inc. *	26,434	1,793,018
Universal Display Corp.	28,392	2,361,363
Veeco Instruments, Inc. *	37,125	1,644,637
Wolfspeed, Inc. *(a)	19,061	522,271
		7,075,776,659

Software & Services 10.1%
8x8, Inc. *	101,581	190,972
A10 Networks, Inc.	44,474	1,129,195
Accenture PLC, Class A	369,668	70,148,200
ACI Worldwide, Inc. *	62,927	3,352,751
Adeia, Inc.	67,670	1,707,314
Adobe, Inc. *	243,309	71,238,442
Agilysys, Inc. *	14,795	1,722,286
Akamai Technologies, Inc. *	86,704	9,417,789
Alarm.com Holdings, Inc. *	30,171	1,736,643
Alkami Technology, Inc. *	48,115	981,546
Amplitude, Inc., Class A *	76,570	1,079,637
Appfolio, Inc., Class A *	14,981	3,508,700
Appian Corp., Class A *	23,000	987,850
Applied Digital Corp. *	154,231	3,919,010
Asana, Inc., Class A *	58,510	600,313
Atlassian Corp., Class A *	96,317	18,701,872
Aurora Innovation, Inc. *	755,270	4,252,170
Autodesk, Inc. *	126,647	32,742,049
AvePoint, Inc. *	90,501	1,259,774
Bentley Systems, Inc., Class B	95,557	3,511,720
BigBear.ai Holdings, Inc. *(a)	330,571	1,034,687
Bill Holdings, Inc. *	54,983	2,706,813
Bit Digital, Inc. *	192,099	274,702
BitMine Immersion Technologies, Inc.	344,688	8,727,500
Blackbaud, Inc. *	21,000	1,009,260
BlackLine, Inc. *	29,391	976,369
Boost Run, Inc., Class A *	8,545	148,939
Box, Inc., Class A *	83,141	2,974,785
See financial notes

Schwab U.S. Equity ETFs | Annual Holdings and Financial Statements

Schwab U.S. Broad Market ETF
Portfolio Holdings  as of August 31, 2026 (continued)

SECURITY	NUMBER OF SHARES	VALUE ($)
Braze, Inc., Class A *	64,899	2,209,162
C3.ai, Inc., Class A *	97,544	1,055,426
Cadence Design Systems, Inc. *	165,203	55,967,472
CCC Intelligent Solutions Holdings, Inc. *	282,762	2,109,405
Cipher Digital, Inc. *	183,982	2,851,721
Circle Internet Group, Inc. *	34,818	3,326,860
Cleanspark, Inc. *	153,468	1,783,298
Clear Secure, Inc., Class A	55,641	2,456,550
Cloudflare, Inc., Class A *	192,035	58,591,799
Cognizant Technology Solutions Corp., Class A	285,691	18,449,925
Commerce.com, Inc. *	60,788	146,499
Commvault Systems, Inc. *	24,027	3,304,193
Consensus Cloud Solutions, Inc. *	9,745	372,746
Core Scientific, Inc. *	190,416	3,103,781
CoreWeave, Inc., Class A *	158,909	13,489,785
Crowdstrike Holdings, Inc., Class A *	611,992	141,370,152
Daily Journal Corp. *	480	299,009
Datadog, Inc., Class A *	198,679	47,094,870
Digimarc Corp. *	12,000	71,760
Digital Turbine, Inc. *	60,568	651,712
DigitalOcean Holdings, Inc. *	48,812	5,403,000
Docusign, Inc. *	120,894	8,011,645
Dolby Laboratories, Inc., Class A	36,818	2,266,516
Dropbox, Inc., Class A *	89,370	3,144,930
D-Wave Quantum, Inc. *	226,005	3,887,286
DXC Technology Co. *	104,116	1,176,511
Dynatrace, Inc. *	175,935	9,604,292
Elastic NV *	55,064	5,371,493
EPAM Systems, Inc. *	31,056	3,659,329
EverCommerce, Inc. *(a)	10,445	92,647
Everforth, Inc. *	24,000	778,080
Expensify, Inc., Class A *	115,270	290,480
Fair Isaac Corp. *	13,915	15,963,427
Fastly, Inc., Class A *	95,971	2,187,179
Five9, Inc. *	46,444	1,605,105
Fortinet, Inc. *	373,186	63,788,683
Freshworks, Inc., Class A *	129,591	1,803,907
Gartner, Inc. *	41,980	8,316,658
Gen Digital, Inc.	328,581	10,186,011
Gitlab, Inc., Class A *	88,358	4,112,181
GoDaddy, Inc., Class A *	79,377	7,769,421
Grid Dynamics Holdings, Inc. *	76,274	608,667
Guidewire Software, Inc. *	50,576	10,355,436
HubSpot, Inc. *	31,620	8,264,203
Hut 8 Corp. *	60,494	4,757,248
I3 Verticals, Inc., Class A *	12,243	196,500
Intapp, Inc. *	34,604	1,500,775
InterDigital, Inc.	15,345	5,141,035
International Business Machines Corp.	565,057	132,149,881
Intuit, Inc.	165,996	59,642,363
Kaltura, Inc. *	40,737	64,364
Keel Infrastructure Corp. *	318,873	1,004,450
Klaviyo, Inc., Class A *	92,984	1,913,611
Kyndryl Holdings, Inc. *	116,453	1,566,293
Life360, Inc. *	50,851	2,179,474
LiveRamp Holdings, Inc. *	37,745	1,423,741
Manhattan Associates, Inc. *	36,121	8,061,846
MARA Holdings, Inc. *	236,256	2,544,477
Microsoft Corp.	4,466,291	2,265,704,761
MongoDB, Inc. *	48,307	21,900,945
N-able, Inc. *	67,143	267,229
nCino, Inc. *	64,919	1,467,169
NCR Voyix Corp. *	88,182	738,965
Netskope, Inc., Class A *	115,499	1,768,290
NextNav, Inc. *	52,108	826,954
SECURITY	NUMBER OF SHARES	VALUE ($)
Nutanix, Inc., Class A *	159,527	10,938,766
Okta, Inc. *	100,779	17,438,798
OneSpan, Inc.	20,734	342,526
Oracle Corp.	1,018,617	151,896,167
PagerDuty, Inc. *	55,190	780,387
Palantir Technologies, Inc., Class A *	1,379,397	257,092,013
Palo Alto Networks, Inc. *	487,321	186,219,974
PAR Technology Corp. *	28,603	537,736
Pegasystems, Inc.	53,226	1,959,249
Procore Technologies, Inc. *	72,178	4,527,004
Progress Software Corp. *	30,932	1,431,224
PTC, Inc. *	69,388	10,806,487
Q2 Holdings, Inc. *	40,704	2,647,388
Qualys, Inc. *	21,946	4,085,028
Rackspace Technology, Inc. *	62,373	195,228
Rapid7, Inc. *	53,722	723,098
Red Violet, Inc. *	7,620	557,479
RingCentral, Inc., Class A	45,596	3,174,394
Riot Platforms, Inc. *	193,933	3,683,757
Roper Technologies, Inc.	60,691	25,771,826
Rubrik, Inc., Class A *	97,132	9,037,161
SailPoint, Inc. *	45,415	933,732
Salesforce, Inc.	491,677	126,626,495
Samsara, Inc., Class A *	223,590	9,133,652
SentinelOne, Inc., Class A *	202,436	4,473,836
ServiceNow, Inc. *	620,063	91,763,123
ServiceTitan, Inc., Class A *	34,761	3,407,968
Snowflake, Inc., Class A *	207,516	68,777,028
SoundHound AI, Inc., Class A *(a)	260,359	1,864,170
Sprinklr, Inc., Class A *	103,882	852,871
Sprout Social, Inc., Class A *	58,295	663,397
SPS Commerce, Inc. *	25,378	2,167,281
Strategy, Inc., Class A *	199,990	26,586,671
Synopsys, Inc. *	114,848	50,486,032
Telos Corp. *	25,850	124,597
Tenable Holdings, Inc. *	70,013	2,670,996
Teradata Corp. *	55,806	1,618,374
Terawulf, Inc. *	242,784	3,673,322
Thryv Holdings, Inc. *	79,773	152,366
Trimble, Inc. *	141,961	8,509,142
Tucows, Inc., Class A *	7,627	80,694
Twilio, Inc., Class A *	91,285	21,509,485
Tyler Technologies, Inc. *	25,516	9,497,566
UiPath, Inc., Class A *	253,355	4,730,138
Unisys Corp. *	25,000	67,500
Unity Software, Inc. *	209,561	8,822,518
Varonis Systems, Inc. *	69,224	3,029,935
VeriSign, Inc.	49,017	14,130,621
Vertex, Inc., Class A *	44,427	629,086
Weave Communications, Inc. *	45,043	329,264
Whitefiber, Inc. *(a)	5,600	105,952
Workday, Inc., Class A *	122,818	24,250,414
Workiva, Inc. *	30,944	2,475,520
Xperi, Inc. *	25,564	151,850
Zeta Global Holdings Corp., Class A *	127,785	3,957,501
Zoom Communications, Inc., Class A *	160,214	15,489,490
Zscaler, Inc. *	62,346	11,745,051
		4,521,548,199

Technology Hardware & Equipment 9.8%
908 Devices, Inc. *	15,500	165,385
ADI Global Distribution, Inc. *	40,489	885,494
ADTRAN Holdings, Inc. *	41,046	318,107
Advanced Energy Industries, Inc.	22,923	6,346,462
Aeva Technologies, Inc. *	19,296	302,175
Amphenol Corp., Class A	739,483	117,245,030
Apple, Inc.	8,830,728	2,798,016,167
See financial notes
Schwab U.S. Equity ETFs | Annual Holdings and Financial Statements

Schwab U.S. Broad Market ETF
Portfolio Holdings  as of August 31, 2026 (continued)

SECURITY	NUMBER OF SHARES	VALUE ($)
Applied Optoelectronics, Inc. *	45,269	4,875,019
Arista Networks, Inc. *	620,722	121,469,088
Arlo Technologies, Inc. *	66,596	875,737
Arrow Electronics, Inc. *	31,080	6,353,684
Avnet, Inc.	48,544	4,347,601
Badger Meter, Inc.	16,933	2,293,914
Bel Fuse, Inc., Class B	7,962	1,984,728
Belden, Inc.	22,968	2,628,917
Benchmark Electronics, Inc.	21,616	1,519,172
Calix, Inc. *	34,884	1,329,778
CDW Corp.	76,159	11,544,181
Ciena Corp. *	84,694	32,420,863
Cisco Systems, Inc.	2,373,509	262,249,009
Clearfield, Inc. *	6,800	197,268
Cognex Corp.	98,780	6,021,629
Coherent Corp. *	117,634	32,682,254
Corning, Inc.	470,492	69,976,275
Corsair Gaming, Inc. *	25,300	307,395
Crane NXT Co.	27,859	1,362,305
CTS Corp.	17,456	985,740
Daktronics, Inc. *	22,690	443,136
Dell Technologies, Inc., Class C	174,180	79,427,822
Diebold Nixdorf, Inc. *	21,264	1,442,550
Digi International, Inc. *	22,403	1,678,881
ePlus, Inc.	14,708	1,293,863
Everpure, Inc., Class A *	190,733	17,728,632
Evolv Technologies Holdings, Inc. *	83,292	433,951
Extreme Networks, Inc. *	78,619	1,768,141
F5, Inc. *	33,945	13,820,028
Fabrinet *	21,356	8,818,533
Flex Ltd. *	220,112	24,047,236
GPGI, Inc., Class A	110,181	1,456,593
Harmonic, Inc. *	66,854	800,911
Hewlett Packard Enterprise Co.	797,213	41,646,407
HP, Inc.	557,229	16,728,015
Infleqtion, Inc. *(a)	91,777	1,199,525
Insight Enterprises, Inc. *	18,235	2,863,260
IPG Photonics Corp. *	15,217	1,157,709
Itron, Inc. *	26,712	2,591,331
Jabil, Inc.	63,128	19,270,453
Keysight Technologies, Inc. *	102,661	33,128,705
Kimball Electronics, Inc. *	14,244	336,443
Knowles Corp. *	51,445	1,758,390
Lightwave Logic, Inc. *	82,736	449,256
Littelfuse, Inc.	14,928	6,153,023
Lumentum Holdings, Inc. *	46,563	42,593,970
Methode Electronics, Inc.	20,778	378,783
MicroVision, Inc. *(a)	37,529	67,928
Mirion Technologies, Inc. *	149,370	2,251,006
Motorola Solutions, Inc.	99,439	48,257,747
Napco Security Technologies, Inc.	21,098	764,592
NetApp, Inc.	117,971	21,858,847
NETGEAR, Inc. *	16,629	351,870
NetScout Systems, Inc. *	40,683	1,579,721
nLight, Inc. *	34,011	1,437,645
Novanta, Inc. *	21,190	3,098,402
Ondas, Inc. *(a)	301,011	2,304,239
OSI Systems, Inc. *	9,360	1,946,038
Ouster, Inc. *	40,475	1,393,959
PC Connection, Inc.	6,985	557,892
Plexus Corp. *	16,235	3,887,795
Powerfleet, Inc. NJ *	72,288	216,864
Quantum Computing, Inc. *(a)	133,617	1,099,668
Ralliant Corp.	67,786	4,184,430
Ribbon Communications, Inc. *	52,764	105,000
Rogers Corp. *	9,462	1,188,143
Sandisk Corp. *	88,898	139,276,497
Sanmina Corp. *	32,363	6,366,449
SECURITY	NUMBER OF SHARES	VALUE ($)
ScanSource, Inc. *	13,215	754,444
Seagate Technology Holdings PLC	134,730	111,607,637
SmartRent, Inc. *	101,812	135,410
Super Micro Computer, Inc. *	337,229	12,571,897
TD SYNNEX Corp.	44,847	11,339,564
TE Connectivity PLC	174,938	35,906,025
Teledyne Technologies, Inc. *	27,546	16,884,321
TTM Technologies, Inc. *	62,811	7,469,484
Ubiquiti, Inc. (a)	2,626	1,549,393
Viasat, Inc. *	80,161	5,392,430
Viavi Solutions, Inc. *	139,810	5,073,705
Vishay Intertechnology, Inc.	83,120	2,529,342
Vistance Networks, Inc. *	129,511	817,214
Vontier Corp.	87,741	2,826,138
Western Digital Corp.	207,058	93,289,982
Xerox Holdings Corp.	82,170	265,409
Zebra Technologies Corp., Class A *	28,506	10,078,296
		4,372,804,347

Telecommunication Services 0.9%
Anterix, Inc. *	11,166	1,014,878
Array Digital Infrastructure, Inc.	7,821	286,718
AST SpaceMobile, Inc. *	156,541	9,251,573
AT&T, Inc.	4,177,829	108,163,993
ATN International, Inc.	6,200	187,054
Bandwidth, Inc., Class A *	16,880	817,498
Cogent Communications Holdings, Inc.	20,425	194,854
Comcast Corp., Class A	2,141,582	57,008,913
Globalstar, Inc. *	32,566	2,655,757
IDT Corp., Class B	11,647	794,558
Iridium Communications, Inc.	65,094	3,058,116
Liberty Capital Corp., Class C *	20,427	531,715
Liberty Global Ltd., Class C *	191,748	2,011,437
Liberty Latin America Ltd., Class C *	95,387	815,559
Lumen Technologies, Inc. *	567,571	3,547,319
Shenandoah Telecommunications Co.	28,013	346,521
Space Exploration Technologies Corp., Class A *	354,337	50,914,684
Telephone & Data Systems, Inc.	60,311	2,031,274
T-Mobile U.S., Inc.	279,007	50,344,023
Uniti Group, Inc. *	106,052	1,052,036
Verizon Communications, Inc.	2,507,870	125,443,657
		420,472,137

Transportation 1.4%
Alaska Air Group, Inc. *	68,976	2,850,778
Allegiant Travel Co. *	13,770	1,047,209
American Airlines Group, Inc. *	406,521	5,459,577
ArcBest Corp.	13,273	1,831,276
Avis Budget Group, Inc. *	9,931	1,464,723
CH Robinson Worldwide, Inc.	70,985	10,623,615
Covenant Logistics Group, Inc., Class A	8,844	312,635
CSX Corp.	1,115,647	56,351,330
Delta Air Lines, Inc.	392,954	30,650,412
Expeditors International of Washington, Inc.	78,360	14,860,974
FedEx Corp.	131,749	43,134,623
Fedex Freight Holding Co., Inc. *	65,043	8,698,851
Frontier Group Holdings, Inc. *	48,100	274,170
FTAI Infrastructure, Inc.	52,092	181,280
Genco Shipping & Trading Ltd.	24,986	655,383
GXO Logistics, Inc. *	67,349	3,214,568
Heartland Express, Inc.	31,685	391,627
Hertz Global Holdings, Inc. *(a)	72,753	165,149
See financial notes

Schwab U.S. Equity ETFs | Annual Holdings and Financial Statements

Schwab U.S. Broad Market ETF
Portfolio Holdings  as of August 31, 2026 (continued)

SECURITY	NUMBER OF SHARES	VALUE ($)
Hub Group, Inc., Class A	37,825	1,508,083
JB Hunt Transport Services, Inc.	44,550	11,826,689
JetBlue Airways Corp. *	183,212	842,775
Joby Aviation, Inc. *	364,330	2,492,017
Kirby Corp. *	32,421	4,599,243
Knight-Swift Transportation Holdings, Inc.	97,228	6,661,090
Landstar System, Inc.	20,228	3,653,784
Lyft, Inc., Class A *	237,107	4,007,108
Marten Transport Ltd.	35,423	510,800
Matson, Inc.	18,027	4,052,650
Norfolk Southern Corp.	134,522	46,112,796
Old Dominion Freight Line, Inc.	110,041	22,003,798
Proficient Auto Logistics, Inc. *	15,000	75,600
RXO, Inc. *	101,339	2,153,454
Ryder System, Inc.	22,710	5,551,687
Saia, Inc. *	15,863	5,633,427
Schneider National, Inc., Class B	29,499	1,018,011
SkyWest, Inc. *	25,620	2,425,189
Southwest Airlines Co.	294,694	11,354,560
Uber Technologies, Inc. *	1,221,542	92,409,652
U-Haul Holding Co., Non Voting Shares	66,491	3,967,518
Union Pacific Corp.	357,118	107,374,669
United Airlines Holdings, Inc. *	195,299	21,090,339
United Parcel Service, Inc., Class B	447,258	46,617,701
Universal Logistics Holdings, Inc.	3,740	69,863
Werner Enterprises, Inc.	37,788	1,480,534
XPO, Inc. *	70,757	13,726,150
		605,387,367

Utilities 2.0%
AES Corp.	426,012	6,279,417
Alliant Energy Corp.	156,067	10,609,435
Ameren Corp.	166,453	17,645,683
American Electric Power Co., Inc.	329,082	40,289,509
American States Water Co.	22,355	1,996,078
American Water Works Co., Inc.	117,039	16,178,301
Atmos Energy Corp.	101,943	16,935,791
Avista Corp.	48,756	1,811,773
Black Hills Corp.	46,405	3,326,310
California Water Service Group	36,222	1,810,013
CenterPoint Energy, Inc.	399,053	15,802,499
Chesapeake Utilities Corp.	15,110	2,017,789
Clearway Energy, Inc., Class C	73,593	2,336,578
CMS Energy Corp.	185,046	12,594,231
Consolidated Edison, Inc.	223,661	23,936,200
Constellation Energy Corp.	191,995	52,754,466
Dominion Energy, Inc.	529,155	34,929,522
DTE Energy Co.	125,316	16,996,609
Duke Energy Corp.	470,185	56,379,883
Edison International	230,385	12,436,182
Entergy Corp.	276,267	29,369,945
Essential Utilities, Inc.	167,963	6,915,037
Evergy, Inc.	140,069	11,348,390
Eversource Energy	224,487	15,745,518
Exelon Corp.	613,222	26,810,066
Fervo Energy Co., Class A *	41,214	633,871
FirstEnergy Corp.	316,708	14,524,229
H2O America	23,200	1,470,184
Hallador Energy Co. *	20,500	339,890
Hawaiian Electric Industries, Inc. *	98,881	1,109,445
IDACORP, Inc.	32,951	4,486,608
MDU Resources Group, Inc.	128,755	2,564,800
MGE Energy, Inc.	22,816	1,772,575
Middlesex Water Co.	9,815	569,270
Montauk Renewables, Inc. *	52,975	91,117
SECURITY	NUMBER OF SHARES	VALUE ($)
National Fuel Gas Co.	57,344	4,762,993
New Jersey Resources Corp.	60,600	3,232,404
NextEra Energy, Inc.	1,254,791	103,319,491
NiSource, Inc.	291,737	11,937,878
Northwest Natural Holding Co.	24,358	1,195,247
Northwestern Energy Group, Inc.	37,318	2,580,913
NRG Energy, Inc.	126,486	13,928,638
OGE Energy Corp.	125,472	5,725,287
Oklo, Inc. *	82,987	3,366,783
ONE Gas, Inc.	38,211	3,028,986
Ormat Technologies, Inc.	36,219	3,694,338
Otter Tail Corp.	23,894	2,161,690
PG&E Corp.	1,319,548	17,510,402
Pinnacle West Capital Corp.	72,844	7,112,488
Portland General Electric Co.	70,585	3,448,783
PPL Corp.	450,698	15,382,323
Public Service Enterprise Group, Inc.	298,582	21,895,018
Sempra	392,822	32,093,557
Southern Co.	679,227	59,771,976
Southwest Gas Holdings, Inc.	38,272	3,380,566
Spire, Inc.	35,317	2,890,343
Talen Energy Corp. *	26,791	7,923,706
TXNM Energy, Inc.	60,916	3,509,371
UGI Corp.	128,131	4,926,637
Unitil Corp.	10,167	544,341
Vistra Corp.	190,121	26,116,922
WEC Energy Group, Inc.	194,992	20,702,301
Xcel Energy, Inc.	376,238	28,477,454
York Water Co.	7,252	247,148
		879,685,198
Total Common Stocks (Cost $18,967,712,379)		44,576,631,535

SHORT-TERM INVESTMENTS 0.1% OF NET ASSETS

Money Market Funds 0.1%
State Street Institutional U.S. Government Money Market Fund, Premier Class 3.62% (e)	37,038,761	37,038,761
State Street Institutional U.S. Government Money Market Fund, Premier Class 3.62% (e)(f)	23,529,926	23,529,926
		60,568,687
Total Short-Term Investments (Cost $60,568,687)		60,568,687
Total Investments in Securities (Cost $19,028,281,066)		44,637,200,222

	NUMBER OF CONTRACTS	NOTIONAL AMOUNT ($)	CURRENT VALUE/ UNREALIZED DEPRECIATION ($)
FUTURES CONTRACTS
Long
Russell 2000 Index, e-mini, expires 09/18/26	27	3,994,245	(94,877)
S&P 500 Index, e-mini, expires 09/18/26	93	35,800,350	(128,715)
			(223,592)

*	Non-income producing security.
(a)	All or a portion of this security is on loan.
See financial notes
Schwab U.S. Equity ETFs | Annual Holdings and Financial Statements

Schwab U.S. Broad Market ETF
Portfolio Holdings  as of August 31, 2026 (continued)

(b)	Issuer is an affiliated company, as the investment adviser owns at least 5% of the voting securities of such company.
(c)	Issuer is affiliated with the fund’s investment adviser.
(d)	Fair valued using significant unobservable inputs.
(e)	The rate shown is the annualized 7-day yield.
(f)	Security purchased with cash collateral received for securities on loan. Securities on loan were valued at $22,575,083.

REIT —	Real Estate Investment Trust
Below is a summary of the fund’s transactions with affiliated issuers and companies which are or were affiliates during the period ended August 31, 2026. An affiliated company is a company in which the investment adviser has or had an ownership of at least 5% of the voting securities of a security issue during the report period. A dash in the Value at August 31, 2025, and/or Value and Balance of Shares Held at August 31, 2026, columns means either the issuer was not held or not held as an affiliate on the stated date.
SECURITY	VALUE AT 8/31/25	PURCHASES	SALES	NET REALIZED GAINS (LOSSES)	NET CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION)	VALUE AT 8/31/26	BALANCE OF SHARES HELD AT 8/31/26	DIVIDENDS RECEIVED
COMMON STOCKS 0.2% OF NET ASSETS

Capital Goods 0.0%
JELD-WEN Holding, Inc.*	$—	$77,827	($135,139 )	($168,676 )	$61,981	$—	—	$—

Commercial & Professional Services 0.0%
TrueBlue, Inc.*	—	—	—	—	81,360	—	—	—

Consumer Durables & Apparel 0.0%
Oxford Industries, Inc.	—	—	—	—	(53,441)	—	—	25,793

Equity Real Estate Investment Trusts (REITs) 0.0%
Service Properties Trust(a)	242,390	546,712	(2,015)	182	(54,334)	732,935	93,966	9,837

Financial Services 0.2%
Charles Schwab Corp.(b)	94,381,507	5,627,528	(6,338,138)	638,652	12,863,130	107,172,679	975,894	1,198,193

Food, Beverage & Tobacco 0.0%
Hain Celestial Group, Inc.*	—	—	(132,056)	(295,544)	272,235	—	—	—

Health Care Equipment & Services 0.0%
Accendra Health, Inc.*	—	177,224	(228,243)	(410,092)	323,412	—	—	—

Household & Personal Products 0.0%
Medifast, Inc.*	—	—	—	—	(14,880)	—	—	—
Nu Skin Enterprises, Inc., Class A	—	—	—	—	(208,468)	—	—	6,689
						—

Media & Entertainment 0.0%
AMC Global Media, Inc., Class A*	—	226,652	(174,283)	(103,177)	200,494	—	—	—
EW Scripps Co., Class A*	—	5,045	(1,046)	462	11,490	—	—	—
Gray Media, Inc.	—	6,691	(1,272)	1,142	(61,804)	—	—	15,674
						—
Total	$94,623,897	$6,667,679	($7,012,192 )	($337,051 )	$13,421,175	$107,905,614		$1,256,186

*	Non-income producing security.
(a)	Issuer is an affiliated company, as the investment adviser owns at least 5% of the voting securities of such company.
(b)	Issuer is affiliated with the fund’s investment adviser.
See financial notes

Schwab U.S. Equity ETFs | Annual Holdings and Financial Statements

Schwab U.S. Broad Market ETF
Portfolio Holdings  as of August 31, 2026 (continued)

The following is a summary of the inputs used to value the fund’s investments as of August 31, 2026:
DESCRIPTION	QUOTED PRICES IN ACTIVE MARKETS FOR IDENTICAL ASSETS (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Assets
Common Stocks[1]	$40,182,812,654	$—	$—	$40,182,812,654
Health Care Equipment & Services	1,451,494,451	—	0 *	1,451,494,451
Pharmaceuticals, Biotechnology & Life Sciences	2,942,324,430	—	0 *	2,942,324,430
Short-Term Investments[1]	60,568,687	—	—	60,568,687
Liabilities
Futures Contracts[2]	(223,592)	—	—	(223,592)
Total	$44,636,976,630	$—	$0	$44,636,976,630

*	Level 3 amount shown includes securities determined to have no value.
[1]	As categorized in the Portfolio Holdings.
[2]	Futures contracts are reported at cumulative unrealized appreciation or depreciation.
See financial notes
Schwab U.S. Equity ETFs | Annual Holdings and Financial Statements

Schwab U.S. Broad Market ETF
Statement of Assets and Liabilities

As of August 31, 2026
Assets
Investments in securities, at value - affiliated issuers (cost $52,807,785)		$107,905,614
Investments in securities, at value - unaffiliated issuers (cost $18,975,473,281) including securities on loan of $22,575,083		44,529,294,608
Cash		647,603
Deposit with broker for futures contracts		4,715,046
Receivables:
Dividends		35,039,517
Fund shares sold		8,879,643
Income from securities on loan	+	85,831
Total assets		44,686,567,862

Liabilities
Collateral held for securities on loan		23,529,926
Payables:
Investments bought		41,533,351
Management fees		1,064,820
Variation margin on futures contracts	+	249,315
Total liabilities		66,377,412
Net assets		$44,620,190,450

Net Assets by Source
Capital received from investors		$20,030,698,153
Total distributable earnings	+	24,589,492,297
Net assets		$44,620,190,450

Net Asset Value (NAV)
Net Assets	÷	Shares Outstanding	=	NAV
$44,620,190,450		1,507,500,000		$29.60

See financial notes

Schwab U.S. Equity ETFs | Annual Holdings and Financial Statements

Schwab U.S. Broad Market ETF
Statement of Operations

For the period September 1, 2025 through August 31, 2026
Investment Income
Dividends received from securities - unaffiliated issuers (net of foreign withholding tax of $132,777)		$453,339,220
Dividends received from securities - affiliated issuers		1,256,186
Other Interest		157,264
Securities on loan, net	+	1,043,806
Total investment income		455,796,476

Expenses
Management fees		11,899,198
Total expenses	–	11,899,198
Net investment income		443,897,278

REALIZED AND UNREALIZED GAINS (LOSSES)
Net realized losses on sales of securities - affiliated issuers		(927,451)
Net realized losses on sales of securities - unaffiliated issuers		(192,960,869)
Net realized gains on sales of in-kind redemptions - affiliated issuers		590,400
Net realized gains on sales of in-kind redemptions - unaffiliated issuers		247,431,339
Net realized gains on futures contracts	+	8,275,165
Net realized gains		62,408,584
Net change in unrealized appreciation (depreciation) on securities - affiliated issuers		13,421,175
Net change in unrealized appreciation (depreciation) on securities - unaffiliated issuers		6,825,449,636
Net change in unrealized appreciation (depreciation) on futures contracts	+	(606,042)
Net change in unrealized appreciation (depreciation)		6,838,264,769
Net realized and unrealized gains		6,900,673,353
Increase in net assets resulting from operations		$7,344,570,631
See financial notes
Schwab U.S. Equity ETFs | Annual Holdings and Financial Statements

Schwab U.S. Broad Market ETF
Statement of Changes in Net Assets

For the current and prior report periods
OPERATIONS
	9/1/25-8/31/26		9/1/24-8/31/25
Net investment income		$443,897,278	$410,338,156
Net realized gains		62,408,584	200,318,299
Net change in unrealized appreciation (depreciation)	+	6,838,264,769	4,314,853,875
Increase in net assets resulting from operations		$7,344,570,631	$4,925,510,330

DISTRIBUTIONS TO SHAREHOLDERS
Total distributions		($440,201,010 )	($409,095,490 )

TRANSACTIONS IN FUND SHARES[1]
	9/1/25-8/31/26			9/1/24-8/31/25
		SHARES	VALUE	SHARES	VALUE
Shares sold		71,900,000	$1,957,651,560	72,300,000	$1,613,715,983
Shares redeemed	+	(13,900,000)	(368,553,209)	(30,100,000)	(664,475,028)
Net transactions in fund shares		58,000,000	$1,589,098,351	42,200,000	$949,240,955

SHARES OUTSTANDING AND NET ASSETS[1]
	9/1/25-8/31/26			9/1/24-8/31/25
		SHARES	NET ASSETS	SHARES	NET ASSETS
Beginning of period		1,449,500,000	$36,126,722,478	1,407,300,000	$30,661,066,683
Total increase	+	58,000,000	8,493,467,972	42,200,000	5,465,655,795
End of period		1,507,500,000	$44,620,190,450	1,449,500,000	$36,126,722,478

[1]
For the period ended August 31, 2025, transactions in fund shares have been retroactively adjusted to reflect a 3-for-1 share split effective after the close of U.S. markets on October 10, 2024. The retroactive adjustment of the share split does not change the transaction in fund shares values.

See financial notes

Schwab U.S. Equity ETFs | Annual Holdings and Financial Statements

Schwab 1000 Index ETF
Financial Statements
FINANCIAL HIGHLIGHTS

	9/1/25– 8/31/26	9/1/24– 8/31/25[1]	9/1/23– 8/31/24[1]	9/1/22– 8/31/23[1]	9/1/21– 8/31/22[1]
Per-Share Data
Net asset value at beginning of period	$31.15	$27.15	$21.74	$19.15	$22.41
Income (loss) from investment operations:
Net investment income (loss)[2]	0.37	0.35	0.33	0.32	0.29
Net realized and unrealized gains (losses)	5.82	4.00	5.41	2.58	(3.26)
Total from investment operations	6.19	4.35	5.74	2.90	(2.97)
Less distributions:
Distributions from net investment income	(0.37)	(0.35)	(0.33)	(0.31)	(0.29)
Net asset value at end of period	$36.97	$31.15	$27.15	$21.74	$19.15
Total return	20.03%	16.14%	26.68%	15.31%	(13.36%)
Ratios/Supplemental Data
Ratios to average net assets:
Total expenses	0.03%	0.04%[3]	0.05%	0.05%	0.05%[4]
Net investment income (loss)	1.11%	1.24%	1.37%	1.61%	1.36%
Portfolio turnover rate[5]	3%	3%	3%	4%	4%
Net assets, end of period (x 1,000,000)	$5,860	$4,504	$3,736	$2,939	$2,235

[1]	Per-Share Data has been retroactively adjusted to reflect a 2-for-1 share split effective after the close of U.S. markets on October 10, 2024.
[2]	Calculated based on the average shares outstanding during the period.
[3]	Effective June 10, 2025, the annual operating expense ratio was reduced to 0.03%. The ratio presented for the period ended August 31, 2025, is a blended ratio.
[4]	Ratio includes less than 0.005% of non-routine proxy expenses.
[5]	Portfolio turnover rate excludes securities received or delivered from processing of in-kind creations or redemptions.
See financial notes
Schwab U.S. Equity ETFs | Annual Holdings and Financial Statements

Schwab 1000 Index ETF
Portfolio Holdings  as of August 31, 2026

SECURITY	NUMBER OF SHARES	VALUE ($)
COMMON STOCKS 99.9% OF NET ASSETS

Automobiles & Components 1.7%
Aptiv PLC *	17,264	772,737
Autoliv, Inc.	5,605	679,382
BorgWarner, Inc.	16,894	1,083,919
Ford Motor Co.	321,377	4,479,995
General Motors Co.	73,923	6,381,033
Gentex Corp.	17,691	395,748
Lear Corp.	4,104	512,959
Lucid Group, Inc. *(a)	16,203	78,585
Rivian Automotive, Inc., Class A *	78,648	1,263,087
Tesla, Inc. *	231,213	85,074,823
Thor Industries, Inc.	4,196	318,896
Versigent PLC *	5,652	267,905
		101,309,069

Banks 3.5%
Bank of America Corp.	536,364	33,222,386
Bank OZK	8,438	414,137
BOK Financial Corp.	1,849	251,612
Citigroup, Inc.	139,966	18,422,325
Citizens Financial Group, Inc.	34,646	2,386,070
Columbia Banking System, Inc.	23,750	703,950
Commerce Bancshares, Inc.	11,001	634,868
Cullen/Frost Bankers, Inc.	5,177	832,824
East West Bancorp, Inc.	11,372	1,442,652
Fifth Third Bancorp	74,473	4,004,413
First Citizens BancShares, Inc., Class A	772	1,670,917
First Financial Bankshares, Inc.	10,992	365,264
First Horizon Corp.	38,899	946,024
Flagstar Bank NA	24,212	322,262
FNB Corp.	29,172	531,806
Glacier Bancorp, Inc.	10,399	481,578
Hancock Whitney Corp.	6,863	511,225
Home BancShares, Inc.	15,308	450,974
Huntington Bancshares, Inc.	165,850	2,767,207
JPMorgan Chase & Co.	220,053	78,343,269
KeyCorp	75,874	1,639,637
M&T Bank Corp.	11,999	2,807,046
Old National Bancorp	28,205	721,484
Pinnacle Financial Partners, Inc.	12,441	1,243,727
PNC Financial Services Group, Inc.	32,960	7,898,205
Popular, Inc.	5,318	894,434
Prosperity Bancshares, Inc.	9,656	690,983
Regions Financial Corp.	69,668	2,081,680
Southstate Bank Corp.	8,095	849,084
Truist Financial Corp.	102,306	5,072,331
U.S. Bancorp	127,537	7,853,728
UMB Financial Corp.	5,838	826,836
United Bankshares, Inc.	11,524	543,126
Valley National Bancorp	39,149	533,992
Wells Fargo & Co.	251,417	21,719,915
Western Alliance Bancorp	8,275	646,526
Wintrust Financial Corp.	5,601	842,166
Zions Bancorp NA	12,230	815,619
		206,386,282

Capital Goods 6.9%
3M Co.	42,845	7,362,056
A.O. Smith Corp.	9,083	537,078
AAON, Inc.	5,587	424,444
Acuity, Inc.	2,492	826,821
Advanced Drainage Systems, Inc.	5,822	790,220
SECURITY	NUMBER OF SHARES	VALUE ($)
AECOM	10,526	709,768
AeroVironment, Inc. *	2,590	384,227
AGCO Corp.	5,031	595,218
Allegion PLC	7,008	1,087,992
Allison Transmission Holdings, Inc.	6,879	864,759
AMETEK, Inc.	18,820	4,425,899
API Group Corp. *	31,982	1,255,294
Applied Industrial Technologies, Inc.	3,014	976,476
Archer Aviation, Inc., Class A *	55,194	319,021
Armstrong World Industries, Inc.	3,499	603,857
ATI, Inc. *	11,250	2,297,250
Axon Enterprise, Inc. *	6,621	3,751,194
Bloom Energy Corp., Class A *	21,533	4,442,258
Boeing Co. *	64,717	13,446,898
Builders FirstSource, Inc. *	8,812	585,117
BWX Technologies, Inc.	7,484	1,139,738
Carlisle Cos., Inc.	3,333	1,155,151
Carpenter Technology Corp.	4,109	1,957,610
Carrier Global Corp.	64,183	3,736,734
Caterpillar, Inc.	37,852	30,185,834
CNH Industrial NV	73,587	870,534
Comfort Systems USA, Inc.	2,893	4,471,479
Construction Partners, Inc., Class A *	3,818	405,472
Core & Main, Inc., Class A *	15,398	661,498
Crane Co.	3,985	817,204
Cummins, Inc.	11,337	6,398,603
Curtiss-Wright Corp.	3,046	1,774,386
Deere & Co.	20,619	13,503,589
Donaldson Co., Inc.	9,520	865,273
Dover Corp.	11,037	2,143,717
DuPont de Nemours, Inc.	11,316	1,523,020
Dycom Industries, Inc. *	2,459	716,085
Eaton Corp. PLC	31,890	12,815,953
EMCOR Group, Inc.	3,644	2,676,664
Emerson Electric Co.	46,035	7,017,575
Esab Corp.	4,599	346,673
ESCO Technologies, Inc.	2,122	579,370
Fastenal Co.	94,129	4,641,501
Federal Signal Corp.	4,979	582,543
Ferguson Enterprises, Inc.	15,989	3,589,690
Flowserve Corp.	10,490	829,654
Fluor Corp. *	11,605	632,589
Fortive Corp.	24,960	1,468,646
Fortune Brands Innovations, Inc.	9,753	432,350
FTAI Aviation Ltd.	8,376	1,592,278
Gates Industrial Corp. Ltd. *	20,836	532,985
GATX Corp.	2,857	499,775
GE Vernova, Inc.	22,083	19,842,238
Generac Holdings, Inc. *	4,800	889,824
General Dynamics Corp.	20,823	7,732,621
General Electric Co.	85,696	28,769,004
Graco, Inc.	13,811	1,069,386
HEICO Corp.	7,937	2,628,338
Hexcel Corp.	6,316	585,304
Honeywell Aerospace, Inc. *	25,956	4,103,903
Honeywell International, Inc.	26,079	5,568,649
Howmet Aerospace, Inc.	32,841	8,044,403
Hubbell, Inc.	4,346	1,968,738
Huntington Ingalls Industries, Inc.	3,212	935,334
IDEX Corp.	6,044	1,381,900
IES Holdings, Inc. *	1,480	448,440
Illinois Tool Works, Inc.	21,501	5,920,730
Ingersoll Rand, Inc.	29,113	2,243,157
ITT, Inc.	7,384	1,478,941
JBT Marel Corp.	4,309	503,593
Johnson Controls International PLC	50,033	6,916,562
Karman Holdings, Inc. *	7,466	309,466
See financial notes

Schwab U.S. Equity ETFs | Annual Holdings and Financial Statements

Schwab 1000 Index ETF
Portfolio Holdings  as of August 31, 2026 (continued)

SECURITY	NUMBER OF SHARES	VALUE ($)
Kratos Defense & Security Solutions, Inc. *	15,452	787,743
L3Harris Technologies, Inc.	15,302	4,074,157
Lennox International, Inc.	2,642	1,010,935
Leonardo DRS, Inc.	6,380	242,440
Lincoln Electric Holdings, Inc.	4,490	1,262,723
Loar Holdings, Inc. *	3,099	217,519
Lockheed Martin Corp.	16,650	9,344,479
Louisiana-Pacific Corp.	5,271	371,658
Masco Corp.	16,638	1,200,598
MasTec, Inc. *	5,023	1,204,415
Middleby Corp. *	3,426	379,738
Midera Food Processing, Inc. *	3,426	160,611
Modine Manufacturing Co. *	4,307	768,498
Moog, Inc., Class A	2,385	886,028
Mueller Industries, Inc.	18,043	1,126,064
Nextpower, Inc., Class A *	12,081	991,004
Nordson Corp.	4,374	1,407,203
Northrop Grumman Corp.	10,952	5,910,794
nVent Electric PLC	13,300	2,004,975
Oshkosh Corp.	5,077	782,416
Otis Worldwide Corp.	31,703	2,255,034
Owens Corning	6,558	905,988
PACCAR, Inc.	43,194	5,361,671
Parker-Hannifin Corp.	10,356	10,143,081
Pentair PLC	13,423	811,555
Primoris Services Corp.	4,449	320,817
Quanta Services, Inc.	12,352	7,498,776
QXO, Inc. *	68,387	908,179
RBC Bearings, Inc. *	2,587	1,278,651
Regal Rexnord Corp.	5,506	872,426
Resideo Technologies, Inc. *	11,832	229,068
Rocket Lab Corp. *	41,838	2,674,285
Rockwell Automation, Inc.	9,151	3,883,959
RTX Corp.	110,608	22,976,600
Simpson Manufacturing Co., Inc.	3,381	617,404
SiteOne Landscape Supply, Inc. *	3,659	360,521
Snap-on, Inc.	4,291	1,657,656
SPX Technologies, Inc. *	4,130	812,578
StandardAero, Inc. *	15,608	382,240
Stanley Black & Decker, Inc.	12,840	1,237,391
Sterling Infrastructure, Inc. *	2,542	1,194,918
Symbotic, Inc. *	4,919	195,137
Textron, Inc.	14,325	1,154,022
Timken Co.	5,253	632,724
Toro Co.	7,898	772,503
Trane Technologies PLC	18,152	8,066,749
TransDigm Group, Inc.	4,602	5,392,347
Trex Co., Inc. *	8,733	398,050
UFP Industries, Inc.	4,624	390,820
United Rentals, Inc.	5,151	5,346,738
Valmont Industries, Inc.	1,621	761,319
Vertiv Holdings Co., Class A	31,544	8,161,064
Watsco, Inc.	2,876	891,042
Watts Water Technologies, Inc., Class A	2,309	844,517
WESCO International, Inc.	3,988	1,357,515
Westinghouse Air Brake Technologies Corp.	13,948	3,988,152
Woodward, Inc.	4,936	1,677,352
WW Grainger, Inc.	3,559	4,660,475
Xylem, Inc.	19,536	2,151,109
Zurn Elkay Water Solutions Corp., Class C	11,944	570,923
		405,519,905

SECURITY	NUMBER OF SHARES	VALUE ($)
Commercial & Professional Services 1.0%
Amentum Holdings, Inc. *	12,077	241,419
Automatic Data Processing, Inc.	32,812	9,389,482
Booz Allen Hamilton Holding Corp., Class A	10,021	758,089
Broadridge Financial Solutions, Inc.	9,566	1,744,647
CACI International, Inc., Class A *	1,837	1,144,469
Casella Waste Systems, Inc., Class A *	5,274	486,527
Cintas Corp.	27,940	5,638,013
Clean Harbors, Inc. *	4,095	1,290,949
Copart, Inc. *	73,070	2,410,579
Equifax, Inc.	9,827	1,858,875
ExlService Holdings, Inc. *	12,866	489,937
FTI Consulting, Inc. *	2,367	356,399
Genpact Ltd.	13,007	494,006
Jacobs Solutions, Inc.	9,780	1,457,709
KBR, Inc.	10,139	380,213
Leidos Holdings, Inc.	10,297	1,443,742
Mobility Global, Inc.	24,797	503,379
MSA Safety, Inc.	3,059	571,329
Parsons Corp. *	4,257	207,060
Paychex, Inc.	26,401	3,361,903
Paycom Software, Inc.	3,426	819,157
Paylocity Holding Corp. *	3,570	571,985
RB Global, Inc.	15,217	1,287,054
Republic Services, Inc.	16,492	3,643,413
Rollins, Inc.	24,303	876,609
SS&C Technologies Holdings, Inc.	17,048	1,414,473
Tetra Tech, Inc.	21,181	765,481
TransUnion	15,912	1,351,088
Veralto Corp.	20,268	1,997,817
Verisk Analytics, Inc.	10,728	2,078,872
Waste Management, Inc.	30,354	6,645,098
		55,679,773

Consumer Discretionary Distribution & Retail 5.2%
Amazon.com, Inc. *	803,899	208,828,843
AutoNation, Inc. *	2,137	430,071
AutoZone, Inc. *	1,362	4,074,069
Bath & Body Works, Inc.	15,983	307,673
Best Buy Co., Inc.	16,041	1,285,686
Boot Barn Holdings, Inc. *	2,426	365,428
Burlington Stores, Inc. *	5,181	1,345,817
CarMax, Inc. *	11,415	700,082
Carvana Co. *	58,805	4,319,815
Chewy, Inc., Class A *	19,755	470,169
Coupang, Inc. *	109,033	1,751,070
Dick's Sporting Goods, Inc.	5,382	727,108
Dillard's, Inc., Class A	276	172,768
eBay, Inc.	36,465	3,776,315
Etsy, Inc. *	7,905	642,914
Five Below, Inc. *	4,489	1,108,065
Floor & Decor Holdings, Inc., Class A *	9,148	459,870
GameStop Corp., Class A *	34,100	626,758
Gap, Inc.	17,770	396,449
Genuine Parts Co.	11,364	1,541,754
Group 1 Automotive, Inc.	941	253,637
Home Depot, Inc.	81,848	26,832,230
Lithia Motors, Inc.	1,908	700,847
LKQ Corp.	20,875	523,963
Lowe's Cos., Inc.	46,005	9,417,223
Murphy USA, Inc.	1,401	722,061
Ollie's Bargain Outlet Holdings, Inc. *	4,858	366,390
O'Reilly Automotive, Inc. *	68,053	6,043,106
Penske Automotive Group, Inc.	1,570	340,046
Pool Corp.	2,657	495,584
See financial notes
Schwab U.S. Equity ETFs | Annual Holdings and Financial Statements

Schwab 1000 Index ETF
Portfolio Holdings  as of August 31, 2026 (continued)

SECURITY	NUMBER OF SHARES	VALUE ($)
Ross Stores, Inc.	26,438	6,042,141
TJX Cos., Inc.	90,787	12,157,287
Tractor Supply Co.	43,122	1,504,958
Ulta Beauty, Inc. *	3,604	1,935,708
Urban Outfitters, Inc. *	4,283	345,595
Wayfair, Inc., Class A *	9,108	904,151
Williams-Sonoma, Inc.	9,634	2,198,961
		304,114,612

Consumer Durables & Apparel 0.5%
Deckers Outdoor Corp. *	11,791	1,026,760
Dr. Horton, Inc.	21,656	3,130,591
Garmin Ltd.	13,496	3,834,348
Hasbro, Inc.	11,189	1,052,885
Installed Building Products, Inc.	1,867	453,364
Lennar Corp., Class A	17,772	1,494,803
Lululemon Athletica, Inc. *	8,688	1,044,819
Mattel, Inc. *	23,062	344,777
Meritage Homes Corp.	5,502	382,004
Mohawk Industries, Inc. *	4,186	536,854
NIKE, Inc., Class B	98,566	3,849,988
NVR, Inc. *	225	1,420,927
PulteGroup, Inc.	15,694	1,982,466
Ralph Lauren Corp.	3,194	1,107,999
SharkNinja, Inc. *	5,773	1,111,245
Somnigroup International, Inc.	18,908	1,224,293
Tapestry, Inc.	16,685	2,058,762
Toll Brothers, Inc.	7,874	1,129,525
VF Corp.	26,899	361,523
Whirlpool Corp.	5,035	205,629
		27,753,562

Consumer Services 1.8%
ADT, Inc.	47,770	353,020
Airbnb, Inc., Class A *	34,334	6,290,675
Aramark	21,796	1,227,333
Booking Holdings, Inc.	63,630	12,668,097
Boyd Gaming Corp.	4,505	349,543
Bright Horizons Family Solutions, Inc. *	4,505	334,181
Brinker International, Inc. *	3,586	819,401
Caesars Entertainment, Inc. *	16,550	491,535
Carnival Corp. Ltd.	105,282	2,515,187
Cava Group, Inc. *	8,274	544,016
Chipotle Mexican Grill, Inc. *	105,306	4,004,787
Choice Hotels International, Inc.	1,807	186,772
Churchill Downs, Inc.	5,513	482,277
Darden Restaurants, Inc.	9,409	2,015,972
Domino's Pizza, Inc.	2,535	867,122
DoorDash, Inc., Class A *	31,078	7,202,016
DraftKings, Inc., Class A *	40,339	979,834
Duolingo, Inc., Class A *	3,197	474,307
Dutch Bros, Inc., Class A *	10,281	502,330
Expedia Group, Inc.	9,385	2,976,171
Flutter Entertainment PLC *	14,233	1,425,862
Grand Canyon Education, Inc. *	2,215	328,108
H&R Block, Inc.	10,258	529,826
Hilton Worldwide Holdings, Inc.	18,668	5,904,315
Hyatt Hotels Corp., Class A	3,454	576,714
Las Vegas Sands Corp.	24,615	1,078,383
Life Time Group Holdings, Inc. *	12,839	539,495
Marriott International, Inc., Class A	17,962	6,138,693
McDonald's Corp.	58,316	15,368,599
MGM Resorts International *	15,498	640,997
Norwegian Cruise Line Holdings Ltd. *	38,072	614,482
Planet Fitness, Inc., Class A *	6,286	324,358
Royal Caribbean Cruises Ltd.	20,469	5,500,839
SECURITY	NUMBER OF SHARES	VALUE ($)
Service Corp. International	11,254	918,777
Starbucks Corp.	93,582	9,943,087
Stride, Inc. *	3,482	301,855
Texas Roadhouse, Inc.	5,384	1,053,110
Vail Resorts, Inc.	2,988	409,087
Viking Holdings Ltd. *	15,081	1,299,077
Wingstop, Inc.	2,168	237,353
Wyndham Hotels & Resorts, Inc.	6,194	456,250
Wynn Resorts Ltd.	6,850	625,268
Yum! Brands, Inc.	22,616	3,467,259
		102,966,370

Consumer Staples Distribution & Retail 1.6%
Albertsons Cos., Inc., Class A	30,080	371,488
BJ's Wholesale Club Holdings, Inc. *	10,404	943,123
Casey's General Stores, Inc.	3,047	2,291,984
Costco Wholesale Corp.	36,442	34,397,239
Dollar General Corp.	18,146	2,300,006
Dollar Tree, Inc. *	14,991	1,897,711
Kroger Co.	46,552	2,678,602
Maplebear, Inc. *	13,513	682,677
Performance Food Group Co. *	12,810	1,270,368
Sprouts Farmers Market, Inc. *	7,612	624,488
Sysco Corp.	39,215	3,179,552
Target Corp.	37,272	5,996,319
U.S. Foods Holding Corp. *	18,230	1,911,233
Walmart, Inc.	360,035	37,756,870
		96,301,660

Energy 3.5%
Antero Midstream Corp.	27,989	627,513
Antero Resources Corp. *	24,028	924,597
APA Corp.	29,187	1,259,419
Baker Hughes Co.	81,460	5,176,783
Cheniere Energy, Inc.	17,176	5,010,068
Chevron Corp.	153,697	31,683,100
Chord Energy Corp.	4,640	682,590
ConocoPhillips	100,008	13,250,060
Devon Energy Corp.	95,025	4,609,663
Diamondback Energy, Inc.	16,021	3,211,890
DT Midstream, Inc.	8,386	1,098,734
EOG Resources, Inc.	43,704	6,335,332
EQT Corp.	51,372	2,783,335
Expand Energy Corp.	19,635	1,927,372
ExxonMobil Holdings Corp.	340,397	54,786,897
Halliburton Co.	68,531	2,525,367
HF Sinclair Corp.	12,694	1,289,837
Kinder Morgan, Inc.	161,331	5,201,312
Marathon Petroleum Corp.	23,951	8,941,387
Matador Resources Co.	9,641	559,274
Occidental Petroleum Corp.	59,423	3,576,076
ONEOK, Inc.	51,710	4,964,677
Ovintiv, Inc.	22,603	1,483,887
Permian Resources Corp., Class A	64,206	1,495,358
Phillips 66	32,909	8,114,701
Range Resources Corp.	19,427	802,724
SLB Ltd.	122,810	7,380,881
Targa Resources Corp.	17,639	5,179,692
TechnipFMC PLC	32,668	2,553,004
Texas Pacific Land Corp.	4,772	1,786,351
Valero Energy Corp.	24,362	8,744,009
Venture Global, Inc., Class A	42,238	618,364
Viper Energy, Inc., Class A	15,950	714,401
Williams Cos., Inc.	100,419	7,536,446
		206,835,101

See financial notes

Schwab U.S. Equity ETFs | Annual Holdings and Financial Statements

Schwab 1000 Index ETF
Portfolio Holdings  as of August 31, 2026 (continued)

SECURITY	NUMBER OF SHARES	VALUE ($)
Equity Real Estate Investment Trusts (REITs) 1.9%
Agree Realty Corp.	9,750	704,438
Alexandria Real Estate Equities, Inc.	12,649	648,767
American Healthcare REIT, Inc.	15,909	878,336
American Homes 4 Rent, Class A	26,094	868,930
American Tower Corp.	38,250	6,720,525
Brixmor Property Group, Inc.	25,532	737,620
BXP, Inc.	12,045	818,940
Camden Property Trust	8,356	884,065
CareTrust REIT, Inc.	19,573	762,368
Crown Castle, Inc.	35,803	2,726,040
CubeSmart	18,519	735,575
Digital Realty Trust, Inc.	28,499	5,289,129
EastGroup Properties, Inc.	4,419	881,591
Equinix, Inc.	8,117	8,496,226
Equity LifeStyle Properties, Inc.	16,000	1,015,200
Essential Properties Realty Trust, Inc.	17,937	538,110
Essex Property Trust, Inc.	5,299	1,499,405
Extra Space Storage, Inc.	17,380	2,452,318
Federal Realty Investment Trust	6,548	759,764
First Industrial Realty Trust, Inc.	10,673	660,445
Gaming & Leisure Properties, Inc.	23,027	968,746
Healthcare Realty Trust, Inc.	28,747	547,343
Healthpeak Properties, Inc.	56,551	1,177,392
Host Hotels & Resorts, Inc.	52,122	1,143,036
Invitation Homes, Inc.	44,841	1,306,667
Iron Mountain, Inc.	24,462	2,821,692
Kimco Realty Corp.	55,159	1,307,820
Lamar Advertising Co., Class A	7,214	1,074,958
Lineage, Inc.	4,623	181,453
Mid-America Apartment Communities, Inc.	9,580	1,234,383
Millrose Properties, Inc.	12,353	375,778
NNN REIT, Inc.	15,886	718,047
Omega Healthcare Investors, Inc.	24,349	1,113,236
Prologis, Inc.	77,801	10,885,916
Public Storage	13,756	4,222,954
Realty Income Corp.	76,739	4,702,566
Regency Centers Corp.	13,498	1,009,246
Rexford Industrial Realty, Inc.	18,631	690,092
Ryman Hospitality Properties, Inc.	5,616	711,884
SBA Communications Corp.	8,689	1,647,956
Simon Property Group, Inc.	26,691	5,667,033
STAG Industrial, Inc.	15,492	577,077
Sun Communities, Inc.	9,601	1,165,753
Terreno Realty Corp.	8,724	577,616
UDR, Inc.	23,955	885,137
Ventas, Inc.	39,914	3,638,959
VICI Properties, Inc.	89,370	2,292,341
Vivmark Residential	59,815	3,896,349
Vornado Realty Trust	13,138	491,098
Welltower, Inc.	57,957	13,691,762
Weyerhaeuser Co.	58,798	1,374,109
WP Carey, Inc.	18,483	1,293,071
		111,469,262

Financial Services 7.2%
Affiliated Managers Group, Inc.	2,152	792,345
Affirm Holdings, Inc., Class A *	24,044	1,790,076
AGNC Investment Corp.	94,234	1,011,131
Ally Financial, Inc.	22,680	957,323
American Express Co.	43,759	14,447,909
Ameriprise Financial, Inc.	7,374	4,078,633
Annaly Capital Management, Inc.	60,360	1,383,451
Apollo Global Management, Inc.	37,858	5,170,646
ARES Management Corp., Class A	17,321	2,479,848
SECURITY	NUMBER OF SHARES	VALUE ($)
Bank of New York Mellon Corp.	56,343	9,086,999
Berkshire Hathaway, Inc., Class B *	150,564	75,888,773
Blackrock, Inc.	11,868	13,714,779
Blackstone, Inc.	60,995	8,736,924
Block, Inc. *	43,976	3,606,912
Blue Owl Capital, Inc.	51,945	635,807
Capital One Financial Corp.	51,121	10,965,966
Carlyle Group, Inc.	21,063	1,019,239
Cboe Global Markets, Inc.	8,587	2,577,817
Charles Schwab Corp. (b)	133,415	14,651,635
CME Group, Inc.	29,724	8,486,202
Coinbase Global, Inc., Class A *	18,288	3,440,339
Corebridge Financial, Inc.	19,864	646,375
Corpay, Inc. *	5,368	2,170,282
Credit Acceptance Corp. *	474	284,277
Enact Holdings, Inc.	2,492	120,114
Equitable Holdings, Inc.	23,417	1,173,894
Essent Group Ltd.	7,803	527,171
Evercore, Inc., Class A	3,185	912,280
FactSet Research Systems, Inc.	3,030	950,057
Fidelity National Information Services, Inc.	42,193	1,720,209
FirstCash Holdings, Inc.	3,186	683,301
Fiserv, Inc. *	43,621	2,325,436
Franklin Templeton, Inc.	25,493	870,586
Global Payments, Inc.	19,080	1,737,234
Goldman Sachs Group, Inc.	24,243	24,870,894
Hamilton Lane, Inc., Class A	3,294	358,453
Houlihan Lokey, Inc.	4,513	601,538
Interactive Brokers Group, Inc., Class A	36,632	3,563,927
Intercontinental Exchange, Inc.	46,406	7,457,444
Invesco Ltd.	36,081	1,182,735
Jack Henry & Associates, Inc.	5,911	992,516
Jackson Financial, Inc., Class A	5,694	759,750
Jefferies Financial Group, Inc.	13,630	717,483
KKR & Co., Inc.	56,755	6,227,159
Lazard, Inc., Class A	8,954	387,081
LPL Financial Holdings, Inc.	6,584	2,436,969
MarketAxess Holdings, Inc.	2,937	477,644
Mastercard, Inc., Class A	66,276	39,057,110
MGIC Investment Corp.	16,913	518,383
Moelis & Co., Class A	6,217	423,191
Moody's Corp.	12,360	6,237,350
Morgan Stanley	98,454	21,002,207
Morningstar, Inc.	1,826	399,784
MSCI, Inc.	6,017	3,433,541
Nasdaq, Inc.	36,839	3,632,694
Northern Trust Corp.	15,284	2,836,099
OneMain Holdings, Inc.	9,555	596,805
PayPal Holdings, Inc.	72,530	3,819,792
PennyMac Financial Services, Inc.	2,325	169,981
Piper Sandler Cos.	5,396	405,024
Raymond James Financial, Inc.	14,326	2,552,463
Rithm Capital Corp.	44,821	449,555
Robinhood Markets, Inc., Class A *	64,985	6,811,078
Rocket Cos., Inc., Class A *	80,959	1,085,660
S&P Global, Inc.	24,942	10,870,721
SEI Investments Co.	7,632	846,999
Shift4 Payments, Inc., Class A *	4,644	196,348
SLM Corp.	16,112	418,429
SoFi Technologies, Inc. *	105,672	1,889,415
Starwood Property Trust, Inc.	28,043	440,275
State Street Corp.	22,786	4,360,785
Stifel Financial Corp.	12,750	1,029,945
StoneX Group, Inc. *	8,650	592,352
Synchrony Financial	27,556	2,124,016
T. Rowe Price Group, Inc.	17,595	1,957,972
Toast, Inc., Class A *	38,178	1,301,488
See financial notes
Schwab U.S. Equity ETFs | Annual Holdings and Financial Statements

Schwab 1000 Index ETF
Portfolio Holdings  as of August 31, 2026 (continued)

SECURITY	NUMBER OF SHARES	VALUE ($)
TPG, Inc.	11,175	604,791
Tradeweb Markets, Inc., Class A	9,553	1,028,858
Upstart Holdings, Inc. *	6,857	196,659
Visa, Inc., Class A	136,317	51,714,580
Voya Financial, Inc.	7,442	754,023
WEX, Inc. *	2,924	557,256
		423,393,192

Food, Beverage & Tobacco 1.9%
Altria Group, Inc.	137,065	9,386,211
Archer-Daniels-Midland Co.	39,403	3,203,070
Brown-Forman Corp., Class B	14,196	377,188
Bunge Global SA	11,196	1,301,087
Cal-Maine Foods, Inc.	3,671	289,715
Campbell's Co. (a)	16,090	381,011
Celsius Holdings, Inc. *	13,055	410,580
Coca-Cola Co.	318,000	28,197,060
Coca-Cola Consolidated, Inc.	4,654	910,183
Conagra Brands, Inc.	39,150	627,183
Constellation Brands, Inc., Class A	11,471	1,498,342
General Mills, Inc.	43,489	1,791,747
Hershey Co.	12,157	2,142,185
Hormel Foods Corp.	23,612	515,922
Ingredion, Inc.	5,052	522,680
J.M. Smucker Co.	8,842	1,159,717
Keurig Dr. Pepper, Inc.	111,898	3,565,070
Kraft Heinz Co.	70,156	1,800,905
Lamb Weston Holdings, Inc.	11,170	609,100
McCormick & Co., Inc. - Non Voting Shares	20,697	1,122,191
Molson Coors Beverage Co., Class B	13,167	523,520
Mondelez International, Inc., Class A	105,512	6,549,130
Monster Beverage Corp. *	117,190	5,381,365
PepsiCo, Inc.	112,187	15,744,324
Philip Morris International, Inc.	128,018	23,977,771
Pilgrim's Pride Corp. *	3,446	108,135
Post Holdings, Inc. *	3,440	286,758
Primo Brands Corp.	21,743	496,175
Smithfield Foods, Inc.	1,759	38,540
Tyson Foods, Inc., Class A	23,233	1,281,068
		114,197,933

Health Care Equipment & Services 3.2%
Abbott Laboratories	142,939	15,774,748
Align Technology, Inc. *	5,535	884,438
Baxter International, Inc.	42,728	1,110,928
Becton Dickinson & Co.	22,612	4,253,543
Boston Scientific Corp. *	121,750	5,880,525
Cardinal Health, Inc.	19,270	4,521,127
Cencora, Inc.	15,929	5,154,624
Centene Corp. *	38,540	2,479,664
Chemed Corp.	1,117	579,399
Cigna Group	21,687	5,987,347
Cooper Cos., Inc. *	16,036	1,123,963
CVS Health Corp.	104,631	9,825,897
DaVita, Inc. *	2,674	470,651
Dexcom, Inc. *	31,762	2,892,248
Doximity, Inc., Class A *	10,986	293,436
Edwards Lifesciences Corp. *	47,258	4,288,664
Elevance Health, Inc.	17,872	7,015,475
Encompass Health Corp.	8,129	977,187
Ensign Group, Inc.	4,764	820,647
GE HealthCare Technologies, Inc.	37,463	2,668,489
Glaukos Corp. *	4,746	852,192
Globus Medical, Inc., Class A *	9,390	764,064
Guardant Health, Inc. *	10,876	1,729,502
SECURITY	NUMBER OF SHARES	VALUE ($)
HCA Healthcare, Inc.	12,748	5,283,409
HealthEquity, Inc. *	7,030	678,676
Henry Schein, Inc. *	7,936	712,653
Hims & Hers Health, Inc. *	17,621	521,229
Humana, Inc.	9,854	3,776,348
IDEXX Laboratories, Inc. *	6,475	3,604,568
Insulet Corp. *	5,669	842,754
Intuitive Surgical, Inc. *	29,097	10,965,495
IRhythm Holdings, Inc. *	2,788	331,605
Labcorp Holdings, Inc.	6,751	2,245,788
McKesson Corp.	9,866	8,734,567
Medtronic PLC	105,428	9,557,048
Merit Medical Systems, Inc. *	5,036	456,564
Molina Healthcare, Inc. *	4,282	851,133
Penumbra, Inc. *	3,248	1,049,429
Quest Diagnostics, Inc.	9,064	2,178,079
RadNet, Inc. *	5,949	451,053
ResMed, Inc.	11,979	2,876,158
Solventum Corp. *	12,183	1,109,384
STERIS PLC	8,090	1,882,058
Stryker Corp.	28,335	9,174,873
Teleflex, Inc.	3,607	512,374
Tenet Healthcare Corp. *	7,143	1,899,395
UnitedHealth Group, Inc.	74,610	29,053,880
Universal Health Services, Inc., Class B	4,431	754,732
Veeva Systems, Inc., Class A *	12,402	3,543,127
Waystar Holding Corp. *	9,116	238,657
Zimmer Biomet Holdings, Inc.	15,751	1,575,730
		185,209,524

Household & Personal Products 0.8%
Church & Dwight Co., Inc.	19,589	1,954,591
Clorox Co.	9,970	973,870
Colgate-Palmolive Co.	65,707	5,901,803
elf Beauty, Inc. *	5,028	548,303
Estee Lauder Cos., Inc., Class A	20,234	2,069,938
Kenvue, Inc.	158,097	2,984,871
Kimberly-Clark Corp.	27,222	2,938,615
Procter & Gamble Co.	191,234	27,751,878
		45,123,869

Insurance 1.7%
Aflac, Inc.	37,711	4,368,819
Allstate Corp.	21,119	5,444,478
American Financial Group, Inc.	5,629	802,414
American International Group, Inc.	43,476	3,319,827
Aon PLC, Class A	17,548	5,642,033
Arch Capital Group Ltd. *	28,680	2,812,648
Arthur J Gallagher & Co.	21,116	5,535,559
Assurant, Inc.	4,068	1,146,606
Axis Capital Holdings Ltd.	6,166	609,077
Brown & Brown, Inc.	23,888	1,723,997
Chubb Ltd.	29,637	10,035,088
Cincinnati Financial Corp.	12,743	2,165,036
CNA Financial Corp.	2,015	97,869
Erie Indemnity Co., Class A	2,085	532,843
Everest Group Ltd.	3,248	1,216,863
Fidelity National Financial, Inc.	20,710	961,980
First American Financial Corp.	8,243	609,323
Globe Life, Inc.	6,448	1,113,376
Hanover Insurance Group, Inc.	2,952	667,477
Hartford Insurance Group, Inc.	22,583	3,102,453
Kinsale Capital Group, Inc.	1,809	676,385
Lincoln National Corp.	13,838	589,360
Loews Corp.	13,793	1,493,644
Markel Group, Inc. *	1,029	1,855,194
See financial notes

Schwab U.S. Equity ETFs | Annual Holdings and Financial Statements

Schwab 1000 Index ETF
Portfolio Holdings  as of August 31, 2026 (continued)

SECURITY	NUMBER OF SHARES	VALUE ($)
Marsh & McLennan Cos., Inc.	39,567	7,509,817
MetLife, Inc.	44,491	4,234,208
Old Republic International Corp.	18,542	773,758
Primerica, Inc.	2,538	730,056
Principal Financial Group, Inc.	16,219	1,786,685
Progressive Corp.	47,940	10,454,755
Prudential Financial, Inc.	28,555	3,358,068
Reinsurance Group of America, Inc., Class A	5,364	1,319,759
RenaissanceRe Holdings Ltd.	3,522	1,153,948
RLI Corp.	7,397	469,488
Ryan Specialty Holdings, Inc.	9,234	389,490
Travelers Cos., Inc.	17,481	6,396,822
Unum Group	12,014	1,119,945
W.R. Berkley Corp.	24,286	1,640,762
Willis Towers Watson PLC	7,742	2,621,054
		100,480,964

Materials 2.1%
Air Products & Chemicals, Inc.	18,262	5,651,359
Albemarle Corp.	9,724	1,312,448
Alcoa Corp.	21,994	1,098,600
Amcor PLC	38,172	1,751,713
Amrize Ltd. *	42,323	1,849,515
Anglogold Ashanti PLC	34,936	3,924,012
AptarGroup, Inc.	5,183	682,186
Avery Dennison Corp.	6,341	1,104,032
Axalta Coating Systems Ltd. *	17,532	638,515
Balchem Corp.	2,732	480,531
Ball Corp.	22,092	1,391,133
Celanese Corp.	9,089	413,368
CF Industries Holdings, Inc.	12,586	1,636,558
Cleveland-Cliffs, Inc. *	46,304	534,811
Coeur Mining, Inc.	84,612	1,758,237
Commercial Metals Co.	9,250	624,098
Corteva, Inc.	55,023	4,656,597
CRH PLC	54,824	5,169,355
Crown Holdings, Inc.	9,018	1,049,605
Dow, Inc.	59,494	1,815,757
Eagle Materials, Inc.	2,547	494,780
Eastman Chemical Co.	9,347	677,097
Ecolab, Inc.	20,868	5,909,818
Element Solutions, Inc.	18,822	668,934
Freeport-McMoRan, Inc.	118,094	8,944,440
Graphic Packaging Holding Co.	23,947	268,206
Hecla Mining Co.	55,406	1,100,917
International Flavors & Fragrances, Inc.	21,010	1,813,793
International Paper Co.	43,640	1,655,265
Linde PLC	37,972	18,590,332
LyondellBasell Industries NV, Class A	21,010	1,367,331
Martin Marietta Materials, Inc.	4,943	2,563,934
Mosaic Co.	26,020	627,602
MP Materials Corp. *	10,851	594,092
NewMarket Corp.	621	557,472
Newmont Corp.	87,678	11,052,689
Nucor Corp.	18,674	4,661,777
Packaging Corp. of America	7,300	1,707,762
PPG Industries, Inc.	18,279	2,050,355
Reliance, Inc.	4,183	1,606,481
Royal Gold, Inc.	6,652	1,739,298
RPM International, Inc.	10,619	1,105,438
Sherwin-Williams Co.	18,830	6,379,792
Smurfit Westrock PLC	43,307	2,031,098
Solstice Advanced Materials, Inc.	12,917	818,809
Steel Dynamics, Inc.	11,182	2,601,157
Vulcan Materials Co.	10,651	2,871,297
SECURITY	NUMBER OF SHARES	VALUE ($)
Westlake Corp.	2,607	195,708
		122,198,104

Media & Entertainment 8.2%
Alphabet, Inc., Class A	481,551	163,414,332
Alphabet, Inc., Class C	388,149	130,189,056
AppLovin Corp., Class A *	22,149	6,911,817
Charter Communications, Inc., Class A *	9,135	1,392,539
EchoStar Corp., Class A *	11,042	954,471
Fox Corp., Class A	26,871	1,809,762
Liberty Live Holdings, Inc., Class C *	4,021	416,254
Liberty Media Corp.-Liberty Formula One, Class C *	18,492	1,848,275
Live Nation Entertainment, Inc. *	12,993	2,337,311
Match Group, Inc.	19,402	788,691
Meta Platforms, Inc., Class A	180,358	103,226,098
Netflix, Inc. *	345,800	28,027,090
New York Times Co., Class A	13,161	885,341
News Corp., Class A	41,650	1,279,072
Nexstar Media Group, Inc.	2,346	427,277
Omnicom Group, Inc.	23,491	2,056,167
Paramount Skydance Corp., Class B (a)	25,424	277,376
Pinterest, Inc., Class A *	39,684	861,540
Reddit, Inc., Class A *	10,722	1,584,819
ROBLOX Corp., Class A *	55,239	2,280,818
Roku, Inc. *	10,869	1,705,672
Sirius XM Holdings, Inc.	15,178	427,564
Snap, Inc., Class A *	90,264	500,965
Take-Two Interactive Software, Inc. *	14,254	3,131,604
TKO Group Holdings, Inc.	5,185	946,833
Trade Desk, Inc., Class A *	34,706	476,166
Versant Media Group, Inc.	11,709	481,474
Walt Disney Co.	142,564	15,332,758
Warner Bros Discovery, Inc. *	203,165	5,796,297
		479,767,439

Pharmaceuticals, Biotechnology & Life Sciences 6.3%
AbbVie, Inc.	145,111	37,209,363
Agilent Technologies, Inc.	23,118	3,550,000
Alnylam Pharmaceuticals, Inc. *	10,948	2,635,074
Amgen, Inc.	44,338	19,060,019
Atrium Therapeutics, Inc. *	1,088	14,492
Avantor, Inc. *	55,480	806,679
Axsome Therapeutics, Inc. *	3,527	700,180
Biogen, Inc. *	12,179	2,638,580
BioMarin Pharmaceutical, Inc. *	15,955	1,040,745
Bio-Rad Laboratories, Inc., Class A *	1,506	581,497
Bio-Techne Corp.	12,921	934,318
Bridgebio Pharma, Inc. *	14,316	1,096,462
Bristol-Myers Squibb Co.	167,529	11,192,612
Charles River Laboratories International, Inc. *	3,966	1,143,160
Corcept Therapeutics, Inc. *	7,880	893,198
Cytokinetics, Inc. *	11,198	794,050
Danaher Corp.	51,753	11,052,371
Elanco Animal Health, Inc. *	41,561	994,139
Eli Lilly & Co.	64,971	75,153,905
Exelixis, Inc. *	20,625	1,126,950
Gilead Sciences, Inc.	101,918	14,914,680
Halozyme Therapeutics, Inc. *	9,889	1,053,080
Illumina, Inc. *	12,398	2,648,585
Incyte Corp. *	13,884	1,710,786
Insmed, Inc. *	17,823	2,171,198
Ionis Pharmaceuticals, Inc. *	13,563	818,663
IQVIA Holdings, Inc. *	13,690	3,575,691
Jazz Pharmaceuticals PLC *	5,145	1,289,749
See financial notes
Schwab U.S. Equity ETFs | Annual Holdings and Financial Statements

Schwab 1000 Index ETF
Portfolio Holdings  as of August 31, 2026 (continued)

SECURITY	NUMBER OF SHARES	VALUE ($)
Johnson & Johnson	197,694	52,556,950
Madrigal Pharmaceuticals, Inc. *	1,569	847,307
Medpace Holdings, Inc. *	1,866	1,108,385
Merck & Co., Inc.	202,842	29,971,934
Mettler-Toledo International, Inc. *	1,657	2,328,317
Moderna, Inc. *	29,093	4,082,912
Natera, Inc. *	11,747	3,782,064
Neurocrine Biosciences, Inc. *	8,293	1,277,371
Pfizer, Inc.	467,956	13,318,028
Regeneron Pharmaceuticals, Inc.	8,213	6,562,844
Repligen Corp. *	4,347	786,720
Revolution Medicines, Inc. *	16,418	3,375,048
Revvity, Inc.	9,159	1,178,489
Rhythm Pharmaceuticals, Inc. *	5,034	534,258
Roivant Sciences Ltd. *	36,810	1,275,098
Royalty Pharma PLC, Class A	32,071	1,969,480
Summit Therapeutics, Inc. *	13,270	180,737
Tempus AI, Inc., Class A *	8,282	522,180
Thermo Fisher Scientific, Inc.	30,537	18,844,383
United Therapeutics Corp. *	3,483	1,777,654
Vertex Pharmaceuticals, Inc. *	20,858	11,357,598
Viatris, Inc.	95,622	1,578,719
Waters Corp. *	8,046	3,336,113
West Pharmaceutical Services, Inc.	5,820	1,985,260
Zoetis, Inc.	34,232	2,639,287
		367,977,362

Real Estate Management & Development 0.1%
CBRE Group, Inc., Class A *	24,038	3,504,981
CoStar Group, Inc. *	33,681	1,080,149
Jones Lang LaSalle, Inc. *	3,825	1,399,453
Zillow Group, Inc., Class C *	13,829	483,462
		6,468,045

Semiconductors & Semiconductor Equipment 16.4%
Advanced Micro Devices, Inc. *	133,912	63,035,057
Allegro MicroSystems, Inc. *	10,059	364,639
Amkor Technology, Inc.	9,318	440,741
Analog Devices, Inc.	40,062	14,508,053
Applied Materials, Inc.	65,182	29,878,777
Astera Labs, Inc. *	10,970	3,257,871
Broadcom, Inc.	388,831	143,999,673
Cirrus Logic, Inc. *	4,200	459,942
Credo Technology Group Holding Ltd. *	13,327	3,014,434
Enphase Energy, Inc. *	10,926	397,925
Entegris, Inc.	12,476	1,687,878
First Solar, Inc. *	8,835	1,783,787
GLOBALFOUNDRIES, Inc.	8,489	379,373
Impinj, Inc. *	2,298	400,587
Intel Corp. *	405,617	36,306,778
IonQ, Inc. *	31,632	1,243,454
KLA Corp.	107,278	18,821,925
Lam Research Corp.	102,725	30,970,560
Lattice Semiconductor Corp. *	11,156	1,286,733
MACOM Technology Solutions Holdings, Inc. *	5,373	1,417,559
Marvell Technology, Inc.	71,867	15,211,369
Microchip Technology, Inc.	44,485	3,267,423
Micron Technology, Inc.	92,615	88,792,779
MKS, Inc.	5,545	1,420,851
Monolithic Power Systems, Inc.	4,032	5,111,649
NVIDIA Corp.	1,989,044	439,141,134
NXP Semiconductors NV	20,716	4,653,642
ON Semiconductor Corp. *	32,035	2,373,473
Qnity Electronics, Inc.	17,177	2,051,449
Qorvo, Inc. *	6,560	630,285
SECURITY	NUMBER OF SHARES	VALUE ($)
QUALCOMM, Inc.	86,546	14,754,362
Rambus, Inc. *	8,752	758,711
Semtech Corp. *	7,683	1,021,532
SiTime Corp. *	1,847	1,044,331
Skyworks Solutions, Inc.	12,304	824,491
Teradyne, Inc.	12,850	4,495,315
Texas Instruments, Inc.	74,762	19,506,153
Universal Display Corp.	3,597	299,162
		959,013,857

Software & Services 10.3%
Accenture PLC, Class A	50,419	9,567,509
ACI Worldwide, Inc. *	8,157	434,605
Adobe, Inc. *	33,179	9,714,479
Akamai Technologies, Inc. *	11,914	1,294,099
Amdocs Ltd.	8,734	550,766
Appfolio, Inc., Class A *	1,984	464,673
Atlassian Corp., Class A *	13,149	2,553,141
Aurora Innovation, Inc. *	104,097	586,066
Autodesk, Inc. *	17,375	4,491,959
Bentley Systems, Inc., Class B	11,948	439,089
Bill Holdings, Inc. *	7,100	349,533
Cadence Design Systems, Inc. *	22,674	7,681,498
CCC Intelligent Solutions Holdings, Inc. *	41,844	312,156
Circle Internet Group, Inc. *	4,784	457,111
Cloudflare, Inc., Class A *	26,237	8,005,171
Cognizant Technology Solutions Corp., Class A	38,977	2,517,135
Commvault Systems, Inc. *	3,385	465,505
CoreWeave, Inc., Class A *	21,701	1,842,198
Crowdstrike Holdings, Inc., Class A *	83,667	19,327,077
Datadog, Inc., Class A *	27,148	6,435,162
Docusign, Inc. *	16,154	1,070,526
Dropbox, Inc., Class A *	12,190	428,966
D-Wave Quantum, Inc. *	30,186	519,199
Dynatrace, Inc. *	24,481	1,336,418
Elastic NV *	7,475	729,186
EPAM Systems, Inc. *	4,431	522,105
Fair Isaac Corp. *	1,906	2,186,582
Figma, Inc., Class A *	5,451	149,848
Fortinet, Inc. *	51,120	8,737,942
Gartner, Inc. *	5,500	1,089,605
Gen Digital, Inc.	45,741	1,417,971
Gitlab, Inc., Class A *	12,121	564,111
GoDaddy, Inc., Class A *	10,968	1,073,548
Guidewire Software, Inc. *	6,945	1,421,989
HubSpot, Inc. *	4,257	1,112,610
InterDigital, Inc.	2,092	700,883
International Business Machines Corp.	77,135	18,039,562
Intuit, Inc.	22,673	8,146,409
Kyndryl Holdings, Inc. *	18,620	250,439
Life360, Inc. *	6,578	281,933
Manhattan Associates, Inc. *	4,787	1,068,411
MARA Holdings, Inc. *	32,042	345,092
Microsoft Corp.	610,045	309,469,728
MongoDB, Inc. *	6,638	3,009,470
Nutanix, Inc., Class A *	21,710	1,488,655
Okta, Inc. *	13,722	2,374,455
Oracle Corp.	139,381	20,784,495
Palantir Technologies, Inc., Class A *	188,566	35,144,931
Palo Alto Networks, Inc. *	66,601	25,450,240
Pegasystems, Inc.	7,487	275,596
Procore Technologies, Inc. *	9,667	606,314
PTC, Inc. *	9,459	1,473,145
Roper Technologies, Inc.	8,274	3,513,471
Rubrik, Inc., Class A *	13,296	1,237,060
SailPoint, Inc. *	5,664	116,452
See financial notes

Schwab U.S. Equity ETFs | Annual Holdings and Financial Statements

Schwab 1000 Index ETF
Portfolio Holdings  as of August 31, 2026 (continued)

SECURITY	NUMBER OF SHARES	VALUE ($)
Salesforce, Inc.	67,166	17,297,932
Samsara, Inc., Class A *	30,445	1,243,678
SentinelOne, Inc., Class A *	27,204	601,208
ServiceNow, Inc. *	84,669	12,530,165
ServiceTitan, Inc., Class A *	4,815	472,063
Snowflake, Inc., Class A *	28,358	9,398,692
SoundHound AI, Inc., Class A *(a)	35,024	250,772
Strategy, Inc., Class A *	27,171	3,612,113
Synopsys, Inc. *	15,716	6,908,596
Trimble, Inc. *	19,360	1,160,438
Twilio, Inc., Class A *	12,426	2,927,938
Tyler Technologies, Inc. *	3,493	1,300,164
UiPath, Inc., Class A *	35,075	654,850
Unity Software, Inc. *	28,962	1,219,300
Varonis Systems, Inc. *	9,735	426,101
VeriSign, Inc.	6,766	1,950,503
Workday, Inc., Class A *	16,764	3,310,052
Zoom Communications, Inc., Class A *	21,949	2,122,029
Zscaler, Inc. *	8,524	1,605,794
		602,618,667

Technology Hardware & Equipment 10.0%
ADI Global Distribution, Inc. *	5,920	129,470
Advanced Energy Industries, Inc.	3,145	870,725
Amphenol Corp., Class A	100,970	16,008,793
Apple, Inc.	1,206,162	382,172,430
Arista Networks, Inc. *	84,812	16,596,860
Arrow Electronics, Inc. *	4,193	857,175
Badger Meter, Inc.	2,461	333,392
Belden, Inc.	3,226	369,248
CDW Corp.	10,595	1,605,990
Ciena Corp. *	11,598	4,439,714
Cisco Systems, Inc.	324,385	35,841,299
Cognex Corp.	13,802	841,370
Coherent Corp. *	16,092	4,470,840
Corning, Inc.	64,356	9,571,668
Dell Technologies, Inc., Class C	23,744	10,827,501
Everpure, Inc., Class A *	25,982	2,415,027
F5, Inc. *	4,674	1,902,926
Fabrinet *	2,980	1,230,531
Flex Ltd. *	30,318	3,312,241
Hewlett Packard Enterprise Co.	109,182	5,703,668
HP, Inc.	75,070	2,253,601
Itron, Inc. *	3,681	357,094
Jabil, Inc.	8,665	2,645,078
Keysight Technologies, Inc. *	14,118	4,555,879
Littelfuse, Inc.	2,073	854,449
Lumentum Holdings, Inc. *	6,389	5,844,402
Mirion Technologies, Inc. *	20,151	303,676
Motorola Solutions, Inc.	13,652	6,625,316
NetApp, Inc.	16,130	2,988,728
Sandisk Corp. *	12,175	19,074,572
Sanmina Corp. *	4,391	863,798
Seagate Technology Holdings PLC	18,418	15,257,103
Super Micro Computer, Inc. *	46,097	1,718,496
TD SYNNEX Corp.	6,140	1,552,499
TE Connectivity PLC	24,024	4,930,926
Teledyne Technologies, Inc. *	3,816	2,339,017
Ubiquiti, Inc.	345	203,557
Vontier Corp.	11,706	377,050
Western Digital Corp.	28,331	12,764,532
Zebra Technologies Corp., Class A *	3,942	1,393,694
		586,404,335

SECURITY	NUMBER OF SHARES	VALUE ($)
Telecommunication Services 0.8%
AST SpaceMobile, Inc. *	21,360	1,262,376
AT&T, Inc.	570,362	14,766,672
Comcast Corp., Class A	292,430	7,784,487
T-Mobile U.S., Inc.	38,181	6,889,380
Verizon Communications, Inc.	342,730	17,143,354
		47,846,269

Transportation 1.3%
Alaska Air Group, Inc. *	9,161	378,624
American Airlines Group, Inc. *	53,510	718,639
Avis Budget Group, Inc. *	1,355	199,849
CH Robinson Worldwide, Inc.	9,732	1,456,491
CSX Corp.	152,504	7,702,977
Delta Air Lines, Inc.	53,634	4,183,452
Expeditors International of Washington, Inc.	10,729	2,034,755
FedEx Corp.	18,010	5,896,474
Fedex Freight Holding Co., Inc. *	9,038	1,208,742
GXO Logistics, Inc. *	9,635	459,879
JB Hunt Transport Services, Inc.	6,095	1,618,040
Joby Aviation, Inc. *	49,561	338,997
Knight-Swift Transportation Holdings, Inc.	13,517	926,050
Lyft, Inc., Class A *	30,375	513,337
Norfolk Southern Corp.	18,438	6,320,362
Old Dominion Freight Line, Inc.	15,022	3,003,799
Ryder System, Inc.	3,216	786,183
Saia, Inc. *	2,239	795,136
Southwest Airlines Co.	40,118	1,545,746
Uber Technologies, Inc. *	167,151	12,644,973
U-Haul Holding Co., Non Voting Shares	8,465	505,107
Union Pacific Corp.	48,763	14,661,571
United Airlines Holdings, Inc. *	26,643	2,877,178
United Parcel Service, Inc., Class B	61,329	6,392,322
XPO, Inc. *	9,630	1,868,124
		79,036,807

Utilities 2.0%
AES Corp.	57,991	854,787
Alliant Energy Corp.	21,166	1,438,865
Ameren Corp.	22,604	2,396,250
American Electric Power Co., Inc.	44,675	5,469,560
American Water Works Co., Inc.	16,121	2,228,406
Atmos Energy Corp.	13,742	2,282,958
CenterPoint Energy, Inc.	53,443	2,116,343
CMS Energy Corp.	25,198	1,714,976
Consolidated Edison, Inc.	30,330	3,245,917
Constellation Energy Corp.	26,297	7,225,627
Dominion Energy, Inc.	72,298	4,772,391
DTE Energy Co.	17,048	2,312,220
Duke Energy Corp.	64,007	7,675,079
Edison International	31,511	1,700,964
Entergy Corp.	37,673	4,005,017
Essential Utilities, Inc.	23,431	964,654
Evergy, Inc.	18,891	1,530,549
Eversource Energy	30,961	2,171,604
Exelon Corp.	84,336	3,687,170
FirstEnergy Corp.	43,094	1,976,291
IDACORP, Inc.	4,537	617,758
National Fuel Gas Co.	7,664	636,572
NextEra Energy, Inc.	171,174	14,094,467
NiSource, Inc.	39,202	1,604,146
NRG Energy, Inc.	17,230	1,897,368
OGE Energy Corp.	16,833	768,090
See financial notes
Schwab U.S. Equity ETFs | Annual Holdings and Financial Statements

Schwab 1000 Index ETF
Portfolio Holdings  as of August 31, 2026 (continued)

SECURITY	NUMBER OF SHARES	VALUE ($)
Oklo, Inc. *	11,353	460,591
Ormat Technologies, Inc.	5,034	513,468
PG&E Corp.	180,774	2,398,871
Pinnacle West Capital Corp.	10,043	980,598
PPL Corp.	62,083	2,118,893
Public Service Enterprise Group, Inc.	40,842	2,994,944
Sempra	53,777	4,393,581
Southern Co.	92,629	8,151,352
Southwest Gas Holdings, Inc.	5,280	466,382
Talen Energy Corp. *	3,753	1,109,987
TXNM Energy, Inc.	8,031	462,666
UGI Corp.	17,609	677,066
Vistra Corp.	26,054	3,579,038
WEC Energy Group, Inc.	26,841	2,849,709
Xcel Energy, Inc.	51,441	3,893,569
		114,438,744
Total Common Stocks (Cost $3,214,437,607)		5,852,510,707

SHORT-TERM INVESTMENTS 0.0% OF NET ASSETS

Money Market Funds 0.0%
State Street Institutional U.S. Government Money Market Fund, Premier Class 3.62% (c)	2,425,660	2,425,660
State Street Institutional U.S. Government Money Market Fund, Premier Class 3.62% (c)(d)	774,823	774,823
		3,200,483
Total Short-Term Investments (Cost $3,200,483)		3,200,483
Total Investments in Securities (Cost $3,217,638,090)		5,855,711,190

	NUMBER OF CONTRACTS	NOTIONAL AMOUNT ($)	CURRENT VALUE/ UNREALIZED DEPRECIATION ($)
FUTURES CONTRACTS
Long
S&P 400 Mid-Cap Index, e-mini, expires 09/18/26	2	753,420	(17,118)
S&P 500 Index, e-mini, expires 09/18/26	15	5,774,250	(41,144)
			(58,262)

*	Non-income producing security.
(a)	All or a portion of this security is on loan.
(b)	Issuer is affiliated with the fund’s investment adviser.
(c)	The rate shown is the annualized 7-day yield.
(d)	Security purchased with cash collateral received for securities on loan. Securities on loan were valued at $756,664.

REIT —	Real Estate Investment Trust
Below is a summary of the fund’s transactions with affiliated issuers during the period ended August 31, 2026:
SECURITY	VALUE AT 8/31/25	PURCHASES	SALES	NET REALIZED GAINS (LOSSES)	NET CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION)	VALUE AT 8/31/26	BALANCE OF SHARES HELD AT 8/31/26	DIVIDENDS RECEIVED
COMMON STOCKS 0.3% OF NET ASSETS

Financial Services 0.3%
Charles Schwab Corp.(a)	$12,246,244	$1,499,473	($985,457 )	$163,128	$1,728,247	$14,651,635	133,415	$160,998

(a)	Issuer is affiliated with the fund’s investment adviser.

The following is a summary of the inputs used to value the fund’s investments as of August 31, 2026:
DESCRIPTION	QUOTED PRICES IN ACTIVE MARKETS FOR IDENTICAL ASSETS (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Assets
Common Stocks[1]	$5,852,510,707	$—	$—	$5,852,510,707
Short-Term Investments[1]	3,200,483	—	—	3,200,483
See financial notes

Schwab U.S. Equity ETFs | Annual Holdings and Financial Statements

Schwab 1000 Index ETF
Portfolio Holdings  as of August 31, 2026 (continued)

DESCRIPTION	QUOTED PRICES IN ACTIVE MARKETS FOR IDENTICAL ASSETS (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Liabilities
Futures Contracts[2]	($58,262 )	$—	$—	($58,262 )
Total	$5,855,652,928	$—	$—	$5,855,652,928

[1]	As categorized in the Portfolio Holdings.
[2]	Futures contracts are reported at cumulative unrealized appreciation or depreciation.
See financial notes
Schwab U.S. Equity ETFs | Annual Holdings and Financial Statements

Schwab 1000 Index ETF
Statement of Assets and Liabilities

As of August 31, 2026
Assets
Investments in securities, at value - affiliated issuers (cost $8,888,890)		$14,651,635
Investments in securities, at value - unaffiliated issuers (cost $3,208,749,200) including securities on loan of $756,664		5,841,059,555
Deposit with broker for futures contracts		407,091
Receivables:
Dividends		4,685,862
Income from securities on loan	+	3,093
Total assets		5,860,807,236

Liabilities
Collateral held for securities on loan		774,823
Payables:
Management fees		140,494
Variation margin on futures contracts	+	18,679
Total liabilities		933,996
Net assets		$5,859,873,240

Net Assets by Source
Capital received from investors		$3,347,950,347
Total distributable earnings	+	2,511,922,893
Net assets		$5,859,873,240

Net Asset Value (NAV)
Net Assets	÷	Shares Outstanding	=	NAV
$5,859,873,240		158,500,000		$36.97

See financial notes

Schwab U.S. Equity ETFs | Annual Holdings and Financial Statements

Schwab 1000 Index ETF
Statement of Operations

For the period September 1, 2025 through August 31, 2026
Investment Income
Dividends received from securities - unaffiliated issuers (net of foreign withholding tax of $16,238)		$57,981,444
Dividends received from securities - affiliated issuers		160,998
Other Interest		22,474
Securities on loan, net	+	46,489
Total investment income		58,211,405

Expenses
Management fees		1,530,629
Total expenses	–	1,530,629
Net investment income		56,680,776

REALIZED AND UNREALIZED GAINS (LOSSES)
Net realized losses on sales of securities - affiliated issuers		(13,181)
Net realized losses on sales of securities - unaffiliated issuers		(20,891,810)
Net realized gains on sales of in-kind redemptions - affiliated issuers		176,309
Net realized gains on sales of in-kind redemptions - unaffiliated issuers		77,737,792
Net realized gains on futures contracts	+	917,176
Net realized gains		57,926,286
Net change in unrealized appreciation (depreciation) on securities - affiliated issuers		1,728,247
Net change in unrealized appreciation (depreciation) on securities - unaffiliated issuers		829,868,868
Net change in unrealized appreciation (depreciation) on futures contracts	+	(140,203)
Net change in unrealized appreciation (depreciation)		831,456,912
Net realized and unrealized gains		889,383,198
Increase in net assets resulting from operations		$946,063,974
See financial notes
Schwab U.S. Equity ETFs | Annual Holdings and Financial Statements

Schwab 1000 Index ETF
Statement of Changes in Net Assets

For the current and prior report periods
OPERATIONS
	9/1/25-8/31/26		9/1/24-8/31/25
Net investment income		$56,680,776	$49,953,097
Net realized gains		57,926,286	72,689,211
Net change in unrealized appreciation (depreciation)	+	831,456,912	512,612,606
Increase in net assets resulting from operations		$946,063,974	$635,254,914

DISTRIBUTIONS TO SHAREHOLDERS
Total distributions		($55,940,980 )	($48,800,210 )

TRANSACTIONS IN FUND SHARES[1]
	9/1/25-8/31/26			9/1/24-8/31/25
		SHARES	VALUE	SHARES	VALUE
Shares sold		17,400,000	$587,037,813	12,800,000	$347,351,831
Shares redeemed	+	(3,500,000)	(120,925,170)	(5,800,000)	(165,824,287)
Net transactions in fund shares		13,900,000	$466,112,643	7,000,000	$181,527,544

SHARES OUTSTANDING AND NET ASSETS[1]
	9/1/25-8/31/26			9/1/24-8/31/25
		SHARES	NET ASSETS	SHARES	NET ASSETS
Beginning of period		144,600,000	$4,503,637,603	137,600,000	$3,735,655,355
Total increase	+	13,900,000	1,356,235,637	7,000,000	767,982,248
End of period		158,500,000	$5,859,873,240	144,600,000	$4,503,637,603

[1]
For the period ended August 31, 2025, transactions in fund shares have been retroactively adjusted to reflect a 2-for-1 share split effective after the close of U.S. markets on
October 10, 2024. The retroactive adjustment of the share split does not change the transaction in fund shares values.

See financial notes

Schwab U.S. Equity ETFs | Annual Holdings and Financial Statements

Schwab U.S. Large-Cap ETF
Financial Statements
FINANCIAL HIGHLIGHTS

	9/1/25– 8/31/26	9/1/24– 8/31/25[1]	9/1/23– 8/31/24[1]	9/1/22– 8/31/23[1]	9/1/21– 8/31/22[1,2]
Per-Share Data
Net asset value at beginning of period	$25.54	$22.22	$17.75	$15.61	$18.24
Income (loss) from investment operations:
Net investment income (loss)[3]	0.31	0.29	0.27	0.26	0.24
Net realized and unrealized gains (losses)	4.69	3.32	4.47	2.14	(2.63)
Total from investment operations	5.00	3.61	4.74	2.40	(2.39)
Less distributions:
Distributions from net investment income	(0.30)	(0.29)	(0.27)	(0.26)	(0.24)
Net asset value at end of period	$30.24	$25.54	$22.22	$17.75	$15.61
Total return	19.74%	16.37%	26.95%	15.61%	(13.22%)
Ratios/Supplemental Data
Ratios to average net assets:
Total expenses	0.03%	0.03%	0.03%	0.03%[4]	0.03%[4]
Net investment income (loss)	1.11%	1.24%	1.39%	1.63%	1.39%
Portfolio turnover rate[5]	3%	3%	3%	4%	4%
Net assets, end of period (x 1,000,000)	$74,137	$59,047	$44,971	$34,018	$28,911

[1]	Per-Share Data has been retroactively adjusted to reflect a 3-for-1 share split effective after the close of U.S. markets on October 10, 2024.
[2]	Per-Share Data has been retroactively adjusted to reflect a 2-for-1 share split effective after the close of U.S. markets on March 10, 2022.
[3]	Calculated based on the average shares outstanding during the period.
[4]	Ratio includes less than 0.005% of non-routine proxy expenses.
[5]	Portfolio turnover rate excludes securities received or delivered from processing of in-kind creations or redemptions.
See financial notes
Schwab U.S. Equity ETFs | Annual Holdings and Financial Statements

Schwab U.S. Large-Cap ETF
Portfolio Holdings  as of August 31, 2026

SECURITY	NUMBER OF SHARES	VALUE ($)
COMMON STOCKS 99.9% OF NET ASSETS

Automobiles & Components 1.8%
Aptiv PLC *	230,385	10,312,033
Autoliv, Inc.	73,496	8,908,450
BorgWarner, Inc.	218,704	14,032,049
Ford Motor Co.	4,196,215	58,495,237
General Motors Co.	964,823	83,283,521
Rivian Automotive, Inc., Class A *	1,021,691	16,408,357
Tesla, Inc. *	3,003,809	1,105,251,522
		1,296,691,169

Banks 3.4%
Bank of America Corp.	6,973,007	431,908,054
BOK Financial Corp.	20,371	2,772,086
Citigroup, Inc.	1,822,203	239,838,359
Citizens Financial Group, Inc.	451,855	31,119,254
Commerce Bancshares, Inc.	141,485	8,165,099
Cullen/Frost Bankers, Inc.	65,960	10,610,985
East West Bancorp, Inc.	145,479	18,455,466
Fifth Third Bancorp	962,659	51,762,174
First Citizens BancShares, Inc., Class A	9,863	21,347,477
First Horizon Corp.	506,604	12,320,609
Huntington Bancshares, Inc.	2,165,444	36,130,433
JPMorgan Chase & Co.	2,860,913	1,018,542,246
KeyCorp	983,597	21,255,531
M&T Bank Corp.	156,214	36,544,703
PNC Financial Services Group, Inc.	428,477	102,675,944
Regions Financial Corp.	909,418	27,173,410
Truist Financial Corp.	1,330,935	65,987,757
U.S. Bancorp	1,659,037	102,163,499
Wells Fargo & Co.	3,267,655	282,292,715
Western Alliance Bancorp	109,129	8,526,249
Zions Bancorp NA	156,414	10,431,250
		2,540,023,300

Capital Goods 6.7%
3M Co.	557,114	95,728,899
A.O. Smith Corp.	118,532	7,008,797
Acuity, Inc.	31,878	10,576,802
Advanced Drainage Systems, Inc.	75,556	10,255,216
AECOM	136,045	9,173,514
AeroVironment, Inc. *	34,461	5,112,289
AGCO Corp.	64,941	7,683,170
Allegion PLC	92,945	14,429,711
AMETEK, Inc.	245,298	57,686,731
API Group Corp. *	410,133	16,097,720
Axon Enterprise, Inc. *	86,454	48,981,378
Bloom Energy Corp., Class A *	279,966	57,756,986
Boeing Co. *	841,162	174,776,640
Builders FirstSource, Inc. *	112,766	7,487,662
BWX Technologies, Inc.	98,538	15,006,352
Carlisle Cos., Inc.	43,192	14,969,483
Carpenter Technology Corp.	52,815	25,162,122
Carrier Global Corp.	831,348	48,401,081
Caterpillar, Inc.	491,837	392,225,252
CNH Industrial NV	937,367	11,089,052
Comfort Systems USA, Inc.	37,658	58,204,958
Core & Main, Inc., Class A *	203,642	8,748,460
Crane Co.	51,519	10,565,001
Cummins, Inc.	147,115	83,031,706
Curtiss-Wright Corp.	39,169	22,817,118
Deere & Co.	268,046	175,546,006
SECURITY	NUMBER OF SHARES	VALUE ($)
Donaldson Co., Inc.	123,808	11,252,909
Dover Corp.	142,623	27,701,665
DuPont de Nemours, Inc.	145,326	19,559,426
Eaton Corp. PLC	414,298	166,498,080
EMCOR Group, Inc.	47,421	34,832,621
Emerson Electric Co.	598,248	91,196,925
Fastenal Co.	1,227,094	60,508,005
Ferguson Enterprises, Inc.	207,259	46,531,718
Fortive Corp.	323,058	19,008,733
Fortune Brands Innovations, Inc.	125,685	5,571,616
FTAI Aviation Ltd.	109,119	20,743,522
GE Vernova, Inc.	286,727	257,632,811
Generac Holdings, Inc. *	63,055	11,689,136
General Dynamics Corp.	270,764	100,548,211
General Electric Co.	1,114,265	374,069,903
Graco, Inc.	174,658	13,523,769
HEICO Corp.	104,405	34,573,716
Honeywell Aerospace, Inc. *	337,180	53,311,530
Honeywell International, Inc.	338,890	72,363,182
Howmet Aerospace, Inc.	426,924	104,575,034
Hubbell, Inc.	56,155	25,438,215
Huntington Ingalls Industries, Inc.	42,344	12,330,573
IDEX Corp.	78,904	18,040,611
Illinois Tool Works, Inc.	278,800	76,773,156
Ingersoll Rand, Inc.	377,879	29,115,577
ITT, Inc.	95,121	19,051,785
Johnson Controls International PLC	651,502	90,063,637
Kratos Defense & Security Solutions, Inc. *	203,100	10,354,038
L3Harris Technologies, Inc.	198,802	52,931,033
Lennox International, Inc.	33,458	12,802,369
Leonardo DRS, Inc.	87,600	3,328,800
Lincoln Electric Holdings, Inc.	57,911	16,286,311
Lockheed Martin Corp.	216,861	121,708,899
Masco Corp.	214,331	15,466,125
MasTec, Inc. *	65,507	15,707,268
Middleby Corp. *	43,999	4,876,849
Midera Food Processing, Inc. *	43,999	2,062,673
Nordson Corp.	55,923	17,991,548
Northrop Grumman Corp.	142,379	76,841,946
nVent Electric PLC	172,592	26,018,244
Otis Worldwide Corp.	407,281	28,969,898
Owens Corning	86,169	11,904,247
PACCAR, Inc.	560,647	69,593,112
Parker-Hannifin Corp.	134,849	132,076,505
Pentair PLC	172,721	10,442,712
Quanta Services, Inc.	160,236	97,277,673
QXO, Inc. *	894,739	11,882,134
RBC Bearings, Inc. *	33,212	16,415,363
Regal Rexnord Corp.	71,818	11,379,562
Rocket Lab Corp. *	543,716	34,754,327
Rockwell Automation, Inc.	118,724	50,390,027
RTX Corp.	1,437,855	298,685,619
Snap-on, Inc.	54,921	21,216,532
StandardAero, Inc. *	205,290	5,027,552
Stanley Black & Decker, Inc.	166,094	16,006,479
Sunbelt Rentals Holdings, Inc.	436,808	31,572,482
Textron, Inc.	183,885	14,813,776
Toro Co.	103,620	10,135,072
Trane Technologies PLC	235,866	104,818,850
TransDigm Group, Inc.	59,676	69,924,756
Trex Co., Inc. *	113,192	5,159,291
United Rentals, Inc.	67,127	69,677,826
Vertiv Holdings Co., Class A	410,372	106,171,444
Watsco, Inc.	37,527	11,626,615
WESCO International, Inc.	52,254	17,787,262
Westinghouse Air Brake Technologies Corp.	181,177	51,803,940
See financial notes

Schwab U.S. Equity ETFs | Annual Holdings and Financial Statements

Schwab U.S. Large-Cap ETF
Portfolio Holdings  as of August 31, 2026 (continued)

SECURITY	NUMBER OF SHARES	VALUE ($)
Woodward, Inc.	63,839	21,693,769
WW Grainger, Inc.	46,406	60,768,193
Xylem, Inc.	253,610	27,924,997
		4,981,304,290

Commercial & Professional Services 0.9%
Automatic Data Processing, Inc.	427,509	122,335,975
Booz Allen Hamilton Holding Corp., Class A	129,048	9,762,481
Broadridge Financial Solutions, Inc.	123,269	22,481,800
CACI International, Inc., Class A *	23,713	14,773,436
Cintas Corp.	363,807	73,412,615
Clean Harbors, Inc. *	52,517	16,555,984
Copart, Inc. *	954,063	31,474,538
Equifax, Inc.	127,632	24,142,869
Genpact Ltd.	170,446	6,473,539
Jacobs Solutions, Inc.	127,300	18,974,065
KBR, Inc.	136,611	5,122,913
Leidos Holdings, Inc.	136,088	19,080,898
Mobility Global, Inc.	322,679	6,550,384
Parsons Corp. *	56,368	2,741,740
Paychex, Inc.	341,143	43,441,150
Paycom Software, Inc.	43,818	10,476,884
Paylocity Holding Corp. *	47,502	7,610,770
RB Global, Inc.	197,182	16,677,654
Republic Services, Inc.	214,770	47,446,988
Rollins, Inc.	310,198	11,188,842
SS&C Technologies Holdings, Inc.	223,344	18,530,852
Tetra Tech, Inc.	281,026	10,156,280
TransUnion	205,180	17,421,834
Veralto Corp.	263,686	25,991,529
Verisk Analytics, Inc.	139,595	27,050,719
Waste Management, Inc.	394,444	86,351,680
		696,228,419

Consumer Discretionary Distribution & Retail 5.2%
Amazon.com, Inc. *	10,449,045	2,714,348,420
AutoZone, Inc. *	17,623	52,714,622
Bath & Body Works, Inc.	207,323	3,990,968
Best Buy Co., Inc.	212,001	16,991,880
Burlington Stores, Inc. *	66,945	17,389,633
CarMax, Inc. *	151,229	9,274,875
Carvana Co. *	764,369	56,150,547
Coupang, Inc. *	1,414,124	22,710,831
Dick's Sporting Goods, Inc.	69,777	9,426,873
eBay, Inc.	473,922	49,079,362
Etsy, Inc. *	100,118	8,142,597
Floor & Decor Holdings, Inc., Class A *	113,066	5,683,828
GameStop Corp., Class A *	441,589	8,116,406
Genuine Parts Co.	147,963	20,074,140
Home Depot, Inc.	1,063,952	348,795,384
Lithia Motors, Inc.	24,172	8,878,859
LKQ Corp.	274,967	6,901,672
Lowe's Cos., Inc.	597,751	122,359,630
Murphy USA, Inc.	18,066	9,311,036
O'Reilly Automotive, Inc. *	884,884	78,577,699
Penske Automotive Group, Inc.	19,387	4,199,030
Pool Corp.	34,199	6,378,797
Ross Stores, Inc.	344,181	78,659,126
TJX Cos., Inc.	1,180,047	158,020,094
Tractor Supply Co.	555,565	19,389,218
Ulta Beauty, Inc. *	46,851	25,163,672
Williams-Sonoma, Inc.	126,579	28,891,657
		3,889,620,856

SECURITY	NUMBER OF SHARES	VALUE ($)
Consumer Durables & Apparel 0.5%
Deckers Outdoor Corp. *	151,419	13,185,567
Dr. Horton, Inc.	281,582	40,705,494
Garmin Ltd.	175,277	49,797,948
Hasbro, Inc.	141,406	13,306,305
Lennar Corp., Class A	236,918	19,927,173
Lululemon Athletica, Inc. *	113,242	13,618,483
Mohawk Industries, Inc. *	55,178	7,076,578
NIKE, Inc., Class B	1,280,848	50,029,923
NVR, Inc. *	2,865	18,093,134
PulteGroup, Inc.	202,085	25,527,377
Ralph Lauren Corp.	40,519	14,056,041
SharkNinja, Inc. *	76,578	14,740,499
Somnigroup International, Inc.	245,559	15,899,945
Tapestry, Inc.	216,953	26,769,831
Toll Brothers, Inc.	101,037	14,493,758
		337,228,056

Consumer Services 1.7%
ADT, Inc.	622,724	4,601,931
Airbnb, Inc., Class A *	446,143	81,742,321
Aramark	277,562	15,629,516
Booking Holdings, Inc.	827,030	164,653,403
Carnival Corp. Ltd.	1,370,343	32,737,494
Cava Group, Inc. *	105,566	6,940,965
Chipotle Mexican Grill, Inc. *	1,369,253	52,072,692
Churchill Downs, Inc.	71,935	6,292,874
Darden Restaurants, Inc.	121,582	26,050,159
Domino's Pizza, Inc.	32,821	11,226,751
DoorDash, Inc., Class A *	403,983	93,619,020
DraftKings, Inc., Class A *	532,431	12,932,749
Duolingo, Inc., Class A *	43,830	6,502,619
Expedia Group, Inc.	122,085	38,715,595
Flutter Entertainment PLC *	185,015	18,534,803
Hilton Worldwide Holdings, Inc.	242,750	76,776,970
Las Vegas Sands Corp.	315,531	13,823,413
Marriott International, Inc., Class A	233,594	79,833,085
McDonald's Corp.	759,274	200,099,070
MGM Resorts International *	204,837	8,472,058
Norwegian Cruise Line Holdings Ltd. *	501,318	8,091,273
Royal Caribbean Cruises Ltd.	266,176	71,532,138
Service Corp. International	147,806	12,066,882
Starbucks Corp.	1,217,140	129,321,125
Texas Roadhouse, Inc.	70,734	13,835,570
Wingstop, Inc.	30,002	3,284,619
Wyndham Hotels & Resorts, Inc.	77,644	5,719,257
Wynn Resorts Ltd.	90,475	8,258,558
Yum! Brands, Inc.	294,300	45,119,133
		1,248,486,043

Consumer Staples Distribution & Retail 1.7%
Albertsons Cos., Inc., Class A	398,059	4,916,029
BJ's Wholesale Club Holdings, Inc. *	134,720	12,212,368
Casey's General Stores, Inc.	39,254	29,527,251
Costco Wholesale Corp.	473,790	447,205,643
Dollar General Corp.	236,192	29,937,336
Dollar Tree, Inc. *	193,055	24,438,832
Kroger Co.	606,004	34,869,470
Maplebear, Inc. *	175,174	8,849,790
Performance Food Group Co. *	168,662	16,726,211
Sprouts Farmers Market, Inc. *	100,323	8,230,499
Sysco Corp.	511,641	41,483,852
Target Corp.	486,271	78,231,279
U.S. Foods Holding Corp. *	233,647	24,495,552
See financial notes
Schwab U.S. Equity ETFs | Annual Holdings and Financial Statements

Schwab U.S. Large-Cap ETF
Portfolio Holdings  as of August 31, 2026 (continued)

SECURITY	NUMBER OF SHARES	VALUE ($)
Walmart, Inc.	4,681,854	490,986,029
		1,252,110,141

Energy 3.6%
Antero Resources Corp. *	312,403	12,021,267
APA Corp.	381,866	16,477,518
Baker Hughes Co.	1,058,726	67,282,037
Cheniere Energy, Inc.	223,286	65,130,293
Chevron Corp.	1,999,067	412,087,671
ConocoPhillips	1,300,367	172,285,624
Devon Energy Corp.	1,232,178	59,772,955
Diamondback Energy, Inc.	208,289	41,757,779
DT Midstream, Inc.	108,817	14,257,203
EOG Resources, Inc.	571,042	82,778,248
EQT Corp.	666,048	36,086,481
Expand Energy Corp.	255,306	25,060,837
ExxonMobil Holdings Corp.	4,426,298	712,412,663
Halliburton Co.	886,343	32,661,740
HF Sinclair Corp.	163,204	16,583,158
Kinder Morgan, Inc.	2,084,202	67,194,673
Marathon Petroleum Corp.	311,437	116,265,661
Occidental Petroleum Corp.	774,787	46,626,682
ONEOK, Inc.	672,730	64,588,807
Ovintiv, Inc.	297,039	19,500,610
Permian Resources Corp., Class A	839,459	19,551,000
Phillips 66	427,673	105,455,608
Range Resources Corp.	250,276	10,341,404
SLB Ltd.	1,598,388	96,063,119
Targa Resources Corp.	229,898	67,509,548
TechnipFMC PLC	425,957	33,288,540
Texas Pacific Land Corp.	61,976	23,200,096
Valero Energy Corp.	316,619	113,640,892
Williams Cos., Inc.	1,304,242	97,883,362
		2,647,765,476

Equity Real Estate Investment Trusts (REITs) 1.8%
Alexandria Real Estate Equities, Inc.	163,980	8,410,534
American Homes 4 Rent, Class A	337,835	11,249,905
American Tower Corp.	497,836	87,469,785
BXP, Inc.	159,715	10,859,023
Camden Property Trust	106,964	11,316,791
Crown Castle, Inc.	466,983	35,556,086
CubeSmart	240,970	9,571,328
Digital Realty Trust, Inc.	372,159	69,068,989
EastGroup Properties, Inc.	56,247	11,221,277
Equinix, Inc.	105,379	110,302,307
Equity LifeStyle Properties, Inc.	208,868	13,252,675
Essex Property Trust, Inc.	69,070	19,544,047
Extra Space Storage, Inc.	226,058	31,896,784
Federal Realty Investment Trust	83,362	9,672,493
Gaming & Leisure Properties, Inc.	301,978	12,704,214
Healthpeak Properties, Inc.	732,911	15,259,207
Host Hotels & Resorts, Inc.	675,970	14,824,022
Invitation Homes, Inc.	584,033	17,018,722
Iron Mountain, Inc.	316,015	36,452,330
Kimco Realty Corp.	724,256	17,172,110
Lamar Advertising Co., Class A	91,676	13,660,641
Lineage, Inc.	61,127	2,399,235
Mid-America Apartment Communities, Inc.	123,954	15,971,473
NNN REIT, Inc.	202,808	9,166,922
Omega Healthcare Investors, Inc.	320,046	14,632,503
Prologis, Inc.	1,010,320	141,363,974
Public Storage	178,590	54,825,344
Realty Income Corp.	992,248	60,804,957
Regency Centers Corp.	174,142	13,020,597
SECURITY	NUMBER OF SHARES	VALUE ($)
Rexford Industrial Realty, Inc.	239,447	8,869,117
SBA Communications Corp.	113,201	21,469,702
Simon Property Group, Inc.	346,283	73,522,807
Sun Communities, Inc.	123,719	15,021,961
UDR, Inc.	311,670	11,516,206
Ventas, Inc.	519,192	47,334,735
VICI Properties, Inc.	1,178,940	30,239,811
Vivmark Residential	778,478	50,710,057
Welltower, Inc.	754,904	178,338,521
Weyerhaeuser Co.	764,636	17,869,543
WP Carey, Inc.	235,441	16,471,452
		1,350,032,187

Financial Services 7.2%
Affirm Holdings, Inc., Class A *	313,934	23,372,386
AGNC Investment Corp.	1,237,682	13,280,328
Ally Financial, Inc.	297,298	12,548,949
American Express Co.	568,918	187,839,656
Ameriprise Financial, Inc.	95,709	52,937,605
Annaly Capital Management, Inc.	790,083	18,108,702
Apollo Global Management, Inc.	492,313	67,240,110
ARES Management Corp., Class A	224,948	32,205,805
Bank of New York Mellon Corp.	732,569	118,148,728
Berkshire Hathaway, Inc., Class B *	1,957,120	986,447,194
Blackrock, Inc.	154,059	178,032,121
Blackstone, Inc.	793,046	113,595,909
Block, Inc. *	570,727	46,811,029
Blue Owl Capital, Inc.	677,449	8,291,976
Capital One Financial Corp.	664,216	142,480,974
Carlyle Group, Inc.	275,341	13,323,751
Cboe Global Markets, Inc.	111,599	33,502,020
Charles Schwab Corp. (a)	1,733,760	190,401,523
CME Group, Inc.	386,523	110,352,316
Coinbase Global, Inc., Class A *	236,874	44,560,737
Corebridge Financial, Inc.	257,917	8,392,619
Corpay, Inc. *	69,542	28,115,831
Equitable Holdings, Inc.	296,489	14,862,994
Evercore, Inc., Class A	41,721	11,950,146
FactSet Research Systems, Inc.	39,338	12,334,430
Fidelity National Information Services, Inc.	550,050	22,425,538
Fiserv, Inc. *	568,417	30,302,310
Franklin Templeton, Inc.	324,147	11,069,620
Global Payments, Inc.	247,570	22,541,248
Goldman Sachs Group, Inc.	314,982	323,140,034
Houlihan Lokey, Inc.	58,929	7,854,646
Interactive Brokers Group, Inc., Class A	476,585	46,366,955
Intercontinental Exchange, Inc.	603,506	96,983,414
Invesco Ltd.	470,678	15,428,825
Jack Henry & Associates, Inc.	77,796	13,062,726
Jefferies Financial Group, Inc.	173,442	9,129,987
KKR & Co., Inc.	737,817	80,953,281
LPL Financial Holdings, Inc.	85,750	31,739,076
MarketAxess Holdings, Inc.	38,841	6,316,712
Mastercard, Inc., Class A	861,731	507,826,696
Moody's Corp.	161,048	81,271,263
Morgan Stanley	1,280,108	273,072,639
Morningstar, Inc.	24,405	5,343,231
MSCI, Inc.	78,211	44,630,325
Nasdaq, Inc.	476,777	47,014,980
Northern Trust Corp.	196,476	36,458,087
PayPal Holdings, Inc.	940,642	49,538,911
Raymond James Financial, Inc.	184,157	32,811,253
Robinhood Markets, Inc., Class A *	846,834	88,756,672
S&P Global, Inc.	324,353	141,366,011
SEI Investments Co.	96,408	10,699,360
See financial notes

Schwab U.S. Equity ETFs | Annual Holdings and Financial Statements

Schwab U.S. Large-Cap ETF
Portfolio Holdings  as of August 31, 2026 (continued)

SECURITY	NUMBER OF SHARES	VALUE ($)
SoFi Technologies, Inc. *	1,358,257	24,285,635
Starwood Property Trust, Inc.	363,140	5,701,298
State Street Corp.	296,696	56,781,680
Stifel Financial Corp.	161,860	13,075,051
Synchrony Financial	358,369	27,623,082
T. Rowe Price Group, Inc.	228,165	25,390,201
Toast, Inc., Class A *	500,025	17,045,852
Tradeweb Markets, Inc., Class A	125,762	13,544,567
Visa, Inc., Class A	1,771,750	672,148,797
Voya Financial, Inc.	95,468	9,672,818
		5,370,510,620

Food, Beverage & Tobacco 2.0%
Altria Group, Inc.	1,783,422	122,128,739
Archer-Daniels-Midland Co.	514,529	41,826,062
Brown-Forman Corp., Class B	238,110	6,326,583
Bunge Global SA	144,510	16,793,507
Campbell's Co. (b)	208,612	4,939,932
Celsius Holdings, Inc. *	170,039	5,347,727
Coca-Cola Co.	4,136,868	366,816,086
Coca-Cola Consolidated, Inc.	61,326	11,993,526
Conagra Brands, Inc.	508,620	8,148,092
Constellation Brands, Inc., Class A	149,637	19,545,585
General Mills, Inc.	566,542	23,341,530
Hershey Co.	157,488	27,750,960
Hormel Foods Corp.	314,078	6,862,604
J.M. Smucker Co.	115,706	15,175,999
Keurig Dr. Pepper, Inc.	1,450,653	46,217,805
Kraft Heinz Co.	906,105	23,259,715
Lamb Weston Holdings, Inc.	147,577	8,047,374
McCormick & Co., Inc. - Non Voting Shares	268,749	14,571,571
Molson Coors Beverage Co., Class B	173,482	6,897,644
Mondelez International, Inc., Class A	1,372,003	85,160,226
Monster Beverage Corp. *	1,526,787	70,110,059
PepsiCo, Inc.	1,458,071	204,625,684
Philip Morris International, Inc.	1,663,673	311,605,953
Pilgrim's Pride Corp. *	51,154	1,605,213
Primo Brands Corp.	282,194	6,439,667
Tyson Foods, Inc., Class A	299,816	16,531,854
		1,472,069,697

Health Care Equipment & Services 3.1%
Abbott Laboratories	1,858,740	205,130,546
Align Technology, Inc. *	71,383	11,406,290
Baxter International, Inc.	559,326	14,542,476
Becton Dickinson & Co.	293,655	55,239,442
Boston Scientific Corp. *	1,583,090	76,463,247
Cardinal Health, Inc.	251,073	58,906,747
Cencora, Inc.	208,615	67,507,814
Centene Corp. *	504,028	32,429,162
Chemed Corp.	13,892	7,205,919
Cigna Group	282,545	78,005,024
Cooper Cos., Inc. *	208,397	14,606,546
CVS Health Corp.	1,361,986	127,904,105
DaVita, Inc. *	34,046	5,992,436
Dexcom, Inc. *	413,280	37,633,277
Edwards Lifesciences Corp. *	614,630	55,777,672
Elevance Health, Inc.	232,549	91,284,784
Encompass Health Corp.	105,132	12,637,918
GE HealthCare Technologies, Inc.	483,251	34,421,969
HCA Healthcare, Inc.	165,671	68,662,346
Henry Schein, Inc. *	102,558	9,209,708
Humana, Inc.	128,006	49,055,739
IDEXX Laboratories, Inc. *	84,036	46,782,001
Insulet Corp. *	74,385	11,058,074
SECURITY	NUMBER OF SHARES	VALUE ($)
Intuitive Surgical, Inc. *	378,046	142,470,416
Labcorp Holdings, Inc.	87,333	29,052,196
McKesson Corp.	128,102	113,411,263
Medline, Inc., Class A *	429,173	15,033,930
Medtronic PLC	1,370,754	124,258,850
Molina Healthcare, Inc. *	56,262	11,183,198
Penumbra, Inc. *	41,807	13,507,842
Quest Diagnostics, Inc.	117,963	28,346,509
ResMed, Inc.	155,247	37,274,805
Solventum Corp. *	157,164	14,311,354
STERIS PLC	103,299	24,031,479
Stryker Corp.	369,180	119,540,484
Tenet Healthcare Corp. *	92,465	24,587,368
UnitedHealth Group, Inc.	969,785	377,643,977
Universal Health Services, Inc., Class B	58,636	9,987,470
Veeva Systems, Inc., Class A *	160,316	45,800,678
Zimmer Biomet Holdings, Inc.	206,106	20,618,844
		2,322,923,905

Household & Personal Products 0.8%
Church & Dwight Co., Inc.	251,614	25,106,045
Clorox Co.	130,019	12,700,256
Colgate-Palmolive Co.	854,599	76,760,082
Estee Lauder Cos., Inc., Class A	264,006	27,007,814
Kenvue, Inc.	2,040,765	38,529,643
Kimberly-Clark Corp.	352,605	38,063,710
Procter & Gamble Co.	2,486,915	360,901,105
		579,068,655

Insurance 1.7%
Aflac, Inc.	491,382	56,926,605
Allstate Corp.	275,969	71,144,808
American Financial Group, Inc.	74,969	10,686,831
American International Group, Inc.	565,948	43,215,789
Aon PLC, Class A	227,426	73,122,007
Arch Capital Group Ltd. *	374,318	36,709,366
Arthur J Gallagher & Co.	273,979	71,823,595
Assurant, Inc.	52,923	14,916,877
Brown & Brown, Inc.	310,574	22,414,126
Chubb Ltd.	385,793	130,629,510
Cincinnati Financial Corp.	164,051	27,872,265
CNA Financial Corp.	20,000	971,400
Erie Indemnity Co., Class A	26,316	6,725,317
Everest Group Ltd.	41,937	15,711,697
Fidelity National Financial, Inc.	270,114	12,546,795
Globe Life, Inc.	83,752	14,461,458
Hartford Insurance Group, Inc.	292,452	40,177,056
Kinsale Capital Group, Inc.	23,224	8,683,454
Loews Corp.	179,038	19,388,025
Markel Group, Inc. *	13,284	23,949,856
Marsh & McLennan Cos., Inc.	513,042	97,375,372
MetLife, Inc.	577,038	54,916,706
Old Republic International Corp.	240,981	10,056,137
Principal Financial Group, Inc.	210,394	23,177,003
Progressive Corp.	623,924	136,065,346
Prudential Financial, Inc.	372,372	43,790,947
Reinsurance Group of America, Inc., Class A	69,632	17,132,257
RenaissanceRe Holdings Ltd.	45,098	14,775,909
Travelers Cos., Inc.	227,799	83,358,488
Unum Group	156,280	14,568,422
W.R. Berkley Corp.	312,165	21,089,867
Willis Towers Watson PLC	100,371	33,980,602
		1,252,363,893

See financial notes
Schwab U.S. Equity ETFs | Annual Holdings and Financial Statements

Schwab U.S. Large-Cap ETF
Portfolio Holdings  as of August 31, 2026 (continued)

SECURITY	NUMBER OF SHARES	VALUE ($)
Materials 1.9%
Air Products & Chemicals, Inc.	236,883	73,305,813
Albemarle Corp.	124,685	16,828,734
Alcoa Corp.	282,053	14,088,547
Amcor PLC	498,678	22,884,333
Amrize Ltd. *	546,726	23,891,926
AptarGroup, Inc.	67,623	8,900,539
Avery Dennison Corp.	81,723	14,228,792
Axalta Coating Systems Ltd. *	232,352	8,462,260
Ball Corp.	286,432	18,036,623
CF Industries Holdings, Inc.	163,866	21,307,496
Corteva, Inc.	712,088	60,264,007
CRH PLC	714,845	67,402,735
Crown Holdings, Inc.	117,413	13,665,699
Dow, Inc.	768,059	23,441,161
Eastman Chemical Co.	121,163	8,777,048
Ecolab, Inc.	270,249	76,534,517
Freeport-McMoRan, Inc.	1,535,315	116,284,758
International Flavors & Fragrances, Inc.	271,037	23,398,624
International Paper Co.	564,786	21,422,333
Linde PLC	493,863	241,785,448
LyondellBasell Industries NV, Class A	277,706	18,073,106
Martin Marietta Materials, Inc.	64,309	33,357,078
Mosaic Co.	337,971	8,151,861
MP Materials Corp. *	147,186	8,058,434
Newmont Corp.	1,140,112	143,722,519
Nucor Corp.	243,464	60,778,353
Packaging Corp. of America	94,800	22,177,512
PPG Industries, Inc.	237,708	26,663,706
Reliance, Inc.	54,152	20,797,076
Royal Gold, Inc.	87,904	22,984,259
RPM International, Inc.	136,290	14,187,789
Sherwin-Williams Co.	244,751	82,924,086
Smurfit Westrock PLC	562,772	26,394,007
Steel Dynamics, Inc.	144,574	33,630,804
Vulcan Materials Co.	138,276	37,276,444
Westlake Corp.	38,007	2,853,186
		1,436,941,613

Media & Entertainment 8.4%
Alphabet, Inc., Class A	6,256,435	2,123,121,217
Alphabet, Inc., Class C	5,042,067	1,691,159,692
AppLovin Corp., Class A *	286,977	89,554,043
Charter Communications, Inc., Class A *	123,745	18,863,688
Fox Corp., Class A	351,122	23,648,067
Liberty Media Corp.-Liberty Formula One, Class C *	261,528	26,139,724
Live Nation Entertainment, Inc. *	169,207	30,438,647
Match Group, Inc.	252,858	10,278,678
Meta Platforms, Inc., Class A	2,344,624	1,341,922,100
Netflix, Inc. *	4,495,929	364,395,045
News Corp., Class A	530,756	16,299,517
Omnicom Group, Inc.	304,250	26,631,002
Paramount Skydance Corp., Class B	329,571	3,595,620
Pinterest, Inc., Class A *	513,754	11,153,599
Reddit, Inc., Class A *	141,365	20,895,161
ROBLOX Corp., Class A *	716,379	29,579,289
Roku, Inc. *	140,336	22,022,928
Sirius XM Holdings, Inc.	200,124	5,637,493
Snap, Inc., Class A *	1,188,075	6,593,816
Take-Two Interactive Software, Inc. *	186,784	41,036,445
TKO Group Holdings, Inc.	67,077	12,248,931
Trade Desk, Inc., Class A *	454,802	6,239,883
Walt Disney Co.	1,856,320	199,647,216
SECURITY	NUMBER OF SHARES	VALUE ($)
Warner Bros Discovery, Inc. *	2,647,401	75,530,351
		6,196,632,152

Pharmaceuticals, Biotechnology & Life Sciences 6.3%
AbbVie, Inc.	1,886,068	483,625,556
Agilent Technologies, Inc.	302,014	46,377,270
Alnylam Pharmaceuticals, Inc. *	142,241	34,235,986
Amgen, Inc.	576,476	247,815,503
Avantor, Inc. *	722,431	10,504,147
Biogen, Inc. *	157,310	34,081,211
BioMarin Pharmaceutical, Inc. *	209,170	13,644,159
Bio-Rad Laboratories, Inc., Class A *	19,432	7,503,084
Bio-Techne Corp.	165,700	11,981,767
Bristol-Myers Squibb Co.	2,179,416	145,606,783
Charles River Laboratories International, Inc. *	52,194	15,044,399
Danaher Corp.	672,605	143,641,524
Elanco Animal Health, Inc. *	526,540	12,594,837
Eli Lilly & Co.	844,529	976,892,030
Exelixis, Inc. *	268,216	14,655,322
Gilead Sciences, Inc.	1,324,363	193,807,281
Illumina, Inc. *	162,382	34,689,667
Incyte Corp. *	178,153	21,952,013
Insmed, Inc. *	231,946	28,255,662
IQVIA Holdings, Inc. *	178,010	46,494,432
Jazz Pharmaceuticals PLC *	66,872	16,763,473
Johnson & Johnson	2,569,553	683,115,665
Medpace Holdings, Inc. *	24,198	14,373,370
Merck & Co., Inc.	2,636,393	389,553,430
Mettler-Toledo International, Inc. *	21,479	30,181,002
Moderna, Inc. *	377,769	53,016,101
Natera, Inc. *	152,697	49,162,326
Neurocrine Biosciences, Inc. *	106,961	16,475,203
Pfizer, Inc.	6,081,345	173,075,079
Regeneron Pharmaceuticals, Inc.	106,518	85,116,403
Repligen Corp. *	55,691	10,078,957
Revvity, Inc.	117,578	15,128,761
Roivant Sciences Ltd. *	480,364	16,639,809
Royalty Pharma PLC, Class A	413,239	25,377,007
Summit Therapeutics, Inc. *	176,100	2,398,482
Tempus AI, Inc., Class A *	110,551	6,970,240
Thermo Fisher Scientific, Inc.	397,089	245,043,622
United Therapeutics Corp. *	45,792	23,371,321
Vertex Pharmaceuticals, Inc. *	270,928	147,525,715
Viatris, Inc.	1,242,795	20,518,545
Waters Corp. *	104,887	43,489,297
West Pharmaceutical Services, Inc.	75,261	25,672,280
Zoetis, Inc.	445,546	34,351,597
		4,650,800,318

Real Estate Management & Development 0.1%
CBRE Group, Inc., Class A *	311,242	45,382,196
CoStar Group, Inc. *	433,984	13,917,867
Jones Lang LaSalle, Inc. *	49,169	17,989,462
Zillow Group, Inc., Class C *	223,673	7,819,608
		85,109,133

Semiconductors & Semiconductor Equipment 16.7%
Advanced Micro Devices, Inc. *	1,739,780	818,949,242
Analog Devices, Inc.	521,553	188,875,203
Applied Materials, Inc.	847,356	388,419,517
Astera Labs, Inc. *	142,531	42,328,856
Broadcom, Inc.	5,054,691	1,871,954,265
Cerebras Systems, Inc., Class A *	36,704	6,762,345
See financial notes

Schwab U.S. Equity ETFs | Annual Holdings and Financial Statements

Schwab U.S. Large-Cap ETF
Portfolio Holdings  as of August 31, 2026 (continued)

SECURITY	NUMBER OF SHARES	VALUE ($)
Credo Technology Group Holding Ltd. *	173,220	39,180,632
Entegris, Inc.	162,336	21,962,438
First Solar, Inc. *	114,592	23,136,125
Intel Corp. *	5,269,783	471,698,276
IonQ, Inc. *	410,651	16,142,691
KLA Corp.	1,394,736	244,706,431
Lam Research Corp.	1,335,429	402,618,489
Lattice Semiconductor Corp. *	145,705	16,805,615
Marvell Technology, Inc.	934,071	197,705,468
Microchip Technology, Inc.	577,715	42,433,167
Micron Technology, Inc.	1,204,004	1,154,314,755
Monolithic Power Systems, Inc.	52,579	66,658,079
NVIDIA Corp.	25,845,740	5,706,222,477
NXP Semiconductors NV	270,166	60,690,090
ON Semiconductor Corp. *	418,448	31,002,812
Qnity Electronics, Inc.	225,909	26,980,312
Qorvo, Inc. *	89,217	8,571,969
QUALCOMM, Inc.	1,126,958	192,123,800
Skyworks Solutions, Inc.	160,114	10,729,239
Teradyne, Inc.	167,582	58,625,211
Texas Instruments, Inc.	972,587	253,757,674
Universal Display Corp.	47,043	3,912,566
		12,367,267,744

Software & Services 10.4%
Accenture PLC, Class A	655,696	124,424,873
Adobe, Inc. *	431,701	126,397,736
Akamai Technologies, Inc. *	154,988	16,834,797
Atlassian Corp., Class A *	170,077	33,023,851
Autodesk, Inc. *	225,641	58,334,968
Bentley Systems, Inc., Class B	164,201	6,034,387
Cadence Design Systems, Inc. *	294,773	99,863,197
Circle Internet Group, Inc. *	61,990	5,923,144
Cloudflare, Inc., Class A *	340,792	103,979,047
Cognizant Technology Solutions Corp., Class A	505,718	32,659,268
CoreWeave, Inc., Class A *	281,653	23,909,523
Crowdstrike Holdings, Inc., Class A *	1,086,335	250,943,385
Datadog, Inc., Class A *	353,133	83,706,646
Docusign, Inc. *	210,395	13,942,877
Dynatrace, Inc. *	317,844	17,351,104
Elastic NV *	99,227	9,679,594
EPAM Systems, Inc. *	55,564	6,547,106
Fair Isaac Corp. *	24,954	28,627,478
Fortinet, Inc. *	665,374	113,732,378
Gartner, Inc. *	71,057	14,077,102
Gen Digital, Inc.	586,611	18,184,941
GoDaddy, Inc., Class A *	140,817	13,783,168
Guidewire Software, Inc. *	89,972	18,421,767
HubSpot, Inc. *	54,538	14,254,052
International Business Machines Corp.	1,003,719	234,739,762
Intuit, Inc.	295,178	106,057,455
Manhattan Associates, Inc. *	63,117	14,087,083
Microsoft Corp.	7,925,780	4,020,668,936
MongoDB, Inc. *	86,260	39,107,696
Nutanix, Inc., Class A *	282,276	19,355,665
Okta, Inc. *	180,638	31,257,599
Oracle Corp.	1,812,264	270,244,808
Palantir Technologies, Inc., Class A *	2,450,998	456,817,007
Palo Alto Networks, Inc. *	865,786	330,842,804
Procore Technologies, Inc. *	126,294	7,921,160
PTC, Inc. *	123,005	19,156,799
Roper Technologies, Inc.	108,447	46,050,934
Rubrik, Inc., Class A *	171,306	15,938,310
SailPoint, Inc. *	80,044	1,645,705
SECURITY	NUMBER OF SHARES	VALUE ($)
Salesforce, Inc.	874,471	225,211,261
ServiceNow, Inc. *	1,101,335	162,986,567
Snowflake, Inc., Class A *	369,411	122,433,888
Strategy, Inc., Class A *	354,989	47,192,238
Synopsys, Inc. *	204,891	90,068,035
Trimble, Inc. *	248,485	14,894,191
Twilio, Inc., Class A *	162,167	38,211,410
Tyler Technologies, Inc. *	44,546	16,580,912
Unity Software, Inc. *	377,531	15,894,055
VeriSign, Inc.	88,495	25,511,339
Workday, Inc., Class A *	218,795	43,201,073
Zoom Communications, Inc., Class A *	286,167	27,666,626
Zscaler, Inc. *	110,867	20,885,680
		7,699,265,387

Technology Hardware & Equipment 9.8%
Amphenol Corp., Class A	1,314,752	208,453,930
Apple, Inc.	15,672,113	4,965,709,004
Arista Networks, Inc. *	1,101,623	215,576,605
Arrow Electronics, Inc. *	55,088	11,261,640
CDW Corp.	138,748	21,031,422
Ciena Corp. *	151,518	58,001,090
Cisco Systems, Inc.	4,216,587	465,890,698
Cognex Corp.	177,090	10,795,406
Coherent Corp. *	209,624	58,239,836
Corning, Inc.	836,493	124,411,604
Dell Technologies, Inc., Class C	307,953	140,429,648
Everpure, Inc., Class A *	339,334	31,541,095
F5, Inc. *	60,919	24,801,952
Fabrinet *	38,544	15,915,974
Flex Ltd. *	394,279	43,074,981
Hewlett Packard Enterprise Co.	1,419,605	74,160,165
HP, Inc.	976,911	29,326,868
Jabil, Inc.	112,280	34,274,593
Keysight Technologies, Inc. *	182,933	59,032,479
Motorola Solutions, Inc.	177,366	86,075,720
NetApp, Inc.	212,252	39,328,173
Seagate Technology Holdings PLC	239,480	198,380,442
Super Micro Computer, Inc. *	599,656	22,355,176
TD SYNNEX Corp.	79,520	20,106,632
TE Connectivity PLC	313,033	64,250,023
Teledyne Technologies, Inc. *	49,342	30,244,179
Ubiquiti, Inc. (b)	4,714	2,781,354
Western Digital Corp.	368,476	166,016,862
Zebra Technologies Corp., Class A *	51,489	18,203,936
		7,239,671,487

Telecommunication Services 1.0%
AST SpaceMobile, Inc. *	277,180	16,381,338
AT&T, Inc.	7,416,025	192,000,887
Comcast Corp., Class A	3,801,771	101,203,144
Space Exploration Technologies Corp., Class A *	629,769	90,491,508
T-Mobile U.S., Inc.	496,664	89,618,052
Verizon Communications, Inc.	4,454,977	222,837,950
		712,532,879

Transportation 1.3%
American Airlines Group, Inc. *	697,657	9,369,534
CH Robinson Worldwide, Inc.	125,967	18,852,221
CSX Corp.	1,986,235	100,324,730
Delta Air Lines, Inc.	698,939	54,517,242
Expeditors International of Washington, Inc.	139,196	26,398,521
See financial notes
Schwab U.S. Equity ETFs | Annual Holdings and Financial Statements

Schwab U.S. Large-Cap ETF
Portfolio Holdings  as of August 31, 2026 (continued)

SECURITY	NUMBER OF SHARES	VALUE ($)
FedEx Corp.	234,158	76,663,329
Fedex Freight Holding Co., Inc. *	115,388	15,431,991
JB Hunt Transport Services, Inc.	79,573	21,124,244
Joby Aviation, Inc. *	646,995	4,425,446
Knight-Swift Transportation Holdings, Inc.	175,749	12,040,564
Norfolk Southern Corp.	239,628	82,142,082
Old Dominion Freight Line, Inc.	194,718	38,935,811
Saia, Inc. *	28,399	10,085,337
Southwest Airlines Co.	523,386	20,166,063
Uber Technologies, Inc. *	2,173,256	164,406,816
U-Haul Holding Co., Non Voting Shares	118,545	7,073,580
Union Pacific Corp.	633,343	190,427,240
United Airlines Holdings, Inc. *	347,346	37,509,895
United Parcel Service, Inc., Class B	796,997	83,070,997
XPO, Inc. *	126,105	24,463,109
		997,428,752

Utilities 1.9%
AES Corp.	756,316	11,148,098
Alliant Energy Corp.	276,254	18,779,747
Ameren Corp.	296,277	31,408,325
American Electric Power Co., Inc.	580,523	71,073,431
American Water Works Co., Inc.	208,103	28,766,078
Atmos Energy Corp.	177,230	29,443,220
CenterPoint Energy, Inc.	700,703	27,747,839
CMS Energy Corp.	325,387	22,145,839
Consolidated Edison, Inc.	391,312	41,878,210
Constellation Energy Corp.	342,114	94,002,664
Dominion Energy, Inc.	936,065	61,789,651
DTE Energy Co.	220,472	29,902,617
Duke Energy Corp.	834,919	100,115,137
Edison International	411,506	22,213,094
Entergy Corp.	486,701	51,741,183
Essential Utilities, Inc.	295,345	12,159,354
Evergy, Inc.	245,866	19,920,063
Eversource Energy	399,752	28,038,605
Exelon Corp.	1,089,737	47,643,302
Fervo Energy Co., Class A *	73,664	1,132,952
FirstEnergy Corp.	552,016	25,315,454
NextEra Energy, Inc.	2,229,883	183,608,566
NiSource, Inc.	510,129	20,874,479
NRG Energy, Inc.	225,111	24,789,223
OGE Energy Corp.	220,146	10,045,262
Oklo, Inc. *	146,517	5,944,195
PG&E Corp.	2,358,260	31,294,110
Pinnacle West Capital Corp.	131,038	12,794,550
PPL Corp.	802,917	27,403,557
SECURITY	NUMBER OF SHARES	VALUE ($)
Public Service Enterprise Group, Inc.	530,966	38,935,737
Sempra	696,669	56,917,857
Southern Co.	1,204,529	105,998,552
Talen Energy Corp. *	49,060	14,509,986
Vistra Corp.	338,199	46,458,397
WEC Energy Group, Inc.	347,356	36,878,786
Xcel Energy, Inc.	663,839	50,245,974
		1,443,064,094
Total Common Stocks (Cost $38,024,337,268)		74,065,140,266

SHORT-TERM INVESTMENTS 0.1% OF NET ASSETS

Money Market Funds 0.1%
State Street Institutional U.S. Government Money Market Fund, Premier Class 3.62% (c)	58,483,645	58,483,645
State Street Institutional U.S. Government Money Market Fund, Premier Class 3.62% (c)(d)	6,908,070	6,908,070
		65,391,715
Total Short-Term Investments (Cost $65,391,715)		65,391,715
Total Investments in Securities (Cost $38,089,728,983)		74,130,531,981

	NUMBER OF CONTRACTS	NOTIONAL AMOUNT ($)	CURRENT VALUE/ UNREALIZED DEPRECIATION ($)
FUTURES CONTRACTS
Long
S&P 500 Index, e-mini, expires 09/18/26	174	66,981,300	(361,608)

*	Non-income producing security.
(a)	Issuer is affiliated with the fund’s investment adviser.
(b)	All or a portion of this security is on loan.
(c)	The rate shown is the annualized 7-day yield.
(d)	Security purchased with cash collateral received for securities on loan. Securities on loan were valued at $6,764,362.

REIT —	Real Estate Investment Trust
Below is a summary of the fund’s transactions with affiliated issuers during the period ended August 31, 2026:
SECURITY	VALUE AT 8/31/25	PURCHASES	SALES	NET REALIZED GAINS (LOSSES)	NET CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION)	VALUE AT 8/31/26	BALANCE OF SHARES HELD AT 8/31/26	DIVIDENDS RECEIVED
COMMON STOCKS 0.3% OF NET ASSETS

Financial Services 0.3%
Charles Schwab Corp.(a)	$164,560,539	$16,018,472	($14,294,765 )	$2,913,884	$21,203,393	$190,401,523	1,733,760	$2,117,549

(a)	Issuer is affiliated with the fund’s investment adviser.
See financial notes

Schwab U.S. Equity ETFs | Annual Holdings and Financial Statements

Schwab U.S. Large-Cap ETF
Portfolio Holdings  as of August 31, 2026 (continued)

The following is a summary of the inputs used to value the fund’s investments as of August 31, 2026:
DESCRIPTION	QUOTED PRICES IN ACTIVE MARKETS FOR IDENTICAL ASSETS (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Assets
Common Stocks[1]	$74,065,140,266	$—	$—	$74,065,140,266
Short-Term Investments[1]	65,391,715	—	—	65,391,715
Liabilities
Futures Contracts[2]	(361,608)	—	—	(361,608)
Total	$74,130,170,373	$—	$—	$74,130,170,373

[1]	As categorized in the Portfolio Holdings.
[2]	Futures contracts are reported at cumulative unrealized appreciation or depreciation.
See financial notes
Schwab U.S. Equity ETFs | Annual Holdings and Financial Statements

Schwab U.S. Large-Cap ETF
Statement of Assets and Liabilities

As of August 31, 2026
Assets
Investments in securities, at value - affiliated issuers (cost $105,050,783)		$190,401,523
Investments in securities, at value - unaffiliated issuers (cost $37,984,678,200) including securities on loan of $6,764,362		73,940,130,458
Deposit with broker for futures contracts		7,608,127
Receivables:
Dividends		59,552,274
Investments sold		34,492,583
Income from securities on loan	+	36,638
Total assets		74,232,221,603

Liabilities
Collateral held for securities on loan		6,908,070
Payables:
Investments bought		50,263,929
Fund shares redeemed		36,283,697
Management fees		1,768,089
Variation margin on futures contracts	+	360,335
Total liabilities		95,584,120
Net assets		$74,136,637,483

Net Assets by Source
Capital received from investors		$39,699,869,972
Total distributable earnings	+	34,436,767,511
Net assets		$74,136,637,483

Net Asset Value (NAV)
Net Assets	÷	Shares Outstanding	=	NAV
$74,136,637,483		2,451,900,000		$30.24

See financial notes

Schwab U.S. Equity ETFs | Annual Holdings and Financial Statements

Schwab U.S. Large-Cap ETF
Statement of Operations

For the period September 1, 2025 through August 31, 2026
Investment Income
Dividends received from securities - unaffiliated issuers (net of foreign withholding tax of $194,722)		$747,293,772
Dividends received from securities - affiliated issuers		2,117,549
Other Interest		253,304
Securities on loan, net	+	263,089
Total investment income		749,927,714

Expenses
Management fees		19,709,093
Total expenses	–	19,709,093
Net investment income		730,218,621

REALIZED AND UNREALIZED GAINS (LOSSES)
Net realized losses on sales of securities - affiliated issuers		(150,735)
Net realized losses on sales of securities - unaffiliated issuers		(323,989,251)
Net realized gains on sales of in-kind redemptions - affiliated issuers		3,064,619
Net realized gains on sales of in-kind redemptions - unaffiliated issuers		1,394,273,806
Net realized gains on futures contracts	+	8,279,161
Net realized gains		1,081,477,600
Net change in unrealized appreciation (depreciation) on securities - affiliated issuers		21,203,393
Net change in unrealized appreciation (depreciation) on securities - unaffiliated issuers		10,122,319,164
Net change in unrealized appreciation (depreciation) on futures contracts	+	(524,042)
Net change in unrealized appreciation (depreciation)		10,142,998,515
Net realized and unrealized gains		11,224,476,115
Increase in net assets resulting from operations		$11,954,694,736
See financial notes
Schwab U.S. Equity ETFs | Annual Holdings and Financial Statements

Schwab U.S. Large-Cap ETF
Statement of Changes in Net Assets

For the current and prior report periods
OPERATIONS
	9/1/25-8/31/26		9/1/24-8/31/25
Net investment income		$730,218,621	$649,367,034
Net realized gains		1,081,477,600	910,082,179
Net change in unrealized appreciation (depreciation)	+	10,142,998,515	6,664,970,116
Increase in net assets resulting from operations		$11,954,694,736	$8,224,419,329

DISTRIBUTIONS TO SHAREHOLDERS
Total distributions		($719,078,440 )	($632,200,320 )

TRANSACTIONS IN FUND SHARES[1]
	9/1/25-8/31/26			9/1/24-8/31/25
		SHARES	VALUE	SHARES	VALUE
Shares sold		223,950,000	$6,227,931,684	374,750,000	$8,505,754,961
Shares redeemed	+	(83,800,000)	(2,374,099,777)	(86,950,000)	(2,022,275,814)
Net transactions in fund shares		140,150,000	$3,853,831,907	287,800,000	$6,483,479,147

SHARES OUTSTANDING AND NET ASSETS[1]
	9/1/25-8/31/26			9/1/24-8/31/25
		SHARES	NET ASSETS	SHARES	NET ASSETS
Beginning of period		2,311,750,000	$59,047,189,280	2,023,950,000	$44,971,491,124
Total increase	+	140,150,000	15,089,448,203	287,800,000	14,075,698,156
End of period		2,451,900,000	$74,136,637,483	2,311,750,000	$59,047,189,280

[1]
For the period ended August 31, 2025, transactions in fund shares have been retroactively adjusted to reflect a 3-for-1 share split effective after the close of U.S. markets on
October 10, 2024. The retroactive adjustment of the share split does not change the transaction in fund shares values.

See financial notes

Schwab U.S. Equity ETFs | Annual Holdings and Financial Statements

Schwab U.S. Large-Cap Growth ETF
Financial Statements
FINANCIAL HIGHLIGHTS

	9/1/25– 8/31/26	9/1/24– 8/31/25[1]	9/1/23– 8/31/24[1]	9/1/22– 8/31/23[1]	9/1/21– 8/31/22[1,2]
Per-Share Data
Net asset value at beginning of period	$30.52	$25.41	$19.21	$15.52	$19.59
Income (loss) from investment operations:
Net investment income (loss)[3]	0.14	0.12	0.11	0.09	0.07
Net realized and unrealized gains (losses)	5.13	5.10	6.20	3.69	(4.05)
Total from investment operations	5.27	5.22	6.31	3.78	(3.98)
Less distributions:
Distributions from net investment income	(0.13)	(0.11)	(0.11)	(0.09)	(0.09)
Net asset value at end of period	$35.66	$30.52	$25.41	$19.21	$15.52
Total return	17.33%	20.60%	32.95%	24.41%	(20.37%)
Ratios/Supplemental Data
Ratios to average net assets:
Total expenses	0.04%	0.04%	0.04%	0.04%[4]	0.04%[4]
Net investment income (loss)	0.42%	0.43%	0.49%	0.54%	0.41%
Portfolio turnover rate[5]	17%	27%	3%	9%	6%
Net assets, end of period (x 1,000,000)	$63,049	$48,075	$31,741	$19,818	$14,493

[1]	Per-Share Data has been retroactively adjusted to reflect a 4-for-1 share split effective after the close of U.S. markets on October 10, 2024.
[2]	Per-Share Data has been retroactively adjusted to reflect a 2-for-1 share split effective after the close of U.S. markets on March 10, 2022.
[3]	Calculated based on the average shares outstanding during the period.
[4]	Ratio includes less than 0.005% of non-routine proxy expenses.
[5]	Portfolio turnover rate excludes securities received or delivered from processing of in-kind creations or redemptions.
See financial notes
Schwab U.S. Equity ETFs | Annual Holdings and Financial Statements

Schwab U.S. Large-Cap Growth ETF
Portfolio Holdings  as of August 31, 2026

SECURITY	NUMBER OF SHARES	VALUE ($)
COMMON STOCKS 99.9% OF NET ASSETS

Automobiles & Components 2.4%
Tesla, Inc. *	4,065,758	1,495,995,656

Banks 0.1%
First Citizens BancShares, Inc., Class A	22,557	48,822,371

Capital Goods 6.0%
Advanced Drainage Systems, Inc.	174,288	23,656,110
Axon Enterprise, Inc. *	195,639	110,841,232
Builders FirstSource, Inc. *	259,434	17,226,417
Carlisle Cos., Inc.	97,957	33,949,937
Carpenter Technology Corp.	120,345	57,334,765
Comfort Systems USA, Inc.	85,374	131,955,762
Core & Main, Inc., Class A *	453,666	19,489,491
Curtiss-Wright Corp.	89,538	52,158,571
EMCOR Group, Inc.	107,803	79,185,616
FTAI Aviation Ltd.	248,811	47,298,971
GE Vernova, Inc.	652,654	586,429,199
Generac Holdings, Inc. *	143,137	26,534,737
General Electric Co.	2,534,114	850,727,411
HEICO Corp.	235,567	78,008,012
Lennox International, Inc.	77,020	29,470,933
MasTec, Inc. *	149,400	35,823,132
Parker-Hannifin Corp.	306,189	299,893,754
Quanta Services, Inc.	364,454	221,256,379
RBC Bearings, Inc. *	76,539	37,830,166
Rocket Lab Corp. *	1,239,815	79,248,975
Trane Technologies PLC	536,960	238,625,024
TransDigm Group, Inc.	135,778	159,096,514
United Rentals, Inc.	152,188	157,971,144
Vertiv Holdings Co., Class A	933,052	241,399,213
WW Grainger, Inc.	105,408	138,030,722
		3,753,442,187

Commercial & Professional Services 0.3%
CACI International, Inc., Class A *	53,512	33,338,511
Clean Harbors, Inc. *	120,613	38,023,248
Equifax, Inc.	289,676	54,795,112
Mobility Global, Inc.	735,177	14,924,093
Paycom Software, Inc.	100,705	24,078,566
Paylocity Holding Corp. *	104,551	16,751,161
		181,910,691

Consumer Discretionary Distribution & Retail 5.9%
Amazon.com, Inc. *	12,309,213	3,197,564,261
AutoZone, Inc. *	40,040	119,769,250
Carvana Co. *	1,740,329	127,844,568
Coupang, Inc. *	3,223,193	51,764,480
O'Reilly Automotive, Inc. *	2,014,517	178,889,110
Pool Corp.	77,927	14,534,944
Ulta Beauty, Inc. *	105,983	56,923,469
		3,747,290,082

Consumer Durables & Apparel 0.2%
Deckers Outdoor Corp. *	344,757	30,021,440
Lululemon Athletica, Inc. *	254,607	30,619,038
SECURITY	NUMBER OF SHARES	VALUE ($)
NVR, Inc. *	6,609	41,737,355
		102,377,833

Consumer Services 2.2%
Airbnb, Inc., Class A *	1,015,858	186,125,503
Booking Holdings, Inc.	1,882,171	374,721,424
Carnival Corp. Ltd.	3,123,668	74,624,429
Cava Group, Inc. *	243,905	16,036,754
Churchill Downs, Inc.	161,733	14,148,403
Domino's Pizza, Inc.	74,826	25,594,982
DoorDash, Inc., Class A *	920,049	213,212,155
DraftKings, Inc., Class A *	1,216,839	29,557,019
Duolingo, Inc., Class A *	98,594	14,627,406
Flutter Entertainment PLC *	421,575	42,233,383
Hilton Worldwide Holdings, Inc.	552,835	174,850,654
Marriott International, Inc., Class A	532,072	181,840,927
Texas Roadhouse, Inc.	160,179	31,331,012
Wingstop, Inc.	66,907	7,324,978
		1,386,229,029

Consumer Staples Distribution & Retail 1.8%
Casey's General Stores, Inc.	89,759	67,517,617
Costco Wholesale Corp.	1,077,551	1,017,089,614
Performance Food Group Co. *	380,860	37,769,886
		1,122,377,117

Energy 0.9%
Baker Hughes Co.	2,410,946	153,215,618
Phillips 66	973,786	240,116,152
Targa Resources Corp.	521,225	153,057,721
Texas Pacific Land Corp.	140,117	52,451,398
		598,840,889

Equity Real Estate Investment Trusts (REITs) 0.5%
Equinix, Inc.	239,423	250,608,843
SBA Communications Corp.	257,603	48,856,985
Sun Communities, Inc.	280,734	34,086,722
		333,552,550

Financial Services 7.6%
Affirm Holdings, Inc., Class A *	713,365	53,110,024
Apollo Global Management, Inc.	1,118,989	152,831,518
Blackrock, Inc.	350,569	405,121,042
Block, Inc. *	1,301,085	106,714,992
Coinbase Global, Inc., Class A *	539,190	101,432,423
FactSet Research Systems, Inc.	87,924	27,568,570
Interactive Brokers Group, Inc., Class A	1,080,268	105,099,274
KKR & Co., Inc.	1,679,564	184,281,762
LPL Financial Holdings, Inc.	193,782	71,725,501
Mastercard, Inc., Class A	1,959,787	1,154,922,077
Moody's Corp.	364,887	184,136,576
MSCI, Inc.	176,729	100,848,636
Robinhood Markets, Inc., Class A *	1,921,919	201,436,330
S&P Global, Inc.	736,604	321,041,487
SoFi Technologies, Inc. *	3,122,503	55,830,354
Toast, Inc., Class A *	1,141,609	38,917,451
Tradeweb Markets, Inc., Class A	281,046	30,268,654
Visa, Inc., Class A	4,031,201	1,529,316,723
		4,824,603,394

See financial notes

Schwab U.S. Equity ETFs | Annual Holdings and Financial Statements

Schwab U.S. Large-Cap Growth ETF
Portfolio Holdings  as of August 31, 2026 (continued)

SECURITY	NUMBER OF SHARES	VALUE ($)
Food, Beverage & Tobacco 0.1%
Celsius Holdings, Inc. *	385,023	12,108,973
Constellation Brands, Inc., Class A	337,758	44,117,950
		56,226,923

Health Care Equipment & Services 3.2%
Chemed Corp.	32,221	16,713,355
Dexcom, Inc. *	936,033	85,235,165
Humana, Inc.	291,751	111,807,736
IDEXX Laboratories, Inc. *	191,283	106,485,333
Insulet Corp. *	168,050	24,982,313
Intuitive Surgical, Inc. *	860,438	324,264,665
McKesson Corp.	291,727	258,271,748
Penumbra, Inc. *	95,127	30,735,534
ResMed, Inc.	352,524	84,641,012
UnitedHealth Group, Inc.	2,205,769	858,948,506
Veeva Systems, Inc., Class A *	363,952	103,977,447
		2,006,062,814

Insurance 0.6%
Kinsale Capital Group, Inc.	53,121	19,861,942
Markel Group, Inc. *	30,313	54,651,611
Progressive Corp.	1,419,084	309,473,839
		383,987,392

Materials 1.4%
Linde PLC	1,122,929	549,763,580
Martin Marietta Materials, Inc.	145,734	75,592,226
Sherwin-Williams Co.	556,395	188,512,190
Vulcan Materials Co.	314,906	84,892,359
		898,760,355

Media & Entertainment 12.5%
Alphabet, Inc., Class A	7,375,998	2,503,044,921
Alphabet, Inc., Class C	5,944,320	1,993,784,371
AppLovin Corp., Class A *	653,402	203,900,628
Liberty Media Corp.-Liberty Formula One, Class C *	598,503	59,820,375
Live Nation Entertainment, Inc. *	385,450	69,338,600
Meta Platforms, Inc., Class A	2,765,452	1,582,778,798
Netflix, Inc. *	10,228,155	828,991,963
Pinterest, Inc., Class A *	1,182,150	25,664,477
Reddit, Inc., Class A *	318,330	47,052,357
Take-Two Interactive Software, Inc. *	423,510	93,045,147
TKO Group Holdings, Inc.	155,054	28,314,411
Trade Desk, Inc., Class A *	1,056,432	14,494,247
Walt Disney Co.	4,218,115	453,658,268
		7,903,888,563

Pharmaceuticals, Biotechnology & Life Sciences 6.5%
Alnylam Pharmaceuticals, Inc. *	324,025	77,989,577
Danaher Corp.	1,529,764	326,696,400
Eli Lilly & Co.	1,596,819	1,847,088,442
Insmed, Inc. *	525,772	64,049,545
IQVIA Holdings, Inc. *	405,830	105,998,738
Medpace Holdings, Inc. *	54,475	32,357,605
Mettler-Toledo International, Inc. *	49,075	68,957,245
Moderna, Inc. *	857,973	120,407,931
Natera, Inc. *	347,973	112,033,387
Neurocrine Biosciences, Inc. *	243,596	37,521,092
Regeneron Pharmaceuticals, Inc.	242,619	193,871,990
Repligen Corp. *	128,532	23,261,721
SECURITY	NUMBER OF SHARES	VALUE ($)
Roivant Sciences Ltd. *	1,094,654	37,918,815
Tempus AI, Inc., Class A *	250,125	15,770,381
Thermo Fisher Scientific, Inc.	902,586	556,985,821
Vertex Pharmaceuticals, Inc. *	616,646	335,776,080
Waters Corp. *	238,636	98,945,645
West Pharmaceutical Services, Inc.	171,645	58,549,826
		4,114,180,241

Semiconductors & Semiconductor Equipment 18.0%
Advanced Micro Devices, Inc. *	3,175,215	1,494,637,205
Astera Labs, Inc. *	324,823	96,465,935
Broadcom, Inc.	5,961,580	2,207,811,537
Credo Technology Group Holding Ltd. *	394,481	89,227,657
KLA Corp.	3,172,793	556,666,532
Monolithic Power Systems, Inc.	119,346	151,303,278
NVIDIA Corp.	30,472,860	6,727,798,031
Universal Display Corp.	108,848	9,052,888
		11,332,963,063

Software & Services 17.6%
Adobe, Inc. *	981,655	287,418,767
Atlassian Corp., Class A *	387,687	75,277,185
Autodesk, Inc. *	513,636	132,790,315
Cadence Design Systems, Inc. *	670,004	226,983,955
Circle Internet Group, Inc. *	140,311	13,406,716
Cloudflare, Inc., Class A *	775,953	236,751,020
Crowdstrike Holdings, Inc., Class A *	2,473,119	571,290,489
Datadog, Inc., Class A *	804,531	190,706,028
Docusign, Inc. *	473,882	31,404,160
Dynatrace, Inc. *	719,572	39,281,435
Elastic NV *	225,835	22,030,204
Fair Isaac Corp. *	56,302	64,590,217
Fortinet, Inc. *	1,513,647	258,727,682
GoDaddy, Inc., Class A *	322,916	31,607,018
HubSpot, Inc. *	124,906	32,645,432
Intuit, Inc.	672,114	241,490,560
Microsoft Corp.	9,343,571	4,739,900,133
MongoDB, Inc. *	195,747	88,745,817
Okta, Inc. *	408,958	70,766,092
Palantir Technologies, Inc., Class A *	5,578,021	1,039,631,554
Palo Alto Networks, Inc. *	1,970,458	752,971,116
Procore Technologies, Inc. *	289,348	18,147,907
PTC, Inc. *	282,366	43,975,681
Roper Technologies, Inc.	245,339	104,180,753
Rubrik, Inc., Class A *	394,141	36,670,879
Salesforce, Inc.	1,987,032	511,740,221
ServiceNow, Inc. *	2,506,072	370,873,595
Snowflake, Inc., Class A *	839,569	278,258,354
Strategy, Inc., Class A *	808,225	107,445,432
Synopsys, Inc. *	465,574	204,661,675
Tyler Technologies, Inc. *	102,923	38,309,999
Workday, Inc., Class A *	495,472	97,830,946
Zoom Communications, Inc., Class A *	648,482	62,695,240
Zscaler, Inc. *	250,848	47,256,001
		11,070,462,578

Technology Hardware & Equipment 10.7%
Apple, Inc.	18,477,402	5,854,564,824
Arista Networks, Inc. *	2,509,230	491,031,219
Coherent Corp. *	475,390	132,077,604
Super Micro Computer, Inc. *	1,375,508	51,278,938
TE Connectivity PLC	710,242	145,777,170
See financial notes
Schwab U.S. Equity ETFs | Annual Holdings and Financial Statements

Schwab U.S. Large-Cap Growth ETF
Portfolio Holdings  as of August 31, 2026 (continued)

SECURITY	NUMBER OF SHARES	VALUE ($)
Teledyne Technologies, Inc. *	112,559	68,993,039
		6,743,722,794

Telecommunication Services 0.3%
T-Mobile U.S., Inc.	1,130,811	204,043,537

Transportation 0.7%
American Airlines Group, Inc. *	1,605,303	21,559,219
Saia, Inc. *	64,365	22,857,942
Uber Technologies, Inc. *	4,944,221	374,030,319
		418,447,480

Utilities 0.4%
Constellation Energy Corp.	776,209	213,278,947
Fervo Energy Co., Class A *	174,179	2,678,873
Oklo, Inc. *	339,116	13,757,936
Talen Energy Corp. *	110,266	32,612,272
		262,328,028
Total Common Stocks (Cost $37,205,758,200)		62,990,515,567

SHORT-TERM INVESTMENTS 0.1% OF NET ASSETS

Money Market Funds 0.1%
State Street Institutional U.S. Government Money Market Fund, Premier Class 3.62% (a)	32,443,244	32,443,244
Total Short-Term Investments (Cost $32,443,244)		32,443,244
Total Investments in Securities (Cost $37,238,201,444)		63,022,958,811

	NUMBER OF CONTRACTS	NOTIONAL AMOUNT ($)	CURRENT VALUE/ UNREALIZED APPRECIATION (DEPRECIATION) ($)
FUTURES CONTRACTS
Long
NASDAQ 100 Index, e-mini, expires 09/18/26	85	50,172,100	(595)
S&P 500 Index, e-mini, expires 09/18/26	7	2,694,650	35,756
			35,161

*	Non-income producing security.
(a)	The rate shown is the annualized 7-day yield.

The following is a summary of the inputs used to value the fund’s investments as of August 31, 2026:
DESCRIPTION	QUOTED PRICES IN ACTIVE MARKETS FOR IDENTICAL ASSETS (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Assets
Common Stocks[1]	$62,990,515,567	$—	$—	$62,990,515,567
Short-Term Investments[1]	32,443,244	—	—	32,443,244
Futures Contracts[2]	35,756	—	—	35,756
Liabilities
Futures Contracts[2]	(595)	—	—	(595)
Total	$63,022,993,972	$—	$—	$63,022,993,972

[1]	As categorized in the Portfolio Holdings.
[2]	Futures contracts are reported at cumulative unrealized appreciation or depreciation.
See financial notes

Schwab U.S. Equity ETFs | Annual Holdings and Financial Statements

Schwab U.S. Large-Cap Growth ETF
Statement of Assets and Liabilities

As of August 31, 2026
Assets
Investments in securities, at value - unaffiliated issuers (cost $37,238,201,444)		$63,022,958,811
Deposit with broker for futures contracts		4,545,948
Receivables:
Dividends		23,402,836
Fund shares sold		21,393,833
Variation margin on future contracts	+	28,075
Total assets		63,072,329,503

Liabilities
Payables:
Investments bought		20,937,101
Management fees	+	1,983,284
Total liabilities		22,920,385
Net assets		$63,049,409,118

Net Assets by Source
Capital received from investors		$38,984,963,347
Total distributable earnings	+	24,064,445,771
Net assets		$63,049,409,118

Net Asset Value (NAV)
Net Assets	÷	Shares Outstanding	=	NAV
$63,049,409,118		1,768,250,000		$35.66

See financial notes
Schwab U.S. Equity ETFs | Annual Holdings and Financial Statements

Schwab U.S. Large-Cap Growth ETF
Statement of Operations

For the period September 1, 2025 through August 31, 2026
Investment Income
Dividends received from securities - unaffiliated issuers		$247,578,546
Other Interest		170,833
Securities on loan, net	+	106,780
Total investment income		247,856,159

Expenses
Management fees		21,628,308
Total expenses	–	21,628,308
Net investment income		226,227,851

REALIZED AND UNREALIZED GAINS (LOSSES)
Net realized losses on sales of securities - unaffiliated issuers		(628,855,807)
Net realized gains on sales of in-kind redemptions - unaffiliated issuers		4,742,893,429
Net realized gains on futures contracts	+	10,054,370
Net realized gains		4,124,091,992
Net change in unrealized appreciation (depreciation) on securities - unaffiliated issuers		4,450,209,115
Net change in unrealized appreciation (depreciation) on futures contracts	+	134,204
Net change in unrealized appreciation (depreciation)		4,450,343,319
Net realized and unrealized gains		8,574,435,311
Increase in net assets resulting from operations		$8,800,663,162
See financial notes

Schwab U.S. Equity ETFs | Annual Holdings and Financial Statements

Schwab U.S. Large-Cap Growth ETF
Statement of Changes in Net Assets

For the current and prior report periods
OPERATIONS
	9/1/25-8/31/26		9/1/24-8/31/25
Net investment income		$226,227,851	$164,367,017
Net realized gains		4,124,091,992	500,209,400
Net change in unrealized appreciation (depreciation)	+	4,450,343,319	7,006,566,709
Increase in net assets resulting from operations		$8,800,663,162	$7,671,143,126

DISTRIBUTIONS TO SHAREHOLDERS
Total distributions		($217,088,505 )	($156,290,435 )

TRANSACTIONS IN FUND SHARES[1]
	9/1/25-8/31/26			9/1/24-8/31/25
		SHARES	VALUE	SHARES	VALUE
Shares sold		389,750,000	$12,766,206,251	376,600,000	$10,174,898,208
Shares redeemed	+	(196,800,000)	(6,375,419,779)	(50,300,000)	(1,355,950,622)
Net transactions in fund shares		192,950,000	$6,390,786,472	326,300,000	$8,818,947,586

SHARES OUTSTANDING AND NET ASSETS[1]
	9/1/25-8/31/26			9/1/24-8/31/25
		SHARES	NET ASSETS	SHARES	NET ASSETS
Beginning of period		1,575,300,000	$48,075,047,989	1,249,000,000	$31,741,247,712
Total increase	+	192,950,000	14,974,361,129	326,300,000	16,333,800,277
End of period		1,768,250,000	$63,049,409,118	1,575,300,000	$48,075,047,989

[1]
For the period ended August 31, 2025, transactions in fund shares have been retroactively adjusted to reflect a 4-for-1 share split effective after the close of U.S. markets on
October 10, 2024. The retroactive adjustment of the share split does not change the transaction in fund shares values.

See financial notes
Schwab U.S. Equity ETFs | Annual Holdings and Financial Statements

Schwab U.S. Large-Cap Value ETF
Financial Statements
FINANCIAL HIGHLIGHTS

	9/1/25– 8/31/26	9/1/24– 8/31/25[1]	9/1/23– 8/31/24[1]	9/1/22– 8/31/23[1]	9/1/21– 8/31/22[1]
Per-Share Data
Net asset value at beginning of period	$28.74	$26.51	$22.54	$21.49	$23.56
Income (loss) from investment operations:
Net investment income (loss)[2]	0.61	0.60	0.57	0.56	0.50
Net realized and unrealized gains (losses)	5.77	2.23	3.98	1.04	(2.08)
Total from investment operations	6.38	2.83	4.55	1.60	(1.58)
Less distributions:
Distributions from net investment income	(0.61)	(0.60)	(0.58)	(0.55)	(0.49)
Net asset value at end of period	$34.51	$28.74	$26.51	$22.54	$21.49
Total return	22.48%	10.84%	20.56%	7.60%	(6.78%)
Ratios/Supplemental Data
Ratios to average net assets:
Total expenses	0.04%	0.04%	0.04%	0.04%[3]	0.04%[3]
Net investment income (loss)	1.94%	2.22%	2.40%	2.57%	2.19%
Portfolio turnover rate[4]	9%	7%	6%	7%	8%
Net assets, end of period (x 1,000,000)	$15,661	$13,216	$11,695	$9,824	$9,497

[1]	Per-Share Data has been retroactively adjusted to reflect a 3-for-1 share split effective after the close of U.S. markets on October 10, 2024.
[2]	Calculated based on the average shares outstanding during the period.
[3]	Ratio includes less than 0.005% of non-routine proxy expenses.
[4]	Portfolio turnover rate excludes securities received or delivered from processing of in-kind creations or redemptions.
See financial notes

Schwab U.S. Equity ETFs | Annual Holdings and Financial Statements

Schwab U.S. Large-Cap Value ETF
Portfolio Holdings  as of August 31, 2026

SECURITY	NUMBER OF SHARES	VALUE ($)
COMMON STOCKS 99.9% OF NET ASSETS

Automobiles & Components 0.6%
Aptiv PLC *	104,092	4,659,158
Autoliv, Inc.	34,249	4,151,321
BorgWarner, Inc.	101,128	6,488,373
Ford Motor Co.	1,929,667	26,899,558
General Motors Co.	445,241	38,433,203
Rivian Automotive, Inc., Class A *	472,179	7,583,195
		88,214,808

Banks 7.4%
Bank of America Corp.	3,222,569	199,605,924
BOK Financial Corp.	10,402	1,415,504
Citigroup, Inc.	841,854	110,804,824
Citizens Financial Group, Inc.	208,759	14,377,232
Commerce Bancshares, Inc.	66,465	3,835,695
Cullen/Frost Bankers, Inc.	31,145	5,010,296
East West Bancorp, Inc.	67,670	8,584,616
Fifth Third Bancorp	447,107	24,040,943
First Horizon Corp.	234,397	5,700,535
Huntington Bancshares, Inc.	1,001,365	16,707,775
JPMorgan Chase & Co.	1,322,575	470,863,152
KeyCorp	454,878	9,829,914
M&T Bank Corp.	72,326	16,919,944
PNC Financial Services Group, Inc.	198,149	47,482,445
Regions Financial Corp.	421,166	12,584,440
Truist Financial Corp.	614,648	30,474,248
U.S. Bancorp	765,806	47,158,334
Wells Fargo & Co.	1,510,472	130,489,676
Western Alliance Bancorp	50,595	3,952,987
Zions Bancorp NA	72,294	4,821,287
		1,164,659,771

Capital Goods 9.8%
3M Co.	257,366	44,223,200
A.O. Smith Corp.	55,002	3,252,268
Acuity, Inc.	14,884	4,938,362
AECOM	63,864	4,306,350
AeroVironment, Inc. *	15,743	2,335,474
AGCO Corp.	29,876	3,534,630
Allegion PLC	42,326	6,571,112
AMETEK, Inc.	113,097	26,597,021
API Group Corp. *	190,258	7,467,626
Bloom Energy Corp., Class A *	129,107	26,634,774
Boeing Co. *	389,099	80,846,990
BWX Technologies, Inc.	45,341	6,904,981
Carrier Global Corp.	385,177	22,425,005
Caterpillar, Inc.	227,343	181,299,222
CNH Industrial NV	434,723	5,142,773
Crane Co.	24,210	4,964,745
Cummins, Inc.	68,141	38,458,780
Deere & Co.	123,991	81,202,946
Donaldson Co., Inc.	57,305	5,208,451
Dover Corp.	66,395	12,895,901
DuPont de Nemours, Inc.	67,549	9,091,420
Eaton Corp. PLC	191,660	77,024,321
Emerson Electric Co.	276,504	42,150,270
Fastenal Co.	566,360	27,927,212
Ferguson Enterprises, Inc.	95,712	21,488,301
Fortive Corp.	150,158	8,835,297
Fortune Brands Innovations, Inc.	59,066	2,618,396
General Dynamics Corp.	125,277	46,521,614
Graco, Inc.	82,146	6,360,565
SECURITY	NUMBER OF SHARES	VALUE ($)
Honeywell Aerospace, Inc. *	156,185	24,694,410
Honeywell International, Inc.	156,471	33,411,253
Howmet Aerospace, Inc.	197,424	48,359,009
Hubbell, Inc.	26,150	11,845,950
Huntington Ingalls Industries, Inc.	19,487	5,674,614
IDEX Corp.	36,547	8,356,106
Illinois Tool Works, Inc.	129,297	35,604,515
Ingersoll Rand, Inc.	176,032	13,563,266
ITT, Inc.	44,095	8,831,788
Johnson Controls International PLC	301,146	41,630,423
Kratos Defense & Security Solutions, Inc. *	92,549	4,718,148
L3Harris Technologies, Inc.	91,909	24,470,771
Leonardo DRS, Inc.	37,964	1,442,632
Lincoln Electric Holdings, Inc.	27,113	7,624,989
Lockheed Martin Corp.	100,092	56,174,633
Masco Corp.	99,578	7,185,548
Middleby Corp. *	20,511	2,273,439
Midera Food Processing, Inc. *	20,511	961,556
Nordson Corp.	26,096	8,395,605
Northrop Grumman Corp.	65,958	35,597,533
nVent Electric PLC	80,103	12,075,527
Otis Worldwide Corp.	189,224	13,459,503
Owens Corning	39,787	5,496,574
PACCAR, Inc.	260,035	32,278,145
Pentair PLC	79,517	4,807,598
QXO, Inc. *	407,726	5,414,601
Regal Rexnord Corp.	32,843	5,203,973
Rockwell Automation, Inc.	54,899	23,300,783
RTX Corp.	664,707	138,079,585
Snap-on, Inc.	25,624	9,898,807
StandardAero, Inc. *	92,443	2,263,929
Stanley Black & Decker, Inc.	76,787	7,399,963
Sunbelt Rentals Holdings, Inc.	202,658	14,648,120
Textron, Inc.	85,820	6,913,659
Toro Co.	47,634	4,659,082
Trex Co., Inc. *	51,158	2,331,782
Watsco, Inc.	17,312	5,363,604
WESCO International, Inc.	23,951	8,152,920
Westinghouse Air Brake Technologies Corp.	83,684	23,927,766
Woodward, Inc.	29,429	10,000,563
Xylem, Inc.	117,257	12,911,168
		1,540,631,847

Commercial & Professional Services 1.8%
Automatic Data Processing, Inc.	197,245	56,443,629
Booz Allen Hamilton Holding Corp., Class A	59,581	4,507,303
Broadridge Financial Solutions, Inc.	57,018	10,398,943
Cintas Corp.	167,999	33,900,518
Copart, Inc. *	437,230	14,424,218
Genpact Ltd.	77,980	2,961,680
Jacobs Solutions, Inc.	58,381	8,701,688
KBR, Inc.	62,664	2,349,900
Leidos Holdings, Inc.	62,209	8,722,324
Parsons Corp. *	26,269	1,277,724
Paychex, Inc.	159,063	20,255,082
RB Global, Inc.	91,959	7,777,892
Republic Services, Inc.	98,749	21,815,629
Rollins, Inc.	145,218	5,238,013
SS&C Technologies Holdings, Inc.	102,424	8,498,119
Tetra Tech, Inc.	128,685	4,650,676
TransUnion	94,810	8,050,317
Veralto Corp.	120,975	11,924,506
Verisk Analytics, Inc.	64,615	12,521,095
See financial notes
Schwab U.S. Equity ETFs | Annual Holdings and Financial Statements

Schwab U.S. Large-Cap Value ETF
Portfolio Holdings  as of August 31, 2026 (continued)

SECURITY	NUMBER OF SHARES	VALUE ($)
Waste Management, Inc.	182,356	39,921,376
		284,340,632

Consumer Discretionary Distribution & Retail 2.8%
Bath & Body Works, Inc.	99,493	1,915,240
Best Buy Co., Inc.	96,687	7,749,463
Burlington Stores, Inc. *	31,058	8,067,626
CarMax, Inc. *	70,119	4,300,398
Dick's Sporting Goods, Inc.	32,522	4,393,722
eBay, Inc.	219,053	22,685,129
Etsy, Inc. *	46,868	3,811,775
Floor & Decor Holdings, Inc., Class A *	53,059	2,667,276
GameStop Corp., Class A *	202,163	3,715,756
Genuine Parts Co.	67,826	9,201,953
Home Depot, Inc.	491,627	161,170,079
Lithia Motors, Inc.	11,267	4,138,595
LKQ Corp.	126,594	3,177,509
Lowe's Cos., Inc.	276,312	56,561,066
Murphy USA, Inc.	8,362	4,309,691
Penske Automotive Group, Inc.	9,084	1,967,504
Ross Stores, Inc.	159,089	36,358,200
TJX Cos., Inc.	546,094	73,127,448
Tractor Supply Co.	260,164	9,079,724
Williams-Sonoma, Inc.	58,133	13,268,857
		431,667,011

Consumer Durables & Apparel 0.9%
Dr. Horton, Inc.	130,227	18,825,615
Garmin Ltd.	80,931	22,993,306
Hasbro, Inc.	66,116	6,221,516
Lennar Corp., Class A	110,632	9,305,258
Mohawk Industries, Inc. *	25,209	3,233,054
NIKE, Inc., Class B	591,735	23,113,169
PulteGroup, Inc.	93,915	11,863,343
Ralph Lauren Corp.	19,035	6,603,241
SharkNinja, Inc. *	34,786	6,695,957
Somnigroup International, Inc.	113,517	7,350,226
Tapestry, Inc.	99,810	12,315,556
Toll Brothers, Inc.	46,976	6,738,707
		135,258,948

Consumer Services 1.9%
ADT, Inc.	276,223	2,041,288
Aramark	130,475	7,347,047
Chipotle Mexican Grill, Inc. *	632,690	24,061,201
Darden Restaurants, Inc.	56,561	12,118,760
Expedia Group, Inc.	56,465	17,906,181
Las Vegas Sands Corp.	147,115	6,445,108
McDonald's Corp.	350,699	92,423,215
MGM Resorts International *	94,775	3,919,894
Norwegian Cruise Line Holdings Ltd. *	225,214	3,634,954
Royal Caribbean Cruises Ltd.	123,193	33,106,887
Service Corp. International	67,846	5,538,947
Starbucks Corp.	562,284	59,742,675
Wyndham Hotels & Resorts, Inc.	36,599	2,695,882
Wynn Resorts Ltd.	41,681	3,804,642
Yum! Brands, Inc.	136,027	20,854,299
		295,640,980

Consumer Staples Distribution & Retail 2.2%
Albertsons Cos., Inc., Class A	175,323	2,165,239
BJ's Wholesale Club Holdings, Inc. *	63,042	5,714,757
Dollar General Corp.	108,915	13,804,976
Dollar Tree, Inc. *	89,418	11,319,425
SECURITY	NUMBER OF SHARES	VALUE ($)
Kroger Co.	279,983	16,110,222
Maplebear, Inc. *	81,166	4,100,506
Sprouts Farmers Market, Inc. *	46,379	3,804,933
Sysco Corp.	236,002	19,135,042
Target Corp.	224,389	36,099,702
U.S. Foods Holding Corp. *	108,914	11,418,544
Walmart, Inc.	2,163,911	226,929,347
		350,602,693

Energy 7.0%
Antero Resources Corp. *	144,468	5,559,129
APA Corp.	173,668	7,493,774
Cheniere Energy, Inc.	103,368	30,151,412
Chevron Corp.	924,049	190,483,461
ConocoPhillips	601,610	79,707,309
Devon Energy Corp.	568,813	27,593,119
Diamondback Energy, Inc.	95,801	19,206,185
DT Midstream, Inc.	50,359	6,598,036
EOG Resources, Inc.	263,051	38,131,873
EQT Corp.	309,102	16,747,146
Expand Energy Corp.	117,861	11,569,236
ExxonMobil Holdings Corp.	2,045,895	329,286,800
Halliburton Co.	413,057	15,221,150
HF Sinclair Corp.	75,688	7,690,658
Kinder Morgan, Inc.	965,189	31,117,693
Marathon Petroleum Corp.	144,146	53,812,585
Occidental Petroleum Corp.	358,456	21,571,882
ONEOK, Inc.	310,624	29,823,010
Ovintiv, Inc.	136,549	8,964,442
Permian Resources Corp., Class A	387,930	9,034,890
Range Resources Corp.	117,173	4,841,588
SLB Ltd.	738,130	44,361,613
TechnipFMC PLC	197,060	15,400,239
Valero Energy Corp.	146,563	52,604,392
Williams Cos., Inc.	603,558	45,297,028
		1,102,268,650

Equity Real Estate Investment Trusts (REITs) 3.6%
Alexandria Real Estate Equities, Inc.	77,958	3,998,466
American Homes 4 Rent, Class A	155,724	5,185,609
American Tower Corp.	229,985	40,408,364
BXP, Inc.	73,170	4,974,828
Camden Property Trust	49,455	5,232,339
Crown Castle, Inc.	215,718	16,424,769
CubeSmart	111,905	4,444,867
Digital Realty Trust, Inc.	171,912	31,905,148
EastGroup Properties, Inc.	26,401	5,267,000
Equity LifeStyle Properties, Inc.	95,305	6,047,102
Essex Property Trust, Inc.	31,697	8,968,983
Extra Space Storage, Inc.	104,199	14,702,479
Federal Realty Investment Trust	38,561	4,474,233
Gaming & Leisure Properties, Inc.	140,737	5,920,806
Healthpeak Properties, Inc.	340,319	7,085,442
Host Hotels & Resorts, Inc.	314,509	6,897,182
Invitation Homes, Inc.	269,266	7,846,411
Iron Mountain, Inc.	146,961	16,951,951
Kimco Realty Corp.	331,656	7,863,564
Lamar Advertising Co., Class A	42,812	6,379,416
Lineage, Inc.	28,126	1,103,946
Mid-America Apartment Communities, Inc.	57,357	7,390,449
NNN REIT, Inc.	94,384	4,266,157
Omega Healthcare Investors, Inc.	146,443	6,695,374
Prologis, Inc.	468,288	65,522,857
Public Storage	82,779	25,412,325
Realty Income Corp.	459,761	28,174,154
See financial notes

Schwab U.S. Equity ETFs | Annual Holdings and Financial Statements

Schwab U.S. Large-Cap Value ETF
Portfolio Holdings  as of August 31, 2026 (continued)

SECURITY	NUMBER OF SHARES	VALUE ($)
Regency Centers Corp.	81,534	6,096,297
Rexford Industrial Realty, Inc.	109,744	4,064,918
Simon Property Group, Inc.	160,188	34,011,116
UDR, Inc.	145,984	5,394,109
Ventas, Inc.	239,919	21,873,415
VICI Properties, Inc.	539,236	13,831,403
Vivmark Residential	361,394	23,541,205
Welltower, Inc.	348,587	82,350,193
Weyerhaeuser Co.	356,936	8,341,594
WP Carey, Inc.	110,006	7,696,020
		556,744,491

Financial Services 9.6%
AGNC Investment Corp.	566,129	6,074,564
Ally Financial, Inc.	137,170	5,789,946
American Express Co.	262,697	86,734,668
Ameriprise Financial, Inc.	44,376	24,544,809
Annaly Capital Management, Inc.	361,466	8,284,801
ARES Management Corp., Class A	104,111	14,905,572
Bank of New York Mellon Corp.	338,616	54,611,988
Berkshire Hathaway, Inc., Class B *	904,909	456,101,283
Blackstone, Inc.	366,512	52,499,179
Blue Owl Capital, Inc.	318,273	3,895,662
Capital One Financial Corp.	307,035	65,862,078
Carlyle Group, Inc.	128,027	6,195,227
Cboe Global Markets, Inc.	51,780	15,544,356
Charles Schwab Corp. (a)	804,698	88,371,934
CME Group, Inc.	178,852	51,062,246
Corebridge Financial, Inc.	118,939	3,870,275
Corpay, Inc. *	32,243	13,035,845
Equitable Holdings, Inc.	139,014	6,968,772
Evercore, Inc., Class A	19,243	5,511,772
Fidelity National Information Services, Inc.	256,005	10,437,324
Fiserv, Inc. *	263,192	14,030,765
Franklin Templeton, Inc.	150,623	5,143,775
Global Payments, Inc.	114,494	10,424,679
Goldman Sachs Group, Inc.	145,612	149,383,351
Houlihan Lokey, Inc.	26,728	3,562,575
Intercontinental Exchange, Inc.	279,158	44,860,691
Invesco Ltd.	219,070	7,181,115
Jack Henry & Associates, Inc.	35,106	5,894,648
Jefferies Financial Group, Inc.	80,693	4,247,679
MarketAxess Holdings, Inc.	17,478	2,842,447
Morgan Stanley	591,682	126,217,604
Morningstar, Inc.	10,804	2,365,428
Nasdaq, Inc.	220,344	21,728,122
Northern Trust Corp.	91,605	16,998,224
PayPal Holdings, Inc.	434,926	22,905,378
Raymond James Financial, Inc.	85,642	15,258,835
SEI Investments Co.	45,192	5,015,408
Starwood Property Trust, Inc.	172,631	2,710,307
State Street Corp.	136,852	26,190,736
Stifel Financial Corp.	76,186	6,154,305
Synchrony Financial	166,083	12,801,678
T. Rowe Price Group, Inc.	105,756	11,768,528
Voya Financial, Inc.	44,573	4,516,136
		1,502,504,715

Food, Beverage & Tobacco 4.3%
Altria Group, Inc.	823,819	56,415,125
Archer-Daniels-Midland Co.	238,024	19,348,971
Brown-Forman Corp., Class B	110,494	2,935,826
Bunge Global SA	67,341	7,825,698
Campbell's Co. (b)	96,679	2,289,359
Coca-Cola Co.	1,911,288	169,473,907
SECURITY	NUMBER OF SHARES	VALUE ($)
Coca-Cola Consolidated, Inc.	27,839	5,444,473
Conagra Brands, Inc.	235,373	3,770,675
General Mills, Inc.	263,946	10,874,575
Hershey Co.	73,325	12,920,598
Hormel Foods Corp.	143,388	3,133,028
J.M. Smucker Co.	52,682	6,909,771
Keurig Dr. Pepper, Inc.	671,628	21,398,068
Kraft Heinz Co.	421,418	10,817,800
Lamb Weston Holdings, Inc.	68,521	3,736,450
McCormick & Co., Inc. - Non Voting Shares	125,330	6,795,393
Molson Coors Beverage Co., Class B	78,694	3,128,873
Mondelez International, Inc., Class A	633,679	39,332,455
Monster Beverage Corp. *	705,053	32,376,034
PepsiCo, Inc.	674,621	94,676,311
Philip Morris International, Inc.	769,287	144,087,455
Pilgrim's Pride Corp. *	20,558	645,110
Primo Brands Corp.	130,547	2,979,083
Tyson Foods, Inc., Class A	139,162	7,673,393
		668,988,431

Health Care Equipment & Services 4.3%
Abbott Laboratories	859,739	94,880,796
Align Technology, Inc. *	32,792	5,239,834
Baxter International, Inc.	255,467	6,642,142
Becton Dickinson & Co.	135,905	25,565,090
Boston Scientific Corp. *	734,294	35,466,400
Cardinal Health, Inc.	115,553	27,111,045
Cencora, Inc.	95,953	31,050,391
Centene Corp. *	231,853	14,917,422
Cigna Group	130,642	36,067,643
Cooper Cos., Inc. *	96,009	6,729,271
CVS Health Corp.	629,447	59,111,368
DaVita, Inc. *	15,883	2,795,567
Edwards Lifesciences Corp. *	284,066	25,778,989
Elevance Health, Inc.	107,261	42,104,233
Encompass Health Corp.	48,804	5,866,729
GE HealthCare Technologies, Inc.	224,078	15,961,076
HCA Healthcare, Inc.	76,579	31,738,166
Henry Schein, Inc. *	47,604	4,274,839
Labcorp Holdings, Inc.	40,486	13,468,073
Medline, Inc., Class A *	199,160	6,976,575
Medtronic PLC	633,401	57,417,801
Molina Healthcare, Inc. *	25,649	5,098,252
Quest Diagnostics, Inc.	54,781	13,163,874
Solventum Corp. *	72,808	6,629,896
STERIS PLC	48,431	11,266,988
Stryker Corp.	170,252	55,127,598
Tenet Healthcare Corp. *	42,535	11,310,482
Universal Health Services, Inc., Class B	26,298	4,479,338
Zimmer Biomet Holdings, Inc.	95,410	9,544,816
		665,784,694

Household & Personal Products 1.7%
Church & Dwight Co., Inc.	116,569	11,631,255
Clorox Co.	59,367	5,798,969
Colgate-Palmolive Co.	395,190	35,495,966
Estee Lauder Cos., Inc., Class A	121,747	12,454,718
Kenvue, Inc.	946,221	17,864,652
Kimberly-Clark Corp.	163,959	17,699,374
Procter & Gamble Co.	1,149,369	166,796,429
		267,741,363

See financial notes
Schwab U.S. Equity ETFs | Annual Holdings and Financial Statements

Schwab U.S. Large-Cap Value ETF
Portfolio Holdings  as of August 31, 2026 (continued)

SECURITY	NUMBER OF SHARES	VALUE ($)
Insurance 3.2%
Aflac, Inc.	225,916	26,172,369
Allstate Corp.	127,236	32,801,441
American Financial Group, Inc.	34,222	4,878,346
American International Group, Inc.	261,757	19,987,765
Aon PLC, Class A	105,485	33,915,537
Arch Capital Group Ltd. *	171,605	16,829,302
Arthur J Gallagher & Co.	126,975	33,286,496
Assurant, Inc.	24,483	6,900,778
Brown & Brown, Inc.	143,658	10,367,798
Chubb Ltd.	177,980	60,264,028
Cincinnati Financial Corp.	76,356	12,972,884
CNA Financial Corp.	11,076	537,961
Erie Indemnity Co., Class A	12,596	3,219,034
Everest Group Ltd.	19,507	7,308,298
Fidelity National Financial, Inc.	125,412	5,825,387
Globe Life, Inc.	38,234	6,601,865
Hartford Insurance Group, Inc.	135,213	18,575,562
Loews Corp.	83,696	9,063,440
Marsh & McLennan Cos., Inc.	237,726	45,120,395
MetLife, Inc.	266,651	25,377,176
Old Republic International Corp.	110,177	4,597,686
Principal Financial Group, Inc.	96,877	10,671,970
Prudential Financial, Inc.	171,181	20,130,886
Reinsurance Group of America, Inc., Class A	32,259	7,937,004
RenaissanceRe Holdings Ltd.	21,016	6,885,682
Travelers Cos., Inc.	105,007	38,425,212
Unum Group	72,515	6,759,848
W.R. Berkley Corp.	145,219	9,810,996
Willis Towers Watson PLC	46,605	15,778,123
		501,003,269

Materials 3.1%
Air Products & Chemicals, Inc.	110,024	34,048,027
Albemarle Corp.	58,381	7,879,684
Alcoa Corp.	130,235	6,505,238
Amcor PLC	228,220	10,473,016
Amrize Ltd. *	253,826	11,092,196
AptarGroup, Inc.	31,231	4,110,624
Avery Dennison Corp.	37,529	6,534,174
Axalta Coating Systems Ltd. *	106,331	3,872,575
Ball Corp.	131,491	8,279,988
CF Industries Holdings, Inc.	75,809	9,857,444
Corteva, Inc.	329,957	27,924,261
CRH PLC	330,190	31,133,615
Crown Holdings, Inc.	54,405	6,332,198
Dow, Inc.	357,018	10,896,189
Eastman Chemical Co.	56,417	4,086,847
Ecolab, Inc.	125,150	35,442,480
Freeport-McMoRan, Inc.	709,258	53,719,201
International Flavors & Fragrances, Inc.	126,025	10,879,738
International Paper Co.	261,085	9,902,954
LyondellBasell Industries NV, Class A	127,049	8,268,349
Mosaic Co.	155,471	3,749,961
MP Materials Corp. *	66,204	3,624,669
Newmont Corp.	526,633	66,387,356
Nucor Corp.	112,315	28,038,317
Packaging Corp. of America	43,643	10,209,843
PPG Industries, Inc.	109,979	12,336,344
Reliance, Inc.	25,232	9,690,350
Royal Gold, Inc.	40,350	10,550,315
RPM International, Inc.	63,286	6,588,073
Smurfit Westrock PLC	259,630	12,176,647
Steel Dynamics, Inc.	66,931	15,569,489
SECURITY	NUMBER OF SHARES	VALUE ($)
Westlake Corp.	16,652	1,250,066
		481,410,228

Media & Entertainment 0.7%
Charter Communications, Inc., Class A *	56,497	8,612,403
Fox Corp., Class A	160,198	10,789,335
Match Group, Inc.	114,293	4,646,010
News Corp., Class A	248,193	7,622,007
Omnicom Group, Inc.	140,681	12,313,808
Paramount Skydance Corp., Class B	160,447	1,750,477
ROBLOX Corp., Class A *	332,068	13,711,088
Roku, Inc. *	64,596	10,137,050
Sirius XM Holdings, Inc.	92,575	2,607,838
Snap, Inc., Class A *	539,375	2,993,531
Warner Bros Discovery, Inc. *	1,221,772	34,857,155
		110,040,702

Pharmaceuticals, Biotechnology & Life Sciences 7.9%
AbbVie, Inc.	872,070	223,616,189
Agilent Technologies, Inc.	139,547	21,428,837
Amgen, Inc.	266,394	114,517,453
Avantor, Inc. *	334,959	4,870,304
Biogen, Inc. *	72,989	15,813,067
BioMarin Pharmaceutical, Inc. *	95,706	6,242,902
Bio-Rad Laboratories, Inc., Class A *	8,888	3,431,835
Bio-Techne Corp.	77,103	5,575,318
Bristol-Myers Squibb Co.	1,008,612	67,385,368
Charles River Laboratories International, Inc. *	23,789	6,856,941
Elanco Animal Health, Inc. *	246,999	5,908,216
Exelixis, Inc. *	123,859	6,767,656
Gilead Sciences, Inc.	612,825	89,680,810
Illumina, Inc. *	74,606	15,938,080
Incyte Corp. *	83,158	10,246,729
Jazz Pharmaceuticals PLC *	30,983	7,766,818
Johnson & Johnson	1,188,175	315,876,324
Merck & Co., Inc.	1,219,075	180,130,522
Pfizer, Inc.	2,814,436	80,098,849
Revvity, Inc.	54,983	7,074,663
Royalty Pharma PLC, Class A	192,345	11,811,906
Summit Therapeutics, Inc. *	76,928	1,047,759
United Therapeutics Corp. *	20,960	10,697,565
Viatris, Inc.	575,104	9,494,967
Zoetis, Inc.	206,923	15,953,763
		1,238,232,841

Real Estate Management & Development 0.3%
CBRE Group, Inc., Class A *	144,420	21,057,880
CoStar Group, Inc. *	201,392	6,458,642
Jones Lang LaSalle, Inc. *	22,885	8,372,935
Zillow Group, Inc., Class C *	104,751	3,662,095
		39,551,552

Semiconductors & Semiconductor Equipment 10.5%
Analog Devices, Inc.	240,973	87,265,962
Applied Materials, Inc.	391,716	179,558,697
Cerebras Systems, Inc., Class A *	17,071	3,145,161
Entegris, Inc.	75,007	10,147,697
First Solar, Inc. *	53,153	10,731,591
Intel Corp. *	2,437,956	218,221,442
IonQ, Inc. *	189,918	7,465,677
Lam Research Corp.	617,269	186,100,431
Lattice Semiconductor Corp. *	67,366	7,769,994
See financial notes

Schwab U.S. Equity ETFs | Annual Holdings and Financial Statements

Schwab U.S. Large-Cap Value ETF
Portfolio Holdings  as of August 31, 2026 (continued)

SECURITY	NUMBER OF SHARES	VALUE ($)
Marvell Technology, Inc.	432,164	91,471,832
Microchip Technology, Inc.	267,157	19,622,682
Micron Technology, Inc.	556,636	533,663,632
NXP Semiconductors NV	124,516	27,971,274
ON Semiconductor Corp. *	193,739	14,354,122
Qnity Electronics, Inc.	103,556	12,367,693
Qorvo, Inc. *	39,493	3,794,487
QUALCOMM, Inc.	520,443	88,725,123
Skyworks Solutions, Inc.	74,766	5,010,070
Teradyne, Inc.	77,253	27,025,417
Texas Instruments, Inc.	449,212	117,203,903
		1,651,616,887

Software & Services 2.6%
Accenture PLC, Class A	302,885	57,475,458
Akamai Technologies, Inc. *	72,054	7,826,505
Bentley Systems, Inc., Class B	73,276	2,692,893
Cognizant Technology Solutions Corp., Class A	234,038	15,114,174
CoreWeave, Inc., Class A *	130,619	11,088,247
EPAM Systems, Inc. *	25,806	3,040,721
Gartner, Inc. *	33,051	6,547,734
Gen Digital, Inc.	272,643	8,451,933
Guidewire Software, Inc. *	41,883	8,575,544
International Business Machines Corp.	463,916	108,496,035
Manhattan Associates, Inc. *	29,120	6,499,293
Nutanix, Inc., Class A *	130,881	8,974,510
Oracle Corp.	837,553	124,895,903
SailPoint, Inc. *	35,647	732,902
Trimble, Inc. *	114,871	6,885,368
Twilio, Inc., Class A *	74,975	17,666,359
Unity Software, Inc. *	172,231	7,250,925
VeriSign, Inc.	40,467	11,665,827
		413,880,331

Technology Hardware & Equipment 5.6%
Amphenol Corp., Class A	607,231	96,276,475
Arrow Electronics, Inc. *	25,212	5,154,089
CDW Corp.	63,143	9,571,216
Ciena Corp. *	69,810	26,723,268
Cisco Systems, Inc.	1,949,620	215,413,514
Cognex Corp.	81,668	4,978,481
Corning, Inc.	386,386	57,467,190
Dell Technologies, Inc., Class C	142,751	65,095,883
Everpure, Inc., Class A *	156,087	14,508,287
F5, Inc. *	27,745	11,295,822
Fabrinet *	17,745	7,327,443
Flex Ltd. *	181,509	19,829,858
Hewlett Packard Enterprise Co.	654,112	34,170,811
HP, Inc.	452,327	13,578,857
Jabil, Inc.	52,172	15,926,025
Keysight Technologies, Inc. *	84,616	27,305,583
Motorola Solutions, Inc.	81,942	39,766,453
NetApp, Inc.	97,450	18,056,510
Seagate Technology Holdings PLC	110,677	91,682,613
TD SYNNEX Corp.	36,874	9,323,591
Ubiquiti, Inc. (b)	2,047	1,207,771
Western Digital Corp.	170,082	76,630,445
Zebra Technologies Corp., Class A *	23,489	8,304,536
		869,594,721

Telecommunication Services 1.8%
AST SpaceMobile, Inc. *	128,310	7,583,121
AT&T, Inc.	3,429,616	88,792,758
SECURITY	NUMBER OF SHARES	VALUE ($)
Comcast Corp., Class A	1,758,254	46,804,721
Space Exploration Technologies Corp., Class A *	291,482	41,883,049
Verizon Communications, Inc.	2,061,007	103,091,570
		288,155,219

Transportation 2.4%
CH Robinson Worldwide, Inc.	58,153	8,703,178
CSX Corp.	916,790	46,307,063
Delta Air Lines, Inc.	322,381	25,145,718
Expeditors International of Washington, Inc.	64,549	12,241,718
FedEx Corp.	108,495	35,521,263
Fedex Freight Holding Co., Inc. *	53,604	7,168,999
JB Hunt Transport Services, Inc.	36,741	9,753,633
Joby Aviation, Inc. *	307,934	2,106,269
Knight-Swift Transportation Holdings, Inc.	79,919	5,475,251
Norfolk Southern Corp.	110,910	38,018,839
Old Dominion Freight Line, Inc.	90,397	18,075,784
Southwest Airlines Co.	241,458	9,303,377
U-Haul Holding Co., Non Voting Shares	54,107	3,228,565
Union Pacific Corp.	293,050	88,111,343
United Airlines Holdings, Inc. *	160,255	17,305,937
United Parcel Service, Inc., Class B	368,644	38,423,764
XPO, Inc. *	57,983	11,248,122
		376,138,823

Utilities 3.9%
AES Corp.	349,630	5,153,546
Alliant Energy Corp.	127,070	8,638,219
Ameren Corp.	136,889	14,511,603
American Electric Power Co., Inc.	268,831	32,912,979
American Water Works Co., Inc.	96,425	13,328,828
Atmos Energy Corp.	82,363	13,682,965
CenterPoint Energy, Inc.	323,707	12,818,797
CMS Energy Corp.	152,603	10,386,160
Consolidated Edison, Inc.	181,717	19,447,353
Dominion Energy, Inc.	433,605	28,622,266
DTE Energy Co.	102,790	13,941,408
Duke Energy Corp.	384,613	46,118,945
Edison International	189,951	10,253,555
Entergy Corp.	225,935	24,019,150
Essential Utilities, Inc.	139,550	5,745,273
Evergy, Inc.	114,177	9,250,620
Eversource Energy	186,042	13,048,986
Exelon Corp.	504,923	22,075,234
FirstEnergy Corp.	257,317	11,800,558
NextEra Energy, Inc.	1,029,299	84,752,480
NiSource, Inc.	236,754	9,687,974
NRG Energy, Inc.	104,164	11,470,540
OGE Energy Corp.	101,678	4,639,567
PG&E Corp.	1,089,190	14,453,551
Pinnacle West Capital Corp.	59,629	5,822,176
PPL Corp.	371,022	12,662,981
Public Service Enterprise Group, Inc.	245,694	18,016,741
Sempra	322,346	26,335,668
Southern Co.	556,124	48,938,912
Vistra Corp.	156,428	21,488,514
WEC Energy Group, Inc.	160,947	17,087,743
Xcel Energy, Inc.	308,058	23,316,910
		614,430,202
Total Common Stocks (Cost $9,776,986,360)		15,639,103,809
See financial notes
Schwab U.S. Equity ETFs | Annual Holdings and Financial Statements

Schwab U.S. Large-Cap Value ETF
Portfolio Holdings  as of August 31, 2026 (continued)

SECURITY	NUMBER OF SHARES	VALUE ($)
SHORT-TERM INVESTMENTS 0.1% OF NET ASSETS

Money Market Funds 0.1%
State Street Institutional U.S. Government Money Market Fund, Premier Class 3.62% (c)	13,775,153	13,775,153
State Street Institutional U.S. Government Money Market Fund, Premier Class 3.62% (c)(d)	3,155,100	3,155,100
		16,930,253
Total Short-Term Investments (Cost $16,930,253)		16,930,253
Total Investments in Securities (Cost $9,793,916,613)		15,656,034,062

	NUMBER OF CONTRACTS	NOTIONAL AMOUNT ($)	CURRENT VALUE/ UNREALIZED DEPRECIATION ($)
FUTURES CONTRACTS
Long
DJIA CBOT, e-mini, expires 09/18/26	72	19,166,400	(184,952)
S&P 400 Mid-Cap Index, e-mini, expires 09/18/26	5	1,883,550	(57,731)
			(242,683)

*	Non-income producing security.
(a)	Issuer is affiliated with the fund’s investment adviser.
(b)	All or a portion of this security is on loan.
(c)	The rate shown is the annualized 7-day yield.
(d)	Security purchased with cash collateral received for securities on loan. Securities on loan were valued at $3,089,044.

CBOT —	Chicago Board of Trade
REIT —	Real Estate Investment Trust
Below is a summary of the fund’s transactions with affiliated issuers during the period ended August 31, 2026:
SECURITY	VALUE AT 8/31/25	PURCHASES	SALES	NET REALIZED GAINS (LOSSES)	NET CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION)	VALUE AT 8/31/26	BALANCE OF SHARES HELD AT 8/31/26	DIVIDENDS RECEIVED
COMMON STOCKS 0.6% OF NET ASSETS

Financial Services 0.6%
Charles Schwab Corp.(a)	$84,085,416	$10,987,013	($17,891,131 )	$4,710,253	$6,480,383	$88,371,934	804,698	$1,044,595

(a)	Issuer is affiliated with the fund’s investment adviser.

The following is a summary of the inputs used to value the fund’s investments as of August 31, 2026:
DESCRIPTION	QUOTED PRICES IN ACTIVE MARKETS FOR IDENTICAL ASSETS (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Assets
Common Stocks[1]	$15,639,103,809	$—	$—	$15,639,103,809
Short-Term Investments[1]	16,930,253	—	—	16,930,253
See financial notes

Schwab U.S. Equity ETFs | Annual Holdings and Financial Statements

Schwab U.S. Large-Cap Value ETF
Portfolio Holdings  as of August 31, 2026 (continued)

DESCRIPTION	QUOTED PRICES IN ACTIVE MARKETS FOR IDENTICAL ASSETS (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Liabilities
Futures Contracts[2]	($242,683 )	$—	$—	($242,683 )
Total	$15,655,791,379	$—	$—	$15,655,791,379

[1]	As categorized in the Portfolio Holdings.
[2]	Futures contracts are reported at cumulative unrealized appreciation or depreciation.
See financial notes
Schwab U.S. Equity ETFs | Annual Holdings and Financial Statements

Schwab U.S. Large-Cap Value ETF
Statement of Assets and Liabilities

As of August 31, 2026
Assets
Investments in securities, at value - affiliated issuers (cost $48,377,378)		$88,371,934
Investments in securities, at value - unaffiliated issuers (cost $9,745,539,235) including securities on loan of $3,089,044		15,567,662,128
Deposit with broker for futures contracts		1,969,994
Receivables:
Dividends		21,197,248
Investments sold		5,048,647
Income from securities on loan		17,285
Foreign tax reclaims	+	7,942
Total assets		15,684,275,178

Liabilities
Collateral held for securities on loan		3,155,100
Payables:
Investments bought		14,152,900
Fund shares redeemed		5,176,643
Management fees		507,146
Variation margin on futures contracts	+	210,695
Total liabilities		23,202,484
Net assets		$15,661,072,694

Net Assets by Source
Capital received from investors		$10,568,950,461
Total distributable earnings	+	5,092,122,233
Net assets		$15,661,072,694

Net Asset Value (NAV)
Net Assets	÷	Shares Outstanding	=	NAV
$15,661,072,694		453,800,000		$34.51

See financial notes

Schwab U.S. Equity ETFs | Annual Holdings and Financial Statements

Schwab U.S. Large-Cap Value ETF
Statement of Operations

For the period September 1, 2025 through August 31, 2026
Investment Income
Dividends received from securities - unaffiliated issuers (net of foreign withholding tax of $97,375)		$293,005,420
Dividends received from securities - affiliated issuers		1,044,595
Other Interest		65,749
Securities on loan, net	+	99,163
Total investment income		294,214,927

Expenses
Management fees		5,920,121
Total expenses	–	5,920,121
Net investment income		288,294,806

REALIZED AND UNREALIZED GAINS (LOSSES)
Net realized losses on sales of securities - affiliated issuers		(37,468)
Net realized losses on sales of securities - unaffiliated issuers		(138,224,493)
Net realized gains on sales of in-kind redemptions - affiliated issuers		4,747,721
Net realized gains on sales of in-kind redemptions - unaffiliated issuers		937,139,640
Net realized gains on futures contracts	+	3,173,481
Net realized gains		806,798,881
Net change in unrealized appreciation (depreciation) on securities - affiliated issuers		6,480,383
Net change in unrealized appreciation (depreciation) on securities - unaffiliated issuers		1,911,860,048
Net change in unrealized appreciation (depreciation) on futures contracts	+	(681,859)
Net change in unrealized appreciation (depreciation)		1,917,658,572
Net realized and unrealized gains		2,724,457,453
Increase in net assets resulting from operations		$3,012,752,259
See financial notes
Schwab U.S. Equity ETFs | Annual Holdings and Financial Statements

Schwab U.S. Large-Cap Value ETF
Statement of Changes in Net Assets

For the current and prior report periods
OPERATIONS
	9/1/25-8/31/26		9/1/24-8/31/25
Net investment income		$288,294,806	$268,666,450
Net realized gains		806,798,881	258,448,652
Net change in unrealized appreciation (depreciation)	+	1,917,658,572	767,902,365
Increase in net assets resulting from operations		$3,012,752,259	$1,295,017,467

DISTRIBUTIONS TO SHAREHOLDERS
Total distributions		($288,975,515 )	($266,419,235 )

TRANSACTIONS IN FUND SHARES[1]
	9/1/25-8/31/26			9/1/24-8/31/25
		SHARES	VALUE	SHARES	VALUE
Shares sold		52,600,000	$1,588,150,066	48,300,000	$1,283,637,739
Shares redeemed	+	(58,600,000)	(1,866,816,409)	(29,650,000)	(791,013,330)
Net transactions in fund shares		(6,000,000)	($278,666,343 )	18,650,000	$492,624,409

SHARES OUTSTANDING AND NET ASSETS[1]
	9/1/25-8/31/26			9/1/24-8/31/25
		SHARES	NET ASSETS	SHARES	NET ASSETS
Beginning of period		459,800,000	$13,215,962,293	441,150,000	$11,694,739,652
Total increase (decrease)	+	(6,000,000)	2,445,110,401	18,650,000	1,521,222,641
End of period		453,800,000	$15,661,072,694	459,800,000	$13,215,962,293

[1]
For the period ended August 31, 2025, transactions in fund shares have been retroactively adjusted to reflect a 3-for-1 share split effective after the close of U.S. markets on
October 10, 2024. The retroactive adjustment of the share split does not change the transaction in fund shares values.

See financial notes

Schwab U.S. Equity ETFs | Annual Holdings and Financial Statements

Schwab U.S. Mid-Cap ETF
Financial Statements
FINANCIAL HIGHLIGHTS

	9/1/25– 8/31/26	9/1/24– 8/31/25[1]	9/1/23– 8/31/24[1]	9/1/22– 8/31/23[1]	9/1/21– 8/31/22[1]
Per-Share Data
Net asset value at beginning of period	$29.49	$27.23	$23.91	$22.43	$26.67
Income (loss) from investment operations:
Net investment income (loss)[2]	0.42	0.40	0.38	0.39	0.35
Net realized and unrealized gains (losses)	6.04	2.26	3.31	1.48	(4.22)
Total from investment operations	6.46	2.66	3.69	1.87	(3.87)
Less distributions:
Distributions from net investment income	(0.44)	(0.40)	(0.37)	(0.39)	(0.37)
Net asset value at end of period	$35.51	$29.49	$27.23	$23.91	$22.43
Total return	22.11%	9.89%	15.63%	8.45%	(14.62%)
Ratios/Supplemental Data
Ratios to average net assets:
Total expenses	0.04%[3]	0.04%	0.04%	0.04%[4]	0.04%[4]
Net investment income (loss)	1.29%	1.43%	1.53%	1.71%	1.43%
Portfolio turnover rate[5]	18%	17%	13%	18%	16%
Net assets, end of period (x 1,000,000)	$14,878	$12,110	$11,521	$9,976	$9,195

[1]	Per-Share Data has been retroactively adjusted to reflect a 3-for-1 share split effective after the close of U.S. markets on October 10, 2024.
[2]	Calculated based on the average shares outstanding during the period.
[3]	Effective June 11, 2026, the annual operating expense ratio was reduced to 0.03%. The ratio presented for the period ended August 31, 2026, is a blended ratio.
[4]	Ratio includes less than 0.005% of non-routine proxy expenses.
[5]	Portfolio turnover rate excludes securities received or delivered from processing of in-kind creations or redemptions.
See financial notes
Schwab U.S. Equity ETFs | Annual Holdings and Financial Statements

Schwab U.S. Mid-Cap ETF
Portfolio Holdings  as of August 31, 2026

SECURITY	NUMBER OF SHARES	VALUE ($)
COMMON STOCKS 99.9% OF NET ASSETS

Automobiles & Components 1.0%
Autoliv, Inc.	190,836	23,131,231
BorgWarner, Inc.	567,980	36,441,597
Gentex Corp.	589,690	13,191,365
Lear Corp.	138,941	17,366,236
Rivian Automotive, Inc., Class A *	2,657,218	42,674,921
Thor Industries, Inc.	145,189	11,034,364
		143,839,714

Banks 3.7%
Bank OZK	284,142	13,945,689
BOK Financial Corp.	59,113	8,044,097
Central BanCo, Inc.	93,697	3,008,142
Columbia Banking System, Inc.	801,630	23,760,313
Commerce Bancshares, Inc.	375,406	21,664,680
Cullen/Frost Bankers, Inc.	173,880	27,972,076
East West Bancorp, Inc.	379,358	48,125,356
First Financial Bankshares, Inc.	359,961	11,961,504
First Horizon Corp.	1,314,275	31,963,168
Flagstar Bank NA	832,774	11,084,222
Glacier Bancorp, Inc.	356,016	16,487,101
KeyCorp	2,552,021	55,149,174
Old National Bancorp	952,223	24,357,864
Pinnacle Financial Partners, Inc.	416,470	41,634,506
Popular, Inc.	178,709	30,057,067
Prosperity Bancshares, Inc.	326,300	23,350,028
Southstate Bank Corp.	270,478	28,370,438
UMB Financial Corp.	197,762	28,009,032
Valley National Bancorp	1,320,947	18,017,717
Western Alliance Bancorp	283,534	22,152,511
Wintrust Financial Corp.	186,768	28,082,437
Zions Bancorp NA	407,309	27,163,437
		544,360,559

Capital Goods 16.2%
A.O. Smith Corp.	310,292	18,347,566
AAON, Inc.	187,889	14,273,927
Acuity, Inc.	83,375	27,662,991
Advanced Drainage Systems, Inc.	198,457	26,936,569
AECOM	355,891	23,997,730
AeroVironment, Inc. *	89,161	13,227,034
AGCO Corp.	166,694	19,721,567
Allegion PLC	237,963	36,943,756
Alliance Laundry Holdings, Inc. *	156,788	3,592,013
Allison Transmission Holdings, Inc.	229,655	28,869,930
API Group Corp. *	1,067,703	41,907,343
Applied Industrial Technologies, Inc.	102,344	33,157,409
Armstrong World Industries, Inc.	118,219	20,402,235
ATI, Inc. *	377,905	77,168,201
Beta Technologies, Inc., Class A *	86,439	1,737,424
Bloom Energy Corp., Class A *	724,647	149,494,676
BWX Technologies, Inc.	253,691	38,634,602
Carlisle Cos., Inc.	111,790	38,744,178
Carpenter Technology Corp.	137,580	65,545,864
CNH Industrial NV	2,437,850	28,839,766
Core & Main, Inc., Class A *	520,994	22,381,902
Crane Co.	135,917	27,872,499
Curtiss-Wright Corp.	102,291	59,587,576
Donaldson Co., Inc.	320,702	29,148,605
Dycom Industries, Inc. *	83,110	24,202,463
EquipmentShare.com, Inc., Class A *	83,802	1,475,753
Federal Signal Corp.	168,921	19,763,757
SECURITY	NUMBER OF SHARES	VALUE ($)
Flowserve Corp.	353,913	27,990,979
Fluor Corp. *	387,201	21,106,327
Forgent Power Solutions, Inc., Class A *	532,902	16,274,827
Fortune Brands Innovations, Inc.	330,679	14,659,000
FTAI Aviation Ltd.	284,051	53,998,095
Generac Holdings, Inc. *	163,009	30,218,608
Graco, Inc.	459,575	35,584,892
Hexcel Corp.	208,851	19,354,222
Huntington Ingalls Industries, Inc.	109,115	31,774,288
IDEX Corp.	204,950	46,859,768
ITT, Inc.	247,552	49,582,190
JBT Marel Corp.	144,210	16,853,823
Kratos Defense & Security Solutions, Inc. *	519,253	26,471,518
Leonardo DRS, Inc.	214,903	8,166,314
Lincoln Electric Holdings, Inc.	151,712	42,665,966
Loar Holdings, Inc. *	98,693	6,927,262
Louisiana-Pacific Corp.	176,055	12,413,638
Masco Corp.	558,620	40,310,019
MasTec, Inc. *	170,615	40,910,065
Middleby Corp. *	115,174	12,765,886
Midera Food Processing, Inc. *	115,717	5,424,813
Modine Manufacturing Co. *	146,012	26,052,921
Mueller Industries, Inc.	612,375	38,218,324
Nextpower, Inc., Class A *	411,152	33,726,799
Nordson Corp.	146,741	47,209,515
nVent Electric PLC	447,819	67,508,714
Oshkosh Corp.	172,648	26,606,783
Owens Corning	222,983	30,805,101
Pentair PLC	447,504	27,056,092
QXO, Inc. *	2,296,338	30,495,369
RBC Bearings, Inc. *	87,342	43,169,657
Regal Rexnord Corp.	184,324	29,206,138
Sensata Technologies Holding PLC	402,723	16,523,725
Simpson Manufacturing Co., Inc.	113,907	20,800,557
SiteOne Landscape Supply, Inc. *	122,279	12,048,150
Snap-on, Inc.	143,445	55,414,238
SPX Technologies, Inc. *	138,627	27,274,862
StandardAero, Inc. *	523,190	12,812,923
Stanley Black & Decker, Inc.	430,475	41,484,876
Sterling Infrastructure, Inc. *	84,972	39,942,788
Textron, Inc.	481,517	38,791,010
Timken Co.	175,106	21,091,518
Toro Co.	268,422	26,254,356
Trex Co., Inc. *	287,706	13,113,640
UFP Industries, Inc.	156,137	13,196,699
Valmont Industries, Inc.	53,752	25,245,164
Watsco, Inc.	96,921	30,028,064
Watts Water Technologies, Inc., Class A	76,081	27,826,626
WESCO International, Inc.	134,870	45,909,748
WillScot Holdings Corp.	501,245	10,375,772
Woodward, Inc.	164,981	56,063,843
X-Energy, Inc. *(a)	128,054	2,362,596
Zurn Elkay Water Solutions Corp., Class C	411,463	19,667,931
		2,410,234,335

Commercial & Professional Services 2.3%
Amentum Holdings, Inc. *	426,056	8,516,859
Booz Allen Hamilton Holding Corp., Class A	333,927	25,261,577
CACI International, Inc., Class A *	61,168	38,108,276
Clean Harbors, Inc. *	137,551	43,362,953
ExlService Holdings, Inc. *	423,070	16,110,506
FTI Consulting, Inc. *	81,687	12,299,612
See financial notes

Schwab U.S. Equity ETFs | Annual Holdings and Financial Statements

Schwab U.S. Mid-Cap ETF
Portfolio Holdings  as of August 31, 2026 (continued)

SECURITY	NUMBER OF SHARES	VALUE ($)
Genpact Ltd.	436,746	16,587,613
KBR, Inc.	350,207	13,132,762
Maximus, Inc.	145,845	8,425,466
MSA Safety, Inc.	100,468	18,764,408
Parsons Corp. *	148,723	7,233,887
Paycom Software, Inc.	114,941	27,482,393
Paylocity Holding Corp. *	120,102	19,242,742
RB Global, Inc.	515,883	43,633,384
Science Applications International Corp.	119,113	15,272,669
Tetra Tech, Inc.	718,650	25,972,011
		339,407,118

Consumer Discretionary Distribution & Retail 2.9%
Abercrombie & Fitch Co., Class A *	123,750	17,706,150
AutoNation, Inc. *	69,350	13,956,687
Bath & Body Works, Inc.	557,957	10,740,672
Burlington Stores, Inc. *	173,971	45,190,707
CarMax, Inc. *	392,951	24,099,685
Chewy, Inc., Class A *	663,994	15,803,057
Dick's Sporting Goods, Inc.	182,412	24,643,861
Etsy, Inc. *	262,775	21,371,491
Five Below, Inc. *	153,115	37,794,906
Floor & Decor Holdings, Inc., Class A *	299,315	15,046,565
GameStop Corp., Class A *	1,142,284	20,995,180
Gap, Inc.	617,296	13,771,874
Lithia Motors, Inc.	63,143	23,193,687
LKQ Corp.	706,546	17,734,305
Murphy USA, Inc.	46,551	23,991,920
Ollie's Bargain Outlet Holdings, Inc. *	167,979	12,668,976
Penske Automotive Group, Inc.	51,069	11,061,035
Pool Corp.	88,919	16,585,172
RH *	43,072	6,424,189
Urban Outfitters, Inc. *	142,300	11,482,187
Valvoline, Inc. *	353,572	11,335,518
Wayfair, Inc., Class A *	307,416	30,517,186
		426,115,010

Consumer Durables & Apparel 2.2%
Crocs, Inc. *	137,821	16,590,892
Hasbro, Inc.	372,212	35,025,149
Installed Building Products, Inc.	62,107	15,081,443
KB Home	173,712	9,258,849
Mattel, Inc. *	804,716	12,030,504
Meritage Homes Corp.	184,431	12,805,044
Mohawk Industries, Inc. *	141,955	18,205,729
Ralph Lauren Corp.	107,027	37,127,666
Somnigroup International, Inc.	637,441	41,274,305
Tapestry, Inc.	559,479	69,034,114
Toll Brothers, Inc.	262,253	37,620,193
VF Corp.	908,395	12,208,829
Whirlpool Corp.	180,187	7,358,837
		323,621,554

Consumer Services 2.8%
ADT, Inc.	1,565,599	11,569,777
Aramark	728,143	41,001,732
Boyd Gaming Corp.	152,018	11,795,077
Bright Horizons Family Solutions, Inc. *	145,726	10,809,955
Brinker International, Inc. *	118,760	27,136,660
Caesars Entertainment, Inc. *	564,366	16,761,670
Cava Group, Inc. *	276,634	18,188,685
Choice Hotels International, Inc.	56,474	5,837,153
Churchill Downs, Inc.	183,335	16,038,146
SECURITY	NUMBER OF SHARES	VALUE ($)
Duolingo, Inc., Class A *	111,215	16,499,857
Dutch Bros, Inc., Class A *	353,666	17,280,121
H&R Block, Inc.	350,451	18,100,794
Hyatt Hotels Corp., Class A	113,683	18,981,650
MGM Resorts International *	531,360	21,977,050
Norwegian Cruise Line Holdings Ltd. *	1,271,333	20,519,315
Planet Fitness, Inc., Class A *	218,929	11,296,736
Service Corp. International	382,052	31,190,725
Stride, Inc. *	115,954	10,052,052
Texas Roadhouse, Inc.	182,003	35,599,787
Vail Resorts, Inc.	98,659	13,507,404
Wingstop, Inc.	75,542	8,270,338
Wyndham Hotels & Resorts, Inc.	206,789	15,232,078
Wynn Resorts Ltd.	232,221	21,197,133
		418,843,895

Consumer Staples Distribution & Retail 1.8%
Albertsons Cos., Inc., Class A	985,249	12,167,825
BJ's Wholesale Club Holdings, Inc. *	353,595	32,053,387
Casey's General Stores, Inc.	102,341	76,981,923
Maplebear, Inc. *	455,586	23,016,205
Performance Food Group Co. *	434,989	43,137,859
Sprouts Farmers Market, Inc. *	260,504	21,371,748
U.S. Foods Holding Corp. *	609,814	63,932,900
		272,661,847

Energy 3.7%
Antero Midstream Corp.	921,034	20,649,582
Antero Resources Corp. *	815,080	31,364,278
APA Corp.	978,798	42,235,134
Chord Energy Corp.	155,914	22,936,509
DT Midstream, Inc.	282,479	37,010,399
HF Sinclair Corp.	424,316	43,114,749
Matador Resources Co.	323,225	18,750,282
Noble Corp. PLC	349,016	15,995,403
NOV, Inc.	994,290	21,168,434
Ovintiv, Inc.	762,621	50,066,069
Permian Resources Corp., Class A	2,179,463	50,759,693
Range Resources Corp.	652,457	26,959,523
TechnipFMC PLC	1,104,053	86,281,742
Texas Pacific Land Corp.	160,437	60,057,987
Venture Global, Inc., Class A	1,425,038	20,862,556
		548,212,340

Equity Real Estate Investment Trusts (REITs) 5.4%
Agree Realty Corp.	332,057	23,991,118
Alexandria Real Estate Equities, Inc.	434,461	22,283,505
American Homes 4 Rent, Class A	877,160	29,209,428
Americold Realty Trust, Inc.	790,953	11,824,747
Brixmor Property Group, Inc.	849,915	24,554,044
BXP, Inc.	410,703	27,923,697
Camden Property Trust	278,351	29,449,536
CareTrust REIT, Inc.	654,184	25,480,467
CubeSmart	626,960	24,902,851
EastGroup Properties, Inc.	148,607	29,647,097
Equity LifeStyle Properties, Inc.	537,043	34,075,378
Federal Realty Investment Trust	217,676	25,256,946
First Industrial Realty Trust, Inc.	367,091	22,715,591
Gaming & Leisure Properties, Inc.	784,274	32,994,407
Healthcare Realty Trust, Inc.	960,865	18,294,870
Healthpeak Properties, Inc.	1,909,095	39,747,358
Host Hotels & Resorts, Inc.	1,763,769	38,679,454
Kilroy Realty Corp.	296,419	10,760,010
Kimco Realty Corp.	1,867,474	44,277,809
Lamar Advertising Co., Class A	241,054	35,919,457
See financial notes
Schwab U.S. Equity ETFs | Annual Holdings and Financial Statements

Schwab U.S. Mid-Cap ETF
Portfolio Holdings  as of August 31, 2026 (continued)

SECURITY	NUMBER OF SHARES	VALUE ($)
Lineage, Inc.	157,183	6,169,433
NNN REIT, Inc.	526,810	23,811,812
Omega Healthcare Investors, Inc.	824,652	37,703,089
Regency Centers Corp.	456,313	34,118,523
Rexford Industrial Realty, Inc.	620,203	22,972,319
STAG Industrial, Inc.	529,473	19,722,869
Terreno Realty Corp.	294,510	19,499,507
UDR, Inc.	818,752	30,252,886
Vornado Realty Trust	436,473	16,315,361
WP Carey, Inc.	616,787	43,150,419
		805,703,988

Financial Services 5.1%
Affiliated Managers Group, Inc.	73,125	26,923,894
AGNC Investment Corp.	3,178,786	34,108,374
Ally Financial, Inc.	772,413	32,603,553
Annaly Capital Management, Inc.	2,029,167	46,508,508
Blue Owl Capital, Inc.	1,780,143	21,788,950
Chime Financial, Inc., Class A *	97,610	3,231,867
Corebridge Financial, Inc.	670,306	21,811,757
Credit Acceptance Corp. *	16,147	9,684,002
Equitable Holdings, Inc.	779,569	39,079,794
Essent Group Ltd.	255,317	17,249,217
Evercore, Inc., Class A	107,102	30,677,226
FactSet Research Systems, Inc.	100,882	31,631,551
Figure Technology Solutions, Inc., Class A *	89,940	3,299,899
Franklin Templeton, Inc.	848,978	28,992,599
Houlihan Lokey, Inc.	150,200	20,020,158
Invesco Ltd.	1,227,549	40,239,056
Jack Henry & Associates, Inc.	196,742	33,034,949
Jackson Financial, Inc., Class A	193,128	25,769,069
Jefferies Financial Group, Inc.	452,882	23,839,708
Lazard, Inc., Class A	308,830	13,350,721
MarketAxess Holdings, Inc.	98,270	15,981,650
MGIC Investment Corp.	585,839	17,955,965
Morningstar, Inc.	61,072	13,371,104
OneMain Holdings, Inc.	319,920	19,982,203
Rithm Capital Corp.	1,543,093	15,477,223
SEI Investments Co.	253,118	28,091,036
Starwood Property Trust, Inc.	962,619	15,113,118
Stifel Financial Corp.	424,781	34,313,809
TPG, Inc.	375,556	20,325,091
Tradeweb Markets, Inc., Class A	321,315	34,605,625
Voya Financial, Inc.	251,050	25,436,386
WEX, Inc. *	96,111	18,316,834
		762,814,896

Food, Beverage & Tobacco 2.0%
Brown-Forman Corp., Class B	624,141	16,583,426
Bunge Global SA	376,069	43,702,978
Campbell's Co. (a)	543,546	12,871,169
Celsius Holdings, Inc. *	438,895	13,803,248
Coca-Cola Consolidated, Inc.	156,491	30,604,945
Conagra Brands, Inc.	1,325,418	21,233,196
Darling Ingredients, Inc. *	440,084	29,164,367
Ingredion, Inc.	174,802	18,085,015
J.M. Smucker Co.	295,320	38,734,171
Lamb Weston Holdings, Inc.	382,550	20,860,452
Marzetti Co.	55,788	6,284,518
Molson Coors Beverage Co., Class B	444,534	17,674,672
Pilgrim's Pride Corp. *	118,129	3,706,888
Post Holdings, Inc. *	110,632	9,222,284
Primo Brands Corp.	733,152	16,730,529
		299,261,858

SECURITY	NUMBER OF SHARES	VALUE ($)
Health Care Equipment & Services 4.6%
Align Technology, Inc. *	184,439	29,471,508
Baxter International, Inc.	1,430,170	37,184,420
Centene Corp. *	1,299,030	83,579,590
Chemed Corp.	36,750	19,062,593
Cooper Cos., Inc. *	540,292	37,869,066
DaVita, Inc. *	88,977	15,660,842
Doximity, Inc., Class A *	369,916	9,880,456
Encompass Health Corp.	274,683	33,019,643
Ensign Group, Inc.	160,495	27,646,869
Glaukos Corp. *	162,636	29,202,920
Globus Medical, Inc., Class A *	313,778	25,532,116
Guardant Health, Inc. *	367,174	58,388,009
HealthEquity, Inc. *	233,915	22,582,154
Henry Schein, Inc. *	268,117	24,076,907
Hims & Hers Health, Inc. *	587,960	17,391,857
Molina Healthcare, Inc. *	144,269	28,676,349
Option Care Health, Inc. *	435,177	10,204,901
Penumbra, Inc. *	108,895	35,183,975
Solventum Corp. *	407,604	37,116,420
Teleflex, Inc.	122,297	17,372,289
Tenet Healthcare Corp. *	238,518	63,424,321
Universal Health Services, Inc., Class B	147,551	25,132,362
		687,659,567

Household & Personal Products 0.4%
BellRing Brands, Inc. *	323,197	3,480,832
Clorox Co.	334,831	32,706,292
Coty, Inc., Class A *	1,027,222	2,927,583
elf Beauty, Inc. *	163,681	17,849,413
Reynolds Consumer Products, Inc.	150,684	3,488,334
		60,452,454

Insurance 3.7%
American Financial Group, Inc.	190,950	27,219,922
Assurant, Inc.	137,199	38,670,910
Axis Capital Holdings Ltd.	204,144	20,165,344
CNA Financial Corp.	60,186	2,923,234
Everest Group Ltd.	109,580	41,054,147
F&G Annuities & Life, Inc.	102,367	2,436,335
Fidelity National Financial, Inc.	700,608	32,543,242
First American Financial Corp.	282,164	20,857,563
Globe Life, Inc.	214,999	37,123,877
Hanover Insurance Group, Inc.	96,874	21,904,180
Kinsale Capital Group, Inc.	60,667	22,683,391
Lincoln National Corp.	471,474	20,080,078
Loews Corp.	467,227	50,596,012
Old Republic International Corp.	620,483	25,892,756
Primerica, Inc.	86,348	24,838,002
Reinsurance Group of America, Inc., Class A	181,403	44,632,394
RenaissanceRe Holdings Ltd.	118,056	38,679,868
RLI Corp.	254,061	16,125,252
Ryan Specialty Holdings, Inc.	315,546	13,309,730
Selective Insurance Group, Inc.	165,790	15,134,969
Unum Group	407,038	37,944,082
		554,815,288

Materials 5.8%
Albemarle Corp.	326,562	44,076,073
Alcoa Corp.	730,748	36,500,863
AptarGroup, Inc.	176,726	23,260,676
Avery Dennison Corp.	211,807	36,877,717
See financial notes

Schwab U.S. Equity ETFs | Annual Holdings and Financial Statements

Schwab U.S. Mid-Cap ETF
Portfolio Holdings  as of August 31, 2026 (continued)

SECURITY	NUMBER OF SHARES	VALUE ($)
Axalta Coating Systems Ltd. *	593,181	21,603,652
Ball Corp.	737,260	46,425,262
Celanese Corp.	302,968	13,778,985
CF Industries Holdings, Inc.	425,408	55,315,802
Cleveland-Cliffs, Inc. *	1,579,558	18,243,895
Coeur Mining, Inc.	2,864,705	59,528,570
Commercial Metals Co.	307,253	20,730,360
Crown Holdings, Inc.	305,968	35,611,615
Eagle Materials, Inc.	87,033	16,907,031
Eastman Chemical Co.	316,708	22,942,328
FMC Corp.	343,070	3,955,597
Graphic Packaging Holding Co.	818,167	9,163,470
Mosaic Co.	880,167	21,229,628
MP Materials Corp. *	374,644	20,511,759
NewMarket Corp.	21,132	18,970,196
Packaging Corp. of America	245,190	57,359,749
Reliance, Inc.	141,346	54,283,931
Royal Gold, Inc.	225,592	58,985,540
RPM International, Inc.	353,416	36,790,606
Solstice Advanced Materials, Inc.	439,744	27,875,372
Sonoco Products Co.	273,171	15,065,381
Steel Dynamics, Inc.	375,372	87,319,035
Westlake Corp.	92,520	6,945,476
		870,258,569

Media & Entertainment 2.5%
Liberty Live Holdings, Inc., Class C *	194,025	20,085,468
Match Group, Inc.	645,951	26,257,908
New York Times Co., Class A	446,057	30,006,254
News Corp., Class A	1,390,616	42,705,817
Nexstar Media Group, Inc.	79,285	14,440,177
Omnicom Group, Inc.	789,222	69,080,602
Paramount Skydance Corp., Class B	874,868	9,544,810
Pinterest, Inc., Class A *	1,334,036	28,961,922
Roku, Inc. *	363,284	57,010,158
Sirius XM Holdings, Inc.	520,662	14,667,049
Snap, Inc., Class A *	2,991,550	16,603,102
TKO Group Holdings, Inc.	174,367	31,841,158
Trump Media & Technology Group Corp. *	443,848	4,336,395
		365,540,820

Pharmaceuticals, Biotechnology & Life Sciences 8.3%
Alkermes PLC *	461,550	21,688,234
Avantor, Inc. *	1,891,370	27,500,520
BioMarin Pharmaceutical, Inc. *	535,217	34,912,205
Bio-Rad Laboratories, Inc., Class A *	49,912	19,272,021
Bio-Techne Corp.	433,550	31,350,000
Bridgebio Pharma, Inc. *	477,267	36,553,879
Bruker Corp.	308,047	17,869,806
Charles River Laboratories International, Inc. *	133,367	38,441,704
Corcept Therapeutics, Inc. *	264,563	29,988,216
CRISPR Therapeutics AG *	267,066	15,217,421
Cytokinetics, Inc. *	375,954	26,658,898
Elanco Animal Health, Inc. *	1,383,053	33,082,628
Exelixis, Inc. *	696,040	38,031,626
Halozyme Therapeutics, Inc. *	328,454	34,977,066
Incyte Corp. *	464,702	57,260,580
Ionis Pharmaceuticals, Inc. *	457,627	27,622,366
Jazz Pharmaceuticals PLC *	173,731	43,550,887
Madrigal Pharmaceuticals, Inc. *	52,349	28,270,030
Medpace Holdings, Inc. *	62,470	37,106,555
Moderna, Inc. *	977,885	137,236,381
Neurocrine Biosciences, Inc. *	278,434	42,887,189
Repligen Corp. *	146,820	26,571,484
SECURITY	NUMBER OF SHARES	VALUE ($)
Revolution Medicines, Inc. *	553,388	113,759,971
Revvity, Inc.	308,910	39,747,450
Roivant Sciences Ltd. *	1,248,570	43,250,465
Royalty Pharma PLC, Class A	1,080,178	66,333,731
Sotera Health Co. *	734,382	13,879,820
Summit Therapeutics, Inc. *	427,001	5,815,754
Tempus AI, Inc., Class A *	285,132	17,977,573
United Therapeutics Corp. *	117,542	59,991,086
Vaxcyte, Inc. *	364,005	22,109,664
Viatris, Inc.	3,224,811	53,241,630
		1,242,156,840

Real Estate Management & Development 0.5%
Jones Lang LaSalle, Inc. *	128,466	47,001,855
Zillow Group, Inc., Class C *	588,829	20,585,462
		67,587,317

Semiconductors & Semiconductor Equipment 2.8%
Allegro MicroSystems, Inc. *	344,332	12,482,035
Amkor Technology, Inc.	315,730	14,934,029
Cerebras Systems, Inc., Class A *	95,528	17,600,079
Cirrus Logic, Inc. *	140,868	15,426,455
Entegris, Inc.	422,289	57,131,479
IonQ, Inc. *	1,067,164	41,950,217
Lattice Semiconductor Corp. *	379,391	43,758,958
MACOM Technology Solutions Holdings, Inc. *	181,684	47,933,690
MKS, Inc.	187,034	47,925,592
Onto Innovation, Inc. *	137,741	36,805,772
Qorvo, Inc. *	221,780	21,308,622
Rambus, Inc. *	299,434	25,957,933
Skyworks Solutions, Inc.	416,484	27,908,593
Universal Display Corp.	120,688	10,037,621
		421,161,075

Software & Services 6.3%
Akamai Technologies, Inc. *	402,593	43,729,652
Aurora Innovation, Inc. *	3,482,568	19,606,858
Bentley Systems, Inc., Class B	412,992	15,177,456
Bill Holdings, Inc. *	245,456	12,083,799
BitMine Immersion Technologies, Inc.	1,577,243	39,935,793
CCC Intelligent Solutions Holdings, Inc. *	1,480,043	11,041,121
Commvault Systems, Inc. *	114,413	15,734,076
Docusign, Inc. *	538,018	35,654,453
Dolby Laboratories, Inc., Class A	167,187	10,292,032
Dropbox, Inc., Class A *	414,730	14,594,349
Dynatrace, Inc. *	815,933	44,541,782
Elastic NV *	251,735	24,556,749
EPAM Systems, Inc. *	144,470	17,022,900
Guidewire Software, Inc. *	234,410	47,995,447
InterDigital, Inc.	71,596	23,986,808
Kyndryl Holdings, Inc. *	626,288	8,423,574
Manhattan Associates, Inc. *	163,827	36,564,548
Nutanix, Inc., Class A *	734,401	50,357,876
Okta, Inc. *	464,266	80,336,589
Pegasystems, Inc.	250,245	9,211,518
Procore Technologies, Inc. *	321,104	20,139,643
Qualys, Inc. *	97,277	18,107,141
Rubrik, Inc., Class A *	445,659	41,464,113
SailPoint, Inc. *	205,576	4,226,642
Samsara, Inc., Class A *	1,027,292	41,964,878
SentinelOne, Inc., Class A *	925,772	20,459,561
ServiceTitan, Inc., Class A *	162,517	15,933,167
SPS Commerce, Inc. *	101,988	8,709,775
See financial notes
Schwab U.S. Equity ETFs | Annual Holdings and Financial Statements

Schwab U.S. Mid-Cap ETF
Portfolio Holdings  as of August 31, 2026 (continued)

SECURITY	NUMBER OF SHARES	VALUE ($)
Trimble, Inc. *	645,523	38,692,649
Twilio, Inc., Class A *	420,283	99,031,283
UiPath, Inc., Class A *	1,182,661	22,080,281
Unity Software, Inc. *	967,059	40,713,184
		932,369,697

Technology Hardware & Equipment 10.1%
Arrow Electronics, Inc. *	141,581	28,943,404
Ciena Corp. *	391,539	149,881,129
Cognex Corp.	460,821	28,091,648
Coherent Corp. *	541,742	150,512,180
F5, Inc. *	156,221	63,602,256
Fabrinet *	99,203	40,963,895
Flex Ltd. *	1,018,137	111,231,467
Littelfuse, Inc.	70,022	28,861,668
Lumentum Holdings, Inc. *	215,427	197,064,003
Novanta, Inc. *	98,601	14,417,438
Sandisk Corp. *	410,066	642,450,402
TD SYNNEX Corp.	207,019	52,344,754
		1,508,364,244

Telecommunication Services 0.3%
AST SpaceMobile, Inc. *	719,711	42,534,920

Transportation 2.6%
Alaska Air Group, Inc. *	308,007	12,729,929
American Airlines Group, Inc. *	1,831,467	24,596,602
CH Robinson Worldwide, Inc.	326,390	48,847,527
GXO Logistics, Inc. *	317,994	15,177,854
JB Hunt Transport Services, Inc.	206,280	54,761,152
Joby Aviation, Inc. *	1,717,144	11,745,265
Kirby Corp. *	148,195	21,022,943
Knight-Swift Transportation Holdings, Inc.	449,958	30,826,622
Landstar System, Inc.	93,948	16,969,827
Lyft, Inc., Class A *	1,049,211	17,731,666
Ryder System, Inc.	107,126	26,188,022
Saia, Inc. *	73,844	26,224,220
U-Haul Holding Co., Non Voting Shares	305,000	18,199,350
XPO, Inc. *	325,111	63,068,283
		388,089,262

Utilities 2.9%
AES Corp.	1,974,832	29,109,024
Alliant Energy Corp.	715,202	48,619,432
Black Hills Corp.	210,358	15,078,461
Essential Utilities, Inc.	785,410	32,335,330
SECURITY	NUMBER OF SHARES	VALUE ($)
Evergy, Inc.	638,323	51,716,930
Fervo Energy Co., Class A *	196,803	3,026,830
IDACORP, Inc.	153,449	20,893,616
National Fuel Gas Co.	263,159	21,857,987
NiSource, Inc.	1,327,632	54,326,701
OGE Energy Corp.	571,478	26,076,541
Oklo, Inc. *	380,620	15,441,753
Pinnacle West Capital Corp.	335,585	32,766,519
Portland General Electric Co.	321,135	15,690,656
Talen Energy Corp. *	125,706	37,178,807
UGI Corp.	594,118	22,843,837
		426,962,424
Total Common Stocks (Cost $10,385,208,638)		14,863,029,591

SHORT-TERM INVESTMENTS 0.1% OF NET ASSETS

Money Market Funds 0.1%
State Street Institutional U.S. Government Money Market Fund, Premier Class 3.62% (b)	3,765,073	3,765,073
State Street Institutional U.S. Government Money Market Fund, Premier Class 3.62% (b)(c)	13,453,265	13,453,265
		17,218,338
Total Short-Term Investments (Cost $17,218,338)		17,218,338
Total Investments in Securities (Cost $10,402,426,976)		14,880,247,929

	NUMBER OF CONTRACTS	NOTIONAL AMOUNT ($)	CURRENT VALUE/ UNREALIZED DEPRECIATION ($)
FUTURES CONTRACTS
Long
S&P 400 Mid-Cap Index, e-mini, expires 09/18/26	32	12,054,720	(291,569)

*	Non-income producing security.
(a)	All or a portion of this security is on loan.
(b)	The rate shown is the annualized 7-day yield.
(c)	Security purchased with cash collateral received for securities on loan. Securities on loan were valued at $13,391,350.

REIT —	Real Estate Investment Trust

The following is a summary of the inputs used to value the fund’s investments as of August 31, 2026:
DESCRIPTION	QUOTED PRICES IN ACTIVE MARKETS FOR IDENTICAL ASSETS (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Assets
Common Stocks[1]	$14,863,029,591	$—	$—	$14,863,029,591
Short-Term Investments[1]	17,218,338	—	—	17,218,338
See financial notes

Schwab U.S. Equity ETFs | Annual Holdings and Financial Statements

Schwab U.S. Mid-Cap ETF
Portfolio Holdings  as of August 31, 2026 (continued)

DESCRIPTION	QUOTED PRICES IN ACTIVE MARKETS FOR IDENTICAL ASSETS (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Liabilities
Futures Contracts[2]	($291,569 )	$—	$—	($291,569 )
Total	$14,879,956,360	$—	$—	$14,879,956,360

[1]	As categorized in the Portfolio Holdings.
[2]	Futures contracts are reported at cumulative unrealized appreciation or depreciation.
See financial notes
Schwab U.S. Equity ETFs | Annual Holdings and Financial Statements

Schwab U.S. Mid-Cap ETF
Statement of Assets and Liabilities

As of August 31, 2026
Assets
Investments in securities, at value - unaffiliated issuers (cost $10,402,426,976) including securities on loan of $13,391,350		$14,880,247,929
Deposit with broker for futures contracts		1,821,779
Receivables:
Fund shares sold		15,978,272
Dividends		9,025,986
Income from securities on loan	+	29,597
Total assets		14,907,103,563

Liabilities
Collateral held for securities on loan		13,453,265
Payables:
Investments bought		15,685,849
Management fees		358,771
Variation margin on futures contracts	+	58,880
Total liabilities		29,556,765
Net assets		$14,877,546,798

Net Assets by Source
Capital received from investors		$12,211,512,315
Total distributable earnings	+	2,666,034,483
Net assets		$14,877,546,798

Net Asset Value (NAV)
Net Assets	÷	Shares Outstanding	=	NAV
$14,877,546,798		419,000,000		$35.51

See financial notes

Schwab U.S. Equity ETFs | Annual Holdings and Financial Statements

Schwab U.S. Mid-Cap ETF
Statement of Operations

For the period September 1, 2025 through August 31, 2026
Investment Income
Dividends received from securities - unaffiliated issuers (net of foreign withholding tax of $148,568)		$178,005,578
Other Interest		54,222
Securities on loan, net	+	476,757
Total investment income		178,536,557

Expenses
Management fees		5,013,386
Total expenses	–	5,013,386
Net investment income		173,523,171

REALIZED AND UNREALIZED GAINS (LOSSES)
Net realized losses on sales of securities - unaffiliated issuers		(230,815,445)
Net realized gains on sales of in-kind redemptions - unaffiliated issuers		1,145,901,273
Net realized gains on futures contracts	+	2,059,502
Net realized gains		917,145,330
Net change in unrealized appreciation (depreciation) on securities - unaffiliated issuers		1,582,889,449
Net change in unrealized appreciation (depreciation) on futures contracts	+	(453,904)
Net change in unrealized appreciation (depreciation)		1,582,435,545
Net realized and unrealized gains		2,499,580,875
Increase in net assets resulting from operations		$2,673,104,046
See financial notes
Schwab U.S. Equity ETFs | Annual Holdings and Financial Statements

Schwab U.S. Mid-Cap ETF
Statement of Changes in Net Assets

For the current and prior report periods
OPERATIONS
	9/1/25-8/31/26		9/1/24-8/31/25
Net investment income		$173,523,171	$163,727,302
Net realized gains		917,145,330	696,823,960
Net change in unrealized appreciation (depreciation)	+	1,582,435,545	298,240,897
Increase in net assets resulting from operations		$2,673,104,046	$1,158,792,159

DISTRIBUTIONS TO SHAREHOLDERS
Total distributions		($181,830,970 )	($166,318,430 )

TRANSACTIONS IN FUND SHARES[1]
	9/1/25-8/31/26			9/1/24-8/31/25
		SHARES	VALUE	SHARES	VALUE
Shares sold		72,900,000	$2,254,903,070	58,350,000	$1,566,327,309
Shares redeemed	+	(64,500,000)	(1,978,685,871)	(70,900,000)	(1,969,808,159)
Net transactions in fund shares		8,400,000	$276,217,199	(12,550,000)	($403,480,850 )

SHARES OUTSTANDING AND NET ASSETS[1]
	9/1/25-8/31/26			9/1/24-8/31/25
		SHARES	NET ASSETS	SHARES	NET ASSETS
Beginning of period		410,600,000	$12,110,056,523	423,150,000	$11,521,063,644
Total increase (decrease)	+	8,400,000	2,767,490,275	(12,550,000)	588,992,879
End of period		419,000,000	$14,877,546,798	410,600,000	$12,110,056,523

[1]
For the period ended August 31, 2025, transactions in fund shares have been retroactively adjusted to reflect a 3-for-1 share split effective after the close of U.S. markets on
October 10, 2024. The retroactive adjustment of the share split does not change the transaction in fund shares values.

See financial notes

Schwab U.S. Equity ETFs | Annual Holdings and Financial Statements

Schwab U.S. Small-Cap ETF
Financial Statements
FINANCIAL HIGHLIGHTS

	9/1/25– 8/31/26	9/1/24– 8/31/25[1]	9/1/23– 8/31/24[1]	9/1/22– 8/31/23[1]	9/1/21– 8/31/22[1,2]
Per-Share Data
Net asset value at beginning of period	$27.32	$25.56	$22.11	$21.04	$25.93
Income (loss) from investment operations:
Net investment income (loss)[3]	0.36	0.33	0.32	0.33	0.28
Net realized and unrealized gains (losses)	6.84	1.83	3.46	1.05	(4.86)
Total from investment operations	7.20	2.16	3.78	1.38	(4.58)
Less distributions:
Distributions from net investment income	(0.36)	(0.40)	(0.33)	(0.31)	(0.31)
Net asset value at end of period	$34.16	$27.32	$25.56	$22.11	$21.04
Total return	26.52%	8.54%	17.29%	6.69%	(17.78%)
Ratios/Supplemental Data
Ratios to average net assets:
Total expenses	0.04%[4]	0.04%	0.04%	0.04%[5]	0.04%[5]
Net investment income (loss)	1.18%	1.30%	1.38%	1.55%	1.20%
Portfolio turnover rate[6]	14%	11%	11%	9%	15%
Net assets, end of period (x 1,000,000)	$22,646	$18,618	$17,910	$14,481	$13,539

[1]	Per-Share Data has been retroactively adjusted to reflect a 2-for-1 share split effective after the close of U.S. markets on October 10, 2024.
[2]	Per-Share Data has been retroactively adjusted to reflect a 2-for-1 share split effective after the close of U.S. markets on March 10, 2022.
[3]	Calculated based on the average shares outstanding during the period.
[4]	Effective June 11, 2026, the annual operating expense ratio was reduced to 0.03%. The ratio presented for the period ended August 31, 2026, is a blended ratio.
[5]	Ratio includes less than 0.005% of non-routine proxy expenses.
[6]	Portfolio turnover rate excludes securities received or delivered from processing of in-kind creations or redemptions.
See financial notes
Schwab U.S. Equity ETFs | Annual Holdings and Financial Statements

Schwab U.S. Small-Cap ETF
Portfolio Holdings  as of August 31, 2026

SECURITY	NUMBER OF SHARES	VALUE ($)
COMMON STOCKS 99.9% OF NET ASSETS

Automobiles & Components 1.2%
Adient PLC *	374,255	7,099,617
Dana, Inc.	517,015	15,500,110
Dauch Corp. *	1,131,126	7,080,849
Dorman Products, Inc. *	128,973	16,618,171
Fox Factory Holding Corp. *	197,730	4,039,624
Garrett Motion, Inc.	607,284	16,366,304
Gentex Corp.	1,012,038	22,639,290
Gentherm, Inc. *	144,715	5,685,852
Goodyear Tire & Rubber Co. *	1,369,733	8,588,226
Harley-Davidson, Inc.	500,104	13,802,870
Holley, Inc. *	266,240	761,446
Kodiak AI, Inc. *(a)	519,893	1,965,196
LCI Industries	115,903	11,663,319
Lear Corp.	238,510	29,811,365
Livewire Group, Inc. *(a)	103,973	126,847
Mobileye Global, Inc., Class A *	790,417	6,742,257
Patrick Industries, Inc.	156,328	12,775,124
Phinia, Inc.	175,833	12,034,011
QuantumScape Corp. *	2,279,658	12,743,288
Solid Power, Inc. *	922,438	2,149,281
Standard Motor Products, Inc.	101,855	3,841,971
Stoneridge, Inc. *	132,613	917,682
Thor Industries, Inc.	250,754	19,057,304
Versigent PLC *	336,318	15,941,473
Visteon Corp.	126,852	12,916,071
Winnebago Industries, Inc.	134,525	4,047,857
XPEL, Inc. *	118,982	5,861,053
		270,776,458

Banks 7.8%
1st Source Corp.	86,234	7,384,217
Amalgamated Financial Corp.	100,107	4,812,144
Amerant Bancorp, Inc.	174,261	5,003,033
Ameris Bancorp	299,335	25,218,974
Arrow Financial Corp.	68,101	2,570,132
Associated Banc-Corp.	776,157	23,758,166
Atlantic Union Bankshares Corp.	680,970	27,463,520
Axos Financial, Inc. *	270,164	26,149,174
Banc of California, Inc.	653,815	12,174,035
BancFirst Corp.	99,075	10,820,972
Bancorp, Inc. *	197,881	12,862,265
Bank First Corp.	48,695	7,336,389
Bank of Hawaii Corp.	189,215	14,367,095
Bank of Marin Bancorp	75,996	2,019,974
Bank OZK	487,326	23,917,960
BankUnited, Inc.	344,539	15,710,978
Banner Corp.	161,577	11,333,011
Beacon Financial Corp.	397,827	12,352,528
Burke & Herbert Financial Services Corp.	79,879	5,696,172
Business First Bancshares, Inc.	157,432	4,883,541
Byline Bancorp, Inc.	155,828	5,908,998
Camden National Corp.	79,859	4,510,436
Capital City Bank Group, Inc.	65,141	3,288,318
Capitol Federal Financial, Inc.	549,459	4,730,842
Cathay General Bancorp	319,077	19,530,703
Central BanCo, Inc.	161,486	5,184,508
Central Pacific Financial Corp.	122,793	4,570,355
Citizens Financial Services, Inc.	23,026	1,849,909
City Holding Co.	67,127	9,595,805
CNB Financial Corp.	140,600	4,755,092
Coastal Financial Corp. *	61,837	2,913,141
SECURITY	NUMBER OF SHARES	VALUE ($)
Columbia Banking System, Inc.	1,376,755	40,807,018
Columbia Financial, Inc.	706,748	8,212,412
Community Financial System, Inc.	250,819	15,738,892
Community Trust Bancorp, Inc.	72,087	5,487,983
ConnectOne Bancorp, Inc.	238,410	7,495,610
Customers Bancorp, Inc. *	149,717	11,704,875
CVB Financial Corp.	798,203	17,696,161
Dime Commercial Bancshares, Inc.	196,260	7,928,904
Eagle Bancorp, Inc.	130,490	3,561,072
Eastern Bankshares, Inc.	1,010,712	22,195,236
Enterprise Financial Services Corp.	174,076	11,006,825
Equity Bancshares, Inc., Class A	77,880	3,844,157
Esquire Financial Holdings, Inc.	32,640	3,646,541
FB Financial Corp.	191,078	10,883,803
Financial Institutions, Inc.	93,214	3,777,031
First BanCorp	730,787	20,374,342
First Bancorp/Southern Pines NC	196,817	12,484,102
First Busey Corp.	401,580	12,087,558
First Commonwealth Financial Corp.	482,623	9,990,296
First Community Bankshares, Inc.	89,000	4,315,610
First Financial Bancorp	495,657	16,173,288
First Financial Bankshares, Inc.	619,873	20,598,380
First Financial Corp.	56,297	4,406,929
First Hawaiian, Inc.	580,033	14,854,645
First Interstate BancSystem, Inc., Class A	403,350	14,847,314
First Merchants Corp.	292,938	12,148,139
First Mid Bancshares, Inc.	115,640	5,754,246
Firstsun Capital Bancorp *	125,171	5,008,092
Five Star Bancorp	79,581	3,646,401
Flagstar Bank NA	1,428,490	19,013,202
FNB Corp.	1,693,545	30,873,325
Fulton Financial Corp.	899,736	21,107,807
GBank Financial Holdings, Inc. *	43,083	843,134
German American Bancorp, Inc.	178,021	8,779,996
Glacier Bancorp, Inc.	613,130	28,394,050
Great Southern Bancorp, Inc.	38,106	2,982,557
Hancock Whitney Corp.	386,627	28,799,845
Hanmi Financial Corp.	141,387	4,382,997
HBT Financial, Inc.	80,982	2,873,241
Heritage Financial Corp.	198,224	5,663,260
Hilltop Holdings, Inc.	195,866	7,452,701
Hingham Institution For Savings	9,233	2,661,597
Home BancShares, Inc.	889,352	26,200,310
HomeTrust Bancshares, Inc.	61,023	2,833,908
Hope Bancorp, Inc.	609,847	8,409,790
Horizon Bancorp, Inc.	246,154	4,780,311
Independent Bank Corp. /MA	230,212	18,688,610
Independent Bank Corp./MI	97,967	3,574,816
International Bancshares Corp.	257,933	18,096,579
Kearny Financial Corp.	272,179	2,686,407
Lakeland Financial Corp.	119,448	7,058,182
Live Oak Bancshares, Inc.	170,424	6,713,001
Mechanics Bancorp, Class A	227,641	3,583,069
Mercantile Bank Corp.	82,573	4,934,562
Metrocity Bankshares, Inc.	100,434	3,497,112
Metropolitan Bank Holding Corp.	52,955	4,807,255
Mid Penn Bancorp, Inc.	105,896	3,855,673
Midland States Bancorp, Inc.	97,895	3,209,977
National Bank Holdings Corp., Class A	213,235	8,804,473
NB Bancorp, Inc.	178,847	3,993,654
NBT Bancorp, Inc.	247,180	12,709,996
Nicolet Bankshares, Inc.	92,733	15,703,406
Northeast Bank	34,208	4,315,339
Northpointe Bancshares, Inc.	49,118	834,515
Northwest Bancshares, Inc.	694,927	10,625,434
OceanFirst Financial Corp.	411,027	7,743,749
See financial notes

Schwab U.S. Equity ETFs | Annual Holdings and Financial Statements

Schwab U.S. Small-Cap ETF
Portfolio Holdings  as of August 31, 2026 (continued)

SECURITY	NUMBER OF SHARES	VALUE ($)
OFG Bancorp	201,152	10,469,962
Old National Bancorp	1,636,107	41,851,617
Old Second Bancorp, Inc.	242,579	6,083,881
Origin Bancorp, Inc.	138,523	7,359,727
Orrstown Financial Services, Inc.	92,416	3,853,747
Park National Corp.	76,466	14,933,045
Pathward Financial, Inc.	100,765	8,208,317
Peapack-Gladstone Financial Corp.	75,825	3,384,828
Peoples Bancorp, Inc.	171,733	6,761,128
Pinnacle Financial Partners, Inc.	715,195	71,498,044
Popular, Inc.	306,575	51,562,849
Preferred Bank	51,940	5,320,214
Prosperity Bancshares, Inc.	560,935	40,140,509
Provident Financial Services, Inc.	617,978	14,460,685
QCR Holdings, Inc.	79,007	7,858,826
Renasant Corp.	439,705	17,988,332
Republic Bancorp, Inc., Class A	45,436	4,248,720
S&T Bancorp, Inc.	171,626	8,492,054
Seacoast Banking Corp. of Florida	456,304	15,493,802
ServisFirst Bancshares, Inc.	478,940	20,613,578
Simmons First National Corp., Class A	687,849	15,531,630
SmartFinancial, Inc.	70,757	3,576,766
South Plains Financial, Inc.	69,258	3,019,649
Southern Missouri Bancorp, Inc.	43,475	3,199,325
Southside Bancshares, Inc.	133,196	4,203,666
Southstate Bank Corp.	464,061	48,675,358
Stock Yards Bancorp, Inc.	130,285	10,319,875
Texas Capital Bancshares, Inc.	207,774	20,191,477
TFS Financial Corp.	239,210	4,178,999
Tompkins Financial Corp.	60,377	5,863,814
Towne Bank	410,109	15,190,437
TriCo Bancshares	152,205	8,124,703
Triumph Financial, Inc. *	108,051	7,698,634
TrustCo Bank Corp.	82,419	4,674,806
Trustmark Corp.	278,050	12,768,056
UMB Financial Corp.	339,411	48,070,780
United Bankshares, Inc.	654,150	30,830,090
United Community Banks, Inc.	569,551	19,843,157
Univest Financial Corp.	131,264	5,450,081
Valley National Bancorp	2,265,976	30,907,913
WaFd, Inc.	350,872	12,547,183
Washington Trust Bancorp, Inc.	90,192	3,529,213
WesBanco, Inc.	458,003	18,324,700
Westamerica BanCorp	112,364	6,522,730
Wintrust Financial Corp.	321,107	48,281,649
WSFS Financial Corp.	248,101	19,215,422
		1,776,160,067

Capital Goods 11.7%
3D Systems Corp. *	686,466	2,251,608
AAON, Inc.	323,865	24,604,024
AAR Corp. *	186,412	24,101,207
Aevex Corp., Class A *	116,800	2,055,680
AIAI Holdings Corp., Class A *(a)	253,905	947,066
AirJoule Technologies Corp. *	153,008	693,126
AIRO Group Holdings, Inc. *(a)	48,726	371,292
Alamo Group, Inc.	51,238	8,432,750
Albany International Corp., Class A	135,297	7,499,513
Alliance Laundry Holdings, Inc. *	269,022	6,163,294
Allient, Inc.	71,744	6,744,653
Allison Transmission Holdings, Inc.	394,828	49,633,828
Ameresco, Inc., Class A *	144,686	3,200,454
American Superconductor Corp. *	227,267	6,524,836
Amprius Technologies, Inc. *	677,749	6,696,160
Apogee Enterprises, Inc.	101,708	3,972,714
Applied Industrial Technologies, Inc.	175,892	56,985,490
SECURITY	NUMBER OF SHARES	VALUE ($)
Archer Aviation, Inc., Class A *	3,025,599	17,487,962
Arcosa, Inc.	233,582	33,939,465
Argan, Inc.	66,302	28,177,687
Armstrong World Industries, Inc.	202,640	34,971,611
Array Technologies, Inc. *	723,666	3,198,604
Arxis, Inc., Class A *	212,003	10,975,395
Astec Industries, Inc.	110,090	4,684,329
Astronics Corp. *	182,204	13,422,969
ATI, Inc. *	649,032	132,532,334
Atkore, Inc.	160,704	15,056,358
Atmus Filtration Technologies, Inc.	389,391	18,390,937
AZZ, Inc.	142,249	19,510,873
Beta Technologies, Inc., Class A *	150,144	3,017,894
Blue Bird Corp. *	150,065	8,726,280
BlueLinx Holdings, Inc. *	37,389	2,977,286
Boise Cascade Co.	167,345	13,054,583
Bowman Consulting Group Ltd. *	70,184	2,989,137
Cadre Holdings, Inc.	143,012	4,241,736
CECO Environmental Corp. *	253,211	18,028,623
Centuri Holdings, Inc. *	406,104	8,288,583
ChargePoint Holdings, Inc. *(a)	103,356	568,458
Columbus McKinnon Corp.	136,041	2,402,484
Construction Partners, Inc., Class A *	228,187	24,233,459
CSW Industrials, Inc.	78,418	24,227,241
Custom Truck One Source, Inc. *	298,431	2,748,549
Distribution Solutions Group, Inc. *	30,559	1,063,148
DNOW, Inc. *	868,391	13,920,308
Douglas Dynamics, Inc.	108,853	4,470,593
Ducommun, Inc. *	66,102	11,331,205
DXP Enterprises, Inc. *	59,915	11,247,843
Dycom Industries, Inc. *	142,903	41,614,783
Elmet Group Co. *(a)	42,127	691,304
Energy Recovery, Inc. *	251,340	1,937,831
Energy Vault Holdings, Inc. *	550,758	1,872,577
Enerpac Tool Group Corp.	245,891	9,176,652
EnerSys	175,350	32,239,851
Enovix Corp. *(a)	929,379	3,141,301
Enpro, Inc.	100,326	29,718,568
Eos Energy Enterprises, Inc. *(a)	1,625,750	5,234,915
EquipmentShare.com, Inc., Class A *	140,380	2,472,092
Esab Corp.	271,986	20,502,305
ESCO Technologies, Inc.	123,120	33,615,454
Eve Holding, Inc. *	476,005	1,071,011
Everus Construction Group, Inc. *	243,096	27,987,642
Federal Signal Corp.	290,208	33,954,336
Firefly Aerospace, Inc. *	155,461	3,283,336
Flowserve Corp.	607,275	48,029,380
Fluence Energy, Inc. *	404,140	4,368,753
Fluor Corp. *	664,611	36,227,946
Forgent Power Solutions, Inc., Class A *	912,971	27,882,134
Franklin Electric Co., Inc.	181,242	18,140,512
Gates Industrial Corp. Ltd. *	1,208,479	30,912,893
GATX Corp.	168,544	29,483,402
Gibraltar Industries, Inc. *	141,775	6,378,457
Global Industrial Co.	65,824	2,573,718
Gorman-Rupp Co.	99,734	7,519,944
Graham Corp. *	51,792	4,516,780
Granite Construction, Inc.	207,859	25,059,481
Greenbrier Cos., Inc.	147,979	6,669,414
Griffon Corp.	183,011	17,823,441
Hawkeye 360, Inc. *	73,725	1,397,826
Hayward Holdings, Inc. *	945,817	13,288,729
Helios Technologies, Inc.	157,100	11,471,442
Herc Holdings, Inc.	146,340	22,293,436
Hexcel Corp.	358,553	33,227,106
Hillman Solutions Corp. *	934,234	7,193,602
Hyliion Holdings Corp. *	599,470	2,080,161
See financial notes
Schwab U.S. Equity ETFs | Annual Holdings and Financial Statements

Schwab U.S. Small-Cap ETF
Portfolio Holdings  as of August 31, 2026 (continued)

SECURITY	NUMBER OF SHARES	VALUE ($)
Hyster-Yale, Inc.	54,194	1,835,009
IES Holdings, Inc. *	83,398	25,269,594
Insteel Industries, Inc.	91,809	2,763,451
Intuitive Machines, Inc. *	604,231	9,280,988
Janus International Group, Inc. *	656,903	3,258,239
JBT Marel Corp.	247,752	28,954,776
JELD-WEN Holding, Inc. *	402,589	962,188
Kadant, Inc.	56,020	16,757,823
Karman Holdings, Inc. *	435,371	18,046,128
Kennametal, Inc.	362,317	10,630,381
Legence Corp., Class A *	251,505	13,473,123
Limbach Holdings, Inc. *	54,141	2,231,692
Lindsay Corp.	50,022	5,748,028
Loar Holdings, Inc. *	168,669	11,838,877
Louisiana-Pacific Corp.	302,526	21,331,108
LSI Industries, Inc.	172,885	3,386,817
Madison Air Solutions Corp., Class A *	419,743	11,081,215
Manitowoc Co., Inc. *	168,417	3,270,658
Masterbrand, Inc. *	968,745	7,992,146
McGrath RentCorp	116,815	13,134,679
Mercury Systems, Inc. *	251,138	21,931,882
Merlin, Inc. *(a)	159,469	483,191
Microvast Holdings, Inc. *	937,854	673,379
Miller Industries, Inc.	53,855	3,016,957
Modine Manufacturing Co. *	251,033	44,791,818
Moog, Inc., Class A	135,337	50,277,695
MSC Industrial Direct Co., Inc., Class A	217,412	25,845,939
Mueller Industries, Inc.	1,051,704	65,636,847
Mueller Water Products, Inc., Class A	745,893	18,005,857
MYR Group, Inc. *	74,018	21,570,326
NANO Nuclear Energy, Inc. *(a)	186,451	3,410,189
National Presto Industries, Inc.	25,370	3,848,883
Net Power, Inc. *	179,741	319,939
Nextpower, Inc., Class A *	706,202	57,929,750
NPK International, Inc. *	399,777	5,309,039
NuScale Power Corp. *	1,024,493	9,497,050
Omega Flex, Inc.	16,809	447,792
Oshkosh Corp.	296,757	45,733,221
Plug Power, Inc. *	6,624,423	14,308,754
Powell Industries, Inc.	134,861	24,238,567
Power Solutions International, Inc. *	31,703	1,151,136
Preformed Line Products Co.	12,318	4,937,670
Primoris Services Corp.	258,323	18,627,672
Proto Labs, Inc. *	113,334	9,073,520
Quanex Building Products Corp.	214,004	4,113,157
Red Cat Holdings, Inc. *(a)	623,260	5,353,803
Redwire Corp. *	535,455	5,729,368
Resideo Technologies, Inc. *	660,667	12,790,513
Rush Enterprises, Inc., Class A	330,398	25,384,478
Sensata Technologies Holding PLC	692,254	28,403,182
SES AI Corp. *	1,242,077	645,507
Shoals Technologies Group, Inc., Class A *	792,584	5,484,681
Simpson Manufacturing Co., Inc.	195,783	35,751,934
SiteOne Landscape Supply, Inc. *	211,020	20,791,801
Solv Energy, Inc., Class A *	169,592	4,327,988
Southland Holdings, Inc. *(a)	69,949	44,725
SPX Technologies, Inc. *	238,351	46,895,559
Standex International Corp.	57,465	16,645,312
Sterling Infrastructure, Inc. *	145,883	68,575,222
Sunrun, Inc. *	1,133,245	9,711,910
Symbotic, Inc. *	284,957	11,304,244
Tecnoglass Holdings, Inc.	117,401	4,660,820
Tennant Co.	80,301	5,588,950
Terex Corp.	542,931	34,481,548
Terrestrial Energy, Inc. *(a)	249,723	1,293,565
Timken Co.	300,479	36,192,696
SECURITY	NUMBER OF SHARES	VALUE ($)
Titan International, Inc. *	225,772	1,623,301
Titan Machinery, Inc. *	95,445	1,963,304
Transcat, Inc. *	44,148	3,818,360
Trinity Industries, Inc.	377,595	10,882,288
Tutor Perini Corp.	209,641	18,557,421
UFP Industries, Inc.	268,519	22,695,226
V2X, Inc. *	97,104	7,492,545
Valmont Industries, Inc.	92,237	43,320,029
Vicor Corp. *	111,137	20,858,192
Virgin Galactic Holdings, Inc. *(a)	473,176	1,381,674
Voyager Technologies, Inc., Class A *	59,845	2,012,587
VSE Corp.	133,363	27,830,191
Wabash National Corp.	192,329	2,594,518
Watts Water Technologies, Inc., Class A	130,517	47,736,593
Willis Lease Finance Corp.	45,741	2,475,960
WillScot Holdings Corp.	861,154	17,825,888
Worthington Enterprises, Inc.	148,072	8,505,256
X-Energy, Inc. *(a)	218,689	4,034,812
Xometry, Inc., Class A *	227,840	21,118,490
York Space Systems, Inc. *(a)	89,717	815,528
Zurn Elkay Water Solutions Corp., Class C	707,173	33,802,869
		2,653,646,132

Commercial & Professional Services 2.8%
ABM Industries, Inc.	278,036	12,964,819
ACCO Brands Corp.	426,679	1,826,186
ACV Auctions, Inc., Class A *	830,136	5,835,856
Alight, Inc., Class A	109,435	1,566,015
Amentum Holdings, Inc. *	730,387	14,600,436
Barrett Business Services, Inc.	115,782	3,982,901
BlackSky Technology, Inc. *	150,983	3,487,707
Brady Corp., Class A	208,206	18,873,874
BrightView Holdings, Inc. *	324,902	3,609,661
Brink's Co.	195,838	21,332,633
Casella Waste Systems, Inc., Class A *	297,293	27,425,279
CBIZ, Inc. *	228,410	12,446,061
Cimpress PLC *	69,586	6,200,808
Clarivate PLC *	2,019,481	4,139,936
Concentrix Corp.	204,163	6,145,306
Conduent, Inc. *	748,943	1,288,182
CoreCivic, Inc. *	469,453	15,595,229
CRA International, Inc.	30,539	5,329,056
Deluxe Corp.	215,666	4,981,885
Ennis, Inc.	120,521	2,571,918
Enviri Corp. *	132,088	2,942,921
ExlService Holdings, Inc. *	727,289	27,695,165
Exponent, Inc.	230,246	16,349,769
First Advantage Corp. *	431,896	9,078,454
Forrester Research, Inc. *	57,389	705,885
Franklin Covey Co. *	45,249	920,817
FTI Consulting, Inc. *	140,713	21,187,156
GEO Group, Inc. *	625,251	19,889,234
Healthcare Services Group, Inc. *	328,001	7,212,742
HNI Corp.	331,715	16,064,957
Huron Consulting Group, Inc. *	72,625	11,612,011
ICF International, Inc.	86,625	7,718,288
Innodata, Inc. *	155,673	8,783,071
Insperity, Inc.	172,035	9,178,067
Interface, Inc.	276,074	10,468,726
Kelly Services, Inc., Class A	149,937	2,578,916
Kforce, Inc.	74,194	4,272,091
Korn Ferry	247,031	21,133,502
Legalzoom.com, Inc. *	525,525	3,274,021
Liquidity Services, Inc. *	112,899	4,705,630
ManpowerGroup, Inc.	220,935	13,907,858
See financial notes

Schwab U.S. Equity ETFs | Annual Holdings and Financial Statements

Schwab U.S. Small-Cap ETF
Portfolio Holdings  as of August 31, 2026 (continued)

SECURITY	NUMBER OF SHARES	VALUE ($)
Maximus, Inc.	249,481	14,412,517
MillerKnoll, Inc.	326,638	7,378,752
MSA Safety, Inc.	172,279	32,176,549
Onterris, Inc. *	160,657	2,686,185
OPENLANE, Inc. *	537,822	19,146,463
Pitney Bowes, Inc.	593,291	10,163,075
Planet Labs PBC *	1,390,907	27,609,504
Resources Connection, Inc.	153,478	643,073
Robert Half, Inc.	477,819	21,664,314
Science Applications International Corp.	204,888	26,270,739
TaskUS, Inc., Class A	79,447	655,438
TIC Solutions, Inc. *	859,697	8,158,525
TriNet Group, Inc.	135,830	9,547,491
TrueBlue, Inc. *	145,133	1,522,445
TTEC Holdings, Inc. *	95,629	128,143
UL Solutions, Inc., Class A	370,569	27,614,802
UniFirst Corp.	69,240	19,151,784
Upwork, Inc. *	582,024	5,255,677
Verra Mobility Corp. *	717,519	3,178,609
Vestis Corp. *	531,822	6,653,093
Willdan Group, Inc. *	68,899	6,059,667
		643,959,874

Consumer Discretionary Distribution & Retail 2.6%
1-800-Flowers.com, Inc., Class A *	127,298	464,638
Abercrombie & Fitch Co., Class A *	213,076	30,486,914
Academy Sports & Outdoors, Inc.	306,355	13,161,011
Advance Auto Parts, Inc.	286,305	12,076,345
American Eagle Outfitters, Inc.	740,293	12,311,073
America's Car-Mart, Inc. *(a)	37,662	86,623
Arhaus, Inc.	255,576	2,226,067
Arko Corp.	375,744	1,713,393
Asbury Automotive Group, Inc. *	88,355	18,678,247
AutoNation, Inc. *	119,474	24,044,142
BARK, Inc. *(a)	29,071	309,025
Bob's Discount Furniture, Inc. *	92,031	1,548,882
Boot Barn Holdings, Inc. *	144,460	21,760,010
Buckle, Inc.	145,436	6,195,574
Build-A-Bear Workshop, Inc.	55,420	1,677,563
Caleres, Inc.	160,355	1,953,124
Camping World Holdings, Inc., Class A	295,520	1,909,059
Chewy, Inc., Class A *	1,140,284	27,138,759
Designer Brands, Inc., Class A	185,723	1,015,905
Dillard's, Inc., Class A	14,445	9,042,137
Enhanced Group, Inc. *(a)	318,861	513,366
Five Below, Inc. *	263,033	64,927,066
Gap, Inc.	1,060,850	23,667,564
Genesco, Inc. *	46,702	1,563,116
GigaCloud Technology, Inc., Class A *	124,910	6,061,882
Gold.com, Inc.	97,922	4,403,552
Group 1 Automotive, Inc.	55,856	15,055,426
Groupon, Inc. *(a)	127,299	2,441,595
Haverty Furniture Cos., Inc.	66,094	1,802,383
Kohl's Corp.	534,011	9,516,076
Lands' End, Inc. *	50,713	599,935
Macy's, Inc.	1,251,452	27,481,886
MarineMax, Inc. *	93,187	4,862,498
Monro, Inc.	141,381	1,761,607
National Vision Holdings, Inc. *	380,296	6,495,456
Neighborhood Intelligence, Inc. *	346,669	1,362,409
Ollie's Bargain Outlet Holdings, Inc. *	288,903	21,789,064
Outdoor Holding Co. *	505,614	1,092,126
Pattern Group, Inc., Class A *	138,584	2,872,846
Petco Health & Wellness Co., Inc. *	432,140	1,149,492
RealReal, Inc. *	476,961	4,884,081
SECURITY	NUMBER OF SHARES	VALUE ($)
Revolve Group, Inc. *	195,133	4,335,855
RH *	74,053	11,045,005
Sally Beauty Holdings, Inc. *	450,329	7,376,389
Savers Value Village, Inc. *	268,956	2,778,315
Shoe Station Group, Inc.	83,301	1,141,224
Signet Jewelers Ltd.	189,975	15,631,143
Sonic Automotive, Inc., Class A	61,954	4,872,682
Stitch Fix, Inc., Class A *	588,718	1,866,236
ThredUp, Inc., Class A *	479,763	1,290,562
Torrid Holdings, Inc. *(a)	99,869	219,712
Upbound Group, Inc.	252,461	4,620,036
Urban Outfitters, Inc. *	243,574	19,653,986
Valvoline, Inc. *	606,170	19,433,810
Victoria's Secret & Co. *	377,996	32,284,638
Warby Parker, Inc., Class A *	476,930	11,732,478
Wayfair, Inc., Class A *	528,371	52,451,389
Winmark Corp.	14,253	4,742,258
Zumiez, Inc. *	62,485	1,118,482
		588,696,117

Consumer Durables & Apparel 2.2%
Acushnet Holdings Corp.	130,816	11,301,194
Beazer Homes USA, Inc. *	117,412	3,895,730
Brunswick Corp.	308,735	23,432,987
Callaway Golf Co. *	649,951	10,210,730
Capri Holdings Ltd. *	568,324	7,530,293
Carter's, Inc.	175,243	5,676,121
Cavco Industries, Inc. *	36,839	20,597,790
Century Communities, Inc.	119,780	8,091,139
Champion Homes, Inc. *	263,216	23,497,292
Columbia Sportswear Co.	114,889	6,594,629
Crocs, Inc. *	236,650	28,487,927
Dream Finders Homes, Inc., Class A *	130,678	1,836,026
Ethan Allen Interiors, Inc.	109,866	2,598,331
Figs, Inc., Class A *	754,446	11,573,202
Funko, Inc., Class A *	194,790	1,308,989
G-III Apparel Group Ltd.	177,577	5,787,234
GoPro, Inc., Class A *	621,871	544,883
Green Brick Partners, Inc. *	144,023	10,401,341
Helen of Troy Ltd. *	108,956	3,279,576
Hovnanian Enterprises, Inc., Class A *	22,416	2,782,498
Installed Building Products, Inc.	106,982	25,978,439
Johnson Outdoors, Inc., Class A	28,306	1,273,770
KB Home	297,076	15,834,151
Kontoor Brands, Inc.	242,379	18,277,800
Latham Group, Inc. *	221,361	1,565,022
La-Z-Boy, Inc.	193,152	6,111,329
Legacy Housing Corp. *	42,603	1,198,422
Levi Strauss & Co., Class A	438,843	9,110,381
LGI Homes, Inc. *	97,920	5,477,645
M/I Homes, Inc. *	121,317	18,053,183
Malibu Boats, Inc., Class A *	95,171	2,565,810
Mattel, Inc. *	1,384,581	20,699,486
Meritage Homes Corp.	317,114	22,017,225
Movado Group, Inc.	73,891	2,492,343
Newell Brands, Inc.	2,028,957	12,680,981
Oxford Industries, Inc.	66,305	2,538,818
Peloton Interactive, Inc., Class A *	1,988,321	10,657,401
Polaris, Inc.	256,221	16,536,503
Purple Innovation, Inc. *	11,135	44,429
PVH Corp.	219,397	16,270,482
Smith & Wesson Brands, Inc.	209,318	2,662,525
Sonos, Inc. *	568,059	8,861,720
Steven Madden Ltd.	346,877	14,978,149
Sturm Ruger & Co., Inc.	76,628	2,909,565
Traeger, Inc. *(a)	6,371	357,095
Under Armour, Inc., Class A *	1,451,250	7,314,300
See financial notes
Schwab U.S. Equity ETFs | Annual Holdings and Financial Statements

Schwab U.S. Small-Cap ETF
Portfolio Holdings  as of August 31, 2026 (continued)

SECURITY	NUMBER OF SHARES	VALUE ($)
VF Corp.	1,560,428	20,972,152
Whirlpool Corp.	308,753	12,609,473
Wolverine World Wide, Inc.	391,192	7,718,218
YETI Holdings, Inc. *	359,216	14,745,817
		491,940,546

Consumer Services 3.1%
Accel Entertainment, Inc. *	269,510	3,137,096
Bally's Corp. *(a)	33,799	302,839
Biglari Holdings, Inc., Class B *	4,427	1,719,801
BJ's Restaurants, Inc. *	100,597	6,396,963
Black Rock Coffee Bar, Inc., Class A *	96,776	924,211
Bloomin' Brands, Inc. *	372,358	3,835,287
Boyd Gaming Corp.	261,301	20,274,345
Bright Horizons Family Solutions, Inc. *	249,420	18,501,976
Brinker International, Inc. *	203,799	46,568,072
Caesars Entertainment, Inc. *	966,934	28,717,940
Carriage Services, Inc.	74,493	2,506,689
Cheesecake Factory, Inc.	217,636	23,828,966
Chegg, Inc. *	454,073	383,692
Choice Hotels International, Inc.	96,670	9,991,811
Coursera, Inc. *	1,056,102	6,885,785
Covista, Inc. *	162,083	21,448,443
Cracker Barrel Old Country Store, Inc.	105,487	5,827,102
Dave & Buster's Entertainment, Inc. *	128,133	1,149,353
Dine Brands Global, Inc.	59,980	1,984,138
Driven Brands Holdings, Inc. *	279,779	3,474,855
Dutch Bros, Inc., Class A *	606,343	29,625,919
El Pollo Loco Holdings, Inc. *	123,898	1,891,922
First Watch Restaurant Group, Inc. *	225,218	2,855,764
Frontdoor, Inc. *	333,900	27,002,493
Global Business Travel Group I *	564,829	5,343,282
Graham Holdings Co., Class B	15,865	17,909,840
Grand Canyon Education, Inc. *	124,352	18,420,262
H&R Block, Inc.	602,043	31,095,521
Hilton Grand Vacations, Inc. *	285,166	12,093,890
Hyatt Hotels Corp., Class A	195,032	32,564,493
Jack in the Box, Inc. *	89,808	1,482,730
KinderCare Learning Cos., Inc. *	149,065	375,644
Krispy Kreme, Inc. *	446,897	1,528,388
Kura Sushi USA, Inc., Class A *	30,078	1,373,361
Laureate Education, Inc. *	605,871	22,738,339
Life Time Group Holdings, Inc. *	731,570	30,740,571
Lincoln Educational Services Corp. *	138,988	3,496,938
Lindblad Expeditions Holdings, Inc. *	216,921	5,761,422
Lucky Strike Entertainment Corp., Class C (a)	72,749	458,319
Marriott Vacations Worldwide Corp.	130,670	13,623,654
Matthews International Corp., Class A	149,480	3,104,700
McGraw Hill, Inc. *	116,798	1,533,558
Monarch Casino & Resort, Inc.	57,809	6,963,094
Navan, Inc., Class A *	181,567	5,276,337
OneSpaWorld Holdings Ltd.	482,424	11,978,588
Papa John's International, Inc. (a)	155,297	3,646,374
Penn Entertainment, Inc. *	603,850	10,090,334
Perdoceo Education Corp.	281,051	9,342,135
Phoenix Education Partners, Inc.	20,209	588,284
Planet Fitness, Inc., Class A *	376,887	19,447,369
Portillo's, Inc., Class A *	338,746	1,548,069
Pursuit Attractions & Hospitality, Inc. *	97,892	4,698,816
RCI Hospitality Holdings, Inc.	32,185	937,549
Red Rock Resorts, Inc., Class A	225,229	12,648,861
Rush Street Interactive, Inc. *	493,901	12,722,890
Sabre Corp. *	1,871,507	4,061,170
Serve Robotics, Inc. *(a)	296,684	1,444,851
Shake Shack, Inc., Class A *	192,084	13,232,667
SECURITY	NUMBER OF SHARES	VALUE ($)
Six Flags Entertainment Corp. *	484,207	7,287,315
Strategic Education, Inc.	106,843	8,850,874
Stride, Inc. *	198,709	17,226,083
Sweetgreen, Inc., Class A *	502,610	3,498,166
Target Hospitality Corp. *	151,592	2,807,484
Travel & Leisure Co.	296,865	20,412,437
United Parks & Resorts, Inc. *	113,573	4,544,056
Universal Technical Institute, Inc. *	241,469	5,102,240
Vail Resorts, Inc.	169,229	23,169,142
Venu Holding Corp. *	225,686	433,317
Wendy's Co.	747,023	6,200,291
Xponential Fitness, Inc., Class A *	153,908	838,799
		691,877,966

Consumer Staples Distribution & Retail 0.3%
Andersons, Inc.	159,682	10,358,571
Chefs' Warehouse, Inc. *	172,204	19,367,784
Grocery Outlet Holding Corp. *	475,834	5,686,216
Ingles Markets, Inc., Class A	64,132	5,245,997
Natural Grocers by Vitamin Cottage, Inc., Class C	49,891	1,365,517
PriceSmart, Inc.	120,483	20,483,315
United Natural Foods, Inc. *	288,443	12,651,110
Weis Markets, Inc.	44,601	3,168,901
Yesway, Inc., Class A *	68,282	1,700,905
		80,028,316

Energy 4.8%
Antero Midstream Corp.	1,580,760	35,440,639
Archrock, Inc.	834,807	26,313,117
Atlas Energy Solutions, Inc. *	364,567	4,775,828
BKV Corp. *	177,342	4,284,583
Bristow Group, Inc.	121,733	5,525,461
Cactus, Inc., Class A	330,278	23,225,149
California Resources Corp.	372,237	19,739,728
Calumet, Inc. *	306,986	15,266,414
Centrus Energy Corp., Class A *	89,997	15,425,486
Chord Energy Corp.	267,830	39,400,471
Clean Energy Fuels Corp. *	816,625	1,298,434
CNX Resources Corp. *	672,867	24,478,901
Comstock Resources, Inc. *	375,001	5,411,264
Core Laboratories, Inc.	218,991	2,722,058
Core Natural Resources, Inc.	240,233	24,575,836
Crescent Energy Co., Class A	1,166,363	15,967,509
CVR Energy, Inc.	142,870	5,980,538
Delek U.S. Holdings, Inc.	292,191	21,721,479
Diversified Energy Co.	272,891	4,063,347
DMC Global, Inc. *	84,473	597,224
Dorian LPG Ltd.	173,819	8,697,903
Excelerate Energy, Inc., Class A	113,164	4,483,558
Expro Ltd. *	481,449	8,723,856
Flowco Holdings, Inc., Class A	163,565	3,588,616
Granite Ridge Resources, Inc.	302,874	1,523,456
Green Plains, Inc. *	333,561	4,819,956
Gulfport Energy Corp. *	69,317	12,438,936
Helix Energy Solutions Group, Inc. *	656,123	6,758,067
Helmerich & Payne, Inc.	474,130	20,662,585
HighPeak Energy, Inc.	113,859	932,505
Innovex International, Inc. *	183,720	5,634,692
International Seaways, Inc.	192,486	18,986,819
Kinetik Holdings, Inc.	248,107	13,603,707
Kodiak Gas Services, Inc.	464,757	27,313,769
Kosmos Energy Ltd. *	2,841,486	8,126,650
Liberty Energy, Inc.	773,381	15,243,340
Magnolia Oil & Gas Corp., Class A	1,094,619	29,390,520
Matador Resources Co.	554,313	32,155,697
See financial notes

Schwab U.S. Equity ETFs | Annual Holdings and Financial Statements

Schwab U.S. Small-Cap ETF
Portfolio Holdings  as of August 31, 2026 (continued)

SECURITY	NUMBER OF SHARES	VALUE ($)
Murphy Oil Corp.	640,803	23,338,045
Nabors Industries Ltd. *	69,788	6,534,948
National Energy Services Reunited Corp. *	284,142	9,976,226
New Fortress Energy, Inc. *	559,342	162,209
NextDecade Corp. *	679,364	5,122,405
Noble Corp. PLC	599,520	27,476,002
Northern Oil & Gas, Inc.	495,578	12,889,984
NOV, Inc.	1,706,811	36,338,006
Oceaneering International, Inc. *	474,523	24,561,310
Par Pacific Holdings, Inc. *	237,784	19,003,697
Patterson-UTI Energy, Inc.	1,647,439	20,823,629
PBF Energy, Inc., Class A	399,439	29,155,053
Peabody Energy Corp.	578,673	17,180,801
ProFrac Holding Corp., Class A *	113,671	579,722
ProPetro Holding Corp. *	462,374	5,252,569
REX American Resources Corp. *	134,012	5,505,213
Riley Exploration Permian, Inc.	47,379	1,849,202
RPC, Inc.	433,096	2,828,117
Sable Offshore Corp. *(a)	618,084	2,985,346
SandRidge Energy, Inc.	149,805	2,115,247
Seadrill Ltd. *	298,596	14,547,597
Select Water Solutions, Inc.	562,504	10,968,828
SM Energy Co.	1,083,456	40,282,894
Solaris Energy Infrastructure, Inc.	260,416	13,221,320
Talos Energy, Inc. *	590,905	10,199,020
TETRA Technologies, Inc. *	644,557	4,447,443
Tidewater, Inc. *	219,377	20,428,386
Transocean Ltd. *	4,781,693	27,781,636
Uranium Energy Corp. *	2,333,996	28,568,111
VAALCO Energy, Inc.	492,086	2,922,991
Valaris Ltd. *	306,483	26,470,937
Venture Global, Inc., Class A	2,454,206	35,929,576
Viper Energy, Inc., Class A	922,996	41,340,991
Vitesse Energy, Inc. (a)	142,401	2,490,594
Weatherford International PLC	345,415	33,771,225
World Kinect Corp.	244,540	8,742,305
		1,095,089,683

Equity Real Estate Investment Trusts (REITs) 5.1%
Acadia Realty Trust	633,919	12,976,322
Agree Realty Corp.	570,220	41,198,395
AH Realty Trust, Inc.	358,845	2,325,316
Alexander's, Inc.	10,399	2,824,992
American Assets Trust, Inc.	226,052	5,077,128
American Healthcare REIT, Inc.	917,476	50,653,850
Americold Realty Trust, Inc.	1,359,212	20,320,219
Apple Hospitality REIT, Inc.	1,047,214	16,703,063
Blackstone Digital Infrastructure Trust, Inc. *	414,677	8,318,421
Brandywine Realty Trust	824,019	2,488,537
Brixmor Property Group, Inc.	1,458,973	42,149,730
Broadstone Net Lease, Inc.	910,291	18,988,670
CareTrust REIT, Inc.	1,122,703	43,729,282
CBL & Associates Properties, Inc.	75,591	4,134,072
Centerspace	79,275	4,161,145
Chatham Lodging Trust	220,727	2,876,073
Community Healthcare Trust, Inc.	120,809	1,777,100
COPT Defense Properties	537,132	19,336,752
Cousins Properties, Inc.	782,033	22,671,137
Curbline Properties Corp.	460,192	13,727,527
DiamondRock Hospitality Co.	976,297	12,018,216
Diversified Healthcare Trust	1,038,166	7,858,917
Douglas Emmett, Inc.	797,266	9,216,395
Easterly Government Properties, Inc.	208,787	5,121,545
Empire State Realty Trust, Inc., Class A	662,741	3,002,217
SECURITY	NUMBER OF SHARES	VALUE ($)
EPR Properties	363,914	21,365,391
Essential Properties Realty Trust, Inc.	1,028,705	30,861,150
First Industrial Realty Trust, Inc.	629,906	38,978,583
Four Corners Property Trust, Inc.	519,823	12,933,196
Franklin Street Properties Corp., Class C	394,079	159,523
Getty Realty Corp.	264,735	8,582,709
Gladstone Commercial Corp.	229,543	2,977,173
Global Net Lease, Inc.	992,697	9,112,958
Healthcare Realty Trust, Inc.	1,647,264	31,363,906
Highwoods Properties, Inc.	522,768	15,996,701
Hudson Pacific Properties, Inc. *	255,425	3,210,692
Independence Realty Trust, Inc.	1,121,092	18,139,268
Industrial Logistics Properties Trust	283,323	2,338,831
Innovative Industrial Properties, Inc.	137,252	7,812,384
InvenTrust Properties Corp.	369,193	11,928,626
Janus Living, Inc., Class A-1	401,152	11,934,272
JBG SMITH Properties	277,855	3,348,153
Kilroy Realty Corp.	509,672	18,501,094
Kite Realty Group Trust	963,670	24,862,686
LTC Properties, Inc.	242,931	9,794,978
LXP Industrial Trust	279,556	16,971,845
Macerich Co.	1,348,064	31,841,272
Medical Properties Trust, Inc.	2,332,829	9,261,331
Millrose Properties, Inc.	734,303	22,337,497
National Health Investors, Inc.	231,326	16,449,592
National Healthcare Properties, Inc.	201,201	3,231,288
NETSTREIT Corp. (a)	460,583	9,377,470
NexPoint Diversified Real Estate Trust	205,153	1,089,362
NexPoint Residential Trust, Inc.	103,722	2,459,249
One Liberty Properties, Inc.	76,405	1,828,372
Orion Properties, Inc.	258,470	736,639
Outfront Media, Inc.	728,145	21,392,900
Park Hotels & Resorts, Inc.	958,499	14,665,035
Pebblebrook Hotel Trust	539,791	9,781,013
Phillips Edison & Co., Inc.	598,412	23,128,624
Piedmont Realty Trust, Inc., Class A *	598,726	5,729,808
Rayonier, Inc.	1,318,638	27,032,079
RLJ Lodging Trust	715,944	7,904,022
Ryman Hospitality Properties, Inc.	324,066	41,078,606
Sabra Health Care REIT, Inc.	1,198,533	24,438,088
Safehold, Inc.	216,712	3,281,020
Saul Centers, Inc.	58,597	1,910,848
Service Properties Trust (b)	597,461	4,660,196
SITE Centers Corp.	249,028	734,633
SL Green Realty Corp.	339,256	18,991,551
Smartstop Self Storage REIT, Inc.	262,935	8,537,499
STAG Industrial, Inc.	908,818	33,853,470
Summit Hotel Properties, Inc.	497,877	2,912,580
Sunstone Hotel Investors, Inc.	886,945	9,907,176
Tanger, Inc.	546,415	20,605,310
Terreno Realty Corp.	505,292	33,455,383
UMH Properties, Inc.	383,125	6,302,406
Universal Health Realty Income Trust	60,586	2,482,814
Urban Edge Properties	598,092	12,655,627
Vornado Realty Trust	752,552	28,130,394
Xenia Hotels & Resorts, Inc.	439,910	8,248,312
		1,145,260,606

Financial Services 5.8%
Acadian Asset Management, Inc.	125,449	11,817,296
Adamas Trust, Inc.	396,153	3,858,530
Affiliated Managers Group, Inc.	125,461	46,193,486
AI Financial Corp. *	595,217	327,369
Alerus Financial Corp.	120,465	3,963,298
AlTi Global, Inc. *	210,516	821,012
Arbor Realty Trust, Inc. (a)	906,702	4,542,577
See financial notes
Schwab U.S. Equity ETFs | Annual Holdings and Financial Statements

Schwab U.S. Small-Cap ETF
Portfolio Holdings  as of August 31, 2026 (continued)

SECURITY	NUMBER OF SHARES	VALUE ($)
ARMOUR Residential REIT, Inc.	590,092	9,571,292
Artisan Partners Asset Management, Inc., Class A	336,495	14,324,592
Atlanticus Holdings Corp. *	26,533	2,400,440
BGC Group, Inc., Class A	1,761,420	21,154,654
Bitgo Holdings, Inc., Class A *	54,858	390,589
Blackstone Mortgage Trust, Inc., Class A	741,633	10,308,699
BRC Group Holdings, Inc. *(a)	113,538	785,683
Bread Financial Holdings, Inc.	192,541	20,114,758
BrightSpire Capital, Inc.	611,847	2,906,273
Cannae Holdings, Inc.	186,412	2,908,027
Cass Information Systems, Inc.	53,759	3,016,417
Chime Financial, Inc., Class A *	167,799	5,555,825
Chimera Investment Corp.	396,538	4,544,325
Claros Mortgage Trust, Inc. *	611,986	973,058
Cohen & Steers, Inc.	131,764	10,629,402
Credit Acceptance Corp. *	27,797	16,670,973
Dave, Inc. *	49,217	17,694,496
DigitalBridge Group, Inc.	788,359	12,542,792
Donnelley Financial Solutions, Inc. *	117,930	5,696,019
Dynex Capital, Inc.	1,019,076	13,135,890
Ellington Financial, Inc.	593,585	7,942,167
Enact Holdings, Inc.	133,651	6,441,978
Encore Capital Group, Inc. *	102,366	9,930,526
Enova International, Inc. *	118,216	26,801,931
Essent Group Ltd.	437,532	29,559,662
Euronet Worldwide, Inc. *	168,140	11,687,411
EVERTEC, Inc.	294,242	8,718,390
EZCORP, Inc., Class A *	279,735	9,041,035
Federal Agricultural Mortgage Corp., Class C	46,283	10,177,632
Federated Hermes, Inc.	344,790	21,945,883
Figure Technology Solutions, Inc., Class A *	154,919	5,683,978
FirstCash Holdings, Inc.	183,490	39,353,100
Flywire Corp. *	524,949	9,916,287
Franklin BSP Realty Trust, Inc.	362,802	3,036,653
Galaxy Digital, Inc., Class A *	913,816	22,479,874
GCM Grosvenor, Inc., Class A	284,597	3,924,593
Gemini Space Station, Inc., Class A *(a)	95,830	431,235
Granite Point Mortgage Trust, Inc.	262,936	278,712
Green Dot Corp., Class A *	245,635	3,264,489
HA Sustainable Infrastructure Capital, Inc.	607,692	24,034,219
Hamilton Lane, Inc., Class A	193,890	21,099,110
Happen, Inc. *	549,235	9,655,551
Innventure, Inc. *(a)	245,529	316,732
International Money Express, Inc. *	140,229	2,029,114
Invesco Mortgage Capital, Inc. (a)	450,780	3,295,202
Jackson Financial, Inc., Class A	331,513	44,233,780
Jefferson Capital, Inc.	80,633	1,677,973
KKR Real Estate Finance Trust, Inc.	253,968	1,935,236
Ladder Capital Corp.	521,182	5,107,584
Lazard, Inc., Class A	531,576	22,980,030
LendingTree, Inc. *	53,094	1,488,756
Marqeta, Inc., Class A *	439,678	7,219,505
Merchants Bancorp	139,459	7,341,122
MFA Financial, Inc.	481,291	4,244,987
MGIC Investment Corp.	1,004,119	30,776,247
Miami International Holdings, Inc. *	154,672	6,630,789
Moelis & Co., Class A	353,252	24,045,864
Navient Corp.	305,449	2,904,820
NCR Atleos Corp. *	349,999	16,071,954
Nelnet, Inc., Class A	66,417	8,320,058
NerdWallet, Inc., Class A *	135,940	1,343,087
NewtekOne, Inc.	127,797	1,506,727
SECURITY	NUMBER OF SHARES	VALUE ($)
NMI Holdings, Inc., Class A *	360,589	15,992,122
OneMain Holdings, Inc.	549,781	34,339,321
Oppenheimer Holdings, Inc., Class A	29,570	3,512,620
Orchid Island Capital, Inc. (a)	958,630	6,317,372
Paymentus Holdings, Inc., Class A *	273,076	9,721,506
Payoneer Global, Inc. *	1,293,056	9,193,628
PennyMac Financial Services, Inc.	138,356	10,115,207
PennyMac Mortgage Investment Trust	410,028	3,821,461
Perella Weinberg Partners, Class A	334,680	5,565,728
Piper Sandler Cos.	321,462	24,128,938
PJT Partners, Inc., Class A	122,924	22,174,260
PRA Group, Inc. *	183,613	3,455,597
Priority Technology Holdings, Inc. *	127,547	677,275
PROG Holdings, Inc.	191,176	7,289,541
Radian Group, Inc.	632,123	22,667,931
Ready Capital Corp.	725,227	1,283,652
Redwood Trust, Inc.	605,642	2,798,066
Remitly Global, Inc. *	821,580	21,969,049
Repay Holdings Corp. *	318,278	1,142,618
Ridgepost Capital, Inc., Class A	295,625	2,542,375
Rithm Capital Corp.	2,651,558	26,595,127
Rocket Cos., Inc., Class A *	4,663,420	62,536,462
Sezzle, Inc. *	80,000	9,644,000
SHARPLINK, Inc. *	940,570	8,117,119
Shift4 Payments, Inc., Class A *	278,825	11,788,721
SLM Corp.	896,958	23,293,999
StepStone Group, Inc., Class A	350,129	18,297,742
StoneX Group, Inc. *	503,767	34,497,964
Sui Group Holdings Ltd. *	156,655	153,522
TPG RE Finance Trust, Inc.	368,059	2,845,096
TPG, Inc.	642,878	34,792,557
Twenty One Capital, Inc., Class A *(a)	1,644,220	10,062,626
Upstart Holdings, Inc. *	400,871	11,496,980
UWM Holdings Corp. (a)	1,501,379	2,177,000
Velocity Financial, Inc. *	45,249	812,220
Victory Capital Holdings, Inc., Class A	220,207	25,986,628
Virtu Financial, Inc., Class A	389,293	25,553,193
Virtus Investment Partners, Inc.	30,030	4,969,965
Walker & Dunlop, Inc.	163,856	6,641,084
Waterstone Financial, Inc.	70,465	1,476,946
Wealthfront Corp. *	169,267	1,558,949
Western Union Co.	1,482,233	10,612,788
WEX, Inc. *	164,892	31,425,117
WisdomTree, Inc.	598,118	14,390,719
World Acceptance Corp. *	12,904	2,371,884
		1,316,528,430

Food, Beverage & Tobacco 1.0%
B&G Foods, Inc.	379,708	1,317,587
Beyond Meat, Inc. *(a)	80,747	1,073,935
Boston Beer Co., Inc., Class A *	35,890	6,381,601
BRC, Inc., Class A *(a)	44,995	361,760
Cal-Maine Foods, Inc.	212,355	16,759,057
Darling Ingredients, Inc. *	755,833	50,089,053
Del Monte Corp.	157,011	4,974,109
Flowers Foods, Inc.	1,002,587	6,937,902
Freshpet, Inc. *	233,452	16,308,957
Hain Celestial Group, Inc. *	437,934	326,436
Ingredion, Inc.	299,906	31,028,275
J&J Snack Foods Corp.	71,973	6,346,579
John B Sanfilippo & Son, Inc.	43,398	3,197,999
Marzetti Co.	96,613	10,883,454
MGP Ingredients, Inc.	65,048	1,080,447
Mission Produce, Inc. *	285,674	3,633,773
National Beverage Corp.	110,290	3,488,473
Once Upon a Farm PBC *	51,051	884,203
Post Holdings, Inc. *	190,449	15,875,829
See financial notes

Schwab U.S. Equity ETFs | Annual Holdings and Financial Statements

Schwab U.S. Small-Cap ETF
Portfolio Holdings  as of August 31, 2026 (continued)

SECURITY	NUMBER OF SHARES	VALUE ($)
Seaboard Corp.	1,229	4,805,697
Seneca Foods Corp., Class A *	24,722	4,902,125
Simply Good Foods Co. *	391,950	4,487,828
Tootsie Roll Industries, Inc.	95,676	3,909,321
Turning Point Brands, Inc.	92,157	7,461,952
Universal Corp.	118,708	5,401,214
Utz Brands, Inc.	380,205	5,398,911
Vita Coco Co., Inc. *	208,402	12,236,323
Vital Farms, Inc. *	167,580	1,789,754
Westrock Coffee Co. *(a)	177,311	1,381,253
		232,723,807

Health Care Equipment & Services 5.0%
Acadia Healthcare Co., Inc. *	436,591	12,032,448
Accendra Health, Inc. *	349,113	422,427
AdaptHealth Corp. *	507,881	2,839,055
Addus HomeCare Corp. *	86,835	9,957,369
agilon health, Inc. *	59,155	5,199,133
AirSculpt Technologies, Inc. *	116,446	293,444
Alignment Healthcare, Inc. *	784,479	10,512,019
Alphatec Holdings, Inc. *	558,037	5,228,807
AMN Healthcare Services, Inc. *	184,811	6,335,321
AngioDynamics, Inc. *	200,018	3,226,290
Ardent Health, Inc. *	114,233	1,236,001
Artivion, Inc. *	203,722	5,498,457
Astrana Health, Inc. *	202,938	7,733,967
AtriCure, Inc. *	241,983	11,699,878
Aveanna Healthcare Holdings, Inc. *	424,159	5,692,214
Axogen, Inc. *	253,396	12,862,381
Beta Bionics, Inc. *	193,669	3,863,697
Billiontoone, Inc., Class A *	22,025	1,997,007
Bioventus, Inc., Class A *	224,264	3,061,204
BrightSpring Health Services, Inc. *	753,076	43,979,638
Brookdale Senior Living, Inc. *	1,132,179	13,348,390
Butterfly Network, Inc. *	1,023,957	8,079,021
Castle Biosciences, Inc. *	142,894	4,719,789
Ceribell, Inc. *	102,736	2,463,609
Certara, Inc. *	548,931	4,550,638
Cerus Corp. *	954,587	2,520,110
Claritev Corp. *	35,906	1,430,136
Clover Health Investments Corp. *	1,936,650	8,037,098
Community Health Systems, Inc. *	541,656	1,581,636
Concentra Group Holdings Parent, Inc.	567,894	19,160,744
CONMED Corp.	144,267	7,191,710
CorVel Corp. *	148,687	10,241,561
Definitive Healthcare Corp. *	199,723	189,737
Dentsply Sirona, Inc.	951,817	10,631,796
DocGo, Inc. *	432,476	164,773
Doximity, Inc., Class A *	634,338	16,943,168
Embecta Corp.	276,857	1,423,045
Enovis Corp. *	274,960	6,761,266
Ensign Group, Inc.	275,649	47,483,297
Envista Holdings Corp. *	774,756	21,026,878
Evolent Health, Inc., Class A *	526,091	2,367,410
Fulgent Genetics, Inc. *	88,251	1,709,422
GeneDx Holdings Corp. *	103,989	8,819,307
Glaukos Corp. *	279,063	50,108,552
Globus Medical, Inc., Class A *	539,377	43,889,106
GMR Solutions, Inc., Class A *	145,864	1,772,248
GoodRx Holdings, Inc., Class A *	450,781	1,573,226
Guardant Health, Inc. *	630,269	100,225,376
Haemonetics Corp. *	221,485	22,828,459
Health Catalyst, Inc. *	343,885	563,971
HealthEquity, Inc. *	401,425	38,753,569
HealthStream, Inc.	112,184	3,258,945
HeartFlow, Inc. *	86,550	4,361,255
SECURITY	NUMBER OF SHARES	VALUE ($)
Hims & Hers Health, Inc. *	1,008,573	29,833,589
Hinge Health, Inc., Class A *	150,548	13,934,723
ICU Medical, Inc. *	118,782	20,543,347
Innovage Holding Corp. *	104,731	1,131,095
Inspire Medical Systems, Inc. *	124,451	7,839,168
Integer Holdings Corp. *	161,130	20,181,532
Integra LifeSciences Holdings Corp. *	317,080	5,364,994
iRadimed Corp.	38,282	3,306,799
IRhythm Holdings, Inc. *	155,890	18,541,557
Kestra Medical Technologies Ltd. *	90,864	2,339,748
Lantheus Holdings, Inc. *	309,914	31,288,917
LeMaitre Vascular, Inc.	99,692	8,003,274
LifeStance Health Group, Inc. *	1,092,946	13,508,813
LivaNova PLC *	261,487	20,869,277
Lumexa Imaging Holdings, Inc. *	115,800	1,351,386
Merit Medical Systems, Inc. *	283,925	25,740,640
MiniMed Group, Inc. *	131,021	2,654,485
Mobia Medical, Inc. *(a)	46,604	520,101
Nakamoto, Inc. *	50,858	380,926
National HealthCare Corp.	59,408	12,863,614
Neogen Corp. *	1,036,488	11,981,801
NeoGenomics, Inc. *	621,177	11,125,280
Novocure Ltd. *	503,104	8,879,786
NRC Health	64,079	1,341,814
Omada Health, Inc. *	38,046	934,029
OmniAb, Inc., Class A *(c)	25,234	0
OmniAb, Inc., Class B *(c)	25,234	0
Omnicell, Inc. *	216,245	7,603,174
OPKO Health, Inc. *	2,021,612	2,971,770
Option Care Health, Inc. *	744,822	17,466,076
OraSure Technologies, Inc. *	336,081	1,206,531
Orchestra BioMed Holdings, Inc. *	200,733	1,011,694
Orthofix Medical, Inc. *	196,455	1,844,712
OrthoPediatrics Corp. *	79,700	1,857,807
PACS Group, Inc. *	210,443	8,903,843
Pediatrix Medical Group, Inc. *	382,144	10,023,637
Pennant Group, Inc. *	166,335	6,114,475
Phreesia, Inc. *	276,626	3,377,603
Privia Health Group, Inc. *	562,057	11,516,548
Procept Biorobotics Corp. *	273,573	5,799,748
Progyny, Inc. *	346,739	8,873,051
Pulse Biosciences, Inc. *(a)	90,013	4,530,354
QuidelOrtho Corp. *	320,885	4,630,371
RadNet, Inc. *	335,819	25,461,797
RxSight, Inc. *	172,386	1,263,589
Schrodinger, Inc. *	272,084	5,305,638
Senseonics Holdings, Inc. *	225,692	2,083,137
SI-BONE, Inc. *	188,416	3,583,672
Sight Sciences, Inc. *	162,049	1,377,417
Simulations Plus, Inc. *	80,747	1,485,745
STAAR Surgical Co. *	234,372	5,294,463
Surgery Partners, Inc. *	362,812	5,039,459
Tandem Diabetes Care, Inc. *	325,404	7,162,142
Teladoc Health, Inc. *	862,465	5,468,028
Teleflex, Inc.	210,264	29,868,001
TransMedics Group, Inc. *	164,790	13,985,727
Treace Medical Concepts, Inc. *	227,821	1,070,759
U.S. Physical Therapy, Inc.	71,966	5,594,637
UFP Technologies, Inc. *	36,752	10,950,258
Varex Imaging Corp. *	202,317	3,740,841
Waystar Holding Corp. *	548,678	14,364,390
		1,137,141,794

Household & Personal Products 0.5%
BellRing Brands, Inc. *	554,496	5,971,922
Central Garden & Pet Co. *	38,731	1,664,658
Central Garden & Pet Co., Class A *	242,715	9,031,425
See financial notes
Schwab U.S. Equity ETFs | Annual Holdings and Financial Statements

Schwab U.S. Small-Cap ETF
Portfolio Holdings  as of August 31, 2026 (continued)

SECURITY	NUMBER OF SHARES	VALUE ($)
Coty, Inc., Class A *	1,753,845	4,998,458
Edgewell Personal Care Co.	220,837	6,342,439
elf Beauty, Inc. *	281,066	30,650,247
Energizer Holdings, Inc.	287,785	6,267,957
Herbalife Ltd. *	493,022	5,418,312
Interparfums, Inc.	86,525	10,160,631
Medifast, Inc. *	50,566	613,871
Niagen Bioscience, Inc. *	263,650	825,225
Nu Skin Enterprises, Inc., Class A	234,077	1,097,821
Oil-Dri Corp. of America	48,334	4,349,093
Reynolds Consumer Products, Inc.	262,466	6,076,088
SkinHealth Systems, Inc. *	406,969	275,152
Spectrum Brands Holdings, Inc.	110,530	9,539,844
USANA Health Sciences, Inc. *	51,404	733,021
WD-40 Co.	63,905	13,685,256
		117,701,420

Insurance 2.6%
Abacus Global Management, Inc.	151,625	1,455,600
American Integrity Insurance Group, Inc.	33,031	858,806
AMERISAFE, Inc.	89,697	2,335,710
Assured Guaranty Ltd.	197,220	14,732,334
Ategrity Specialty Holdings LLC *	31,403	824,957
Axis Capital Holdings Ltd.	351,175	34,689,067
Baldwin Insurance Group, Inc., Class A *	378,562	11,678,638
Bowhead Specialty Holdings, Inc. *	80,127	2,685,857
Brighthouse Financial, Inc. *	271,058	14,371,495
CNO Financial Group, Inc.	443,682	24,309,337
Donegal Group, Inc., Class A	89,263	1,706,709
Employers Holdings, Inc.	85,876	4,215,653
F&G Annuities & Life, Inc.	178,673	4,252,417
First American Financial Corp.	484,451	35,810,618
Genworth Financial, Inc., Class A *	1,816,357	18,054,589
Goosehead Insurance, Inc., Class A *	113,446	7,788,068
Hagerty, Inc., Class A *	181,239	2,410,479
Hanover Insurance Group, Inc.	166,638	37,678,518
HCI Group, Inc.	50,406	9,361,906
Heritage Insurance Holdings, Inc. *	105,612	3,550,675
Hippo Holdings, Inc. *	102,905	3,382,487
Horace Mann Educators Corp.	191,768	9,759,074
James River Group Holdings, Inc.	216,837	869,516
Kemper Corp.	281,947	7,945,266
Lemonade, Inc. *	311,400	16,264,422
Lincoln National Corp.	809,357	34,470,515
MBIA, Inc. *	208,102	1,005,133
Mercury General Corp.	126,249	12,872,348
Neptune Insurance Holdings, Inc., Class A *	129,079	4,299,621
Octave Specialty Group, Inc. *	206,076	898,491
Oscar Health, Inc., Class A *	1,047,820	31,392,687
Palomar Holdings, Inc.	125,713	16,665,772
Porch Group, Inc. *	483,315	8,211,522
Primerica, Inc.	148,121	42,607,006
RLI Corp.	436,479	27,703,322
Root, Inc., Class A *	66,145	3,670,386
Ryan Specialty Holdings, Inc.	541,550	22,842,579
Safety Insurance Group, Inc.	70,314	7,294,374
Selective Insurance Group, Inc.	284,128	25,938,045
Selectquote, Inc. *	671,008	375,764
SiriusPoint Ltd. *	497,225	12,027,873
Skyward Specialty Insurance Group, Inc. *	179,575	10,309,401
Slide Insurance Holdings, Inc.	102,512	2,383,404
Stewart Information Services Corp.	144,112	9,893,289
Tiptree, Inc.	110,394	2,044,497
SECURITY	NUMBER OF SHARES	VALUE ($)
Trupanion, Inc. *	162,827	4,746,407
United Fire Group, Inc.	104,256	5,616,271
Universal Insurance Holdings, Inc.	118,421	5,089,735
White Mountains Insurance Group Ltd.	11,614	24,412,744
		587,763,384

Materials 4.2%
AdvanSix, Inc.	126,045	2,118,816
Alpha Metallurgical Resources, Inc. *	50,885	11,993,595
Ashland, Inc.	217,369	15,939,669
ASP Isotopes, Inc. *(a)	516,869	2,077,813
Aspen Aerogels, Inc. *	328,414	1,619,081
Avient Corp.	437,328	19,268,672
Balchem Corp.	152,714	26,860,865
Cabot Corp.	245,506	20,305,801
Celanese Corp.	521,667	23,725,415
Century Aluminum Co. *	268,047	12,268,511
Chemours Co.	714,916	11,124,093
Clearwater Paper Corp. *	76,627	1,608,401
Cleveland-Cliffs, Inc. *	2,710,643	31,307,927
Coeur Mining, Inc.	4,918,995	102,216,716
Commercial Metals Co.	527,276	35,575,312
Compass Minerals International, Inc. *	164,061	4,078,556
Eagle Materials, Inc.	149,724	29,085,384
Ecovyst, Inc. *	516,165	5,249,398
Element Solutions, Inc.	1,088,193	38,674,379
FMC Corp.	591,191	6,816,432
Graphic Packaging Holding Co.	1,402,958	15,713,130
Greif, Inc., Class A	144,711	11,974,835
Hawkins, Inc.	99,111	11,920,080
HB Fuller Co.	258,520	14,205,674
Hecla Mining Co.	3,188,940	63,364,238
Huntsman Corp.	782,189	7,493,371
Ingevity Corp. *	165,360	11,457,794
Innospec, Inc.	117,363	11,015,691
Ivanhoe Electric, Inc. *	561,539	6,210,621
Kaiser Aluminum Corp.	77,097	12,241,462
Knife River Corp. *	270,133	16,937,339
Koppers Holdings, Inc.	92,318	4,234,627
Kronos Worldwide, Inc.	108,646	958,258
LSB Industries, Inc. *	254,132	2,711,588
Materion Corp.	98,924	23,353,978
Mativ Holdings, Inc.	259,522	3,085,717
McEwen, Inc. *	239,595	4,830,235
Mercer International, Inc. *(a)	217,230	84,763
Metallus, Inc. *	169,453	3,307,723
Minerals Technologies, Inc.	147,512	10,461,551
Myers Industries, Inc.	179,863	5,771,804
NewMarket Corp.	36,312	32,597,282
O-I Glass, Inc. *	727,827	5,291,302
Olin Corp.	540,212	9,399,689
Orion SA	266,388	1,662,261
Perimeter Solutions, Inc. *	736,689	22,469,015
PureCycle Technologies, Inc. *(a)	687,046	4,486,410
Quaker Chemical Corp.	65,147	10,801,373
Ramaco Resources, Inc., Class A *	207,278	2,951,639
Ranpak Holdings Corp. *	197,976	940,386
Rare Earths Americas, Inc. *(a)	15,235	214,204
Ryerson Holding Corp.	213,179	5,342,266
Scotts Miracle-Gro Co.	214,089	12,802,522
Sensient Technologies Corp.	202,430	27,315,904
Silgan Holdings, Inc.	418,052	17,365,880
Solstice Advanced Materials, Inc.	754,483	47,826,677
Sonoco Products Co.	469,510	25,893,476
Stepan Co.	101,896	6,379,709
SunCoke Energy, Inc.	401,720	4,149,768
See financial notes

Schwab U.S. Equity ETFs | Annual Holdings and Financial Statements

Schwab U.S. Small-Cap ETF
Portfolio Holdings  as of August 31, 2026 (continued)

SECURITY	NUMBER OF SHARES	VALUE ($)
Suncrete, Inc., Class A *(a)	195,966	3,360,817
Sylvamo Corp.	158,955	5,709,664
TriMas Corp.	136,258	5,284,085
Tronox Holdings PLC	564,165	2,984,433
U.S. Lime & Minerals, Inc.	50,222	5,932,725
USA Rare Earth, Inc. *	836,707	14,910,119
Valhi, Inc.	10,863	203,029
Warrior Met Coal, Inc.	251,189	27,188,697
Worthington Steel, Inc.	155,193	5,346,399
		952,059,046

Media & Entertainment 2.2%
Advantage Solutions, Inc. *	20,168	664,939
AMC Entertainment Holdings, Inc., Class A *	3,595,709	9,492,672
AMC Global Media, Inc., Class A *	159,759	2,011,366
Angel Studios, Inc. *	451,038	1,898,870
Angi, Inc. *	157,010	730,096
Atlanta Braves Holdings, Inc., Class C *	278,376	13,801,882
Bumble, Inc., Class A *	430,065	1,178,378
Cable One, Inc. *	21,981	601,840
Cargurus, Inc. *	361,249	12,882,139
Cars.com, Inc. *	244,946	2,865,868
Cinemark Holdings, Inc.	488,166	17,383,591
Clear Channel Outdoor Holdings, Inc. *	1,531,144	3,628,811
DoubleVerify Holdings, Inc. *	609,879	8,172,379
EchoStar Corp., Class A *	648,715	56,074,925
EverQuote, Inc., Class A *	128,974	3,281,099
EW Scripps Co., Class A *	322,296	1,066,800
fuboTV, Inc., Class A *(a)	142,229	1,497,671
Getty Images Holdings, Inc. *(a)	176,978	43,023
Gray Media, Inc.	407,143	1,986,858
Grindr, Inc. *	205,927	3,187,750
Ibotta, Inc., Class A *	54,307	2,020,763
iHeartMedia, Inc., Class A *	570,355	1,551,366
John Wiley & Sons, Inc., Class A	190,407	9,975,423
Liberty Live Holdings, Inc., Class C *	332,648	34,435,721
Lionsgate Studios Corp. *	1,087,632	12,322,871
Madison Square Garden Entertainment Corp. *	191,837	14,903,817
Madison Square Garden Sports Corp. *	85,580	32,925,193
Magnite, Inc. *	680,748	15,990,771
MediaAlpha, Inc., Class A *	151,383	1,910,453
MNTN, Inc., Class A *	85,831	1,128,678
National CineMedia, Inc.	444,694	1,120,629
New York Times Co., Class A	766,509	51,563,060
Nexstar Media Group, Inc.	136,323	24,828,508
Nextdoor Holdings, Inc. *	1,135,351	2,554,540
NIQ Global Intelligence PLC *	236,578	4,509,177
Optimum Communications, Inc., Class A *(a)	743,126	722,764
People, Inc. *	296,412	11,346,651
Playtika Holding Corp.	285,405	647,869
PubMatic, Inc., Class A *	167,256	2,781,467
QuinStreet, Inc. *	276,454	5,374,266
RUM Group, Inc. *(a)	533,084	4,776,433
Scholastic Corp.	77,329	2,969,434
Shutterstock, Inc.	113,552	629,078
Sinclair, Inc.	196,186	2,766,223
Sphere Entertainment Co. *	127,925	17,436,177
Stagwell, Inc. *	502,124	4,358,436
Stubhub Holdings, Inc., Class A *	296,955	1,894,573
TechTarget, Inc. *(a)	135,605	524,791
TripAdvisor, Inc. *	550,679	5,242,464
SECURITY	NUMBER OF SHARES	VALUE ($)
Trump Media & Technology Group Corp. *	765,366	7,477,626
USA TODAY Co., Inc. *	600,235	3,775,478
Versant Media Group, Inc.	670,771	27,582,104
Warner Music Group Corp., Class A	696,759	19,655,571
Webtoon Entertainment, Inc. *(a)	86,912	916,052
Yelp, Inc. *	246,323	5,505,319
Ziff Davis, Inc. *	175,612	9,685,002
ZipRecruiter, Inc., Class A *	295,196	1,257,535
ZoomInfo Technologies, Inc. *	1,221,849	5,180,640
		496,697,880

Pharmaceuticals, Biotechnology & Life Sciences 11.3%
10X Genomics, Inc., Class A *	555,368	34,682,732
4D Molecular Therapeutics, Inc. *	191,425	2,701,007
Absci Corp. *	653,098	5,904,006
ACADIA Pharmaceuticals, Inc. *	603,097	17,435,534
Adaptive Biotechnologies Corp. *	586,014	14,603,469
ADMA Biologics, Inc. *	1,105,400	10,379,706
Agios Pharmaceuticals, Inc. *	281,328	9,475,127
Akebia Therapeutics, Inc. *	1,251,093	1,149,504
Aktis Oncology, Inc. *	87,719	2,272,799
Alamar Biosciences, Inc. *(a)	54,925	1,677,410
Alector, Inc. *	437,637	989,060
Alkermes PLC *	792,284	37,229,425
Allogene Therapeutics, Inc. *	1,318,673	2,637,346
Alumis, Inc. *	405,365	8,841,011
Amneal Pharmaceuticals, Inc. *	817,987	14,290,233
Amphastar Pharmaceuticals, Inc. *	160,019	3,605,228
Amylyx Pharmaceuticals, Inc. *	470,158	15,867,833
AnaptysBio, Inc. *	97,492	5,559,969
Anavex Life Sciences Corp. *	436,273	1,221,564
ANI Pharmaceuticals, Inc. *	86,173	6,312,172
Anika Therapeutics, Inc. *	66,254	1,382,721
Annexon, Inc. *	718,452	3,549,153
Apogee Therapeutics, Inc. *	266,141	35,950,326
Arbutus Biopharma Corp. *	753,464	3,827,597
Arcturus Therapeutics Holdings, Inc. *	130,010	1,918,948
Arcus Biosciences, Inc. *	413,290	12,101,131
Arcutis Biotherapeutics, Inc. *	540,417	12,953,795
Ardelyx, Inc. *	1,177,573	4,451,226
ArriVent Biopharma, Inc. *	162,582	4,885,589
Arrowhead Pharmaceuticals, Inc. *	670,094	55,209,045
ARS Pharmaceuticals, Inc. *(a)	308,169	1,849,014
Arvinas, Inc. *	302,867	2,786,376
AtaiBeckley, Inc. *	926,410	6,799,849
Atea Pharmaceuticals, Inc. *	342,818	1,834,076
Atrium Therapeutics, Inc. *	75,864	1,010,508
Avalyn Pharma, Inc. *(a)	78,809	2,737,037
Axsome Therapeutics, Inc. *	205,316	40,759,332
Azenta, Inc. *	196,986	6,431,593
Beam Therapeutics, Inc. *	471,937	13,889,106
Bicara Therapeutics, Inc. *	201,288	4,653,779
BioAge Labs, Inc. *	150,972	1,434,234
BioCryst Pharmaceuticals, Inc. *	1,174,592	11,393,542
Biohaven Ltd. *	617,557	9,430,095
BioLife Solutions, Inc. *	188,716	6,995,702
BridgeBio Oncology Therapeutics, Inc. *	225,290	1,982,552
Bridgebio Pharma, Inc. *	819,761	62,785,495
Bruker Corp.	529,163	30,696,746
C4 Therapeutics, Inc. *	427,932	1,587,628
CareDx, Inc. *	246,260	12,340,089
Caribou Biosciences, Inc. *	421,359	648,893
Celcuity, Inc. *	180,561	16,080,763
Celldex Therapeutics, Inc. *	373,156	14,788,172
CG oncology, Inc. *	356,400	26,787,024
See financial notes
Schwab U.S. Equity ETFs | Annual Holdings and Financial Statements

Schwab U.S. Small-Cap ETF
Portfolio Holdings  as of August 31, 2026 (continued)

SECURITY	NUMBER OF SHARES	VALUE ($)
Cogent Biosciences, Inc. *	813,752	28,481,320
Coherus Oncology, Inc. *	702,702	948,648
Collegium Pharmaceutical, Inc. *	155,306	3,822,081
Contineum Therapeutics, Inc., Class A *	124,183	2,016,732
Corcept Therapeutics, Inc. *	453,944	51,454,552
CorMedix, Inc. *	344,675	2,847,016
Crinetics Pharmaceuticals, Inc. *	500,985	42,558,676
CRISPR Therapeutics AG *	459,125	26,160,942
CryoPort, Inc. *	242,978	3,887,648
Cullinan Therapeutics, Inc. *	252,280	5,567,820
Cytek Biosciences, Inc. *	525,107	2,510,011
Cytokinetics, Inc. *	645,076	45,742,339
Definium Therapeutics, Inc. *	617,427	24,524,200
Denali Therapeutics, Inc. *	715,043	16,989,422
Design Therapeutics, Inc. *	153,824	2,321,204
Dianthus Therapeutics, Inc. *	190,143	20,081,002
Disc Medicine, Inc. *	152,319	11,979,889
Dyne Therapeutics, Inc. *	787,398	20,023,531
Edgewise Therapeutics, Inc. *	358,300	14,966,191
Editas Medicine, Inc. *	472,004	1,444,332
Eikon Therapeutics, Inc. *(a)	98,891	1,034,400
Emergent BioSolutions, Inc. *	245,461	1,497,312
Enanta Pharmaceuticals, Inc. *	127,276	1,696,589
Enliven Therapeutics, Inc. *	258,215	14,948,066
Entrada Therapeutics, Inc. *	112,495	793,090
Erasca, Inc. *	1,288,343	23,035,573
Evolus, Inc. *	319,180	2,901,346
Evommune, Inc. *	52,895	669,651
EyePoint, Inc. *	374,542	1,685,439
Fate Therapeutics, Inc. *	502,166	1,200,177
First Tracks Biotherapeutics, Inc. *	126,789	5,304,852
Fortrea Holdings, Inc. *	448,565	8,240,139
Forum Markets, Inc. *(a)	64,334	364,774
Fulcrum Therapeutics, Inc. *	226,408	880,727
Generate Biomedicines, Inc. *(a)	119,988	1,832,217
Geron Corp. *	2,531,733	3,772,282
Ginkgo Bioworks Holdings, Inc. *	224,047	1,525,760
Gossamer Bio, Inc. *	977,847	166,234
GRAIL, Inc. *	155,741	12,361,163
Gyre Therapeutics, Inc. *	99,031	650,634
Halozyme Therapeutics, Inc. *	563,993	60,059,615
Harmony Biosciences Holdings, Inc. *	188,898	7,438,803
Harrow, Inc. *	157,687	5,820,227
Hemab Therapeutics Holdings, Inc. *	83,414	3,814,522
Heron Therapeutics, Inc. *(a)	861,909	274,087
Humacyte, Inc. *(a)	860,890	517,739
Ideaya Biosciences, Inc. *	444,979	17,843,658
ImmunityBio, Inc. *	1,544,746	12,280,731
Immunome, Inc. *	506,941	13,895,253
Immunovant, Inc. *	367,216	14,989,757
Indivior Pharmaceuticals, Inc. *	579,883	20,255,313
Innoviva, Inc. *	330,872	6,872,211
Intellia Therapeutics, Inc. *	668,670	8,512,169
Ionis Pharmaceuticals, Inc. *	785,225	47,396,181
Iovance Biotherapeutics, Inc. *	1,790,588	14,629,104
Ironwood Pharmaceuticals, Inc. *	683,553	2,905,100
Janux Therapeutics, Inc. *	234,159	4,266,377
Kailera Therapeutics, Inc. *	194,645	2,997,533
Keros Therapeutics, Inc. *	92,207	1,021,654
Kodiak Sciences, Inc. *	195,655	7,307,714
Krystal Biotech, Inc. *	124,663	44,798,896
Kura Oncology, Inc. *	422,295	5,342,032
Kymera Therapeutics, Inc. *	301,459	35,816,344
Kyverna Therapeutics, Inc. *	180,802	1,532,297
LB Pharmaceuticals, Inc. *	117,258	5,541,613
LENZ Therapeutics, Inc. *(a)	103,151	537,417
Lexicon Pharmaceuticals, Inc. *	1,082,829	2,436,365
SECURITY	NUMBER OF SHARES	VALUE ($)
Ligand Pharmaceuticals, Inc. *	95,155	27,033,535
Liquidia Corp. *	333,737	22,750,851
Lyell Immunopharma, Inc. *	66,833	957,049
Madrigal Pharmaceuticals, Inc. *	89,795	48,491,994
MannKind Corp. *	1,481,417	5,940,482
MapLight Therapeutics, Inc. *	88,625	1,149,466
Maravai LifeSciences Holdings, Inc., Class A *	601,291	4,593,863
Maze Therapeutics, Inc. *	133,029	3,534,581
MBX Biosciences, Inc. *	127,415	7,848,764
Mesa Laboratories, Inc.	26,395	3,375,129
MiMedx Group, Inc. *	552,382	2,507,814
Mineralys Therapeutics, Inc. *	303,252	7,784,479
Mirum Pharmaceuticals, Inc. *	228,796	22,433,448
Monte Rosa Therapeutics, Inc. *	327,604	4,566,800
Myriad Genetics, Inc. *	439,634	1,415,621
Nektar Therapeutics *	160,933	11,487,398
Neumora Therapeutics, Inc. *	476,669	633,970
Novavax, Inc. *	778,855	7,297,871
Nurix Therapeutics, Inc. *	460,441	11,870,169
Nuvation Bio, Inc. *	1,158,417	7,715,057
Ocular Therapeutix, Inc. *	834,834	8,757,409
Odyssey Therapeutics, Inc. *(a)	73,387	1,799,449
Olema Pharmaceuticals, Inc. *	268,122	2,796,512
Omeros Corp. *	346,714	6,514,756
OmniAb, Inc. *	555,083	2,431,264
Organogenesis Holdings, Inc. *	347,526	597,745
Organon & Co.	1,246,274	17,148,730
ORIC Pharmaceuticals, Inc. *	385,588	5,008,788
Oruka Therapeutics, Inc. *	241,139	22,334,294
Pacific Biosciences of California, Inc. *	1,489,945	2,018,875
Pacira BioSciences, Inc. *	185,665	4,808,724
Perrigo Co. PLC	662,097	9,693,100
Perspective Therapeutics, Inc. *	401,368	1,268,323
Phathom Pharmaceuticals, Inc. *	244,892	2,343,616
Phibro Animal Health Corp., Class A	101,510	3,830,987
Praxis Precision Medicines, Inc. *	124,568	43,636,170
Precigen, Inc. *	854,499	5,921,678
Prestige Consumer Healthcare, Inc. *	224,574	11,628,442
Prime Medicine, Inc. *	547,812	1,966,645
ProKidney Corp. *(a)	500,393	945,743
Protagonist Therapeutics, Inc. *	287,313	42,450,496
Prothena Corp. PLC *	200,282	1,872,637
PTC Therapeutics, Inc. *	395,228	27,484,155
Quanterix Corp. *	204,667	546,461
Rapport Therapeutics, Inc. *	136,873	6,661,609
Recursion Pharmaceuticals, Inc., Class A *	2,483,624	8,444,322
REGENXBIO, Inc. *	234,362	2,226,439
Relay Therapeutics, Inc. *	804,017	14,777,832
Replimune Group, Inc. *	361,095	5,524,754
Revolution Medicines, Inc. *	950,220	195,336,725
Rezolute, Inc. *	407,881	1,912,962
Rhythm Pharmaceuticals, Inc. *	296,860	31,505,752
Rigel Pharmaceuticals, Inc. *	88,384	4,081,573
Rocket Pharmaceuticals, Inc. *	422,529	1,571,808
Sana Biotechnology, Inc. *	799,499	3,094,061
Sarepta Therapeutics, Inc. *	504,565	10,611,002
Savara, Inc. *	661,307	3,564,445
Scholar Rock Holding Corp. *	472,938	26,862,878
Seaport Therapeutics, Inc. *(a)	67,227	1,591,935
Septerna, Inc. *	110,625	4,220,344
Seres Therapeutics, Inc. *	30,831	151,380
SIGA Technologies, Inc.	192,713	605,119
Sionna Therapeutics, Inc. *	69,261	417,644
Sotera Health Co. *	1,261,675	23,845,658
SpyGlass Pharma, Inc. *	45,582	1,189,690
Spyre Therapeutics, Inc. *	367,755	32,851,554
See financial notes

Schwab U.S. Equity ETFs | Annual Holdings and Financial Statements

Schwab U.S. Small-Cap ETF
Portfolio Holdings  as of August 31, 2026 (continued)

SECURITY	NUMBER OF SHARES	VALUE ($)
Standard BioTools, Inc. *	1,415,242	932,220
Stoke Therapeutics, Inc. *	267,962	8,360,414
Supernus Pharmaceuticals, Inc. *	277,181	12,254,172
Syndax Pharmaceuticals, Inc. *	422,403	8,148,154
Tango Therapeutics, Inc. *	589,631	13,467,172
Tarsus Pharmaceuticals, Inc. *	188,906	14,024,381
Taysha Gene Therapies, Inc. *	1,267,552	7,212,371
TG Therapeutics, Inc. *	627,131	34,053,213
Theravance Biopharma, Inc. *	176,908	3,014,512
Third Harmonic Bio, Inc. *(c)	98,316	0
Travere Therapeutics, Inc. *	442,043	29,298,610
Trevi Therapeutics, Inc. *	563,383	9,352,158
Twist Bioscience Corp. *	310,644	43,179,516
Tyra Biosciences, Inc. *	140,312	3,512,009
Ultragenyx Pharmaceutical, Inc. *	468,127	11,801,482
uniQure NV *	322,516	15,700,079
Upstream Bio, Inc. *	160,187	1,060,438
Vanda Pharmaceuticals, Inc. *	283,594	1,531,408
Vaxcyte, Inc. *	625,033	37,964,504
Vera Therapeutics, Inc. *	314,259	10,709,947
Veracyte, Inc. *	378,682	16,355,276
VeraDermics, Inc. *	94,859	9,335,074
Vericel Corp. *	241,524	9,636,808
Viking Therapeutics, Inc. *	553,435	18,141,599
Vir Biotechnology, Inc. *	582,506	6,372,616
Viridian Therapeutics, Inc. *	468,865	10,858,913
Wave Life Sciences, Inc. *	716,590	3,511,291
Xencor, Inc. *	353,695	9,643,494
Xeris Biopharma Holdings, Inc. *	816,394	6,890,365
Zenas Biopharma, Inc. *	178,571	5,771,415
		2,549,093,401

Real Estate Management & Development 0.5%
AGNT, Inc.	450,522	1,856,151
Compass, Inc., Class A *	3,043,822	32,142,760
Cushman & Wakefield Ltd. *	1,113,808	15,025,270
Forestar Group, Inc. *	92,822	2,624,078
FRP Holdings, Inc. *	58,130	1,286,998
Howard Hughes Holdings, Inc. *	145,603	9,337,520
Marcus & Millichap, Inc.	110,432	3,496,277
Newmark Group, Inc., Class A	743,561	11,324,434
Opendoor Technologies, Inc. *	3,844,140	12,301,248
RMR Group, Inc., Class A	76,922	1,486,133
Seaport Entertainment Group, Inc. *	35,847	942,418
Seritage Growth Properties, Class A *	196,091	407,869
St. Joe Co.	188,565	12,464,147
Tejon Ranch Co. *	117,872	1,895,382
		106,590,685

Semiconductors & Semiconductor Equipment 3.9%
ACM Research, Inc., Class A *	271,647	19,781,335
Aehr Test Systems *	140,730	11,155,667
Allegro MicroSystems, Inc. *	589,659	21,375,139
Alpha & Omega Semiconductor Ltd. *	116,958	2,884,184
Ambarella, Inc. *	197,741	13,719,271
Ambiq Micro, Inc. *	42,888	2,500,799
Amkor Technology, Inc.	543,007	25,684,231
Axcelis Technologies, Inc. *	145,694	16,802,889
Blaize Holdings, Inc. *(a)	367,047	178,972
CEVA, Inc. *	132,671	3,588,751
Cirrus Logic, Inc. *	242,703	26,578,406
Cohu, Inc. *	225,068	10,375,635
Diodes, Inc. *	219,040	19,888,832
Enphase Energy, Inc. *	626,861	22,830,278
FormFactor, Inc. *	370,582	37,284,255
Ichor Holdings Ltd. *	164,457	8,809,961
SECURITY	NUMBER OF SHARES	VALUE ($)
Impinj, Inc. *	128,557	22,410,056
indie Semiconductor, Inc., Class A *(a)	994,514	3,694,619
Kulicke & Soffa Industries, Inc.	248,778	19,917,167
MACOM Technology Solutions Holdings, Inc. *	311,942	82,299,658
MaxLinear, Inc. *	399,325	23,923,561
MKS, Inc.	321,165	82,295,320
Navitas Semiconductor Corp. *	951,298	11,025,544
Onto Innovation, Inc. *	236,579	63,216,275
PDF Solutions, Inc. *	179,908	8,002,308
Penguin Solutions, Inc. *	219,638	10,779,833
Photronics, Inc. *	281,646	7,925,518
Power Integrations, Inc.	264,017	13,565,193
Rambus, Inc. *	513,708	44,533,346
Rigetti Computing, Inc. *	1,581,915	24,772,789
Semtech Corp. *	443,064	58,909,789
Silicon Laboratories, Inc. *	156,992	34,389,098
SiTime Corp. *	105,491	59,646,721
SolarEdge Technologies, Inc. *	289,884	9,334,265
Synaptics, Inc. *	184,149	17,810,891
Ultra Clean Holdings, Inc. *	212,461	14,411,230
Veeco Instruments, Inc. *	289,618	12,830,077
Wolfspeed, Inc. *(a)	143,471	3,931,105
		873,062,968

Software & Services 6.4%
8x8, Inc. *	672,610	1,264,507
A10 Networks, Inc.	342,220	8,688,966
ACI Worldwide, Inc. *	482,657	25,715,965
Adeia, Inc.	523,708	13,213,153
Agilysys, Inc. *	121,213	14,110,405
Alarm.com Holdings, Inc. *	234,941	13,523,204
Alkami Technology, Inc. *	384,113	7,835,905
Amplitude, Inc., Class A *	450,076	6,346,072
Appfolio, Inc., Class A *	114,382	26,789,408
Appian Corp., Class A *	191,085	8,207,101
Applied Digital Corp. *	1,207,234	30,675,816
Asana, Inc., Class A *	458,452	4,703,718
Aurora Innovation, Inc. *	5,968,416	33,602,182
AvePoint, Inc. *	658,226	9,162,506
BigBear.ai Holdings, Inc. *(a)	2,292,093	7,174,251
Bill Holdings, Inc. *	422,395	20,794,506
Bit Digital, Inc. *	1,519,406	2,172,751
BitMine Immersion Technologies, Inc.	2,709,954	68,616,035
Blackbaud, Inc. *	169,020	8,123,101
BlackLine, Inc. *	235,808	7,833,542
Blend Labs, Inc., Class A *	980,024	1,519,037
Boost Run, Inc., Class A *	61,562	1,073,026
Box, Inc., Class A *	659,287	23,589,289
Braze, Inc., Class A *	470,644	16,020,722
C3.ai, Inc., Class A *	607,815	6,576,558
CCC Intelligent Solutions Holdings, Inc. *	2,533,778	18,901,984
Cipher Digital, Inc. *	1,437,758	22,285,249
Cleanspark, Inc. *	1,217,427	14,146,502
Clear Secure, Inc., Class A	435,345	19,220,482
Commerce.com, Inc. *	320,743	772,991
Commvault Systems, Inc. *	196,020	26,956,670
Consensus Cloud Solutions, Inc. *	86,708	3,316,581
Core Scientific, Inc. *	1,512,402	24,652,153
CS Disco, Inc. *	120,111	526,086
Daily Journal Corp. *	4,396	2,738,422
Digimarc Corp. *	78,874	471,667
Digital Turbine, Inc. *	517,499	5,568,289
DigitalOcean Holdings, Inc. *	386,748	42,809,136
Dolby Laboratories, Inc., Class A	286,343	17,627,275
Domo, Inc., Class B *	196,454	742,596
See financial notes
Schwab U.S. Equity ETFs | Annual Holdings and Financial Statements

Schwab U.S. Small-Cap ETF
Portfolio Holdings  as of August 31, 2026 (continued)

SECURITY	NUMBER OF SHARES	VALUE ($)
Dropbox, Inc., Class A *	712,778	25,082,658
D-Wave Quantum, Inc. *	1,740,874	29,943,033
DXC Technology Co. *	779,909	8,812,972
EverCommerce, Inc. *(a)	87,465	775,815
Everforth, Inc. *	193,164	6,262,377
Expensify, Inc., Class A *	258,380	651,118
Fastly, Inc., Class A *	698,189	15,911,727
Five9, Inc. *	364,906	12,611,151
Freshworks, Inc., Class A *	1,009,431	14,051,279
Gitlab, Inc., Class A *	689,978	32,111,576
Grid Dynamics Holdings, Inc. *	310,425	2,477,191
Hackett Group, Inc.	110,530	1,239,041
Hut 8 Corp. *	477,079	37,517,493
I3 Verticals, Inc., Class A *	81,362	1,305,860
Intapp, Inc. *	254,241	11,026,432
InterDigital, Inc.	122,977	41,200,984
Kaltura, Inc. *	425,105	671,666
Keel Infrastructure Corp. *	2,469,572	7,779,152
Klaviyo, Inc., Class A *	670,020	13,789,012
Kyndryl Holdings, Inc. *	1,071,351	14,409,671
Life360, Inc. *	385,544	16,524,416
LiveRamp Holdings, Inc. *	300,341	11,328,862
MARA Holdings, Inc. *	1,809,829	19,491,858
N-able, Inc. *	355,142	1,413,465
nCino, Inc. *	472,503	10,678,568
NCR Voyix Corp. *	654,102	5,481,375
Netskope, Inc., Class A *	889,498	13,618,214
NextNav, Inc. *	424,796	6,741,512
OneSpan, Inc.	174,623	2,884,772
PagerDuty, Inc. *	361,227	5,107,750
PAR Technology Corp. *	198,868	3,738,718
Pegasystems, Inc.	428,553	15,775,036
Progress Software Corp. *	200,827	9,292,265
Q2 Holdings, Inc. *	296,843	19,306,669
Qualys, Inc. *	167,455	31,170,074
Rackspace Technology, Inc. *	492,963	1,542,974
Rapid7, Inc. *	280,090	3,770,011
Red Violet, Inc. *	63,805	4,667,974
RingCentral, Inc., Class A	351,744	24,488,417
Riot Platforms, Inc. *	1,536,070	29,177,650
Samsara, Inc., Class A *	1,764,046	72,061,279
SentinelOne, Inc., Class A *	1,589,473	35,127,353
ServiceTitan, Inc., Class A *	279,603	27,412,278
Silvaco Group, Inc. *	41,665	289,155
SoundHound AI, Inc., Class A *(a)	1,902,508	13,621,957
Sprinklr, Inc., Class A *	531,927	4,367,121
Sprout Social, Inc., Class A *	262,676	2,989,253
SPS Commerce, Inc. *	174,706	14,919,892
Telos Corp. *	251,951	1,214,404
Tenable Holdings, Inc. *	525,421	20,044,811
Teradata Corp. *	446,859	12,958,911
Terawulf, Inc. *	1,908,681	28,878,344
Thryv Holdings, Inc. *	196,151	374,648
TON Strategy Co. *	213,116	724,594
Tucows, Inc., Class A *	42,244	446,942
UiPath, Inc., Class A *	2,030,037	37,900,791
Unisys Corp. *	311,156	840,121
Varonis Systems, Inc. *	545,678	23,884,326
Vertex, Inc., Class A *	347,631	4,922,455
Via Transportation, Inc., Class A *	49,882	1,393,204
Weave Communications, Inc. *	322,243	2,355,596
Whitefiber, Inc. *(a)	49,143	929,786
Workiva, Inc. *	250,244	20,019,520
Xperi, Inc. *	224,668	1,334,528
Yext, Inc. *	412,356	2,791,650
Zeta Global Holdings Corp., Class A *	975,333	30,206,063
		1,443,907,579

SECURITY	NUMBER OF SHARES	VALUE ($)
Technology Hardware & Equipment 10.4%
908 Devices, Inc. *	144,150	1,538,081
ADI Global Distribution, Inc. *	330,342	7,224,580
ADTRAN Holdings, Inc. *	355,922	2,758,396
Advanced Energy Industries, Inc.	180,627	50,008,391
Aeva Technologies, Inc. *	136,533	2,138,107
Applied Optoelectronics, Inc. *	358,650	38,623,018
Arlo Technologies, Inc. *	519,641	6,833,279
Avnet, Inc.	390,205	34,946,760
Badger Meter, Inc. (a)	139,065	18,839,136
Bel Fuse, Inc., Class B	63,795	15,902,499
Belden, Inc.	185,590	21,242,631
Benchmark Electronics, Inc.	170,912	12,011,695
Calix, Inc. *	276,240	10,530,269
Clearfield, Inc. *	53,113	1,540,808
Corsair Gaming, Inc. *	221,778	2,694,603
Crane NXT Co.	235,846	11,532,869
CTS Corp.	136,414	7,703,299
Daktronics, Inc. *	197,394	3,855,105
Diebold Nixdorf, Inc. *	164,418	11,154,117
Digi International, Inc. *	179,362	13,441,388
ePlus, Inc.	124,302	10,934,847
Evolv Technologies Holdings, Inc. *	677,763	3,531,145
Extreme Networks, Inc. *	619,629	13,935,456
GPGI, Inc., Class A	854,053	11,290,581
Harmonic, Inc. *	519,998	6,229,576
Infleqtion, Inc. *(a)	714,543	9,339,077
Insight Enterprises, Inc. *	143,312	22,502,850
IPG Photonics Corp. *	121,098	9,213,136
Itron, Inc. *	211,326	20,500,735
Kimball Electronics, Inc. *	115,589	2,730,212
Knowles Corp. *	408,324	13,956,514
Lightwave Logic, Inc. *	709,326	3,851,640
Littelfuse, Inc.	120,130	49,515,183
Lumentum Holdings, Inc. *	369,931	338,398,082
Methode Electronics, Inc.	167,242	3,048,822
MicroVision, Inc. *(a)	115,711	209,437
Mirion Technologies, Inc. *	1,159,397	17,472,113
Napco Security Technologies, Inc.	170,060	6,162,974
NETGEAR, Inc. *	126,355	2,673,672
NetScout Systems, Inc. *	322,378	12,517,938
nLight, Inc. *	267,268	11,297,418
Novanta, Inc. *	169,313	24,756,947
Ondas, Inc. *(a)	2,351,800	18,003,029
OSI Systems, Inc. *	73,566	15,295,107
Ouster, Inc. *	319,960	11,019,422
PC Connection, Inc.	53,459	4,269,770
Plexus Corp. *	127,410	30,510,873
Powerfleet, Inc. NJ *	556,200	1,668,600
Quantum Computing, Inc. *(a)	917,616	7,551,980
Ralliant Corp.	532,088	32,845,792
Ribbon Communications, Inc. *	437,104	869,837
Rogers Corp. *	79,061	9,927,690
Sandisk Corp. *	704,153	1,103,196,505
Sanmina Corp. *	254,637	50,092,191
ScanSource, Inc. *	88,315	5,041,903
SmartRent, Inc. *	922,284	1,226,638
TTM Technologies, Inc. *	494,170	58,766,696
Viasat, Inc. *	645,178	43,401,124
Viavi Solutions, Inc. *	1,111,616	40,340,545
Vishay Intertechnology, Inc.	661,175	20,119,555
Vistance Networks, Inc. *	1,067,251	6,734,354
Vontier Corp.	670,075	21,583,116
Xerox Holdings Corp.	585,802	1,892,140
		2,352,944,253

See financial notes

Schwab U.S. Equity ETFs | Annual Holdings and Financial Statements

Schwab U.S. Small-Cap ETF
Portfolio Holdings  as of August 31, 2026 (continued)

SECURITY	NUMBER OF SHARES	VALUE ($)
Telecommunication Services 0.7%
Anterix, Inc. *	89,505	8,135,109
Array Digital Infrastructure, Inc.	67,924	2,490,094
ATN International, Inc.	46,948	1,416,421
Bandwidth, Inc., Class A *	143,269	6,938,518
Cogent Communications Holdings, Inc.	224,965	2,146,166
Globalstar, Inc. *	244,471	19,936,610
Gogo, Inc. *	373,140	940,313
IDT Corp., Class B	97,175	6,629,279
Iridium Communications, Inc.	503,980	23,676,980
Liberty Capital Corp., Class C *	171,699	4,469,325
Liberty Global Ltd., Class C *	1,460,337	15,318,935
Liberty Latin America Ltd., Class C *	764,060	6,532,713
Lumen Technologies, Inc. *	4,499,859	28,124,119
Shenandoah Telecommunications Co.	215,134	2,661,208
Telephone & Data Systems, Inc.	459,071	15,461,511
Uniti Group, Inc. *	862,532	8,556,317
		153,433,618

Transportation 1.5%
Alaska Air Group, Inc. *	529,446	21,882,003
Allegiant Travel Co. *	106,870	8,127,463
ArcBest Corp.	105,705	14,584,119
Arrive AI, Inc. *	23,325	5,712
Avis Budget Group, Inc. *	80,588	11,885,924
Covenant Logistics Group, Inc., Class A	71,287	2,519,995
Forward Air Corp. *	107,331	1,824,627
Frontier Group Holdings, Inc. *	403,089	2,297,607
FTAI Infrastructure, Inc.	559,544	1,947,213
Genco Shipping & Trading Ltd.	183,495	4,813,074
GXO Logistics, Inc. *	546,112	26,065,926
Heartland Express, Inc.	216,275	2,673,159
Hertz Global Holdings, Inc. *(a)	587,443	1,333,496
Hub Group, Inc., Class A	287,688	11,470,121
JetBlue Airways Corp. *	1,415,278	6,510,279
Kirby Corp. *	254,381	36,086,489
Landstar System, Inc.	161,506	29,172,829
Lyft, Inc., Class A *	1,802,468	30,461,709
Marten Transport Ltd.	274,776	3,962,270
Matson, Inc.	143,726	32,311,042
Proficient Auto Logistics, Inc. *	110,112	554,964
RXO, Inc. *	785,940	16,701,225
Ryder System, Inc.	183,774	44,925,392
Schneider National, Inc., Class B	237,274	8,188,326
SkyWest, Inc. *	189,151	17,905,034
Universal Logistics Holdings, Inc.	27,803	519,360
Werner Enterprises, Inc.	284,690	11,154,154
Wheels Up Experience, Inc. *(a)	21,778	96,259
		349,979,771

Utilities 2.3%
American States Water Co.	186,799	16,679,283
Avista Corp.	392,175	14,573,223
Black Hills Corp.	362,371	25,974,753
California Water Service Group	283,895	14,186,233
Chesapeake Utilities Corp.	114,552	15,297,274
Clearway Energy, Inc., Class C	576,354	18,299,240
H2O America	186,846	11,840,431
Hallador Energy Co. *	185,477	3,075,209
SECURITY	NUMBER OF SHARES	VALUE ($)
Hawaiian Electric Industries, Inc. *	819,178	9,191,177
IDACORP, Inc.	263,314	35,852,834
MDU Resources Group, Inc.	995,012	19,820,639
MGE Energy, Inc.	179,002	13,906,666
Middlesex Water Co.	89,148	5,170,584
Montauk Renewables, Inc. *	313,349	538,960
National Fuel Gas Co.	451,877	37,532,904
New Jersey Resources Corp.	479,230	25,562,128
Northwest Natural Holding Co.	199,966	9,812,332
Northwestern Energy Group, Inc.	293,001	20,263,949
ONE Gas, Inc.	298,244	23,641,802
Ormat Technologies, Inc.	292,352	29,819,904
Otter Tail Corp.	199,117	18,014,115
Portland General Electric Co.	551,269	26,935,003
Southwest Gas Holdings, Inc.	305,904	27,020,500
Spire, Inc.	281,192	23,012,753
TXNM Energy, Inc.	473,206	27,261,398
UGI Corp.	1,018,985	39,179,973
Unitil Corp.	85,734	4,590,198
York Water Co.	76,341	2,601,701
		519,655,166
Total Common Stocks (Cost $16,327,059,476)		22,626,718,967

SHORT-TERM INVESTMENTS 0.8% OF NET ASSETS

Money Market Funds 0.8%
State Street Institutional U.S. Government Money Market Fund, Premier Class 3.62% (d)	1,039,504	1,039,504
State Street Institutional U.S. Government Money Market Fund, Premier Class 3.62% (d)(e)	166,904,855	166,904,855
		167,944,359
Total Short-Term Investments (Cost $167,944,359)		167,944,359
Total Investments in Securities (Cost $16,495,003,835)		22,794,663,326

	NUMBER OF CONTRACTS	NOTIONAL AMOUNT ($)	CURRENT VALUE/ UNREALIZED DEPRECIATION ($)
FUTURES CONTRACTS
Long
Russell 2000 Index, e-mini, expires 09/18/26	104	15,385,240	(401,820)

*	Non-income producing security.
(a)	All or a portion of this security is on loan.
(b)	Issuer is an affiliated company, as the investment adviser owns at least 5% of the voting securities of such company.
(c)	Fair valued using significant unobservable inputs.
(d)	The rate shown is the annualized 7-day yield.
(e)	Security purchased with cash collateral received for securities on loan. Securities on loan were valued at $160,090,070.

REIT —	Real Estate Investment Trust
See financial notes
Schwab U.S. Equity ETFs | Annual Holdings and Financial Statements

Schwab U.S. Small-Cap ETF
Portfolio Holdings  as of August 31, 2026 (continued)

Below is a summary of the fund’s transactions with affiliated issuers and companies which are or were affiliates during the period ended August 31, 2026. An affiliated company is a company in which the investment adviser has or had an ownership of at least 5% of the voting securities of a security issue during the report period. A dash in the Value at August 31, 2025, and/or Value and Balance of Shares Held at August 31, 2026, columns means either the issuer was not held or not held as an affiliate on the stated date.
SECURITY	VALUE AT 8/31/25	PURCHASES	SALES	NET REALIZED GAINS (LOSSES)	NET CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION)	VALUE AT 8/31/26	BALANCE OF SHARES HELD AT 8/31/26	DIVIDENDS RECEIVED
COMMON STOCKS 0.0% OF NET ASSETS

Capital Goods 0.0%
JELD-WEN Holding, Inc.*	$—	$219,721	($231,685 )	($697,745 )	($960,106 )	$—	—	$—

Commercial & Professional Services 0.0%
TrueBlue, Inc.*	—	90,421	(50,914)	5,624	653,078	—	—	—

Consumer Discretionary Distribution & Retail 0.0%
QVC Group, Inc.*	290,004	28,226	(514,201)	(5,554,082)	5,750,053	—	—	—

Consumer Durables & Apparel 0.0%
Oxford Industries, Inc.	—	379,919	(334,697)	(199,698)	(199,866)	—	—	187,300

Equity Real Estate Investment Trusts (REITs) 0.0%
Service Properties Trust(a)	2,178,276	3,334,007	(581,180)	(2,390,815)	2,119,908	4,660,196	597,461	72,566

Food, Beverage & Tobacco 0.0%
Hain Celestial Group, Inc.*	—	60,243	(26,189)	(5,891)	(453,472)	—	—	—

Health Care Equipment & Services 0.0%
Accendra Health, Inc.*	—	179,164	(141,092)	(359,463)	(943,277)	—	—	—

Household & Personal Products 0.0%
Medifast, Inc.*	—	61,664	(30,643)	(990)	(95,843)	—	—	—
Nu Skin Enterprises, Inc., Class A	—	487,238	(498,685)	(1,595,007)	(187,804)	—	—	56,801
						—

Media & Entertainment 0.0%
AMC Global Media, Inc., Class A*	—	267,672	(211,348)	(640,456)	1,486,520	—	—	—
EW Scripps Co., Class A*	—	169,097	(69,766)	15,887	95,363	—	—	—
Gray Media, Inc.	—	240,673	(213,621)	(18,586)	(499,973)	—	—	131,623
						—
Total	$2,468,280	$5,518,045	($2,904,021 )	($11,441,222 )	$6,764,581	$4,660,196		$448,290

*	Non-income producing security.
(a)	Issuer is an affiliated company, as the investment adviser owns at least 5% of the voting securities of such company.

The following is a summary of the inputs used to value the fund’s investments as of August 31, 2026:
DESCRIPTION	QUOTED PRICES IN ACTIVE MARKETS FOR IDENTICAL ASSETS (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Assets
Common Stocks[1]	$18,940,483,772	$—	$—	$18,940,483,772
Health Care Equipment & Services	1,137,141,794	—	0 *	1,137,141,794
Pharmaceuticals, Biotechnology & Life Sciences	2,549,093,401	—	0 *	2,549,093,401
See financial notes

Schwab U.S. Equity ETFs | Annual Holdings and Financial Statements

Schwab U.S. Small-Cap ETF
Portfolio Holdings  as of August 31, 2026 (continued)

DESCRIPTION	QUOTED PRICES IN ACTIVE MARKETS FOR IDENTICAL ASSETS (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Assets (continued)
Short-Term Investments[1]	$167,944,359	$—	$—	$167,944,359
Liabilities
Futures Contracts[2]	(401,820)	—	—	(401,820)
Total	$22,794,261,506	$—	$0	$22,794,261,506

*	Level 3 amount shown includes securities determined to have no value.
[1]	As categorized in the Portfolio Holdings.
[2]	Futures contracts are reported at cumulative unrealized appreciation or depreciation.
See financial notes
Schwab U.S. Equity ETFs | Annual Holdings and Financial Statements

Schwab U.S. Small-Cap ETF
Statement of Assets and Liabilities

As of August 31, 2026
Assets
Investments in securities, at value - affiliated issuers (cost $8,691,382)		$4,660,196
Investments in securities, at value - unaffiliated issuers (cost $16,486,312,453) including securities on loan of $160,090,070		22,790,003,130
Cash		5,669,399
Deposit with broker for futures contracts		1,697,274
Receivables:
Dividends		11,933,871
Income from securities on loan	+	484,203
Total assets		22,814,448,073

Liabilities
Collateral held for securities on loan		166,904,855
Payables:
Investments bought		718,387
Management fees		549,972
Variation margin on futures contracts	+	97,766
Total liabilities		168,270,980
Net assets		$22,646,177,093

Net Assets by Source
Capital received from investors		$18,793,556,158
Total distributable earnings	+	3,852,620,935
Net assets		$22,646,177,093

Net Asset Value (NAV)
Net Assets	÷	Shares Outstanding	=	NAV
$22,646,177,093		663,000,000		$34.16

See financial notes

Schwab U.S. Equity ETFs | Annual Holdings and Financial Statements

Schwab U.S. Small-Cap ETF
Statement of Operations

For the period September 1, 2025 through August 31, 2026
Investment Income
Dividends received from securities - unaffiliated issuers (net of foreign withholding tax of $184,358)		$245,492,120
Dividends received from securities - affiliated issuers		448,290
Other Interest		100,565
Securities on loan, net	+	7,450,876
Total investment income		253,491,851

Expenses
Management fees		7,787,549
Total expenses	–	7,787,549
Net investment income		245,704,302

REALIZED AND UNREALIZED GAINS (LOSSES)
Net realized losses on sales of securities - affiliated issuers		(11,540,550)
Net realized losses on sales of securities - unaffiliated issuers		(154,264,339)
Net realized gains on sales of in-kind redemptions - affiliated issuers		99,328
Net realized gains on sales of in-kind redemptions - unaffiliated issuers		1,748,481,811
Net realized gains on futures contracts	+	5,327,975
Net realized gains		1,588,104,225
Net change in unrealized appreciation (depreciation) on securities - affiliated issuers		6,764,581
Net change in unrealized appreciation (depreciation) on securities - unaffiliated issuers		3,062,223,133
Net change in unrealized appreciation (depreciation) on futures contracts	+	(422,202)
Net change in unrealized appreciation (depreciation)		3,068,565,512
Net realized and unrealized gains		4,656,669,737
Increase in net assets resulting from operations		$4,902,374,039
See financial notes
Schwab U.S. Equity ETFs | Annual Holdings and Financial Statements

Schwab U.S. Small-Cap ETF
Statement of Changes in Net Assets

For the current and prior report periods
OPERATIONS
	9/1/25-8/31/26		9/1/24-8/31/25
Net investment income		$245,704,302	$230,114,218
Net realized gains		1,588,104,225	792,158,844
Net change in unrealized appreciation (depreciation)	+	3,068,565,512	457,771,935
Increase in net assets resulting from operations		$4,902,374,039	$1,480,044,997

DISTRIBUTIONS TO SHAREHOLDERS
Total distributions		($241,075,545 )	($274,836,015 )

TRANSACTIONS IN FUND SHARES[1]
	9/1/25-8/31/26			9/1/24-8/31/25
		SHARES	VALUE	SHARES	VALUE
Shares sold		78,650,000	$2,261,726,705	83,650,000	$2,091,252,618
Shares redeemed	+	(97,050,000)	(2,894,606,362)	(103,050,000)	(2,589,173,046)
Net transactions in fund shares		(18,400,000)	($632,879,657 )	(19,400,000)	($497,920,428 )

SHARES OUTSTANDING AND NET ASSETS[1]
	9/1/25-8/31/26			9/1/24-8/31/25
		SHARES	NET ASSETS	SHARES	NET ASSETS
Beginning of period		681,400,000	$18,617,758,256	700,800,000	$17,910,469,702
Total increase (decrease)	+	(18,400,000)	4,028,418,837	(19,400,000)	707,288,554
End of period		663,000,000	$22,646,177,093	681,400,000	$18,617,758,256

[1]
For the period ended August 31, 2025, transactions in fund shares have been retroactively adjusted to reflect a 2-for-1 share split effective after the close of U.S. markets on
October 10, 2024. The retroactive adjustment of the share split does not change the transaction in fund shares values.

See financial notes

Schwab U.S. Equity ETFs | Annual Holdings and Financial Statements

Schwab U.S. Dividend Equity ETF
Financial Statements
FINANCIAL HIGHLIGHTS

	9/1/25– 8/31/26	9/1/24– 8/31/25[1]	9/1/23– 8/31/24[1]	9/1/22– 8/31/23[1]	9/1/21– 8/31/22[1]
Per-Share Data
Net asset value at beginning of period	$27.93	$28.17	$24.85	$24.13	$25.89
Income (loss) from investment operations:
Net investment income (loss)[2]	1.06	1.03	0.96	0.91	0.84
Net realized and unrealized gains (losses)	6.94	(0.24)	3.30	0.68	(1.79)
Total from investment operations	8.00	0.79	4.26	1.59	(0.95)
Less distributions:
Distributions from net investment income	(1.05)	(1.03)	(0.94)	(0.87)	(0.81)
Net asset value at end of period	$34.88	$27.93	$28.17	$24.85	$24.13
Total return	29.45%	2.90%	17.71%	6.75%	(3.74%)
Ratios/Supplemental Data
Ratios to average net assets:
Total expenses	0.06%	0.06%	0.06%	0.06%[3]	0.06%[3]
Net investment income (loss)	3.50%	3.77%	3.78%	3.74%	3.31%
Portfolio turnover rate[4]	40%	30%	29%	28%	14%
Net assets, end of period (x 1,000,000)	$112,384	$72,622	$60,686	$49,611	$37,095

[1]	Per-Share Data has been retroactively adjusted to reflect a 3-for-1 share split effective after the close of U.S. markets on October 10, 2024.
[2]	Calculated based on the average shares outstanding during the period.
[3]	Ratio includes less than 0.005% of non-routine proxy expenses.
[4]	Portfolio turnover rate excludes securities received or delivered from processing of in-kind creations or redemptions.
See financial notes
Schwab U.S. Equity ETFs | Annual Holdings and Financial Statements

Schwab U.S. Dividend Equity ETF
Portfolio Holdings  as of August 31, 2026

SECURITY	NUMBER OF SHARES	VALUE ($)
COMMON STOCKS 99.8% OF NET ASSETS

Automobiles & Components 1.5%
Autoliv, Inc.	1,890,361	229,130,657
Ford Motor Co.	107,417,465	1,497,399,462
		1,726,530,119

Banks 3.2%
1st Source Corp.	495,467	42,426,839
Bank OZK	2,816,337	138,225,820
Banner Corp.	928,832	65,148,277
Capital City Bank Group, Inc.	376,767	19,019,198
Central Pacific Financial Corp.	719,218	26,769,294
City Holding Co.	387,841	55,441,871
Columbia Banking System, Inc.	7,945,185	235,495,284
CVB Financial Corp.	4,590,990	101,782,248
East West Bancorp, Inc.	3,759,925	476,984,086
Fifth Third Bancorp	24,874,201	1,337,485,788
First Financial Corp.	326,380	25,549,026
German American Bancorp, Inc.	1,032,148	50,905,539
Hanmi Financial Corp.	815,519	25,281,089
Independent Bank Corp./MI	557,973	20,360,435
Lakeland Financial Corp.	680,982	40,239,226
National Bank Holdings Corp., Class A	1,230,762	50,818,163
OFG Bancorp	1,158,685	60,309,554
Orrstown Financial Services, Inc.	534,409	22,284,855
Preferred Bank	302,355	30,970,223
Regions Financial Corp.	23,421,467	699,833,434
S&T Bancorp, Inc.	991,510	49,059,915
		3,574,390,164

Capital Goods 5.1%
Fastenal Co.	31,508,430	1,553,680,683
Lockheed Martin Corp.	5,568,595	3,125,262,572
MSC Industrial Direct Co., Inc., Class A	1,256,551	149,378,783
Snap-on, Inc.	1,421,707	549,219,631
Watsco, Inc.	960,680	297,637,878
		5,675,179,547

Commercial & Professional Services 4.8%
Automatic Data Processing, Inc.	10,970,896	3,139,431,599
Booz Allen Hamilton Holding Corp., Class A	3,309,762	250,383,495
Broadridge Financial Solutions, Inc.	3,174,294	578,927,740
Ennis, Inc.	697,436	14,883,284
Insperity, Inc.	997,122	53,196,459
Korn Ferry	1,421,405	121,601,198
Paychex, Inc.	8,850,116	1,126,973,772
Robert Half, Inc.	2,759,274	125,105,483
		5,410,503,030

Consumer Discretionary Distribution & Retail 4.5%
Best Buy Co., Inc.	5,377,848	431,034,517
Buckle, Inc.	839,582	35,766,193
Home Depot, Inc.	13,311,080	4,363,771,357
Macy's, Inc.	7,226,573	158,695,543
Penske Automotive Group, Inc.	506,192	109,636,125
		5,098,903,735

SECURITY	NUMBER OF SHARES	VALUE ($)
Consumer Durables & Apparel 0.0%
Ethan Allen Interiors, Inc.	629,941	14,898,105
Oxford Industries, Inc.	390,091	14,936,584
		29,834,689

Consumer Services 0.8%
Darden Restaurants, Inc.	3,143,458	673,517,311
Vail Resorts, Inc.	977,963	133,892,914
Wendy's Co.	4,339,085	36,014,406
		843,424,631

Consumer Staples Distribution & Retail 1.8%
Target Corp.	12,465,083	2,005,382,553

Energy 15.8%
APA Corp.	9,701,173	418,605,615
Chevron Corp.	21,959,690	4,526,770,497
ConocoPhillips	33,436,730	4,430,032,358
Devon Energy Corp.	31,643,349	1,535,018,860
EOG Resources, Inc.	14,618,287	2,119,066,883
HF Sinclair Corp.	4,205,582	427,329,187
Murphy Oil Corp.	3,698,253	134,690,374
ONEOK, Inc.	17,291,583	1,660,164,884
SLB Ltd.	41,032,655	2,466,062,565
		17,717,741,223

Financial Services 4.4%
ARES Management Corp., Class A	5,788,979	828,808,123
Artisan Partners Asset Management, Inc., Class A	1,949,001	82,968,973
Blackstone, Inc.	20,388,731	2,920,481,829
Cohen & Steers, Inc.	760,008	61,309,845
Federal Agricultural Mortgage Corp., Class C	254,820	56,034,918
Federated Hermes, Inc.	1,990,111	126,670,565
Moelis & Co., Class A	2,041,219	138,945,777
T. Rowe Price Group, Inc.	5,880,647	654,398,398
Virtus Investment Partners, Inc.	173,750	28,755,625
Western Union Co.	8,568,062	61,347,324
		4,959,721,377

Food, Beverage & Tobacco 12.8%
Altria Group, Inc.	45,831,033	3,138,509,140
Archer-Daniels-Midland Co.	13,227,554	1,075,267,865
Coca-Cola Co.	52,894,562	4,690,160,812
Flowers Foods, Inc.	5,849,021	40,475,225
General Mills, Inc.	14,647,148	603,462,497
Hershey Co.	4,068,227	716,862,280
Marzetti Co.	555,389	62,564,571
PepsiCo, Inc.	29,226,714	4,101,677,043
		14,428,979,433

Health Care Equipment & Services 8.5%
Abbott Laboratories	47,804,956	5,275,754,944
UnitedHealth Group, Inc.	11,050,310	4,303,101,217
		9,578,856,161

Household & Personal Products 4.8%
Interparfums, Inc.	498,649	58,556,352
Kimberly-Clark Corp.	9,110,248	983,451,272
See financial notes

Schwab U.S. Equity ETFs | Annual Holdings and Financial Statements

Schwab U.S. Dividend Equity ETF
Portfolio Holdings  as of August 31, 2026 (continued)

SECURITY	NUMBER OF SHARES	VALUE ($)
Procter & Gamble Co.	29,716,626	4,312,476,765
		5,354,484,389

Insurance 2.1%
American Financial Group, Inc.	1,892,675	269,800,821
AMERISAFE, Inc.	519,671	13,532,233
Cincinnati Financial Corp.	4,245,450	721,301,955
CNA Financial Corp.	590,147	28,663,440
Erie Indemnity Co., Class A	697,204	178,177,454
Fidelity National Financial, Inc.	6,943,944	322,546,199
Old Republic International Corp.	6,149,710	256,627,399
Principal Financial Group, Inc.	5,394,983	594,311,327
		2,384,960,828

Media & Entertainment 0.1%
Nexstar Media Group, Inc.	789,004	143,701,299

Pharmaceuticals, Biotechnology & Life Sciences 12.8%
Amgen, Inc.	12,317,342	5,294,978,979
Bristol-Myers Squibb Co.	56,045,715	3,744,414,219
Merck & Co., Inc.	36,320,608	5,366,733,038
		14,406,126,236

Semiconductors & Semiconductor Equipment 5.7%
QUALCOMM, Inc.	16,663,218	2,840,745,404
Texas Instruments, Inc.	13,500,014	3,522,288,653
		6,363,034,057

Software & Services 2.8%
Accenture PLC, Class A	16,849,869	3,197,431,141

Telecommunication Services 6.3%
Comcast Corp., Class A	97,782,513	2,602,970,496
Verizon Communications, Inc.	89,302,806	4,466,926,356
		7,069,896,852

SECURITY	NUMBER OF SHARES	VALUE ($)
Transportation 1.9%
United Parcel Service, Inc., Class B	20,490,320	2,135,706,054

Utilities 0.1%
Clearway Energy, Inc., Class C	3,318,919	105,375,678
Total Common Stocks (Cost $93,046,262,475)		112,210,163,196

SHORT-TERM INVESTMENTS 0.1% OF NET ASSETS

Money Market Funds 0.1%
State Street Institutional U.S. Government Money Market Fund, Premier Class 3.62% (a)	64,513,103	64,513,103
Total Short-Term Investments (Cost $64,513,103)		64,513,103
Total Investments in Securities (Cost $93,110,775,578)		112,274,676,299

	NUMBER OF CONTRACTS	NOTIONAL AMOUNT ($)	CURRENT VALUE/ UNREALIZED DEPRECIATION ($)
FUTURES CONTRACTS
Long
DJIA CBOT, e-mini, expires 09/18/26	524	139,488,800	(1,058,561)
S&P 400 Mid-Cap Index, e-mini, expires 09/18/26	63	23,732,730	(635,152)
			(1,693,713)

(a)	The rate shown is the annualized 7-day yield.

CBOT —	Chicago Board of Trade
Below is a summary of the fund’s transactions with affiliated issuers and companies which are or were affiliates during the period ended August 31, 2026. An affiliated company is a company in which the investment adviser has or had an ownership of at least 5% of the voting securities of a security issue during the report period. A dash in the Value at August 31, 2025, and/or Value and Balance of Shares Held at August 31, 2026, columns means either the issuer was not held or not held as an affiliate on the stated date.
SECURITY	VALUE AT 8/31/25	PURCHASES	SALES	NET REALIZED GAINS (LOSSES)	NET CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION)	VALUE AT 8/31/26	BALANCE OF SHARES HELD AT 8/31/26	DIVIDENDS RECEIVED
COMMON STOCKS 0.0% OF NET ASSETS

Consumer Durables & Apparel 0.0%
Oxford Industries, Inc.	$—	$7,850,359	($7,809,975 )	($15,400,161 )	$12,733,494	$—	—	$1,038,404
See financial notes
Schwab U.S. Equity ETFs | Annual Holdings and Financial Statements

Schwab U.S. Dividend Equity ETF
Portfolio Holdings  as of August 31, 2026 (continued)

The following is a summary of the inputs used to value the fund’s investments as of August 31, 2026:
DESCRIPTION	QUOTED PRICES IN ACTIVE MARKETS FOR IDENTICAL ASSETS (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Assets
Common Stocks[1]	$112,210,163,196	$—	$—	$112,210,163,196
Short-Term Investments[1]	64,513,103	—	—	64,513,103
Liabilities
Futures Contracts[2]	(1,693,713)	—	—	(1,693,713)
Total	$112,272,982,586	$—	$—	$112,272,982,586

[1]	As categorized in the Portfolio Holdings.
[2]	Futures contracts are reported at cumulative unrealized appreciation or depreciation.
See financial notes

Schwab U.S. Equity ETFs | Annual Holdings and Financial Statements

Schwab U.S. Dividend Equity ETF
Statement of Assets and Liabilities

As of August 31, 2026
Assets
Investments in securities, at value - unaffiliated issuers (cost $93,110,775,578)		$112,274,676,299
Deposit with broker for futures contracts		18,000,651
Receivables:
Investments sold		275,240,331
Dividends		187,855,042
Fund shares sold		88,943,383
Income from securities on loan	+	241
Total assets		112,844,715,947

Liabilities
Payables:
Investments bought		411,813,091
Fund shares redeemed		41,855,709
Management fees		5,193,458
Variation margin on futures contracts	+	1,569,614
Total liabilities		460,431,872
Net assets		$112,384,284,075

Net Assets by Source
Capital received from investors		$100,670,180,545
Total distributable earnings	+	11,714,103,530
Net assets		$112,384,284,075

Net Asset Value (NAV)
Net Assets	÷	Shares Outstanding	=	NAV
$112,384,284,075		3,222,050,000		$34.88

See financial notes
Schwab U.S. Equity ETFs | Annual Holdings and Financial Statements

Schwab U.S. Dividend Equity ETF
Statement of Operations

For the period September 1, 2025 through August 31, 2026
Investment Income
Dividends received from securities - unaffiliated issuers (net of foreign withholding tax of $149,113)		$3,000,098,937
Dividends received from securities - affiliated issuers		1,038,404
Other Interest		537,117
Securities on loan, net	+	246,604
Total investment income		3,001,921,062

Expenses
Management fees		50,454,583
Total expenses	–	50,454,583
Net investment income		2,951,466,479

REALIZED AND UNREALIZED GAINS (LOSSES)
Net realized losses on sales of securities - affiliated issuers		(15,400,161)
Net realized losses on sales of securities - unaffiliated issuers		(2,538,435,160)
Net realized gains on sales of in-kind redemptions - unaffiliated issuers		8,273,902,986
Net realized gains on futures contracts	+	42,280,495
Net realized gains		5,762,348,160
Net change in unrealized appreciation (depreciation) on securities - affiliated issuers		12,733,494
Net change in unrealized appreciation (depreciation) on securities - unaffiliated issuers		13,741,518,670
Net change in unrealized appreciation (depreciation) on futures contracts	+	(3,289,270)
Net change in unrealized appreciation (depreciation)		13,750,962,894
Net realized and unrealized gains		19,513,311,054
Increase in net assets resulting from operations		$22,464,777,533
See financial notes

Schwab U.S. Equity ETFs | Annual Holdings and Financial Statements

Schwab U.S. Dividend Equity ETF
Statement of Changes in Net Assets

For the current and prior report periods
OPERATIONS
	9/1/25-8/31/26		9/1/24-8/31/25
Net investment income		$2,951,466,479	$2,534,015,214
Net realized gains		5,762,348,160	770,081,548
Net change in unrealized appreciation (depreciation)	+	13,750,962,894	(1,333,039,132)
Increase in net assets resulting from operations		$22,464,777,533	$1,971,057,630

DISTRIBUTIONS TO SHAREHOLDERS
Total distributions		($2,864,348,770 )	($2,469,946,295 )

TRANSACTIONS IN FUND SHARES[1]
	9/1/25-8/31/26			9/1/24-8/31/25
		SHARES	VALUE	SHARES	VALUE
Shares sold		1,424,800,000	$44,469,217,182	867,400,000	$24,038,610,062
Shares redeemed	+	(803,150,000)	(24,306,866,086)	(421,300,000)	(11,604,589,808)
Net transactions in fund shares		621,650,000	$20,162,351,096	446,100,000	$12,434,020,254

SHARES OUTSTANDING AND NET ASSETS[1]
	9/1/25-8/31/26			9/1/24-8/31/25
		SHARES	NET ASSETS	SHARES	NET ASSETS
Beginning of period		2,600,400,000	$72,621,504,216	2,154,300,000	$60,686,372,627
Total increase	+	621,650,000	39,762,779,859	446,100,000	11,935,131,589
End of period		3,222,050,000	$112,384,284,075	2,600,400,000	$72,621,504,216

[1]
For the period ended August 31, 2025, transactions in fund shares have been retroactively adjusted to reflect a 3-for-1 share split effective after the close of U.S. markets on October 10, 2024. The retroactive adjustment of the share split does not change the transaction in fund shares values.

See financial notes
Schwab U.S. Equity ETFs | Annual Holdings and Financial Statements

Schwab U.S. Equity ETFs
Financial Notes

1. Business Structure of the Funds:
Each of the funds in this report is a series of Schwab Strategic Trust (the trust), a no-load, open-end management investment company. The trust is organized as a Delaware statutory trust and is registered under the Investment Company Act of 1940, as amended (the 1940 Act).
The funds issue and redeem shares at their net asset value per share only in large blocks of shares (Creation Units). These transactions are usually in exchange for a basket of securities and/or an amount of cash. As a practical matter, only institutional investors who have entered into an authorized participant agreement purchase or redeem Creation Units. Except when aggregated in Creation Units, shares of the funds are not redeemable securities.
Individual shares of the funds trade on national securities exchanges and elsewhere during the trading day and can only be bought and sold at market prices throughout the trading day through a broker-dealer. Because fund shares trade at market prices rather than net asset value, shares may trade at a price greater than net asset value (premium) or less than net asset value (discount). A chart showing the frequency at which each fund’s daily closing market price was at a discount or premium to each fund’s net asset value can be found at www.schwabassetmanagement.com.
Each fund maintains its own account for purposes of holding assets and accounting, and is considered a separate entity for tax purposes. Within its account, each fund may also keep certain assets in segregated accounts, as required by securities law. The "Schwab Funds Complex" includes The Charles Schwab Family of Funds, Schwab Capital Trust, Schwab Investments, Schwab Annuity Portfolios, Schwab Strategic Trust and Laudus Trust.
Investment Objectives
The Schwab U.S. Broad Market ETF’s goal is to track as closely as possible, before fees and expenses, the total return of the Dow Jones U.S. Broad Stock Market Index.
The Schwab 1000 Index ETF’s goal is to track as closely as possible, before fees and expenses, the total return of the Schwab 1000 Index®.
The Schwab U.S. Large-Cap ETF’s goal is to track as closely as possible, before fees and expenses, the total return of the Dow Jones U.S. Large-Cap Total Stock Market Index.
The Schwab U.S. Large-Cap Growth ETF’s goal is to track as closely as possible, before fees and expenses, the total return of the Dow Jones U.S. Large-Cap Growth Total Stock Market Index.
The Schwab U.S. Large-Cap Value ETF’s goal is to track as closely as possible, before fees and expenses, the total return of the Dow Jones U.S. Large-Cap Value Total Stock Market Index.
The Schwab U.S. Mid-Cap ETF’s goal is to track as closely as possible, before fees and expenses, the total return of the Dow Jones U.S. Mid-Cap Total Stock Market Index.
The Schwab U.S. Small-Cap ETF’s goal is to track as closely as possible, before fees and expenses, the total return of the Dow Jones U.S. Small-Cap Total Stock Market Index.
The Schwab U.S. Dividend Equity ETF’s goal is to track as closely as possible, before fees and expenses, the total return of the Dow Jones U.S. Dividend 100™ Index.

2. Significant Accounting Policies:
The following is a summary of the significant accounting policies the funds use in their preparation of financial statements. The funds follow the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standard Codification (ASC) Topic 946 Financial Services — Investment Companies. The accounting policies are in conformity with accounting principles generally accepted in the United States of America (GAAP).
During this reporting period, the funds adopted FASB Accounting Standards Update 2023-09, Income Taxes (Topic 740): Improvements to Income Tax Disclosures (ASU 2023-09), which enhances income tax disclosures, including disclosure of income taxes paid disaggregated by jurisdiction. The adoption of ASU 2023-09 did not result in any material changes to each fund’s financial statement presentation or disclosure.

Schwab U.S. Equity ETFs | Annual Holdings and Financial Statements

Schwab U.S. Equity ETFs
Financial Notes (continued)

2. Significant Accounting Policies (continued):
The funds may invest in mutual funds and exchange-traded funds, which are referred to as "underlying funds." For more information about the underlying funds’ operations and policies, please refer to those funds’ semiannual and annual reports and holdings and financial statements, which are filed in Form N-CSR with the U.S. Securities and Exchange Commission (SEC) and available on the SEC’s website at www.sec.gov.
(a) Security Valuation:
Pursuant to Rule 2a-5 under the 1940 Act, the Board of Trustees has designated authority to a Valuation Designee, the funds’ investment adviser, to make fair valuation determinations under adopted procedures, subject to Board of Trustees oversight. The investment adviser has formed a Pricing Committee to administer the pricing and valuation of portfolio securities and other assets and liabilities as well as to ensure that prices used for internal purposes or provided by third parties reasonably reflect fair value. The Valuation Designee may utilize independent pricing services, quotations from securities and financial instrument dealers and other market sources to determine fair value.
Securities held in each fund’s portfolio are valued every business day. The following valuation policies and procedures are used by the Valuation Designee to value various types of securities:
● Securities traded on an exchange or over-the-counter: Traded securities are valued at the closing value for the day, or, on days when no closing value has been reported, at the mean of the most recent bid and ask quotes.
● Futures contracts: Futures contracts are valued at their settlement prices as of the close of their exchanges.
● Mutual funds: Mutual funds are valued at their respective net asset values.
● Securities for which no quoted value is available: The Valuation Designee has adopted procedures to fair value a fund’s securities when market prices are not “readily available” or are unreliable. For example, a security may be fair valued when it’s de-listed or its trading is halted or suspended; when a security’s primary pricing source is unable or unwilling to provide a price; or when a security’s primary trading market is closed during regular market hours. Fair value determinations are made in good faith in accordance with adopted valuation procedures. The Valuation Designee considers a number of factors, including unobservable market inputs, when arriving at fair value. The Valuation Designee may employ methods such as the review of related or comparable assets or liabilities, related market activities, recent transactions, market multiples, book values, transactional back-testing, disposition analysis and other relevant information. Due to the subjective and variable nature of fair value pricing, there can be no assurance that a fund could obtain the fair value assigned to the security upon the sale of such security.
In accordance with the authoritative guidance on fair value measurements and disclosures under GAAP, the funds disclose the fair value of their investments in a hierarchy that prioritizes the significant inputs to valuation methods used to measure the fair value. The hierarchy gives the highest priority to valuations based upon unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to valuations based upon unobservable inputs that are significant to the valuation (Level 3 measurements). If inputs used to measure the financial instruments fall within different levels of the hierarchy, the categorization is based on the lowest level input that is significant to the valuation. If it is determined that either the volume and/or level of activity for an asset or liability has significantly decreased (from normal conditions for that asset or liability) or price quotations or observable inputs are not associated with orderly transactions, increased analysis and the Valuation Designee’s judgment will be required to estimate fair value.
The three levels of the fair value hierarchy are as follows:
● Level 1 — quoted prices in active markets for identical investments — Investments whose values are based on quoted market prices in active markets. These generally include active listed equities, mutual funds, exchange-traded funds and futures contracts. Mutual funds and exchange-traded funds are classified as Level 1 prices, without consideration to the classification level of the underlying securities held which could be Level 1, Level 2, or Level 3 in the fair value hierarchy.
● Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.) — Investments that trade in markets that are not considered to be active, but whose values are based on quoted market prices, dealer quotations or valuations provided by alternative pricing sources supported by observable inputs are classified as Level 2 prices. These generally include forward foreign currency exchange contracts, U.S. government and sovereign obligations, most government agency securities, investment-grade corporate bonds, certain mortgage products, less liquid listed equities, and state, municipal and provincial obligations.
Schwab U.S. Equity ETFs | Annual Holdings and Financial Statements

Schwab U.S. Equity ETFs
Financial Notes (continued)

2. Significant Accounting Policies (continued):
● Level 3 — significant unobservable inputs (including the Valuation Designee’s assumptions in determining the fair value of investments) — Investments whose values are classified as Level 3 prices have significant unobservable inputs, as they may trade infrequently or not at all. When observable prices are not readily available for these securities, one or more valuation methods are used for which sufficient and reliable data is available. The inputs used in estimating the value of Level 3 prices may include the original transaction price, quoted prices for similar securities or assets in active markets, completed or pending third-party transactions in the underlying investment or comparable issuers, and changes in financial ratios or cash flows. Level 3 prices may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated in the absence of market information. Assumptions used due to the lack of observable inputs may significantly impact the resulting fair value and therefore a fund’s results of operations.
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
The levels associated with valuing the funds’ investments are disclosed in each fund’s Portfolio Holdings.
(b) Accounting Policies for certain Portfolio Investments (if held):
Futures Contracts: Futures contracts are instruments that represent an agreement between two parties that obligates one party to buy, and the other party to sell, specific instruments at an agreed upon price on a stipulated future date. A fund must give the broker a deposit of cash and/or securities (initial margin) whenever it enters into a futures contract. The amount of the deposit may vary from one contract to another. Subsequent payments (variation margin) are made or received by a fund depending on the daily fluctuations in the value of the futures contract and are accounted for as unrealized appreciation or depreciation until the contract is closed, at which time the gains or losses are realized. Futures contracts are traded publicly on exchanges, and their value may change daily.
Securities Lending: Under the trust’s Securities Lending Program, a fund (lender) may make short-term loans of its securities to another party (borrower) to generate additional revenue for the fund. The borrower pledges collateral in the form of cash, securities issued or fully guaranteed by the U.S. government or foreign governments, or letters of credit issued by a bank. Collateral at the individual loan level is required to be maintained on a daily marked-to-market basis in an amount at least equal to the current value of the securities loaned. The lending agent provides a fund with indemnification against borrower default (the borrower fails to return the security on loan) reducing the risk of loss as a result of default. The cash collateral of securities loaned is currently invested in money market portfolios operating pursuant to Rule 2a-7 under the 1940 Act. Each fund bears the risk of loss with respect to the investment of cash collateral. The terms of the securities lending agreement allow the funds or the lending agent to terminate any loan at any given time and the securities must be returned within the earlier of the standard trade settlement period or the specified time period under the relevant securities lending agreement. Securities lending income, as disclosed in each fund’s Statement of Operations, if applicable, represents the income earned from the investment of the cash collateral plus any fees paid by borrowers, less the fees paid to the lending agent and broker rebates which are subject to adjustments pursuant to the securities lending agreement. On loans not collateralized by cash, a fee is received from the borrower, and is allocated between a fund and the lending agent. The aggregate market value of securities loaned will not at any time exceed one-third of the total assets of a fund, including collateral received from the loan. Securities lending fees paid to the unaffiliated lending agent start at 9% of gross lending revenue, with subsequent breakpoints to a low of 5%. In this context, the gross lending revenue equals the income received from the investment of cash collateral and fees paid by borrowers less any rebates paid to the borrowers. Any expenses charged by the cash collateral fund are in addition to these fees. All remaining revenue is retained by the fund, as applicable. No portion of lending revenue is paid to or retained by the investment adviser or any of its affiliates.
As of August 31, 2026, the funds, except for the Schwab U.S. Large-Cap Growth ETF and Schwab U.S. Dividend Equity ETF, had securities on loan, all of which were classified as common stocks. The value of securities on loan and the related collateral as of August 31, 2026, are disclosed in each fund’s Portfolio Holdings and Statement of Assets and Liabilities.
Passive Foreign Investment Companies: Certain funds may own shares in certain foreign corporations that meet the Internal Revenue Code, as amended, definition of a Passive Foreign Investment Company (PFIC). The funds may elect for tax purposes to mark-to-market annually the shares of each PFIC lot held and would be required to distribute as ordinary income to shareholders any such marked-to-market gains (as well as any gains realized on sale).
(c) Security Transactions:
Security transactions are recorded as of the date the order to buy or sell the security is executed. Realized gains and losses from security transactions are based on the identified costs of the securities involved.

Schwab U.S. Equity ETFs | Annual Holdings and Financial Statements

Schwab U.S. Equity ETFs
Financial Notes (continued)

2. Significant Accounting Policies (continued):
When a fund closes out a futures contract position, it calculates the difference between the value of the position at the beginning and at the end of the contract, and records a realized gain or loss accordingly.
(d) Investment Income:
Interest income is recorded as it accrues. Dividends and distributions from portfolio securities and underlying funds are recorded on the date they are effective (the ex-dividend date), although the funds record certain foreign security dividends on the date the ex-dividend date is confirmed. Non-cash dividends in the form of additional securities are recorded on the ex-dividend date at fair value, if any. Any distributions from underlying funds are recorded in accordance with the character of the distributions as designated by the underlying funds.
Income received from foreign sources may result in withholding tax. Withholding taxes are accrued at the same time as the related income if the tax rate is fixed and known, unless a tax withheld is reclaimable from the local tax authorities and there are no significant uncertainties on collectibility in which case it is recorded as receivable. If the tax rate is not known or estimable, such expense or reclaim receivable is recorded when the net proceeds are received. Foreign withholding tax expensed during the period, if any, is disclosed in Dividends received from securities — unaffiliated issuers (net of foreign withholding tax) in the Statement of Operations and is representative of taxes paid during the period.
(e) Expenses:
Pursuant to the Amended and Restated Advisory Agreement between the investment adviser and the trust, the investment adviser pays the operating expenses of each fund, excluding acquired fund fees and expenses, taxes, any brokerage expenses, and extraordinary or non-routine expenses. Taxes, any brokerage expenses and extraordinary or non-routine expenses that are specific to a fund are charged directly to the fund. Acquired fund fees and expenses are indirect expenses incurred by a fund through its investments in underlying funds and are reflected in the net asset values of the underlying funds.
(f) Distributions to Shareholders:
The funds make distributions from net investment income, if any, quarterly and from net realized capital gains, if any, once a year. To receive a distribution, you must be a registered shareholder on the record date. Distributions are paid to shareholders on the payable date.
(g) Accounting Estimates:
The accounting policies described in this report conform to GAAP. Notwithstanding this, shareholders should understand that in order to follow these principles, fund management has to make estimates and assumptions that affect the information reported in the financial statements. It’s possible that once the results are known, they may turn out to be different from these estimates and these differences may be material.
(h) Federal Income Taxes:
The funds intend to meet federal income and excise tax requirements for regulated investment companies under subchapter M of the Internal Revenue Code, as amended. Accordingly, the funds distribute substantially all of their net investment income and net realized capital gains, if any, to their shareholders each year. As long as a fund meets the tax requirements, it is not required to pay federal income tax. The funds did not pay any federal taxes during the period.
(i) Segment Reporting:
An operating segment is defined in ASC Topic 280 Segment Reporting as a component of a public entity that engages in business activities from which it may recognize revenues and incur expenses, has operating results that are regularly reviewed by the public entity’s chief operating decision maker (CODM) to make decisions about resources to be allocated to the segment and assess its performance, and has discrete financial information available.
The management committee of each fund’s investment adviser acts as the funds’ CODM. The CODM has determined that each fund operates as a single operating segment given each fund has a single defined investment strategy disclosed in its respective prospectus. The discrete financial information in the form of each fund’s portfolio composition, total returns, expense ratios and changes in net assets (i.e., changes in net assets resulting from operations, shares sold and shares redeemed), which is used by the CODM to assess performance against the prospectus and to make resource allocation decisions with respect to the funds, is presented within each fund’s financial statements.
Schwab U.S. Equity ETFs | Annual Holdings and Financial Statements

Schwab U.S. Equity ETFs
Financial Notes (continued)

2. Significant Accounting Policies (continued):
(j) Indemnification:
Under the funds’ organizational documents, the officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the funds. In addition, in the normal course of business the funds enter into contracts with their vendors and others that provide general indemnifications. The funds’ maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the funds. However, based on experience, the funds expect the risk of loss attributable to these arrangements to be remote.

3. Affiliates and Affiliated Transactions:
Investment Adviser
Charles Schwab Investment Management, Inc., dba Schwab Asset Management, a wholly owned subsidiary of The Charles Schwab Corporation, serves as each fund’s investment adviser pursuant to the Amended and Restated Advisory Agreement between the investment adviser and the trust.
For its advisory services to the funds, the investment adviser is entitled to receive an annual fee, payable monthly, based on a percentage of each fund’s average daily net assets as follows:
SCHWAB U.S. BROAD MARKET ETF	SCHWAB 1000 INDEX ETF	SCHWAB U.S. LARGE-CAP ETF	SCHWAB U.S. LARGE-CAP GROWTH ETF	SCHWAB U.S. LARGE-CAP VALUE ETF	SCHWAB U.S. MID-CAP ETF	SCHWAB U.S. SMALL-CAP ETF	SCHWAB U.S. DIVIDEND EQUITY ETF
0.03%	0.03%	0.03%	0.04%	0.04%	0.03%*	0.03%**	0.06%
* Prior to June 11, 2026, the annual fee of the Schwab U.S. Mid-Cap ETF was 0.04%. For the period ended August 31, 2026, the aggregate advisory fee paid to the investment adviser was 0.04%.
** Prior to June 11, 2026, the annual fee of the Schwab U.S. Small-Cap ETF was 0.04%. For the period ended August 31, 2026, the aggregate advisory fee paid to the investment adviser was 0.04%.

Schwab U.S. Equity ETFs | Annual Holdings and Financial Statements

Schwab U.S. Equity ETFs
Financial Notes (continued)

3. Affiliates and Affiliated Transactions (continued):
Investments from Affiliates
Funds in the Schwab Funds Complex may own shares of other funds in the Schwab Funds Complex. The table below reflects the percentage of shares of each fund in this report that is owned by other funds in the Schwab Funds Complex as of August 31, 2026, as applicable:
UNDERLYING FUNDS
	SCHWAB U.S. LARGE-CAP ETF	SCHWAB U.S. SMALL-CAP ETF	SCHWAB U.S. DIVIDEND EQUITY ETF
Schwab Monthly Income Fund - Flexible Payout	— %	— %	0.0%*
Schwab Monthly Income Fund - Income Payout	— %	— %	0.0%*
Schwab Monthly Income Fund - Target Payout	— %	— %	0.0%*
Schwab Target 2010 Index Fund	0.0%*	0.0%*	— %
Schwab Target 2015 Index Fund	0.0%*	0.0%*	— %
Schwab Target 2020 Index Fund	0.1%	0.0%*	— %
Schwab Target 2025 Index Fund	0.3%	0.1%	— %
Schwab Target 2030 Index Fund	0.9%	0.2%	— %
Schwab Target 2035 Index Fund	0.9%	0.3%	— %
Schwab Target 2040 Index Fund	1.1%	0.3%	— %
Schwab Target 2045 Index Fund	0.8%	0.3%	— %
Schwab Target 2050 Index Fund	1.2%	0.4%	— %
Schwab Target 2055 Index Fund	0.8%	0.3%	— %
Schwab Target 2060 Index Fund	1.0%	0.4%	— %
Schwab Target 2065 Index Fund	0.4%	0.1%	— %
Schwab Target 2070 Index Fund	0.0%*	0.0%*	— %
Schwab VIT Balanced Portfolio	0.0%*	0.0%*	— %
Schwab VIT Balanced with Growth Portfolio	0.1%	0.0%*	— %
Schwab VIT Growth Portfolio	0.1%	0.1%	— %

*	Less than 0.05%
Interfund Transactions
The funds may engage in direct transactions with other funds in the Schwab Funds Complex in accordance with procedures adopted by the Board of Trustees pursuant to Rule 17a-7 under the 1940 Act. When one fund is seeking to sell a security that another fund is seeking to buy, an interfund transaction can allow both funds to benefit by reducing transaction costs while allowing each fund to execute the transaction at the current market price. This practice is limited to funds that share the same investment adviser. The net realized gains or losses on sales of interfund transactions, if any, are recorded in Net realized gains (losses) on sales of securities — unaffiliated issuers in the Statement of Operations. For the period ended August 31, 2026, each fund’s purchases and sales of securities with other funds in the Schwab Funds Complex as well as any net realized gains (losses) were as follows:
	PURCHASE COST	SALE PROCEEDS	NET REALIZED GAINS (LOSSES)
Schwab U.S. Broad Market ETF	$174,276,318	$219,866,157	($116,721,338 )
Schwab 1000 Index ETF	44,876,738	31,265,132	(12,075,249)
Schwab U.S. Large-Cap ETF	403,995,287	485,747,579	(217,647,170)
Schwab U.S. Large-Cap Growth ETF	1,338,444,729	1,455,199,175	(352,152,630)
Schwab U.S. Large-Cap Value ETF	706,317,286	416,715,137	(94,886,676)
Schwab U.S. Mid-Cap ETF	342,433,426	534,714,286	(136,153,487)
Schwab U.S. Small-Cap ETF	488,260,796	963,307,089	(53,607,630)
Schwab U.S. Dividend Equity ETF	353,040,207	367,353,708	(49,619,616)
Schwab U.S. Equity ETFs | Annual Holdings and Financial Statements

Schwab U.S. Equity ETFs
Financial Notes (continued)

3. Affiliates and Affiliated Transactions (continued):
Interfund Borrowing and Lending
Pursuant to an exemptive order issued by the SEC, the funds may enter into interfund borrowing and lending transactions with other funds in the Schwab Funds Complex. All loans are for temporary or emergency purposes and the interest rate to be charged will be the average of the overnight repurchase agreement rate and the short-term bank loan rate. All loans are subject to numerous conditions designed to ensure fair and equitable treatment of all participating funds. The interfund lending facility is subject to the oversight and periodic review by the Board of Trustees. The funds had no interfund borrowing or lending activity during the period.

4. Board of Trustees:
The Board of Trustees may include people who are officers and/or directors of the investment adviser or its affiliates. Federal securities law limits the percentage of such “interested persons” who may serve on a trust’s board, and the trust was in compliance with these limitations throughout the report period. The funds did not pay any interested persons or non-interested persons (independent trustees). The independent trustees are paid by the investment adviser pursuant to the Amended and Restated Advisory Agreement where the investment adviser pays the operational expenses of each fund which includes trustee fees.

5. Borrowing from Banks:
During the period, the funds were participants with other funds in the Schwab Funds Complex in a joint, syndicated, committed $1.2 billion line of credit (the Syndicated Credit Facility), which matured on September 25, 2025. On September 25, 2025, the Syndicated Credit Facility was amended to run for a new 28 day period with the line of credit amount remaining unchanged, maturing on October 23, 2025. On October 23, 2025, the Syndicated Credit Facility was amended to run for a new 364 day period with the line of credit amount remaining unchanged, maturing on October 22, 2026. Under the terms of the Syndicated Credit Facility, in addition to the investment adviser paying the interest charged on any borrowings by a fund, the investment adviser paid a commitment fee of 0.15% per annum on the funds’ proportionate share of the unused portion of the Syndicated Credit Facility.
During the period, the funds were participants with other funds in the Schwab Funds Complex in a joint, unsecured, uncommitted $400 million line of credit (the Uncommitted Credit Facility) with State Street Bank and Trust Company, which matured on September 25, 2025. On September 25, 2025, the Uncommitted Credit Facility was amended to run for a new 28 day period with the line of credit amount remaining unchanged, maturing on October 23, 2025. On October 23, 2025, the Uncommitted Credit Facility was amended to run for a new 364 day period with the line of credit amount remaining unchanged, maturing on October 22, 2026. Under the terms of the Uncommitted Credit Facility, the investment adviser pays interest on the amount a fund borrows. There were no borrowings by any of the funds from either line of credit during the period.
The funds also have access to custodian overdraft facilities. A fund may have utilized the overdraft facility and incurred an interest expense, which is paid by the investment adviser, if any. The interest expense is determined based on a negotiated rate above the current Federal Funds Rate.

6. Derivatives:
Certain funds entered into futures contracts during the report period to equitize available cash.
As of August 31, 2026, the Statement of Assets and Liabilities included the following financial derivative instrument fair values held at period end:
	EQUITY CONTRACTS	TOTAL
Asset Derivatives
Schwab U.S. Large-Cap Growth ETF
Futures Contracts[1]	$35,756	$35,756

[1]
Includes cumulative unrealized appreciation of futures contracts as reported in each fund’s Portfolio Holdings. Only current day’s variation margin on futures contracts is reported in the Statement of Assets and Liabilities.

Schwab U.S. Equity ETFs | Annual Holdings and Financial Statements

Schwab U.S. Equity ETFs
Financial Notes (continued)

6. Derivatives (continued):
Liability Derivatives
Schwab U.S. Broad Market ETF
Futures Contracts[1]	($223,592 )	($223,592 )
Schwab 1000 Index ETF
Futures Contracts[1]	(58,262)	(58,262)
Schwab U.S. Large-Cap ETF
Futures Contracts[1]	(361,608)	(361,608)
Schwab U.S. Large-Cap Growth ETF
Futures Contracts[1]	(595)	(595)
Schwab U.S. Large-Cap Value ETF
Futures Contracts[1]	(242,683)	(242,683)
Schwab U.S. Mid-Cap ETF
Futures Contracts[1]	(291,569)	(291,569)
Schwab U.S. Small-Cap ETF
Futures Contracts[1]	(401,820)	(401,820)
Schwab U.S. Dividend Equity ETF
Futures Contracts[1]	(1,693,713)	(1,693,713)

[1]
Includes cumulative unrealized depreciation of futures contracts as reported in each fund’s Portfolio Holdings. Only current day’s variation margin on futures contracts is reported in the Statement of Assets and Liabilities.

The effects of the derivative contracts in the Statement of Operations for the period ended August 31, 2026, were:
	EQUITY CONTRACTS	TOTAL
Net Realized Gains (Losses)
Schwab U.S. Broad Market ETF
Futures Contracts[1]	$8,275,165	$8,275,165
Schwab 1000 Index ETF
Futures Contracts[1]	917,176	917,176
Schwab U.S. Large-Cap ETF
Futures Contracts[1]	8,279,161	8,279,161
Schwab U.S. Large-Cap Growth ETF
Futures Contracts[1]	10,054,370	10,054,370
Schwab U.S. Large-Cap Value ETF
Futures Contracts[1]	3,173,481	3,173,481
Schwab U.S. Mid-Cap ETF
Futures Contracts[1]	2,059,502	2,059,502
Schwab U.S. Small-Cap ETF
Futures Contracts[1]	5,327,975	5,327,975
Schwab U.S. Dividend Equity ETF
Futures Contracts[1]	42,280,495	42,280,495

[1]	Statement of Operations location: Net realized gains (losses) on futures contracts.

Schwab U.S. Equity ETFs | Annual Holdings and Financial Statements

Schwab U.S. Equity ETFs
Financial Notes (continued)

6. Derivatives (continued):
Net Change in Unrealized Appreciation (Depreciation)
Schwab U.S. Broad Market ETF
Futures Contracts[1]	($606,042 )	($606,042 )
Schwab 1000 Index ETF
Futures Contracts[1]	(140,203)	(140,203)
Schwab U.S. Large-Cap ETF
Futures Contracts[1]	(524,042)	(524,042)
Schwab U.S. Large-Cap Growth ETF
Futures Contracts[1]	134,204	134,204
Schwab U.S. Large-Cap Value ETF
Futures Contracts[1]	(681,859)	(681,859)
Schwab U.S. Mid-Cap ETF
Futures Contracts[1]	(453,904)	(453,904)
Schwab U.S. Small-Cap ETF
Futures Contracts[1]	(422,202)	(422,202)
Schwab U.S. Dividend Equity ETF
Futures Contracts[1]	(3,289,270)	(3,289,270)

[1]	Statement of Operations location: Net change in unrealized appreciation (depreciation) on futures contracts.
During the period ended August 31, 2026, the month-end average notional amounts of futures contracts held by the funds and the month-end average number of contracts held were as follows:
	NOTIONAL AMOUNTS	NUMBER OF CONTRACTS
Schwab U.S. Broad Market ETF	$44,414,681	147
Schwab 1000 Index ETF	5,936,256	17
Schwab U.S. Large-Cap ETF	74,077,947	209
Schwab U.S. Large-Cap Growth ETF	40,226,393	77
Schwab U.S. Large-Cap Value ETF	23,107,840	91
Schwab U.S. Mid-Cap ETF	18,301,006	51
Schwab U.S. Small-Cap ETF	27,994,353	209
Schwab U.S. Dividend Equity ETF	167,566,098	652

7. Purchases and Sales of Investment Securities:
For the period ended August 31, 2026, purchases and sales of securities (excluding in-kind transactions and short-term obligations) were as follows:
	PURCHASES OF SECURITIES	SALES OF SECURITIES
Schwab U.S. Broad Market ETF	$1,540,136,245	$1,207,495,716
Schwab 1000 Index ETF	207,996,542	165,367,590
Schwab U.S. Large-Cap ETF	2,410,480,653	2,033,652,582
Schwab U.S. Large-Cap Growth ETF	9,681,147,903	9,256,944,842
Schwab U.S. Large-Cap Value ETF	1,440,638,889	1,375,851,330
Schwab U.S. Mid-Cap ETF	2,778,627,718	2,436,909,371
Schwab U.S. Small-Cap ETF	3,773,629,824	2,850,110,331
Schwab U.S. Dividend Equity ETF	34,282,177,413	33,566,964,313

Schwab U.S. Equity ETFs | Annual Holdings and Financial Statements

Schwab U.S. Equity ETFs
Financial Notes (continued)

 8. In-Kind Transactions:
The consideration for the purchase of Creation Units of a fund consists of the in-kind deposit of a designated portfolio of equity securities, which constitutes an optimized representation of the securities involved in the fund’s underlying index, and an amount of cash. Investors purchasing and redeeming Creation Units are subject to a standard creation transaction fee and a standard redemption transaction fee paid to the custodian to offset transfer and other transaction costs associated with the issuance and redemption of Creation Units. Purchasers and redeemers of Creation Units for cash are subject to an additional variable charge paid to the fund that will offset the transaction costs to the fund of buying or selling portfolio securities. Variable charges are recorded in the Transactions In Fund Shares section in the Statement of Changes in Net Assets and generally have no effect on the net asset value per share. In addition, purchasers and redeemers of shares in Creation Units are responsible for payment of the costs of transferring securities to or out of the fund. From time to time, the investment adviser may cover the cost of any transaction fees when believed to be in the best interests of a fund.
The in-kind transactions for the period ended August 31, 2026, were as follows:
	IN-KIND PURCHASES OF SECURITIES	IN-KIND SALES OF SECURITIES
Schwab U.S. Broad Market ETF	$1,787,171,372	$328,576,451
Schwab 1000 Index ETF	556,688,764	114,725,141
Schwab U.S. Large-Cap ETF	5,534,439,316	1,887,254,415
Schwab U.S. Large-Cap Growth ETF	12,124,035,670	6,087,189,468
Schwab U.S. Large-Cap Value ETF	1,526,649,198	1,810,758,697
Schwab U.S. Mid-Cap ETF	2,211,633,377	1,994,578,908
Schwab U.S. Small-Cap ETF	2,172,536,327	2,857,532,419
Schwab U.S. Dividend Equity ETF	42,963,800,071	23,413,640,421
For the period ended August 31, 2026, the funds may realize net capital gains or losses resulting from in-kind redemptions of Creation Units. Because such gains or losses are not taxable to the funds and are not distributed to existing fund shareholders, the gains or losses are reclassified from accumulated net realized gains or losses to capital received from investors at the end of the funds’ tax year. These reclassifications have no effect on net assets or net asset values. The net realized gains or losses on sales of in-kind redemptions for the period ended August 31, 2026, if any, are disclosed in each fund’s Statement of Operations.
As described in each fund’s registration statement, when an investor is unable to deliver all or a portion of the in-kind basket of securities associated with a purchase of Creation Units or is unable to deliver all or a portion of the ETF shares associated with a redemption of Creation Units, the investor must pledge cash collateral on a daily marked-to-market basis in an amount at least equal to the market value of the missing securities or ETF shares. The trust, on behalf of the funds, is permitted to utilize the collateral to purchase the missing shares or acquire the securities at any time and the investor is liable for all costs associated with such purchases. Cash collateral amounts, if any, are disclosed in each fund’s Statement of Assets and Liabilities.

9. Federal Income Taxes:
As of August 31, 2026, the tax basis cost of the funds’ investments and gross unrealized appreciation and depreciation were as follows:
	TAX COST	GROSS UNREALIZED APPRECIATION	GROSS UNREALIZED DEPRECIATION	NET UNREALIZED APPRECIATION (DEPRECIATION)
Schwab U.S. Broad Market ETF	$19,327,804,548	$26,181,401,037	($872,228,955 )	$25,309,172,082
Schwab 1000 Index ETF	3,253,462,912	2,744,626,217	(142,436,201)	2,602,190,016
Schwab U.S. Large-Cap ETF	38,554,907,902	37,103,248,918	(1,527,986,447)	35,575,262,471
Schwab U.S. Large-Cap Growth ETF	37,398,628,255	26,496,550,612	(872,184,895)	25,624,365,717
Schwab U.S. Large-Cap Value ETF	9,904,451,508	6,357,226,197	(605,886,326)	5,751,339,871
Schwab U.S. Mid-Cap ETF	10,552,711,539	5,202,714,627	(875,469,806)	4,327,244,821
Schwab U.S. Small-Cap ETF	17,000,419,907	8,548,170,584	(2,754,328,985)	5,793,841,599
Schwab U.S. Dividend Equity ETF	93,576,973,835	20,035,739,038	(1,339,730,287)	18,696,008,751
The primary differences between book basis and tax basis unrealized appreciation or unrealized depreciation of investments are the tax deferral of losses on wash sales, the realization for tax purposes of unrealized appreciation or depreciation on futures contracts
Schwab U.S. Equity ETFs | Annual Holdings and Financial Statements

Schwab U.S. Equity ETFs
Financial Notes (continued)

9. Federal Income Taxes (continued):
and the realization for tax purposes of unrealized appreciation on investments in PFICs. The tax cost of the funds’ investments, disclosed above, have been adjusted from their book amounts to reflect these unrealized appreciation or depreciation differences, as applicable.
As of August 31, 2026, the components of distributable earnings on a tax basis were as follows:
	UNDISTRIBUTED ORDINARY INCOME	NET UNREALIZED APPRECIATION (DEPRECIATION) ON INVESTMENTS	CAPITAL LOSS CARRYFORWARDS AND OTHER LOSSES	TOTAL
Schwab U.S. Broad Market ETF	$85,676,825	$25,309,172,082	($805,356,610 )	$24,589,492,297
Schwab 1000 Index ETF	10,875,873	2,602,190,016	(101,142,996)	2,511,922,893
Schwab U.S. Large-Cap ETF	138,681,900	35,575,262,471	(1,277,176,860)	34,436,767,511
Schwab U.S. Large-Cap Growth ETF	38,328,042	25,624,365,717	(1,598,247,988)	24,064,445,771
Schwab U.S. Large-Cap Value ETF	53,196,643	5,751,339,871	(712,414,281)	5,092,122,233
Schwab U.S. Mid-Cap ETF	57,606,299	4,327,244,821	(1,718,816,637)	2,666,034,483
Schwab U.S. Small-Cap ETF	49,748,723	5,793,841,599	(1,990,969,387)	3,852,620,935
Schwab U.S. Dividend Equity ETF	525,605,611	18,696,008,751	(7,507,510,832)	11,714,103,530
Capital loss carryforwards have no expiration and may be used to offset future realized capital gains for federal income tax purposes. As of August 31, 2026, the funds had capital loss carryforwards available as follows:

Schwab U.S. Broad Market ETF	$805,356,610
Schwab 1000 Index ETF	101,142,996
Schwab U.S. Large-Cap ETF	1,277,176,860
Schwab U.S. Large-Cap Growth ETF	1,598,247,988
Schwab U.S. Large-Cap Value ETF	712,414,281
Schwab U.S. Mid-Cap ETF	1,718,816,637
Schwab U.S. Small-Cap ETF	1,990,969,387
Schwab U.S. Dividend Equity ETF	7,507,510,832
The tax basis components of distributions paid during the current and prior fiscal years were as follows:
	CURRENT FISCAL YEAR END DISTRIBUTIONS	PRIOR FISCAL YEAR END DISTRIBUTIONS
	ORDINARY INCOME	ORDINARY INCOME
Schwab U.S. Broad Market ETF	$440,201,010	$409,095,490
Schwab 1000 Index ETF	55,940,980	48,800,210
Schwab U.S. Large-Cap ETF	719,078,440	632,200,320
Schwab U.S. Large-Cap Growth ETF	217,088,505	156,290,435
Schwab U.S. Large-Cap Value ETF	288,975,515	266,419,235
Schwab U.S. Mid-Cap ETF	181,830,970	166,318,430
Schwab U.S. Small-Cap ETF	241,075,545	274,836,015
Schwab U.S. Dividend Equity ETF	2,864,348,770	2,469,946,295
Distributions paid to shareholders are based on net investment income and net realized gains determined on a tax basis, which may differ from net investment income and net realized gains for financial reporting purposes. These differences reflect the differing character of certain income items and net realized gains and losses for financial statement and tax purposes, and may result in reclassification among certain capital accounts in the financial statements. The funds may also designate a portion of the amount paid to redeeming shareholders as a distribution for tax purposes.
Permanent book and tax basis differences may result in reclassifications between components of net assets as required. The adjustments will have no impact on net assets or the results of operations.

Schwab U.S. Equity ETFs | Annual Holdings and Financial Statements

Schwab U.S. Equity ETFs
Financial Notes (continued)

9. Federal Income Taxes (continued):
As of August 31, 2026, management has reviewed the tax positions for open periods (for federal purposes, three years from the date of filing and for state purposes, four years from the date of filing) as applicable to the funds, and has determined that no provision for income tax is required in the funds’ financial statements. During the fiscal year ended August 31, 2026, the funds did not incur any interest or penalties.

10. Share Splits:
Effective September 25, 2024, the Board of Trustees authorized the following share splits for the below funds:
Fund	Share Split Ratio
Schwab U.S. Broad Market ETF	3-for-1
Schwab 1000 Index ETF	2-for-1
Schwab U.S. Large-Cap ETF	3-for-1
Schwab U.S. Large-Cap Growth ETF	4-for-1
Schwab U.S. Large-Cap Value ETF	3-for-1
Schwab U.S. Mid-Cap ETF	3-for-1
Schwab U.S. Small-Cap ETF	2-for-1
Schwab U.S. Dividend Equity ETF	3-for-1

These share splits applied to shareholders of record as of the close of U.S. markets on October 9, 2024, and paid after the close of U.S. markets on October 10, 2024. Shares began trading at their post-split price on October 11, 2024. These share splits increased the number of shares outstanding and decreased the NAV per share. The share splits did not change the total market value of a shareholder’s investment. The Financial Highlights and Statement of Changes in Net Assets for the funds have been retroactively adjusted to reflect the share split in the prior periods presented.

11. Subsequent Events:
Management has determined there are no subsequent events or transactions through the date the financial statements were issued that would have materially impacted the financial statements as presented.
Schwab U.S. Equity ETFs | Annual Holdings and Financial Statements

Schwab U.S. Equity ETFs
Report of Independent Registered Public Accounting Firm

To the Board of Trustees of Schwab Strategic Trust and Shareholders of Schwab U.S. Broad Market ETF, Schwab 1000 Index ETF, Schwab U.S. Large-Cap ETF, Schwab U.S. Large-Cap Growth ETF, Schwab U.S. Large-Cap Value ETF, Schwab U.S. Mid-Cap ETF, Schwab U.S. Small-Cap ETF, and Schwab U.S. Dividend Equity ETF:
Opinion on the Financial Statements and Financial Highlights
We have audited the accompanying statements of assets and liabilities, including the portfolio holdings, of Schwab U.S. Broad Market ETF, Schwab 1000 Index ETF, Schwab U.S. Large-Cap ETF, Schwab U.S. Large-Cap Growth ETF, Schwab U.S. Large-Cap Value ETF, Schwab U.S. Mid-Cap ETF, Schwab U.S. Small-Cap ETF, and Schwab U.S. Dividend Equity ETF (the “Funds”), eight of the funds constituting Schwab Strategic Trust, as of August 31, 2026, the related statements of operations for the year then ended, statements of changes in net assets for each of the two years in the period then ended, financial highlights for each of the five years in the period then ended, and the related notes (collectively referred to as the “financial statements and financial highlights”). In our opinion, the financial statements and financial highlights present fairly, in all material respects, the financial position of each of the Funds as of August 31, 2026, and the results of their operations for the year then ended, the changes in their net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These financial statements and financial highlights are the responsibility of the Funds’ management. Our responsibility is to express an opinion on the Funds’ financial statements and financial highlights based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement, whether due to error or fraud. The Funds are not required to have, nor were we engaged to perform, an audit of their internal control over financial reporting. As part of our audits, we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Funds’ internal control over financial reporting. Accordingly, we express no such opinion.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements and financial highlights, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and financial highlights. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements and financial highlights. Our procedures included confirmation of securities owned as of August 31, 2026, by correspondence with the custodian and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.
Deloitte & Touche LLP
Denver, Colorado
October 19, 2026
We have served as the auditor of one or more investment companies in the Schwab Funds Complex since 2020.

Schwab U.S. Equity ETFs | Annual Holdings and Financial Statements

Changes in and Disagreements with Accountants for Open-End Management Investment Companies

Not applicable.
Schwab U.S. Equity ETFs | Annual Holdings and Financial Statements

Proxy Disclosures for Open-End Management Investment Companies

Not applicable.

Schwab U.S. Equity ETFs | Annual Holdings and Financial Statements

Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies

The remuneration paid to directors, officers and others is included under Item 7 (Financial Statements and Financial Highlights for Open-End Management Investment Companies).
Schwab U.S. Equity ETFs | Annual Holdings and Financial Statements

Schwab U.S. Equity ETFs
Investment Advisory Agreement Approval

The Investment Company Act of 1940, as amended (the 1940 Act), requires that the continuation of a fund’s investment advisory agreement must be specifically approved (1) by the vote of the trustees or by a vote of the shareholders of the fund, and (2) by the vote of a majority of the trustees who are not parties to the investment advisory agreement or “interested persons” of any party thereto (the Independent Trustees), cast in person at a meeting called for the purpose of voting on such approval. In connection with such approvals, the fund’s trustees must request and evaluate, and the investment adviser is required to furnish, such information as may be reasonably necessary to evaluate the terms of the investment advisory agreement.
The Board of Trustees (the Board or the Trustees, as appropriate) calls and holds one or more meetings each year that are dedicated, in whole or in part, to considering whether to renew the investment advisory agreement (the Agreement) between Schwab Strategic Trust (the Trust) and Charles Schwab Investment Management, Inc. (dba Schwab Asset Management) (the investment adviser) with respect to the existing funds in the Trust, including Schwab U.S. Broad Market ETF, Schwab U.S. Large-Cap ETF, Schwab U.S. Large-Cap Growth ETF, Schwab U.S. Large-Cap Value ETF, Schwab U.S. Mid-Cap ETF, Schwab U.S. Small-Cap ETF, Schwab U.S. Dividend Equity ETF and Schwab 1000 Index ETF (the Funds), and to review certain other agreements pursuant to which the investment adviser provides investment advisory services to certain other registered investment companies. In preparation for the meeting(s), the Board requests and reviews a wide variety of materials provided by the investment adviser, including information about the investment adviser’s affiliates, personnel, business goals and priorities, profitability, oversight of third-party service providers, corporate structure and operations. As part of the renewal process, the Independent Trustees’ legal counsel, on behalf of the Independent Trustees, sends an information request letter to the investment adviser seeking certain relevant information. The responses by the investment adviser are provided to the Trustees in the Board materials for their review prior to their meeting, and the Trustees are provided with the opportunity to request any additional materials. The Board also receives data provided by an independent provider of investment company data. This information is in addition to the detailed information about the Funds that the Board reviews during the course of each year, including information that relates to the Funds’ operations and performance, legal and compliance matters, risk management, portfolio turnover, and sales and marketing activity. In considering the renewal, the Independent Trustees receive advice from Independent Trustees’ legal counsel, including a memorandum regarding the responsibilities of trustees for the approval of investment advisory agreements. In addition, the Independent Trustees participate in question and answer sessions with representatives of the investment adviser and meet in executive session outside the presence of Fund management.
The Board, including a majority of the Independent Trustees, considered information specifically relating to the continuance of the Agreement with respect to the Funds at meetings held on May 6, 2026 and June 10, 2026, and approved the renewal of the Agreement with respect to the Funds for an additional one-year term at the meeting on June 10, 2026 called for the purpose of voting on such approval. The renewal of the Agreement was subject to an amendment that reduced the advisory fees paid by each of the Schwab U.S. Mid-Cap ETF and Schwab U.S. Small-Cap ETF to the investment adviser as compensation for the services rendered to such Fund by the investment adviser, and otherwise continued the existing terms of the Agreement.
The Board’s approval of the continuance of the Agreement, as amended, with respect to the Funds was based on consideration and evaluation of a variety of specific factors discussed at these meetings and at prior meetings, including:
1.
the nature, extent and quality of the services provided to each Fund under the Agreement, including the resources of the investment adviser and its affiliates dedicated to the Funds;
2.
each Fund’s investment performance and how it compared to that of certain other comparable exchange-traded funds and benchmark data;
3.
each Fund’s expenses and how those expenses compared to those of certain other similar exchange-traded funds;
4.
the profitability of the investment adviser and its affiliates, including Charles Schwab & Co., Inc. (Schwab), with respect to each Fund, including both direct and indirect benefits accruing to the investment adviser and its affiliates; and
5.
the extent to which economies of scale would be realized as each Fund grows and whether fee levels in the Agreement reflect those economies of scale for the benefit of Fund investors.
Nature, Extent and Quality of Services. The Board considered the nature, extent and quality of the services provided by the investment adviser to the Funds and the resources of the investment adviser and its affiliates dedicated to the Funds. In this regard, the Trustees evaluated, among other things, the investment adviser’s experience, track record, compliance program, resources dedicated to hiring and retaining skilled personnel and specialized talent, and information security resources. The Trustees also considered information provided by the investment adviser relating to services and support provided with respect to the Funds’ portfolio management

Schwab U.S. Equity ETFs | Annual Holdings and Financial Statements

Schwab U.S. Equity ETFs
team, portfolio strategy, and internal investment guidelines, as well as trading infrastructure, liquidity management, product design and analysis, shareholder communications, securities valuation, and vendor and risk oversight. The Trustees also considered the investment adviser’s continued investment in its infrastructure, including the investment adviser’s technology and use of data (including artificial intelligence tools), business continuity, cybersecurity, due diligence, risk management processes, and information security programs. The Trustees considered Schwab’s overall financial condition and its reputation as a full service brokerage firm, as well as the wide range of products, services and account features that benefit Fund shareholders who are brokerage clients of Schwab. Following such evaluation, the Board concluded, within the context of its full deliberations, that the nature, extent and quality of services provided by the investment adviser to the Funds and the resources of the investment adviser and its affiliates dedicated to the Funds supported renewal of the Agreement, as amended, with respect to the Funds.
Fund Performance. The Board considered each Fund’s performance in determining whether to renew the Agreement with respect to such Fund. Specifically, the Trustees considered each Fund’s performance relative to a peer category of other exchange-traded funds and applicable indices/benchmarks, in light of total return and the market environment, as well as in consideration of each Fund’s investment style and strategy. As part of this review, the Trustees considered the composition of the peer category, selection criteria and the reputation of the independent provider of investment company data who prepared the peer category analysis. In evaluating the performance of each Fund, the Trustees considered the risk profile for such Fund and such Fund’s demonstrated performance in tracking its benchmark index. The Trustees noted that the Funds had closely tracked their respective indexes in 2025, with all of the Funds performing in their expected performance ranges. The Trustees further considered the level of Fund performance in the context of their review of Fund expenses and the investment adviser’s profitability discussed below and also noted that the Board and a designated committee of the Board review performance throughout the year. Although the Schwab U.S. Dividend Equity ETF had performance that ranked in the fourth quartile of a relevant peer group for more than one performance period considered, the Board noted that the Fund performed in line with its benchmark. The Board noted that the Fund’s performance peer group included actively managed peers which generally had stronger performance than index products over the reporting period. The Board concluded that other factors relevant to performance supported renewal of the Agreement with respect to the Fund including that the underperformance was attributable, to a significant extent, to investment decisions by the investment adviser that were reasonable and consistent with the Fund’s investment objective and policies. Following such evaluation, the Board concluded, within the context of its full deliberations, that the performance of each Fund, supported renewal of the Agreement, as amended, with respect to such Fund.
Fund Expenses. With respect to each Fund’s expenses, the Board considered the rate of compensation called for by the Agreement and each Fund’s net operating expense ratio, in each case in comparison to those of other similar exchange-traded funds, such peer groups and comparisons having been selected and calculated by an independent provider of investment company data. The Trustees noted that each Fund’s expenses ranked in the first quartile compared to its respective peer group, except for Schwab 1000 Index ETF which ranked in the third quartile. However, the Trustees noted that, due to the narrow range of expenses across the Fund’s peer group, a minimal difference between expenses can significantly affect the quartile ranking. The investment adviser reported to the Board, and the Board took into account, the risk assumed by the investment adviser in the development of the Funds and provision of services as well as the competitive marketplace for financial products. The Trustees also considered fees charged by the investment adviser to mutual funds and other exchange-traded funds that it manages. The Board evaluated the Funds’ unitary fee through review of comparative information with respect to fees paid by other similar exchange-traded funds tracking U.S. equity indexes. Following such evaluation, the Board concluded, within the context of its full deliberations, that the actual and anticipated, as applicable, expenses of each Fund are reasonable and supported renewal of the Agreement, as amended, with respect to such Fund.
Profitability. The Board considered the compensation flowing to the investment adviser and its affiliates, directly or indirectly and reviewed profitability on a pre-tax basis, without regard to distribution expenses. The Trustees reviewed profitability of the investment adviser relating to the Schwab fund complex as a whole, noting the benefits to Fund shareholders of being part of the Schwab fund complex, including the allocations of certain costs across the Funds and other funds in the complex. The Trustees also considered any other benefits derived by the investment adviser from its relationship with the Funds, such as whether, by virtue of its management of the Funds, the investment adviser obtains investment information or other research resources that aid it in providing advisory services to other clients. The Trustees considered whether the compensation and actual and anticipated, as applicable, profitability with respect to the Funds under the Agreement and other service agreements were reasonable in light of the quality of all services rendered to the Funds by the investment adviser and its affiliates. The Trustees noted that the investment adviser continues to invest substantial sums in its business in order to provide enhanced research capabilities, services and systems to benefit the Funds. Based on this evaluation, the Board concluded, within the context of its full deliberations, that the actual and anticipated, as applicable, profitability of the investment adviser with respect to each
Schwab U.S. Equity ETFs | Annual Holdings and Financial Statements

Schwab U.S. Equity ETFs
Fund is reasonable and supported renewal of the Agreement, as amended, with respect to such Fund.
Economies of Scale. Although the Board recognized the difficulty of determining economies of scale with precision, and although the Funds do not have breakpoints in their advisory fees, the Trustees considered the potential existence of any economies of scale by way of the relatively low unitary fee structure of the Funds and whether those are passed along to a Fund’s shareholders through (i) the enhancement of services provided to the Funds in return for fees paid, including through the investment adviser’s continued investment in its infrastructure, including technology and use of data (including artificial intelligence tools), increasing expertise and capabilities in key areas (including portfolio and trade operations), and improving business continuity, cybersecurity, due diligence and information security programs, which are designed to provide enhanced services to the Funds and their shareholders; and (ii) pricing a fund to scale and keeping overall expenses down as the fund grows. Based on this evaluation, the Board concluded, within the context of its full deliberations, that each Fund obtains reasonable benefits from economies of scale.
* * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * *
In the course of their deliberations, the Trustees may have accorded different weights to various factors and did not identify any particular information or factor that was all important or controlling. Based on the Trustees’ deliberation and their evaluation of the information described above, the Board, including all of the Independent Trustees, approved the continuation of the Agreement, as amended, with respect to the Funds and concluded that the compensation under the Agreement, as amended, with respect to the Funds is fair and reasonable in light of the services provided and the related expenses borne by the investment adviser and its affiliates and such other matters as the Trustees considered to be relevant in the exercise of their reasonable judgment.

Schwab U.S. Equity ETFs | Annual Holdings and Financial Statements

MFR57932-16
00327897

Annual Holdings and Financial Statements | August 31, 2026
Schwab Fixed-Income ETFs

Schwab Mortgage-Backed Securities ETF	SMBS
Schwab High Yield Bond ETF	SCYB

In This Report

Fund investment adviser: Charles Schwab Investment Management, Inc., dba Schwab Asset Management®
Distributor: SEI Investments Distribution Co. (SIDCO)

Schwab Fixed-Income ETFs | Annual Holdings and Financial Statements
1

Schwab Mortgage-Backed Securities ETF
Financial Statements
FINANCIAL HIGHLIGHTS

	9/1/25– 8/31/26	11/19/24[1]– 8/31/25
Per-Share Data
Net asset value at beginning of period	$25.52	$25.00
Income (loss) from investment operations:
Net investment income (loss)[2]	1.28	1.02
Net realized and unrealized gains (losses)	(0.51)	0.31
Total from investment operations	0.77	1.33
Less distributions:
Distributions from net investment income	(1.31)	(0.82)
Other capital[2]	—	0.01
Net asset value at end of period	$24.98	$25.52
Total return	3.03%	5.47%*
Ratios/Supplemental Data
Ratios to average net assets:
Total expenses	0.03%	0.03%**
Net investment income (loss)	5.02%	5.19%**
Portfolio turnover rate[3]	21%	20%*
Net assets, end of period (x 1,000,000)	$6,584	$5,445

*	Not annualized.
**	Annualized.
[1]	Commencement of operations.
[2]	Calculated based on the average shares outstanding during the period.
[3]	Portfolio turnover rate excludes securities received or delivered from processing of in-kind creations or redemptions.
See financial notes
2
Schwab Fixed-Income ETFs | Annual Holdings and Financial Statements

Schwab Mortgage-Backed Securities ETF
Portfolio Holdings  as of August 31, 2026

For fixed rate securities, the rate shown is the coupon rate (the rate established when the security was issued). The maturity date shown for all the securities is the final legal maturity.

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
SECURITIZED 99.6% OF NET ASSETS

Mortgage-Backed Securities Pass-Through 99.6%
Federal Home Loan Mortgage Corp.
1.00%, 03/01/36 to 08/01/36 (a)	550,675	477,860
1.50%, 07/01/35 to 04/01/52 (a)	100,184,728	80,632,641
2.00%, 01/01/28 to 06/01/52 (a)	466,054,442	376,752,163
2.50%, 04/01/27 to 01/01/54 (a)	247,971,071	208,873,235
3.00%, 12/01/26 to 09/01/52 (a)	176,493,063	154,897,110
3.50%, 09/01/33 to 01/01/55 (a)	112,677,587	102,014,123
4.00%, 11/01/33 to 05/01/55 (a)	98,398,808	91,723,232
4.50%, 10/01/37 to 07/01/56 (a)	149,181,346	142,142,354
5.00%, 05/01/33 to 07/01/56 (a)	362,947,066	353,029,048
5.50%, 06/01/33 to 08/01/56 (a)	351,301,396	350,048,076
6.00%, 12/01/36 to 07/01/56 (a)	274,327,823	279,037,016
6.50%, 11/01/52 to 12/01/55 (a)	96,116,826	99,686,432
7.00%, 10/01/53 to 12/01/55 (a)	10,453,615	10,964,071
7.50%, 08/01/54 (a)	177,170	185,569
Federal National Mortgage Association
1.00%, 12/01/36 (a)	3,475,362	3,003,055
1.50%, 07/01/35 to 04/01/52 (a)	121,920,251	97,759,905
2.00%, 11/01/27 to 04/01/52 (a)	510,599,081	417,046,854
2.50%, 03/01/27 to 01/01/54 (a)	437,785,692	367,646,446
3.00%, 03/01/27 to 07/01/52 (a)	275,239,607	241,461,795
3.50%, 07/01/28 to 12/01/55 (a)	199,811,070	181,055,471
4.00%, 05/01/33 to 07/01/55 (a)	192,525,825	178,912,128
4.50%, 07/01/29 to 08/01/56 (a)	154,185,321	146,779,530
5.00%, 06/01/33 to 07/01/56 (a)	273,847,227	266,751,545
5.50%, 05/01/33 to 09/01/56 (a)	369,281,739	368,239,648
6.00%, 09/01/36 to 05/01/56 (a)	237,645,366	241,981,444
6.50%, 01/01/53 to 07/01/56 (a)	97,241,889	100,744,854
7.00%, 02/01/53 to 09/01/55 (a)	18,499,271	19,401,289
7.50%, 11/01/53 to 08/01/54 (a)	1,212,051	1,275,001
Federal National Mortgage Association, TBA
5.50%, 09/14/56 (a)(b)	8,000,000	7,918,708
Government National Mortgage Association
1.50%, 02/20/51 to 12/20/51 (a)	4,400,935	3,379,560
2.00%, 08/20/50 to 05/20/52 (a)	177,397,286	142,436,474
2.50%, 07/20/27 to 04/20/53 (a)	173,642,355	145,466,054
3.00%, 04/20/27 to 12/20/54 (a)	173,575,127	152,158,423
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
3.50%, 12/20/40 to 07/20/56 (a)	152,254,070	136,913,700
4.00%, 04/15/39 to 07/20/56 (a)	114,988,875	106,212,280
4.50%, 09/15/34 to 08/20/56 (a)	183,730,082	173,897,887
5.00%, 12/15/36 to 08/20/56 (a)	323,622,291	315,067,455
5.50%, 10/20/52 to 08/20/56 (a)	279,237,260	278,547,404
6.00%, 11/20/52 to 08/20/56 (a)	134,915,564	137,259,006
6.50%, 11/20/52 to 08/20/56 (a)	48,256,848	49,884,386
7.00%, 11/20/52 to 10/20/55 (a)	7,617,572	7,906,442
7.50%, 01/20/54 to 02/20/54 (a)	276,306	285,335
Uniform Mortgage-Backed Security, TBA
3.50%, 09/14/56 (a)(b)	14,000,000	12,419,281
4.50%, 09/14/56 (a)(b)	4,000,000	3,754,932
5.00%, 09/14/56 (a)(b)	2,500,000	2,412,151
Total Securitized (Cost $6,600,795,927)		6,558,441,373

SECURITY	NUMBER OF SHARES	VALUE ($)
Short-Term Investments 1.5% OF NET ASSETS

Money Market Funds 1.5%
State Street Institutional U.S. Government Money Market Fund, Premier Class 3.62% (c)	97,696,363	97,696,363
Total Short-Term Investments (Cost $97,696,363)		97,696,363
Total Investments in Securities (Cost $6,698,492,290)		6,656,137,736

(a)
The effective maturity may be shorter than the final maturity shown because of the possibility of interim principal payments and prepayments or as the result of embedded demand features (puts or calls).

(b)	Security or a portion of the security purchased on a delayed-delivery or when-issued basis.
(c)	The rate shown is the annualized 7-day yield.

TBA —	To-be-announced

The following is a summary of the inputs used to value the fund’s investments as of August 31, 2026:
DESCRIPTION	QUOTED PRICES IN ACTIVE MARKETS FOR IDENTICAL ASSETS (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Assets
Securitized[1]	$—	$6,558,441,373	$—	$6,558,441,373
Short-Term Investments[1]	97,696,363	—	—	97,696,363
Total	$97,696,363	$6,558,441,373	$—	$6,656,137,736

[1]	As categorized in the Portfolio Holdings.
See financial notes
Schwab Fixed-Income ETFs | Annual Holdings and Financial Statements
3

Schwab Mortgage-Backed Securities ETF
Statement of Assets and Liabilities

As of August 31, 2026
Assets
Investments in securities, at value - unaffiliated issuers (cost $6,698,492,290)		$6,656,137,736
Receivables:
Interest		23,198,402
Dividends	+	113,347
Total assets		6,679,449,485

Liabilities
Payables:
Investments bought		69,214,873
Investments bought - delayed-delivery		26,565,644
Management fees	+	166,070
Total liabilities		95,946,587
Net assets		$6,583,502,898

Net Assets by Source
Capital received from investors		$6,611,303,630
Total distributable loss	+	(27,800,732)
Net assets		$6,583,502,898

Net Asset Value (NAV)
Net Assets	÷	Shares Outstanding	=	NAV
$6,583,502,898		263,500,000		$24.98

See financial notes
4
Schwab Fixed-Income ETFs | Annual Holdings and Financial Statements

Schwab Mortgage-Backed Securities ETF
Statement of Operations

For the period September 1, 2025 through August 31, 2026
Investment Income
Interest received from securities - unaffiliated issuers		$306,085,638
Dividends received from securities - unaffiliated issuers	+	1,187,915
Total investment income		307,273,553

Expenses
Management fees		1,824,474
Total expenses	–	1,824,474
Net investment income		305,449,079

REALIZED AND UNREALIZED GAINS (LOSSES)
Net realized losses on sales of securities - unaffiliated issuers		(2,114,683)
Net change in unrealized appreciation (depreciation) on securities - unaffiliated issuers	+	(139,413,332)
Net realized and unrealized losses		(141,528,015)
Increase in net assets resulting from operations		$163,921,064
See financial notes
Schwab Fixed-Income ETFs | Annual Holdings and Financial Statements
5

Schwab Mortgage-Backed Securities ETF
Statement of Changes in Net Assets

For the current and prior report periods
OPERATIONS
	9/1/25-8/31/26		11/19/24[1]-8/31/25
Net investment income		$305,449,079	$96,552,971
Net realized losses		(2,114,683)	(713,215)
Net change in unrealized appreciation (depreciation)	+	(139,413,332)	97,058,778
Increase in net assets resulting from operations		$163,921,064	$192,898,534

DISTRIBUTIONS TO SHAREHOLDERS
Total distributions		($308,891,750 )	($75,728,580 )

TRANSACTIONS IN FUND SHARES
	9/1/25-8/31/26			11/19/24[1]-8/31/25
		SHARES	VALUE	SHARES	VALUE
Shares sold		52,600,000	$1,346,508,328	213,500,000	$5,329,779,613
Other capital		—	—	—	536,113
Shares redeemed	+	(2,500,000)	(62,983,936)	(100,000)	(2,536,488)
Net transactions in fund shares		50,100,000	$1,283,524,392	213,400,000	$5,327,779,238

SHARES OUTSTANDING AND NET ASSETS
	9/1/25-8/31/26			11/19/24[1]-8/31/25
		SHARES	NET ASSETS	SHARES	NET ASSETS
Beginning of period		213,400,000	$5,444,949,192	—	$—
Total increase	+	50,100,000	1,138,553,706	213,400,000	5,444,949,192
End of period		263,500,000	$6,583,502,898	213,400,000	$5,444,949,192

[1]	Commencement of operations.
See financial notes
6
Schwab Fixed-Income ETFs | Annual Holdings and Financial Statements

Schwab High Yield Bond ETF
Financial Statements
FINANCIAL HIGHLIGHTS

	9/1/25– 8/31/26	9/1/24– 8/31/25[1]	9/1/23– 8/31/24[1]	7/11/23[2]– 8/31/23[1]
Per-Share Data
Net asset value at beginning of period	$26.62	$26.45	$25.51	$25.00
Income (loss) from investment operations:
Net investment income (loss)[3]	1.83	1.93	2.01	0.28
Net realized and unrealized gains (losses)	(0.57)	0.11	0.89	0.23
Total from investment operations	1.26	2.04	2.90	0.51
Less distributions:
Distributions from net investment income	(1.80)	(1.87)	(1.96)	—
Net asset value at end of period	$26.08	$26.62	$26.45	$25.51
Total return	4.89%	8.02%	11.95%	2.04%*
Ratios/Supplemental Data
Ratios to average net assets:
Total expenses	0.03%	0.03%	0.03%[4]	0.10%**
Net investment income (loss)	6.97%	7.37%	7.87%	7.88%**
Portfolio turnover rate[5]	23%	24%	24%	1%*
Net assets, end of period (x 1,000,000)	$2,863	$1,429	$439	$46

*	Not annualized.
**	Annualized.
[1]	Per-Share Data has been retroactively adjusted to reflect a 2-for-1 share split effective after the close of U.S. markets on October 10, 2024.
[2]	Commencement of operations.
[3]	Calculated based on the average shares outstanding during the period.
[4]	Effective September 25, 2023, the annual operating expense ratio was reduced to 0.03%. The ratio presented for the period ended August 31, 2024, is a blended ratio.
[5]	Portfolio turnover rate excludes securities received or delivered from processing of in-kind creations or redemptions.
See financial notes
Schwab Fixed-Income ETFs | Annual Holdings and Financial Statements
7

Schwab High Yield Bond ETF
Portfolio Holdings  as of August 31, 2026

For fixed rate securities, the rate shown is the coupon rate (the rate established when the security was issued). For variable rate securities, the rate shown is the coupon rate as of the report date based on each security’s rate reset date. The reference rate and spread used is shown parenthetically in the security description, if available; if not, the reference rate is described in a footnote. The maturity date shown for all the securities is the final legal maturity.

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
CORPORATES 97.9% OF NET ASSETS

Financial Institutions 12.7%
Banking 0.2%
Ally Financial, Inc.
6.70%, 02/14/33 (a)	821,000	836,089
6.65%, 01/17/40 (a)(b)	1,159,000	1,136,407
Dresdner Funding Trust I
8.15%, 06/30/31 (a)(c)	2,204,000	2,354,245
Synchrony Financial
7.25%, 02/02/33 (a)	1,202,000	1,245,330
		5,572,071
Brokerage/Asset Managers/Exchanges 0.8%
Aretec Group, Inc.
7.50%, 04/01/29 (a)(c)	1,090,000	1,090,565
10.00%, 08/15/30 (a)(c)	1,504,000	1,585,775
Armor Holdco, Inc.
8.50%, 11/15/29 (a)(c)	583,000	586,125
Coinbase Global, Inc.
3.38%, 10/01/28 (a)(c)	1,584,000	1,512,193
3.63%, 10/01/31 (a)(c)	1,911,000	1,688,865
First Eagle Holdings, Inc.
7.25%, 08/15/32 (a)(c)	1,063,000	1,085,405
Focus Financial Partners LLC
6.75%, 09/15/31 (a)(c)	1,738,000	1,730,144
7.25%, 09/15/31 (a)(c)	1,200,000	1,214,105
Hightower Holding LLC
6.75%, 04/15/29 (a)(c)	1,064,000	1,059,531
9.13%, 01/31/30 (a)(c)	885,000	917,282
Hunt Cos., Inc.
5.25%, 04/15/29 (a)(c)	1,636,000	1,585,357
Jefferies Finance LLC/JFIN Co-Issuer Corp.
5.00%, 08/15/28 (a)(c)	1,606,000	1,556,525
6.63%, 10/15/31 (a)(c)	1,124,000	1,115,197
Osaic Holdings, Inc.
6.75%, 08/01/32 (a)(c)	1,543,000	1,553,344
8.00%, 08/01/33 (a)(c)	1,877,000	1,923,640
Stonex Escrow Issuer LLC
6.88%, 07/15/32 (a)(c)	883,000	898,362
StoneX Group, Inc.
7.88%, 03/01/31 (a)(c)	1,231,000	1,282,231
VFH Parent LLC/Valor Co-Issuer, Inc.
7.50%, 06/15/31 (a)(c)	842,000	871,818
		23,256,464
Finance Companies 4.6%
Atlanticus Holdings Corp.
9.75%, 09/01/30 (a)(c)	743,000	757,581
Azorra Finance Ltd.
7.75%, 04/15/30 (a)(c)	718,000	745,841
7.25%, 01/15/31 (a)(c)	1,222,000	1,265,579
6.25%, 02/15/34 (a)(c)	934,000	924,641
BlackRock TCP Capital Corp.
6.95%, 05/30/29 (a)(d)	607,000	606,369
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Bread Financial Holdings, Inc.
6.75%, 05/15/31 (a)(c)	903,000	923,374
8.38%, 06/15/35 (a)(b)(c)	753,000	786,276
Cobra AcquisitionCo LLC
6.38%, 11/01/29 (a)(c)	1,045,000	919,254
12.25%, 11/01/29 (a)(c)	258,000	263,091
CrossCountry Intermediate HoldCo LLC
6.50%, 10/01/30 (a)(c)	2,119,000	2,065,305
7.75%, 08/15/31 (a)(c)	1,500,000	1,502,692
6.75%, 12/01/32 (a)(c)	1,113,000	1,066,750
Enova International, Inc.
9.13%, 08/01/29 (a)(c)	773,000	808,679
Figure Technology Solutions, Inc.
8.50%, 07/31/31 (a)(c)	1,356,000	1,373,043
FirstCash, Inc.
4.63%, 09/01/28 (a)(c)	868,000	853,316
5.63%, 01/01/30 (a)(c)	1,222,000	1,211,981
6.88%, 03/01/32 (a)(c)	1,071,000	1,093,409
6.13%, 05/01/34 (a)(c)	1,200,000	1,187,563
Freedom Mortgage Corp.
12.25%, 10/01/30 (a)(c)	1,348,000	1,438,276
Freedom Mortgage Holdings LLC
9.25%, 02/01/29 (a)(c)	2,165,000	2,239,602
6.88%, 05/01/31 (a)(c)	1,366,000	1,310,618
9.13%, 05/15/31 (a)(c)	1,257,000	1,298,695
8.00%, 02/01/32 (a)(c)	1,035,000	1,023,468
8.38%, 04/01/32 (a)(c)	1,309,000	1,316,075
7.88%, 04/01/33 (a)	1,046,000	1,007,644
FS KKR Capital Corp.
3.13%, 10/12/28 (a)	1,260,000	1,191,954
7.88%, 01/15/29 (a)	715,000	736,153
6.88%, 08/15/29 (a)	1,200,000	1,210,894
6.13%, 01/15/30 (a)	1,175,000	1,152,766
6.13%, 01/15/31 (a)	775,000	753,610
7.50%, 08/01/31 (a)	1,650,000	1,681,327
FTAI Aviation Investors LLC
5.50%, 05/01/28 (a)(c)	1,722,000	1,719,011
7.88%, 12/01/30 (a)(c)	1,031,000	1,077,246
7.00%, 05/01/31 (a)(c)	1,487,000	1,532,194
7.00%, 06/15/32 (a)(c)	1,550,000	1,593,242
5.88%, 04/15/33 (a)(c)	1,046,000	1,031,769
GGAM Finance Ltd.
8.00%, 06/15/28 (a)(c)	1,072,000	1,110,160
6.88%, 04/15/29 (a)(c)	1,249,000	1,272,432
5.88%, 03/15/30 (a)(c)	531,000	534,469
Global Aircraft Leasing Co. Ltd.
8.75%, 09/01/27 (a)(c)	1,532,000	1,559,870
goeasy Ltd.
9.25%, 12/01/28 (a)(c)	1,064,000	1,069,263
6.88%, 05/15/30 (a)(c)	1,118,000	1,016,716
7.38%, 10/01/30 (a)(c)(d)	1,167,000	1,083,308
6.88%, 02/15/31 (a)(c)	1,293,000	1,156,581
LD Holdings Group LLC
8.75%, 11/01/27 (a)(c)	831,000	749,604
6.13%, 04/01/28 (a)(c)	692,000	560,596
LFS Topco LLC
8.75%, 07/15/30 (a)(c)	730,000	734,097
See financial notes
8
Schwab Fixed-Income ETFs | Annual Holdings and Financial Statements

Schwab High Yield Bond ETF
Portfolio Holdings  as of August 31, 2026 (continued)

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Navient Corp.
4.88%, 03/15/28 (a)	1,007,000	995,814
5.50%, 03/15/29 (a)	1,592,000	1,557,504
9.38%, 07/25/30 (a)	1,098,000	1,155,066
11.50%, 03/15/31 (a)	809,000	874,122
9.38%, 10/15/31 (a)	900,000	924,440
7.88%, 06/15/32 (a)	907,000	881,765
5.63%, 08/01/33	1,216,000	1,053,316
OneMain Finance Corp.
6.63%, 01/15/28 (a)	1,916,000	1,935,388
3.88%, 09/15/28 (a)	1,198,000	1,161,640
6.63%, 05/15/29 (a)	1,718,000	1,745,031
5.38%, 11/15/29 (a)	1,655,000	1,632,104
7.88%, 03/15/30 (a)	1,601,000	1,660,789
6.13%, 05/15/30 (a)	1,175,000	1,170,070
4.00%, 09/15/30 (a)	2,234,000	2,063,606
7.50%, 05/15/31 (a)	1,209,000	1,242,197
7.13%, 11/15/31 (a)	1,406,000	1,427,405
6.75%, 03/15/32 (a)	1,420,000	1,424,348
7.13%, 09/15/32 (a)	1,030,000	1,045,460
6.50%, 03/15/33 (a)	1,528,000	1,495,729
6.75%, 09/15/33 (a)	1,790,000	1,764,309
7.13%, 03/15/34 (a)	1,200,000	1,200,970
Oxford Finance LLC/Oxford Finance Co-Issuer II, Inc.
7.75%, 05/15/31 (a)(c)	1,274,000	1,273,525
PennyMac Financial Services, Inc.
4.25%, 02/15/29 (a)(c)	1,330,000	1,268,544
7.88%, 12/15/29 (a)(c)	1,487,000	1,535,662
7.13%, 11/15/30 (a)(c)	1,228,000	1,233,819
5.75%, 09/15/31 (a)(c)	1,156,000	1,082,239
6.88%, 05/15/32 (a)(c)	1,746,000	1,682,286
6.88%, 02/15/33 (a)(c)	1,801,000	1,713,169
6.75%, 02/15/34 (a)(c)	1,353,000	1,254,490
Phoenix Aviation Capital Ltd.
9.25%, 07/15/30 (a)(c)	1,542,000	1,612,621
Planet Financial Group LLC
10.50%, 12/15/29 (a)(c)	1,334,000	1,315,394
PROG Holdings, Inc.
6.00%, 11/15/29 (a)(c)	1,482,000	1,458,305
Provident Funding Associates LP/PFG Finance Corp.
9.75%, 09/15/29 (a)(c)	1,190,000	1,244,621
Rfna LP
7.88%, 02/15/30 (a)(c)	1,100,000	1,114,597
RHP Hotel Properties LP/RHP Finance Corp.
6.25%, 02/15/35 (a)(c)	1,500,000	1,509,020
Rocket Cos., Inc.
6.50%, 08/01/29 (a)(c)	1,776,000	1,806,270
6.13%, 08/01/30 (a)(c)	3,381,000	3,427,867
6.13%, 08/01/31 (a)(c)	1,738,000	1,761,062
7.13%, 02/01/32 (a)(c)	1,863,000	1,925,081
6.38%, 08/01/33 (a)(c)	3,928,000	3,983,389
6.50%, 06/15/34 (a)(c)	1,400,000	1,423,086
Rocket Mortgage LLC/Rocket Mortgage Co-Issuer, Inc.
3.63%, 03/01/29 (a)(c)	1,498,000	1,444,743
3.88%, 03/01/31 (a)(c)	2,369,000	2,211,906
4.00%, 10/15/33 (a)(c)	1,790,000	1,604,322
SLM Corp.
6.50%, 01/31/30 (a)	1,379,000	1,404,866
6.50%, 05/15/32 (a)(b)	870,000	873,700
Stonebriar ABF Issuer LLC
8.13%, 12/15/30 (a)(c)	1,508,000	1,524,023
7.00%, 08/15/31 (a)(c)	1,158,000	1,129,258
TrueNoord Capital DAC
8.75%, 03/01/30 (a)(c)	869,000	909,844
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
United Wholesale Mortgage LLC
5.50%, 04/15/29 (a)(c)	1,521,000	1,435,180
UWM Holdings LLC
6.63%, 02/01/30 (a)(c)	1,446,000	1,354,373
6.25%, 03/15/31 (a)(c)	1,895,000	1,692,862
Velocity Commercial Capital LLC
9.38%, 02/15/31 (a)(c)	923,000	958,404
Walker & Dunlop, Inc.
6.63%, 04/01/33 (a)(c)	961,000	955,976
Wealthspire LP
9.00%, 09/15/34 (a)(c)	600,000	608,906
		132,660,867
Financial Other 1.2%
Burford Capital Global Finance LLC
6.25%, 04/15/28 (a)(c)	865,000	860,165
6.88%, 04/15/30 (a)(c)	970,000	928,804
9.25%, 07/01/31 (a)(c)	1,441,000	1,437,188
7.50%, 07/15/33 (a)(c)(d)	480,000	424,901
8.50%, 01/15/34 (a)(c)	914,000	829,793
Credit Acceptance Corp.
9.25%, 12/15/28 (a)(c)	1,297,000	1,343,482
6.63%, 03/15/30 (a)(c)	1,141,000	1,148,131
Encore Capital Group, Inc.
8.50%, 05/15/30 (a)(c)	1,854,000	1,967,135
6.63%, 04/15/31 (a)(c)	592,000	594,818
6.63%, 06/01/32 (a)(c)	1,000,000	1,003,621
Five Point Operating Co. LP
8.00%, 10/01/30 (a)(c)	1,195,000	1,227,999
Greystar Real Estate Partners LLC
7.75%, 09/01/30 (a)(c)	1,416,000	1,475,649
HA Sustainable Infrastructure Capital, Inc.
8.00%, 06/01/56 (a)(b)	1,104,000	1,163,298
7.13%, 11/15/56 (a)(b)	1,325,000	1,336,391
Howard Hughes Corp.
4.38%, 02/01/31 (a)(c)	1,620,000	1,530,587
5.88%, 03/01/32 (a)(c)	1,369,000	1,347,956
6.13%, 03/01/34 (a)(c)	1,167,000	1,146,588
Icahn Enterprises LP/Icahn Enterprises Finance Corp.
9.75%, 01/15/29 (a)	1,299,000	1,244,125
4.38%, 02/01/29 (a)	1,346,000	1,151,247
10.00%, 11/15/29 (a)(c)	2,111,000	2,048,202
9.00%, 06/15/30 (a)	1,410,000	1,305,179
Jefferson Capital Holdings LLC
9.50%, 02/15/29 (a)(c)	1,217,000	1,274,349
8.25%, 05/15/30 (a)(c)	1,228,000	1,286,583
Kennedy-Wilson, Inc.
7.00%, 06/01/31 (a)(c)	1,920,000	1,965,905
7.25%, 06/01/33 (a)(c)	1,692,000	1,724,391
PHH Escrow Issuer LLC/PHH Corp.
9.88%, 11/01/29 (a)(c)	1,464,000	1,446,804
PRA Group, Inc.
5.00%, 10/01/29 (a)(c)	931,000	894,296
8.88%, 01/31/30 (a)(c)	996,000	1,034,616
		35,142,203
Insurance 4.0%
Acrisure LLC/Acrisure Finance, Inc.
8.25%, 02/01/29 (a)(c)	1,662,000	1,517,521
4.25%, 02/15/29 (a)(c)	1,443,000	1,321,068
8.50%, 06/15/29 (a)(c)	1,491,000	1,355,554
6.00%, 08/01/29 (a)(c)	1,036,000	880,274
See financial notes
Schwab Fixed-Income ETFs | Annual Holdings and Financial Statements
9

Schwab High Yield Bond ETF
Portfolio Holdings  as of August 31, 2026 (continued)

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
7.50%, 11/06/30 (a)(c)	1,994,000	1,836,339
6.75%, 07/01/32 (a)(c)	1,407,000	1,202,362
Alliant Holdings Intermediate LLC/Alliant Holdings Co-Issuer
4.25%, 10/15/27 (a)(c)	2,165,000	2,144,823
6.75%, 04/15/28 (a)(c)	2,348,000	2,368,359
5.88%, 11/01/29 (a)(c)	889,000	883,302
7.00%, 01/15/31 (a)(c)	2,838,000	2,884,180
6.50%, 10/01/31 (a)(c)	1,780,000	1,790,596
7.38%, 10/01/32 (a)(c)	1,224,000	1,241,113
American National Group, Inc.
7.00%, 12/01/55 (a)(b)	1,197,000	1,144,306
AmWINS Group, Inc.
6.38%, 02/15/29 (a)(c)	1,383,000	1,396,995
4.88%, 06/30/29 (a)(c)	1,541,000	1,498,524
Amynta Agency Borrower, Inc. & Amynta Warranty Borrower, Inc.
7.50%, 07/15/33 (a)(c)	885,000	891,449
APH Somerset Investor 2 LLC/APH2 Somerset Investor 2 LLC/APH3 Somerset Investor 2 LLC
7.88%, 11/01/29 (a)(c)	1,698,000	1,680,171
Ardonagh Finco Ltd.
7.75%, 02/15/31 (a)(c)	2,842,000	2,900,753
Ardonagh Group Finance Ltd.
8.88%, 02/15/32 (a)(c)	2,811,000	2,820,999
Assurant, Inc.
7.00%, 03/27/48 (a)(b)	96,000	97,319
Asurion LLC/Asurion Co-Issuer, Inc.
8.00%, 12/31/32 (a)(c)	6,308,000	6,280,459
8.38%, 02/01/34 (a)(c)	6,350,000	5,735,262
Baldwin Insurance Group Holdings LLC/Baldwin Insurance Group Holdings Finance
7.13%, 05/15/31 (a)(c)	1,390,000	1,415,957
Broadstreet Partners Group LLC
5.88%, 04/15/29 (a)(c)	1,360,000	1,345,946
Centene Corp.
4.25%, 12/15/27 (a)	1,523,000	1,514,978
2.45%, 07/15/28 (a)	3,685,000	3,512,210
4.63%, 12/15/29 (a)	6,185,000	6,033,838
3.38%, 02/15/30 (a)	4,446,000	4,131,702
3.00%, 10/15/30 (a)	4,382,000	3,954,663
2.50%, 03/01/31 (a)	3,882,000	3,391,343
2.63%, 08/01/31 (a)	2,770,000	2,414,171
CRC Insurance Group LLC
7.13%, 06/01/31 (a)(c)	5,434,000	5,438,945
Global Atlantic Fin Co.
7.95%, 10/15/54 (a)(b)(c)	945,000	944,251
7.25%, 03/01/56 (a)(b)(c)	1,769,000	1,708,649
Howden U.K. Refinance PLC/Howden U.K. Refinance 2 PLC/Howden U.S. Refinance LLC
7.25%, 02/15/31 (a)(c)	2,355,000	2,332,944
8.13%, 02/15/32 (a)(c)	2,304,000	2,170,643
HUB International Ltd.
5.63%, 12/01/29 (a)(c)	2,278,000	2,268,273
7.25%, 06/15/30 (a)(c)	4,891,000	5,037,676
7.38%, 01/31/32 (a)(c)	3,455,000	3,548,520
Humana, Inc.
6.63%, 09/15/56 (a)(b)	1,125,000	1,115,963
Jones Deslauriers Insurance Management, Inc.
8.50%, 03/15/30 (a)(c)	1,569,000	1,617,808
6.88%, 10/01/33 (a)(c)	656,000	616,183
Molina Healthcare, Inc.
4.38%, 06/15/28 (a)(c)	1,818,000	1,794,055
3.88%, 11/15/30 (a)(c)	1,770,000	1,644,210
6.50%, 02/15/31 (a)(c)	1,279,000	1,301,026
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
3.88%, 05/15/32 (a)(c)	1,604,000	1,452,604
6.25%, 01/15/33 (a)(c)	940,000	935,598
Nassau Cos., of New York
7.88%, 07/15/30 (a)(c)	973,000	920,176
Pelagos Insurance Capital Ltd.
7.75%, 06/15/55 (a)(b)	1,241,000	1,297,181
Ryan Specialty LLC
4.38%, 02/01/30 (a)(c)	1,294,000	1,252,385
5.88%, 08/01/32 (a)(c)	2,123,000	2,101,740
USI, Inc.
7.50%, 01/15/32 (a)(c)	1,433,000	1,495,867
Wilton RE Ltd.
6.00%, 10/22/30 (a)(b)(c)(e)	1,232,000	1,168,040
		113,749,273
REITs 1.9%
Arbor Realty SR, Inc.
8.50%, 12/15/28 (a)(c)(d)	737,000	732,296
7.88%, 07/15/30 (a)(c)(d)	1,193,000	1,122,797
Blackstone Mortgage Trust, Inc.
7.75%, 12/01/29 (a)(c)	996,000	1,032,477
6.25%, 06/01/31 (a)(c)	1,129,000	1,082,244
Brandywine Operating Partnership LP
3.95%, 11/15/27 (a)	944,000	926,052
8.30%, 03/15/28 (a)(f)	553,000	568,342
8.88%, 04/12/29 (a)	1,131,000	1,195,246
6.13%, 01/15/31 (a)	1,215,000	1,180,602
Diversified Healthcare Trust
4.75%, 02/15/28 (a)	823,000	805,282
7.25%, 10/15/30 (a)(c)	842,000	863,628
4.38%, 03/01/31 (a)	1,111,000	1,015,757
EF Holdco/EF Cayman Holdings/Ellington Financial REIT Cayman/TRS/EF Cayman Non-MTM
7.38%, 09/30/30 (a)(c)	1,032,000	1,028,779
Hudson Pacific Properties LP
3.95%, 11/01/27 (a)	1,448,000	1,412,748
5.95%, 02/15/28 (a)	663,000	659,402
4.65%, 04/01/29 (a)	1,273,000	1,207,561
MPT Operating Partnership LP/MPT Finance Corp.
5.00%, 10/15/27 (a)(d)	1,993,000	1,959,060
4.63%, 08/01/29 (a)(d)	1,808,000	1,382,045
3.50%, 03/15/31 (a)	2,803,000	1,740,846
8.50%, 02/15/32 (a)(c)	2,435,000	2,470,536
Park Intermediate Holdings LLC/PK Domestic Property LLC/PK Finance Co-Issuer
5.88%, 10/01/28 (a)(c)	828,000	829,183
4.88%, 05/15/29 (a)(c)	1,604,000	1,574,308
7.00%, 02/01/30 (a)(c)	897,000	918,943
Pebblebrook Hotel LP/PEB Finance Corp.
6.38%, 10/15/29 (a)(c)	1,061,000	1,081,857
RHP Hotel Properties LP/RHP Finance Corp.
7.25%, 07/15/28 (a)(c)	792,000	806,436
4.50%, 02/15/29 (a)(c)	1,492,000	1,469,592
6.50%, 04/01/32 (a)(c)	1,588,000	1,617,785
6.50%, 06/15/33 (a)(c)	917,000	935,896
5.75%, 03/15/34 (a)(c)	750,000	739,558
Rithm Capital Corp.
8.00%, 04/01/29 (a)(c)	1,451,000	1,471,709
8.00%, 07/15/30 (a)(c)	942,000	947,480
8.50%, 06/01/31 (a)(c)	842,000	851,736
RLJ Lodging Trust LP
4.00%, 09/15/29 (a)(c)	848,000	812,467
See financial notes
10
Schwab Fixed-Income ETFs | Annual Holdings and Financial Statements

Schwab High Yield Bond ETF
Portfolio Holdings  as of August 31, 2026 (continued)

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Service Properties Trust
3.95%, 01/15/28 (a)	1,246,000	1,207,736
4.95%, 10/01/29 (a)	797,000	755,628
4.38%, 02/15/30 (a)	1,075,000	991,261
8.63%, 11/15/31 (a)(c)	1,426,000	1,494,043
8.88%, 06/15/32 (a)	1,116,000	1,152,010
Starwood Property Trust, Inc.
5.25%, 10/15/28 (a)(c)	1,516,000	1,506,347
7.25%, 04/01/29 (a)(c)	800,000	825,372
5.88%, 08/15/29 (a)(c)	1,030,000	1,034,768
6.00%, 04/15/30 (a)(c)	1,371,000	1,377,242
6.50%, 07/01/30 (a)(c)	1,349,000	1,373,357
6.50%, 10/15/30 (a)(c)	1,220,000	1,242,632
5.75%, 01/15/31 (a)(c)	548,000	543,466
6.13%, 06/01/31 (a)(c)	550,000	551,404
Vornado Realty LP
3.40%, 06/01/31 (a)	1,098,000	1,003,951
5.75%, 02/01/33 (a)	748,000	745,930
XHR LP
4.88%, 06/01/29 (a)(c)	1,385,000	1,362,105
6.63%, 05/15/30 (a)(c)	509,000	518,703
		54,128,605
		364,509,483

Industrial 81.9%
Basic Industry 6.2%
Ahlstrom Holding 3 OYJ
4.88%, 02/04/28 (a)(c)	526,000	520,483
Alcoa Nederland Holding BV
4.13%, 03/31/29 (a)(c)	1,069,000	1,035,613
7.13%, 03/15/31 (a)(c)	1,245,000	1,288,409
Algoma Steel, Inc.
9.13%, 04/15/29 (a)(c)	916,000	876,195
Alliance Resource Operating Partners LP/Alliance Resource Finance Corp.
8.63%, 06/15/29 (a)(c)	1,147,000	1,194,812
Alumina Pty. Ltd.
6.13%, 03/15/30 (a)(c)	1,155,000	1,168,958
6.38%, 09/15/32 (a)(c)	1,002,000	1,016,478
Arsenal AIC Parent LLC
8.00%, 10/01/30 (a)(c)	994,000	1,033,953
11.50%, 10/01/31 (a)(c)	787,000	835,944
Ashland, Inc.
3.38%, 09/01/31 (a)(c)	479,000	442,605
6.88%, 05/15/43 (a)	1,154,000	1,178,619
Avient Corp.
7.13%, 08/01/30 (a)(c)	2,757,000	2,804,136
6.25%, 11/01/31 (a)(c)	625,000	634,108
Axalta Coating Systems Dutch Holding B BV
7.25%, 02/15/31 (a)(c)	868,000	898,526
Axalta Coating Systems LLC
3.38%, 02/15/29 (a)(c)	1,543,000	1,480,325
Bond U.S. Bidco 1, Inc./Bidco 2/Bidco 3/German Bidco 1 GmbH/German Bidco 2
7.13%, 06/15/33 (a)(c)	1,400,000	1,423,496
Calderys Financing LLC
11.25%, 06/01/28 (a)(c)	635,000	658,014
Carpenter Technology Corp.
5.63%, 03/01/34 (a)(c)	1,279,000	1,261,474
Cascades, Inc./Cascades USA, Inc.
5.38%, 01/15/28 (a)(c)	1,286,000	1,289,169
6.75%, 07/15/30 (a)(c)	570,000	586,752
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Celanese U.S. Holdings LLC
7.35%, 11/15/28 (a)(f)	1,836,000	1,908,941
7.33%, 07/15/29 (a)	1,533,000	1,600,126
6.50%, 04/15/30 (a)	1,415,000	1,442,414
7.55%, 11/15/30 (a)	1,759,000	1,863,164
7.00%, 02/15/31 (a)	806,000	828,914
7.38%, 07/15/32 (a)	2,852,000	2,988,956
6.75%, 04/15/33 (a)	2,250,000	2,292,044
7.70%, 11/15/33 (a)	2,089,000	2,231,823
7.38%, 02/15/34 (a)	1,501,000	1,555,920
Century Aluminum Co.
6.88%, 08/01/32 (a)(c)	742,000	761,249
Cerdia Finanz GmbH
9.38%, 10/03/31 (a)(c)	1,626,000	1,477,010
Champion Iron Canada, Inc.
7.88%, 07/15/32 (a)(c)	927,000	946,214
Chemours Co.
5.75%, 11/15/28 (a)(c)	1,217,000	1,209,962
4.63%, 11/15/29 (a)(c)	1,342,000	1,269,405
8.00%, 01/15/33 (a)(c)	1,141,000	1,126,997
7.88%, 03/15/34 (a)(c)	1,325,000	1,297,161
Clearwater Paper Corp.
4.75%, 08/15/28 (a)(c)	731,000	661,372
Cleveland-Cliffs, Inc.
4.63%, 03/01/29 (a)(c)	953,000	928,041
6.88%, 11/01/29 (a)(c)	1,405,000	1,425,811
6.75%, 04/15/30 (a)(c)	1,526,000	1,538,132
4.88%, 03/01/31 (a)(c)	1,156,000	1,072,363
7.50%, 09/15/31 (a)(c)	1,546,000	1,590,364
7.00%, 03/15/32 (a)(c)	2,670,000	2,696,737
7.38%, 05/01/33 (a)(c)	1,991,000	2,031,863
7.63%, 01/15/34 (a)(c)	2,135,000	2,179,730
Coeur Mining, Inc.
5.13%, 02/15/29 (a)(c)	1,073,000	1,065,404
6.88%, 04/01/32 (a)(c)	875,000	895,913
Commercial Metals Co.
4.13%, 01/15/30 (a)	558,000	539,357
4.38%, 03/15/32 (a)	1,511,000	1,422,047
5.75%, 11/15/33 (a)(c)	2,305,000	2,270,033
6.00%, 12/15/35 (a)(c)	1,554,000	1,535,376
Compass Minerals International, Inc.
8.00%, 07/01/30 (a)(c)	1,372,000	1,434,998
Consolidated Energy Finance SA
5.63%, 10/15/28 (a)(c)	902,000	885,430
12.00%, 02/15/31 (a)(c)	1,214,000	1,294,451
Constellium SE
3.75%, 04/15/29 (a)(c)	1,193,000	1,147,066
6.38%, 08/15/32 (a)(c)	780,000	786,774
Coronado Finance Pty. Ltd.
9.25%, 10/01/29 (a)(c)	956,000	815,793
CVR Partners LP/CVR Nitrogen Finance Corp.
6.13%, 06/15/28 (a)(c)	1,155,000	1,156,954
Domtar Corp.
6.75%, 10/01/28 (a)(c)	1,479,000	1,219,436
Eldorado Gold Corp.
6.25%, 09/01/29 (a)(c)(d)	1,294,000	1,295,928
Element Solutions, Inc.
3.88%, 09/01/28 (a)(c)	1,522,000	1,487,275
FMC Corp.
3.45%, 10/01/29 (a)	1,390,000	1,291,487
5.65%, 05/18/33 (a)(d)	1,018,000	934,649
4.50%, 10/01/49 (a)	1,646,000	1,084,868
6.38%, 05/18/53 (a)(d)	1,411,000	1,117,565
8.45%, 11/01/55 (a)(b)	980,000	724,888
See financial notes
Schwab Fixed-Income ETFs | Annual Holdings and Financial Statements
11

Schwab High Yield Bond ETF
Portfolio Holdings  as of August 31, 2026 (continued)

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Fortescue Treasury Pty. Ltd.
4.50%, 09/15/27 (a)(c)	1,470,000	1,459,026
5.88%, 04/15/30 (a)(c)	989,000	993,682
4.38%, 04/01/31 (a)(c)	1,909,000	1,803,307
6.13%, 04/15/32 (a)(c)	810,000	819,555
GrafTech Finance, Inc.
4.63%, 12/23/29 (a)(c)	1,061,000	615,897
GrafTech Global Enterprises, Inc.
9.88%, 12/23/29 (a)(c)	753,000	549,133
Graphic Packaging International LLC
3.50%, 03/15/28 (a)(c)	1,006,000	978,065
3.50%, 03/01/29 (a)(c)	728,000	696,042
3.75%, 02/01/30 (a)(c)	761,000	715,139
6.38%, 07/15/32 (a)(c)	711,000	720,444
HB Fuller Co.
4.25%, 10/15/28 (a)	1,047,000	1,026,709
Hudbay Minerals, Inc.
6.13%, 04/01/29 (a)(c)	1,262,000	1,272,545
Huntsman International LLC
4.50%, 05/01/29 (a)	500,000	484,221
2.95%, 06/15/31 (a)	1,797,000	1,563,229
5.70%, 10/15/34 (a)	914,000	850,010
Hybar LLC
7.38%, 07/01/34 (a)(c)	830,000	845,642
IAMGOLD Corp.
5.75%, 10/15/28 (a)(c)	1,268,000	1,266,248
INEOS Finance PLC
6.75%, 05/15/28 (a)(c)	760,000	759,460
7.50%, 04/15/29 (a)(c)	1,487,000	1,479,579
INEOS Quattro Finance 2 PLC
9.63%, 03/15/29 (a)(c)(d)	794,000	694,512
Infrabuild Australia Pty. Ltd.
14.50%, 11/15/28 (a)(c)	857,000	877,423
Ingevity Corp.
3.88%, 11/01/28 (a)(c)	1,037,000	1,002,515
Innophos Holdings, Inc.
11.50%, 06/15/29 (a)(c)	1,132,000	1,073,778
JW Aluminum Continuous Cast Co.
10.25%, 04/01/30 (a)(c)	845,000	889,184
Kaiser Aluminum Corp.
4.50%, 06/01/31 (a)(c)	1,299,000	1,239,426
5.88%, 03/01/34 (a)(c)	996,000	976,051
LSB Industries, Inc.
6.25%, 10/15/28 (a)(c)	1,445,000	1,443,012
Magnera Corp.
4.75%, 11/15/29 (a)(c)	1,015,000	959,066
7.25%, 11/15/31 (a)(c)	1,442,000	1,418,762
Mativ Holdings, Inc.
8.00%, 10/01/29 (a)(c)	854,000	875,991
Maxam Prill SARL
7.75%, 07/15/30 (a)(c)	948,000	982,885
Mercer International, Inc.
12.88%, 10/01/28 (a)(c)	822,000	304,140
5.13%, 02/01/29 (a)(d)	1,305,000	404,550
Methanex Corp.
5.13%, 10/15/27 (a)	1,387,000	1,387,170
5.25%, 12/15/29 (a)	1,029,000	1,024,067
5.65%, 12/01/44 (a)	1,234,000	1,098,564
Methanex U.S. Operations, Inc.
6.25%, 03/15/32 (a)(c)	647,000	655,448
Mineral Resources Ltd.
9.25%, 10/01/28 (a)(c)	1,608,000	1,655,410
8.50%, 05/01/30 (a)(c)	1,164,000	1,201,932
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
7.00%, 04/01/31 (a)(c)	1,345,000	1,387,534
6.00%, 05/01/32 (a)(c)	760,000	750,566
6.25%, 05/01/34 (a)(c)	1,150,000	1,126,810
Minerals Technologies, Inc.
5.00%, 07/01/28 (a)(c)	833,000	825,523
Novelis Corp.
4.75%, 01/30/30 (a)(c)	2,542,000	2,456,534
6.88%, 01/30/30 (a)(c)	903,000	928,266
3.88%, 08/15/31 (a)(c)	1,495,000	1,368,051
6.38%, 08/15/33 (a)(c)	1,439,000	1,443,194
Nufarm Australia Ltd./Nufarm Americas, Inc.
5.00%, 01/27/30 (a)(c)	479,000	450,828
Olin Corp.
5.63%, 08/01/29 (a)	1,184,000	1,179,615
5.00%, 02/01/30 (a)	879,000	852,002
6.63%, 04/01/33 (a)(c)	1,561,000	1,533,588
Olympus Water U.S. Holding Corp.
4.25%, 10/01/28 (a)(c)	1,475,000	1,437,924
6.25%, 10/01/29 (a)(c)(d)	1,347,000	1,338,045
7.25%, 06/15/31 (a)(c)	1,358,000	1,380,889
6.75%, 08/01/32 (a)(c)	1,495,000	1,473,972
7.25%, 02/15/33 (a)(c)	2,877,000	2,881,940
Perenti Finance Pty. Ltd.
7.50%, 04/26/29 (a)(c)	600,000	616,561
Perimeter Holdings LLC
5.00%, 10/30/29 (a)(c)	1,145,000	1,119,932
6.25%, 01/15/34 (a)(c)	1,206,000	1,193,164
PLS Group Ltd.
6.88%, 05/01/31 (a)(c)	1,082,000	1,105,580
Qnity Electronics, Inc.
5.75%, 08/15/32 (a)(c)	1,754,000	1,744,948
6.25%, 08/15/33 (a)(c)	1,477,000	1,488,594
Rain Carbon, Inc.
12.25%, 09/01/29 (a)(c)	1,098,000	1,168,364
SCIH Salt Holdings, Inc.
6.63%, 08/15/31 (a)(c)	2,200,000	2,223,406
8.00%, 08/15/32 (a)(c)	1,000,000	1,011,388
Skeena Resources Ltd.
8.50%, 04/01/31 (a)(c)	750,000	792,771
Solstice Advanced Materials, Inc.
5.63%, 09/30/33 (a)(c)	1,429,000	1,403,803
Stonepeak Motion Holdco Ltd./Stonepeak Motion Finco LLC
6.13%, 07/15/33 (a)(c)	900,000	895,452
SunCoke Energy, Inc.
4.88%, 06/30/29 (a)(c)	1,004,000	971,062
TMS International Corp.
6.25%, 04/15/29 (a)(c)	652,000	651,280
Trekor Metals Ltd.
8.25%, 05/01/30 (a)(c)	811,000	847,757
Tronox, Inc.
4.63%, 03/15/29 (a)(c)(d)	2,179,000	1,461,851
9.13%, 09/30/30 (a)(c)	500,000	501,264
U.S. Steel Corp.
6.65%, 06/01/37	1,098,000	1,159,884
Veritiv Operating Co.
10.50%, 11/30/30 (a)(c)	1,945,000	2,033,807
Windsor Holdings III LLC
8.50%, 06/15/30 (a)(c)	764,000	796,354
WR Grace Holdings LLC
5.63%, 08/15/29 (a)(c)	1,943,000	1,849,761
7.38%, 03/01/31 (a)(c)	1,100,000	1,102,189
6.63%, 08/15/32 (a)(c)	1,367,000	1,317,899
7.00%, 08/01/33 (a)(c)	800,000	775,662
See financial notes
12
Schwab Fixed-Income ETFs | Annual Holdings and Financial Statements

Schwab High Yield Bond ETF
Portfolio Holdings  as of August 31, 2026 (continued)

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
WS Escrow LLC
7.75%, 06/01/33 (a)(c)	1,300,000	1,354,360
		176,422,667
Capital Goods 10.2%
AAR Escrow Issuer LLC
6.75%, 03/15/29 (a)(c)	1,548,000	1,583,124
ADI Global Distribution Funding LLC
7.13%, 07/15/34 (a)(c)	800,000	827,207
Advanced Drainage Systems, Inc.
6.38%, 06/15/30 (a)(c)	1,821,000	1,836,384
5.38%, 03/01/34 (a)(c)	604,000	587,663
Alta Equipment Group, Inc.
9.00%, 06/01/29 (a)(c)(d)	1,163,000	1,134,384
American Builders & Contractors Supply Co., Inc.
4.00%, 01/15/28 (a)(c)	1,464,000	1,444,310
3.88%, 11/15/29 (a)(c)	613,000	584,860
Ameritex Holdco Intermediate LLC
7.63%, 08/15/33 (a)(c)	1,521,000	1,559,188
Amsted Industries, Inc.
4.63%, 05/15/30 (a)(c)	1,106,000	1,073,974
6.38%, 03/15/33 (a)(c)	939,000	953,109
Ardagh Group SA
9.50%, 12/01/30 (a)(c)	2,495,000	2,608,423
Ardagh Metal Packaging Finance USA LLC/Ardagh Metal Packaging Finance PLC
3.25%, 09/01/28 (a)(c)	1,339,000	1,304,805
4.00%, 09/01/29 (a)(c)(d)	2,354,000	2,261,158
6.25%, 01/30/31 (a)(c)	500,000	502,821
ATI, Inc.
4.88%, 10/01/29 (a)	900,000	893,678
7.25%, 08/15/30 (a)	1,268,000	1,315,496
5.13%, 10/01/31 (a)	816,000	804,405
5.88%, 06/15/33 (a)	886,000	894,588
Atkore, Inc.
4.25%, 06/01/31 (a)(c)	1,161,000	1,169,897
ATS Corp.
4.13%, 12/15/28 (a)(c)	1,155,000	1,120,315
Axon Enterprise, Inc.
6.13%, 03/15/30 (a)(c)	1,786,000	1,819,559
6.25%, 03/15/33 (a)(c)	1,029,000	1,047,623
Ball Corp.
6.00%, 06/15/29 (a)	1,594,000	1,613,813
2.88%, 08/15/30 (a)	2,330,000	2,124,443
3.13%, 09/15/31 (a)	1,688,000	1,519,184
5.50%, 09/15/33 (a)(c)	1,572,000	1,560,474
BlueLinx Holdings, Inc.
6.00%, 11/15/29 (a)(c)	1,095,000	1,092,094
Boise Cascade Co.
4.88%, 07/01/30 (a)(c)	1,055,000	1,038,890
Bombardier, Inc.
8.75%, 11/15/30 (a)(c)	2,033,000	2,143,774
7.25%, 07/01/31 (a)(c)	1,026,000	1,073,762
7.00%, 06/01/32 (a)(c)	1,077,000	1,114,393
6.75%, 06/15/33 (a)(c)	876,000	905,583
7.45%, 05/01/34 (c)	1,321,000	1,451,713
5.88%, 01/15/35 (a)(c)	1,124,000	1,116,662
Builders FirstSource, Inc.
5.00%, 03/01/30 (a)(c)	1,410,000	1,375,702
4.25%, 02/01/32 (a)(c)	2,067,000	1,901,460
6.38%, 06/15/32 (a)(c)	2,218,000	2,230,053
6.38%, 03/01/34 (a)(c)	2,002,000	1,984,483
6.75%, 05/15/35 (a)	1,470,000	1,471,612
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
BWX Technologies, Inc.
4.13%, 06/30/28 (a)(c)	1,132,000	1,114,475
4.13%, 04/15/29 (a)(c)	1,252,000	1,217,045
Camelot Return Merger Sub, Inc.
8.75%, 08/01/28 (a)(c)	1,171,000	611,847
Clean Harbors, Inc.
5.13%, 07/15/29 (a)(c)	646,000	640,954
6.38%, 02/01/31 (a)(c)	1,273,000	1,291,596
5.75%, 10/15/33 (a)(c)	1,507,000	1,508,009
Clydesdale Acquisition Holdings, Inc.
6.63%, 04/15/29 (a)(c)	1,327,000	1,331,431
6.88%, 01/15/30 (a)(c)	518,000	519,153
8.75%, 04/15/30 (a)(c)	1,900,000	1,878,328
6.75%, 04/15/32 (a)(c)	2,240,000	2,188,919
Columbus McKinnon Corp.
7.13%, 02/01/33 (a)(c)	1,682,000	1,703,000
CompoSecure Holdings LLC
5.63%, 02/01/33 (a)(c)	2,019,000	1,957,158
Core & Main LP
6.00%, 07/01/34 (a)(c)	1,400,000	1,397,159
Cornerstone Building Brands, Inc.
6.13%, 01/15/29 (a)(c)	605,000	74,869
9.50%, 08/15/29 (a)(c)	1,087,000	561,555
CP Atlas Buyer, Inc.
9.75%, 07/15/30 (a)(c)	845,000	743,303
Crown Americas LLC
5.25%, 04/01/30 (a)	966,000	963,891
5.88%, 06/01/33 (a)	1,396,000	1,396,889
Efesto Bidco SpA Efesto U.S. LLC
7.50%, 02/15/32 (a)(c)	1,489,000	1,513,637
EMRLD Borrower LP/Emerald Co-Issuer, Inc.
6.63%, 12/15/30 (a)(c)	4,896,000	4,999,222
6.75%, 07/15/31 (a)(c)	1,243,000	1,281,793
EnerSys
4.38%, 12/15/27 (a)(c)	1,024,000	1,017,608
6.63%, 01/15/32 (a)(c)	759,000	772,408
Enpro, Inc.
6.13%, 06/01/33 (a)(c)	950,000	956,469
EquipmentShare.com, Inc.
9.00%, 05/15/28 (a)(c)	1,819,000	1,859,491
8.63%, 05/15/32 (a)(c)	1,449,000	1,508,570
8.00%, 03/15/33 (a)(c)(d)	1,250,000	1,283,546
7.13%, 07/01/34 (a)(c)	2,780,000	2,739,422
Esab Corp.
6.25%, 04/15/29 (a)(c)	1,394,000	1,411,817
5.63%, 04/01/31 (a)(c)	1,975,000	1,962,105
FXI Holdings, Inc.
14.00%, 11/15/29 (a)(c)	755,320	179,988
11.00%, 11/15/30 (a)(c)	1,272,624	1,075,367
Gates Corp.
6.88%, 07/01/29 (a)(c)	1,022,000	1,043,809
GFL Environmental Holdings U.S., Inc.
5.63%, 07/01/31 (a)(c)	1,250,000	1,221,294
5.50%, 02/01/34 (a)(c)	1,760,000	1,651,379
GFL Environmental, Inc.
4.00%, 08/01/28 (a)(c)	1,581,000	1,549,782
4.75%, 06/15/29 (a)(c)	1,519,000	1,487,859
4.38%, 08/15/29 (a)(c)	1,503,000	1,452,941
6.75%, 01/15/31 (a)(c)	1,594,000	1,621,905
Goat Holdco LLC
6.75%, 02/01/32 (a)(c)	1,599,000	1,632,604
See financial notes
Schwab Fixed-Income ETFs | Annual Holdings and Financial Statements
13

Schwab High Yield Bond ETF
Portfolio Holdings  as of August 31, 2026 (continued)

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Griffon Corp.
5.75%, 03/01/28 (a)	1,802,000	1,804,988
6.25%, 10/01/34 (a)(c)	1,600,000	1,606,231
Herc Holdings, Inc.
6.63%, 06/15/29 (a)(c)	1,220,000	1,244,949
7.00%, 06/15/30 (a)(c)	2,897,000	2,999,029
5.75%, 03/15/31 (a)(c)	988,000	986,287
7.25%, 06/15/33 (a)(c)	2,150,000	2,225,282
6.00%, 03/15/34 (a)(c)	1,901,000	1,876,240
Iris Holding, Inc.
10.00%, 12/15/28 (a)(c)(d)	690,000	609,198
JELD-WEN Holding, Inc.
7.00%, 09/01/32 (a)(c)(d)	727,000	498,468
JELD-WEN, Inc.
4.88%, 12/15/27 (a)(c)(d)	844,000	750,312
Knife River Corp.
7.75%, 05/01/31 (a)(c)	1,428,000	1,473,435
LBM Acquisition LLC
6.25%, 01/15/29 (a)(c)(d)	1,378,000	877,083
9.50%, 06/15/31 (a)(c)(d)	1,736,000	1,436,438
Madison IAQ LLC
4.13%, 06/30/28 (a)(c)	1,364,000	1,345,245
5.88%, 06/30/29 (a)(c)	1,694,000	1,691,749
Manitowoc Co., Inc.
9.25%, 10/01/31 (a)(c)	649,000	702,326
Masterbrand, Inc.
7.00%, 07/15/32 (a)(c)	1,798,000	1,798,400
Mauser Packaging Solutions Holding Co.
7.88%, 04/15/30 (a)	4,495,000	4,586,616
9.25%, 04/15/30 (a)(c)	1,976,000	1,974,535
Maxim Crane Works Holdings Capital LLC
11.50%, 09/01/28 (a)(c)	415,000	432,251
Miter Brands Acquisition Holdco, Inc./MIWD Borrower LLC
6.75%, 04/01/32 (a)(c)	969,000	961,123
MIWD Holdco II LLC/MIWD Finance Corp.
5.50%, 02/01/30 (a)(c)(d)	1,278,000	1,208,560
Moog, Inc.
5.50%, 10/15/34 (a)(c)	940,000	918,775
Mueller Water Products, Inc.
4.00%, 06/15/29 (a)(c)	1,464,000	1,413,566
NESCO Holdings II, Inc.
5.50%, 04/15/29 (a)(c)	1,330,000	1,324,822
New Enterprise Stone & Lime Co., Inc.
5.25%, 07/15/28 (a)(c)	1,759,000	1,753,174
OI European Group BV
4.75%, 02/15/30 (a)(c)	1,212,000	1,098,801
Oscar AcquisitionCo LLC/Oscar Finance, Inc.
9.50%, 04/15/30 (a)(c)	1,116,000	585,900
Owens-Brockway Glass Container, Inc.
7.25%, 05/15/31 (a)(c)(d)	1,256,000	1,166,530
7.38%, 06/01/32 (a)(c)(d)	808,000	734,227
9.50%, 06/01/33 (a)(c)(d)	1,127,000	1,103,486
Park River Holdings, Inc.
8.75%, 12/31/30 (a)(c)	1,008,432	960,203
8.00%, 03/15/31 (a)(c)	1,658,000	1,668,074
Patrick Industries, Inc.
4.75%, 05/01/29 (a)(c)	1,286,000	1,268,654
6.38%, 11/01/32 (a)(c)	737,000	736,425
Quikrete Holdings, Inc.
6.38%, 03/01/32 (a)(c)	6,886,000	6,975,105
6.75%, 03/01/33 (a)(c)	2,738,000	2,782,673
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
QXO Building Products, Inc.
6.50%, 07/15/31 (a)(c)	2,725,000	2,757,015
6.75%, 04/30/32 (a)(c)	3,812,000	3,902,017
6.88%, 07/15/34 (a)(c)	2,630,000	2,662,636
RB Global Holdings, Inc.
6.75%, 03/15/28 (a)(c)	1,405,000	1,419,020
7.75%, 03/15/31 (a)(c)	2,023,000	2,092,861
Resideo Funding II LLC
4.00%, 09/01/29 (a)(c)	1,237,000	1,181,776
6.50%, 07/15/32 (a)(c)	1,167,000	1,156,101
Reworld Holding Corp.
4.88%, 12/01/29 (a)(c)	1,115,000	1,076,100
Roller Bearing Co. of America, Inc.
4.38%, 10/15/29 (a)(c)	699,000	682,854
Sealed Air Corp.
6.88%, 07/15/33 (c)	1,179,000	1,155,231
Sensata Technologies BV
5.88%, 09/01/30 (a)(c)	730,000	735,156
Sensata Technologies, Inc.
4.38%, 02/15/30 (a)(c)	1,032,000	999,508
3.75%, 02/15/31 (a)(c)	1,225,000	1,143,031
6.63%, 07/15/32 (a)(c)	1,528,000	1,565,786
Silgan Holdings, Inc.
4.13%, 02/01/28 (a)	918,000	907,219
Smyrna Ready Mix Concrete LLC
6.00%, 11/01/28 (a)(c)	2,171,000	2,173,220
8.88%, 11/15/31 (a)(c)	2,052,000	2,151,744
Specialty Building Products Holdings LLC/SBP Finance Corp.
7.75%, 10/15/29 (a)(c)	1,118,000	1,069,142
Standard Building Solutions, Inc.
6.50%, 08/15/32 (a)(c)	1,636,000	1,645,765
6.25%, 08/01/33 (a)(c)	1,698,000	1,686,731
5.88%, 03/15/34 (a)(c)	1,493,000	1,446,774
Standard Industries, Inc.
4.75%, 01/15/28 (a)(c)	2,176,000	2,169,494
4.38%, 07/15/30 (a)(c)	3,011,000	2,864,459
3.38%, 01/15/31 (a)(c)	2,142,000	1,934,260
Sword Purchaser LLC
8.25%, 04/15/33 (a)(c)	2,980,000	3,086,195
10.50%, 04/15/34 (a)(c)	1,171,000	1,222,538
Synergy Infrastructure Holdings LLC
7.88%, 12/01/30 (a)(c)	1,009,000	1,062,508
7.00%, 07/15/34 (a)(c)	1,925,000	1,959,417
Terex Corp.
5.00%, 05/15/29 (a)(c)	1,264,000	1,254,392
6.25%, 10/15/32 (a)(c)	1,346,000	1,359,281
Titan International, Inc.
7.00%, 04/30/28 (a)	1,083,000	1,085,560
TransDigm, Inc.
6.75%, 08/15/28 (a)(c)	4,779,000	4,815,330
4.63%, 01/15/29 (a)	2,452,000	2,409,734
6.38%, 03/01/29 (a)(c)	4,531,000	4,603,790
4.88%, 05/01/29 (a)	1,899,000	1,873,996
6.88%, 12/15/30 (a)(c)	2,951,000	3,027,466
7.13%, 12/01/31 (a)(c)	2,063,000	2,134,557
6.63%, 03/01/32 (a)(c)	4,776,000	4,883,326
6.00%, 01/15/33 (a)(c)	3,674,000	3,681,903
6.38%, 05/31/33 (a)(c)	4,401,000	4,415,691
6.25%, 01/31/34 (a)(c)	1,322,000	1,337,556
6.75%, 01/31/34 (a)(c)	3,508,000	3,565,707
6.13%, 07/31/34 (a)(c)	2,785,000	2,756,383
Trident TPI Holdings, Inc.
12.75%, 12/31/28 (a)(c)	1,268,000	1,269,592
See financial notes
14
Schwab Fixed-Income ETFs | Annual Holdings and Financial Statements

Schwab High Yield Bond ETF
Portfolio Holdings  as of August 31, 2026 (continued)

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
TriMas Corp.
4.13%, 04/15/29 (a)(c)	1,158,000	1,113,707
Trinity Industries, Inc.
7.75%, 07/15/28 (a)(c)	996,000	1,018,648
Trivium Packaging Finance BV
8.25%, 07/15/30 (a)(c)	953,000	1,009,701
12.25%, 01/15/31 (a)(c)	1,056,000	1,170,534
United Rentals North America, Inc.
3.88%, 11/15/27 (a)	2,102,000	2,078,632
4.88%, 01/15/28 (a)	3,298,000	3,287,575
5.25%, 01/15/30 (a)	1,398,000	1,393,181
4.00%, 07/15/30 (a)	1,387,000	1,321,857
3.88%, 02/15/31 (a)	1,663,000	1,559,774
3.75%, 01/15/32 (a)	1,735,000	1,592,301
5.38%, 11/15/33 (a)(c)	2,684,000	2,616,281
6.13%, 03/15/34 (a)(c)	2,225,000	2,263,970
Velocity Vehicle Group LLC
8.00%, 06/01/29 (a)(c)	1,077,000	1,079,465
Waste Pro USA, Inc.
7.00%, 02/01/33 (a)(c)	1,785,000	1,826,773
WESCO Distribution, Inc.
6.38%, 03/15/29 (a)(c)	1,569,000	1,595,038
5.25%, 04/15/31 (a)(c)	1,250,000	1,232,296
6.63%, 03/15/32 (a)(c)	1,482,000	1,517,715
6.38%, 03/15/33 (a)(c)	1,651,000	1,677,809
5.50%, 04/15/34 (a)(c)	1,852,000	1,806,443
White Cap Supply Holdings LLC
7.38%, 11/15/30 (a)(c)	563,000	572,175
Wilsonart LLC
11.00%, 08/15/32 (a)	1,076,000	812,529
Wrangler Holdco Corp.
6.63%, 04/01/32 (a)(c)	504,000	509,067
		291,385,116
Communications 13.3%
Advantage Sales & Marketing, Inc.
9.00%, 11/15/30 (a)(c)	1,069,868	890,462
Africell Holding Ltd.
10.50%, 10/23/29 (a)(c)	717,000	740,357
Allen Media LLC/Allen Media Co-Issuer, Inc.
10.50%, 02/15/28 (a)(c)	899,000	361,848
Altice Financing SA
5.00%, 01/15/28 (a)(c)	1,769,000	1,077,458
5.75%, 08/15/29 (a)(c)	3,798,000	2,307,445
Altice France Lux 3/Altice Holdings 1
10.00%, 01/15/33 (a)(c)	1,823,000	1,778,049
Altice France SA
9.50%, 11/01/29 (a)(c)	2,280,279	2,312,109
6.88%, 10/15/30 (a)(c)	2,013,887	1,974,230
6.50%, 10/15/31 (a)(c)	1,381,641	1,345,771
6.50%, 04/15/32 (a)(c)	3,493,956	3,400,735
6.88%, 07/15/32 (a)(c)	2,703,361	2,653,544
AMC Global Media, Inc.
4.25%, 02/15/29 (a)(d)	1,294,000	1,201,785
10.50%, 07/15/32 (a)(c)	1,890,000	1,999,306
AP Core Holdings II LLC
11.00%, 05/15/31 (a)(c)	1,826,000	1,922,396
ATP Tower Holdings/Andean Telecom Partners Chile SpA/Andean Tower Partners C
7.88%, 02/03/30 (a)(c)	763,000	782,075
Banijay Entertainment SAS
8.13%, 05/01/29 (a)(c)	1,010,000	1,037,440
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Bell Telephone Co. of Canada or Bell Canada
6.88%, 09/15/55 (a)(b)	1,956,000	1,982,103
7.00%, 09/15/55 (a)(b)	2,296,000	2,320,879
Block Communications, Inc.
10.25%, 03/01/31 (a)(c)	985,000	857,991
British Telecommunications Ltd.
4.88%, 11/23/81 (a)(b)(c)(d)	1,522,000	1,458,744
Cable One, Inc.
4.00%, 11/15/30 (a)(c)(d)	1,244,000	506,905
CCO Holdings LLC/CCO Holdings Capital Corp.
5.00%, 02/01/28 (a)(c)	5,338,000	5,290,775
5.38%, 06/01/29 (a)(c)	3,067,000	3,013,802
6.38%, 09/01/29 (a)(c)	2,340,000	2,343,512
4.75%, 03/01/30 (a)(c)	5,184,000	4,919,131
4.50%, 08/15/30 (a)(c)	4,987,000	4,644,772
4.25%, 02/01/31 (a)(c)	5,204,000	4,696,982
7.38%, 03/01/31 (a)(c)(d)	2,203,000	2,232,434
4.75%, 02/01/32 (a)(c)	2,850,000	2,555,572
4.50%, 05/01/32 (a)	5,793,000	5,098,609
7.00%, 02/01/33 (a)(c)	3,616,000	3,532,356
4.50%, 06/01/33 (a)(c)(d)	3,368,000	2,921,873
4.25%, 01/15/34 (a)(c)(d)	3,942,000	3,290,149
7.38%, 02/01/36 (a)(c)(d)	3,228,000	3,123,088
Cimpress PLC
7.38%, 09/15/32 (a)(c)	1,378,000	1,395,040
Clear Channel Outdoor Holdings, Inc.
7.75%, 04/15/28 (a)(c)	1,359,000	1,359,000
7.50%, 06/01/29 (a)(c)	1,558,000	1,558,000
7.88%, 04/01/30 (a)(c)	953,000	989,407
7.13%, 02/15/31 (a)(c)	2,365,000	2,440,562
7.50%, 03/15/33 (a)(c)	1,592,000	1,678,891
CMG Media Corp.
8.88%, 06/18/29 (a)(c)	1,267,000	973,874
Cogent Communications Group LLC/Cogent Finance, Inc.
6.50%, 07/01/32 (a)(c)(d)	1,489,000	1,142,326
Connect Finco SARL/Connect U.S. Finco LLC
9.00%, 09/15/29 (a)(c)	4,119,000	4,312,478
Connect Holding II LLC
10.50%, 04/03/31 (a)	4,500,000	4,055,015
CSC Holdings LLC
5.38%, 02/01/28 (a)(c)	1,467,000	792,358
7.50%, 04/01/28 (a)(c)	1,379,000	315,570
11.25%, 05/15/28 (a)(c)	1,744,000	973,485
11.75%, 01/31/29 (a)(c)	3,969,000	2,202,606
6.50%, 02/01/29 (a)(c)	2,788,000	1,481,034
5.75%, 01/15/30 (a)(c)	3,414,000	725,475
4.13%, 12/01/30 (a)(c)	2,375,000	1,254,596
4.63%, 12/01/30 (a)(c)	3,674,000	799,095
3.38%, 02/15/31 (a)(c)	1,995,000	1,038,957
4.50%, 11/15/31 (a)(c)	2,334,000	1,225,350
5.00%, 11/15/31 (a)(c)	848,000	181,599
Deluxe Corp.
8.00%, 06/01/29 (a)(c)	925,000	935,064
8.13%, 09/15/29 (a)(c)	1,026,000	1,067,517
Directv Financing LLC
8.88%, 02/01/30 (a)(c)	4,389,000	4,494,496
Directv Financing LLC/Directv Financing Co-Obligor, Inc.
10.00%, 02/15/31 (a)(c)	3,646,000	3,860,472
9.25%, 06/01/32 (a)	2,498,000	2,609,161
Discovery Communications LLC
3.95%, 03/20/28 (a)	2,219,000	2,196,588
4.13%, 05/15/29 (a)	2,210,000	2,193,436
3.63%, 05/15/30 (a)	1,083,000	1,016,460
See financial notes
Schwab Fixed-Income ETFs | Annual Holdings and Financial Statements
15

Schwab High Yield Bond ETF
Portfolio Holdings  as of August 31, 2026 (continued)

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
5.00%, 09/20/37 (a)	886,000	684,435
6.35%, 06/01/40 (a)	939,000	760,872
Discovery Global Holdings, Inc.
4.05%, 03/15/29 (a)	2,252,000	2,230,966
4.28%, 03/15/32 (a)	5,680,000	5,081,027
5.05%, 03/15/42 (a)	7,283,000	5,313,531
5.14%, 03/15/52 (a)	1,744,000	1,177,200
Dotdash Meredith, Inc.
7.63%, 06/15/32 (a)(c)	929,000	894,088
EchoStar Corp.
10.75%, 11/30/29 (a)	5,963,000	6,447,836
Embarq LLC
8.00%, 06/01/36	3,195,000	527,175
EW Scripps Co.
9.88%, 08/15/30 (a)(c)	1,232,000	1,112,163
Fibercop SpA
6.38%, 11/15/33 (a)(c)	1,265,000	1,252,793
6.00%, 09/30/34 (a)(c)	1,312,000	1,259,993
7.20%, 07/18/36 (a)(c)	978,000	991,193
7.72%, 06/04/38 (a)(c)	867,000	903,078
GCI LLC
4.75%, 10/15/28 (a)(c)	1,441,000	1,417,481
Getty Images, Inc.
14.00%, 03/01/28 (a)(c)	672,000	377,268
11.25%, 02/21/30 (a)(c)(d)	1,145,000	843,965
Graham Holdings Co.
5.63%, 12/01/33 (a)(c)	741,000	726,991
Gray Media, Inc.
10.50%, 07/15/29 (a)(c)	689,000	727,350
4.75%, 10/15/30 (a)(c)	2,245,000	1,849,404
5.38%, 11/15/31 (a)(c)	2,420,000	1,885,749
9.63%, 07/15/32 (a)(c)	2,362,000	2,426,341
7.25%, 08/15/33 (a)(c)	1,702,000	1,702,728
7.50%, 09/15/34 (a)(c)	1,500,000	1,499,223
HTA Group Ltd.
7.50%, 06/04/29 (a)(c)	1,826,000	1,871,087
6.75%, 04/01/31 (a)(c)	500,000	505,827
iHeartCommunications, Inc.
4.75%, 01/15/28 (a)(c)	130,000	121,225
9.13%, 05/01/29 (a)(c)	1,559,450	1,400,462
10.88%, 05/01/30 (a)(c)(d)	1,398,400	985,872
7.75%, 08/15/30 (a)(c)	1,534,900	1,282,816
Iliad Holding SAS
7.00%, 10/15/28 (a)(c)	2,787,000	2,795,160
8.50%, 04/15/31 (a)(c)	1,860,000	1,952,515
7.00%, 04/15/32 (a)(c)	1,605,000	1,620,057
Lamar Media Corp.
3.75%, 02/15/28 (a)	1,183,000	1,160,523
4.88%, 01/15/29 (a)	1,215,000	1,204,201
4.00%, 02/15/30 (a)	1,348,000	1,286,940
3.63%, 01/15/31 (a)	1,426,000	1,328,653
5.38%, 11/01/33 (a)(c)	1,021,000	994,040
LCPR Senior Secured Financing DAC
6.75%, 10/15/27 (a)(c)	2,418,000	1,402,440
5.13%, 07/15/29 (a)(c)(d)	1,570,000	898,401
Level 3 Financing, Inc.
6.88%, 06/30/33 (a)(c)	3,705,000	3,769,193
7.00%, 03/31/34 (a)(c)	4,346,000	4,448,427
8.50%, 01/15/36 (a)(c)	3,370,000	3,526,759
7.50%, 02/15/37 (a)(c)	2,150,000	2,135,023
Lumen Technologies, Inc.
4.50%, 01/15/29 (a)(c)	745,000	711,177
7.60%, 09/15/39	1,037,000	961,726
7.65%, 03/15/42 (a)	636,000	579,434
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
McGraw-Hill Education, Inc.
5.75%, 08/01/28 (a)(c)	1,912,000	1,907,869
8.00%, 08/01/29 (a)(c)	1,500,000	1,501,860
7.38%, 09/01/31 (a)(c)	1,645,000	1,690,504
Midcontinent Communications
8.00%, 08/15/32 (a)(c)	1,274,000	1,107,079
Millicom International Cellular SA
5.13%, 01/15/28 (a)(c)	1,277,100	1,268,631
6.25%, 03/25/29 (a)(c)	1,737,900	1,743,122
4.50%, 04/27/31 (a)(c)	500,000	467,500
7.38%, 04/02/32 (a)(c)	1,329,000	1,370,130
Nexstar Media, Inc.
4.75%, 11/01/28 (a)(c)	2,803,000	2,763,597
6.50%, 09/15/33 (a)(c)	6,136,000	6,166,790
7.25%, 04/15/34 (a)(c)	3,056,000	3,097,610
OAK-Eagle Acquireco, Inc.
7.25%, 07/01/33 (a)(c)	5,635,000	5,864,114
8.75%, 07/01/34 (a)(c)	4,871,000	5,172,729
Outfront Media Capital LLC/Outfront Media Capital Corp.
4.25%, 01/15/29 (a)(c)	1,447,000	1,410,463
4.63%, 03/15/30 (a)(c)	944,000	915,376
7.38%, 02/15/31 (a)(c)	1,321,000	1,371,828
6.00%, 06/15/34 (a)(c)	900,000	889,801
Paramount Global
3.38%, 02/15/28 (a)	1,292,000	1,263,731
3.70%, 06/01/28 (a)	1,150,000	1,120,541
4.20%, 06/01/29 (a)	1,117,000	1,071,657
7.88%, 07/30/30 (a)	1,500,000	1,578,772
4.95%, 01/15/31 (a)	2,232,000	2,083,903
4.20%, 05/19/32 (a)	1,658,000	1,445,164
5.50%, 05/15/33	740,000	660,558
6.88%, 04/30/36 (d)	2,449,000	2,277,957
5.90%, 10/15/40 (a)	950,000	711,321
4.85%, 07/01/42 (a)	1,308,000	869,686
4.38%, 03/15/43 (a)	2,290,000	1,452,227
5.85%, 09/01/43 (a)	2,199,000	1,607,078
5.25%, 04/01/44 (a)	600,000	401,470
4.90%, 08/15/44 (a)	1,258,000	807,547
4.60%, 01/15/45 (a)	1,214,000	756,505
4.95%, 05/19/50 (a)	1,726,000	1,079,805
Qwest Corp.
6.50%, 09/01/51 (a)	1,200,000	916,800
ROBLOX Corp.
3.88%, 05/01/30 (a)(c)	2,116,000	1,993,298
Rogers Communications, Inc.
7.00%, 04/15/55 (a)(b)	2,064,000	2,080,423
7.13%, 04/15/55 (a)(b)	1,816,000	1,829,158
6.88%, 07/31/56 (a)(b)	1,730,000	1,736,596
RR Donnelley & Sons Co.
9.50%, 08/01/29 (a)(c)	1,490,000	1,553,634
10.88%, 08/01/29 (a)(c)	1,231,000	1,277,272
Scripps Escrow II, Inc.
3.88%, 01/15/29 (a)(c)	1,795,000	1,683,990
5.38%, 01/15/31 (a)(c)	1,065,000	612,396
SES AMERICOM, Inc.
5.30%, 03/25/44 (a)(c)	1,023,000	745,465
SES SA
5.30%, 04/04/43 (c)(d)	600,000	437,850
Sinclair Television Group, Inc.
5.50%, 03/01/30 (a)(c)(d)	1,185,000	1,063,538
8.13%, 02/15/33 (a)(c)	1,753,000	1,824,452
9.75%, 02/15/33 (a)(c)	3,277,000	3,674,336
See financial notes
16
Schwab Fixed-Income ETFs | Annual Holdings and Financial Statements

Schwab High Yield Bond ETF
Portfolio Holdings  as of August 31, 2026 (continued)

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Sirius XM Radio LLC
4.00%, 07/15/28 (a)(c)	3,773,000	3,681,810
5.50%, 07/01/29 (a)(c)	2,761,000	2,758,252
4.13%, 07/01/30 (a)(c)	2,671,000	2,515,545
3.88%, 09/01/31 (a)(c)	2,657,000	2,423,075
5.88%, 04/15/32 (a)(c)	2,814,000	2,777,763
Snap, Inc.
6.88%, 03/01/33 (a)(c)	2,815,000	2,762,294
6.88%, 03/15/34 (a)(c)	1,330,000	1,294,425
Stagwell Global LLC
5.63%, 08/15/29 (a)(c)	2,068,000	2,015,558
Sunrise FinCo I BV
4.88%, 07/15/31 (a)(c)	2,058,000	1,941,806
Telecom Italia Capital SA
6.38%, 11/15/33	1,293,000	1,344,939
6.00%, 09/30/34	1,626,000	1,657,987
7.20%, 07/18/36	1,400,000	1,535,485
7.72%, 06/04/38	890,000	1,013,976
TELUS Corp.
6.63%, 10/15/55 (a)(b)	1,424,000	1,413,838
7.00%, 10/15/55 (a)(b)	1,733,000	1,720,388
6.38%, 06/09/56 (a)(b)	1,750,000	1,716,271
6.63%, 06/09/56 (a)(b)	1,803,000	1,738,310
Uniti Group LP/Uniti Fiber Holdings, Inc./CSL Capital LLC
6.00%, 01/15/30 (a)(c)	1,929,000	1,858,642
Uniti Group LP/Uniti Group Finance 2019, Inc./CSL Capital LLC
6.50%, 02/15/29 (a)(c)	1,756,000	1,735,715
8.63%, 06/15/32 (a)(c)	2,444,000	2,513,581
Uniti Services LLC
7.50%, 10/15/33 (a)(c)	2,537,000	2,620,948
Univision Communications, Inc.
4.50%, 05/01/29 (a)(c)	2,387,000	2,273,951
7.38%, 06/30/30 (a)(c)	1,945,000	1,954,136
8.50%, 07/31/31 (a)(c)	2,430,000	2,450,769
9.38%, 08/01/32 (a)(c)	2,532,000	2,585,554
8.88%, 04/15/33 (a)(c)	3,014,000	2,980,992
Versant Media Group, Inc.
7.25%, 01/30/31 (a)(c)	2,079,000	2,157,189
Viasat, Inc.
6.50%, 07/15/28 (a)(c)	1,316,000	1,318,749
7.50%, 05/30/31 (a)(c)	1,598,000	1,606,207
Virgin Media Finance PLC
5.00%, 07/15/30 (a)(c)	1,968,000	1,215,619
Virgin Media O2 Vendor Financing Notes VI DAC
8.50%, 03/15/33 (a)(c)	1,059,000	716,036
Virgin Media Secured Finance PLC
5.50%, 05/15/29 (a)(c)	2,994,000	2,775,729
4.50%, 08/15/30 (a)(c)	2,024,000	1,675,052
Vmed O2 U.K. Financing I PLC
4.25%, 01/31/31 (a)(c)	2,694,000	2,184,759
4.75%, 07/15/31 (a)(c)	2,840,000	2,306,318
7.75%, 04/15/32 (a)(c)	1,860,000	1,613,915
6.75%, 01/15/33 (a)(c)	1,401,000	1,170,101
Vodafone Group PLC
7.00%, 04/04/79 (a)(b)	4,040,000	4,145,800
4.13%, 06/04/81 (a)(b)	2,824,000	2,596,851
5.13%, 06/04/81 (a)(b)	1,866,000	1,377,184
VZ Secured Financing BV
5.00%, 01/15/32 (a)(c)	2,799,000	2,364,609
7.50%, 01/15/33 (a)(c)	2,050,000	1,856,327
Windstream Services LLC/Windstream Escrow Finance Corp.
8.25%, 10/01/31 (a)(c)	4,033,000	4,215,142
Ziggo Bond Co. BV
5.13%, 02/28/30 (a)(c)	1,241,000	1,056,572
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Ziggo BV
4.88%, 01/15/30 (a)(c)	2,452,000	2,265,076
		382,106,785
Consumer Cyclical 16.6%
1011778 BC ULC/New Red Finance, Inc.
3.88%, 01/15/28 (a)(c)	2,965,000	2,918,272
4.38%, 01/15/28 (a)(c)	2,289,000	2,267,430
3.50%, 02/15/29 (a)(c)	1,948,000	1,876,285
6.13%, 06/15/29 (a)(c)	2,306,000	2,335,441
5.63%, 09/15/29 (a)(c)	1,160,000	1,165,527
4.00%, 10/15/30 (a)(c)	4,261,000	4,025,743
Academy Ltd.
5.88%, 05/15/31 (a)(c)	900,000	896,423
Adams Homes, Inc.
9.25%, 10/15/28 (a)(c)	1,385,000	1,425,817
Adient Global Holdings Ltd.
8.25%, 04/15/31 (a)(c)	598,000	623,656
7.50%, 02/15/33 (a)(c)	1,747,000	1,811,943
ADT Security Corp.
4.13%, 08/01/29 (a)(c)	1,471,000	1,417,506
4.88%, 07/15/32 (a)(c)	1,821,000	1,716,916
5.88%, 10/15/33 (a)(c)	2,189,000	2,142,990
Advance Auto Parts, Inc.
1.75%, 10/01/27 (a)	1,434,000	1,382,287
5.95%, 03/09/28 (a)	866,000	873,734
3.90%, 04/15/30 (a)	1,033,000	971,007
7.00%, 08/01/30 (a)(c)	1,791,000	1,832,246
3.50%, 03/15/32 (a)	738,000	641,298
7.38%, 08/01/33 (a)(c)	1,637,000	1,678,850
Affinity Interactive
6.88%, 12/15/27 (a)(c)	642,000	301,740
Allied Universal Holdco LLC
7.88%, 02/15/31 (a)(c)	3,726,000	3,877,000
Allied Universal Holdco LLC/Allied Universal Finance Corp.
6.00%, 06/01/29 (a)(c)	1,288,000	1,286,712
6.88%, 06/15/30 (a)(c)	1,614,000	1,652,617
Allied Universal Holdco LLC/Allied Universal Finance Corp./Atlas Luxco 4 SARL
4.63%, 06/01/28 (a)(c)	4,299,000	4,239,441
Allison Transmission, Inc.
4.75%, 10/01/27 (a)(c)	1,249,000	1,246,363
5.88%, 06/01/29 (a)(c)	1,048,000	1,052,816
3.75%, 01/30/31 (a)(c)	1,575,000	1,469,190
5.88%, 12/01/33 (a)(c)	469,000	465,934
Allwyn Entertainment Financing U.K. PLC
7.88%, 04/30/29 (a)(c)	1,458,000	1,494,421
AMC Entertainment Holdings, Inc.
7.50%, 02/15/29 (a)(c)	855,000	850,052
American Axle & Manufacturing, Inc.
5.00%, 10/01/29 (a)	1,247,000	1,218,352
6.38%, 10/15/32 (a)(c)	1,438,000	1,440,118
7.75%, 10/15/33 (a)(c)	2,195,000	2,206,454
Angi Group LLC
3.88%, 08/15/28 (a)(c)	1,079,000	850,387
Anywhere Real Estate Group LLC/Anywhere Co-Issuer Corp.
7.00%, 04/15/30 (a)(c)	1,767,000	1,777,371
Anywhere Real Estate Group LLC/Realogy Co-Issuer Corp.
5.75%, 01/15/29 (a)(c)	1,150,000	1,137,414
5.25%, 04/15/30 (a)(c)	948,000	921,465
9.75%, 04/15/30 (a)(c)	875,000	938,080
Aptiv Swiss Holdings Ltd.
6.88%, 12/15/54 (a)(b)	1,142,000	1,152,426
See financial notes
Schwab Fixed-Income ETFs | Annual Holdings and Financial Statements
17

Schwab High Yield Bond ETF
Portfolio Holdings  as of August 31, 2026 (continued)

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Aramark Services, Inc.
5.00%, 02/01/28 (a)(c)	2,108,000	2,107,210
Arches Buyer, Inc.
4.25%, 06/01/28 (a)(c)	1,426,000	1,395,657
6.13%, 12/01/28 (a)(c)	1,220,000	1,207,780
9.00%, 08/15/31 (a)(c)	1,900,000	1,984,083
Arko Corp.
5.13%, 11/15/29 (a)(c)	795,000	713,328
Asbury Automotive Group, Inc.
4.50%, 03/01/28 (a)	1,672,000	1,659,463
4.63%, 11/15/29 (a)(c)	1,265,000	1,231,566
4.75%, 03/01/30 (a)	767,000	747,900
5.00%, 02/15/32 (a)(c)	772,000	736,932
Ashton Woods USA LLC/Ashton Woods Finance Co.
4.63%, 08/01/29 (a)(c)	716,000	696,979
4.63%, 04/01/30 (a)(c)	1,091,000	1,043,019
6.88%, 08/01/33 (a)(c)	825,000	828,719
Aston Martin Capital Holdings Ltd.
10.00%, 03/31/29 (a)(c)	1,902,000	1,116,683
Bath & Body Works, Inc.
5.25%, 02/01/28 (a)	864,000	865,831
7.50%, 06/15/29 (a)	802,000	812,862
6.63%, 10/01/30 (a)(c)	1,252,000	1,277,359
6.95%, 03/01/33	889,000	903,660
6.88%, 11/01/35 (a)	1,837,000	1,875,630
6.75%, 07/01/36 (a)	1,277,000	1,272,852
BCPE Flavor Debt Merger Sub LLC & BCPE Flavor Issuer, Inc.
9.50%, 07/01/32 (a)(c)	942,000	934,503
Beazer Homes USA, Inc.
7.25%, 10/15/29 (a)	1,106,000	1,126,994
7.50%, 03/15/31 (a)(c)	452,000	459,570
8.00%, 01/15/32 (a)(c)	1,325,000	1,358,935
Belron U.K. Finance PLC
5.75%, 10/15/29 (a)(c)	1,624,000	1,631,284
Bloomin' Brands, Inc./OSI Restaurant Partners LLC
5.13%, 04/15/29 (a)(c)	745,000	719,099
Boyd Gaming Corp.
4.75%, 12/01/27 (a)	1,247,000	1,244,055
4.75%, 06/15/31 (a)(c)	1,643,000	1,578,277
Boyne USA, Inc.
4.75%, 05/15/29 (a)(c)	1,581,000	1,556,987
Brightstar Lottery PLC
5.25%, 01/15/29 (a)(c)	1,708,000	1,694,920
Brightstar Lottery PLC/Brightstar Global Solutions Corp.
5.75%, 01/15/33 (a)(c)	863,000	839,838
Brink's Co.
4.63%, 10/15/27 (a)(c)	1,512,000	1,503,679
6.50%, 06/15/29 (a)(c)	704,000	715,620
6.75%, 06/15/32 (a)(c)	1,242,000	1,261,244
Brookfield Residential Properties, Inc./Brookfield Residential U.S. LLC
6.25%, 09/15/27 (a)(c)	1,462,000	1,462,787
5.00%, 06/15/29 (a)(c)	969,000	929,355
4.88%, 02/15/30 (a)(c)	960,000	905,730
Caesars Entertainment, Inc.
4.63%, 10/15/29 (a)(c)	2,358,000	2,264,612
7.00%, 02/15/30 (a)(c)	3,602,000	3,625,020
6.50%, 02/15/32 (a)(c)	2,546,000	2,463,273
6.00%, 10/15/32 (a)(c)(d)	2,076,000	1,866,372
Carriage Services, Inc.
4.25%, 05/15/29 (a)(c)	1,166,000	1,117,859
Cars.com, Inc.
6.38%, 11/01/28 (a)(c)	1,140,000	1,136,352
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Cavalier Acquisition Corp.
8.25%, 08/15/33 (a)(c)	1,000,000	1,025,042
Century Communities, Inc.
3.88%, 08/15/29 (a)(c)	1,151,000	1,098,192
6.63%, 09/15/33 (a)(c)	928,000	939,497
Champions Financing, Inc.
8.75%, 02/15/29 (a)(c)	1,169,000	1,192,661
Churchill Downs, Inc.
4.75%, 01/15/28 (a)(c)	1,061,000	1,054,195
5.75%, 04/01/30 (a)(c)	1,882,000	1,883,564
6.75%, 05/01/31 (a)(c)	854,000	867,645
Cinemark USA, Inc.
5.25%, 07/15/28 (a)(c)	1,569,000	1,566,646
7.00%, 08/01/32 (a)(c)	972,000	1,001,355
Clarios Global LP/Clarios U.S. Finance Co.
6.75%, 05/15/28 (a)(c)	2,121,000	2,152,387
6.75%, 02/15/30 (a)(c)	1,310,000	1,347,492
6.75%, 09/15/32 (a)(c)	1,822,000	1,857,265
Cooper-Standard Automotive, Inc.
9.25%, 03/01/31 (a)(c)	1,924,000	1,947,654
CoreCivic, Inc.
8.25%, 04/15/29 (a)	1,285,000	1,334,443
Cougar JV Subsidiary LLC
8.00%, 05/15/32 (a)(c)	1,197,000	1,254,807
Crocs, Inc.
4.25%, 03/15/29 (a)(c)	593,000	574,193
4.13%, 08/15/31 (a)(c)	869,000	807,662
Cushman & Wakefield U.S. Borrower LLC
8.88%, 09/01/31 (a)(c)	1,409,000	1,476,910
Cyprium Corp./Cyprium Holdings Luxembourg SARL
6.13%, 04/15/31 (a)(c)	1,545,000	1,544,606
6.38%, 04/15/34 (a)(c)	1,400,000	1,386,555
Dealer Tire Financial LLC
10.38%, 10/01/31 (a)(c)	1,000,000	995,489
Dexko Global, Inc.
7.50%, 04/15/32 (a)(c)(d)	1,281,320	1,076,556
Dorman Products, Inc.
6.25%, 06/15/34 (a)(c)	896,000	905,793
Dream Finders Homes, Inc.
8.25%, 08/15/28 (a)(c)	611,000	623,235
6.88%, 09/15/30 (a)(c)	743,000	730,503
Empire Communities Corp.
9.75%, 05/01/29 (a)(c)	868,000	893,008
EZCORP, Inc.
7.38%, 04/01/32 (a)(c)	759,000	791,062
Family Dollar Stores LLC
10.00%, 07/31/31 (a)(c)	1,000,000	1,003,636
Fertitta Entertainment LLC/Fertitta Entertainment Finance Co., Inc.
4.63%, 01/15/29 (a)(c)	1,728,000	1,684,854
6.75%, 01/15/30 (a)(c)	2,093,000	2,050,230
Forestar Group, Inc.
5.00%, 03/01/28 (a)(c)	1,263,000	1,255,768
6.50%, 03/15/33 (a)(c)	1,105,000	1,111,822
Forvia SE
8.00%, 06/15/30 (a)(c)	651,000	683,369
6.75%, 09/15/33 (a)(c)	1,312,000	1,315,293
Full House Resorts, Inc.
8.25%, 02/15/28 (a)(c)(d)	961,000	910,719
Gaia Purchaser, Inc.
7.63%, 07/15/33 (a)(c)	2,485,000	2,538,696
See financial notes
18
Schwab Fixed-Income ETFs | Annual Holdings and Financial Statements

Schwab High Yield Bond ETF
Portfolio Holdings  as of August 31, 2026 (continued)

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Gap, Inc.
3.63%, 10/01/29 (a)(c)	1,238,000	1,171,775
3.88%, 10/01/31 (a)(c)	1,320,000	1,212,110
Garda World Security Corp.
6.00%, 06/01/29 (a)(c)	1,287,000	1,272,835
6.50%, 01/15/31 (a)(c)	1,218,000	1,236,707
8.25%, 08/01/32 (a)(c)	1,297,000	1,327,386
8.38%, 11/15/32 (a)(c)	1,834,000	1,877,262
Garrett Motion Holdings, Inc./Garrett LX I SARL
7.75%, 05/31/32 (a)(c)	1,158,000	1,205,382
Gee Automotive Holdings LLC
7.25%, 03/01/31 (a)(c)	412,000	416,174
Genting New York LLC/GENNY Capital, Inc.
7.25%, 10/01/29 (a)(c)	815,000	836,963
GEO Group, Inc.
8.63%, 04/15/29 (a)	1,266,000	1,317,173
10.25%, 04/15/31 (a)	1,000,000	1,076,302
Global Auto Holdings Ltd./AAG FH U.K. Ltd.
8.38%, 01/15/29 (a)(c)	911,000	913,461
11.50%, 08/15/29 (a)(c)	1,116,000	1,181,805
8.75%, 01/15/32 (a)(c)	962,000	943,986
Goodyear Tire & Rubber Co.
5.00%, 07/15/29 (a)	1,515,000	1,448,032
6.63%, 07/15/30 (a)	881,000	851,908
5.25%, 04/30/31 (a)	1,160,000	1,043,333
5.25%, 07/15/31 (a)	1,744,000	1,553,569
8.88%, 07/15/32 (a)	1,900,000	1,938,975
5.63%, 04/30/33 (a)	1,339,000	1,164,324
Great Canadian Gaming Corp./Raptor LLC
8.75%, 11/15/29 (a)(c)	1,074,000	1,081,513
Group 1 Automotive, Inc.
4.00%, 08/15/28 (a)(c)	1,559,000	1,521,423
6.38%, 01/15/30 (a)(c)	810,000	817,555
Hilton Domestic Operating Co., Inc.
5.88%, 04/01/29 (a)(c)	1,430,000	1,441,790
3.75%, 05/01/29 (a)(c)	1,891,000	1,822,797
4.88%, 01/15/30 (a)	1,765,000	1,747,603
4.00%, 05/01/31 (a)(c)	2,143,000	2,015,131
5.50%, 09/15/31 (a)(c)	1,450,000	1,445,474
3.63%, 02/15/32 (a)(c)	2,717,000	2,469,818
6.13%, 04/01/32 (a)(c)	893,000	904,861
5.88%, 03/15/33 (a)(c)	1,760,000	1,766,054
5.75%, 09/15/33 (a)(c)	2,167,000	2,166,632
5.50%, 03/31/34 (a)(c)	1,369,000	1,348,369
Hilton Grand Vacations Borrower LLC/Hilton Grand Vacations Borrower, Inc.
5.00%, 06/01/29 (a)(c)	1,711,000	1,667,908
4.88%, 07/01/31 (a)(c)	1,218,000	1,128,180
6.63%, 01/15/32 (a)(c)	1,740,000	1,755,681
Jacobs Entertainment, Inc.
6.75%, 02/15/29 (a)(c)	973,000	962,576
Jaguar Land Rover Automotive PLC
4.50%, 10/01/27 (a)(c)	1,295,000	1,286,348
5.88%, 01/15/28 (a)(c)	846,000	845,489
5.50%, 07/15/29 (a)(c)	1,137,000	1,131,082
JB Poindexter & Co., Inc.
8.75%, 12/15/31 (a)(c)	1,624,000	1,678,410
K Hovnanian Enterprises, Inc.
8.00%, 04/01/31 (a)(c)	850,000	874,838
8.38%, 10/01/33 (a)(c)	943,000	966,090
KB Home
4.80%, 11/15/29 (a)	549,000	539,029
7.25%, 07/15/30 (a)	686,000	696,427
4.00%, 06/15/31 (a)	945,000	880,293
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Ken Garff Automotive LLC
4.88%, 09/15/28 (a)(c)	977,000	973,324
Kingpin Intermediate Holdings LLC
7.25%, 10/15/32 (a)(c)(d)	993,000	792,973
Kohl's Corp.
10.00%, 06/01/30 (a)(c)	780,000	841,921
5.13%, 05/01/31 (a)(f)	993,000	897,612
5.55%, 07/17/45 (a)	902,000	619,494
Kontoor Brands, Inc.
4.13%, 11/15/29 (a)(c)	1,483,000	1,422,983
LCM Investments Holdings II LLC
4.88%, 05/01/29 (a)(c)	1,774,000	1,736,378
8.25%, 08/01/31 (a)(c)	1,619,000	1,682,740
Levi Strauss & Co.
3.50%, 03/01/31 (a)(c)	1,439,000	1,331,374
LGI Homes, Inc.
8.75%, 12/15/28 (a)(c)	910,000	937,249
4.00%, 07/15/29 (a)(c)	660,000	619,737
7.00%, 11/15/32 (a)(c)	950,000	940,322
Life Time, Inc.
6.00%, 11/15/31 (a)(c)	1,297,000	1,310,197
Light & Wonder International, Inc.
7.25%, 11/15/29 (a)(c)	929,000	945,832
7.50%, 09/01/31 (a)(c)	1,502,000	1,558,385
6.25%, 10/01/33 (a)(c)	2,154,000	2,149,390
Lindblad Expeditions LLC
7.00%, 09/15/30 (a)(c)	1,203,000	1,239,636
Lithia Motors, Inc.
4.63%, 12/15/27 (a)(c)	1,699,000	1,693,823
3.88%, 06/01/29 (a)(c)	1,056,000	1,014,546
5.50%, 10/01/30 (a)(c)	1,030,000	1,023,089
4.38%, 01/15/31 (a)(c)	1,003,000	956,102
Live Nation Entertainment, Inc.
4.75%, 10/15/27 (a)(c)	1,608,000	1,603,367
3.75%, 01/15/28 (a)(c)	1,366,000	1,342,824
M/I Homes, Inc.
4.95%, 02/01/28 (a)	995,000	991,200
3.95%, 02/15/30 (a)	718,000	686,518
Macy's Retail Holdings LLC
6.13%, 03/15/32 (a)(c)	913,000	914,557
7.38%, 08/01/33 (a)(c)	786,000	819,706
4.50%, 12/15/34 (a)	1,168,000	1,039,227
5.13%, 01/15/42 (a)	1,385,000	1,129,406
Marriott Ownership Resorts, Inc.
4.75%, 01/15/28 (a)	725,000	721,273
4.50%, 06/15/29 (a)(c)	869,000	841,394
6.50%, 10/01/33 (a)(c)	1,242,000	1,236,275
Match Group Holdings II LLC
5.00%, 12/15/27 (a)(c)	1,217,000	1,215,418
4.63%, 06/01/28 (a)(c)	1,418,000	1,404,363
5.63%, 02/15/29 (a)(c)	1,024,000	1,023,440
4.13%, 08/01/30 (a)(c)	1,085,000	1,022,116
3.63%, 10/01/31 (a)(c)	620,000	559,644
6.13%, 09/15/33 (a)(c)	1,365,000	1,345,180
Mattamy Group Corp.
4.63%, 03/01/30 (a)(c)	1,359,000	1,311,157
6.00%, 12/15/33 (a)(c)	1,429,000	1,385,450
Mavis Tire Express Services Topco Corp.
6.50%, 05/15/29 (a)(c)	1,332,000	1,318,228
Men's Wearhouse LLC
9.00%, 02/01/31 (a)(c)	873,000	940,723
Merlin Entertainments Group U.S. Holdings, Inc.
7.38%, 02/15/31 (a)(c)	942,000	715,002
See financial notes
Schwab Fixed-Income ETFs | Annual Holdings and Financial Statements
19

Schwab High Yield Bond ETF
Portfolio Holdings  as of August 31, 2026 (continued)

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
MGM Resorts International
4.75%, 10/15/28 (a)	2,092,000	2,079,556
6.13%, 09/15/29 (a)	1,020,000	1,033,794
6.50%, 04/15/32 (a)	972,000	971,156
Michaels Cos., Inc.
8.50%, 03/15/33 (a)(c)	4,025,000	3,987,318
11.00%, 03/15/34 (a)(c)	1,031,000	1,001,513
Midwest Gaming Borrower LLC/Midwest Gaming Finance Corp.
4.88%, 05/01/29 (a)(c)	1,335,000	1,305,069
Millrose Properties, Inc.
6.38%, 08/01/30 (a)(c)	2,207,000	2,239,642
6.25%, 09/15/32 (a)(c)	1,505,000	1,511,499
Mohegan Tribal Gaming Authority/MS Digital Entertainment Holdings LLC
8.25%, 04/15/30 (a)(c)	895,000	934,754
11.88%, 04/15/31 (a)(c)	1,905,000	2,072,150
Motion Bondco DAC
6.63%, 11/15/27 (a)(c)(d)	793,000	747,978
Motion Finco SARL
8.38%, 02/15/32 (a)(c)	797,000	600,258
Murphy Oil USA, Inc.
4.75%, 09/15/29 (a)	934,000	919,481
3.75%, 02/15/31 (a)(c)	1,367,000	1,278,858
5.88%, 06/01/34 (a)(c)	1,125,000	1,116,694
NCL Corp. Ltd.
7.75%, 02/15/29 (a)(c)	816,000	849,980
6.25%, 03/01/30 (a)(c)	1,449,000	1,448,950
5.88%, 01/15/31 (a)(c)	2,086,000	2,001,758
6.75%, 02/01/32 (a)(c)	3,155,000	3,071,494
6.25%, 09/15/33 (a)(c)	1,533,000	1,434,876
NCL Finance Ltd.
6.13%, 03/15/28 (a)(c)	968,000	976,731
New Flyer Holdings, Inc.
9.25%, 07/01/30 (a)(c)	827,000	888,154
Newmark Group, Inc.
7.50%, 01/12/29 (a)	902,000	938,775
Nissan Motor Acceptance Co. LLC
5.30%, 09/13/27 (a)(c)	443,000	442,420
2.75%, 03/09/28 (a)(c)	1,524,000	1,457,600
2.45%, 09/15/28 (a)(c)	1,207,000	1,128,105
7.05%, 09/15/28 (a)(c)	1,652,000	1,687,801
5.63%, 09/29/28 (a)(c)	2,027,000	2,023,795
5.55%, 09/13/29 (a)(c)	1,327,000	1,296,373
6.13%, 09/30/30 (a)(c)	2,508,000	2,468,750
Nissan Motor Co. Ltd.
4.35%, 09/17/27 (a)(c)	4,053,000	4,009,064
7.50%, 07/17/30 (a)(c)	1,847,000	1,898,502
4.81%, 09/17/30 (a)(c)	3,925,000	3,658,093
7.75%, 07/17/32 (a)(c)	1,585,000	1,645,634
8.13%, 07/17/35 (a)(c)	2,345,000	2,491,517
Nordstrom, Inc.
6.95%, 03/15/28 (a)	881,000	900,724
4.38%, 04/01/30 (a)	896,000	853,098
4.25%, 08/01/31 (a)	729,000	674,562
5.00%, 01/15/44 (a)	1,725,000	1,233,689
Ontario Gaming GTA LP/OTG Co-Issuer, Inc.
8.00%, 08/01/30 (a)(c)	820,000	824,936
OT Midco, Inc.
10.00%, 02/15/30 (a)(c)	1,036,000	313,390
Papa John's International, Inc.
3.88%, 09/15/29 (a)(c)	1,095,000	1,020,106
Penn Entertainment, Inc.
4.13%, 07/01/29 (a)(c)	609,000	584,353
6.75%, 04/01/31 (a)(c)	1,010,000	1,014,106
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Penske Automotive Group, Inc.
3.75%, 06/15/29 (a)(c)	947,000	908,788
Petco Health & Wellness Co., Inc.
8.25%, 02/01/31 (a)(c)	1,163,000	1,182,325
PetSmart LLC/PetSmart Finance Corp.
7.50%, 09/15/32 (a)	3,091,000	3,122,457
10.00%, 09/15/33 (a)	1,566,000	1,565,036
Phinia, Inc.
6.75%, 04/15/29 (a)(c)	931,000	951,460
6.63%, 10/15/32 (a)(c)	899,000	914,286
Photo Holdings LLC
12.00%, 07/01/31 (a)(c)	2,500,000	2,575,445
Pioneer Opco LLC
7.00%, 05/15/33 (a)(c)	1,025,000	1,044,114
PM General Purchaser LLC
9.50%, 10/01/28 (a)(c)	1,171,000	917,771
Premier Entertainment Sub LLC/Premier Entertainment Finance Corp.
5.63%, 09/01/29 (a)(c)	1,248,000	915,870
5.88%, 09/01/31 (a)(c)	1,460,000	981,120
Prime Security Services Borrower LLC/Prime Finance, Inc.
3.38%, 08/31/27 (a)(c)	1,612,000	1,582,957
Rakuten Group, Inc.
9.75%, 04/15/29 (a)(c)	3,323,000	3,623,860
8.13%, 12/15/29 (a)(b)(c)(e)	1,095,000	1,125,363
6.25%, 04/22/31 (a)(b)(c)(e)	2,041,000	1,940,580
Raven Acquisition Holdings LLC
6.88%, 11/15/31 (a)(c)	2,291,000	2,284,411
Resorts World Las Vegas LLC/RWLV Capital, Inc.
4.63%, 04/16/29 (a)(c)	1,825,000	1,661,971
8.45%, 07/27/30 (a)(c)	1,085,000	1,087,451
4.63%, 04/06/31 (a)(c)	1,000,000	853,615
Risewell Homes, Inc.
9.25%, 10/01/29 (a)(c)	927,000	951,040
8.50%, 11/01/30 (a)(c)	619,000	629,443
Rivers Enterprise Borrower LLC
6.25%, 10/15/30 (a)(c)	1,100,000	1,115,404
Rivers Enterprise Borrower LLC/Rivers Enterprise Finance Corp.
6.63%, 02/01/33 (a)(c)	1,248,000	1,265,720
S&S Holdings LLC
8.38%, 10/01/31 (a)(c)	1,079,000	1,029,595
Sally Holdings LLC/Sally Capital, Inc.
6.75%, 04/01/32 (a)	1,124,000	1,150,073
Scientific Games Holdings LP/Scientific Games U.S. FinCo, Inc.
6.63%, 03/01/30 (a)(c)	1,528,000	1,005,027
SeaWorld Parks & Entertainment, Inc.
5.25%, 08/15/29 (a)(c)	1,390,000	1,358,089
Service Corp. International
4.63%, 12/15/27 (a)	2,030,000	2,023,568
5.13%, 06/01/29 (a)	1,710,000	1,701,667
3.38%, 08/15/30 (a)	1,557,000	1,446,022
4.00%, 05/15/31 (a)	1,065,000	1,001,590
5.75%, 10/15/32 (a)	1,163,000	1,164,083
Shea Homes LP/Shea Homes Funding Corp.
4.75%, 02/15/28 (a)	1,080,000	1,074,485
4.75%, 04/01/29 (a)	932,000	917,712
Signal Parent, Inc.
6.13%, 04/01/29 (a)(c)	599,000	103,328
Six Flags Entertainment Corp.
7.25%, 05/15/31 (a)(c)	1,397,000	1,381,243
Six Flags Entertainment Corp./Canada's Wonderland Co./Magnum Management Corp.
6.50%, 10/01/28 (a)	1,280,000	1,285,614
5.25%, 07/15/29 (a)	1,028,000	998,312
See financial notes
20
Schwab Fixed-Income ETFs | Annual Holdings and Financial Statements

Schwab High Yield Bond ETF
Portfolio Holdings  as of August 31, 2026 (continued)

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Six Flags Entertainment Corp./Canada's Wonderland Co./Millennium Operations LLC
8.63%, 01/15/32 (a)(c)	2,057,000	2,087,053
Six Flags Entertainment Corp./Six Flags Theme Parks, Inc./Canada's Wonderland Co.
6.63%, 05/01/32 (a)(c)	1,621,000	1,644,093
Sonic Automotive, Inc.
4.63%, 11/15/29 (a)(c)	1,043,000	1,021,600
4.88%, 11/15/31 (a)(c)	1,113,000	1,066,865
Sotheby's
8.25%, 04/15/31 (a)(c)	1,475,000	1,494,932
Sotheby's/Bidfair Holdings, Inc.
5.88%, 06/01/29 (a)(c)	697,000	679,172
Speedway Motorsports LLC/Speedway Funding II, Inc.
4.88%, 11/01/27 (a)(c)	1,406,000	1,397,274
Staples, Inc.
10.75%, 09/01/29 (a)(c)	4,291,000	4,124,839
12.75%, 01/15/30 (a)(c)	1,636,800	1,305,074
Station Casinos LLC
4.50%, 02/15/28 (a)(c)	1,267,000	1,255,006
4.63%, 12/01/31 (a)(c)	840,000	792,684
6.63%, 03/15/32 (a)(c)	1,203,000	1,219,154
STL Holding Co. LLC
8.75%, 02/15/29 (a)(c)	890,000	926,155
StoneMor, Inc.
8.50%, 05/15/29 (a)(c)	702,000	700,827
Tenneco, Inc.
8.00%, 11/17/28 (a)(c)	3,159,000	3,171,356
TKC Holdings, Inc.
8.50%, 08/15/30 (a)(c)	2,000,000	2,085,692
12.00%, 02/15/31 (a)(c)	1,364,000	1,467,758
Travel & Leisure Co.
4.50%, 12/01/29 (a)(c)	1,168,000	1,131,022
4.63%, 03/01/30 (a)(c)	899,000	870,875
6.25%, 06/01/31 (a)(c)	1,564,000	1,576,509
6.13%, 09/01/33 (a)(c)	863,000	851,685
Tri Pointe Homes, Inc.
5.70%, 06/15/28 (a)	1,308,000	1,313,488
TriNet Group, Inc.
3.50%, 03/01/29 (a)(c)	1,025,000	977,798
7.13%, 08/15/31 (a)(c)	1,093,000	1,116,881
Under Armour, Inc.
7.25%, 07/15/30 (a)(c)	963,000	972,627
Universal Entertainment Corp.
9.88%, 08/01/29 (a)(c)	525,000	503,204
Upbound Group, Inc.
6.38%, 02/15/29 (a)(c)	1,121,000	1,116,491
Vail Resorts, Inc.
5.63%, 07/15/30 (a)(c)	762,000	761,136
6.50%, 05/15/32 (a)(c)	1,262,000	1,280,645
Valvoline, Inc.
3.63%, 06/15/31 (a)(c)	1,192,000	1,093,777
6.13%, 08/15/34 (a)(c)	1,500,000	1,498,699
VF Corp.
2.95%, 04/23/30 (a)	1,065,000	968,052
6.00%, 10/15/33	947,000	925,488
6.45%, 11/01/37	904,000	843,971
Victoria's Secret & Co.
4.63%, 07/15/29 (a)(c)	1,228,000	1,195,616
Victra Holdings LLC/Victra Finance Corp.
8.75%, 09/15/29 (a)(c)	909,000	932,386
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Viking Cruises Ltd.
7.00%, 02/15/29 (a)(c)	924,000	928,451
9.13%, 07/15/31 (a)(c)	1,580,000	1,658,624
5.88%, 10/15/33 (a)(c)	2,980,000	2,950,630
Voyager Parent LLC
9.25%, 07/01/32 (a)(c)	2,787,000	2,986,031
VT Topco, Inc.
8.50%, 08/15/30 (a)(c)(d)	971,000	999,461
Wabash National Corp.
4.50%, 10/15/28 (a)(c)	945,000	891,491
Wand NewCo 3, Inc.
7.63%, 01/30/32 (a)(c)	1,709,000	1,740,467
Wayfair LLC
7.25%, 10/31/29 (a)(c)	1,428,000	1,479,574
7.75%, 09/15/30 (a)(c)	1,312,000	1,382,520
6.75%, 11/15/32 (a)(c)	1,265,000	1,302,447
7.13%, 05/31/34 (a)(c)	876,000	909,214
Weekley Homes LLC/Weekley Finance Corp.
4.88%, 09/15/28 (a)(c)	1,449,000	1,430,305
6.75%, 01/15/34 (a)(c)	1,148,000	1,164,367
William Carter Co.
7.38%, 02/15/31 (a)(c)(d)	1,085,000	1,121,517
Wolverine World Wide, Inc.
4.00%, 08/15/29 (a)(c)	1,216,000	1,157,492
Wyndham Hotels & Resorts, Inc.
4.38%, 08/15/28 (a)(c)	1,003,000	985,599
5.63%, 03/01/33 (a)(c)	1,225,000	1,201,388
Wynn Resorts Finance LLC/Wynn Resorts Capital Corp.
5.13%, 10/01/29 (a)(c)	1,847,000	1,839,756
7.13%, 02/15/31 (a)(c)	1,285,000	1,349,787
6.25%, 03/15/33 (a)(c)	1,619,000	1,619,897
Yum! Brands, Inc.
4.75%, 01/15/30 (a)(c)	1,486,000	1,462,036
3.63%, 03/15/31 (a)	1,500,000	1,388,469
4.63%, 01/31/32 (a)	1,881,000	1,793,108
5.38%, 04/01/32 (a)	1,832,000	1,812,311
6.88%, 11/15/37	1,493,000	1,603,991
5.35%, 11/01/43 (a)	480,000	440,121
ZF North America Capital, Inc.
6.88%, 04/14/28 (a)(c)	1,171,000	1,191,155
7.13%, 04/14/30 (a)(c)	1,136,000	1,157,101
6.75%, 04/23/30 (a)(c)	1,503,000	1,515,699
7.50%, 03/24/31 (a)(c)	2,291,000	2,350,390
6.88%, 04/23/32 (a)(c)	1,295,000	1,298,807
ZipRecruiter, Inc.
5.00%, 01/15/30 (a)(c)	633,000	533,352
		476,436,207
Consumer Non-Cyclical 11.1%
1261229 BC Ltd.
10.00%, 04/15/32 (a)(c)	11,830,000	12,322,719
Acadia Healthcare Co., Inc.
5.50%, 07/01/28 (a)(c)	1,081,000	1,079,996
5.00%, 04/15/29 (a)(c)	1,193,000	1,173,072
7.38%, 03/15/33 (a)(c)(d)	1,078,000	1,125,010
Accendra Health, Inc.
9.00%, 06/15/32 (a)(d)	1,000,000	848,540
9.75%, 06/15/33 (a)(c)	946,310	435,303
ACCO Brands Corp.
4.25%, 03/15/29 (a)(c)	1,178,000	1,109,819
Acushnet Co.
5.63%, 12/01/33 (a)(c)	1,002,000	986,319
See financial notes
Schwab Fixed-Income ETFs | Annual Holdings and Financial Statements
21

Schwab High Yield Bond ETF
Portfolio Holdings  as of August 31, 2026 (continued)

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Adapthealth LLC
4.63%, 08/01/29 (a)(c)	1,079,000	1,019,992
5.13%, 03/01/30 (a)(c)	1,345,000	1,260,343
AHP Health Partners, Inc.
5.75%, 07/15/29 (a)(c)	1,009,000	1,008,419
Albertsons Cos., Inc./Safeway, Inc./New Albertsons LP/Albertsons LLC
6.50%, 02/15/28 (a)(c)	1,542,000	1,553,385
3.50%, 03/15/29 (a)(c)	2,079,000	1,976,908
4.88%, 02/15/30 (a)(c)	1,952,000	1,881,065
5.50%, 03/31/31 (a)(c)	2,010,000	1,949,835
5.63%, 03/31/32 (a)(c)	2,280,000	2,195,737
6.25%, 03/15/33 (a)(c)	1,174,000	1,152,816
5.75%, 03/31/34 (a)(c)	2,813,000	2,648,011
American Greetings Corp.
8.88%, 01/15/32 (a)(c)	857,000	850,182
AMN Healthcare, Inc.
4.00%, 04/15/29 (a)(c)	513,000	497,315
6.50%, 01/15/31 (a)(c)	1,025,000	1,036,736
Amneal Pharmaceuticals LLC
6.88%, 08/01/32 (a)(c)	1,062,000	1,102,915
Avantor Funding, Inc.
4.63%, 07/15/28 (a)(c)	2,468,000	2,448,707
3.88%, 11/01/29 (a)(c)	1,521,000	1,465,613
B&G Foods, Inc.
8.00%, 09/15/28 (a)(c)	1,447,000	1,434,891
11.00%, 06/15/31 (a)(c)	1,500,000	1,312,745
Bausch & Lomb Corp.
8.38%, 10/01/28 (a)(c)	2,258,000	2,319,034
Bausch Health Cos., Inc.
5.00%, 01/30/28 (a)(c)(d)	786,000	729,751
4.88%, 06/01/28 (a)(c)	439,000	418,971
11.00%, 09/30/28 (a)(c)(d)	1,600,000	1,690,880
5.00%, 02/15/29 (a)(c)	1,022,000	805,643
6.25%, 02/15/29 (a)(c)	1,605,000	1,326,131
7.25%, 05/30/29 (a)(c)(d)	841,000	692,387
5.25%, 01/30/30 (a)(c)	1,575,000	1,123,460
14.00%, 10/15/30 (a)(c)(d)	718,000	698,255
5.25%, 02/15/31 (a)(c)	1,063,000	684,965
BellRing Brands, Inc.
7.00%, 03/15/30 (a)(c)	1,707,000	1,690,652
BioMarin Pharmaceutical, Inc.
5.50%, 02/15/34 (a)(c)	1,171,000	1,145,129
C&S Group Enterprises LLC
5.00%, 12/15/28 (a)(c)	1,099,000	1,021,183
CD&R Smokey Buyer, Inc./Radio Systems Corp.
9.50%, 10/15/29 (a)(c)	1,571,000	683,385
Central Garden & Pet Co.
5.13%, 02/01/28 (a)	675,000	676,572
4.13%, 10/15/30 (a)	950,000	901,291
4.13%, 04/30/31 (a)(c)	1,083,000	1,018,424
Champ Acquisition Corp.
8.38%, 12/01/31 (a)(c)	783,000	823,175
Charles River Laboratories International, Inc.
4.25%, 05/01/28 (a)(c)	1,516,000	1,500,275
3.75%, 03/15/29 (a)(c)	1,126,000	1,086,889
4.00%, 03/15/31 (a)(c)	510,000	480,382
Charlotte Buyer, Inc.
8.00%, 06/30/31 (a)(c)	970,000	990,792
Chobani LLC/Chobani Finance Corp., Inc.
4.63%, 11/15/28 (a)(c)	998,000	989,386
7.63%, 07/01/29 (a)(c)	888,000	914,565
6.38%, 04/15/34 (a)(c)	1,711,000	1,729,593
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
CHS/Community Health Systems, Inc.
6.00%, 01/15/29 (a)(c)	1,717,000	1,698,268
6.88%, 04/15/29 (a)(c)	2,614,000	2,510,175
6.13%, 04/01/30 (a)(c)	2,759,000	2,360,581
5.25%, 05/15/30 (a)(c)	2,553,000	2,385,246
4.75%, 02/15/31 (a)(c)	2,022,000	1,843,355
10.88%, 01/15/32 (a)(c)	2,410,000	2,560,307
9.75%, 01/15/34 (a)(c)	2,998,000	3,061,821
Concentra Health Services, Inc.
6.88%, 07/15/32 (a)(c)	1,184,000	1,225,944
Coty, Inc./HFC Prestige Products, Inc./HFC Prestige International U.S. LLC
4.75%, 01/15/29 (a)(c)	900,000	880,995
6.63%, 07/15/30 (a)(c)	1,250,000	1,253,705
5.60%, 01/15/31 (a)(c)	1,500,000	1,460,417
CVS Health Corp.
6.75%, 12/10/54 (a)(b)	2,144,000	2,200,454
7.00%, 03/10/55 (a)(b)	3,366,000	3,476,685
Darling Ingredients, Inc.
6.00%, 06/15/30 (a)(c)	2,158,000	2,170,939
DaVita, Inc.
4.63%, 06/01/30 (a)(c)	4,590,000	4,437,826
3.75%, 02/15/31 (a)(c)	2,383,000	2,202,826
6.88%, 09/01/32 (a)(c)	2,113,000	2,165,407
6.75%, 07/15/33 (a)	2,096,000	2,146,122
Dentsply Sirona, Inc.
8.38%, 09/12/55 (a)(b)	1,386,000	1,379,987
Edgewell Personal Care Co.
5.50%, 06/01/28 (a)(c)	1,662,000	1,664,418
4.13%, 04/01/29 (a)(c)	1,220,000	1,182,718
Elanco Animal Health, Inc.
6.40%, 08/28/28 (a)(f)	1,691,000	1,735,157
Embecta Corp.
5.00%, 02/15/30 (a)(c)	1,091,000	896,452
Emergent BioSolutions, Inc.
3.88%, 08/15/28 (a)(c)	954,000	878,936
Encompass Health Corp.
4.50%, 02/01/28 (a)	739,000	734,511
4.75%, 02/01/30 (a)	991,000	977,204
4.63%, 04/01/31 (a)	1,217,000	1,181,620
5.88%, 06/01/34 (a)(c)	275,000	273,876
Endo Finance Holdings LP
8.50%, 04/15/31 (a)(c)	1,551,000	1,635,784
Energizer Holdings, Inc.
4.75%, 06/15/28 (a)(c)	879,000	871,989
4.38%, 03/31/29 (a)(c)	1,424,000	1,382,161
6.00%, 09/15/33 (a)(c)	1,761,000	1,690,052
Fiesta Purchaser, Inc.
7.88%, 03/01/31 (a)(c)	1,136,000	1,150,665
9.63%, 09/15/32 (a)(c)	980,000	961,880
Fortrea Holdings, Inc.
7.50%, 07/01/30 (a)(c)	1,491,000	1,520,364
Froneri Lux FinCo SARL
6.00%, 08/01/32 (a)(c)	1,203,000	1,188,045
Gainwell Acquisition Corp.
9.00%, 09/01/31 (a)(c)	3,550,000	3,700,029
Genmab AS/Genmab Finance LLC
6.25%, 12/15/32 (a)(c)	2,580,000	2,619,562
7.25%, 12/15/33 (a)(c)	1,435,000	1,495,927
Global Medical Response, Inc.
7.38%, 10/01/32 (a)(c)	1,714,000	1,777,418
Grifols SA
4.75%, 10/15/28 (a)(c)	2,126,000	2,096,964
See financial notes
22
Schwab Fixed-Income ETFs | Annual Holdings and Financial Statements

Schwab High Yield Bond ETF
Portfolio Holdings  as of August 31, 2026 (continued)

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
HAH Group Holding Co. LLC
9.75%, 10/01/31 (a)(c)	1,354,000	1,285,677
Harrow, Inc.
8.63%, 09/15/30 (a)(c)	608,000	622,467
HLF Financing SARL LLC/Herbalife International, Inc.
4.88%, 06/01/29 (a)(c)	1,225,000	1,155,144
7.75%, 05/01/33 (a)(c)	1,646,000	1,663,988
HNI Corp.
5.13%, 01/18/29 (a)(c)	907,000	902,063
Ingles Markets, Inc.
4.00%, 06/15/31 (a)(c)	1,239,000	1,152,971
Insulet Corp.
6.50%, 04/01/33 (a)(c)	1,189,000	1,209,148
IQVIA, Inc.
6.50%, 05/15/30 (a)(c)	1,690,000	1,723,585
6.25%, 06/01/32 (a)(c)	3,100,000	3,160,015
Jazz Securities DAC
4.38%, 01/15/29 (a)(c)	2,881,000	2,829,320
Kedrion SpA
6.50%, 09/01/29 (a)(c)	1,432,000	1,435,142
KeHE Distributors LLC/KeHE Finance Corp./NextWave Distribution, Inc.
7.13%, 04/30/33 (a)(c)	955,000	976,585
7.00%, 08/15/34 (a)(c)	1,500,000	1,514,838
Kronos Acquisition Holdings, Inc.
8.25%, 06/30/31 (a)(c)	1,192,000	931,250
10.75%, 06/30/32 (a)(c)	984,000	394,830
Lamb Weston Holdings, Inc.
4.88%, 05/15/28 (a)(c)	887,000	882,445
4.13%, 01/31/30 (a)(c)	1,478,000	1,417,720
4.38%, 01/31/32 (a)(c)	1,636,000	1,542,118
LifePoint Health, Inc.
5.38%, 01/15/29 (a)(c)	1,556,000	1,509,163
9.88%, 08/15/30 (a)(c)	1,025,000	1,078,889
8.38%, 02/15/32 (a)(c)	1,208,000	1,223,513
10.00%, 06/01/32 (a)(c)	2,072,000	2,009,967
7.00%, 05/01/34 (a)(c)	2,810,000	2,643,883
MajorDrive Holdings IV LLC
6.38%, 06/01/29 (a)(c)	1,180,000	1,000,206
Medline Borrower LP
5.25%, 10/01/29 (a)(c)	5,113,000	5,086,683
MPH Acquisition Holdings LLC
5.75%, 12/31/30 (a)(c)(d)	1,403,000	1,204,209
National Mentor Holdings, Inc.
10.50%, 12/15/30 (a)(c)	2,518,000	2,682,005
Neogen Food Safety Corp.
8.63%, 07/20/30 (a)(c)	1,178,000	1,242,544
Newell Brands, Inc.
8.50%, 06/01/28 (a)(c)	2,221,000	2,316,530
6.63%, 09/15/29 (a)	1,271,000	1,297,338
6.38%, 05/15/30 (a)	1,139,000	1,157,022
6.25%, 08/15/31 (a)(c)	1,200,000	1,203,596
6.63%, 05/15/32 (a)(d)	1,129,000	1,155,669
7.38%, 04/01/36 (a)(f)	985,000	993,821
7.50%, 04/01/46 (a)(f)	1,625,000	1,516,290
Opal Bidco SAS
6.50%, 03/31/32 (a)(c)	1,935,000	1,954,514
Option Care Health, Inc.
4.38%, 10/31/29 (a)(c)	1,505,000	1,460,012
Organon & Co./Organon Foreign Debt Co-Issuer BV
4.13%, 04/30/28 (a)(c)	3,528,000	3,494,255
5.13%, 04/30/31 (a)(c)	2,817,000	2,816,514
6.75%, 05/15/34 (a)(c)	1,823,000	1,913,415
7.88%, 05/15/34 (a)(c)	1,091,000	1,170,007
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Paradigm Parent LLC & Paradigm Parent Co-Issuer, Inc.
8.75%, 04/17/32 (a)(c)	870,000	810,187
Pediatrix Medical Group, Inc.
5.38%, 02/15/30 (a)(c)	533,000	528,923
Performance Food Group, Inc.
4.25%, 08/01/29 (a)(c)	1,733,000	1,686,571
6.13%, 09/15/32 (a)(c)	1,935,000	1,941,436
5.63%, 03/01/34 (a)(c)	1,325,000	1,287,847
Perrigo Finance Unlimited Co.
5.15%, 06/15/30 (a)(f)	1,386,000	1,339,536
6.13%, 09/30/32 (a)	1,435,000	1,408,673
4.90%, 12/15/44 (a)	1,049,000	799,516
Pilgrim's Pride Corp.
4.25%, 04/15/31 (a)	1,526,000	1,456,201
3.50%, 03/01/32 (a)	2,127,000	1,926,637
6.25%, 07/01/33 (a)	942,000	974,537
6.88%, 05/15/34 (a)	1,568,000	1,679,626
Post Holdings, Inc.
4.63%, 04/15/30 (a)(c)	2,968,000	2,862,361
4.50%, 09/15/31 (a)(c)	1,851,000	1,721,158
6.25%, 02/15/32 (a)(c)	2,604,000	2,629,054
6.38%, 03/01/33 (a)(c)	1,981,000	1,947,739
6.25%, 10/15/34 (a)(c)	2,293,000	2,211,732
6.50%, 03/15/36 (a)(c)	2,416,000	2,342,770
Prestige Brands, Inc.
3.75%, 04/01/31 (a)(c)	1,563,000	1,443,337
6.25%, 07/15/34 (a)(c)	1,300,000	1,306,358
Prime Healthcare Services, Inc.
9.38%, 09/01/29 (a)(c)	2,418,000	2,509,064
Primo Water Holdings, Inc./Triton Water Holdings, Inc.
6.25%, 04/01/29 (a)(c)	546,000	548,211
4.38%, 04/30/29 (a)(c)	1,913,000	1,877,674
Radiology Partners, Inc.
8.50%, 07/15/32 (a)(c)	1,866,000	1,911,392
Safeway, Inc.
7.25%, 02/01/31	327,000	340,928
Scotts Miracle-Gro Co.
4.50%, 10/15/29 (a)	797,000	784,016
4.00%, 04/01/31 (a)	1,194,000	1,113,167
4.38%, 02/01/32 (a)	903,000	840,390
Select Medical Corp.
6.25%, 12/01/32 (a)(c)	1,527,000	1,481,953
Simmons Foods, Inc./Simmons Prepared Foods, Inc./Simmons Pet Food, Inc./Simmons Feed
4.63%, 03/01/29 (a)(c)	1,789,000	1,724,762
Somnigroup International, Inc.
4.00%, 04/15/29 (a)(c)	1,181,000	1,137,496
3.88%, 10/15/31 (a)(c)	1,723,000	1,577,195
Sotera Health Holdings LLC
7.38%, 06/01/31 (a)(c)	1,374,000	1,431,084
Spectrum Brands, Inc.
3.88%, 03/15/31 (a)(c)	15,000	13,238
Star Parent, Inc.
9.00%, 10/01/30 (a)(c)	1,780,000	1,870,743
Surgery Center Holdings, Inc.
7.25%, 04/15/32 (a)(c)	2,194,000	2,209,169
Team Health Holdings, Inc.
8.38%, 06/30/28 (a)(c)	535,000	535,396
TEAM Services Holding, Inc.
9.00%, 02/15/33 (a)(c)(d)	750,000	783,081
Teleflex, Inc.
4.25%, 06/01/28 (a)(c)	1,227,000	1,206,735
5.88%, 01/15/32 (a)(c)	1,000,000	1,002,137
See financial notes
Schwab Fixed-Income ETFs | Annual Holdings and Financial Statements
23

Schwab High Yield Bond ETF
Portfolio Holdings  as of August 31, 2026 (continued)

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Tenet Healthcare Corp.
5.13%, 11/01/27 (a)	3,041,000	3,041,956
4.63%, 06/15/28 (a)	1,525,000	1,516,680
6.13%, 10/01/28 (a)	2,733,000	2,736,796
4.25%, 06/01/29 (a)	2,512,000	2,448,349
4.38%, 01/15/30 (a)	3,041,000	2,946,013
6.13%, 06/15/30 (a)	3,714,000	3,744,202
6.75%, 05/15/31 (a)(c)	2,510,000	2,564,638
6.88%, 11/15/31	1,519,000	1,614,695
5.50%, 11/15/32 (a)(c)	2,395,000	2,364,715
6.00%, 11/15/33 (a)(c)	1,809,000	1,815,277
Thor Industries, Inc.
4.00%, 10/15/29 (a)(c)	881,000	840,715
TreeHouse Foods, Inc.
7.75%, 02/11/33 (a)(c)	1,250,000	1,265,277
Turning Point Brands, Inc.
7.63%, 03/15/32 (a)(c)	847,000	867,431
U.S. Acute Care Solutions LLC
9.75%, 05/15/29 (a)(c)	1,906,000	1,870,712
U.S. Foods, Inc.
6.88%, 09/15/28 (a)(c)	1,593,000	1,624,264
4.75%, 02/15/29 (a)(c)	1,597,000	1,576,979
4.63%, 06/01/30 (a)(c)	1,017,000	993,194
7.25%, 01/15/32 (a)(c)	1,117,000	1,154,803
5.75%, 04/15/33 (a)(c)	734,000	730,892
United Natural Foods, Inc.
6.75%, 10/15/28 (a)(c)	982,000	988,607
Viking Baked Goods Acquisition Corp.
8.63%, 11/01/31 (a)(c)	1,713,000	1,719,081
Whirlpool Corp.
4.75%, 02/26/29 (a)	1,310,000	1,244,286
6.13%, 06/15/30 (a)	1,307,000	1,229,073
2.40%, 05/15/31 (a)	1,516,000	1,146,326
7.50%, 07/01/31 (a)(c)	1,450,000	1,455,465
5.50%, 03/01/33 (a)	690,000	550,930
6.50%, 06/15/33 (a)	1,313,000	1,136,091
5.75%, 03/01/34 (a)	634,000	494,754
7.88%, 07/01/34 (a)(c)	1,400,000	1,373,080
4.50%, 06/01/46 (a)	1,497,000	849,332
4.60%, 05/15/50 (a)	1,389,000	786,943
		317,877,292
Energy 11.4%
Aethon United BR LP/Aethon United Finance Corp.
7.50%, 10/01/29 (a)(c)	2,051,000	2,134,502
AltaGas Ltd.
7.20%, 10/15/54 (a)(b)(c)	2,037,000	2,108,183
AmeriGas Partners LP/AmeriGas Finance Corp.
9.38%, 06/01/28 (a)(c)	854,000	872,414
9.50%, 06/01/30 (a)(c)	916,000	974,199
6.88%, 06/01/31 (a)(c)	1,045,000	1,044,813
Antero Midstream Partners LP/Antero Midstream Finance Corp.
5.38%, 06/15/29 (a)(c)	1,700,000	1,703,553
6.63%, 02/01/32 (a)(c)	1,585,000	1,620,276
5.75%, 10/15/33 (a)(c)	1,075,000	1,061,950
5.75%, 07/01/34 (a)(c)	1,640,000	1,610,259
Archrock Partners LP/Archrock Partners Finance Corp.
6.63%, 09/01/32 (a)(c)	1,186,000	1,208,332
Archrock Services LP/Archrock Partners Finance Corp.
6.00%, 02/01/34 (a)(c)	1,798,000	1,773,142
Ascent Resources Utica Holdings LLC/ARU Finance Corp.
9.00%, 11/01/27 (a)(c)	401,000	421,830
5.88%, 06/30/29 (a)(c)	1,005,000	1,005,596
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
6.63%, 10/15/32 (a)(c)	839,000	849,483
6.63%, 07/15/33 (a)(c)	1,424,000	1,438,833
Beusa Investments LLC
7.00%, 08/01/31 (a)(c)	1,500,000	1,502,704
BKV Upstream Midstream LLC
7.50%, 10/15/30 (a)(c)	1,125,000	1,139,582
Blue Racer Midstream LLC/Blue Racer Finance Corp.
7.00%, 07/15/29 (a)(c)	1,060,000	1,091,508
7.25%, 07/15/32 (a)(c)	866,000	895,692
Borr IHC Ltd./Borr Finance LLC
8.75%, 01/15/32 (a)(c)	2,000,000	1,943,669
9.00%, 01/15/34 (a)(c)	1,700,000	1,644,627
Breakwater Energy Holdings SARL
9.25%, 11/15/30 (a)(c)	1,656,000	1,770,887
Bristow Group, Inc.
6.75%, 02/01/33 (a)(c)	823,000	829,361
Buckeye Partners LP
4.50%, 03/01/28 (a)(c)	852,000	839,686
6.88%, 07/01/29 (a)(c)	1,477,000	1,514,161
6.75%, 02/01/30 (a)(c)	821,000	846,014
5.85%, 11/15/43 (a)	734,000	653,800
5.60%, 10/15/44 (a)	1,160,000	1,000,713
California Resources Corp.
7.00%, 01/15/34 (a)(c)	1,415,000	1,415,547
7.25%, 01/15/35 (a)(c)	1,285,000	1,288,737
Calumet Specialty Products Partners LP/Calumet Finance Corp.
9.75%, 07/15/28 (a)(c)	750,000	773,872
9.75%, 02/15/31 (a)(c)	1,131,000	1,226,064
Caturus Energy LLC
8.50%, 02/15/30 (a)(c)	1,380,000	1,440,847
7.13%, 05/15/31 (a)(c)	1,100,000	1,102,808
CHC Group LLC
11.75%, 09/01/30 (a)(c)	1,131,000	967,005
Chord Energy Corp.
6.00%, 10/01/30 (a)(c)	997,000	1,009,269
6.75%, 03/15/33 (a)(c)	1,480,000	1,514,034
CITGO Petroleum Corp.
8.38%, 01/15/29 (a)(c)	2,040,000	2,096,759
CNX Midstream Partners LP
4.75%, 04/15/30 (a)(c)	932,000	900,634
CNX Resources Corp.
7.38%, 01/15/31 (a)(c)	1,379,000	1,412,893
7.25%, 03/01/32 (a)(c)	1,019,000	1,049,417
5.88%, 03/01/34 (a)(c)	1,099,000	1,072,192
Comstock Resources, Inc.
6.75%, 03/01/29 (a)(c)	2,989,000	2,962,839
5.88%, 01/15/30 (a)(c)	1,583,000	1,520,519
CQP Holdco LP/BIP-V Chinook Holdco LLC
5.50%, 06/15/31 (a)(c)	1,810,000	1,771,160
7.50%, 12/15/33 (a)(c)	1,178,000	1,236,562
Crescent Energy Finance LLC
7.63%, 04/01/32 (a)(c)	2,041,000	2,099,562
7.88%, 04/15/32 (a)(c)	2,149,000	2,221,370
7.38%, 01/15/33 (a)(c)	2,021,000	2,065,056
8.38%, 01/15/34 (a)(c)	1,303,000	1,375,779
CVR Energy, Inc.
7.50%, 02/15/31 (a)(c)	1,050,000	1,082,281
7.88%, 02/15/34 (a)(c)	796,000	826,393
DBR Land Holdings LLC
6.25%, 12/01/30 (a)(c)	1,078,000	1,098,045
See financial notes
24
Schwab Fixed-Income ETFs | Annual Holdings and Financial Statements

Schwab High Yield Bond ETF
Portfolio Holdings  as of August 31, 2026 (continued)

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Delek Logistics Partners LP/Delek Logistics Finance Corp.
8.63%, 03/15/29 (a)(c)	1,430,000	1,482,803
7.38%, 06/30/33 (a)(c)	1,441,000	1,483,641
6.88%, 06/01/34 (a)(c)	1,375,000	1,387,558
Energy Transfer LP
8.00%, 05/15/54 (a)(b)	1,905,000	1,997,561
7.13%, 10/01/54 (a)(b)	831,000	853,349
6.50%, 02/15/56 (a)(b)	2,161,000	2,170,294
6.75%, 02/15/56 (a)(b)	1,816,000	1,813,756
6.55%, 01/15/57 (a)(b)	1,200,000	1,193,117
6.70%, 01/15/57 (a)(b)	1,350,000	1,339,093
EnQuest PLC
9.88%, 04/30/31 (a)(c)	1,390,000	1,470,805
Excelerate Energy LP
8.00%, 05/15/30 (a)(c)	1,930,000	2,032,462
Ferrellgas LP/Ferrellgas Finance Corp.
5.88%, 04/01/29 (a)(c)	1,913,000	1,891,850
9.25%, 01/15/31 (a)(c)	1,188,000	1,258,997
Genesis Energy LP/Genesis Energy Finance Corp.
8.25%, 01/15/29 (a)	1,034,000	1,065,444
8.88%, 04/15/30 (a)	1,206,000	1,260,474
7.88%, 05/15/32 (a)	1,127,000	1,170,349
8.00%, 05/15/33 (a)	1,031,000	1,082,063
6.75%, 03/15/34 (a)	1,603,000	1,614,441
Global Partners LP/GLP Finance Corp.
6.88%, 01/15/29 (a)	1,131,000	1,139,326
8.25%, 01/15/32 (a)(c)	1,089,000	1,139,237
7.13%, 07/01/33 (a)(c)	940,000	967,063
Golar LNG Ltd.
7.50%, 10/02/30 (a)(c)	1,115,000	1,143,551
Gulfport Energy Operating Corp.
6.75%, 09/01/29 (a)(c)	1,064,000	1,084,962
Harvest Midstream I LP
7.50%, 05/15/32 (a)(c)	1,287,000	1,336,163
6.75%, 05/15/34 (a)(c)	1,620,000	1,644,502
Helix Energy Solutions Group, Inc.
9.75%, 03/01/29 (a)(c)	677,000	712,035
Hess Midstream Operations LP
5.88%, 03/01/28 (a)(c)	1,667,000	1,686,009
5.13%, 06/15/28 (a)(c)	1,458,000	1,455,099
6.50%, 06/01/29 (a)(c)	1,060,000	1,082,466
4.25%, 02/15/30 (a)(c)	1,527,000	1,470,597
5.50%, 10/15/30 (a)(c)	695,000	694,336
Hilcorp Energy I LP/Hilcorp Finance Co.
6.25%, 11/01/28 (a)(c)	1,597,000	1,607,181
5.75%, 02/01/29 (a)(c)	1,399,000	1,404,341
6.00%, 04/15/30 (a)(c)	1,484,000	1,483,382
6.00%, 02/01/31 (a)(c)	1,084,000	1,070,768
6.25%, 04/15/32 (a)(c)	916,000	900,371
8.38%, 11/01/33 (a)(c)	871,000	924,106
6.88%, 05/15/34 (a)(c)	993,000	984,816
7.25%, 02/15/35 (a)(c)	2,167,000	2,185,309
Howard Midstream Energy Partners LLC
7.38%, 07/15/32 (a)(c)	892,000	921,355
6.63%, 01/15/34 (a)(c)	1,504,000	1,517,598
6.63%, 01/15/35 (a)(c)	1,300,000	1,307,168
Infinity Natural Resources LLC
7.63%, 04/01/31 (a)(c)	1,173,000	1,189,060
Ithaca Energy North Sea PLC
8.13%, 10/15/29 (a)(c)	1,423,000	1,479,042
ITT Holdings LLC
6.50%, 08/01/29 (a)(c)	2,147,000	2,141,339
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Kinetik Holdings LP
6.63%, 12/15/28 (a)(c)	1,933,000	1,968,606
5.88%, 06/15/30 (a)(c)	2,186,000	2,197,695
Kodiak Gas Services LLC
5.88%, 04/01/31 (a)(c)	2,110,000	2,104,679
6.50%, 10/01/33 (a)(c)	1,228,000	1,240,325
6.75%, 10/01/35 (a)(c)	1,008,000	1,028,151
Kraken Oil & Gas Partners LLC
7.63%, 08/15/29 (a)(c)	1,092,000	1,116,110
7.13%, 05/15/31 (a)(c)	264,000	265,245
Magnolia Oil & Gas Operating LLC/Magnolia Oil & Gas Finance Corp.
6.88%, 12/01/32 (a)(c)	1,030,000	1,055,923
6.63%, 08/15/34 (a)(c)	1,090,000	1,102,896
Martin Midstream Partners LP/Martin Midstream Finance Corp.
11.50%, 02/15/28 (a)(c)	731,000	744,880
Matador Resources Co.
6.50%, 04/15/32 (a)(c)	1,716,000	1,734,469
6.25%, 04/15/33 (a)(c)	1,308,000	1,308,528
6.00%, 04/15/34 (a)(c)	1,475,000	1,445,324
Moss Creek Resources Holdings, Inc.
8.25%, 09/01/31 (a)(c)	1,629,000	1,652,772
Murphy Oil Corp.
6.00%, 10/01/32 (a)	1,553,000	1,549,607
6.50%, 02/15/34 (a)	725,000	723,037
5.88%, 12/01/42 (a)(f)	1,290,000	1,125,757
Nabors Industries, Inc.
9.13%, 01/31/30 (a)(c)	1,417,000	1,487,105
8.88%, 08/15/31 (a)(c)	950,000	994,487
7.63%, 11/15/32 (a)(c)	1,270,000	1,310,456
NGL Energy Operating LLC/NGL Energy Finance Corp.
8.13%, 02/15/29 (a)(c)	1,804,000	1,861,567
8.38%, 02/15/32 (a)(c)	2,451,000	2,570,430
Noble Finance II LLC
8.00%, 04/15/30 (a)(c)	1,904,000	1,969,745
6.25%, 06/15/34 (a)(c)	1,435,000	1,409,098
Northern Oil & Gas, Inc.
8.75%, 06/15/31 (a)(c)	934,000	973,481
7.88%, 10/15/33 (a)(c)	1,229,000	1,264,933
7.50%, 09/01/34 (a)(c)	1,000,000	1,008,310
Northriver Midstream Finance LP
6.75%, 07/15/32 (a)(c)	1,159,000	1,181,952
NuStar Logistics LP
6.38%, 10/01/30 (a)	1,306,000	1,339,311
Oceaneering International, Inc.
6.88%, 07/15/34 (a)(c)	900,000	929,317
Par Petroleum LLC
7.38%, 06/01/34 (a)(c)	963,000	999,691
PBF Holding Co. LLC/PBF Finance Corp.
9.88%, 03/15/30 (a)(c)(d)	1,429,000	1,526,595
7.88%, 09/15/30 (a)(c)	1,033,000	1,070,986
7.25%, 06/01/34 (a)(c)	900,000	925,871
Prairie Acquiror LP
9.00%, 08/01/29 (a)(c)	1,447,000	1,501,636
Precision Drilling Corp.
6.88%, 01/15/29 (a)(c)	778,000	782,999
Range Resources Corp.
4.75%, 02/15/30 (a)(c)	1,482,000	1,454,430
Rockies Express Pipeline LLC
4.95%, 07/15/29 (a)(c)	1,160,000	1,147,649
4.80%, 05/15/30 (a)(c)	1,177,000	1,145,114
6.75%, 03/15/33 (a)(c)	841,000	858,161
6.88%, 04/15/40 (c)	1,364,000	1,363,725
See financial notes
Schwab Fixed-Income ETFs | Annual Holdings and Financial Statements
25

Schwab High Yield Bond ETF
Portfolio Holdings  as of August 31, 2026 (continued)

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Saturn Oil & Gas, Inc.
8.50%, 07/30/31 (a)(c)	1,000,000	1,038,626
Seadrill Finance Ltd.
6.75%, 07/15/34 (a)(c)	1,640,000	1,608,446
SESI LLC
7.88%, 09/30/30 (a)(c)	1,311,000	1,345,201
SM Energy Co.
6.50%, 07/15/28 (a)	1,336,000	1,339,637
6.75%, 08/01/29 (a)(c)	1,504,000	1,538,888
8.63%, 11/01/30 (a)(c)	1,943,000	2,042,196
8.75%, 07/01/31 (a)(c)	3,157,000	3,304,242
7.00%, 08/01/32 (a)(c)	1,337,000	1,367,885
9.63%, 06/15/33 (a)(c)	1,791,000	1,975,203
6.63%, 04/15/34 (a)(c)	1,878,000	1,890,966
Solaris Energy Infrastructure LLC
6.38%, 05/15/31 (a)(c)	2,300,000	2,284,292
South Bow Canadian Infrastructure Holdings Ltd.
7.50%, 03/01/55 (a)(b)	1,875,000	1,968,486
7.63%, 03/01/55 (a)(b)	808,000	839,467
Star Holding LLC
8.75%, 08/01/31 (a)(c)	745,000	773,529
Suburban Propane Partners LP/Suburban Energy Finance Corp.
5.00%, 06/01/31 (a)(c)	1,334,000	1,263,193
6.50%, 12/15/35 (a)(c)	948,000	917,536
Summit Midstream Holdings LLC
8.63%, 10/31/29 (a)(c)	1,434,000	1,495,054
Sunoco LP
7.00%, 05/01/29 (a)(c)	1,645,000	1,688,757
4.50%, 10/01/29 (a)(c)	1,667,000	1,626,755
4.63%, 05/01/30 (a)(c)	1,660,000	1,608,014
5.63%, 03/15/31 (a)(c)	1,408,000	1,399,093
5.38%, 07/15/31 (a)(c)	1,099,000	1,084,591
7.25%, 05/01/32 (a)(c)	1,378,000	1,425,733
6.63%, 08/15/32 (a)(c)	1,055,000	1,072,661
6.25%, 07/01/33 (a)(c)	1,899,000	1,909,980
5.88%, 03/15/34 (a)(c)	1,375,000	1,355,759
5.63%, 07/15/34 (a)(c)	1,375,000	1,336,141
Sunoco LP/Sunoco Finance Corp.
5.88%, 03/15/28 (a)	1,002,000	1,004,373
7.00%, 09/15/28 (a)(c)	1,518,000	1,549,835
4.50%, 05/15/29 (a)	1,502,000	1,469,834
4.50%, 04/30/30 (a)	1,338,000	1,302,568
Superior Plus LP/Superior General Partner, Inc.
4.50%, 03/15/29 (a)(c)	1,295,000	1,257,040
Tallgrass Energy Partners LP/Tallgrass Energy Finance Corp.
5.50%, 01/15/28 (a)(c)	1,936,000	1,936,767
7.38%, 02/15/29 (a)(c)	1,428,000	1,468,138
6.00%, 12/31/30 (a)(c)	1,269,000	1,272,836
6.00%, 09/01/31 (a)(c)	1,043,000	1,031,854
6.75%, 03/15/34 (a)(c)	1,777,000	1,791,644
Talos Production, Inc.
9.38%, 02/01/31 (a)(c)	1,249,000	1,324,813
8.00%, 07/15/34 (a)(c)	1,500,000	1,551,841
Teine Energy Ltd.
6.88%, 04/15/29 (a)(c)	937,000	939,708
TGNR Intermediate Holdings LLC
5.50%, 10/15/29 (a)(c)	1,364,000	1,351,077
TGS ASA
8.50%, 01/15/30 (a)(c)	922,000	967,884
Tidewater, Inc.
9.13%, 07/15/30 (a)(c)	1,344,000	1,440,110
TransMontaigne Partners LLC
8.50%, 06/15/30 (a)(c)	1,129,000	1,152,311
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Transocean International Ltd.
8.25%, 05/15/29 (a)(c)	1,409,000	1,464,925
8.75%, 02/15/30 (a)(c)	1,331,200	1,385,324
7.50%, 04/15/31	877,000	902,310
8.50%, 05/15/31 (a)(c)	1,730,000	1,819,649
7.88%, 10/15/32 (a)(c)	1,074,000	1,128,268
6.80%, 03/15/38	1,759,000	1,671,134
USA Compression Partners LP/USA Compression Finance Corp.
7.13%, 03/15/29 (a)(c)	2,103,000	2,155,438
6.25%, 10/01/33 (a)(c)	1,393,000	1,381,644
Valaris Ltd.
8.38%, 04/30/30 (a)(c)	2,253,000	2,343,467
Validus Energy II Midcon LLC
8.00%, 08/01/31 (a)(c)	1,090,000	1,098,725
Venture Global Calcasieu Pass LLC
3.88%, 08/15/29 (a)(c)	2,081,000	1,994,883
6.25%, 01/15/30 (a)(c)	1,607,000	1,641,741
4.13%, 08/15/31 (a)(c)	2,465,000	2,304,643
3.88%, 11/01/33 (a)(c)	2,319,000	2,061,203
6.00%, 05/01/36 (a)(c)	1,500,000	1,494,613
Venture Global LNG, Inc.
9.50%, 02/01/29 (a)(c)	5,656,000	6,085,364
7.00%, 01/15/30 (a)(c)	2,668,000	2,746,831
8.38%, 06/01/31 (a)(c)	4,111,000	4,276,418
9.88%, 02/01/32 (a)(c)	3,806,000	4,058,844
6.38%, 12/15/34 (a)(c)	2,341,000	2,324,207
6.63%, 06/15/36 (a)(c)	2,239,000	2,248,899
Venture Global Plaquemines LNG LLC
6.13%, 12/15/30 (a)(c)	3,110,000	3,176,498
7.50%, 05/01/33 (a)(c)	1,958,000	2,127,919
6.50%, 01/15/34 (a)(c)	4,032,000	4,171,435
6.50%, 06/15/34 (a)(c)	3,058,000	3,163,580
7.75%, 05/01/35 (a)(c)	2,431,000	2,704,835
6.75%, 01/15/36 (a)(c)	3,983,000	4,194,756
Vermilion Energy, Inc.
6.88%, 05/01/30 (a)(c)	727,000	732,138
7.25%, 02/15/33 (a)(c)	936,000	939,287
Viridien
10.00%, 10/15/30 (a)(c)	623,000	657,457
W&T Offshore, Inc.
10.75%, 02/01/29 (a)(c)(d)	622,000	651,243
WBI Operating LLC
6.25%, 10/15/30 (a)(c)	821,000	825,690
6.50%, 10/15/33 (a)(c)	2,523,000	2,532,196
Weatherford International Ltd.
6.75%, 10/15/33 (a)(c)	1,971,000	2,011,372
Wildfire Intermediate Holdings LLC
7.50%, 10/15/29 (a)(c)	1,010,000	1,047,245
		325,546,850
Industrial Other 1.1%
AECOM
6.00%, 08/01/33 (a)(c)	1,686,000	1,681,250
Albion Financing 1 SARL/Aggreko Holdings, Inc.
7.00%, 05/21/30 (a)(c)	2,334,000	2,415,048
APi Group DE, Inc.
4.13%, 07/15/29 (a)(c)	1,302,000	1,259,554
4.75%, 10/15/29 (a)(c)	1,356,000	1,331,559
5.75%, 06/01/34 (a)(c)	393,000	386,441
Arcosa, Inc.
4.38%, 04/15/29 (a)(c)	1,426,000	1,402,757
6.88%, 08/15/32 (a)(c)	1,131,000	1,172,086
Artera Services LLC
8.50%, 02/15/31 (a)(c)(d)	1,140,000	977,893
See financial notes
26
Schwab Fixed-Income ETFs | Annual Holdings and Financial Statements

Schwab High Yield Bond ETF
Portfolio Holdings  as of August 31, 2026 (continued)

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Brand Industrial Services, Inc.
10.38%, 08/01/30 (a)(c)(d)	2,880,000	2,524,169
Brundage-Bone Concrete Pumping Holdings, Inc.
7.50%, 02/01/32 (a)(c)	1,031,000	1,059,825
Dycom Industries, Inc.
4.50%, 04/15/29 (a)(c)	1,140,000	1,112,469
Fluor Corp.
4.25%, 09/15/28 (a)	692,000	681,375
Global Infrastructure Solutions, Inc.
5.63%, 06/01/29 (a)(c)	300,000	300,648
7.50%, 04/15/32 (a)(c)	1,516,000	1,595,282
6.38%, 07/15/34 (a)(c)	950,000	955,499
Grand Canyon University
5.13%, 10/01/28 (a)	646,000	639,172
Granite Construction, Inc.
6.38%, 06/15/34 (a)(c)	1,030,000	1,040,333
Installed Building Products, Inc.
5.63%, 02/01/34 (a)(c)	1,836,000	1,794,304
KBR, Inc.
4.75%, 09/30/28 (a)(c)	1,839,000	1,815,988
Lsf12 Helix Parent LLC
7.13%, 02/01/33 (a)(c)	1,331,000	1,334,857
Park-Ohio Industries, Inc.
8.50%, 08/01/30 (a)(c)	717,000	756,512
Tutor Perini Corp.
6.63%, 07/15/33 (a)(c)	1,691,000	1,706,814
Vericast Corp./Harland Clarke/Checks in the Mail/Valassis Comm/Valassis Direct
13.00%, 12/15/30 (a)(c)	28,671	35,086
VM Consolidated, Inc.
5.50%, 04/15/29 (a)(c)	1,083,000	1,014,594
Williams Scotsman, Inc.
4.63%, 08/15/28 (a)(c)	1,178,000	1,169,578
6.63%, 06/15/29 (a)(c)	305,000	310,605
6.63%, 04/15/30 (a)(c)	606,000	620,768
7.38%, 10/01/31 (a)(c)	838,000	867,497
		31,961,963
Technology 10.0%
Ahead DB Holdings LLC
6.63%, 05/01/28 (a)(c)	725,000	725,242
Amentum Holdings, Inc.
7.25%, 08/01/32 (a)(c)	1,801,000	1,857,958
Amkor Technology, Inc.
5.88%, 10/01/33 (a)(c)	1,516,000	1,491,651
APLD ComputeCo 2 LLC
6.75%, 03/15/31 (a)(c)	4,167,000	4,006,182
APLD ComputeCo 3 LLC
7.00%, 06/15/31 (a)(c)	2,740,000	2,641,501
APLD ComputeCo LLC
9.25%, 12/15/30 (a)(c)	3,568,000	3,765,442
AthenaHealth Group, Inc.
6.50%, 02/15/30 (a)(c)	4,113,000	4,022,795
7.50%, 02/15/32 (a)(c)	1,359,000	1,401,485
Black Pearl Compute LLC
6.13%, 02/15/31 (a)(c)	2,780,000	2,785,257
Block, Inc.
5.63%, 08/15/30 (a)(c)	1,485,000	1,488,116
3.50%, 06/01/31 (a)	1,807,000	1,656,492
6.50%, 05/15/32 (a)	3,389,000	3,442,947
6.00%, 08/15/33 (a)(c)	2,064,000	2,061,671
CACI International, Inc.
6.38%, 06/15/33 (a)(c)	2,577,000	2,612,911
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Capstone Borrower, Inc.
8.00%, 06/15/30 (a)(c)	1,609,000	1,570,443
Castle U.S. Holding Corp.
10.00%, 06/30/31 (a)(c)	111,000	23,310
Central Parent LLC/CDK Global II LLC/CDK Financing Co., Inc.
8.00%, 06/15/29 (a)(c)	1,275,000	688,500
Central Parent, Inc./CDK Global, Inc.
7.25%, 06/15/29 (a)(c)	1,240,000	665,843
Ciena Corp.
4.00%, 01/31/30 (a)(c)	1,049,000	997,324
Cipher Compute LLC
7.13%, 11/15/30 (a)(c)	2,730,000	2,767,247
Clarivate Science Holdings Corp.
3.88%, 07/01/28 (a)(c)	1,612,000	1,570,629
4.88%, 07/01/29 (a)(c)	2,132,000	2,007,667
Cloud Software Group LLC
6.50%, 03/31/29 (a)(c)	7,501,000	7,470,883
9.00%, 09/30/29 (a)(c)	6,383,000	6,405,289
8.25%, 06/30/32 (a)(c)	4,101,000	4,019,169
6.63%, 08/15/33 (a)(c)	2,375,000	2,155,517
Coherent Corp.
5.00%, 12/15/29 (a)(c)	1,670,000	1,649,155
Conduent Business Services LLC/Conduent State & Local Solutions, Inc.
6.00%, 11/01/29 (a)(c)(d)	1,119,000	953,577
Consensus Cloud Solutions, Inc.
6.50%, 10/15/28 (a)(c)	1,260,000	1,264,450
Core Scientific Finance I LLC
7.75%, 05/15/31 (a)(c)	5,909,000	5,737,182
CoreLogic, Inc.
9.00%, 08/01/31 (a)(c)	3,274,000	3,254,660
12.00%, 02/01/32 (a)(c)	1,542,000	1,476,766
CoreWeave, Inc.
9.25%, 06/01/30 (a)(c)	3,964,000	3,684,597
9.00%, 02/01/31 (a)(c)	3,214,000	2,886,947
9.75%, 10/01/31 (a)(c)	4,938,000	4,419,307
9.63%, 07/15/32 (a)(c)	2,680,000	2,367,972
Crane NXT Co.
4.20%, 03/15/48 (a)	1,481,000	925,951
Diebold Nixdorf, Inc.
7.75%, 03/31/30 (a)(c)	1,544,000	1,615,095
Dye & Durham Ltd.
8.63%, 04/15/29 (a)(c)	943,000	587,239
Edged Compute LLC
7.50%, 04/30/31 (a)(c)	2,485,000	2,359,439
Elastic NV
4.13%, 07/15/29 (a)(c)	1,305,000	1,256,965
ELK Grove Village Property LLC
7.50%, 06/15/31 (a)(c)	1,726,000	1,663,232
Ellucian Holdings, Inc.
6.50%, 12/01/29 (a)(c)	1,895,000	1,873,610
Entegris, Inc.
4.38%, 04/15/28 (a)(c)	1,740,000	1,720,134
4.75%, 04/15/29 (a)(c)	3,369,000	3,320,563
3.63%, 05/01/29 (a)(c)	987,000	947,759
5.95%, 06/15/30 (a)(c)	1,344,000	1,356,921
Everforth, Inc.
4.63%, 05/15/28 (a)(c)	1,028,000	1,001,529
Fair Isaac Corp.
4.00%, 06/15/28 (a)(c)	2,109,000	2,061,058
6.00%, 05/15/33 (a)(c)	2,708,000	2,665,295
6.25%, 09/15/34 (a)(c)	2,416,000	2,365,752
See financial notes
Schwab Fixed-Income ETFs | Annual Holdings and Financial Statements
27

Schwab High Yield Bond ETF
Portfolio Holdings  as of August 31, 2026 (continued)

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Flash Compute LLC
7.25%, 12/31/30 (a)(c)	1,973,000	1,985,698
Fortress Intermediate 3, Inc.
7.50%, 06/01/31 (a)(c)	1,440,000	1,473,762
Galaxy Helios Data Centers II LLC
9.88%, 08/01/31 (a)(c)	6,814,000	6,753,783
Gen Digital, Inc.
6.75%, 09/30/27 (a)(c)	1,515,000	1,520,992
7.13%, 09/30/30 (a)(c)	1,153,000	1,174,219
6.25%, 04/01/33 (a)(c)	2,152,000	2,152,813
Go Daddy Operating Co. LLC/GD Finance Co., Inc.
5.25%, 12/01/27 (a)(c)	1,441,000	1,440,798
3.50%, 03/01/29 (a)(c)	1,118,000	1,060,606
GoTo Group, Inc.
5.50%, 05/01/28 (a)(c)(d)	1,219,872	981,997
5.50%, 05/01/28 (a)(c)	480,728	116,577
HealthEquity, Inc.
4.50%, 10/01/29 (a)(c)	1,367,000	1,334,381
Ingram Micro, Inc.
4.75%, 05/15/29 (a)(c)	3,411,000	3,341,705
Insight Enterprises, Inc.
6.63%, 05/15/32 (a)(c)	1,267,000	1,286,821
ION Platform Finance U.S., Inc.
7.88%, 09/30/32 (a)(c)	2,690,000	2,128,027
ION Platform Finance U.S., Inc./ION Platform Finance SARL
4.63%, 05/01/28 (a)(c)	1,042,000	968,178
5.00%, 05/01/28 (a)(c)	890,000	836,950
5.75%, 05/15/28 (a)(c)	1,224,000	1,156,805
8.75%, 05/01/29 (a)(c)	1,351,000	1,234,030
9.50%, 05/30/29 (a)(c)	1,423,000	1,321,006
9.00%, 08/01/29 (a)(c)	991,000	907,000
Iron Mountain Information Management Services, Inc.
5.00%, 07/15/32 (a)(c)	1,441,000	1,375,539
Iron Mountain, Inc.
4.88%, 09/15/27 (a)(c)	1,772,000	1,767,917
5.25%, 03/15/28 (a)(c)	1,884,000	1,879,789
5.00%, 07/15/28 (a)(c)	1,667,000	1,653,770
7.00%, 02/15/29 (a)(c)	1,887,000	1,921,694
4.88%, 09/15/29 (a)(c)	1,407,000	1,377,106
5.25%, 07/15/30 (a)(c)	2,723,000	2,673,489
4.50%, 02/15/31 (a)(c)	2,360,000	2,246,779
5.63%, 07/15/32 (a)(c)	1,201,000	1,180,404
6.25%, 01/15/33 (a)(c)	2,279,000	2,298,264
6.25%, 01/15/35 (a)(c)	3,205,000	3,173,472
McAfee Corp.
7.38%, 02/15/30 (a)(c)	3,155,000	2,856,290
Meridian Arc Holdco LLC
6.25%, 04/30/31 (a)(c)	10,164,000	9,669,435
Mobius Merger Sub, Inc.
9.00%, 06/01/30 (a)(c)	1,199,000	873,539
NCR Atleos Corp.
9.50%, 04/01/29 (a)(c)	1,310,000	1,389,669
NCR Voyix Corp.
5.00%, 10/01/28 (a)(c)	1,575,000	1,548,842
5.13%, 04/15/29 (a)(c)	1,191,000	1,164,650
Neptune Bidco U.S., Inc.
9.29%, 04/15/29 (a)(c)	4,561,000	4,674,807
10.38%, 05/15/31 (a)(c)	2,250,000	2,365,853
9.50%, 02/15/33 (a)(c)	2,834,000	2,913,326
Newfold Digital Holdings Group, Inc.
11.75%, 04/30/29 (a)	1,691,200	1,116,841
ON Semiconductor Corp.
3.88%, 09/01/28 (a)(c)	1,783,000	1,741,378
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Open Text Corp.
3.88%, 02/15/28 (a)(c)	1,627,000	1,594,207
3.88%, 12/01/29 (a)(c)	1,584,000	1,483,833
Open Text Holdings, Inc.
4.13%, 02/15/30 (a)(c)	2,110,000	1,970,437
4.13%, 12/01/31 (a)(c)	1,785,000	1,595,718
Pagaya U.S. Holdings Co. LLC
8.88%, 08/01/30 (a)(c)(d)	1,136,000	1,023,822
Paysafe Finance PLC/Paysafe Holdings U.S. Corp.
4.00%, 06/15/29 (a)(c)	974,000	849,090
Pitney Bowes, Inc.
7.25%, 03/15/29 (a)(c)	1,335,000	1,349,553
PR RNO Property Owner 1 LLC
6.50%, 05/01/31 (a)(c)	8,149,000	7,558,835
PTC, Inc.
4.00%, 02/15/28 (a)(c)	1,821,000	1,786,593
RingCentral, Inc.
8.50%, 08/15/30 (a)(c)	1,101,000	1,137,328
Rocket Software, Inc.
9.00%, 11/28/28 (a)(c)	1,145,000	1,169,642
6.50%, 02/15/29 (a)(c)	1,443,000	1,415,695
Sabre Financial Borrower LLC
11.13%, 06/15/29 (a)(c)	1,525,000	1,619,933
Sabre GLBL, Inc.
10.75%, 11/15/29 (a)(c)	878,000	866,397
10.75%, 03/15/30 (a)(c)	1,225,000	1,191,313
11.13%, 07/15/30 (a)(c)	2,632,000	2,592,520
Science Applications International Corp.
4.88%, 04/01/28 (a)(c)	1,350,000	1,339,912
5.88%, 11/01/33 (a)(c)	1,060,000	1,050,601
SE Cosmos LLC
8.88%, 05/01/31 (a)(c)	1,844,000	1,816,266
Seagate Data Storage Technology Pte. Ltd.
4.09%, 06/01/29 (a)	988,000	959,684
9.63%, 12/01/32 (a)	1,430,000	1,574,923
5.75%, 12/01/34 (a)	1,149,000	1,143,439
Shift4 Payments LLC/Shift4 Payments Finance Sub, Inc.
6.75%, 08/15/32 (a)(c)	2,971,000	2,936,565
SS&C Technologies, Inc.
5.50%, 09/30/27 (a)(c)	3,366,000	3,369,029
6.50%, 06/01/32 (a)(c)	1,400,000	1,419,139
Stingray Compute LLC
6.00%, 06/15/31 (a)(c)	1,780,000	1,735,446
SV RNO Property Owner 1 LLC
5.88%, 03/01/31 (a)(c)	6,599,000	6,061,800
Synaptics, Inc.
4.00%, 06/15/29 (a)(c)	943,000	930,223
TTM Technologies, Inc.
4.00%, 03/01/29 (a)(c)	1,339,000	1,290,490
Twilio, Inc.
3.63%, 03/15/29 (a)	1,162,000	1,120,275
3.88%, 03/15/31 (a)	882,000	828,070
UKG, Inc.
6.88%, 02/01/31 (a)(c)	4,328,000	4,271,573
Unisys Corp.
10.63%, 01/15/31 (a)(c)(d)	1,598,000	1,530,457
Viavi Solutions, Inc.
3.75%, 10/01/29 (a)(c)	1,003,000	957,331
Virtusa Corp.
7.13%, 12/15/28 (a)(c)	950,000	849,183
WEX, Inc.
6.50%, 03/15/33 (a)(c)	1,146,000	1,152,959
See financial notes
28
Schwab Fixed-Income ETFs | Annual Holdings and Financial Statements

Schwab High Yield Bond ETF
Portfolio Holdings  as of August 31, 2026 (continued)

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
WULF Compute LLC
7.75%, 10/15/30 (a)(c)	5,428,000	5,642,927
Xerox Corp.
10.25%, 10/15/30 (a)(c)(d)	661,000	581,680
13.50%, 04/15/31 (a)(c)	1,012,000	675,510
4.80%, 03/01/35	1,121,000	389,548
6.75%, 12/15/39 (a)	924,000	309,618
Xerox Holdings Corp.
5.50%, 08/15/28 (a)(c)	1,458,000	807,368
8.88%, 11/30/29 (a)(c)	1,155,000	453,338
Yondr JK 1 LLC
6.88%, 06/30/31 (a)(c)	1,200,000	1,125,234
Zebra Technologies Corp.
6.50%, 06/01/32 (a)(c)	927,000	944,669
Zenith Arc LLC
8.88%, 08/31/31 (a)(c)	4,400,000	4,249,127
Ziff Davis, Inc.
4.63%, 10/15/30 (a)(c)	958,000	903,921
ZoomInfo Technologies LLC/ZoomInfo Finance Corp.
3.88%, 02/01/29 (a)(c)	1,444,000	1,283,664
		285,664,512
Transportation 2.0%
Alaska Airlines, Inc.
6.50%, 06/01/31 (a)(c)	1,018,000	1,016,737
Allegiant Travel Co.
7.13%, 07/01/31 (a)(c)	1,422,000	1,436,753
American Airlines, Inc.
7.25%, 02/15/28 (a)(c)	1,512,000	1,527,435
American Airlines, Inc./AAdvantage Loyalty IP Ltd.
5.75%, 04/20/29 (a)(c)	4,608,083	4,607,404
Avis Budget Car Rental LLC/Avis Budget Finance, Inc.
4.75%, 04/01/28 (a)(c)	739,000	732,510
5.38%, 03/01/29 (a)(c)	802,000	788,670
8.25%, 01/15/30 (a)(c)	1,259,000	1,294,036
8.00%, 02/15/31 (a)(c)	1,296,000	1,314,293
8.38%, 06/15/32 (a)(c)	1,471,000	1,500,432
Beacon Mobility Corp.
7.25%, 08/01/30 (a)(c)	837,000	861,322
Brightline East LLC
11.00%, 01/31/30 (a)(c)(g)(h)(i)	2,724,000	136,200
Carriage Purchaser, Inc.
7.88%, 10/15/29 (a)(c)	845,000	847,058
Carrix, Inc.
6.13%, 08/01/33 (a)(c)	5,033,000	5,041,276
Clue Opco LLC
9.50%, 10/15/31 (a)(c)(d)	1,537,000	1,558,449
Danaos Corp.
6.88%, 10/15/32 (a)(c)	785,000	803,516
Dcli Bidco LLC
7.75%, 11/15/29 (a)(c)	1,159,000	1,199,837
First Student Bidco, Inc./First Transit Parent, Inc.
4.00%, 07/31/29 (a)(c)	1,033,000	1,010,374
GB AIT Buyer, Inc.
8.75%, 04/30/34 (a)(c)	930,000	947,767
Genesee & Wyoming, Inc.
6.25%, 04/15/32 (a)(c)	990,000	998,560
Hertz Corp.
12.63%, 07/15/29 (a)(c)(d)	2,357,000	1,588,459
5.00%, 12/01/29 (a)(c)	1,841,000	611,709
JetBlue Airways Corp./JetBlue Loyalty LP
9.88%, 09/20/31 (a)(c)	3,697,000	3,177,990
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
OneSky Flight LLC
8.88%, 12/15/29 (a)(c)	957,000	1,005,334
PODS LLC
8.75%, 05/15/31 (a)(c)	1,150,000	1,084,181
Railworks Holdings LP/Railworks Rally, Inc.
8.25%, 11/15/28 (a)(c)	1,161,000	1,156,191
Rand Parent LLC
8.50%, 02/15/30 (a)(c)	1,813,000	1,871,513
RXO, Inc.
6.38%, 05/15/31 (a)(c)	904,000	908,307
Star Leasing Co. LLC
7.63%, 02/15/30 (a)(c)	1,307,000	1,294,840
Stena International SA
7.25%, 01/15/31 (a)(c)	1,981,000	2,035,163
Stonepeak Nile Parent LLC
7.25%, 03/15/32 (a)(c)	987,000	1,016,092
United Airlines Holdings, Inc.
4.88%, 03/01/29 (a)	2,155,000	2,128,744
5.38%, 03/01/31 (a)	1,550,000	1,537,067
VistaJet Malta Finance PLC/Vista Management Holding, Inc.
9.50%, 06/01/28 (a)(c)(d)	829,000	847,051
6.38%, 02/01/30 (a)(c)(d)	2,403,000	2,323,808
8.75%, 01/15/32 (a)(c)(d)	881,000	894,769
Watco Cos. LLC/Watco Finance Corp.
7.13%, 08/01/32 (a)(c)	1,805,000	1,861,360
WestJet An Alberta Partnership
8.00%, 02/14/31 (a)(c)	1,250,000	1,203,971
XPO CNW, Inc.
6.70%, 05/01/34	881,000	920,130
XPO, Inc.
7.13%, 06/01/31 (a)(c)	1,063,000	1,095,589
7.13%, 02/01/32 (a)(c)	1,153,000	1,192,046
		57,376,943
		2,344,778,335

Utility 3.3%
Electric 3.3%
AES Corp.
7.60%, 01/15/55 (a)(b)	2,030,000	2,076,637
6.95%, 07/15/55 (a)(b)	1,125,000	1,110,064
Alpha Generation LLC
6.75%, 10/15/32 (a)(c)	1,787,000	1,801,920
6.25%, 01/15/34 (a)	1,613,000	1,581,602
Atlantica Sustainable Infrastructure PLC
4.13%, 06/15/28 (a)(c)	805,000	790,606
California Buyer Ltd./Atlantica Sustainable Infrastructure PLC
6.38%, 02/15/32 (a)(c)	1,966,000	1,937,574
CI Financial Holdings Ltd.
7.63%, 07/23/56 (a)(b)(c)	950,000	959,414
Clearway Energy Operating LLC
4.75%, 03/15/28 (a)(c)	2,159,000	2,142,929
3.75%, 02/15/31 (a)(c)	1,396,000	1,288,083
3.75%, 01/15/32 (a)(c)	738,000	667,251
5.75%, 01/15/34 (a)(c)	1,029,000	995,034
ContourGlobal Power Holdings SA
6.75%, 02/28/30 (a)(c)	620,000	631,625
DPL LLC
4.35%, 04/15/29 (a)	1,288,000	1,253,438
Edison International
8.13%, 06/15/53 (a)(b)	1,654,000	1,680,957
7.88%, 06/15/54 (a)(b)	703,000	712,668
See financial notes
Schwab Fixed-Income ETFs | Annual Holdings and Financial Statements
29

Schwab High Yield Bond ETF
Portfolio Holdings  as of August 31, 2026 (continued)

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Electricite de France SA
9.13%, 03/15/33 (a)(b)(c)(e)	3,023,000	3,465,413
Emera U.S. Finance LLC
6.65%, 10/01/56 (a)(b)	853,000	856,480
6.85%, 10/01/56 (a)(b)	875,000	878,302
EUSHI Finance, Inc.
7.63%, 12/15/54 (a)(b)	1,198,000	1,241,135
6.25%, 04/01/56 (a)(b)	1,392,000	1,368,023
Hawaiian Electric Co., Inc.
6.00%, 10/01/33 (a)(c)	1,028,000	1,014,761
Leeward Renewable Energy Operations LLC
4.25%, 07/01/29 (a)(c)	1,019,000	975,630
Long Ridge Energy LLC
8.75%, 02/15/32 (a)(c)	1,034,000	1,068,573
NOVA Chemicals Corp.
4.25%, 05/15/29 (a)(c)	914,000	889,875
7.00%, 12/01/31 (a)(c)	848,000	887,619
NRG Energy, Inc.
5.75%, 01/15/28 (a)	1,658,000	1,658,781
3.38%, 02/15/29 (a)(c)	1,146,000	1,095,580
5.25%, 06/15/29 (a)(c)	2,165,000	2,150,611
5.75%, 07/15/29 (a)(c)	2,331,000	2,328,274
3.63%, 02/15/31 (a)(c)	2,307,000	2,127,344
3.88%, 02/15/32 (a)(c)	1,403,000	1,285,621
6.00%, 02/01/33 (a)(c)	1,948,000	1,939,989
5.75%, 01/15/34 (a)(c)	1,910,000	1,860,228
5.88%, 05/15/34 (a)(c)	1,700,000	1,658,235
6.25%, 11/01/34 (a)(c)	1,914,000	1,909,483
6.00%, 01/15/36 (a)(c)	4,433,000	4,312,832
6.13%, 05/15/36 (a)(c)	1,705,000	1,671,200
PacifiCorp
7.38%, 09/15/55 (a)(b)	1,529,000	1,530,581
7.13%, 08/15/56 (a)(b)	2,248,000	2,223,708
Pattern Energy Operations LP/Pattern Energy Operations, Inc.
4.50%, 08/15/28 (a)(c)	1,289,000	1,269,308
PG&E Corp.
5.00%, 07/01/28 (a)	2,236,000	2,203,746
5.25%, 07/01/30 (a)	2,315,000	2,254,095
7.38%, 03/15/55 (a)(b)	3,070,000	3,087,442
6.85%, 09/15/56 (a)(b)	1,512,000	1,482,468
Puget Energy, Inc.
7.00%, 09/15/56 (a)(b)	625,000	627,628
7.25%, 09/15/56 (a)(b)	895,000	897,618
Talen Energy Supply LLC
6.25%, 02/01/34 (a)(c)	2,518,000	2,473,732
6.50%, 02/01/36 (a)(c)	2,561,000	2,514,658
TerraForm Power Operating LLC
5.00%, 01/31/28 (a)(c)	1,401,000	1,386,506
4.75%, 01/15/30 (a)(c)	1,140,000	1,096,571
TransAlta Corp.
5.88%, 02/01/34 (a)(c)	359,000	350,656
6.50%, 03/15/40	1,250,000	1,197,751
TXNM Energy, Inc.
7.00%, 07/31/56 (a)(b)(c)	913,000	925,577
VoltaGrid LLC
7.38%, 11/01/30 (a)(c)	3,244,000	3,265,888
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
XPLR Infrastructure Operating Partners LP
4.50%, 09/15/27 (a)(c)	1,938,000	1,923,978
7.25%, 01/15/29 (a)(c)	1,004,000	1,038,369
8.38%, 01/15/31 (a)(c)	1,813,000	1,931,666
8.63%, 03/15/33 (a)(c)	1,496,000	1,603,766
7.75%, 04/15/34 (a)(c)	1,270,000	1,345,893
		92,905,396
Total Corporates (Cost $2,836,609,683)		2,802,193,214

SECURITY	NUMBER OF SHARES	VALUE ($)
Short-Term Investments 2.9% OF NET ASSETS

Money Market Funds 2.9%
State Street Institutional U.S. Government Money Market Fund, Premier Class 3.62% (j)	29,127,186	29,127,186
State Street Institutional U.S. Government Money Market Fund, Premier Class 3.62% (j)(k)	54,281,158	54,281,158
		83,408,344
Total Short-Term Investments (Cost $83,408,344)		83,408,344
Total Investments in Securities (Cost $2,920,018,027)		2,885,601,558

(a)
The effective maturity may be shorter than the final maturity shown because of the possibility of interim principal payments and prepayments or as the result of embedded demand features (puts or calls).

(b)
Security is in a fixed-rate coupon period. Based on index eligibility requirements and the fund’s investment objective this security will be removed from the index prior to converting to a floating rate security.

(c)
Securities exempt from registration under Rule 144A of the Securities Act of
1933, as amended.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.  At the period end, the value of these amounted to $2,314,065,830 or 80.8% of net assets.

(d)	All or a portion of this security is on loan.
(e)	Perpetual security. Maturity date represents the next call date.
(f)	Step up security that pays an initial coupon rate for a set period and increased coupon rates at one or more preset intervals. Rate shown is as of period end.
(g)	Subsequent to the end of the reporting period, the issuer filed for bankruptcy.
(h)	Security is placed in non-accrual status.
(i)	Security is in default on interest payments.
(j)	The rate shown is the annualized 7-day yield.
(k)	Security purchased with cash collateral received for securities on loan. Securities on loan were valued at $51,386,799.

DAC —	Designated Activity Company
REIT —	Real Estate Investment Trust
See financial notes
30
Schwab Fixed-Income ETFs | Annual Holdings and Financial Statements

Schwab High Yield Bond ETF
Portfolio Holdings  as of August 31, 2026 (continued)

The following is a summary of the inputs used to value the fund’s investments as of August 31, 2026:
DESCRIPTION	QUOTED PRICES IN ACTIVE MARKETS FOR IDENTICAL ASSETS (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Assets
Corporates[1]	$—	$2,802,193,214	$—	$2,802,193,214
Short-Term Investments[1]	83,408,344	—	—	83,408,344
Total	$83,408,344	$2,802,193,214	$—	$2,885,601,558

[1]	As categorized in the Portfolio Holdings.
See financial notes
Schwab Fixed-Income ETFs | Annual Holdings and Financial Statements
31

Schwab High Yield Bond ETF
Statement of Assets and Liabilities

As of August 31, 2026
Assets
Investments in securities, at value - unaffiliated issuers (cost $2,920,018,027) including securities on loan of $51,386,799		$2,885,601,558
Receivables:
Interest		49,410,398
Fund shares sold		13,039,329
Investments sold		10,978,846
Income from securities on loan		105,992
Dividends	+	48,041
Total assets		2,959,184,164

Liabilities
Collateral held for securities on loan		54,281,158
Payables:
Investments bought		27,550,269
Fund shares redeemed		10,431,463
Due to custodian		3,411,693
Management fees	+	70,970
Total liabilities		95,745,553
Net assets		$2,863,438,611

Net Assets by Source
Capital received from investors		$2,888,530,383
Total distributable loss	+	(25,091,772)
Net assets		$2,863,438,611

Net Asset Value (NAV)
Net Assets	÷	Shares Outstanding	=	NAV
$2,863,438,611		109,800,000		$26.08

See financial notes
32
Schwab Fixed-Income ETFs | Annual Holdings and Financial Statements

Schwab High Yield Bond ETF
Statement of Operations

For the period September 1, 2025 through August 31, 2026
Investment Income
Interest received from securities - unaffiliated issuers		$155,983,521
Dividends received from securities - unaffiliated issuers		479,021
Securities on loan, net	+	1,134,220
Total investment income		157,596,762

Expenses
Management fees		675,636
Total expenses	–	675,636
Net investment income		156,921,126

REALIZED AND UNREALIZED GAINS (LOSSES)
Net realized losses on sales of securities - unaffiliated issuers		(5,129,472)
Net realized gains on sales of in-kind redemptions - unaffiliated issuers	+	2,947,293
Net realized losses		(2,182,179)
Net change in unrealized appreciation (depreciation) on securities - unaffiliated issuers	+	(50,897,401)
Net realized and unrealized losses		(53,079,580)
Increase in net assets resulting from operations		$103,841,546
See financial notes
Schwab Fixed-Income ETFs | Annual Holdings and Financial Statements
33

Schwab High Yield Bond ETF
Statement of Changes in Net Assets

For the current and prior report periods
OPERATIONS
	9/1/25-8/31/26		9/1/24-8/31/25
Net investment income		$156,921,126	$65,269,110
Net realized losses		(2,182,179)	(164,787)
Net change in unrealized appreciation (depreciation)	+	(50,897,401)	7,825,822
Increase in net assets resulting from operations		$103,841,546	$72,930,145

DISTRIBUTIONS TO SHAREHOLDERS
Total distributions		($149,448,610 )	($60,212,470 )

TRANSACTIONS IN FUND SHARES[1]
	9/1/25-8/31/26			9/1/24-8/31/25
		SHARES	VALUE	SHARES	VALUE
Shares sold		61,000,000	$1,609,008,746	38,400,000	$1,010,849,359
Shares redeemed	+	(4,900,000)	(129,318,252)	(1,300,000)	(33,360,191)
Net transactions in fund shares		56,100,000	$1,479,690,494	37,100,000	$977,489,168

SHARES OUTSTANDING AND NET ASSETS[1]
	9/1/25-8/31/26			9/1/24-8/31/25
		SHARES	NET ASSETS	SHARES	NET ASSETS
Beginning of period		53,700,000	$1,429,355,181	16,600,000	$439,148,338
Total increase	+	56,100,000	1,434,083,430	37,100,000	990,206,843
End of period		109,800,000	$2,863,438,611	53,700,000	$1,429,355,181

[1]
For the period ended August 31, 2025, transactions in fund shares have been retroactively adjusted to reflect a 2-for-1 share split effective after the close of U.S. markets on
October 10, 2024. The retroactive adjustment of the share split does not change the transaction in fund shares values.

See financial notes
34
Schwab Fixed-Income ETFs | Annual Holdings and Financial Statements

Schwab Fixed-Income ETFs
Financial Notes

1. Business Structure of the Funds:
Each of the funds in this report is a series of Schwab Strategic Trust (the trust), a no-load, open-end management investment company. The trust is organized as a Delaware statutory trust and is registered under the Investment Company Act of 1940, as amended (the 1940 Act).
The funds issue and redeem shares at their net asset value per share only in large blocks of shares (Creation Units). These transactions are usually in exchange for a basket of securities and/or an amount of cash. As a practical matter, only institutional investors who have entered into an authorized participant agreement purchase or redeem Creation Units. Except when aggregated in Creation Units, shares of the funds are not redeemable securities.
Individual shares of the funds trade on national securities exchanges and elsewhere during the trading day and can only be bought and sold at market prices throughout the trading day through a broker-dealer. Because fund shares trade at market prices rather than net asset value, shares may trade at a price greater than net asset value (premium) or less than net asset value (discount). A chart showing the frequency at which each fund’s daily closing market price was at a discount or premium to each fund’s net asset value can be found at www.schwabassetmanagement.com.
Each fund maintains its own account for purposes of holding assets and accounting, and is considered a separate entity for tax purposes. Within its account, each fund may also keep certain assets in segregated accounts, as required by securities law. The "Schwab Funds Complex" includes The Charles Schwab Family of Funds, Schwab Capital Trust, Schwab Investments, Schwab Annuity Portfolios, Schwab Strategic Trust and Laudus Trust.
Investment Objectives
The Schwab High Yield Bond ETF’s goal is to track as closely as possible, before fees and expenses, the total return of an index that measures the performance of U.S. dollar denominated below investment grade corporate debt.
The Schwab Mortgage-Backed Securities ETF’s goal is to track as closely as possible, before fees and expenses, the total return of an index composed of investment-grade mortgage-backed securities issued and/or guaranteed by U.S. government agencies.

2. Significant Accounting Policies:
The following is a summary of the significant accounting policies the funds use in their preparation of financial statements. The funds follow the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standard Codification (ASC) Topic 946 Financial Services — Investment Companies. The accounting policies are in conformity with accounting principles generally accepted in the United States of America (GAAP).
The funds may invest in mutual funds and exchange-traded funds, which are referred to as "underlying funds." For more information about the underlying funds’ operations and policies, please refer to those funds’ semiannual and annual reports and holdings and financial statements, which are filed in Form N-CSR with the U.S. Securities and Exchange Commission (SEC) and available on the SEC’s website at www.sec.gov.
(a) Security Valuation:
Pursuant to Rule 2a-5 under the 1940 Act, the Board of Trustees has designated authority to a Valuation Designee, the funds’ investment adviser, to make fair valuation determinations under adopted procedures, subject to Board of Trustees oversight. The investment adviser has formed a Pricing Committee to administer the pricing and valuation of portfolio securities and other assets and liabilities as well as to ensure that prices used for internal purposes or provided by third parties reasonably reflect fair value. The Valuation Designee may utilize independent pricing services, quotations from securities and financial instrument dealers and other market sources to determine fair value.
Securities held in each fund’s portfolio are valued every business day. The following valuation policies and procedures are used by the Valuation Designee to value various types of securities:
● Bonds and notes: Fixed income investments are generally valued using an evaluated price at the mid-point of the bid/ask spread provided by an approved, independent pricing service (mid-price). To determine the evaluated mid-price, a pricing service may use a variety of techniques and inputs. Techniques may include, but are not limited to, spread models that calculate an investment-specific price relative to a benchmark or yield curve models that establish a price based on yields of comparable bonds along a range of maturities. Inputs differ by valuation approach and techniques, as appropriate, and examples of inputs may include, but are not limited to, interest rates, market conditions, comparable bonds, market trades, projected cash flows, credit reviews and issuer news.
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Schwab Fixed-Income ETFs
Financial Notes (continued)

2. Significant Accounting Policies (continued):
● Short-term securities (60 days or less to maturity): Securities with remaining maturities of 60 days or less are generally valued at an evaluated price; however, such securities may be valued at their amortized cost if it approximates the security’s fair value.
● Mutual funds: Mutual funds are valued at their respective net asset values.
● Securities for which no quoted value is available: The Valuation Designee has adopted procedures to fair value a fund’s securities when market prices are not “readily available” or are unreliable. For example, a security may be fair valued when it’s de-listed or its trading is halted or suspended; when a security’s primary pricing source is unable or unwilling to provide a price; or when a security’s primary trading market is closed during regular market hours. Fair value determinations are made in good faith in accordance with adopted valuation procedures. The Valuation Designee considers a number of factors, including unobservable market inputs, when arriving at fair value. The Valuation Designee may employ methods such as the review of related or comparable assets or liabilities, related market activities, recent transactions, market multiples, book values, transactional back-testing, disposition analysis and other relevant information. Due to the subjective and variable nature of fair value pricing, there can be no assurance that a fund could obtain the fair value assigned to the security upon the sale of such security.
In accordance with the authoritative guidance on fair value measurements and disclosures under GAAP, the funds disclose the fair value of their investments in a hierarchy that prioritizes the significant inputs to valuation methods used to measure the fair value. The hierarchy gives the highest priority to valuations based upon unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to valuations based upon unobservable inputs that are significant to the valuation (Level 3 measurements). If inputs used to measure the financial instruments fall within different levels of the hierarchy, the categorization is based on the lowest level input that is significant to the valuation. If it is determined that either the volume and/or level of activity for an asset or liability has significantly decreased (from normal conditions for that asset or liability) or price quotations or observable inputs are not associated with orderly transactions, increased analysis and the Valuation Designee’s judgment will be required to estimate fair value.
The three levels of the fair value hierarchy are as follows:
● Level 1 — quoted prices in active markets for identical investments — Investments whose values are based on quoted market prices in active markets. These generally include active listed equities, mutual funds, exchange-traded funds and futures contracts. Mutual funds and exchange-traded funds are classified as Level 1 prices, without consideration to the classification level of the underlying securities held which could be Level 1, Level 2, or Level 3 in the fair value hierarchy.
● Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.) — Investments that trade in markets that are not considered to be active, but whose values are based on quoted market prices, dealer quotations or valuations provided by alternative pricing sources supported by observable inputs are classified as Level 2 prices. These generally include forward foreign currency exchange contracts, U.S. government and sovereign obligations, most government agency securities, investment-grade corporate bonds, certain mortgage products, less liquid listed equities, and state, municipal and provincial obligations.
● Level 3 — significant unobservable inputs (including the Valuation Designee’s assumptions in determining the fair value of investments) — Investments whose values are classified as Level 3 prices have significant unobservable inputs, as they may trade infrequently or not at all. When observable prices are not readily available for these securities, one or more valuation methods are used for which sufficient and reliable data is available. The inputs used in estimating the value of Level 3 prices may include the original transaction price, quoted prices for similar securities or assets in active markets, completed or pending third-party transactions in the underlying investment or comparable issuers, and changes in financial ratios or cash flows. Level 3 prices may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated in the absence of market information. Assumptions used due to the lack of observable inputs may significantly impact the resulting fair value and therefore a fund’s results of operations.
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
The levels associated with valuing the funds’ investments are disclosed in each fund’s Portfolio Holdings.
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Financial Notes (continued)

2. Significant Accounting Policies (continued):
(b) Accounting Policies for certain Portfolio Investments (if held):
TBA Commitments: The Schwab Mortgage-Backed Securities ETF may enter into “TBA” (to-be-announced) commitments to purchase or sell securities for a fixed price at a future date. Payments or proceeds of TBA commitments are not delivered until the contractual settlement date. Unsettled TBA commitments are valued at the current market value generally according to the procedures described above in the Security Valuation section. The fund’s use of TBA commitments may cause the fund to experience higher portfolio turnover and higher transaction costs.
Agency MBS and TBA Transactions: Under Financial Industry Regulatory Authority Rule 4210, broker-dealers are required to collect margin from most customers, such as funds, for the majority of covered agency transactions, including TBAs. The Schwab Mortgage-Backed Securities ETF posts and receives variation margin with certain counterparties in instances where the unrealized gain (loss) on such transactions exceeds certain pre-determined thresholds. The variation margin, if any, is disclosed in the Statement of Assets and Liabilities.
Delayed-Delivery Transactions and When-Issued Securities: The funds may transact in securities on a delayed-delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. The securities purchased on a delayed-delivery or when-issued basis are identified as such in each fund’s Portfolio Holdings, if any. The funds may receive compensation for interest forgone in the purchase of a delayed-delivery or when-issued security. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract’s terms, or if the issuer does not issue the securities due to political, economic, or other factors. The funds comply with Rule 18f-4 under the 1940 Act, the funds operate as limited derivatives users, with respect to purchase commitments held within the funds, portfolio securities are no longer required to be segregated as collateral with a value at least equal to the amount of a purchase commitment and the funds’ exposure is monitored under a derivatives risk management program.
Securities Lending: Under the trust’s Securities Lending Program, a fund (lender) may make short-term loans of its securities to another party (borrower) to generate additional revenue for the fund. The borrower pledges collateral in the form of cash, securities issued or fully guaranteed by the U.S. government or foreign governments, or letters of credit issued by a bank. Collateral at the individual loan level is required to be maintained on a daily marked-to-market basis in an amount at least equal to the current value of the securities loaned. The lending agent provides a fund with indemnification against borrower default (the borrower fails to return the security on loan) reducing the risk of loss as a result of default. The cash collateral of securities loaned is currently invested in money market portfolios operating pursuant to Rule 2a-7 under the 1940 Act. Each fund bears the risk of loss with respect to the investment of cash collateral. The terms of the securities lending agreement allow the funds or the lending agent to terminate any loan at any given time and the securities must be returned within the earlier of the standard trade settlement period or the specified time period under the relevant securities lending agreement. Securities lending income, as disclosed in each fund’s Statement of Operations, if applicable, represents the income earned from the investment of the cash collateral plus any fees paid by borrowers, less the fees paid to the lending agent and broker rebates which are subject to adjustments pursuant to the securities lending agreement. On loans not collateralized by cash, a fee is received from the borrower, and is allocated between a fund and the lending agent. The aggregate market value of securities loaned will not at any time exceed one-third of the total assets of a fund, including collateral received from the loan. Securities lending fees paid to the unaffiliated lending agent start at 9% of gross lending revenue, with subsequent breakpoints to a low of 5%. In this context, the gross lending revenue equals the income received from the investment of cash collateral and fees paid by borrowers less any rebates paid to the borrowers. Any expenses charged by the cash collateral fund are in addition to these fees. All remaining revenue is retained by the fund, as applicable. No portion of lending revenue is paid to or retained by the investment adviser or any of its affiliates.
As of August 31, 2026, Schwab High Yield Bond ETF had securities on loan, all of which were classified as corporate bonds. The value of securities on loan and the related collateral as of August 31, 2026, are disclosed in the fund’s Portfolio Holdings and Statement of Assets and Liabilities.
(c) Security Transactions:
Security transactions are recorded as of the date the order to buy or sell the security is executed. Realized gains and losses from security transactions are based on the identified costs of the securities involved. Gains and losses from paydowns on mortgage and asset backed securities are recorded as adjustments to interest income.
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Schwab Fixed-Income ETFs
Financial Notes (continued)

2. Significant Accounting Policies (continued):
(d) Investment Income:
Interest income is recorded as it accrues. If a fund buys a debt security at a discount (less than face value) or a premium (more than face value), it amortizes premiums and accretes discounts from the purchase settlement date up to maturity. The fund then increases (in the case of discounts) or reduces (in the case of premiums) the income it records from the security. Certain securities may be callable (meaning that the issuer has the option to pay it off before its maturity date). The fund amortizes the premium and accretes the discount on each callable security to the security’s maturity date, except when the purchase price is higher than the call price at the security’s call date (in which case the premium is amortized to the call date). Debt securities may be placed on non-accrual status and set to accrue at a rate of interest less than the contractual coupon or have the interest receivable written off when the collection of all or a portion of interest has become doubtful. Dividends and distributions from underlying funds are recorded on the date they are effective (the ex-dividend date). Any distributions from underlying funds are recorded in accordance with the character of the distributions as designated by the underlying funds.
(e) Expenses:
Pursuant to the Amended and Restated Advisory Agreement between the investment adviser and the trust, the investment adviser pays the operating expenses of each fund, excluding acquired fund fees and expenses, taxes, any brokerage expenses, and extraordinary or non-routine expenses. Taxes, any brokerage expenses and extraordinary or non-routine expenses that are specific to a fund are charged directly to the fund. Acquired fund fees and expenses are indirect expenses incurred by a fund through its investments in underlying funds and are reflected in the net asset values of the underlying funds.
(f) U.S. Treasury, Agency Debt & Agency MBS Charges:
Due to market conditions or other reasons, delivery of U.S. Treasury securities, agency debt and agency MBS may not occur on a timely basis. In these instances, a fund may fail to receive a security purchased causing the fund to be unable to deliver a security sold. The Treasury Market Practices Group of the Federal Reserve Bank of New York recommends voluntary fail charges when securities are not delivered as agreed by the parties. These fail charges, if any, are included in net realized gains (losses) on sales of securities — unaffiliated issuers in each fund’s Statement of Operations.
(g) Distributions to Shareholders:
The funds make distributions from net investment income, if any, monthly and from net realized capital gains, if any, once a year. To receive a distribution, you must be a registered shareholder on the record date. Distributions are paid to shareholders on the payable date.
(h) Accounting Estimates:
The accounting policies described in this report conform to GAAP. Notwithstanding this, shareholders should understand that in order to follow these principles, fund management has to make estimates and assumptions that affect the information reported in the financial statements. It’s possible that once the results are known, they may turn out to be different from these estimates and these differences may be material.
(i) Federal Income Taxes:
The funds intend to meet federal income and excise tax requirements for regulated investment companies under subchapter M of the Internal Revenue Code, as amended. Accordingly, the funds distribute substantially all of their net investment income and net realized capital gains, if any, to their shareholders each year. As long as a fund meets the tax requirements, it is not required to pay federal income tax. The funds did not pay any federal taxes during the period.
(j) Segment Reporting:
An operating segment is defined in ASC Topic 280 Segment Reporting as a component of a public entity that engages in business activities from which it may recognize revenues and incur expenses, has operating results that are regularly reviewed by the public entity’s chief operating decision maker (CODM) to make decisions about resources to be allocated to the segment and assess its performance, and has discrete financial information available.
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Financial Notes (continued)

2. Significant Accounting Policies (continued):
The management committee of each fund’s investment adviser acts as the funds’ CODM. The CODM has determined that each fund operates as a single operating segment given each fund has a single defined investment strategy disclosed in its respective prospectus. The discrete financial information in the form of each fund’s portfolio composition, total returns, expense ratios and changes in net assets (i.e., changes in net assets resulting from operations, shares sold and shares redeemed), which is used by the CODM to assess performance against the prospectus and to make resource allocation decisions with respect to the funds, is presented within each fund’s financial statements.
(k) Indemnification:
Under the funds’ organizational documents, the officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the funds. In addition, in the normal course of business the funds enter into contracts with their vendors and others that provide general indemnifications. The funds’ maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the funds. However, based on experience, the funds expect the risk of loss attributable to these arrangements to be remote.

3. Affiliates and Affiliated Transactions:
Investment Adviser
Charles Schwab Investment Management, Inc., dba Schwab Asset Management, a wholly owned subsidiary of The Charles Schwab Corporation, serves as each fund’s investment adviser pursuant to the Amended and Restated Advisory Agreement between the investment adviser and the trust.
For its advisory services to the funds, the investment adviser is entitled to receive an annual fee, payable monthly, based on a percentage of each fund’s average daily net assets as follows:
SCHWAB MORTGAGE-BACKED SECURITIES ETF	SCHWAB HIGH YIELD BOND ETF
0.03%	0.03%
Interfund Borrowing and Lending
Pursuant to an exemptive order issued by the SEC, the funds may enter into interfund borrowing and lending transactions with other funds in the Schwab Funds Complex. All loans are for temporary or emergency purposes and the interest rate to be charged will be the average of the overnight repurchase agreement rate and the short-term bank loan rate. All loans are subject to numerous conditions designed to ensure fair and equitable treatment of all participating funds. The interfund lending facility is subject to the oversight and periodic review by the Board of Trustees. The funds had no interfund borrowing or lending activity during the period.

4. Board of Trustees:
The Board of Trustees may include people who are officers and/or directors of the investment adviser or its affiliates. Federal securities law limits the percentage of such “interested persons” who may serve on a trust’s board, and the trust was in compliance with these limitations throughout the report period. The funds did not pay any interested persons or non-interested persons (independent trustees). The independent trustees are paid by the investment adviser pursuant to the Amended and Restated Advisory Agreement where the investment adviser pays the operational expenses of each fund which includes trustee fees.

5. Borrowing from Banks:
During the period, the funds were participants with other funds in the Schwab Funds Complex in a joint, syndicated, committed $1.2 billion line of credit (the Syndicated Credit Facility), which matured on September 25, 2025. On September 25, 2025, the Syndicated Credit Facility was amended to run for a new 28 day period with the line of credit amount remaining unchanged, maturing on October 23, 2025. On October 23, 2025, the Syndicated Credit Facility was amended to run for a new 364 day period with the line of credit amount remaining unchanged, maturing on October 22, 2026. Under the terms of the Syndicated Credit Facility, in addition to the investment adviser paying the interest charged on any borrowings by a fund, the investment adviser paid a commitment fee of 0.15% per annum on the funds’ proportionate share of the unused portion of the Syndicated Credit Facility.
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Schwab Fixed-Income ETFs
Financial Notes (continued)

5. Borrowing from Banks (continued):
During the period, the funds were participants with other funds in the Schwab Funds Complex in a joint, unsecured, uncommitted $400 million line of credit (the Uncommitted Credit Facility) with State Street Bank and Trust Company, which matured on September 25, 2025. On September 25, 2025, the Uncommitted Credit Facility was amended to run for a new 28 day period with the line of credit amount remaining unchanged, maturing on October 23, 2025. On October 23, 2025, the Uncommitted Credit Facility was amended to run for a new 364 day period with the line of credit amount remaining unchanged, maturing on October 22, 2026. Under the terms of the Uncommitted Credit Facility, the investment adviser pays interest on the amount a fund borrows. There were no borrowings by any of the funds from either line of credit during the period.
The funds also have access to custodian overdraft facilities. A fund may have utilized the overdraft facility and incurred an interest expense, which is paid by the investment adviser, if any. The interest expense is determined based on a negotiated rate above the current Federal Funds Rate.

6. Purchases and Sales/Maturities of Investment Securities:
For the period ended August 31, 2026, purchases and sales/maturities of securities (excluding in-kind transactions and short-term obligations) were as follows:
	PURCHASES OF SECURITIES	SALES/MATURITIES OF SECURITIES
Schwab Mortgage-Backed Securities ETF	$1,923,287,521	$1,298,162,969
Schwab High Yield Bond ETF	513,744,669	501,144,248

7. In-Kind Transactions:
The consideration for the purchase of Creation Units of a fund consists of the in-kind deposit of a designated portfolio of fixed-income securities, which constitutes an optimized representation of the securities involved in the fund’s underlying index, and an amount of cash. Investors purchasing and redeeming Creation Units are subject to a standard creation transaction fee and a standard redemption transaction fee paid to the custodian to offset transfer and other transaction costs associated with the issuance and redemption of Creation Units. Purchasers and redeemers of Creation Units for cash are subject to an additional variable charge paid to the fund that will offset the transaction costs to the fund of buying or selling portfolio securities. Variable charges are recorded in the Transactions In Fund Shares section in the Statement of Changes in Net Assets and generally have no effect on the net asset value per share. When variable charges are larger during a period, they are recorded in the Transactions In Fund Shares section in Other capital in the Statement of Changes in Net Assets and in Per-Share Data Other capital in the Financial Highlights. In addition, purchasers and redeemers of shares in Creation Units are responsible for payment of the costs of transferring securities to or out of the fund. From time to time, the investment adviser may cover the cost of any transaction fees when believed to be in the best interests of a fund.
The in-kind transactions for the period ended August 31, 2026, were as follows:
	IN-KIND PURCHASES OF SECURITIES	IN-KIND SALES OF SECURITIES
Schwab Mortgage-Backed Securities ETF	$592,321,721	$—
Schwab High Yield Bond ETF	1,566,259,403	128,397,253
For the period ended August 31, 2026, the funds may realize net capital gains or losses resulting from in-kind redemptions of Creation Units. Because such gains or losses are not taxable to the funds and are not distributed to existing fund shareholders, the gains or losses are reclassified from accumulated net realized gains or losses to capital received from investors at the end of the funds’ tax year. These reclassifications have no effect on net assets or net asset values. The net realized gains or losses on sales of in-kind redemptions for the period ended August 31, 2026, if any, are disclosed in each fund’s Statement of Operations.
As described in each fund’s registration statement, when an investor is unable to deliver all or a portion of the in-kind basket of securities associated with a purchase of Creation Units or is unable to deliver all or a portion of the ETF shares associated with a redemption of Creation Units, the investor must pledge cash collateral on a daily marked-to-market basis in an amount at least equal to the market value of the missing securities or ETF shares. The trust, on behalf of the funds, is permitted to utilize the collateral to purchase the missing shares or acquire the securities at any time and the investor is liable for all costs associated with such purchases. Cash collateral amounts, if any, are disclosed in each fund’s Statement of Assets and Liabilities.
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Schwab Fixed-Income ETFs
Financial Notes (continued)

 8. Federal Income Taxes:
As of August 31, 2026, the tax basis cost of the funds’ investments and gross unrealized appreciation and depreciation were as follows:
	TAX COST	GROSS UNREALIZED APPRECIATION	GROSS UNREALIZED DEPRECIATION	NET UNREALIZED APPRECIATION (DEPRECIATION)
Schwab Mortgage-Backed Securities ETF	$6,698,643,225	$8,135,652	($50,641,141 )	($42,505,489 )
Schwab High Yield Bond ETF	2,920,018,336	21,320,711	(55,737,489)	(34,416,778)
The primary difference between book basis and tax basis unrealized appreciation or unrealized depreciation of investments is the tax deferral of losses on wash sales. The tax cost of the funds’ investments, disclosed above, have been adjusted from their book amounts to reflect these unrealized appreciation or depreciation differences, as applicable.
As of August 31, 2026, the components of distributable earnings on a tax basis were as follows:
	UNDISTRIBUTED ORDINARY INCOME	NET UNREALIZED APPRECIATION (DEPRECIATION) ON INVESTMENTS	CAPITAL LOSS CARRYFORWARDS AND OTHER LOSSES	TOTAL
Schwab Mortgage-Backed Securities ETF	$26,767,021	($42,505,489 )	($12,062,264 )	($27,800,732 )
Schwab High Yield Bond ETF	15,916,300	(34,416,778)	(6,591,294)	(25,091,772)
Net investment income and realized capital gains and losses may differ for financial statement and tax purposes primarily due to differing treatments of paydown gains and losses.
Capital loss carryforwards have no expiration and may be used to offset future realized capital gains for federal income tax purposes. As of August 31, 2026, the funds had capital loss carryforwards available as follows:

Schwab Mortgage-Backed Securities ETF	$12,062,264
Schwab High Yield Bond ETF	6,591,294
The tax basis components of distributions paid during the current and prior fiscal years were as follows:
	CURRENT FISCAL YEAR END DISTRIBUTIONS	PRIOR FISCAL YEAR END DISTRIBUTIONS
	ORDINARY INCOME	ORDINARY INCOME
Schwab Mortgage-Backed Securities ETF	$308,891,750	$75,728,580
Schwab High Yield Bond ETF	149,448,610	60,212,470
Distributions paid to shareholders are based on net investment income and net realized gains determined on a tax basis, which may differ from net investment income and net realized gains for financial reporting purposes. These differences reflect the differing character of certain income items and net realized gains and losses for financial statement and tax purposes, and may result in reclassification among certain capital accounts in the financial statements. The funds may also designate a portion of the amount paid to redeeming shareholders as a distribution for tax purposes.
Permanent book and tax basis differences may result in reclassifications between components of net assets as required. The adjustments will have no impact on net assets or the results of operations.
As of August 31, 2026, management has reviewed the tax positions for open periods (for federal purposes, three years from the date of filing and for state purposes, four years from the date of filing) as applicable to the funds, and has determined that no provision for income tax is required in the funds’ financial statements. During the fiscal year ended August 31, 2026, the funds did not incur any interest or penalties.
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Financial Notes (continued)

 9. Share Splits:
Effective September 25, 2024, the Board authorized a 2-for-1 share split for Schwab High Yield Bond ETF, which applied to shareholders of record as of the close of U.S. markets on October 9, 2024, and paid after the close of U.S. markets on October 10, 2024. Shares began trading at their post-split price on October 11, 2024. The share split did not change the total market value of a shareholder’s investment. The Financial Highlights and Statement of Changes in Net Assets for the Schwab High Yield Bond ETF have been retroactively adjusted to reflect the above share splits in the prior periods presented.

10. Subsequent Events:
Management has determined there are no subsequent events or transactions through the date the financial statements were issued that would have materially impacted the financial statements as presented.
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Schwab Fixed-Income ETFs
Report of Independent Registered Public Accounting Firm

To the Board of Trustees of Schwab Strategic Trust and Shareholders of Schwab Mortgage-Backed Securities ETF and Schwab High Yield Bond ETF:
Opinion on the Financial Statements and Financial Highlights
We have audited the accompanying statements of assets and liabilities, including the portfolio holdings, of Schwab Mortgage-Backed Securities ETF and Schwab High Yield Bond ETF (the “Funds”), two of the funds constituting Schwab Strategic Trust, as of August 31, 2026; the related statement of operations for the year then ended, statements of changes in net assets and financial highlights for the year then ended and for the period from November 19, 2024 (commencement of operations) through August 31, 2025, for Schwab Mortgage-Backed Securities ETF; the related statement of operations for the year then ended, statements of changes in net assets for each of the two years in the period then ended, and financial highlights for each of the three years in the period then ended and for the period from July 11, 2023 (commencement of operations) through August 31, 2023, for Schwab High Yield Bond ETF; and the related notes (collectively referred to as the “financial statements and financial highlights”).
In our opinion, the financial statements and financial highlights present fairly, in all material respects, the financial position of Schwab Mortgage-Backed Securities ETF as of August 31, 2026, and the results of its operations for the year then ended, the changes in its net assets and the financial highlights for the year then ended and for the period from November 19, 2024 (commencement of operations) through August 31, 2025, in conformity with accounting principles generally accepted in the United States of America. Also, in our opinion, the financial statements and financial highlights present fairly, in all material respects, the financial position of Schwab High Yield Bond ETF as of August 31, 2026, and the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the three years in the period then ended and for the period from July 11, 2023 (commencement of operations) through August 31, 2023, in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These financial statements and financial highlights are the responsibility of the Funds’ management. Our responsibility is to express an opinion on the Funds’ financial statements and financial highlights based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement, whether due to error or fraud. The Funds are not required to have, nor were we engaged to perform, an audit of their internal control over financial reporting. As part of our audits, we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Funds’ internal control over financial reporting. Accordingly, we express no such opinion.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements and financial highlights, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and financial highlights. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements and financial highlights. Our procedures included confirmation of securities owned as of August 31, 2026, by correspondence with the custodian and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.
Deloitte & Touche LLP
Denver, Colorado
October 19, 2026
We have served as the auditor of one or more investment companies in the Schwab Funds Complex since 2020.
Schwab Fixed-Income ETFs | Annual Holdings and Financial Statements
43

Changes in and Disagreements with Accountants for Open-End Management Investment Companies

Not applicable.
44
Schwab Fixed-Income ETFs | Annual Holdings and Financial Statements

Proxy Disclosures for Open-End Management Investment Companies

Not applicable.
Schwab Fixed-Income ETFs | Annual Holdings and Financial Statements
45

Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies

The remuneration paid to directors, officers and others is included under Item 7 (Financial Statements and Financial Highlights for Open-End Management Investment Companies).
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Schwab Fixed-Income ETFs | Annual Holdings and Financial Statements

Schwab Fixed-Income ETFs
Investment Advisory Agreement Approval

The Investment Company Act of 1940, as amended (the 1940 Act), requires that the continuation of a fund’s investment advisory agreement must be specifically approved (1) by the vote of the trustees or by a vote of the shareholders of the fund, and (2) by the vote of a majority of the trustees who are not parties to the investment advisory agreement or “interested persons” of any party thereto (the Independent Trustees), cast in person at a meeting called for the purpose of voting on such approval. In connection with such approvals, the fund’s trustees must request and evaluate, and the investment adviser is required to furnish, such information as may be reasonably necessary to evaluate the terms of the investment advisory agreement.
The Board of Trustees (the Board or the Trustees, as appropriate) calls and holds one or more meetings each year that are dedicated, in whole or in part, to considering whether to renew the investment advisory agreement (the Agreement) between Schwab Strategic Trust (the Trust) and Charles Schwab Investment Management, Inc. (dba Schwab Asset Management) (the investment adviser) with respect to the existing funds in the Trust, including Schwab High Yield Bond ETF and Schwab Mortgage-Backed Securities ETF (the Funds), and to review certain other agreements pursuant to which the investment adviser provides investment advisory services to certain other registered investment companies. In preparation for the meeting(s), the Board requests and reviews a wide variety of materials provided by the investment adviser, including information about the investment adviser’s affiliates, personnel, business goals and priorities, profitability, oversight of third-party service providers, corporate structure and operations. As part of the renewal process, the Independent Trustees’ legal counsel, on behalf of the Independent Trustees, sends an information request letter to the investment adviser seeking certain relevant information. The responses by the investment adviser are provided to the Trustees in the Board materials for their review prior to their meeting, and the Trustees are provided with the opportunity to request any additional materials. The Board also receives data provided by an independent provider of investment company data. This information is in addition to the detailed information about the Funds that the Board reviews during the course of each year, including information that relates to the Funds’ operations and performance, legal and compliance matters, risk management, portfolio turnover, and sales and marketing activity. In considering the renewal, the Independent Trustees receive advice from Independent Trustees’ legal counsel, including a memorandum regarding the responsibilities of trustees for the approval of investment advisory agreements. In addition, the Independent Trustees participate in question and answer sessions with representatives of the investment adviser and meet in executive session outside the presence of Fund management.
The Board, including a majority of the Independent Trustees, considered information specifically relating to the continuance of the Agreement with respect to the Funds at meetings held on May 6, 2026 and June 10, 2026, and approved the renewal of the Agreement with respect to the Funds for an additional one-year term at the meeting on June 10, 2026 called for the purpose of voting on such approval.
The Board’s approval of the continuance of the Agreement with respect to the Funds was based on consideration and evaluation of a variety of specific factors discussed at these meetings and at prior meetings, including:
1.
the nature, extent and quality of the services provided to each Fund under the Agreement, including the resources of the investment adviser and its affiliates dedicated to the Funds;
2.
each Fund’s investment performance and how it compared to that of certain other comparable exchange-traded funds and benchmark data;
3.
each Fund’s expenses and how those expenses compared to those of certain other similar exchange-traded funds;
4.
the profitability of the investment adviser and its affiliates, including Charles Schwab & Co., Inc. (Schwab), with respect to each Fund, including both direct and indirect benefits accruing to the investment adviser and its affiliates; and
5.
the extent to which economies of scale would be realized as each Fund grows and whether fee levels in the Agreement reflect those economies of scale for the benefit of Fund investors.
Nature, Extent and Quality of Services. The Board considered the nature, extent and quality of the services provided by the investment adviser to the Funds and the resources of the investment adviser and its affiliates dedicated to the Funds. In this regard, the Trustees evaluated, among other things, the investment adviser’s experience, track record, compliance program, resources dedicated to hiring and retaining skilled personnel and specialized talent, and information security resources. The Trustees also considered information provided by the investment adviser relating to services and support provided with respect to the Funds’ portfolio management team, portfolio strategy, and internal investment guidelines, as well as trading infrastructure, liquidity management, product design and analysis, shareholder communications, securities valuation, and vendor and risk oversight. The Trustees also considered the investment adviser’s continued investment in its infrastructure, including the investment adviser’s technology and use of data (including artificial intelligence tools), business continuity, cybersecurity, due diligence, risk management processes, and information security programs.
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Schwab Fixed-Income ETFs
The Trustees considered Schwab’s overall financial condition and its reputation as a full service brokerage firm, as well as the wide range of products, services and account features that benefit Fund shareholders who are brokerage clients of Schwab. Following such evaluation, the Board concluded, within the context of its full deliberations, that the nature, extent and quality of services provided by the investment adviser to the Funds and the resources of the investment adviser and its affiliates dedicated to the Funds supported renewal of the Agreement with respect to the Funds.
Fund Performance. The Board considered each Fund’s performance in determining whether to renew the Agreement with respect to such Fund. Specifically, the Trustees considered each Fund’s performance relative to a peer category of other exchange-traded funds and applicable indices/benchmarks, in light of portfolio yield and the market environment, as well as in consideration of each Fund’s investment style and strategy. As part of this review, the Trustees considered the composition of the peer category, selection criteria and the reputation of the independent provider of investment company data who prepared the peer category analysis. In evaluating the performance of each Fund, the Trustees considered the risk profile for such Fund and such Fund’s demonstrated performance in tracking its benchmark index. The Trustees noted that the Funds had closely tracked their respective indexes in 2025, with the Funds performing in their expected performance ranges. The Trustees further considered the level of Fund performance in the context of their review of Fund expenses and the investment adviser’s profitability discussed below and also noted that the Board and a designated committee of the Board review performance throughout the year. Following such evaluation, the Board concluded, within the context of its full deliberations, that the performance of each Fund supported renewal of the Agreement with respect to such Fund.
Fund Expenses. With respect to each Fund’s expenses, the Board considered the rate of compensation called for by the Agreement and each Fund’s operating expense ratio, in each case, in comparison to those of other similar exchange-traded funds, such peer groups and comparisons having been selected and calculated by an independent provider of investment company data. The investment adviser reported to the Board, and the Board took into account, the risk assumed by the investment adviser in the development of the Funds and provision of services as well as the competitive marketplace for financial products. The Trustees also considered fees charged by the investment adviser to mutual funds and other exchange-traded funds that it manages. The Board evaluated the Funds’ unitary fee through review of comparative information with respect to fees paid by other similar exchange-traded funds tracking U.S. dollar denominated below investment grade corporate debt indexes for the Schwab High Yield Bond ETF and tracking investment-grade mortgage-backed securities issued and/or guaranteed by U.S. government agencies for the Schwab Mortgage-Backed
Securities ETF. Following such evaluation, the Board concluded, within the context of its full deliberations, that the expenses of each Fund are reasonable and supported renewal of the Agreement with respect to such Fund.
Profitability. The Board considered the compensation flowing to the investment adviser and its affiliates, directly or indirectly and reviewed profitability on a pre-tax basis, without regard to distribution expenses. The Trustees reviewed profitability of the investment adviser relating to the Schwab fund complex as a whole, noting the benefits to Fund shareholders of being part of the Schwab fund complex, including the allocations of certain costs across the Funds and other funds in the complex. The Trustees also considered any other benefits derived by the investment adviser from its relationship with the Funds, such as whether, by virtue of its management of the Funds, the investment adviser obtains investment information or other research resources that aid it in providing advisory services to other clients. The Trustees considered whether the compensation and profitability with respect to the Funds under the Agreement and other service agreements were reasonable in light of the quality of all services rendered to the Funds by the investment adviser and its affiliates. The Trustees noted that the investment adviser continues to invest substantial sums in its business in order to provide enhanced research capabilities, services and systems to benefit the Funds. Based on this evaluation, the Board concluded, within the context of its full deliberations, that the profitability of the investment adviser with respect to each Fund is reasonable and supported renewal of the Agreement with respect to such Fund.
Economies of Scale. Although the Board recognized the difficulty of determining economies of scale with precision, and although the Funds do not have breakpoints in their advisory fees, the Trustees considered the potential existence of any economies of scale by way of the relatively low unitary fee structure of the Funds and whether those are passed along to a Fund’s shareholders through (i) the enhancement of services provided to the Funds in return for fees paid, including through the investment adviser’s continued investment in its infrastructure, including technology and use of data (including artificial intelligence tools), increasing expertise and capabilities in key areas (including portfolio and trade operations), and improving business continuity, cybersecurity, due diligence and information security programs, which are designed to provide enhanced services to the Funds and their shareholders; and (ii) pricing a fund to scale and keeping overall expenses down as the fund grows. Based on this evaluation, the Board concluded, within the context of its full deliberations, that each Fund obtains reasonable benefits from economies of scale.
* * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * *
In the course of their deliberations, the Trustees may have accorded different weights to various factors and did not identify any particular information or factor that was all important or controlling. Based on the Trustees’ deliberation
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Schwab Fixed-Income ETFs | Annual Holdings and Financial Statements

Schwab Fixed-Income ETFs
and their evaluation of the information described above, the Board, including all of the Independent Trustees, approved the continuation of the Agreement with respect to the Funds and concluded that the compensation under the Agreement with respect to the Funds is fair and reasonable in light of the services provided and the related expenses borne by the investment adviser and its affiliates and such other matters as the Trustees considered to be relevant in the exercise of their reasonable judgment.
Schwab Fixed-Income ETFs | Annual Holdings and Financial Statements
49

MFR121806-03
00327899

Item 8:	Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

The changes in and disagreements with accountants for open-end management investment companies are included under Item 7 of this Form.

Item 9:	Proxy Disclosures for Open-End Management Investment Companies.

The proxy disclosures for open-end management investment companies are included under Item 7 of this Form.

Item 10:	Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

The remuneration paid to directors, officers and others is included under Item 7 of this Form.

Item 11:	Statement Regarding Basis for Approval of Investment Advisory Contract.

The statement regarding basis for approval of investment advisory contract is included under Item 7 of this Form.

Item 12:	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 13:	Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 14:	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 15:	Submission of Matters to a Vote of Security Holders.

Not applicable.

Item 16:	Controls and Procedures.

(a)

Based on their evaluation of Registrant’s disclosure controls and procedures, as of a date within 90 days of the filing date, Registrant’s Principal Executive Officer, Omar Aguilar and Registrant’s Principal Financial Officer, Dana Smith, have concluded that Registrant’s disclosure controls and procedures are: (i) reasonably designed to ensure that information required to be disclosed in this report is appropriately communicated to Registrant’s officers to allow timely decisions regarding disclosures required in this report; (ii) reasonably designed to ensure that information required to be disclosed in this report is recorded, processed, summarized and reported in a timely manner; and (iii) are effective in achieving the goals described in (i) and (ii) above.

(b)

During the period covered by this report, there have been no changes in Registrant’s internal control over financial reporting that the above officers believe to have materially affected, or to be reasonably likely to materially affect, Registrant’s internal control over financial reporting.

Item 17:	Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 18:	Recovery of Erroneously Awarded Compensation.

(a) Not applicable.

(b) Not applicable

Item 19: Exhibits.

(a) (1) Registrant’s code of ethics (that is the subject of the disclosure required by Item 2(a)) is attached.

(2)	Not applicable.

(3)

Separate certifications for Registrant’s principal executive officer and principal financial officer, as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended (the “1940 Act”), are attached.

(b)

A certification for Registrant’s principal executive officer and principal financial officer, as required by Rule 30a-2(b) under the 1940 Act, is attached. This certification is being furnished to the Securities and Exchange Commission solely pursuant to 18 U.S.C. section 1350 and is not being filed as part of the Form N-CSR with the Commission.

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Schwab Strategic Trust – Schwab U.S. Equity ETFs, Schwab International Equity ETFs and Schwab Fixed-Income ETFs

By:	/s/ Omar Aguilar
Omar Aguilar Principal Executive Officer (Chief Executive Officer)

Date:	October 19, 2026

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Omar Aguilar
Omar Aguilar Principal Executive Officer (Chief Executive Officer)

Date:	October 19, 2026

By:	/s/ Dana Smith
Dana Smith Principal Financial Officer (Chief Financial Officer)

Date:	October 19, 2026